UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4085

Fidelity Income Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2008

Item 1. Reports to Stockholders

Fidelity® Ginnie Mae Fund
Fidelity Intermediate
Government Income Fund

Annual Report

July 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Ginnie Mae Fund
	<Click Here>	Performance
	<Click Here>	Management's Discussion of Fund Performance
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Fidelity Intermediate Government Income Fund
	<Click Here>	Performance
	<Click Here>	Management's Discussion of Fund Performance
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Domestic and international securities markets have struggled thus far in 2008. High-grade fixed-income investments produced modestly positive results, but many stock benchmarks suffered double-digit losses through the first half of this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2008 to July 31, 2008).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Beginning Account Value February 1, 2008	Ending Account Value July 31, 2008	Expenses Paid During Period* February 1, 2008 to July 31, 2008
Ginnie Mae Fund
Actual	$ 1,000.00	$ 1,003.50	$ 2.24
HypotheticalA	$ 1,000.00	$ 1,022.63	$ 2.26
Intermediate Government Income Fund
Actual	$ 1,000.00	$ 1,004.50	$ 2.24
HypotheticalA	$ 1,000.00	$ 1,022.63	$ 2.26

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Ginnie Mae Fund	.45%
Intermediate Government Income Fund	.45%

Annual Report

Fidelity Ginnie Mae Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2008	Past 1 year	Past 5 years	Past 10 years
Fidelity® Ginnie Mae Fund	7.27%	4.45%	5.24%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Ginnie Mae Fund on July 31, 1998. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® GNMA Index performed over the same period.

Annual Report

Fidelity Ginnie Mae Fund

Management's Discussion of Fund Performance

Comments from William Irving, Portfolio Manager of Fidelity® Ginnie Mae Fund

Bonds with less credit risk generally produced higher returns for investment-grade debt during the 12 months ending July 31, 2008. In that span, the Lehman Brothers® U.S. Aggregate Index - a proxy for high-quality, fixed-rate, taxable bonds - returned 6.15%. Treasuries did the best, buoyed by their reputation as the safest haven in turbulent times, with the Lehman Brothers U.S. Treasury Index up 8.99% during the period. Agency bonds, with their perceived "implicit" government backing, also did well, as the Lehman Brothers U.S. Agency Index rose 7.79%. Mortgage-backed securities ended the period with a gain of 6.96%, according to the Lehman Brothers U.S. Mortgage-Backed Securities Index, while the Lehman Brothers U.S. Credit Index - a measure of high-quality corporate debt - finished with a modest 2.85% increase. The asset-backed sector - home to weak-performing subprime debt - had negative results, as reflected in the 2.69% loss of the Lehman Brothers U.S. Fixed-Rate Asset-Backed Securities Index.

During the past 12 months, the fund returned 7.27%, outpacing the 7.12% gain of the Lehman Brothers GNMA Index. Security selection - which in large measure was predicated on our view that mortgage prepayments would slow even if interest rates declined - bolstered the fund's performance relative to the index. In particular, our larger-than-index exposure to higher-coupon and "seasoned" mortgage securities - meaning those that have not been refinanced despite borrowers being presented with opportunities to do so at lower interest rates - was rewarded. Each segment kept high coupon payments in place for a longer period of time and also enjoyed some price appreciation due to strengthening investor demand. We also gained ground by holding a portion of our higher-coupon and seasoned mortgages as collateralized mortgage obligations (CMOs), which did well when investors sought them out for their resistance to prepayments. We also enjoyed a lift from my use of "to be announced" (TBA) securities, a term that means the actual mortgage-backed bond to be delivered is not designated at the time the trade is made. An out-of-benchmark position in hybrid adjustable-rate mortgage securities (ARMs) benefited us because they generally outpaced the index when adjusted for their lower interest-rate sensitivity. With the benefit of 20/20 hindsight, owning more of these types of securities may have been beneficial given how well they performed, but I was mindful of the importance of diversification.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Ginnie Mae Fund

Investment Changes (Unaudited)

Coupon Distribution as of July 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Less than 4%	2.0	3.0
4 - 4.99%	5.7	10.9
5 - 5.99%	43.7	44.3
6 - 6.99%	35.2	33.7
7 - 7.99%	4.7	4.4
8% and over	1.0	1.1
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of July 31, 2008
6 months ago
Years	5.4	5.0

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of July 31, 2008
6 months ago
Years	4.5	3.1

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of July 31, 2008* A		As of January 31, 2008** B
	Mortgage Securities 93.1%		Mortgage Securities 95.2%
	CMOs and Other Mortgage Related Securities 16.4%		CMOs and Other Mortgage Related Securities 20.0%
	Asset-Backed Securities 0.1%		Asset-Backed Securities 0.2%
	Short-Term Investments and Net Other Assets (9.6)%†		Short-Term Investments and Net Other Assets (15.4)%†
* GNMA Securities	98.8%	** GNMA Securities	98.2%
A Futures and Swaps	(2.6)%	B Futures and Swaps	(9.7)%

† Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Fidelity Ginnie Mae Fund

Investments July 31, 2008

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 93.1%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 5.7%
3.613% 9/1/33 (e)	$ 1,068	$ 1,079
3.732% 6/1/33 (e)	3,520	3,511
3.737% 6/1/33 (e)	1,117	1,119
3.741% 10/1/33 (e)	319	321
3.809% 10/1/33 (e)	2,955	2,971
3.901% 6/1/33 (e)	3,139	3,140
3.908% 9/1/33 (e)	2,857	2,909
3.953% 8/1/33 (e)	1,373	1,390
4.002% 4/1/34 (e)	3,587	3,616
4.006% 6/1/34 (e)	6,996	6,992
4.108% 5/1/34 (e)	3,625	3,653
4.11% 4/1/34 (e)	4,400	4,419
4.157% 9/1/33 (e)	2,278	2,297
4.164% 8/1/34 (e)	1,740	1,751
4.165% 12/1/33 (e)	2,722	2,762
4.168% 10/1/33 (e)	3,189	3,234
4.205% 11/1/34 (e)	3,132	3,154
4.235% 1/1/34 (e)	852	861
4.259% 10/1/33 (e)	134	135
4.284% 3/1/33 (e)	163	165
4.391% 6/1/35 (e)	1,187	1,188
4.408% 5/1/35 (e)	1,888	1,900
4.41% 10/1/34 (e)	1,700	1,714
4.412% 4/1/33 (e)	668	669
4.42% 6/1/35 (e)	1,322	1,331
4.424% 6/1/35 (e)	964	967
4.451% 5/1/34 (e)	3,854	3,874
4.473% 7/1/35 (e)	1,162	1,163
4.499% 3/1/35 (e)	1,339	1,352
4.545% 5/1/35 (e)	910	917
4.599% 10/1/35 (e)	84	85
4.618% 8/1/35 (e)	3,756	3,828
4.628% 8/1/35 (e)	1,578	1,596
4.644% 8/1/35 (e)	1,759	1,778
4.669% 8/1/34 (e)	5,458	5,485
4.717% 2/1/36 (e)	4,345	4,396
4.727% 6/1/33 (e)	100	101
4.731% 3/1/35 (e)	1,242	1,251
4.749% 1/1/35 (e)	1,266	1,277
4.774% 12/1/34 (e)	349	353
4.776% 4/1/35 (e)	131	132
4.791% 10/1/35 (e)	788	797
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.799% 9/1/36 (e)	$ 2,804	$ 2,855
4.821% 9/1/34 (e)	1,433	1,449
4.837% 10/1/34 (e)	3,332	3,366
4.844% 9/1/34 (e)	1,636	1,655
4.847% 1/1/35 (e)	1,119	1,131
4.852% 9/1/34 (e)	544	551
4.863% 12/1/35 (e)	7,390	7,488
4.873% 8/1/34 (e)	234	235
4.896% 3/1/33 (e)	920	931
4.918% 8/1/34 (e)	2,294	2,320
4.942% 9/1/34 (e)	400	404
4.977% 1/1/35 (e)	6,357	6,401
5.012% 7/1/34 (e)	144	145
5.067% 3/1/34 (e)	5,324	5,379
5.089% 9/1/34 (e)	301	304
5.1% 7/1/35 (e)	1,543	1,561
5.127% 8/1/33 (e)	378	381
5.185% 3/1/35 (e)	162	165
5.243% 11/1/36 (e)	1,141	1,163
5.245% 7/1/35 (e)	138	139
5.298% 12/1/34 (e)	416	421
5.328% 1/1/36 (e)	3,797	3,850
5.424% 11/1/36 (e)	3,738	3,791
5.5% 11/1/13 to 3/1/20 (d)	13,373	13,545
5.502% 6/1/47 (e)	800	815
5.513% 3/1/35 (e)	84	85
5.591% 4/1/37 (e)	4,051	4,127
5.708% 12/1/35 (e)	3,840	3,882
5.759% 4/1/36 (e)	4,290	4,382
5.802% 1/1/35 (e)	4,904	4,900
5.843% 3/1/36 (e)	3,446	3,497
5.906% 5/1/36 (e)	3,261	3,334
6.061% 1/1/35 (e)	4,103	4,122
6.102% 3/1/33 (e)	135	137
6.125% 2/1/33 (e)	278	278
6.398% 7/1/36 (e)	6,840	7,038
6.5% 10/1/17 to 7/1/32	12,813	13,309
7% 11/1/16 to 3/1/17	1,612	1,687
7.5% 7/1/09 to 4/1/17	1,239	1,288
8.5% 12/1/27	198	215
9.5% 9/1/30	463	517
10.25% 10/1/18	9	10
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
11.5% 5/1/14 to 7/1/15	$ 23	$ 26
12.5% 11/1/13 to 7/1/16	51	57
13.25% 9/1/11	28	31
		199,000
Freddie Mac - 3.3%
3.758% 10/1/33 (e)	3,781	3,827
3.789% 5/1/35 (e)	2,980	2,989
4.121% 7/1/35 (e)	2,351	2,369
4.21% 6/1/33 (e)	3,915	3,920
4.221% 1/1/35 (e)	4,985	5,044
4.301% 6/1/33 (e)	4,168	4,185
4.336% 6/1/33 (e)	4,126	4,130
4.35% 6/1/33 (e)	1,427	1,422
4.458% 3/1/34 (e)	5,007	5,035
4.806% 5/1/35 (e)	784	789
4.819% 5/1/35 (e)	3,068	3,089
4.882% 10/1/35 (e)	2,050	2,080
5.013% 10/1/36 (e)	2,029	2,071
5.212% 12/1/35 (e)	1,898	1,918
5.27% 11/1/35 (e)	1,920	1,936
5.341% 10/1/35 (e)	6,330	6,439
5.415% 3/1/37 (e)	636	646
5.5% 11/1/17 to 1/1/25	11,104	11,057
5.601% 3/1/35 (e)	7,017	7,090
5.64% 4/1/36 (e)	2,034	2,069
5.804% 11/1/36 (e)	6,668	6,797
5.832% 5/1/37 (e)	673	685
5.886% 7/1/36 (e)	4,026	4,058
6.366% 8/1/34 (e)	931	932
6.491% 3/1/33 (e)	86	87
6.594% 10/1/36 (e)	10,775	11,084
6.734% 9/1/36 (e)	17,530	17,975
8.5% 2/1/09 to 6/1/25	47	50
9% 5/1/09 to 4/1/21	38	40
9.5% 7/1/30	73	83
10% 1/1/09 to 11/1/19	187	206
10.25% 2/1/09 to 11/1/16	33	35
10.5% 5/1/10	1	1
11.25% 2/1/10	4	4
12% 5/1/10 to 6/1/15	46	51
12.5% 11/1/12 to 5/1/15	58	65
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
13% 5/1/14 to 11/1/14	$ 9	$ 10
13.5% 1/1/13 to 12/1/14	5	5
		114,273
Government National Mortgage Association - 84.1%
3.5% 3/20/34	1,081	957
3.5% 5/20/35 (e)	1,554	1,530
3.5% 6/20/35 (e)	1,477	1,459
3.625% 3/20/35 (e)	687	680
3.75% 4/20/35 (e)	549	543
4% 11/20/33	1,358	1,202
4% 4/20/35 (e)	7,968	7,864
4% 5/20/35 (e)	8,851	8,735
4.5% 7/20/33 to 4/20/34	47,862	44,164
4.5% 5/20/34 (e)	1,014	1,027
4.75% 4/20/34 (e)	15,111	14,945
4.75% 6/20/34 (e)	14,648	14,486
4.75% 10/20/35 (e)	3,930	3,932
5% 8/15/18 to 6/15/38 (d)	393,792	382,661
5% 4/20/37 (e)	39,405	39,797
5% 8/1/38 (a)(b)	200	193
5% 8/20/38 (a)(b)	100	97
5% 8/20/38 (a)(b)	200	193
5.25% 7/20/34 (e)	737	740
5.25% 7/20/34 (e)	2,282	2,300
5.5% 12/20/18 to 3/15/38 (c)	379,031	378,040
5.5% 9/20/34 (e)	3,352	3,368
5.5% 6/20/35 (e)	2,681	2,678
5.5% 8/1/38 (a)	6,000	5,956
5.5% 8/1/38 (a)	39,000	38,711
5.5% 8/1/38 (a)	17,000	16,874
5.5% 8/1/38 (a)	3,000	2,978
5.5% 8/1/38 (a)	3,000	2,978
5.5% 8/1/38 (a)	50,000	49,629
5.5% 8/1/38 (a)	15,000	14,889
5.5% 8/1/38 (a)(b)	95,000	93,902
5.5% 8/1/38 (a)	25,000	24,815
5.5% 8/1/38 (a)	15,000	14,827
5.5% 8/1/38 (a)	85,000	84,017
5.5% 8/1/38 (a)	36,000	35,584
5.5% 8/1/38 (a)	25,000	24,711
5.5% 8/1/38 (a)	83,000	82,040
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - continued
5.5% 8/1/38 (a)	$ 29,000	$ 28,665
5.5% 8/1/38 (a)	27,200	26,998
5.5% 8/20/38 (a)	20,000	19,852
5.5% 8/20/38 (a)	15,000	14,827
5.5% 8/20/38 (a)	3,000	2,965
5.5% 8/20/38 (a)	400	397
5.5% 8/20/38 (a)	500	494
5.5% 8/20/38 (a)	200	199
5.5% 8/20/38 (a)	500	494
5.5% 8/20/38 (a)	200	199
5.5% 9/1/38 (a)	11,000	10,838
5.5% 9/1/38 (a)	3,000	2,968
5.5% 9/1/38 (a)	25,000	24,736
5.5% 9/1/38 (a)	31,000	30,673
5.75% 8/20/35 (e)	613	623
6% 8/15/17 to 6/20/38	919,601	936,032
6% 8/1/38 (a)	2,000	2,020
6% 8/1/38 (a)(b)	5,000	5,049
6% 8/20/38 (a)	300	303
6% 8/20/38 (a)	300	303
6% 8/20/38 (a)	200	202
6% 8/20/38 (a)	400	404
6.5% 4/15/23 to 11/20/37	241,818	252,884
6.5% 8/1/38 (a)(b)	3,000	3,092
6.5% 8/20/38 (a)	100	103
6.5% 8/20/38 (a)	200	206
6.5% 8/20/38 (a)	100	103
7% 10/20/16 to 9/20/34	94,666	100,321
7.25% 9/15/27	211	225
7.395% 6/20/25 to 11/20/27	1,634	1,737
7.5% 5/15/17 to 9/20/32	37,377	39,912
8% 8/15/18 to 7/15/32	9,633	10,386
8.5% 9/15/09 to 2/15/31	3,215	3,484
9% 2/15/09 to 5/15/30	1,402	1,550
9.5% 12/20/15 to 4/20/17	485	535
10.5% 1/15/14 to 5/15/19	611	687
13% 2/15/11 to 1/15/15	98	111
13.5% 7/15/10 to 1/15/15	15	17
		2,928,096
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,240,733)		3,241,369
Asset-Backed Securities - 0.1%
	Principal Amount (000s)	Value (000s)
Fannie Mae Grantor Trust Series 2005-T4 Class A1C, 2.6113% 9/25/35 (e) (Cost $2,776)	$ 2,776	$ 2,762
Collateralized Mortgage Obligations - 16.0%

U.S. Government Agency - 16.0%
Fannie Mae:
floater Series 2007-95 Class A1, 2.7113% 8/27/36 (d)(e)	25,784	25,606
Series 2003-39 Class IA, 5.5% 10/25/22 (e)(f)	3,716	583
Series 2006-48 Class LF, 0% 8/25/34 (e)	79	82
target amortization class Series G94-2 Class D, 6.45% 1/25/24	2,397	2,467
Fannie Mae STRIP:
Series 331 Class 12, 6.5% 2/1/33 (f)	2,391	607
Series 339 Class 5, 5.5% 7/1/33 (f)	3,827	937
Series 343 Class 16, 5.5% 5/1/34 (f)	2,749	668
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2861 Class JF, 2.7575% 4/15/17 (e)	2,268	2,252
Series 3094 Class UF, 0% 9/15/34 (e)	1,030	734
planned amortization class:
Series 2220 Class PD, 8% 3/15/30	3,250	3,404
Series 2787 Class OI, 5.5% 10/15/24 (f)	1,395	40
Series 40 Class K, 6.5% 8/17/24	1,493	1,554
sequential payer:
Series 2204 Class N, 7.5% 12/20/29	6,314	6,587
Series 2601 Class TI, 5.5% 10/15/22 (f)	15,618	2,609
Series 2750 Class ZT, 5% 2/15/34	6,382	5,444
Series 2866 Class CY, 4.5% 10/15/19	4,491	4,232
Series 2957 Class SW, 3.5425% 4/15/35 (e)(f)	10,955	634
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-71:
Class Z, 5.5% 10/20/32	48,210	47,693
Class ZJ, 6% 10/20/32	24,689	25,033
Ginnie Mae guaranteed REMIC pass-thru securities:
floater:
Series 2001-22 Class FM, 2.8081% 5/20/31 (e)	596	591
Series 2002-41 Class HF, 2.86% 6/16/32 (e)	678	672
Series 2007-22 Class TC, 0% 4/20/37 (e)	1,952	2,346
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru securities: - continued
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	$ 15,222	$ 15,449
Series 1994-4 Class KQ, 7.9875% 7/16/24	934	1,001
Series 2000-26 Class PK, 7.5% 9/20/30	2,535	2,602
Series 2001-65 Class PH, 6% 11/20/28	6,323	6,491
Series 2002-5 Class PD, 6.5% 5/16/31	4,266	4,300
Series 2002-50 Class PE, 6% 7/20/32	17,485	17,815
Series 2003-31 Class PI, 5.5% 4/16/30 (f)	2,216	135
Series 2003-70 Class LE, 5% 7/20/32	44,000	42,484
Series 2004-19:
Class DJ, 4.5% 3/20/34	2,184	2,186
Class DP, 5.5% 3/20/34	3,895	4,004
Series 2004-30:
Class PC, 5% 11/20/30	19,736	19,518
Class UA, 3.5% 2/20/32	4,134	4,079
Series 2004-64 Class KE, 5.5% 12/20/33	22,978	22,481
Series 2004-98 Class IG, 5.5% 2/20/30 (f)	2,581	280
Series 2005-17 Class IA, 5.5% 8/20/33 (f)	6,321	646
Series 2005-24 Class TC, 5.5% 3/20/35	5,403	5,273
Series 2005-54 Class BM, 5% 7/20/35	9,658	9,532
Series 2005-57 Class PB, 5.5% 7/20/35	5,673	5,591
Series 2006-50 Class JC, 5% 6/20/36	11,780	11,300
Series 2008-28 Class PC, 5.5% 4/20/34	18,652	19,090
sequential payer:
Series 1995-4 Class CQ, 8% 6/20/25	688	739
Series 2001-40 Class Z, 6% 8/20/31	7,579	7,676
Series 2002-18 Class ZB, 6% 3/20/32	7,468	7,615
Series 2002-29 Class SK, 8.25% 5/20/32 (e)	323	336
Series 2002-42 Class ZA, 6% 6/20/32	4,562	4,613
Series 2002-45 Class Z, 6% 6/20/32	2,713	2,766
Series 2002-67 Class ZA, 6% 9/20/32	87,092	88,318
Series 2003-7 Class VP, 6% 11/20/13	4,327	4,391
Series 2004-65 Class VE, 5.5% 7/20/15	4,195	4,282
Series 2004-86 Class G, 6% 10/20/34	6,273	6,387
Series 2005-28 Class AJ, 5.5% 4/20/35	30,674	30,898
Series 2005-47 Class ZY, 6% 6/20/35	4,811	4,575
Series 2005-6 Class EX, 5.5% 11/20/34	1,001	941
Series 2005-82 Class JV, 5% 6/20/35	3,500	3,234
Series 1995-6 Class Z, 7% 9/20/25	1,974	2,049
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru securities: - continued
Series 2003-11 Class S, 4.09% 2/16/33 (e)(f)	$ 9,294	$ 632
Series 2003-92 Class SN, 3.97% 10/16/33 (e)(f)	27,980	2,000
Series 2004-32 Class GS, 4.04% 5/16/34 (e)(f)	2,523	170
Series 2005-6 Class EY, 5.5% 11/20/33	1,016	951
Series 2006-13 Class DS, 7.4128% 3/20/36 (e)	41,316	35,955
Series 2007-18 Class S, 4.34% 4/16/37 (e)(f)	42,993	3,208
Series 2007-35 Class SC, 25.44% 6/16/37 (e)	14,563	18,066
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $556,142)		558,834
Commercial Mortgage Securities - 0.4%

Fannie Mae subordinate REMIC pass-thru certificates:
Series 1998-M3 Class IB, 0.7378% 1/17/38 (e)(f)	18,265	246
Series 1998-M4 Class N, 1.0775% 2/25/35 (e)(f)	5,731	47
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities:
sequential payer Series 2001-58 Class X, 1.0596% 9/16/41 (e)(f)	126,966	2,393
Series 2001-12 Class X, 0.7887% 7/16/40 (e)(f)	37,031	537
Ginnie Mae guaranteed REMIC pass-thru securities:
sequential payer Series 2002-81 Class IO, 1.8292% 9/16/42 (e)(f)	118,820	3,424
Series 2002-62 Class IO, 1.4027% 8/16/42 (e)(f)	77,327	2,075
Series 2002-85 Class X, 1.7269% 3/16/42 (e)(f)	65,008	4,013
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $30,832)		12,735
Cash Equivalents - 9.2%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 2.19%, dated 7/31/08 due 8/1/08 (Collateralized by U.S. Government Obligations) # (Cost $318,944)	$ 318,963	$ 318,944
TOTAL INVESTMENT PORTFOLIO - 118.8% (Cost $4,149,427)		4,134,644
NET OTHER ASSETS - (18.8)%		(654,196)
NET ASSETS - 100%		$ 3,480,448
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sold
Treasury Contracts
216 UST 2 YR Index Contracts	Oct. 2008	$ 45,792	$ (88)

The face value of futures sold as a percentage of net assets - 1.3%
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.554% with Credit Suisse First Boston	April 2013	$ 54,000	$ 803
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.92% with Morgan Stanley, Inc.	Sept. 2012	75,000	(3,649)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.523% with JPMorgan Chase, Inc.	August 2017	12,000	(1,038)
		$ 141,000	$ (3,884)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) A portion of the security is subject to a forward commitment to sell.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $650,000.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $3,221,000.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$318,944,000 due 8/01/08 at 2.19%
BNP Paribas Securities Corp.	$ 23,844
Banc of America Securities LLC	36,982
Bank of America, NA	35,792
Barclays Capital, Inc.	155,708
Greenwich Capital Markets, Inc.	5,839
ING Financial Markets LLC	33,089
J.P. Morgan Securities, Inc.	17,958
RBC Capital Markets Corp.	4,866
WestLB AG	4,866
$ 318,944
Income Tax Information
At July 31, 2008, the fund had a capital loss carryforward of approximately $40,263,000 all of which will expire on July 31, 2015.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Ginnie Mae Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	July 31, 2008

Assets
Investment in securities, at value (including repurchase agreements of $318,944) - See accompanying schedule: Unaffiliated issuers (cost $4,149,427)		$ 4,134,644
Commitment to sell securities on a delayed delivery basis	$ (34,002)
Receivable for securities sold on a delayed delivery basis	33,951	(51)
Receivable for investments sold, regular delivery		4,669
Cash		13
Receivable for fund shares sold		1,897
Interest receivable		17,596
Other receivables		59
Total assets		4,158,827

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 669,560
Payable for fund shares redeemed	1,941
Distributions payable	1,536
Swap agreements, at value	3,884
Accrued management fee	907
Payable for daily variation on futures contracts	98
Other affiliated payables	394
Other payables and accrued expenses	59
Total liabilities		678,379

Net Assets		$ 3,480,448
Net Assets consist of:
Paid in capital		$ 3,555,150
Distributions in excess of net investment income		(14,848)
Accumulated undistributed net realized gain (loss) on investments		(41,048)
Net unrealized appreciation (depreciation) on investments		(18,806)
Net Assets, for 320,563 shares outstanding		$ 3,480,448
Net Asset Value, offering price and redemption price per share ($3,480,448 ÷ 320,563 shares)		$ 10.86

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended July 31, 2008

Investment Income
Interest		$ 177,329

Expenses
Management fee	$ 10,438
Transfer agent fees	3,313
Fund wide operations fee	1,142
Independent trustees' compensation	14
Miscellaneous	9
Total expenses before reductions	14,916
Expense reductions	(40)	14,876
Net investment income		162,453
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	24,770
Futures contracts	(190)
Swap agreements	(7,770)
Total net realized gain (loss)		16,810
Change in net unrealized appreciation (depreciation) on: Investment securities	48,391
Futures contracts	(88)
Swap agreements	(2,404)
Delayed delivery commitments	(51)
Total change in net unrealized appreciation (depreciation)		45,848
Net gain (loss)		62,658
Net increase (decrease) in net assets resulting from operations		$ 225,111

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Ginnie Mae Fund
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended July 31, 2008	Year ended July 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 162,453	$ 165,363
Net realized gain (loss)	16,810	(26,430)
Change in net unrealized appreciation (depreciation)	45,848	33,224
Net increase (decrease) in net assets resulting from operations	225,111	172,157
Distributions to shareholders from net investment income	(165,414)	(164,399)
Share transactions Proceeds from sales of shares	794,966	321,666
Reinvestment of distributions	146,424	145,593
Cost of shares redeemed	(692,940)	(667,711)
Net increase (decrease) in net assets resulting from share transactions	248,450	(200,452)
Total increase (decrease) in net assets	308,147	(192,694)

Net Assets
Beginning of period	3,172,301	3,364,995
End of period (including distributions in excess of net investment income of $14,848 and distributions in excess of net investment income of $4,664, respectively)	$ 3,480,448	$ 3,172,301
Other Information Shares
Sold	72,697	29,988
Issued in reinvestment of distributions	13,412	13,559
Redeemed	(63,680)	(62,274)
Net increase (decrease)	22,429	(18,727)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended July 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.64	$ 10.62	$ 11.00	$ 11.00	$ 11.05
Income from Investment Operations
Net investment income B	.534	.537	.497	.443	.404
Net realized and unrealized gain (loss)	.230	.017	(.315)	.004	.027
Total from investment operations	.764	.554	.182	.447	.431
Distributions from net investment income	(.544)	(.534)	(.542)	(.447)	(.391)
Distributions from net realized gain	-	-	(.020)	-	(.090)
Total distributions	(.544)	(.534)	(.562)	(.447)	(.481)
Net asset value, end of period	$ 10.86	$ 10.64	$ 10.62	$ 11.00	$ 11.00
Total Return A	7.27%	5.29%	1.70%	4.11%	3.96%
Ratios to Average Net Assets C
Expenses before reductions	.45%	.45%	.45%	.57%	.60%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.57%	.60%
Expenses net of all reductions	.45%	.45%	.45%	.57%	.60%
Net investment income	4.90%	5.01%	4.61%	4.00%	3.64%
Supplemental Data
Net assets, end of period (in millions)	$ 3,480	$ 3,172	$ 3,365	$ 4,033	$ 3,977
Portfolio turnover rate	227%	165%	183%	160%	155%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Intermediate Government Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2008	Past 1 year	Past 5 years	Past 10 years
Fidelity Intermediate Govt Income Fund	8.24%	4.10%	5.25%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Intermediate Government Income Fund on July 31, 1998. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers U.S. Government Intermediate Index performed over the same period.

Annual Report

Fidelity Intermediate Government Income Fund

Management's Discussion of Fund Performance

Comments from William Irving, who became Portfolio Manager of Fidelity® Intermediate Government Income Fund on April 1, 2008

Bonds with less credit risk generally produced higher returns for investment-grade debt during the 12 months ending July 31, 2008. In that span, the Lehman Brothers® U.S. Aggregate Index - a proxy for high-quality, fixed-rate, taxable bonds - returned 6.15%. Treasuries did the best, buoyed by their reputation as the safest haven in turbulent times, with the Lehman Brothers U.S. Treasury Index up 8.99% during the period. Agency bonds, with their perceived "implicit" government backing, also did well, as the Lehman Brothers U.S. Agency Index rose 7.79%. Mortgage-backed securities ended the period with a gain of 6.96%, according to the Lehman Brothers U.S. Mortgage-Backed Securities Index, while the Lehman Brothers U.S. Credit Index - a measure of high-quality corporate debt - finished with a modest 2.85% increase. The asset-backed sector - home to weak-performing subprime debt - had negative results, as reflected in the 2.69% loss of the Lehman Brothers U.S. Fixed-Rate Asset-Backed Securities Index.

For the 12 months ending July 31, 2008, Intermediate Government Income returned 8.24% and the Lehman Brothers U.S. Government Intermediate Index gained 8.42%. What we lost through sector selection - underweighting the better-performing U.S. Treasury and agency segments while overweighting the lagging mortgage-backed sector - we made up for through other Treasury-related decisions. In particular, security lending - whereby we loaned Treasury holdings overnight and invested the proceeds in higher-yielding investments - bolstered the fund's results. Security and sector selection among mortgages also worked in the fund's favor. Specifically, good picks among 15-year securities and collateralized mortgage obligations (CMOs) - which are made up of pools of pass-through securities whose cash flows are carved out into classes with their own expected maturities and cash-flow patterns - aided results. In addition, our decision to maintain exposure to hybrid adjustable-rate mortgage securities (ARMs) - which give homeowners a relatively low fixed-interest rate for an initial period and then convert to an ARM where the interest rate periodically resets - was beneficial because they generally out-paced the index when adjusted for their lower interest-rate sensitivity.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Intermediate Government Income Fund

Investment Changes (Unaudited)

Coupon Distribution as of July 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Less than 2%	12.0	0.0
2 - 2.99%	8.8	5.8
3 - 3.99%	12.6	14.9
4 - 4.99%	28.3	33.6
5 - 5.99%	15.6	19.3
6 - 6.99%	5.8	6.3
7% and over	0.4	0.7
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of July 31, 2008
6 months ago
Years	3.5	3.8

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of July 31, 2008
6 months ago
Years	3.4	3.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of July 31, 2008*		As of January 31, 2008**
	Mortgage Securities 15.4%		Mortgage Securities 30.5%
	CMOs and Other Mortgage Related Securities 6.8%		CMOs and Other Mortgage Related Securities 9.2%
	U.S. Treasury Obligations 48.3%		U.S. Treasury Obligations 50.5%
	U.S. Government Agency Obligations 28.5%		U.S. Government Agency Obligations 16.0%
	Asset-Backed Securities 0.1%		Asset-Backed Securities 0.2%
	Short-Term Investments and Net Other Assets 0.9%		Short-Term Investments and Net Other Assets (6.4)%†
* Futures and Swaps	1.1%	** Futures and Swaps	7.2%

† Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Fidelity Intermediate Government Income Fund

Investments July 31, 2008

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 76.8%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 28.5%
Fannie Mae:
2.5% 4/9/10	$ 5,130	$ 5,083
3% 7/12/10	3,000	2,990
3.25% 8/12/10	18,473	18,490
3.375% 5/19/11	21,075	20,999
3.875% 12/10/09	9,980	10,090
3.875% 7/12/13	13,910	13,813
4.75% 11/19/12	16,010	16,520
4.875% 5/18/12	8,000	8,282
5% 2/16/12	15,040	15,640
5.375% 6/12/17	19,239	20,312
6% 5/15/11	8,545	9,102
Freddie Mac:
3.25% 7/16/10	821	822
3.5% 5/29/13	18,200	17,788
3.75% 6/28/13	2,250	2,222
3.875% 6/29/11	16,481	16,626
4.125% 11/30/09	18,200	18,466
4.875% 6/13/18	5,501	5,590
5.125% 4/18/11	2,000	2,083
5.125% 11/17/17 (b)	5,000	5,182
5.25% 7/18/11	12,000	12,564
5.5% 8/23/17	17,907	19,027
Israeli State (guaranteed by U.S. Government through Agency for International Development) 6.8% 2/15/12	7,500	7,967
Private Export Funding Corp. secured:
4.974% 8/15/13	3,435	3,555
5.66% 9/15/11 (c)	9,000	9,511
5.685% 5/15/12	3,915	4,154
Small Business Administration guaranteed development participation certificates Series 2004-20H Class 1, 5.17% 8/1/24	680	672
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A, 6.06% 8/1/10	10,000	10,164
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		277,714
U.S. Treasury Obligations - 48.3%
U.S. Treasury Notes:
1.75% 3/31/10 (b)	140,042	138,622
2.125% 1/31/10	16,891	16,845
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.75% 7/31/10	$ 14,000	$ 14,057
2.75% 2/28/13	49,225	48,275
2.875% 6/30/10	11,460	11,543
3.375% 6/30/13 (b)	25,378	25,501
3.5% 5/31/13	1,950	1,972
3.875% 5/15/18	3,088	3,061
4% 2/15/14	17,519	18,112
4.25% 11/15/14 (b)	38,000	39,802
4.25% 11/15/17	6,000	6,135
4.625% 7/31/12 (e)	70,500	74,570
4.75% 3/31/11	2,182	2,101
4.75% 5/15/14 (b)(e)	15,608	16,764
4.75% 8/15/17	50,213	53,285
TOTAL U.S. TREASURY OBLIGATIONS		470,645
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $749,175)		748,359
U.S. Government Agency - Mortgage Securities - 15.4%

Fannie Mae - 10.1%
3.613% 9/1/33 (f)	232	235
3.71% 6/1/33 (f)	292	291
3.732% 6/1/33 (f)	768	766
3.737% 5/1/33 (f)	309	309
3.741% 10/1/33 (f)	66	66
3.901% 6/1/33 (f)	684	685
3.906% 5/1/34 (f)	397	399
3.916% 5/1/34 (f)	517	521
3.953% 8/1/33 (f)	299	303
3.98% 9/1/33 (f)	530	533
3.988% 10/1/18 (f)	46	46
4% 9/1/13 to 5/1/20	2,471	2,372
4.085% 6/1/33 (f)	57	57
4.108% 5/1/34 (f)	788	794
4.11% 4/1/34 (f)	955	960
4.174% 1/1/35 (f)	173	174
4.235% 1/1/34 (f)	187	189
4.25% 2/1/35 (f)	82	82
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.251% 8/1/33 (f)	$ 109	$ 109
4.259% 10/1/33 (f)	29	29
4.301% 3/1/33 (f)	45	45
4.305% 6/1/33 (f)	700	705
4.306% 5/1/33 (f)	19	19
4.328% 1/1/35 (f)	93	93
4.337% 8/1/33 (f)	316	318
4.341% 10/1/19 (f)	94	94
4.366% 2/1/34 (f)	160	162
4.375% 5/1/35 (f)	190	191
4.378% 1/1/34 (f)	1,015	1,021
4.388% 2/1/35 (f)	158	160
4.391% 10/1/33 (f)	370	370
4.391% 6/1/35 (f)	264	264
4.41% 10/1/34 (f)	383	386
4.418% 5/1/35 (f)	71	71
4.42% 6/1/35 (f)	289	291
4.425% 8/1/34 (f)	219	221
4.427% 1/1/35 (f)	80	80
4.435% 3/1/35 (f)	140	141
4.441% 8/1/35 (f)	1,176	1,180
4.447% 5/1/35 (f)	921	923
4.473% 7/1/35 (f)	252	252
4.483% 11/1/33 (f)	131	132
4.485% 12/1/34 (f)	42	42
4.492% 1/1/35 (f)	438	444
4.5% 3/1/18 to 11/1/19	2,440	2,393
4.545% 5/1/35 (f)	5,337	5,374
4.561% 2/1/35 (f)	353	357
4.565% 7/1/35 (f)	234	234
4.571% 1/1/35 (f)	738	745
4.599% 10/1/35 (f)	42	43
4.618% 8/1/35 (f)	851	868
4.644% 8/1/35 (f)	384	388
4.65% 10/1/34 (f)	274	276
4.669% 8/1/34 (f)	1,193	1,199
4.694% 10/1/34 (f)	256	258
4.701% 2/1/35 (f)	1,200	1,212
4.705% 7/1/34 (f)	238	240
4.707% 2/1/35 (f)	527	535
4.717% 2/1/36 (f)	996	1,008
4.727% 6/1/33 (f)	23	23
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.74% 1/1/35 (f)	$ 397	$ 402
4.774% 12/1/34 (f)	72	73
4.776% 4/1/35 (f)	28	28
4.783% 7/1/35 (f)	384	387
4.791% 10/1/35 (f)	162	164
4.797% 6/1/35 (f)	272	273
4.799% 10/1/35 (f)	142	143
4.812% 11/1/34 (f)	200	202
4.821% 9/1/34 (f)	328	331
4.834% 7/1/36 (f)	279	281
4.841% 4/1/35 (f)	939	953
4.847% 1/1/35 (f)	255	257
4.85% 7/1/35 (f)	487	492
4.859% 10/1/34 (f)	807	816
4.873% 8/1/34 (f)	51	51
4.88% 5/1/35 (f)	163	164
4.896% 3/1/33 (f)	211	213
4.926% 8/1/34 (f)	707	714
4.941% 8/1/34 (f)	590	597
4.969% 3/1/35 (f)	422	428
4.985% 2/1/35 (f)	461	467
4.986% 4/1/33 (f)	12	12
4.987% 2/1/34 (f)	629	634
5% 2/1/16 to 4/1/22	538	531
5.012% 7/1/34 (f)	32	32
5.013% 12/1/32 (f)	846	859
5.047% 10/1/35 (f)	519	525
5.089% 9/1/34 (f)	60	61
5.099% 10/1/35 (f)	361	366
5.127% 8/1/33 (f)	82	83
5.131% 8/1/34 (f)	495	502
5.171% 3/1/36 (f)	1,223	1,242
5.185% 3/1/35 (f)	41	41
5.199% 5/1/35 (f)	55	55
5.243% 11/1/36 (f)	249	254
5.245% 7/1/35 (f)	30	30
5.267% 12/1/36 (f)	240	245
5.271% 7/1/35 (f)	2,239	2,270
5.278% 3/1/35 (f)	52	52
5.298% 12/1/34 (f)	83	84
5.326% 4/1/36 (f)	426	438
5.328% 1/1/36 (f)	839	850
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.349% 2/1/36 (f)	$ 78	$ 79
5.349% 2/1/37 (f)	218	223
5.354% 3/1/37 (f)	1,602	1,631
5.357% 2/1/36 (f)	633	643
5.392% 2/1/37 (f)	1,096	1,115
5.409% 3/1/35 (f)	470	472
5.448% 2/1/37 (f)	1,464	1,494
5.5% 1/1/09 to 6/1/20 (d)	11,246	11,386
5.502% 6/1/47 (f)	175	179
5.513% 3/1/35 (f)	18	18
5.524% 11/1/36 (f)	433	440
5.591% 4/1/37 (f)	885	902
5.632% 2/1/36 (f)	260	265
5.641% 4/1/36 (f)	1,036	1,057
5.665% 6/1/36 (f)	619	632
5.793% 3/1/36 (f)	2,107	2,152
5.801% 1/1/36 (f)	256	260
5.816% 5/1/36 (f)	1,545	1,578
5.822% 9/1/36 (f)	407	414
5.896% 12/1/36 (f)	383	392
5.906% 5/1/36 (f)	713	729
5.951% 5/1/36 (f)	244	250
5.955% 2/1/35 (f)	19	19
6% 5/1/12 to 3/1/31	14,243	14,633
6.009% 4/1/36 (f)	4,352	4,457
6.095% 3/1/37 (f)	432	444
6.102% 3/1/33 (f)	30	30
6.125% 2/1/33 (f)	57	57
6.169% 4/1/36 (f)	417	428
6.206% 2/1/35 (f)	22	23
6.226% 3/1/37 (f)	140	143
6.234% 2/1/35 (f)	51	51
6.251% 6/1/36 (f)	59	60
6.5% 6/1/16 to 7/1/32	1,799	1,866
7% 12/1/08 to 9/1/31	271	280
7.5% 5/1/37	339	359
9% 2/1/13	69	72
9.5% 11/15/09	58	59
10.25% 10/1/09 to 10/1/18	6	6
11% 8/1/10 to 1/1/16	170	180
11.25% 5/1/14 to 1/1/16	45	50
11.5% 9/1/11 to 6/15/19	139	152
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
12.25% 7/1/12 to 8/1/13	$ 6	$ 7
12.5% 9/1/12 to 7/1/16	126	144
12.75% 10/1/11 to 6/1/15	64	69
13% 7/1/13 to 7/1/15	58	67
13.25% 9/1/11	45	50
13.5% 11/1/14 to 12/1/14	13	15
15% 4/1/12	2	3
		98,315
Freddie Mac - 5.2%
3.474% 7/1/33 (f)	721	721
3.789% 5/1/35 (f)	661	663
4% 1/1/19 to 11/1/20	3,862	3,668
4.006% 4/1/34 (f)	1,310	1,310
4.121% 7/1/35 (f)	520	524
4.221% 1/1/35 (f)	1,086	1,099
4.275% 6/1/35 (f)	116	116
4.307% 12/1/34 (f)	117	118
4.35% 6/1/33 (f)	312	311
4.406% 3/1/35 (f)	128	128
4.422% 2/1/34 (f)	89	89
4.429% 3/1/35 (f)	124	124
4.541% 2/1/35 (f)	235	237
4.556% 5/1/33 (f)	882	885
4.667% 9/1/36 (f)	277	279
4.79% 2/1/36 (f)	110	111
4.791% 3/1/35 (f)	237	239
4.84% 4/1/35 (f)	465	468
4.882% 10/1/35 (f)	449	455
5% 3/1/18 to 9/1/35	8,846	8,818
5.013% 10/1/36 (f)	463	472
5.027% 7/1/35 (f)	1,355	1,370
5.125% 7/1/35 (f)	409	414
5.264% 12/1/33 (f)	752	759
5.27% 11/1/35 (f)	417	421
5.275% 2/1/36 (f)	38	38
5.376% 3/1/35 (f)	80	81
5.415% 3/1/37 (f)	141	143
5.485% 1/1/36 (f)	397	403
5.5% 8/1/14 to 11/1/20	2,806	2,839
5.52% 1/1/36 (f)	562	570
5.52% 4/1/37 (f)	177	181
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
5.579% 2/1/35 (f)	$ 161	$ 162
5.592% 3/1/36 (f)	1,779	1,807
5.743% 10/1/35 (f)	112	114
5.745% 5/1/37 (f)	1,872	1,902
5.782% 3/1/37 (f)	919	933
5.792% 4/1/37 (f)	856	870
5.814% 5/1/37 (f)	1,052	1,069
5.816% 6/1/37 (f)	646	657
5.829% 5/1/37 (f)	290	295
5.832% 5/1/37 (f)	148	150
5.949% 4/1/36 (f)	3,058	3,120
6% 7/1/16 to 2/1/19	3,035	3,142
6.021% 6/1/36 (f)	309	315
6.141% 2/1/37 (f)	272	278
6.143% 12/1/36 (f)	1,933	1,976
6.224% 5/1/36 (f)	253	259
6.273% 12/1/36 (f)	626	641
6.378% 7/1/36 (f)	295	302
6.417% 6/1/37 (f)	69	71
6.483% 9/1/36 (f)	1,448	1,487
6.491% 3/1/33 (f)	19	19
6.5% 12/1/21	812	838
6.641% 8/1/37 (f)	495	510
7.581% 4/1/37 (f)	75	78
8.5% 5/1/17	7	7
9% 11/1/09 to 7/1/16	27	29
9.5% 7/1/16 to 8/1/21	224	246
10% 7/1/09 to 3/1/21	431	478
10.5% 9/1/09 to 5/1/21	16	17
11% 9/1/20	18	20
11.25% 2/1/10 to 6/1/14	54	60
11.5% 10/1/15 to 8/1/19	41	46
11.75% 7/1/15	1	1
12% 10/1/09 to 11/1/19	95	104
12.25% 12/1/11 to 8/1/15	44	49
12.5% 10/1/09 to 6/1/19	445	500
12.75% 2/1/10 to 10/1/10	4	4
13% 9/1/10 to 5/1/17	81	90
13.25% 11/1/10 to 10/1/13	23	27
13.5% 11/1/10 to 8/1/11	16	17
14% 11/1/12 to 4/1/16	4	5
14.5% 12/1/10	0	0
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
14.75% 3/1/10	$ 0	$ 0
16.25% 7/1/11	0	0
		50,749
Government National Mortgage Association - 0.1%
8% 12/15/23	358	385
8.5% 6/15/16 to 2/15/17	5	5
10.5% 9/15/15 to 10/15/21	590	677
10.75% 12/15/09 to 3/15/10	4	4
11% 5/20/16 to 1/20/21	38	44
12.5% 12/15/10	1	1
13% 1/15/11 to 10/15/13	36	40
13.25% 8/15/14	9	10
13.5% 7/15/11 to 12/15/14	8	9
14% 6/15/11	5	5
		1,180
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $148,683)		150,244
Asset-Backed Securities - 0.1%

Fannie Mae Grantor Trust Series 2005-T4 Class A1C, 2.6113% 9/25/35 (f) (Cost $607)	607	604
Collateralized Mortgage Obligations - 6.8%

U.S. Government Agency - 6.8%
Fannie Mae:
floater:
Series 1994-42 Class FK, 3.34% 4/25/24 (f)	3,019	2,839
Series 2007-95 Class A1, 2.7113% 8/27/36 (f)	1,289	1,280
planned amortization class:
Series 1988-21 Class G, 9.5% 8/25/18	68	75
Series 1994-12 Class PH, 6.25% 1/25/09	112	112
Series 2002-83 Class ME, 5% 12/25/17	5,150	5,063
Series 2003-28 Class KG, 5.5% 4/25/23	725	697
sequential payer Series 1993-238 Class C, 6.5% 12/25/08	400	400
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 3.4413% 8/25/31 (f)	$ 590	$ 594
Series 2002-60 Class FV, 3.4613% 4/25/32 (f)	214	214
Series 2002-74 Class FV, 2.9113% 11/25/32 (f)	2,989	2,963
Series 2002-75 Class FA, 3.4613% 11/25/32 (f)	438	438
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16	562	570
Series 2002-11:
Class QC, 5.5% 3/25/17	1,229	1,249
Class UC, 6% 3/25/17	942	963
Series 2002-16 Class PG, 6% 4/25/17	1,211	1,244
Series 2002-18 Class PC, 5.5% 4/25/17	1,790	1,820
Series 2002-61 Class PG, 5.5% 10/25/17	1,945	1,978
Series 2002-71 Class UC, 5% 11/25/17	3,155	3,122
Series 2002-9 Class PC, 6% 3/25/17	87	89
Series 2003-122 Class OL, 4% 12/25/18	880	820
Series 2003-128 Class NE, 4% 12/25/16	1,260	1,239
Series 2003-85 Class GD, 4.5% 9/25/18	1,425	1,386
Series 2004-80 Class LD, 4% 1/25/19	980	953
Series 2004-81:
Class KC, 4.5% 4/25/17	690	691
Class KD, 4.5% 7/25/18	1,315	1,295
Series 2005-52 Class PB, 6.5% 12/25/34	1,555	1,618
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	352	360
Series 2002-57 Class BD, 5.5% 9/25/17	311	319
Series 2003-18 Class EY, 5% 6/25/17	1,638	1,654
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2526 Class FC, 2.8575% 11/15/32 (f)	676	669
Series 2630 Class FL, 2.9575% 6/15/18 (f)	58	59
Series 2925 Class CQ, 0% 1/15/35 (f)	225	140
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	365	374
Series 2376 Class JE, 5.5% 11/15/16	325	327
Series 2378 Class PE, 5.5% 11/15/16	918	925
Series 2381 Class OG, 5.5% 11/15/16	263	264
Series 2390 Class CH, 5.5% 12/15/16	838	848
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2425 Class JH, 6% 3/15/17	$ 445	$ 456
Series 2628 Class OE, 4.5% 6/15/18	705	687
Series 2640 Class GE, 4.5% 7/15/18	3,690	3,594
Series 2695 Class DG, 4% 10/15/18	1,635	1,521
Series 2752 Class PW, 4% 4/15/22	902	903
Series 2802 Class OB, 6% 5/15/34	1,355	1,390
Series 2810 Class PD, 6% 6/15/33	1,020	1,024
Series 2831 Class PB, 5% 7/15/19	1,975	1,955
Series 2866 Class XE, 4% 12/15/18	1,875	1,825
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	2,000	2,113
Series 2546 Class C, 5% 12/15/17	1,115	1,107
Series 2570 Class CU, 4.5% 7/15/17	174	173
Series 2572 Class HK, 4% 2/15/17	242	239
Series 2617 Class GW, 3.5% 6/15/16	897	896
Series 2860 Class CP, 4% 10/15/17	176	174
Series 2866 Class N, 4.5% 12/15/18	1,212	1,217
Series 2937 Class HJ, 5% 10/15/19	835	840
Series 2998 Class LY, 5.5% 7/15/25	295	279
Series 3007 Class EW, 5.5% 7/15/25	1,125	1,070
Series 3013 Class VJ, 5% 1/15/14	1,721	1,739
Series 3266 Class C, 5% 2/15/20	593	595
Series 2715 Class NG, 4.5% 12/15/18	890	857
Series 2769 Class BU, 5% 3/15/34	1,014	904
Series 2975 Class NA, 5% 7/15/23	434	439
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $65,739)		65,648
Cash Equivalents - 19.2%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 2.19%, dated 7/31/08 due 8/1/08:
(Collateralized by U.S. Government Obligations) #	$ 15,311	$ 15,310
(Collateralized by U.S. Government Obligations) # (a)	172,048	172,038
TOTAL CASH EQUIVALENTS (Cost $187,348)		187,348
TOTAL INVESTMENT PORTFOLIO - 118.3% (Cost $1,151,552)		1,152,203
NET OTHER ASSETS - (18.3)%		(178,075)
NET ASSETS - 100%		$ 974,128
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
7 UST 2 YR Index Contracts	Oct. 2008	$ 1,484	$ 4
58 UST 5 YR Index Contracts	Oct. 2008	6,457	34
TOTAL TREASURY CONTRACTS			$ 38

The face value of futures purchased as a percentage of net assets - 0.9%
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.35% with Bank of America	March 2037	$ 1,800	$ (118)
Receive semi-annually a fixed rate equal to 3.1899% and pay quarterly a floating rate based on 3-month LIBOR with Goldman Sachs	April 2010	3,300	20
		$ 5,100	$ (98)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,511,000 or 1.0% of net assets.

(d) A portion of the security is subject to a forward commitment to sell.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $316,000.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$15,310,000 due 8/01/08 at 2.19%
BNP Paribas Securities Corp.	$ 1,145
Banc of America Securities LLC	1,775
Bank of America, NA	1,718
Barclays Capital, Inc.	7,474
Greenwich Capital Markets, Inc.	280
ING Financial Markets LLC	1,588
J.P. Morgan Securities, Inc.	862
RBC Capital Markets Corp.	234
WestLB AG	234
$ 15,310
$172,038,000 due 8/01/08 at 2.19%
Bank of America, NA	$ 172,038
Income Tax Information
At July 31, 2008, the fund had a capital loss carryforward of approximately $17,628,000 of which $155,000, $6,019,000 and $11,454,000 will expire on July 31, 2013, 2014 and 2015, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Intermediate Government Income Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	July 31, 2008

Assets
Investment in securities, at value (including securities loaned of $168,203 and repurchase agreements of $187,348) - See accompanying schedule: Unaffiliated issuers (cost $1,151,552)		$ 1,152,203
Commitment to sell securities on a delayed delivery basis	$ (7,031)
Receivable for securities sold on a delayed delivery basis	7,081	50
Receivable for investments sold, regular delivery		558
Cash		2
Receivable for fund shares sold		1,533
Interest receivable		7,569
Receivable for daily variation on futures contracts		33
Other receivables		1
Total assets		1,161,949

Liabilities
Payable for investments purchased	$ 14,068
Payable for fund shares redeemed	962
Distributions payable	249
Swap agreements, at value	98
Accrued management fee	251
Other affiliated payables	112
Other payables and accrued expenses	43
Collateral on securities loaned, at value	172,038
Total liabilities		187,821

Net Assets		$ 974,128
Net Assets consist of:
Paid in capital		$ 990,984
Undistributed net investment income		388
Accumulated undistributed net realized gain (loss) on investments		(17,885)
Net unrealized appreciation (depreciation) on investments		641
Net Assets, for 94,056 shares outstanding		$ 974,128
Net Asset Value, offering price and redemption price per share ($974,128 ÷ 94,056 shares)		$ 10.36

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended July 31, 2008

Investment Income
Interest		$ 36,020

Expenses
Management fee	$ 2,633
Transfer agent fees	835
Fund wide operations fee	288
Independent trustees' compensation	4
Interest	1
Miscellaneous	2
Total expenses before reductions	3,763
Expense reductions	(15)	3,748
Net investment income		32,272
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	22,485
Futures contracts	512
Swap agreements	2,863
Total net realized gain (loss)		25,860
Change in net unrealized appreciation (depreciation) on: Investment securities	1,397
Futures contracts	38
Swap agreements	(638)
Delayed delivery commitments	50
Total change in net unrealized appreciation (depreciation)		847
Net gain (loss)		26,707
Net increase (decrease) in net assets resulting from operations		$ 58,979

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Intermediate Government Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended July 31, 2008	Year ended July 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 32,272	$ 31,542
Net realized gain (loss)	25,860	(5,105)
Change in net unrealized appreciation (depreciation)	847	9,911
Net increase (decrease) in net assets resulting from operations	58,979	36,348
Distributions to shareholders from net investment income	(33,538)	(32,742)
Share transactions Proceeds from sales of shares	459,861	66,477
Reinvestment of distributions	29,780	28,271
Cost of shares redeemed	(241,009)	(157,163)
Net increase (decrease) in net assets resulting from share transactions	248,632	(62,415)
Total increase (decrease) in net assets	274,073	(58,809)

Net Assets
Beginning of period	700,055	758,864
End of period (including undistributed net investment income of $388 and undistributed net investment income of $1,908, respectively)	$ 974,128	$ 700,055
Other Information Shares
Sold	44,265	6,665
Issued in reinvestment of distributions	2,886	2,831
Redeemed	(23,326)	(15,756)
Net increase (decrease)	23,825	(6,260)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended July 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.92	$ 10.11	$ 10.18	$ 10.17
Income from Investment Operations
Net investment income B	.398	.435	.414	.330	.274
Net realized and unrealized gain (loss)	.413	.067	(.219)	(.084)	.014
Total from investment operations	.811	.502	.195	.246	.288
Distributions from net investment income	(.421)	(.452)	(.385)	(.316)	(.278)
Net asset value, end of period	$ 10.36	$ 9.97	$ 9.92	$ 10.11	$ 10.18
Total Return A	8.24%	5.14%	1.97%	2.43%	2.84%
Ratios to Average Net Assets C
Expenses before reductions	.45%	.45%	.45%	.57%	.60%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.57%	.60%
Expenses net of all reductions	.45%	.45%	.45%	.57%	.60%
Net investment income	3.86%	4.36%	4.14%	3.23%	2.67%
Supplemental Data
Net assets, end of period (in millions)	$ 974	$ 700	$ 759	$ 884	$ 963
Portfolio turnover rate	318%	121%	97%	90%	152%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2008

(Amounts in thousands except ratios)

1. Organization.

Fidelity Ginnie Mae Fund and Fidelity Intermediate Government Income Fund (the Funds) are funds of Fidelity Income Fund (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is

Annual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

calculated as of the close of business of the New York Stock Exchange (NYSE) normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Ginnie Mae Fund, independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Funds' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. Certain adjustments have been made to the accounts relating to prior periods. Collectively, these adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, prior period premium and discount on debt securities, market discount, deferred trustees compensation, financing transactions, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Ginnie Mae Fund	$ 4,166,569	$ 25,019	$ (56,944)	$ (31,925)
Intermediate Government Income Fund	1,151,435	7,600	(6,832)	768
	Undistributed Ordinary Income	Undistributed Long-term Capital Gain	Capital Loss Carryforward
Ginnie Mae Fund	$ 1,537	$ -	$ (40,263)
Intermediate Government Income Fund	68	-	(17,628)

The tax character of distributions paid was as follows:

July 31, 2008	Ordinary Income	Long-term Capital Gains	Total
Ginnie Mae Fund	$ 165,414	$ -	$ 165,414
Intermediate Government Income Fund	33,538	-	33,538
July 31, 2007	Ordinary Income	Long-term Capital Gains	Total
Ginnie Mae Fund	$ 164,399	$ -	$ 164,399
Intermediate Government Income Fund	32,742	-	32,742

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

Annual Report

2. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Funds invest in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. Certain Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

both payables and receivables in each applicable fund's Statement of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. Certain Funds may use futures contracts to manage their exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in each applicable fund's Schedule of Investments. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in each applicable fund's Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in each applicable fund's Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

Swap Agreements. Certain Funds may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk.

Annual Report

3. Operating Policies - continued

Swap Agreements - continued

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Periodic payments received or made by each applicable Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on each applicable Funds Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in each applicable Fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. Certain Funds may enter into dollar rolls in which the Fund sells mortgage-backed securities, realizing a gain or loss, and simultaneously agrees to repurchase substantially similar securities at a future date. In addition, certain Funds may enter into reverse dollar rolls in which the Fund purchases and simultaneously agrees to sell substantially similar securities at a future date. During the period between the sale and repurchase in a dollar roll transaction, the Fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities that are permissible investments of the Fund. During the period between the purchase and subsequent sale in a reverse dollar roll transaction, the Fund is entitled to interest and principal payments on the securities purchased. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Ginnie Mae Fund	.20%	.12%	.32%
Intermediate Government Income Fund	.20%	.12%	.32%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of each Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR, was the Funds' transfer agent.

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, the compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Ginnie Mae Fund	.03%
Intermediate Government Income Fund	.03%

5. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Ginnie Mae Fund	$ 8
Intermediate Government Income Fund	2

During the period, there were no borrowings on this line of credit.

Annual Report

6. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to:

Intermediate Government Income Fund	$ 729

7. Bank Borrowings.

Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. At period end, there were no bank borrowings outstanding. Each applicable Fund's activity in this program during the period for which loans were outstanding was as follows:

	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Intermediate Government Income Fund	$ 7,508	2.31%	$ 1

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Expense Reductions.

Through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Fund Wide Operations expense reduction	Transfer Agent expense reduction

Ginnie Mae Fund	$ 7	$ 33
Intermediate Government Income Fund	5	10

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Ginnie Mae Fund and Fidelity Intermediate Government Income Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial positions of Fidelity Ginnie Mae Fund and Fidelity Intermediate Government Income Fund (funds of Fidelity Income Fund) at July 31, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
September 26, 2008

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 159 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 377 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

George H. Heilmeier (72)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology), Compaq, Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Member and Executive Officers**:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Income Fund. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

John R. Hebble (50)

Year of Election or Appointment: 2008

President and Treasurer of Ginnie Mae and Intermediate Government Income. Mr. Hebble also serves as President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2003-present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2006

Vice President of Ginnie Mae and Intermediate Government Income. Mr. Greer also serves as Vice President of Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-
present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Dwight D. Churchill (54)

Year of Election or Appointment: 2008

Vice President of Ginnie Mae and Intermediate Government Income. Mr. Churchill also serves as Vice President of Fidelity's Bond Funds (2008-present). Mr. Churchill is Executive Vice President of FMR (2005-present), FMR Co., Inc. (2005-present) and Fidelity Investments Money Management, Inc. (2008-present). Previously, Mr. Churchill served as Senior Vice President of FMR (1997-2005) and Senior Vice President of Fidelity Investments Money Management, Inc. (2000-2006).

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of Ginnie Mae and Intermediate Government Income. Mr. Goebel also serves as Secretary and CLO of other Fidelity funds (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present); and Deputy General Counsel of FMR LLC. Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Nancy D. Prior (41)

Year of Election or Appointment: 2008

Assistant Secretary of Ginnie Mae and Intermediate Government Income. Ms. Prior also serves as Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2002-present).

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) officer of Ginnie Mae and Intermediate Government Income. Ms. Laurent also serves as AML officer of other Fidelity funds (2008-present) and is an employee of FMR LLC. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (49)

Year of Election or Appointment: 2008

Chief Financial Officer of Ginnie Mae and Intermediate Government Income. Ms. Reynolds also serves as Chief Financial Officer of other Fidelity funds (2008-present). Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of Ginnie Mae and Intermediate Government Income. Mr. Whitaker also serves as Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of Ginnie Mae and Intermediate Government Income. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of Ginnie Mae and Intermediate Government Income. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)

Year of Election or Appointment: 2004

Assistant Treasurer of Ginnie Mae and Intermediate Government Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004-present) and is an employee of FMR.

Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of Ginnie Mae and Intermediate Government Income. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of Ginnie Mae and Intermediate Government Income. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Intermediate Government Income	15.94%

The funds designate the amounts noted below as distributions paid during the period January 1, 2008 to July 31, 2008 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

Fund
Ginnie Mae	$ 95,007,957
Intermediate Government Income	$ 20,873,244

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Ginnie Mae Fund / Fidelity Intermediate Government Income Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

In considering whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Annual Report

Fidelity Ginnie Mae Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the first quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that may be taken by FMR to improve the fund's below-benchmark performance and how investment personnel evaluate potential for incremental return against the risks involved in obtaining that incremental return. The Board considered the steps that FMR has taken to strengthen and refine its risk management processes in light of recent credit events that have affected various sectors of the fixed-income markets.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Intermediate Government Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the first quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that may be taken by FMR to improve the fund's below-benchmark performance and how investment personnel evaluate potential for incremental return against the risks involved in obtaining that incremental return. The Board considered the steps that FMR has taken to strengthen and refine its risk management processes in light of recent credit events that have affected various sectors of the fixed-income markets.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Fidelity Ginnie Mae Fund

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Intermediate Government Income Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to each fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that each fund's chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for each fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee to 10 basis points, and (iii) limit each fund's total expenses to 45 basis points. These contractual arrangements may not be increased without Board and shareholder approval.

Annual Report

The Board noted that each fund's total expenses ranked below its competitive median for 2007.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board noted, however, that because the current contractual arrangements set each fund's total fund-level expenses at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Management & Research (U.K.) Inc.

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

GMIG-UANN-0908
1.844592.101

Fidelity®
Government Income
Fund

Annual Report

July 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Domestic and international securities markets have struggled thus far in 2008. High-grade fixed-income investments produced modestly positive results, but many stock benchmarks suffered double-digit losses through the first half of this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of Government Income's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2008	Past 1 year	Past 5 years	Past 10 years
Government Income	8.25%	4.69%	5.39%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Government Income on July 31, 1998. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® U.S. Government Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from William Irving, Portfolio Manager of Fidelity® Government Income Fund

Bonds with less credit risk generally produced higher returns for investment-grade debt during the 12 months ending July 31, 2008. In that span, the Lehman Brothers® U.S. Aggregate Index - a proxy for high-quality, fixed-rate, taxable bonds - returned 6.15%. Treasuries did the best, buoyed by their reputation as the safest haven in turbulent times, with the Lehman Brothers U.S. Treasury Index up 8.99% during the period. Agency bonds, with their perceived "implicit" government backing, also did well, as the Lehman Brothers U.S. Agency Index rose 7.79%. Mortgage-backed securities ended the period with a gain of 6.96%, according to the Lehman Brothers U.S. Mortgage-Backed Securities Index, while the Lehman Brothers U.S. Credit Index - a measure of high-quality corporate debt - finished with a modest 2.85% increase. The asset-backed sector - home to weak-performing subprime debt - had negative results, as reflected in the 2.69% loss of the Lehman Brothers U.S. Fixed-Rate Asset-Backed Securities Index.

For the 12 months ending July 31, 2008, Government Income returned 8.25%, beating the 8.20% return of the Lehman Brothers 75% U.S. Government/25% U.S. Mortgage-Backed Securities Index. What we lost by underweighting Treasuries - the index's biggest sector concentration and its best performer during the period - we more than made up for through other Treasury-related decisions. In particular, security lending - whereby we loaned Treasury holdings overnight and invested the proceeds in higher-yielding investments - bolstered the fund's results. We also were successful with tactical trades of Treasury Inflation-Protected Securities (TIPS), which are not part of the index. Advantageous yield-curve positioning also benefited the fund's performance. In the mortgage sector, good picks among 15-year securities and collateralized mortgage obligations (CMOs) - which are made up of pools of pass-through securities whose cash flows are carved out into classes with their own expected maturities and cash-flow patterns - worked in the fund's favor. Likewise, my decision to maintain a larger-than-index exposure to hybrid adjustable-rate mortgage securities (ARMs) - which give homeowners a relatively low fixed-interest rate for an initial period and then convert to an ARM where the interest rate periodically resets - benefited relative performance, as they generally outpaced the index after adjusting for their lower interest-rate sensitivity. With the benefit of 20/20 hindsight, owning more of these types of securities may have been helpful given how well they performed, but I was mindful of the importance of diversification.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2008 to July 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Beginning Account Value February 1, 2008	Ending Account Value July 31, 2008	Expenses Paid During Period* February 1, 2008 to July 31, 2008
Class A
Actual	$ 1,000.00	$ 999.60	$ 3.98
HypotheticalA	$ 1,000.00	$ 1,020.89	$ 4.02
Class T
Actual	$ 1,000.00	$ 1,000.70	$ 3.88
HypotheticalA	$ 1,000.00	$ 1,020.98	$ 3.92
Class B
Actual	$ 1,000.00	$ 996.10	$ 7.54
HypotheticalA	$ 1,000.00	$ 1,017.30	$ 7.62
Class C
Actual	$ 1,000.00	$ 996.00	$ 7.64
HypotheticalA	$ 1,000.00	$ 1,017.21	$ 7.72
Government Income
Actual	$ 1,000.00	$ 1,001.40	$ 2.24
HypotheticalA	$ 1,000.00	$ 1,022.63	$ 2.26
Institutional Class
Actual	$ 1,000.00	$ 1,002.10	$ 2.49
HypotheticalA	$ 1,000.00	$ 1,022.38	$ 2.51

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.80%
Class T	.78%
Class B	1.52%
Class C	1.54%
Government Income	.45%
Institutional Class	.50%

Annual Report

Investment Changes (Unaudited)

Coupon Distribution as of July 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	1.2	1.6
Less than 2%	2.8	0.8
2 - 2.99%	5.5	1.6
3 - 3.99%	10.1	8.7
4 - 4.99%	14.1	25.6
5 - 5.99%	27.4	24.9
6 - 6.99%	12.7	14.7
7% and over	1.9	3.0
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of July 31, 2008
6 months ago
Years	4.8	4.6

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of July 31, 2008
6 months ago
Years	5.1	4.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of July 31, 2008*		As of January 31, 2008**
	Mortgage Securities 30.9%		Mortgage Securities 34.5%
	CMOs and Other Mortgage Related Securities 8.3%		CMOs and Other Mortgage Related Securities 7.7%
	U.S. Treasury Obligations 34.3%		U.S. Treasury Obligations 33.6%
	U.S. Government Agency Obligations 21.7%		U.S. Government Agency Obligations 29.9%
	Asset-Backed Securities 0.1%		Asset-Backed Securities 0.2%
	Short-Term Investments and Net Other Assets 4.7%		Short-Term Investments and Net Other Assets (5.9)%†
* Futures and Swaps	11.1%	** Futures and Swaps	5.7%

† Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Investments July 31, 2008

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 56.0%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 21.7%
Fannie Mae:
2.5% 4/9/10	$ 46,360	$ 45,939
3% 7/12/10	150,000	149,515
3.25% 8/12/10 (b)	157,020	157,168
3.375% 5/19/11	24,967	24,877
3.625% 2/12/13 (b)	32,905	32,437
3.875% 7/12/13 (b)	26,275	26,091
4.75% 11/19/12	29,255	30,187
4.875% 4/15/09	43,349	43,966
4.875% 5/18/12	170,000	175,996
5% 2/16/12	31,355	32,606
5.125% 4/15/11	188,800	196,783
5.375% 6/12/17	49,471	52,231
6% 5/15/11	10,130	10,790
6.625% 9/15/09	149,585	155,586
Freddie Mac:
3.25% 7/16/10	11,145	11,162
3.5% 5/29/13 (b)	123,800	120,997
3.75% 6/28/13	5,000	4,938
3.875% 6/29/11	19,531	19,703
4.75% 3/5/12	10,000	10,316
4.875% 2/9/10	27,220	27,962
4.875% 6/13/18 (b)	44,378	45,095
5% 6/11/09 (b)	100,000	101,783
5% 1/30/14	25,000	25,973
5.125% 11/17/17 (b)	25,000	25,911
5.25% 5/21/09	154,235	157,143
5.25% 7/18/11	29,530	30,918
5.75% 1/15/12	32,906	34,934
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	110,500	118,392
6.8% 2/15/12	30,000	31,869
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
6.77% 11/15/13	5,627	5,944
6.99% 5/21/16	19,051	20,852
Private Export Funding Corp. secured:
4.974% 8/15/13	22,940	23,745
5.66% 9/15/11 (c)	18,000	19,023
5.685% 5/15/12	24,035	25,501
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Private Export Funding Corp. secured: - continued
6.67% 9/15/09	$ 3,500	$ 3,644
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	5,675	5,494
Series 2002-20K Class 1, 5.08% 11/1/22	12,402	12,225
Series 2003-P10B, Class 1 5.136% 8/10/13	8,023	8,027
Series 2004-20H Class 1, 5.17% 8/1/24	3,521	3,480
Tennessee Valley Authority 5.375% 4/1/56	8,429	8,485
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A, 5.96% 8/1/09	18,380	18,660
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		2,056,348
U.S. Treasury Obligations - 34.3%
U.S. Treasury Bonds:
4.375% 2/15/38	130,700	125,952
4.75% 2/15/37 (f)	19,000	19,398
5% 5/15/37 (b)	139,000	147,677
6.125% 8/15/29	162,102	193,712
6.25% 8/15/23	1,500	1,777
8% 11/15/21 (f)	146,794	198,585
U.S. Treasury Notes:
1.75% 3/31/10 (b)	341,106	337,642
2.125% 1/31/10 (f)	198,280	197,738
2.5% 3/31/13	43,781	42,454
2.75% 2/28/13	54,231	53,185
2.875% 6/30/10 (b)	308,061	310,299
3.125% 11/30/09	29,100	29,421
3.375% 11/30/12 (b)	217,916	219,993
3.375% 6/30/13 (b)	95,927	96,392
3.375% 7/31/13	80,000	80,375
3.5% 5/31/13	55,000	55,610
3.5% 2/15/18 (b)	78,000	75,154
3.625% 12/31/12 (b)	32,788	33,423
3.875% 5/15/18 (b)	41,449	41,093
4% 9/30/09	3,000	3,060
4% 2/15/14	43,031	44,487
4.25% 11/15/14 (b)	77,185	80,845
4.25% 11/15/17 (b)	189,000	193,238
4.5% 2/28/11	4,190	4,374
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.625% 8/31/11	$ 593	$ 624
4.625% 7/31/12	20	21
4.625% 11/15/16 (b)	117,000	123,645
4.75% 5/15/14 (b)	28,328	30,426
4.75% 8/15/17 (b)	231,000	245,131
5.125% 5/15/16	249,330	272,588
TOTAL U.S. TREASURY OBLIGATIONS		3,258,319
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,281,922)		5,314,667
U.S. Government Agency - Mortgage Securities - 30.9%

Fannie Mae - 22.1%
3.695% 10/1/33 (g)	577	581
3.71% 6/1/33 (g)	1,871	1,867
3.737% 5/1/33 (g)	2,933	2,940
3.741% 10/1/33 (g)	525	529
3.75% 1/1/34 (g)	491	496
3.906% 5/1/34 (g)	3,868	3,893
3.916% 5/1/34 (g)	5,174	5,213
3.98% 9/1/33 (g)	5,135	5,164
3.988% 10/1/18 (g)	329	332
4% 9/1/13 to 6/1/20	22,747	21,844
4.085% 6/1/33 (g)	364	363
4.174% 1/1/35 (g)	1,222	1,231
4.235% 1/1/34 (g)	1,642	1,659
4.25% 2/1/35 (g)	626	632
4.251% 8/1/33 (g)	794	797
4.259% 10/1/33 (g)	251	253
4.284% 3/1/33 (g)	228	230
4.301% 3/1/33 (g)	303	306
4.306% 5/1/33 (g)	148	149
4.328% 1/1/35 (g)	709	714
4.341% 10/1/19 (g)	995	1,001
4.366% 2/1/34 (g)	972	983
4.388% 2/1/35 (g)	981	991
4.41% 10/1/34 (g)	3,273	3,299
4.418% 5/1/35 (g)	390	392
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.42% 6/1/35 (g)	$ 2,238	$ 2,253
4.425% 8/1/34 (g)	1,549	1,565
4.427% 1/1/35 (g)	606	608
4.431% 5/1/33 (g)	4,876	4,902
4.435% 3/1/35 (g)	936	943
4.473% 7/1/35 (g)	1,977	1,977
4.483% 11/1/33 (g)	1,247	1,258
4.485% 12/1/34 (g)	452	456
4.492% 1/1/35 (g)	4,635	4,692
4.5% 2/1/18 to 6/1/23	32,084	31,093
4.545% 5/1/35 (g)	1,526	1,536
4.565% 7/1/35 (g)	2,267	2,265
4.599% 10/1/35 (g)	253	255
4.65% 10/1/34 (g)	2,860	2,881
4.705% 7/1/34 (g)	1,676	1,692
4.707% 2/1/35 (g)	5,400	5,479
4.727% 6/1/33 (g)	191	192
4.765% 12/1/35 (g)	3,379	3,417
4.774% 12/1/34 (g)	585	592
4.776% 4/1/35 (g)	221	223
4.783% 7/1/35 (g)	4,062	4,099
4.791% 10/1/35 (g)	1,553	1,570
4.797% 6/1/35 (g)	2,647	2,659
4.804% 1/1/34 (g)	55	56
4.812% 11/1/34 (g)	1,855	1,873
4.835% 1/1/35 (g)	9,087	9,176
4.85% 7/1/35 (g)	5,002	5,052
4.852% 7/1/34 (g)	4,740	4,790
4.859% 10/1/34 (g)	6,673	6,740
4.873% 8/1/34 (g)	437	440
4.88% 5/1/35 (g)	1,612	1,629
4.881% 8/1/34 (g)	4,181	4,224
4.926% 8/1/34 (g)	7,237	7,302
4.969% 3/1/35 (g)	4,312	4,372
4.985% 2/1/35 (g)	4,719	4,774
4.986% 4/1/33 (g)	78	78
4.987% 2/1/34 (g)	6,634	6,688
5% 6/1/14 to 9/1/37 (e)	376,475	367,287
5% 8/1/38 (d)	300	285
5% 8/1/38 (d)	300	285
5% 8/1/38 (d)	100	95
5% 8/13/38 (d)	400	381
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5% 8/13/38 (d)	$ 400	$ 381
5% 8/13/38 (d)	1,000	952
5% 8/13/38 (d)	500	476
5% 8/13/38 (d)	400	381
5% 8/13/38 (d)	1,000	952
5.012% 7/1/34 (g)	272	275
5.069% 1/1/37 (g)	5,486	5,578
5.072% 7/1/34 (g)	1,688	1,708
5.089% 9/1/34 (g)	602	608
5.099% 10/1/35 (g)	3,565	3,613
5.127% 8/1/33 (g)	708	713
5.131% 8/1/34 (g)	5,074	5,148
5.171% 3/1/36 (g)	12,324	12,512
5.185% 3/1/35 (g)	325	329
5.199% 5/1/35 (g)	397	400
5.224% 5/1/35 (g)	4,814	4,880
5.245% 7/1/35 (g)	257	259
5.267% 12/1/36 (g)	2,409	2,453
5.278% 3/1/35 (g)	397	400
5.298% 12/1/34 (g)	798	809
5.304% 3/1/36 (g)	32,767	33,319
5.326% 4/1/36 (g)	4,292	4,407
5.336% 7/1/35 (g)	2,003	2,032
5.349% 2/1/37 (g)	2,311	2,358
5.357% 2/1/36 (g)	6,643	6,738
5.392% 2/1/37 (g)	11,576	11,769
5.409% 3/1/35 (g)	417	418
5.438% 8/1/36 (g)	5,627	5,740
5.5% 4/1/09 to 6/1/37 (e)	525,547	522,803
5.5% 8/1/23 (d)	1,000	1,004
5.5% 8/18/23 (d)	10,000	10,044
5.5% 8/18/23 (d)	15,000	15,066
5.5% 8/18/23 (d)	200	201
5.5% 8/18/23 (d)	100	100
5.5% 8/18/23 (d)	300	301
5.5% 8/18/23 (d)	300	301
5.5% 8/18/23 (d)	500	502
5.5% 8/18/23 (d)	200	201
5.5% 8/18/23 (d)	300	301
5.5% 8/18/23 (d)	400	402
5.5% 8/13/38 (d)	44,000	43,144
5.5% 8/13/38 (d)(e)	150,000	147,083
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.5% 8/13/38 (d)	$ 800	$ 784
5.513% 3/1/35 (g)	159	160
5.632% 2/1/36 (g)	2,752	2,806
5.641% 4/1/36 (g)	10,925	11,147
5.665% 6/1/36 (g)	6,505	6,637
5.693% 1/1/36 (g)	28,622	29,214
5.789% 5/1/36 (g)	2,797	2,853
5.793% 3/1/36 (g)	7,587	7,748
5.801% 1/1/36 (g)	2,307	2,339
5.816% 5/1/36 (g)	16,313	16,657
5.843% 3/1/36 (g)	7,391	7,501
5.863% 6/1/35 (g)	1,711	1,744
5.871% 3/1/36 (g)	6,056	6,189
5.896% 12/1/36 (g)	4,029	4,125
5.917% 5/1/36 (g)	4,764	4,877
5.951% 5/1/36 (g)	2,495	2,556
5.955% 2/1/35 (g)	144	145
6% 4/1/12 to 1/1/38 (e)	273,058	279,665
6% 8/1/38 (d)	3,000	3,018
6.009% 4/1/36 (g)	45,752	46,860
6.025% 12/1/36 (g)	27,022	27,690
6.028% 9/1/36 (g)	30,731	31,508
6.062% 4/1/36 (g)	22,968	23,563
6.095% 3/1/37 (g)	4,412	4,526
6.102% 3/1/33 (g)	254	256
6.125% 2/1/33 (g)	547	549
6.169% 4/1/36 (g)	4,271	4,380
6.206% 2/1/35 (g)	153	154
6.226% 3/1/37 (g)	1,494	1,523
6.229% 5/1/36 (g)	12,426	12,767
6.234% 2/1/35 (g)	373	375
6.251% 6/1/36 (g)	629	641
6.3% 10/1/36 (g)	20,621	21,056
6.5% 2/1/12 to 4/1/37	43,655	45,361
6.5% 8/1/38 (d)	63,000	64,727
6.547% 9/1/36 (g)	8,243	8,516
7% 7/1/13 to 7/1/32	4,826	5,121
7.5% 8/1/10 to 4/1/29	99	103
8.5% 1/1/15 to 7/1/31	490	526
9% 11/1/11 to 5/1/14	465	479
9.5% 11/15/09 to 10/1/20	633	692
11% 8/1/10	6	6
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value 000s)
Fannie Mae - continued
11.25% 5/1/14	$ 7	$ 7
11.5% 6/15/19 to 1/15/21	1,044	1,163
12.5% 8/1/15 to 3/1/16	2	2
		2,101,770
Freddie Mac - 5.3%
4% 5/1/19 to 11/1/20	23,219	22,029
4.275% 6/1/35 (g)	888	887
4.307% 12/1/34 (g)	797	803
4.406% 3/1/35 (g)	928	929
4.422% 2/1/34 (g)	546	546
4.429% 3/1/35 (g)	840	846
4.5% 8/1/33	3,577	3,305
4.622% 4/1/35 (g)	6,756	6,786
4.667% 9/1/36 (g)	2,923	2,944
4.716% 2/1/34 (g)	6,855	6,871
4.79% 2/1/36 (g)	1,142	1,149
4.791% 3/1/35 (g)	2,425	2,442
4.84% 4/1/35 (g)	3,414	3,435
5% 1/1/09 to 9/1/35	11,842	11,433
5.022% 4/1/35 (g)	525	526
5.091% 6/1/35 (g)	2,395	2,418
5.125% 7/1/35 (g)	4,049	4,095
5.275% 2/1/36 (g)	287	290
5.376% 3/1/35 (g)	561	564
5.485% 1/1/36 (g)	3,921	3,981
5.5% 8/1/14 to 7/1/37	191,344	193,712
5.5% 8/1/38 (d)	8,000	7,836
5.5% 8/1/38 (d)	600	588
5.5% 8/1/38 (d)	500	490
5.5% 8/13/38 (d)	300	294
5.5% 8/13/38 (d)	1,000	979
5.5% 8/13/38 (d)	1,600	1,567
5.5% 8/13/38 (d)	1,000	979
5.5% 8/13/38 (d)	800	784
5.5% 8/13/38 (d)	1,200	1,175
5.52% 1/1/36 (g)	5,452	5,531
5.579% 2/1/35 (g)	1,119	1,127
5.743% 10/1/35 (g)	1,157	1,177
5.829% 5/1/37 (g)	2,978	3,026
6% 7/1/16 to 5/1/38	68,336	69,567
6% 8/1/38 (d)	9,000	9,055
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
6% 8/1/38 (d)	$ 300	$ 302
6% 8/13/38 (d)	300	302
6% 8/13/38 (d)	100	101
6% 8/13/38 (d)	400	402
6% 8/13/38 (d)	400	402
6% 8/13/38 (d)	1,000	1,006
6% 8/13/38 (d)	500	503
6% 8/13/38 (d)	400	402
6% 8/13/38 (d)	600	604
6.021% 6/1/36 (g)	3,157	3,221
6.224% 5/1/36 (g)	2,584	2,645
6.278% 3/1/37 (g)	8,086	8,283
6.378% 7/1/36 (g)	3,019	3,094
6.423% 10/1/36 (g)	8,566	8,794
6.491% 3/1/33 (g)	163	165
6.5% 11/1/10 to 10/1/36	46,850	48,674
6.586% 12/1/36 (g)	15,432	15,770
6.685% 1/1/37 (g)	10,780	11,095
6.689% 10/1/36 (g)	7,783	8,008
6.844% 10/1/36 (g)	10,819	11,085
7% 4/1/11	3	3
7.5% 5/1/11 to 7/1/16	1,638	1,723
8.5% 8/1/08 to 9/1/29	194	209
9% 8/1/08 to 10/1/20	68	73
9.5% 6/1/09 to 8/1/21	256	282
9.75% 8/1/14	139	150
10% 7/1/09 to 8/1/21	22	24
11% 7/1/13 to 5/1/14	58	64
12% 8/1/13 to 3/1/15	2	2
12.25% 4/1/11	0	0
12.5% 2/1/10 to 6/1/19	17	19
13% 8/1/10 to 6/1/15	6	7
		501,580
Government National Mortgage Association - 3.5%
5% 2/20/33 to 6/20/38	73,081	70,736
5.25% 7/20/34 (g)	737	740
5.5% 12/15/33 to 2/15/34	65,387	65,264
5.5% 8/1/38 (d)(e)	12,000	11,911
5.5% 8/1/38 (d)(e)	8,000	7,941
5.5% 8/1/38 (d)	1,000	993
5.5% 8/1/38 (d)(e)	22,000	21,837
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - continued
5.5% 8/1/38 (d)	$ 1,000	$ 993
5.5% 8/1/38 (d)(e)	5,000	4,942
6% 9/15/08 to 1/15/38	121,433	123,541
6.5% 2/15/24 to 10/15/35	19,802	20,673
7% 10/15/26 to 8/15/32	90	95
7.5% 3/15/28 to 8/15/29	112	119
8% 6/15/18 to 12/15/23	1,212	1,303
8.5% 1/15/25	4	4
9% 12/15/09	0	0
9.5% 2/15/25	1	1
10.5% 4/15/14 to 1/20/18	93	106
13.5% 7/15/11	5	6
		331,205
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,933,057)		2,934,555
Asset-Backed Securities - 0.1%

Fannie Mae Grantor Trust Series 2005-T4 Class A1C, 2.6113% 9/25/35 (g) (Cost $4,793)	4,793	4,769
Collateralized Mortgage Obligations - 8.3%

U.S. Government Agency - 8.3%
Fannie Mae:
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	1,352	1,404
Series 1993-207 Class H, 6.5% 11/25/23	18,360	19,064
Series 1993-240 Class PD, 6.25% 12/25/13	4,400	4,543
Series 1994-23:
Class PG, 6% 4/25/23	3,032	3,055
Class PZ, 6% 2/25/24	10,676	10,961
Series 1996-28 Class PK, 6.5% 7/25/25	3,796	3,911
Series 2003-28 Class KG, 5.5% 4/25/23	4,940	4,750
Series 2006-45 Class OP, 6/25/36 (i)	5,849	4,310
Series 2006-62 Class KP, 4/25/36 (i)	12,300	8,624
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	2,598	2,751
Series 2007-115 Class BE, 4.5% 12/25/22	15,400	14,430
Series 2003-22 6% 4/25/33 (h)	17,992	4,307
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae Grantor Trust planned amortization class Series 2005-81 Class PC, 5.5% 9/25/35	$ 2,150	$ 2,088
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 3.4413% 8/25/31 (g)	631	635
Series 2002-49 Class FB, 3.0563% 11/18/31 (g)	1,011	991
Series 2002-60 Class FV, 3.4613% 4/25/32 (g)	428	428
Series 2002-75 Class FA, 3.4613% 11/25/32 (g)	877	876
Series 2004-54 Class FE, 3.6113% 2/25/33 (g)	522	509
planned amortization class:
Series 2002-11 Class QC, 5.5% 3/25/17	12,553	12,752
Series 2002-18 Class PC, 5.5% 4/25/17	1,170	1,190
Series 2002-47 Class QE, 5.5% 8/25/17	9,085	9,208
Series 2003-113 Class PE, 4% 11/25/18	7,545	6,958
Series 2004-21 Class QE, 4.5% 11/25/32	1,500	1,410
Series 2005-102 Class CO, 11/25/35 (i)	6,079	4,523
Series 2006-12 Class BO, 10/25/35 (i)	27,413	20,461
Series 2006-37 Class OW, 5/25/36 (i)	6,574	5,023
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	20,392	20,716
Series 2001-46 Class ZG, 6% 9/25/31	7,392	7,544
Series 2002-79 Class Z, 5.5% 11/25/22	11,827	11,650
Series 2003-84 Class JK, 4.5% 9/25/18	10,000	9,493
Series 2004-3 Class BA, 4% 7/25/17	585	576
Series 2004-91 Class AH, 4.5% 5/25/29	5,475	5,390
Series 2005-117, Class JN, 4.5% 1/25/36	645	563
Series 2006-72 Class CY, 6% 8/25/26	10,215	10,124
Series 2004-19 Class AY, 4% 4/25/19	37,116	33,730
Series 2007-36:
Class GO, 4/25/37 (i)	1,221	847
Class PO, 4/25/37 (i)	2,728	1,874
Class SB, 4.1388% 4/25/37 (g)(h)	35,426	2,886
Class SG, 4.1388% 4/25/37 (g)(h)	15,882	1,343
Series 2007-66 Class SA, 24.8325% 7/25/37 (g)	4,801	5,783
Freddie Mac:
planned amortization class:
Series 2115 Class PE, 6% 1/15/14	764	785
Series 3149 Class OD, 5/15/36 (i)	32,182	22,588
sequential payer Series 2114 Class ZM, 6% 1/15/29	2,324	2,372
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 3.4% 2/15/24 (g)	$ 1,017	$ 1,023
planned amortization class Series 1681 Class PJ, 7% 12/15/23	6,066	6,230
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2389 Class DA, 3.3575% 11/15/30 (g)	69	69
Series 2530 Class FE, 3.0575% 2/15/32 (g)	592	583
Series 2630 Class FL, 2.9575% 6/15/18 (g)	550	555
Series 3008 Class SM, 0% 7/15/35 (g)	376	284
planned amortization class:
Series 1141 Class G, 9% 9/15/21	372	389
Series 1614 Class L, 6.5% 7/15/23	3,624	3,700
Series 1671 Class G, 6.5% 8/15/23	1	1
Series 2006-15 Class OP, 3/25/36 (i)	7,321	5,141
Series 2131 Class BG, 6% 3/15/29	48,671	49,175
Series 2356 Class GD, 6% 9/15/16	481	492
Series 2376 Class JE, 5.5% 11/15/16	3,321	3,345
Series 2378 Class PE, 5.5% 11/15/16	9,393	9,459
Series 2381 Class OG, 5.5% 11/15/16	2,691	2,711
Series 2390 Class CH, 5.5% 12/15/16	8,558	8,666
Series 2628 Class OE, 4.5% 6/15/18	6,815	6,644
Series 2640 Class GE, 4.5% 7/15/18	7,310	7,121
Series 2660 Class ML, 3.5% 7/15/22	225	225
Series 2682 Class LD, 4.5% 10/15/33	777	673
Series 2752 Class PW, 4% 4/15/22	1,134	1,136
Series 2802 Class OB, 6% 5/15/34	10,455	10,727
Series 2810 Class PD, 6% 6/15/33	995	999
Series 2937 Class KC, 4.5% 2/15/20	19,686	18,940
Series 2962 Class BE, 4.5% 4/15/20	15,015	14,332
Series 3077 Class TO, 4/15/35 (i)	16,048	11,535
Series 3110 Class OP, 9/15/35 (i)	15,175	10,993
Series 3119 Class PO, 2/15/36 (i)	18,377	13,446
Series 3121 Class KO, 3/15/36 (i)	6,321	4,847
Series 3123 Class LO, 3/15/36 (i)	11,927	8,394
Series 3145 Class GO, 4/15/36 (i)	10,703	7,558
Series 3151 Class PO, 5/15/36 (i)	11,593	8,092
sequential payer:
Series 2388 Class ZA, 6% 12/15/31	6,485	6,567
Series 2546 Class MJ, 5.5% 3/15/23	2,861	2,738
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2570 Class CU, 4.5% 7/15/17	$ 1,643	$ 1,633
Series 2574 Class HP, 5% 2/15/18	42,150	41,381
Series 2587 Class AD, 4.71% 3/15/33	5,785	5,017
Series 2601 Class TB, 5.5% 4/15/23	869	832
Series 2611 Class CH, 4.5% 5/15/18	37,220	35,824
Series 2617 Class GW, 3.5% 6/15/16	2,184	2,181
Series 2675 Class CB, 4% 5/15/16	1,565	1,550
Series 2677 Class BC, 4% 9/15/18	20,040	18,500
Series 2683 Class JA, 4% 10/15/16	1,678	1,659
Series 2685 Class ND, 4% 10/15/18	9,064	8,349
Series 2750 Class ZT, 5% 2/15/34	1,072	914
Series 2770 Class TW, 4.5% 3/15/19	19,670	18,531
Series 2773 Class HC, 4.5% 4/15/19	704	660
Series 2809 Class UA, 4% 12/15/14	1,869	1,870
Series 2849 Class AL, 5% 5/15/18	7,482	7,547
Series 2860 Class CP, 4% 10/15/17	1,845	1,825
Series 2866 Class N, 4.5% 12/15/18	6,417	6,442
Series 2874 Class BC, 5% 10/15/19	43,000	41,778
Series 2937 Class HJ, 5% 10/15/19	7,911	7,961
Series 2998 Class LY, 5.5% 7/15/25	2,011	1,904
Series 3007 Class EW, 5.5% 7/15/25	8,875	8,443
Series 3013 Class VJ, 5% 1/15/14	1,716	1,735
Series 3401 Class EB, 5% 12/15/22	7,495	7,172
Series 2769 Class BU, 5% 3/15/34	5,712	5,090
Series 2863 Class DB, 4% 9/15/14	1,216	1,175
Series 2957 Class SW, 3.5425% 4/15/35 (g)(h)	25,113	1,454
Series 3002 Class SN, 4.0425% 7/15/35 (g)(h)	25,256	1,945
target amortization class:
Series 2156 Class TC, 6.25% 5/15/29	8,376	8,529
Series 2877 Class JC, 5% 10/15/34	1,293	1,284
Ginnie Mae guaranteed REMIC pass-thru securities planned amortization class:
Series 1997-8 Class PE, 7.5% 5/16/27	4,184	4,443
Series 2003-116 Class JE, 5% 12/20/33	13,248	12,215
Series 2004-4 Class MG, 5% 1/16/34	10,425	9,630
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $788,317)		783,689
Cash Equivalents - 30.4%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 2.19%, dated 7/31/08 due 8/1/08:
(Collateralized by U.S. Government Obligations) #	$ 625,554	$ 625,516
(Collateralized by U.S. Government Obligations) # (a)	2,261,736	2,261,598
TOTAL CASH EQUIVALENTS (Cost $2,887,114)		2,887,114
TOTAL INVESTMENT PORTFOLIO - 125.7% (Cost $11,895,203)		11,924,794
NET OTHER ASSETS - (25.7)%		(2,441,152)
NET ASSETS - 100%		$ 9,483,642
Swap Agreements
	Expiration Date	Notional Amount (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.64% with JPMorgan Chase, Inc.	April 2038	$ 35,000	1,650
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.82% with Citibank	June 2018	135,000	(1,899)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.03% with Credit Suisse First Boston	Oct. 2017	72,000	(3,042)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.57% with Goldman Sachs	August 2017	100,000	(7,022)
Receive semi-annually a fixed rate equal to 2.528% and pay quarterly a floating rate based on 3-month LIBOR with Goldman Sachs	March 2010	69,000	(342)
Receive semi-annually a fixed rate equal to 3.1899% and pay quarterly a floating rate based on 3-month LIBOR with Goldman Sachs	April 2010	89,050	547
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 3.427% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2013	$ 88,000	$ (1,625)
Receive semi-annually a fixed rate equal to 4.42% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Oct. 2009	300,000	8,082
Receive semi-annually a fixed rate equal to 4.465% and pay quarterly a floating rate based on 3-month LIBOR with Citibank	June 2013	160,000	2,469
Receive semi-annually a fixed rate equal to 4.66% and pay quarterly a floating rate based on 3-month LIBOR with Barclays Bank	August 2018	141,807	0
Receive semi-annually a fixed rate equal to 4.663% and pay quarterly a floating rate based on 3-month LIBOR with Goldman Sachs	August 2018	43,594	0
Receive semi-annually a fixed rate equal to 4.88% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Sept. 2010	106,700	4,692
Receive semi-annually a fixed rate equal to 5.03% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2010	91,000	4,429
Receive semi-annually a fixed rate equal to 5.706% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	June 2017	75,000	6,194
Receive semi-annully a fixed rate equal to 2.8575% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2011	201,000	(2,856)
		$ 1,707,151	$ 11,277
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,023,000 or 0.2% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) A portion of the security is subject to a forward commitment to sell.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $9,384,000.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(i) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$625,516,000 due 8/01/08 at 2.19%
BNP Paribas Securities Corp.	$ 46,762
Banc of America Securities LLC	72,530
Bank of America, NA	70,196
Barclays Capital, Inc.	305,376
Greenwich Capital Markets, Inc.	11,452
ING Financial Markets LLC	64,895
J.P. Morgan Securities, Inc.	35,219
RBC Capital Markets Corp.	9,543
WestLB AG	9,543
$ 625,516
$2,261,598,000 due 8/01/08 at 2.19%
Bank of America, NA	$ 2,261,598

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	July 31, 2008

Assets
Investment in securities, at value (including securities loaned of $2,216,611 and repurchase agreements of $2,887,114) - See accompanying schedule: Unaffiliated issuers (cost $11,895,203)		$ 11,924,794
Commitment to sell securities on a delayed delivery basis	$ (224,131)
Receivable for securities sold on a delayed delivery basis	225,704	1,573
Receivable for investments sold, regular delivery		237,639
Cash		1
Receivable for fund shares sold		16,231
Interest receivable		70,254
Swap agreements, at value		11,277
Other receivables		20
Total assets		12,261,789

Liabilities
Payable for investments purchased Regular delivery	$ 131,636
Delayed delivery	366,875
Payable for fund shares redeemed	13,492
Distributions payable	701
Accrued management fee	2,447
Distribution fees payable	186
Other affiliated payables	1,122
Other payables and accrued expenses	90
Collateral on securities loaned, at value	2,261,598
Total liabilities		2,778,147

Net Assets		$ 9,483,642
Net Assets consist of:
Paid in capital		$ 9,356,625
Undistributed net investment income		6,028
Accumulated undistributed net realized gain (loss) on investments		78,548
Net unrealized appreciation (depreciation) on investments		42,441
Net Assets		$ 9,483,642

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	July 31, 2008

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($232,188 ÷ 22,333 shares)	$ 10.40

Maximum offering price per share (100/96.00 of $10.40)	$ 10.83
Class T: Net Asset Value and redemption price per share ($235,918 ÷ 22,693 shares)	$ 10.40

Maximum offering price per share (100/96.00 of $10.40)	$ 10.83
Class B: Net Asset Value and offering price per share ($40,948 ÷ 3,938 shares)A	$ 10.40

Class C: Net Asset Value and offering price per share ($71,002 ÷ 6,829 shares)A	$ 10.40

Government Income: Net Asset Value, offering price and redemption price per share ($8,153,823 ÷ 785,229 shares)	$ 10.38

Institutional Class: Net Asset Value, offering price and redemption price per share ($749,763 ÷ 72,124 shares)	$ 10.40

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended July 31, 2008

Investment Income
Interest		$ 376,011

Expenses
Management fee	$ 25,333
Transfer agent fees	8,928
Distribution fees	2,029
Fund wide operations fee	2,777
Independent trustees' compensation	33
Miscellaneous	18
Total expenses before reductions	39,118
Expense reductions	(396)	38,722
Net investment income		337,289
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	204,260
Futures contracts	259
Swap agreements	(1,299)
Total net realized gain (loss)		203,220
Change in net unrealized appreciation (depreciation) on: Investment securities	47,602
Swap agreements	10,913
Delayed delivery commitments	3,090
Total change in net unrealized appreciation (depreciation)		61,605
Net gain (loss)		264,825
Net increase (decrease) in net assets resulting from operations		$ 602,114

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended July 31, 2008	Year ended July 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 337,289	$ 296,314
Net realized gain (loss)	203,220	(39,749)
Change in net unrealized appreciation (depreciation)	61,605	63,955
Net increase (decrease) in net assets resulting from operations	602,114	320,520
Distributions to shareholders from net investment income	(333,995)	(303,351)
Distributions to shareholders from net realized gain	-	(2,616)
Total distributions	(333,995)	(305,967)
Share transactions - net increase (decrease)	1,973,783	1,895,812
Total increase (decrease) in net assets	2,241,902	1,910,365

Net Assets
Beginning of period	7,241,740	5,331,375
End of period (including undistributed net investment income of $6,028 and undistributed net investment income of $1,411, respectively)	$ 9,483,642	$ 7,241,740

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended July 31,

2008

2007F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.01	$ 9.98
Income from Investment Operations
Net investment incomeE	.402	.311
Net realized and unrealized gain (loss)	.387	.033
Total from investment operations	.789	.344
Distributions from net investment income	(.399)	(.314)
Net asset value, end of period	$ 10.40	$ 10.01
Total ReturnB, C, D	7.96%	3.49%
Ratios to Average Net AssetsG
Expenses before reductions	.81%	.78%A
Expenses net of fee waivers, if any	.81%	.78%A
Expenses net of all reductions	.80%	.77%A
Net investment income	3.88%	4.08%A
Supplemental Data
Net assets, end of period (in millions)	$ 232	$ 145
Portfolio turnover rate	269%	164%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,

2008

2007F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.01	$ 9.98
Income from Investment Operations
Net investment incomeE	.404	.306
Net realized and unrealized gain (loss)	.387	.036
Total from investment operations	.791	.342
Distributions from net investment income	(.401)	(.312)
Net asset value, end of period	$ 10.40	$ 10.01
Total ReturnB, C, D	7.98%	3.46%
Ratios to Average Net AssetsG
Expenses before reductions	.78%	.79%A
Expenses net of fee waivers, if any	.78%	.79%A
Expenses net of all reductions	.78%	.79%A
Net investment income	3.90%	4.02%A
Supplemental Data
Net assets, end of period (in millions)	$ 236	$ 181
Portfolio turnover rate	269%	164%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended July 31,

2008

2007F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.01	$ 9.98
Income from Investment Operations
Net investment incomeE	.329	.251
Net realized and unrealized gain (loss)	.387	.037
Total from investment operations	.716	.288
Distributions from net investment income	(.326)	(.258)
Net asset value, end of period	$ 10.40	$ 10.01
Total ReturnB, C, D	7.21%	2.91%
Ratios to Average Net AssetsG
Expenses before reductions	1.51%	1.50%A
Expenses net of fee waivers, if any	1.51%	1.50%A
Expenses net of all reductions	1.50%	1.50%A
Net investment income	3.17%	3.30%A
Supplemental Data
Net assets, end of period (in millions)	$ 41	$ 43
Portfolio turnover rate	269%	164%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended July 31,

2008

2007F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.01	$ 9.98
Income from Investment Operations
Net investment incomeE	.326	.249
Net realized and unrealized gain (loss)	.387	.033
Total from investment operations	.713	.282
Distributions from net investment income	(.323)	(.252)
Net asset value, end of period	$ 10.40	$ 10.01
Total ReturnB, C, D	7.18%	2.85%
Ratios to Average Net AssetsG
Expenses before reductions	1.53%	1.55%A
Expenses net of fee waivers, if any	1.53%	1.55%A
Expenses net of all reductions	1.53%	1.55%A
Net investment income	3.15%	3.26%A
Supplemental Data
Net assets, end of period (in millions)	$ 71	$ 39
Portfolio turnover rate	269%	164%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Government Income

Years ended July 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00	$ 9.95	$ 10.20	$ 10.13	$ 10.16
Income from Investment Operations
Net investment incomeB	.438	.443	.429	.329	.307
Net realized and unrealized gain (loss)	.378	.068	(.274)	.097	.124
Total from investment operations	.816	.511	.155	.426	.431
Distributions from net investment income	(.436)	(.456)	(.405)	(.321)	(.301)
Distributions from net realized gain	-	(.005)	-	(.035)	(.160)
Total distributions	(.436)	(.461)	(.405)	(.356)	(.461)
Net asset value, end of period	$ 10.38	$ 10.00	$ 9.95	$ 10.20	$ 10.13
Total ReturnA	8.25%	5.22%	1.56%	4.24%	4.30%
Ratios to Average Net AssetsC
Expenses before reductions	.45%	.45%	.45%	.58%	.63%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.58%	.63%
Expenses net of all reductions	.45%	.44%	.44%	.58%	.63%
Net investment income	4.23%	4.42%	4.27%	3.21%	3.01%
Supplemental Data
Net assets, end of period (in millions)	$ 8,154	$ 6,118	$ 5,331	$ 5,127	$ 4,168
Portfolio turnover rate	269%	164%D	108%	114%	224%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended July 31,

2008

2007E

Selected Per-Share Data
Net asset value, beginning of period	$ 10.01	$ 9.98
Income from Investment Operations
Net investment incomeD	.432	.329
Net realized and unrealized gain (loss)	.388	.034
Total from investment operations	.820	.363
Distributions from net investment income	(.430)	(.333)
Net asset value, end of period	$ 10.40	$ 10.01
Total ReturnB, C	8.28%	3.67%
Ratios to Average Net AssetsF
Expenses before reductions	.51%	.53%A
Expenses net of fee waivers, if any	.51%	.53%A
Expenses net of all reductions	.51%	.53%A
Net investment income	4.17%	4.32%A
Supplemental Data
Net assets, end of period (in millions)	$ 750	$ 715
Portfolio turnover rate	269%	164%G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2008

(Amounts in thousands except ratios)

1. Organization.

Fidelity Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Government Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. Certain adjustments have been made to the accounts relating to prior periods. Collectively, these adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, deferred trustees compensation, futures transactions, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 92,078
Unrealized depreciation	(69,550)
Net unrealized appreciation (depreciation)	22,528
Undistributed ordinary income	35,327
Undistributed long-term capital gain	37,386

Cost for federal income tax purposes	$ 11,902,266

The tax character of distributions paid was as follows:

	July 31, 2008	July 31, 2007
Ordinary Income	$ 333,995	$ 305,967

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

Annual Report

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Operating Policies - continued

Futures Contracts - continued

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. The Fund may enter into dollar rolls in which the Fund sells mortgage-backed securities, realizing a gain or loss, and simultaneously agrees to repurchase substantially similar securities at a future date. In addition, the Fund may enter into reverse mortgage dollar rolls in which the Fund purchases and simultaneously agrees to sell substantially similar securities at a future date. During the period between the sale and repurchase in a dollar roll transaction, the Fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities that are permissible investments of the Fund. During the period between the purchase and subsequent sale in a reverse dollar roll transaction

Annual Report

3. Operating Policies - continued

Mortgage Dollar Rolls - continued

the Fund is entitled to interest and principal payments on the securities purchased. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 491	$ 54
Class T	0%	.25%	549	3
Class B	.65%	.25%	400	288
Class C	.75%	.25%	589	97
			$ 2,029	$ 442

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 46
Class T	18
Class B*	60
Class C*	11
$ 135

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR, was the transfer agent for Government Income. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 401.20
Class T	393.18
Class B	113.25
Class C	107.18
Government Income	6,883.10
Institutional Class	1,031.16
	$ 8,928

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

Annual Report

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $18 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $8,983.

7. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $15. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 7
Government Income	354
Institutional Class	20
$ 381

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom 2010 and Fidelity Freedom 2020 were the owners of record of approximately 12% and 14%, respectively of the total outstanding shares of Fidelity Government Income Fund. The Fidelity Advisor Freedom Funds and Fidelity Freedom Funds were the owners of record, in aggregate, of approximately 57% of the total outstanding shares of Fidelity Government Income Fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2008	2007A
From net investment income
Class A	$ 7,464	$ 4,138
Class T	8,439	5,771
Class B	1,398	1,298
Class C	1,798	1,042
Government Income	288,379	269,231
Institutional Class	26,517	21,871
Total	$ 333,995	$ 303,351
From net realized gain
Government Income	-	2,616

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period October 24, 2006 (commencement of sale of shares) to
July 31, 2007.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2008	2007A	2008	2007A
Class A
Shares sold	17,630	5,668	$ 183,928	$ 56,865
Issued in exchange for shares of Fidelity Advisor Government Investment Fund	-	11,639	-	116,974
Reinvestment of distributions	653	374	6,798	3,759
Shares redeemed	(10,466)	(3,165)	(108,879)	(31,770)
Net increase (decrease)	7,817	14,516	$ 81,847	$ 145,828

Annual Report

10. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2008	2007A	2008	2007A
Class T
Shares sold	15,236	3,593	$ 158,292	$ 36,101
Issued in exchange for shares of Fidelity Advisor Government Investment Fund	-	19,997	-	200,973
Reinvestment of distributions	772	549	8,030	5,508
Shares redeemed	(11,375)	(6,079)	(118,003)	(60,985)
Net increase (decrease)	4,633	18,060	$ 48,319	$ 181,597
Class B
Shares sold	2,313	524	$ 24,145	$ 5,289
Issued in exchange for shares of Fidelity Advisor Government Investment Fund	-	5,890		59,191
Reinvestment of distributions	108	104	1,126	1,045
Shares redeemed	(2,809)	(2,192)	(29,186)	(22,000)
Net increase (decrease)	(388)	4,326	$ (3,915)	$ 43,525
Class C
Shares sold	5,069	517	$ 52,892	$ 5,201
Issued in exchange for shares of Fidelity Advisor Government Investment Fund	-	4,449		44,717
Reinvestment of distributions	114	64	1,185	643
Shares redeemed	(2,289)	(1,095)	(23,797)	(10,981)
Net increase (decrease)	2,894	3,935	$ 30,280	$ 39,580
Government Income
Shares sold	308,696	105,528	$ 3,217,869	$ 1,058,863
Issued in exchange for shares of Spartan Government Income Fund	-	71,077	-	713,611
Reinvestment of distributions	27,173	26,531	282,009	266,315
Shares redeemed	(162,519)	(127,164)	(1,689,834)	(1,271,926)
Net increase (decrease)	173,350	75,972	$ 1,810,044	$ 766,863
Institutional Class
Shares sold	30,491	16,978	$ 316,702	$ 170,642
Issued in exchange for shares of Fidelity Advisor Government Investment Fund	-	57,200	-	574,860
Reinvestment of distributions	2,538	2,169	26,319	21,772
Shares redeemed	(32,353)	(4,899)	(335,813)	(48,855)
Net increase (decrease)	676	71,448	$ 7,208	$ 718,419

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

11. Merger Information.

On October 27, 2006, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Government Investment Fund and Spartan Government Income Fund pursuant to an agreement and plan of reorganization approved by the shareholders on September 20, 2006. The acquisition was accomplished by an exchange of 11,639, 19,997, 5,890, 4,449, and 57,200 shares of Class A, Class T, Class B, Class C and Institutional Class of the Fund, respectively, for 11,840, 20,358, 6,003, 4,531, and 58,535 shares then outstanding of Class A, Class T, Class B, Class C and Institutional Class (valued at $9.88, $9.87, $9.86, $9.87, and $9.82, per share for Class A, Class T, Class B, Class C and Institutional Class, respectively) of Fidelity Advisor Government Investment Fund. Further, the acquisition was accomplished by an exchange of 71,077 shares of Government Income class for the 66,115 shares then outstanding (valued at $10.79 per share) of Spartan Government Income Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Fidelity Advisor Government Investment Fund's net assets, including $1,514 of unrealized depreciation, and Spartan Government Income Fund's net assets, including $3,295 of unrealized depreciation, were combined with the Fund's net assets of $5,214,485 for total net assets after the acquisition of $6,924,811.

12. Proposed Reorganization.

On June 19, 2008, the Board of Trustees of the Fund and the Board of Trustees of the Capital One U.S. Government Income Fund ("U.S. Government Income Fund") approved an Agreement and Plan of Reorganization between the Fund and U.S. Government Income Fund. The agreement provides for the transfer of all the assets of U.S. Government Income Fund (other than any deferred, accrued or prepaid expenses or any assets necessary to discharge any liabilities of U.S. Government Income Fund following the merger) in exchange solely for the number of shares of Class A of the Fund with an equal dollar value of the outstanding shares of U.S. Government Income Fund on the day the reorganization is effective.

A meeting of the shareholders of U.S. Government Income Fund is expected to be held in October, 2008 to vote on the reorganization. If approved by shareholders, the reorganization is expected to become effective on or about November 21, 2008. The reorganization is expected to qualify as a tax-free transaction with no gain or loss recognized by the Funds or their shareholders.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Government Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Government Income Fund (a fund of Fidelity Income Fund) at July 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Government Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 23, 2008

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 159 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 377 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006- present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

George H. Heilmeier (72)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology), Compaq, Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Member and Executive Officers**:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Income Fund. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-
present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

John R. Hebble (50)

Year of Election or Appointment: 2008

President and Treasurer of Government Income. Mr. Hebble also serves as President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2003-present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2006

Vice President of Government Income. Mr. Greer also serves as Vice President of Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Dwight D. Churchill (54)

Year of Election or Appointment: 2008

Vice President of Government Income. Mr. Churchill also serves as Vice President of Fidelity's Bond Funds (2008-present). Mr. Churchill is Executive Vice President of FMR (2005-present), FMR Co., Inc. (2005-present) and Fidelity Investments Money Management, Inc. (2008-present). Previously, Mr. Churchill served as Senior Vice President of FMR (1997- 2005) and Senior Vice President of Fidelity Investments Money Management, Inc. (2000-2006).

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of Government Income. Mr. Goebel also serves as Secretary and CLO of other Fidelity funds (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present); and Deputy General Counsel of FMR LLC. Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007- 2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Nancy D. Prior (41)

Year of Election or Appointment: 2008

Assistant Secretary of Government Income. Ms. Prior also serves as Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2002-present).

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) officer of Government Income. Ms. Laurent also serves as AML officer of other Fidelity funds (2008-present) and is an employee of FMR LLC. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (49)

Year of Election or Appointment: 2008

Chief Financial Officer of Government Income. Ms. Reynolds also serves as Chief Financial Officer of other Fidelity funds (2008-present). Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of Government Income. Mr. Whitaker also serves as Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2007- present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of Government Income. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of Government Income. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)
Year of Election or Appointment: 2004 Assistant Treasurer of Government Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004-present) and is an employee of FMR.
Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of Government Income. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of Government Income. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Government Income Fund voted to pay on September 15, 2008, to shareholders of record at the opening of business on September 12, 2008, a distribution of $.07 per share derived from capital gains realized from sales of portfolio securities.

A total of 9.13% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2008, $37,386,227, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $258,906,779 of distributions paid during the period January 1, 2008 to July 31, 2008 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Government Income Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and

Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Annual Report

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, as available, the cumulative total returns of Fidelity Government Income (retail class) and Class C of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Fidelity Government Income (retail class) and Class C show the performance of the highest and lowest performing classes, respectively. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's general investment categories.

Annual Report

Board Approval of Investment Advisory Contracts and

Management Fees - continued

Fidelity Government Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Government Income (retail class) of the fund was in the first quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that may be taken by FMR to improve the fund's below-benchmark performance and how investment personnel evaluate potential for incremental return against the risks involved in obtaining that incremental return. The Board considered the steps that FMR has taken to strengthen and refine its risk management processes in light of recent credit events that have affected various sectors of the fixed-income markets.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Government Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Annual Report

Board Approval of Investment Advisory Contracts and

Management Fees - continued

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee for Fidelity Government Income (retail class) to 10 basis points, and (iii) limit the total expenses for Fidelity Government Income (retail class) to 45 basis points. These contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class. The fund's Advisor classes are subject to different "class-level" expenses (transfer agent fees and 12b-1 fees).

The Board noted that the total expenses of each class ranked below its competitive median for 2007.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board noted, however, that because the current contractual arrangements set the total fund-level expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Annual Report

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Annual Report

Board Approval of Investment Advisory Contracts and

Management Fees - continued

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

GVT-UANN-0908
1.789246.105

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Government Income
Fund - Class A, Class T, Class B
and Class C

Annual Report

July 31, 2008

Class A, Class T, Class B, and Class C are classes of Fidelity® Government Income Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Domestic and international securities markets have struggled thus far in 2008. High-grade fixed-income investments produced modestly positive results, but many stock benchmarks suffered double-digit losses through the first half of this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2008	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge) A	3.64%	3.75%	4.91%
Class T (incl. 4.00% sales charge) B	3.66%	3.75%	4.91%
Class B (incl. contingent deferred sales charge) C	2.21%	4.00%	5.21%
Class C (incl. contingent deferred sales charge) D	6.18%	4.32%	5.20%

A As of April 1, 2007, Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on October 24, 2006. Returns between October 24, 2006 and March 31, 2007 reflect a 0.15% 12b-1 fee. Returns prior to October 24, 2006 are those of Government Income, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class A shares' current 12b-1 fee been reflected, returns prior to April 1, 2007 would have been lower.

B Class T shares bear a 0.25% 12b-1 fee. The initial offering of Class T shares took place on October 24, 2006. Returns prior to October 24, 2006 are those of Government Income, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to October 24, 2006 would have been lower.

C Class B shares bear a 0.90% 12b-1 fee. The initial offering of Class B shares took place on October 24, 2006. Returns prior to October 24, 2006 are those of Government Income, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to October 24, 2006 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on October 24, 2006. Returns prior to October 24, 2006 are those of Government Income, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to October 24, 2006 would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Government Income Fund - Class A on July 31, 1998, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers U.S. Government Index performed over the same period. The initial offering of Class A took place on October 24, 2006. See the previous page for additional information regarding the performance of Class A.

In prior years, the performance from year to year was represented by the performance of Class T. Going forward, the fund's performance will be represented by Class A for consistency with other fund materials.

Annual Report

Management's Discussion of Fund Performance

Comments from William Irving, Portfolio Manager of Fidelity Advisor Government Income Fund

Bonds with less credit risk generally produced higher returns for investment-grade debt during the 12 months ending July 31, 2008. In that span, the Lehman Brothers® U.S. Aggregate Index - a proxy for high-quality, fixed-rate, taxable bonds - returned 6.15%. Treasuries did the best, buoyed by their reputation as the safest haven in turbulent times, with the Lehman Brothers U.S. Treasury Index up 8.99% during the period. Agency bonds, with their perceived "implicit" government backing, also did well, as the Lehman Brothers U.S. Agency Index rose 7.79%. Mortgage-backed securities ended the period with a gain of 6.96%, according to the Lehman Brothers U.S. Mortgage-Backed Securities Index, while the Lehman Brothers U.S. Credit Index - a measure of high-quality corporate debt - finished with a modest 2.85% increase. The asset-backed sector - home to weak-performing subprime debt - had negative results, as reflected in the 2.69% loss of the Lehman Brothers U.S. Fixed-Rate Asset-Backed Securities Index.

For the 12 months ending July 31, 2008, the fund's Class A, Class T, Class B and Class C shares returned 7.96%, 7.98%, 7.21% and 7.18%, respectively (excluding sales charges). In comparison, the Lehman Brothers 75% U.S. Government/25% U.S. Mortgage-Backed Securities Index returned 8.20%. What we lost by underweighting Treasuries - the index's biggest sector concentration and its best performer during the period - we more than made up for through other Treasury-related decisions. In particular, security lending - whereby we loaned Treasury holdings overnight and invested the proceeds in higher-yielding investments - bolstered the fund's results. We also were successful with tactical trades of Treasury Inflation-Protected Securities (TIPS), which are not part of the index. Advantageous yield-curve positioning also benefited the fund's performance. In the mortgage sector, good picks among 15-year securities and collateralized mortgage obligations (CMOs) - which are made up of pools of pass-through securities whose cash flows are carved out into classes with their own expected maturities and cash-flow patterns - worked in the fund's favor. Likewise, my decision to maintain a larger-than-index exposure to hybrid adjustable-rate mortgage securities (ARMs) - which give homeowners a relatively low fixed-interest rate for an initial period and then convert to an ARM where the interest rate periodically resets - benefited relative performance, as they generally outpaced the index after adjusting for their lower interest-rate sensitivity. With the benefit of 20/20 hindsight, owning more of these types of securities may have been helpful given how well they performed, but I was mindful of the importance of diversification.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2008 to July 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Beginning Account Value February 1, 2008	Ending Account Value July 31, 2008	Expenses Paid During Period* February 1, 2008 to July 31, 2008
Class A
Actual	$ 1,000.00	$ 999.60	$ 3.98
HypotheticalA	$ 1,000.00	$ 1,020.89	$ 4.02
Class T
Actual	$ 1,000.00	$ 1,000.70	$ 3.88
HypotheticalA	$ 1,000.00	$ 1,020.98	$ 3.92
Class B
Actual	$ 1,000.00	$ 996.10	$ 7.54
HypotheticalA	$ 1,000.00	$ 1,017.30	$ 7.62
Class C
Actual	$ 1,000.00	$ 996.00	$ 7.64
HypotheticalA	$ 1,000.00	$ 1,017.21	$ 7.72
Government Income
Actual	$ 1,000.00	$ 1,001.40	$ 2.24
HypotheticalA	$ 1,000.00	$ 1,022.63	$ 2.26
Institutional Class
Actual	$ 1,000.00	$ 1,002.10	$ 2.49
HypotheticalA	$ 1,000.00	$ 1,022.38	$ 2.51

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.80%
Class T	.78%
Class B	1.52%
Class C	1.54%
Government Income	.45%
Institutional Class	.50%

Annual Report

Investment Changes (Unaudited)

Coupon Distribution as of July 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	1.2	1.6
Less than 2%	2.8	0.8
2 - 2.99%	5.5	1.6
3 - 3.99%	10.1	8.7
4 - 4.99%	14.1	25.6
5 - 5.99%	27.4	24.9
6 - 6.99%	12.7	14.7
7% and over	1.9	3.0
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of July 31, 2008
6 months ago
Years	4.8	4.6

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of July 31, 2008
6 months ago
Years	5.1	4.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of July 31, 2008*		As of January 31, 2008**
	Mortgage Securities 30.9%		Mortgage Securities 34.5%
	CMOs and Other Mortgage Related Securities 8.3%		CMOs and Other Mortgage Related Securities 7.7%
	U.S. Treasury Obligations 34.3%		U.S. Treasury Obligations 33.6%
	U.S. Government Agency Obligations 21.7%		U.S. Government Agency Obligations 29.9%
	Asset-Backed Securities 0.1%		Asset-Backed Securities 0.2%
	Short-Term Investments and Net Other Assets 4.7%		Short-Term Investments and Net Other Assets (5.9)%†
* Futures and Swaps	11.1%	** Futures and Swaps	5.7%

† Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Investments July 31, 2008

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 56.0%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 21.7%
Fannie Mae:
2.5% 4/9/10	$ 46,360	$ 45,939
3% 7/12/10	150,000	149,515
3.25% 8/12/10 (b)	157,020	157,168
3.375% 5/19/11	24,967	24,877
3.625% 2/12/13 (b)	32,905	32,437
3.875% 7/12/13 (b)	26,275	26,091
4.75% 11/19/12	29,255	30,187
4.875% 4/15/09	43,349	43,966
4.875% 5/18/12	170,000	175,996
5% 2/16/12	31,355	32,606
5.125% 4/15/11	188,800	196,783
5.375% 6/12/17	49,471	52,231
6% 5/15/11	10,130	10,790
6.625% 9/15/09	149,585	155,586
Freddie Mac:
3.25% 7/16/10	11,145	11,162
3.5% 5/29/13 (b)	123,800	120,997
3.75% 6/28/13	5,000	4,938
3.875% 6/29/11	19,531	19,703
4.75% 3/5/12	10,000	10,316
4.875% 2/9/10	27,220	27,962
4.875% 6/13/18 (b)	44,378	45,095
5% 6/11/09 (b)	100,000	101,783
5% 1/30/14	25,000	25,973
5.125% 11/17/17 (b)	25,000	25,911
5.25% 5/21/09	154,235	157,143
5.25% 7/18/11	29,530	30,918
5.75% 1/15/12	32,906	34,934
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	110,500	118,392
6.8% 2/15/12	30,000	31,869
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
6.77% 11/15/13	5,627	5,944
6.99% 5/21/16	19,051	20,852
Private Export Funding Corp. secured:
4.974% 8/15/13	22,940	23,745
5.66% 9/15/11 (c)	18,000	19,023
5.685% 5/15/12	24,035	25,501
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Private Export Funding Corp. secured: - continued
6.67% 9/15/09	$ 3,500	$ 3,644
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	5,675	5,494
Series 2002-20K Class 1, 5.08% 11/1/22	12,402	12,225
Series 2003-P10B, Class 1 5.136% 8/10/13	8,023	8,027
Series 2004-20H Class 1, 5.17% 8/1/24	3,521	3,480
Tennessee Valley Authority 5.375% 4/1/56	8,429	8,485
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A, 5.96% 8/1/09	18,380	18,660
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		2,056,348
U.S. Treasury Obligations - 34.3%
U.S. Treasury Bonds:
4.375% 2/15/38	130,700	125,952
4.75% 2/15/37 (f)	19,000	19,398
5% 5/15/37 (b)	139,000	147,677
6.125% 8/15/29	162,102	193,712
6.25% 8/15/23	1,500	1,777
8% 11/15/21 (f)	146,794	198,585
U.S. Treasury Notes:
1.75% 3/31/10 (b)	341,106	337,642
2.125% 1/31/10 (f)	198,280	197,738
2.5% 3/31/13	43,781	42,454
2.75% 2/28/13	54,231	53,185
2.875% 6/30/10 (b)	308,061	310,299
3.125% 11/30/09	29,100	29,421
3.375% 11/30/12 (b)	217,916	219,993
3.375% 6/30/13 (b)	95,927	96,392
3.375% 7/31/13	80,000	80,375
3.5% 5/31/13	55,000	55,610
3.5% 2/15/18 (b)	78,000	75,154
3.625% 12/31/12 (b)	32,788	33,423
3.875% 5/15/18 (b)	41,449	41,093
4% 9/30/09	3,000	3,060
4% 2/15/14	43,031	44,487
4.25% 11/15/14 (b)	77,185	80,845
4.25% 11/15/17 (b)	189,000	193,238
4.5% 2/28/11	4,190	4,374
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.625% 8/31/11	$ 593	$ 624
4.625% 7/31/12	20	21
4.625% 11/15/16 (b)	117,000	123,645
4.75% 5/15/14 (b)	28,328	30,426
4.75% 8/15/17 (b)	231,000	245,131
5.125% 5/15/16	249,330	272,588
TOTAL U.S. TREASURY OBLIGATIONS		3,258,319
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,281,922)		5,314,667
U.S. Government Agency - Mortgage Securities - 30.9%

Fannie Mae - 22.1%
3.695% 10/1/33 (g)	577	581
3.71% 6/1/33 (g)	1,871	1,867
3.737% 5/1/33 (g)	2,933	2,940
3.741% 10/1/33 (g)	525	529
3.75% 1/1/34 (g)	491	496
3.906% 5/1/34 (g)	3,868	3,893
3.916% 5/1/34 (g)	5,174	5,213
3.98% 9/1/33 (g)	5,135	5,164
3.988% 10/1/18 (g)	329	332
4% 9/1/13 to 6/1/20	22,747	21,844
4.085% 6/1/33 (g)	364	363
4.174% 1/1/35 (g)	1,222	1,231
4.235% 1/1/34 (g)	1,642	1,659
4.25% 2/1/35 (g)	626	632
4.251% 8/1/33 (g)	794	797
4.259% 10/1/33 (g)	251	253
4.284% 3/1/33 (g)	228	230
4.301% 3/1/33 (g)	303	306
4.306% 5/1/33 (g)	148	149
4.328% 1/1/35 (g)	709	714
4.341% 10/1/19 (g)	995	1,001
4.366% 2/1/34 (g)	972	983
4.388% 2/1/35 (g)	981	991
4.41% 10/1/34 (g)	3,273	3,299
4.418% 5/1/35 (g)	390	392
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.42% 6/1/35 (g)	$ 2,238	$ 2,253
4.425% 8/1/34 (g)	1,549	1,565
4.427% 1/1/35 (g)	606	608
4.431% 5/1/33 (g)	4,876	4,902
4.435% 3/1/35 (g)	936	943
4.473% 7/1/35 (g)	1,977	1,977
4.483% 11/1/33 (g)	1,247	1,258
4.485% 12/1/34 (g)	452	456
4.492% 1/1/35 (g)	4,635	4,692
4.5% 2/1/18 to 6/1/23	32,084	31,093
4.545% 5/1/35 (g)	1,526	1,536
4.565% 7/1/35 (g)	2,267	2,265
4.599% 10/1/35 (g)	253	255
4.65% 10/1/34 (g)	2,860	2,881
4.705% 7/1/34 (g)	1,676	1,692
4.707% 2/1/35 (g)	5,400	5,479
4.727% 6/1/33 (g)	191	192
4.765% 12/1/35 (g)	3,379	3,417
4.774% 12/1/34 (g)	585	592
4.776% 4/1/35 (g)	221	223
4.783% 7/1/35 (g)	4,062	4,099
4.791% 10/1/35 (g)	1,553	1,570
4.797% 6/1/35 (g)	2,647	2,659
4.804% 1/1/34 (g)	55	56
4.812% 11/1/34 (g)	1,855	1,873
4.835% 1/1/35 (g)	9,087	9,176
4.85% 7/1/35 (g)	5,002	5,052
4.852% 7/1/34 (g)	4,740	4,790
4.859% 10/1/34 (g)	6,673	6,740
4.873% 8/1/34 (g)	437	440
4.88% 5/1/35 (g)	1,612	1,629
4.881% 8/1/34 (g)	4,181	4,224
4.926% 8/1/34 (g)	7,237	7,302
4.969% 3/1/35 (g)	4,312	4,372
4.985% 2/1/35 (g)	4,719	4,774
4.986% 4/1/33 (g)	78	78
4.987% 2/1/34 (g)	6,634	6,688
5% 6/1/14 to 9/1/37 (e)	376,475	367,287
5% 8/1/38 (d)	300	285
5% 8/1/38 (d)	300	285
5% 8/1/38 (d)	100	95
5% 8/13/38 (d)	400	381
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5% 8/13/38 (d)	$ 400	$ 381
5% 8/13/38 (d)	1,000	952
5% 8/13/38 (d)	500	476
5% 8/13/38 (d)	400	381
5% 8/13/38 (d)	1,000	952
5.012% 7/1/34 (g)	272	275
5.069% 1/1/37 (g)	5,486	5,578
5.072% 7/1/34 (g)	1,688	1,708
5.089% 9/1/34 (g)	602	608
5.099% 10/1/35 (g)	3,565	3,613
5.127% 8/1/33 (g)	708	713
5.131% 8/1/34 (g)	5,074	5,148
5.171% 3/1/36 (g)	12,324	12,512
5.185% 3/1/35 (g)	325	329
5.199% 5/1/35 (g)	397	400
5.224% 5/1/35 (g)	4,814	4,880
5.245% 7/1/35 (g)	257	259
5.267% 12/1/36 (g)	2,409	2,453
5.278% 3/1/35 (g)	397	400
5.298% 12/1/34 (g)	798	809
5.304% 3/1/36 (g)	32,767	33,319
5.326% 4/1/36 (g)	4,292	4,407
5.336% 7/1/35 (g)	2,003	2,032
5.349% 2/1/37 (g)	2,311	2,358
5.357% 2/1/36 (g)	6,643	6,738
5.392% 2/1/37 (g)	11,576	11,769
5.409% 3/1/35 (g)	417	418
5.438% 8/1/36 (g)	5,627	5,740
5.5% 4/1/09 to 6/1/37 (e)	525,547	522,803
5.5% 8/1/23 (d)	1,000	1,004
5.5% 8/18/23 (d)	10,000	10,044
5.5% 8/18/23 (d)	15,000	15,066
5.5% 8/18/23 (d)	200	201
5.5% 8/18/23 (d)	100	100
5.5% 8/18/23 (d)	300	301
5.5% 8/18/23 (d)	300	301
5.5% 8/18/23 (d)	500	502
5.5% 8/18/23 (d)	200	201
5.5% 8/18/23 (d)	300	301
5.5% 8/18/23 (d)	400	402
5.5% 8/13/38 (d)	44,000	43,144
5.5% 8/13/38 (d)(e)	150,000	147,083
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.5% 8/13/38 (d)	$ 800	$ 784
5.513% 3/1/35 (g)	159	160
5.632% 2/1/36 (g)	2,752	2,806
5.641% 4/1/36 (g)	10,925	11,147
5.665% 6/1/36 (g)	6,505	6,637
5.693% 1/1/36 (g)	28,622	29,214
5.789% 5/1/36 (g)	2,797	2,853
5.793% 3/1/36 (g)	7,587	7,748
5.801% 1/1/36 (g)	2,307	2,339
5.816% 5/1/36 (g)	16,313	16,657
5.843% 3/1/36 (g)	7,391	7,501
5.863% 6/1/35 (g)	1,711	1,744
5.871% 3/1/36 (g)	6,056	6,189
5.896% 12/1/36 (g)	4,029	4,125
5.917% 5/1/36 (g)	4,764	4,877
5.951% 5/1/36 (g)	2,495	2,556
5.955% 2/1/35 (g)	144	145
6% 4/1/12 to 1/1/38 (e)	273,058	279,665
6% 8/1/38 (d)	3,000	3,018
6.009% 4/1/36 (g)	45,752	46,860
6.025% 12/1/36 (g)	27,022	27,690
6.028% 9/1/36 (g)	30,731	31,508
6.062% 4/1/36 (g)	22,968	23,563
6.095% 3/1/37 (g)	4,412	4,526
6.102% 3/1/33 (g)	254	256
6.125% 2/1/33 (g)	547	549
6.169% 4/1/36 (g)	4,271	4,380
6.206% 2/1/35 (g)	153	154
6.226% 3/1/37 (g)	1,494	1,523
6.229% 5/1/36 (g)	12,426	12,767
6.234% 2/1/35 (g)	373	375
6.251% 6/1/36 (g)	629	641
6.3% 10/1/36 (g)	20,621	21,056
6.5% 2/1/12 to 4/1/37	43,655	45,361
6.5% 8/1/38 (d)	63,000	64,727
6.547% 9/1/36 (g)	8,243	8,516
7% 7/1/13 to 7/1/32	4,826	5,121
7.5% 8/1/10 to 4/1/29	99	103
8.5% 1/1/15 to 7/1/31	490	526
9% 11/1/11 to 5/1/14	465	479
9.5% 11/15/09 to 10/1/20	633	692
11% 8/1/10	6	6
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value 000s)
Fannie Mae - continued
11.25% 5/1/14	$ 7	$ 7
11.5% 6/15/19 to 1/15/21	1,044	1,163
12.5% 8/1/15 to 3/1/16	2	2
		2,101,770
Freddie Mac - 5.3%
4% 5/1/19 to 11/1/20	23,219	22,029
4.275% 6/1/35 (g)	888	887
4.307% 12/1/34 (g)	797	803
4.406% 3/1/35 (g)	928	929
4.422% 2/1/34 (g)	546	546
4.429% 3/1/35 (g)	840	846
4.5% 8/1/33	3,577	3,305
4.622% 4/1/35 (g)	6,756	6,786
4.667% 9/1/36 (g)	2,923	2,944
4.716% 2/1/34 (g)	6,855	6,871
4.79% 2/1/36 (g)	1,142	1,149
4.791% 3/1/35 (g)	2,425	2,442
4.84% 4/1/35 (g)	3,414	3,435
5% 1/1/09 to 9/1/35	11,842	11,433
5.022% 4/1/35 (g)	525	526
5.091% 6/1/35 (g)	2,395	2,418
5.125% 7/1/35 (g)	4,049	4,095
5.275% 2/1/36 (g)	287	290
5.376% 3/1/35 (g)	561	564
5.485% 1/1/36 (g)	3,921	3,981
5.5% 8/1/14 to 7/1/37	191,344	193,712
5.5% 8/1/38 (d)	8,000	7,836
5.5% 8/1/38 (d)	600	588
5.5% 8/1/38 (d)	500	490
5.5% 8/13/38 (d)	300	294
5.5% 8/13/38 (d)	1,000	979
5.5% 8/13/38 (d)	1,600	1,567
5.5% 8/13/38 (d)	1,000	979
5.5% 8/13/38 (d)	800	784
5.5% 8/13/38 (d)	1,200	1,175
5.52% 1/1/36 (g)	5,452	5,531
5.579% 2/1/35 (g)	1,119	1,127
5.743% 10/1/35 (g)	1,157	1,177
5.829% 5/1/37 (g)	2,978	3,026
6% 7/1/16 to 5/1/38	68,336	69,567
6% 8/1/38 (d)	9,000	9,055
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
6% 8/1/38 (d)	$ 300	$ 302
6% 8/13/38 (d)	300	302
6% 8/13/38 (d)	100	101
6% 8/13/38 (d)	400	402
6% 8/13/38 (d)	400	402
6% 8/13/38 (d)	1,000	1,006
6% 8/13/38 (d)	500	503
6% 8/13/38 (d)	400	402
6% 8/13/38 (d)	600	604
6.021% 6/1/36 (g)	3,157	3,221
6.224% 5/1/36 (g)	2,584	2,645
6.278% 3/1/37 (g)	8,086	8,283
6.378% 7/1/36 (g)	3,019	3,094
6.423% 10/1/36 (g)	8,566	8,794
6.491% 3/1/33 (g)	163	165
6.5% 11/1/10 to 10/1/36	46,850	48,674
6.586% 12/1/36 (g)	15,432	15,770
6.685% 1/1/37 (g)	10,780	11,095
6.689% 10/1/36 (g)	7,783	8,008
6.844% 10/1/36 (g)	10,819	11,085
7% 4/1/11	3	3
7.5% 5/1/11 to 7/1/16	1,638	1,723
8.5% 8/1/08 to 9/1/29	194	209
9% 8/1/08 to 10/1/20	68	73
9.5% 6/1/09 to 8/1/21	256	282
9.75% 8/1/14	139	150
10% 7/1/09 to 8/1/21	22	24
11% 7/1/13 to 5/1/14	58	64
12% 8/1/13 to 3/1/15	2	2
12.25% 4/1/11	0	0
12.5% 2/1/10 to 6/1/19	17	19
13% 8/1/10 to 6/1/15	6	7
		501,580
Government National Mortgage Association - 3.5%
5% 2/20/33 to 6/20/38	73,081	70,736
5.25% 7/20/34 (g)	737	740
5.5% 12/15/33 to 2/15/34	65,387	65,264
5.5% 8/1/38 (d)(e)	12,000	11,911
5.5% 8/1/38 (d)(e)	8,000	7,941
5.5% 8/1/38 (d)	1,000	993
5.5% 8/1/38 (d)(e)	22,000	21,837
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - continued
5.5% 8/1/38 (d)	$ 1,000	$ 993
5.5% 8/1/38 (d)(e)	5,000	4,942
6% 9/15/08 to 1/15/38	121,433	123,541
6.5% 2/15/24 to 10/15/35	19,802	20,673
7% 10/15/26 to 8/15/32	90	95
7.5% 3/15/28 to 8/15/29	112	119
8% 6/15/18 to 12/15/23	1,212	1,303
8.5% 1/15/25	4	4
9% 12/15/09	0	0
9.5% 2/15/25	1	1
10.5% 4/15/14 to 1/20/18	93	106
13.5% 7/15/11	5	6
		331,205
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,933,057)		2,934,555
Asset-Backed Securities - 0.1%

Fannie Mae Grantor Trust Series 2005-T4 Class A1C, 2.6113% 9/25/35 (g) (Cost $4,793)	4,793	4,769
Collateralized Mortgage Obligations - 8.3%

U.S. Government Agency - 8.3%
Fannie Mae:
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	1,352	1,404
Series 1993-207 Class H, 6.5% 11/25/23	18,360	19,064
Series 1993-240 Class PD, 6.25% 12/25/13	4,400	4,543
Series 1994-23:
Class PG, 6% 4/25/23	3,032	3,055
Class PZ, 6% 2/25/24	10,676	10,961
Series 1996-28 Class PK, 6.5% 7/25/25	3,796	3,911
Series 2003-28 Class KG, 5.5% 4/25/23	4,940	4,750
Series 2006-45 Class OP, 6/25/36 (i)	5,849	4,310
Series 2006-62 Class KP, 4/25/36 (i)	12,300	8,624
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	2,598	2,751
Series 2007-115 Class BE, 4.5% 12/25/22	15,400	14,430
Series 2003-22 6% 4/25/33 (h)	17,992	4,307
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae Grantor Trust planned amortization class Series 2005-81 Class PC, 5.5% 9/25/35	$ 2,150	$ 2,088
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 3.4413% 8/25/31 (g)	631	635
Series 2002-49 Class FB, 3.0563% 11/18/31 (g)	1,011	991
Series 2002-60 Class FV, 3.4613% 4/25/32 (g)	428	428
Series 2002-75 Class FA, 3.4613% 11/25/32 (g)	877	876
Series 2004-54 Class FE, 3.6113% 2/25/33 (g)	522	509
planned amortization class:
Series 2002-11 Class QC, 5.5% 3/25/17	12,553	12,752
Series 2002-18 Class PC, 5.5% 4/25/17	1,170	1,190
Series 2002-47 Class QE, 5.5% 8/25/17	9,085	9,208
Series 2003-113 Class PE, 4% 11/25/18	7,545	6,958
Series 2004-21 Class QE, 4.5% 11/25/32	1,500	1,410
Series 2005-102 Class CO, 11/25/35 (i)	6,079	4,523
Series 2006-12 Class BO, 10/25/35 (i)	27,413	20,461
Series 2006-37 Class OW, 5/25/36 (i)	6,574	5,023
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	20,392	20,716
Series 2001-46 Class ZG, 6% 9/25/31	7,392	7,544
Series 2002-79 Class Z, 5.5% 11/25/22	11,827	11,650
Series 2003-84 Class JK, 4.5% 9/25/18	10,000	9,493
Series 2004-3 Class BA, 4% 7/25/17	585	576
Series 2004-91 Class AH, 4.5% 5/25/29	5,475	5,390
Series 2005-117, Class JN, 4.5% 1/25/36	645	563
Series 2006-72 Class CY, 6% 8/25/26	10,215	10,124
Series 2004-19 Class AY, 4% 4/25/19	37,116	33,730
Series 2007-36:
Class GO, 4/25/37 (i)	1,221	847
Class PO, 4/25/37 (i)	2,728	1,874
Class SB, 4.1388% 4/25/37 (g)(h)	35,426	2,886
Class SG, 4.1388% 4/25/37 (g)(h)	15,882	1,343
Series 2007-66 Class SA, 24.8325% 7/25/37 (g)	4,801	5,783
Freddie Mac:
planned amortization class:
Series 2115 Class PE, 6% 1/15/14	764	785
Series 3149 Class OD, 5/15/36 (i)	32,182	22,588
sequential payer Series 2114 Class ZM, 6% 1/15/29	2,324	2,372
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 3.4% 2/15/24 (g)	$ 1,017	$ 1,023
planned amortization class Series 1681 Class PJ, 7% 12/15/23	6,066	6,230
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2389 Class DA, 3.3575% 11/15/30 (g)	69	69
Series 2530 Class FE, 3.0575% 2/15/32 (g)	592	583
Series 2630 Class FL, 2.9575% 6/15/18 (g)	550	555
Series 3008 Class SM, 0% 7/15/35 (g)	376	284
planned amortization class:
Series 1141 Class G, 9% 9/15/21	372	389
Series 1614 Class L, 6.5% 7/15/23	3,624	3,700
Series 1671 Class G, 6.5% 8/15/23	1	1
Series 2006-15 Class OP, 3/25/36 (i)	7,321	5,141
Series 2131 Class BG, 6% 3/15/29	48,671	49,175
Series 2356 Class GD, 6% 9/15/16	481	492
Series 2376 Class JE, 5.5% 11/15/16	3,321	3,345
Series 2378 Class PE, 5.5% 11/15/16	9,393	9,459
Series 2381 Class OG, 5.5% 11/15/16	2,691	2,711
Series 2390 Class CH, 5.5% 12/15/16	8,558	8,666
Series 2628 Class OE, 4.5% 6/15/18	6,815	6,644
Series 2640 Class GE, 4.5% 7/15/18	7,310	7,121
Series 2660 Class ML, 3.5% 7/15/22	225	225
Series 2682 Class LD, 4.5% 10/15/33	777	673
Series 2752 Class PW, 4% 4/15/22	1,134	1,136
Series 2802 Class OB, 6% 5/15/34	10,455	10,727
Series 2810 Class PD, 6% 6/15/33	995	999
Series 2937 Class KC, 4.5% 2/15/20	19,686	18,940
Series 2962 Class BE, 4.5% 4/15/20	15,015	14,332
Series 3077 Class TO, 4/15/35 (i)	16,048	11,535
Series 3110 Class OP, 9/15/35 (i)	15,175	10,993
Series 3119 Class PO, 2/15/36 (i)	18,377	13,446
Series 3121 Class KO, 3/15/36 (i)	6,321	4,847
Series 3123 Class LO, 3/15/36 (i)	11,927	8,394
Series 3145 Class GO, 4/15/36 (i)	10,703	7,558
Series 3151 Class PO, 5/15/36 (i)	11,593	8,092
sequential payer:
Series 2388 Class ZA, 6% 12/15/31	6,485	6,567
Series 2546 Class MJ, 5.5% 3/15/23	2,861	2,738
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2570 Class CU, 4.5% 7/15/17	$ 1,643	$ 1,633
Series 2574 Class HP, 5% 2/15/18	42,150	41,381
Series 2587 Class AD, 4.71% 3/15/33	5,785	5,017
Series 2601 Class TB, 5.5% 4/15/23	869	832
Series 2611 Class CH, 4.5% 5/15/18	37,220	35,824
Series 2617 Class GW, 3.5% 6/15/16	2,184	2,181
Series 2675 Class CB, 4% 5/15/16	1,565	1,550
Series 2677 Class BC, 4% 9/15/18	20,040	18,500
Series 2683 Class JA, 4% 10/15/16	1,678	1,659
Series 2685 Class ND, 4% 10/15/18	9,064	8,349
Series 2750 Class ZT, 5% 2/15/34	1,072	914
Series 2770 Class TW, 4.5% 3/15/19	19,670	18,531
Series 2773 Class HC, 4.5% 4/15/19	704	660
Series 2809 Class UA, 4% 12/15/14	1,869	1,870
Series 2849 Class AL, 5% 5/15/18	7,482	7,547
Series 2860 Class CP, 4% 10/15/17	1,845	1,825
Series 2866 Class N, 4.5% 12/15/18	6,417	6,442
Series 2874 Class BC, 5% 10/15/19	43,000	41,778
Series 2937 Class HJ, 5% 10/15/19	7,911	7,961
Series 2998 Class LY, 5.5% 7/15/25	2,011	1,904
Series 3007 Class EW, 5.5% 7/15/25	8,875	8,443
Series 3013 Class VJ, 5% 1/15/14	1,716	1,735
Series 3401 Class EB, 5% 12/15/22	7,495	7,172
Series 2769 Class BU, 5% 3/15/34	5,712	5,090
Series 2863 Class DB, 4% 9/15/14	1,216	1,175
Series 2957 Class SW, 3.5425% 4/15/35 (g)(h)	25,113	1,454
Series 3002 Class SN, 4.0425% 7/15/35 (g)(h)	25,256	1,945
target amortization class:
Series 2156 Class TC, 6.25% 5/15/29	8,376	8,529
Series 2877 Class JC, 5% 10/15/34	1,293	1,284
Ginnie Mae guaranteed REMIC pass-thru securities planned amortization class:
Series 1997-8 Class PE, 7.5% 5/16/27	4,184	4,443
Series 2003-116 Class JE, 5% 12/20/33	13,248	12,215
Series 2004-4 Class MG, 5% 1/16/34	10,425	9,630
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $788,317)		783,689
Cash Equivalents - 30.4%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 2.19%, dated 7/31/08 due 8/1/08:
(Collateralized by U.S. Government Obligations) #	$ 625,554	$ 625,516
(Collateralized by U.S. Government Obligations) # (a)	2,261,736	2,261,598
TOTAL CASH EQUIVALENTS (Cost $2,887,114)		2,887,114
TOTAL INVESTMENT PORTFOLIO - 125.7% (Cost $11,895,203)		11,924,794
NET OTHER ASSETS - (25.7)%		(2,441,152)
NET ASSETS - 100%		$ 9,483,642
Swap Agreements
	Expiration Date	Notional Amount (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.64% with JPMorgan Chase, Inc.	April 2038	$ 35,000	1,650
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.82% with Citibank	June 2018	135,000	(1,899)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.03% with Credit Suisse First Boston	Oct. 2017	72,000	(3,042)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.57% with Goldman Sachs	August 2017	100,000	(7,022)
Receive semi-annually a fixed rate equal to 2.528% and pay quarterly a floating rate based on 3-month LIBOR with Goldman Sachs	March 2010	69,000	(342)
Receive semi-annually a fixed rate equal to 3.1899% and pay quarterly a floating rate based on 3-month LIBOR with Goldman Sachs	April 2010	89,050	547
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 3.427% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2013	$ 88,000	$ (1,625)
Receive semi-annually a fixed rate equal to 4.42% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Oct. 2009	300,000	8,082
Receive semi-annually a fixed rate equal to 4.465% and pay quarterly a floating rate based on 3-month LIBOR with Citibank	June 2013	160,000	2,469
Receive semi-annually a fixed rate equal to 4.66% and pay quarterly a floating rate based on 3-month LIBOR with Barclays Bank	August 2018	141,807	0
Receive semi-annually a fixed rate equal to 4.663% and pay quarterly a floating rate based on 3-month LIBOR with Goldman Sachs	August 2018	43,594	0
Receive semi-annually a fixed rate equal to 4.88% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Sept. 2010	106,700	4,692
Receive semi-annually a fixed rate equal to 5.03% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2010	91,000	4,429
Receive semi-annually a fixed rate equal to 5.706% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	June 2017	75,000	6,194
Receive semi-annully a fixed rate equal to 2.8575% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2011	201,000	(2,856)
		$ 1,707,151	$ 11,277
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,023,000 or 0.2% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) A portion of the security is subject to a forward commitment to sell.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $9,384,000.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(i) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$625,516,000 due 8/01/08 at 2.19%
BNP Paribas Securities Corp.	$ 46,762
Banc of America Securities LLC	72,530
Bank of America, NA	70,196
Barclays Capital, Inc.	305,376
Greenwich Capital Markets, Inc.	11,452
ING Financial Markets LLC	64,895
J.P. Morgan Securities, Inc.	35,219
RBC Capital Markets Corp.	9,543
WestLB AG	9,543
$ 625,516
$2,261,598,000 due 8/01/08 at 2.19%
Bank of America, NA	$ 2,261,598

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	July 31, 2008

Assets
Investment in securities, at value (including securities loaned of $2,216,611 and repurchase agreements of $2,887,114) - See accompanying schedule: Unaffiliated issuers (cost $11,895,203)		$ 11,924,794
Commitment to sell securities on a delayed delivery basis	$ (224,131)
Receivable for securities sold on a delayed delivery basis	225,704	1,573
Receivable for investments sold, regular delivery		237,639
Cash		1
Receivable for fund shares sold		16,231
Interest receivable		70,254
Swap agreements, at value		11,277
Other receivables		20
Total assets		12,261,789

Liabilities
Payable for investments purchased Regular delivery	$ 131,636
Delayed delivery	366,875
Payable for fund shares redeemed	13,492
Distributions payable	701
Accrued management fee	2,447
Distribution fees payable	186
Other affiliated payables	1,122
Other payables and accrued expenses	90
Collateral on securities loaned, at value	2,261,598
Total liabilities		2,778,147

Net Assets		$ 9,483,642
Net Assets consist of:
Paid in capital		$ 9,356,625
Undistributed net investment income		6,028
Accumulated undistributed net realized gain (loss) on investments		78,548
Net unrealized appreciation (depreciation) on investments		42,441
Net Assets		$ 9,483,642

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	July 31, 2008

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($232,188 ÷ 22,333 shares)	$ 10.40

Maximum offering price per share (100/96.00 of $10.40)	$ 10.83
Class T: Net Asset Value and redemption price per share ($235,918 ÷ 22,693 shares)	$ 10.40

Maximum offering price per share (100/96.00 of $10.40)	$ 10.83
Class B: Net Asset Value and offering price per share ($40,948 ÷ 3,938 shares)A	$ 10.40

Class C: Net Asset Value and offering price per share ($71,002 ÷ 6,829 shares)A	$ 10.40

Government Income: Net Asset Value, offering price and redemption price per share ($8,153,823 ÷ 785,229 shares)	$ 10.38

Institutional Class: Net Asset Value, offering price and redemption price per share ($749,763 ÷ 72,124 shares)	$ 10.40

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended July 31, 2008

Investment Income
Interest		$ 376,011

Expenses
Management fee	$ 25,333
Transfer agent fees	8,928
Distribution fees	2,029
Fund wide operations fee	2,777
Independent trustees' compensation	33
Miscellaneous	18
Total expenses before reductions	39,118
Expense reductions	(396)	38,722
Net investment income		337,289
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	204,260
Futures contracts	259
Swap agreements	(1,299)
Total net realized gain (loss)		203,220
Change in net unrealized appreciation (depreciation) on: Investment securities	47,602
Swap agreements	10,913
Delayed delivery commitments	3,090
Total change in net unrealized appreciation (depreciation)		61,605
Net gain (loss)		264,825
Net increase (decrease) in net assets resulting from operations		$ 602,114

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended July 31, 2008	Year ended July 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 337,289	$ 296,314
Net realized gain (loss)	203,220	(39,749)
Change in net unrealized appreciation (depreciation)	61,605	63,955
Net increase (decrease) in net assets resulting from operations	602,114	320,520
Distributions to shareholders from net investment income	(333,995)	(303,351)
Distributions to shareholders from net realized gain	-	(2,616)
Total distributions	(333,995)	(305,967)
Share transactions - net increase (decrease)	1,973,783	1,895,812
Total increase (decrease) in net assets	2,241,902	1,910,365

Net Assets
Beginning of period	7,241,740	5,331,375
End of period (including undistributed net investment income of $6,028 and undistributed net investment income of $1,411, respectively)	$ 9,483,642	$ 7,241,740

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended July 31,

2008

2007F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.01	$ 9.98
Income from Investment Operations
Net investment incomeE	.402	.311
Net realized and unrealized gain (loss)	.387	.033
Total from investment operations	.789	.344
Distributions from net investment income	(.399)	(.314)
Net asset value, end of period	$ 10.40	$ 10.01
Total ReturnB, C, D	7.96%	3.49%
Ratios to Average Net AssetsG
Expenses before reductions	.81%	.78%A
Expenses net of fee waivers, if any	.81%	.78%A
Expenses net of all reductions	.80%	.77%A
Net investment income	3.88%	4.08%A
Supplemental Data
Net assets, end of period (in millions)	$ 232	$ 145
Portfolio turnover rate	269%	164%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,

2008

2007F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.01	$ 9.98
Income from Investment Operations
Net investment incomeE	.404	.306
Net realized and unrealized gain (loss)	.387	.036
Total from investment operations	.791	.342
Distributions from net investment income	(.401)	(.312)
Net asset value, end of period	$ 10.40	$ 10.01
Total ReturnB, C, D	7.98%	3.46%
Ratios to Average Net AssetsG
Expenses before reductions	.78%	.79%A
Expenses net of fee waivers, if any	.78%	.79%A
Expenses net of all reductions	.78%	.79%A
Net investment income	3.90%	4.02%A
Supplemental Data
Net assets, end of period (in millions)	$ 236	$ 181
Portfolio turnover rate	269%	164%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended July 31,

2008

2007F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.01	$ 9.98
Income from Investment Operations
Net investment incomeE	.329	.251
Net realized and unrealized gain (loss)	.387	.037
Total from investment operations	.716	.288
Distributions from net investment income	(.326)	(.258)
Net asset value, end of period	$ 10.40	$ 10.01
Total ReturnB, C, D	7.21%	2.91%
Ratios to Average Net AssetsG
Expenses before reductions	1.51%	1.50%A
Expenses net of fee waivers, if any	1.51%	1.50%A
Expenses net of all reductions	1.50%	1.50%A
Net investment income	3.17%	3.30%A
Supplemental Data
Net assets, end of period (in millions)	$ 41	$ 43
Portfolio turnover rate	269%	164%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended July 31,

2008

2007F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.01	$ 9.98
Income from Investment Operations
Net investment incomeE	.326	.249
Net realized and unrealized gain (loss)	.387	.033
Total from investment operations	.713	.282
Distributions from net investment income	(.323)	(.252)
Net asset value, end of period	$ 10.40	$ 10.01
Total ReturnB, C, D	7.18%	2.85%
Ratios to Average Net AssetsG
Expenses before reductions	1.53%	1.55%A
Expenses net of fee waivers, if any	1.53%	1.55%A
Expenses net of all reductions	1.53%	1.55%A
Net investment income	3.15%	3.26%A
Supplemental Data
Net assets, end of period (in millions)	$ 71	$ 39
Portfolio turnover rate	269%	164%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Government Income

Years ended July 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00	$ 9.95	$ 10.20	$ 10.13	$ 10.16
Income from Investment Operations
Net investment incomeB	.438	.443	.429	.329	.307
Net realized and unrealized gain (loss)	.378	.068	(.274)	.097	.124
Total from investment operations	.816	.511	.155	.426	.431
Distributions from net investment income	(.436)	(.456)	(.405)	(.321)	(.301)
Distributions from net realized gain	-	(.005)	-	(.035)	(.160)
Total distributions	(.436)	(.461)	(.405)	(.356)	(.461)
Net asset value, end of period	$ 10.38	$ 10.00	$ 9.95	$ 10.20	$ 10.13
Total ReturnA	8.25%	5.22%	1.56%	4.24%	4.30%
Ratios to Average Net AssetsC
Expenses before reductions	.45%	.45%	.45%	.58%	.63%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.58%	.63%
Expenses net of all reductions	.45%	.44%	.44%	.58%	.63%
Net investment income	4.23%	4.42%	4.27%	3.21%	3.01%
Supplemental Data
Net assets, end of period (in millions)	$ 8,154	$ 6,118	$ 5,331	$ 5,127	$ 4,168
Portfolio turnover rate	269%	164%D	108%	114%	224%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended July 31,

2008

2007E

Selected Per-Share Data
Net asset value, beginning of period	$ 10.01	$ 9.98
Income from Investment Operations
Net investment incomeD	.432	.329
Net realized and unrealized gain (loss)	.388	.034
Total from investment operations	.820	.363
Distributions from net investment income	(.430)	(.333)
Net asset value, end of period	$ 10.40	$ 10.01
Total ReturnB, C	8.28%	3.67%
Ratios to Average Net AssetsF
Expenses before reductions	.51%	.53%A
Expenses net of fee waivers, if any	.51%	.53%A
Expenses net of all reductions	.51%	.53%A
Net investment income	4.17%	4.32%A
Supplemental Data
Net assets, end of period (in millions)	$ 750	$ 715
Portfolio turnover rate	269%	164%G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2008

(Amounts in thousands except ratios)

1. Organization.

Fidelity Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Government Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. Certain adjustments have been made to the accounts relating to prior periods. Collectively, these adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, deferred trustees compensation, futures transactions, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 92,078
Unrealized depreciation	(69,550)
Net unrealized appreciation (depreciation)	22,528
Undistributed ordinary income	35,327
Undistributed long-term capital gain	37,386

Cost for federal income tax purposes	$ 11,902,266

The tax character of distributions paid was as follows:

	July 31, 2008	July 31, 2007
Ordinary Income	$ 333,995	$ 305,967

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

Annual Report

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Operating Policies - continued

Futures Contracts - continued

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. The Fund may enter into dollar rolls in which the Fund sells mortgage-backed securities, realizing a gain or loss, and simultaneously agrees to repurchase substantially similar securities at a future date. In addition, the Fund may enter into reverse mortgage dollar rolls in which the Fund purchases and simultaneously agrees to sell substantially similar securities at a future date. During the period between the sale and repurchase in a dollar roll transaction, the Fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities that are permissible investments of the Fund. During the period between the purchase and subsequent sale in a reverse dollar roll transaction

Annual Report

3. Operating Policies - continued

Mortgage Dollar Rolls - continued

the Fund is entitled to interest and principal payments on the securities purchased. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 491	$ 54
Class T	0%	.25%	549	3
Class B	.65%	.25%	400	288
Class C	.75%	.25%	589	97
			$ 2,029	$ 442

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 46
Class T	18
Class B*	60
Class C*	11
$ 135

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR, was the transfer agent for Government Income. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 401.20
Class T	393.18
Class B	113.25
Class C	107.18
Government Income	6,883.10
Institutional Class	1,031.16
	$ 8,928

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

Annual Report

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $18 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $8,983.

7. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $15. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 7
Government Income	354
Institutional Class	20
$ 381

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom 2010 and Fidelity Freedom 2020 were the owners of record of approximately 12% and 14%, respectively of the total outstanding shares of Fidelity Government Income Fund. The Fidelity Advisor Freedom Funds and Fidelity Freedom Funds were the owners of record, in aggregate, of approximately 57% of the total outstanding shares of Fidelity Government Income Fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2008	2007A
From net investment income
Class A	$ 7,464	$ 4,138
Class T	8,439	5,771
Class B	1,398	1,298
Class C	1,798	1,042
Government Income	288,379	269,231
Institutional Class	26,517	21,871
Total	$ 333,995	$ 303,351
From net realized gain
Government Income	-	2,616

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period October 24, 2006 (commencement of sale of shares) to
July 31, 2007.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2008	2007A	2008	2007A
Class A
Shares sold	17,630	5,668	$ 183,928	$ 56,865
Issued in exchange for shares of Fidelity Advisor Government Investment Fund	-	11,639	-	116,974
Reinvestment of distributions	653	374	6,798	3,759
Shares redeemed	(10,466)	(3,165)	(108,879)	(31,770)
Net increase (decrease)	7,817	14,516	$ 81,847	$ 145,828

Annual Report

10. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2008	2007A	2008	2007A
Class T
Shares sold	15,236	3,593	$ 158,292	$ 36,101
Issued in exchange for shares of Fidelity Advisor Government Investment Fund	-	19,997	-	200,973
Reinvestment of distributions	772	549	8,030	5,508
Shares redeemed	(11,375)	(6,079)	(118,003)	(60,985)
Net increase (decrease)	4,633	18,060	$ 48,319	$ 181,597
Class B
Shares sold	2,313	524	$ 24,145	$ 5,289
Issued in exchange for shares of Fidelity Advisor Government Investment Fund	-	5,890		59,191
Reinvestment of distributions	108	104	1,126	1,045
Shares redeemed	(2,809)	(2,192)	(29,186)	(22,000)
Net increase (decrease)	(388)	4,326	$ (3,915)	$ 43,525
Class C
Shares sold	5,069	517	$ 52,892	$ 5,201
Issued in exchange for shares of Fidelity Advisor Government Investment Fund	-	4,449		44,717
Reinvestment of distributions	114	64	1,185	643
Shares redeemed	(2,289)	(1,095)	(23,797)	(10,981)
Net increase (decrease)	2,894	3,935	$ 30,280	$ 39,580
Government Income
Shares sold	308,696	105,528	$ 3,217,869	$ 1,058,863
Issued in exchange for shares of Spartan Government Income Fund	-	71,077	-	713,611
Reinvestment of distributions	27,173	26,531	282,009	266,315
Shares redeemed	(162,519)	(127,164)	(1,689,834)	(1,271,926)
Net increase (decrease)	173,350	75,972	$ 1,810,044	$ 766,863
Institutional Class
Shares sold	30,491	16,978	$ 316,702	$ 170,642
Issued in exchange for shares of Fidelity Advisor Government Investment Fund	-	57,200	-	574,860
Reinvestment of distributions	2,538	2,169	26,319	21,772
Shares redeemed	(32,353)	(4,899)	(335,813)	(48,855)
Net increase (decrease)	676	71,448	$ 7,208	$ 718,419

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

11. Merger Information.

On October 27, 2006, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Government Investment Fund and Spartan Government Income Fund pursuant to an agreement and plan of reorganization approved by the shareholders on September 20, 2006. The acquisition was accomplished by an exchange of 11,639, 19,997, 5,890, 4,449, and 57,200 shares of Class A, Class T, Class B, Class C and Institutional Class of the Fund, respectively, for 11,840, 20,358, 6,003, 4,531, and 58,535 shares then outstanding of Class A, Class T, Class B, Class C and Institutional Class (valued at $9.88, $9.87, $9.86, $9.87, and $9.82, per share for Class A, Class T, Class B, Class C and Institutional Class, respectively) of Fidelity Advisor Government Investment Fund. Further, the acquisition was accomplished by an exchange of 71,077 shares of Government Income class for the 66,115 shares then outstanding (valued at $10.79 per share) of Spartan Government Income Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Fidelity Advisor Government Investment Fund's net assets, including $1,514 of unrealized depreciation, and Spartan Government Income Fund's net assets, including $3,295 of unrealized depreciation, were combined with the Fund's net assets of $5,214,485 for total net assets after the acquisition of $6,924,811.

12. Proposed Reorganization.

On June 19, 2008, the Board of Trustees of the Fund and the Board of Trustees of the Capital One U.S. Government Income Fund ("U.S. Government Income Fund") approved an Agreement and Plan of Reorganization between the Fund and U.S. Government Income Fund. The agreement provides for the transfer of all the assets of U.S. Government Income Fund (other than any deferred, accrued or prepaid expenses or any assets necessary to discharge any liabilities of U.S. Government Income Fund following the merger) in exchange solely for the number of shares of Class A of the Fund with an equal dollar value of the outstanding shares of U.S. Government Income Fund on the day the reorganization is effective.

A meeting of the shareholders of U.S. Government Income Fund is expected to be held in October, 2008 to vote on the reorganization. If approved by shareholders, the reorganization is expected to become effective on or about November 21, 2008. The reorganization is expected to qualify as a tax-free transaction with no gain or loss recognized by the Funds or their shareholders.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Government Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Government Income Fund (a fund of Fidelity Income Fund) at July 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Government Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 23, 2008

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 159 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 377 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

George H. Heilmeier (72)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology), Compaq, Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing), INET Technologies Inc. (telecommunications network surveillance, 2001-
2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Member and Executive Officers**:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Income Fund. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-
present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

John R. Hebble (50)

Year of Election or Appointment: 2008

President and Treasurer of the fund. Mr. Hebble also serves as President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2003-present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Greer also serves as Vice President of Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-
present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Dwight D. Churchill (54)

Year of Election or Appointment: 2008

Vice President of the fund. Mr. Churchill also serves as Vice President of Fidelity's Bond Funds (2008-present). Mr. Churchill is Executive Vice President of FMR (2005-present), FMR Co., Inc. (2005-present) and Fidelity Investments Money Management, Inc. (2008-present). Previously, Mr. Churchill served as Senior Vice President of FMR (1997-2005) and Senior Vice President of Fidelity Investments Money Management, Inc. (2000-2006).

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the fund. Mr. Goebel also serves as Secretary and CLO of other Fidelity funds (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present); and Deputy General Counsel of FMR LLC. Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Nancy D. Prior (41)

Year of Election or Appointment: 2008

Assistant Secretary of the fund. Ms. Prior also serves as Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2008-
present) and is an employee of FMR (2002-present).

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) officer of the fund. Ms. Laurent also serves as AML officer of other Fidelity funds (2008-present) and is an employee of FMR LLC. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-
2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (49)

Year of Election or Appointment: 2008

Chief Financial Officer of the fund. Ms. Reynolds also serves as Chief Financial Officer of other Fidelity funds (2008-present). Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-
2002), where she was an audit partner with PwC's investment management practice.

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of the fund. Mr. Whitaker also serves as Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)
Year of Election or Appointment: 2004 Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004-present) and is an employee of FMR.
Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the fund. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Government Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Fidelity Advisor Government Income Fund: Class A	9/15/2008	9/12/2008	$.07
Fidelity Advisor Government Income Fund: Class T	9/15/2008	9/12/2008	$.07
Fidelity Advisor Government Income Fund: Class B	9/15/2008	9/12/2008	$.07
Fidelity Advisor Government Income Fund: Class C	9/15/2008	9/12/2008	$.07

A total of 9.13% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2008, $37,386,227, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $258,906,779 of distributions paid during the period January 1, 2008 to July 31, 2008 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Government Income Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Annual Report

Board Approval of Investment Advisory Contracts and

Management Fees - continued

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, as available, the cumulative total returns of Fidelity Government Income (retail class) and Class C of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Fidelity Government Income (retail class) and Class C show the performance of the highest and lowest performing classes, respectively. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's general investment categories.

Annual Report

Fidelity Government Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Government Income (retail class) of the fund was in the first quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that may be taken by FMR to improve the fund's below-benchmark performance and how investment personnel evaluate potential for incremental return against the risks involved in obtaining that incremental return. The Board considered the steps that FMR has taken to strengthen and refine its risk management processes in light of recent credit events that have affected various sectors of the fixed-income markets.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and

Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Government Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Annual Report

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee for Fidelity Government Income (retail class) to 10 basis points, and (iii) limit the total expenses for Fidelity Government Income (retail class) to 45 basis points. These contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class. The fund's Advisor classes are subject to different "class-level" expenses (transfer agent fees and 12b-1 fees).

The Board noted that the total expenses of each class ranked below its competitive median for 2007.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board noted, however, that because the current contractual arrangements set the total fund-level expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Annual Report

Board Approval of Investment Advisory Contracts and

Management Fees - continued

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Annual Report

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International
Investment Advisors

Fidelity International
Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

AGVT-UANN-0908
1.834241.101

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Government Income
Fund - Institutional Class

Annual Report

July 31, 2008

Institutional Class is a class of
Fidelity® Government Income Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Domestic and international securities markets have struggled thus far in 2008. High-grade fixed-income investments produced modestly positive results, but many stock benchmarks suffered double-digit losses through the first half of this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2008	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	8.28%	4.70%	5.39%

A The initial offering of Institutional Class shares took place on October 24, 2006. Returns prior to October 24, 2006 are those of Government Income, the original retail class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Government Income Fund - Institutional Class on July 31, 1998. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers U.S. Government Index performed over the same period. The initial offering of Institutional Class took place on October 24, 2006. See above for additional information regarding the performance of Institutional Class.

Annual Report

Management's Discussion of Fund Performance

Comments from William Irving, Portfolio Manager of Fidelity Advisor Government Income Fund

Bonds with less credit risk generally produced higher returns for investment-grade debt during the 12 months ending July 31, 2008. In that span, the Lehman Brothers® U.S. Aggregate Index - a proxy for high-quality, fixed-rate, taxable bonds - returned 6.15%. Treasuries did the best, buoyed by their reputation as the safest haven in turbulent times, with the Lehman Brothers U.S. Treasury Index up 8.99% during the period. Agency bonds, with their perceived "implicit" government backing, also did well, as the Lehman Brothers U.S. Agency Index rose 7.79%. Mortgage-backed securities ended the period with a gain of 6.96%, according to the Lehman Brothers U.S. Mortgage-Backed Securities Index, while the Lehman Brothers U.S. Credit Index - a measure of high-quality corporate debt - finished with a modest 2.85% increase. The asset-backed sector - home to weak-performing subprime debt - had negative results, as reflected in the 2.69% loss of the Lehman Brothers U.S. Fixed-Rate Asset-Backed Securities Index.

For the 12 months ending July 31, 2008, the fund's Institutional Class shares returned 8.28%. In comparison, the Lehman Brothers 75% U.S. Government/25% U.S. Mortgage-Backed Securities Index returned 8.20%. What we lost by underweighting Treasuries - the index's biggest sector concentration and its best performer during the period - we more than made up for through other Treasury-related decisions. In particular, security lending - whereby we loaned Treasury holdings overnight and invested the proceeds in higher-yielding investments - bolstered the fund's results. We also were successful with tactical trades of Treasury Inflation-Protected Securities (TIPS), which are not part of the index. Advantageous yield-curve positioning also benefited the fund's performance. In the mortgage sector, good picks among 15-year securities and collateralized mortgage obligations (CMOs) - which are made up of pools of pass-through securities whose cash flows are carved out into classes with their own expected maturities and cash-flow patterns - worked in the fund's favor. Likewise, my decision to maintain a larger-than-index exposure to hybrid adjustable-rate mortgage securities (ARMs) - which give homeowners a relatively low fixed-interest rate for an initial period and then convert to an ARM where the interest rate periodically resets - benefited relative performance, as they generally outpaced the index after adjusting for their lower interest-rate sensitivity. With the benefit of 20/20 hindsight, owning more of these types of securities may have been helpful given how well they performed, but I was mindful of the importance of diversification.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2008 to July 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Beginning Account Value February 1, 2008	Ending Account Value July 31, 2008	Expenses Paid During Period* February 1, 2008 to July 31, 2008
Class A
Actual	$ 1,000.00	$ 999.60	$ 3.98
HypotheticalA	$ 1,000.00	$ 1,020.89	$ 4.02
Class T
Actual	$ 1,000.00	$ 1,000.70	$ 3.88
HypotheticalA	$ 1,000.00	$ 1,020.98	$ 3.92
Class B
Actual	$ 1,000.00	$ 996.10	$ 7.54
HypotheticalA	$ 1,000.00	$ 1,017.30	$ 7.62
Class C
Actual	$ 1,000.00	$ 996.00	$ 7.64
HypotheticalA	$ 1,000.00	$ 1,017.21	$ 7.72
Government Income
Actual	$ 1,000.00	$ 1,001.40	$ 2.24
HypotheticalA	$ 1,000.00	$ 1,022.63	$ 2.26
Institutional Class
Actual	$ 1,000.00	$ 1,002.10	$ 2.49
HypotheticalA	$ 1,000.00	$ 1,022.38	$ 2.51

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.80%
Class T	.78%
Class B	1.52%
Class C	1.54%
Government Income	.45%
Institutional Class	.50%

Annual Report

Investment Changes (Unaudited)

Coupon Distribution as of July 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	1.2	1.6
Less than 2%	2.8	0.8
2 - 2.99%	5.5	1.6
3 - 3.99%	10.1	8.7
4 - 4.99%	14.1	25.6
5 - 5.99%	27.4	24.9
6 - 6.99%	12.7	14.7
7% and over	1.9	3.0
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of July 31, 2008
6 months ago
Years	4.8	4.6

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of July 31, 2008
6 months ago
Years	5.1	4.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of July 31, 2008*		As of January 31, 2008**
	Mortgage Securities 30.9%		Mortgage Securities 34.5%
	CMOs and Other Mortgage Related Securities 8.3%		CMOs and Other Mortgage Related Securities 7.7%
	U.S. Treasury Obligations 34.3%		U.S. Treasury Obligations 33.6%
	U.S. Government Agency Obligations 21.7%		U.S. Government Agency Obligations 29.9%
	Asset-Backed Securities 0.1%		Asset-Backed Securities 0.2%
	Short-Term Investments and Net Other Assets 4.7%		Short-Term Investments and Net Other Assets (5.9)%†
* Futures and Swaps	11.1%	** Futures and Swaps	5.7%

† Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Investments July 31, 2008

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 56.0%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 21.7%
Fannie Mae:
2.5% 4/9/10	$ 46,360	$ 45,939
3% 7/12/10	150,000	149,515
3.25% 8/12/10 (b)	157,020	157,168
3.375% 5/19/11	24,967	24,877
3.625% 2/12/13 (b)	32,905	32,437
3.875% 7/12/13 (b)	26,275	26,091
4.75% 11/19/12	29,255	30,187
4.875% 4/15/09	43,349	43,966
4.875% 5/18/12	170,000	175,996
5% 2/16/12	31,355	32,606
5.125% 4/15/11	188,800	196,783
5.375% 6/12/17	49,471	52,231
6% 5/15/11	10,130	10,790
6.625% 9/15/09	149,585	155,586
Freddie Mac:
3.25% 7/16/10	11,145	11,162
3.5% 5/29/13 (b)	123,800	120,997
3.75% 6/28/13	5,000	4,938
3.875% 6/29/11	19,531	19,703
4.75% 3/5/12	10,000	10,316
4.875% 2/9/10	27,220	27,962
4.875% 6/13/18 (b)	44,378	45,095
5% 6/11/09 (b)	100,000	101,783
5% 1/30/14	25,000	25,973
5.125% 11/17/17 (b)	25,000	25,911
5.25% 5/21/09	154,235	157,143
5.25% 7/18/11	29,530	30,918
5.75% 1/15/12	32,906	34,934
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	110,500	118,392
6.8% 2/15/12	30,000	31,869
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
6.77% 11/15/13	5,627	5,944
6.99% 5/21/16	19,051	20,852
Private Export Funding Corp. secured:
4.974% 8/15/13	22,940	23,745
5.66% 9/15/11 (c)	18,000	19,023
5.685% 5/15/12	24,035	25,501
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Private Export Funding Corp. secured: - continued
6.67% 9/15/09	$ 3,500	$ 3,644
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	5,675	5,494
Series 2002-20K Class 1, 5.08% 11/1/22	12,402	12,225
Series 2003-P10B, Class 1 5.136% 8/10/13	8,023	8,027
Series 2004-20H Class 1, 5.17% 8/1/24	3,521	3,480
Tennessee Valley Authority 5.375% 4/1/56	8,429	8,485
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A, 5.96% 8/1/09	18,380	18,660
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		2,056,348
U.S. Treasury Obligations - 34.3%
U.S. Treasury Bonds:
4.375% 2/15/38	130,700	125,952
4.75% 2/15/37 (f)	19,000	19,398
5% 5/15/37 (b)	139,000	147,677
6.125% 8/15/29	162,102	193,712
6.25% 8/15/23	1,500	1,777
8% 11/15/21 (f)	146,794	198,585
U.S. Treasury Notes:
1.75% 3/31/10 (b)	341,106	337,642
2.125% 1/31/10 (f)	198,280	197,738
2.5% 3/31/13	43,781	42,454
2.75% 2/28/13	54,231	53,185
2.875% 6/30/10 (b)	308,061	310,299
3.125% 11/30/09	29,100	29,421
3.375% 11/30/12 (b)	217,916	219,993
3.375% 6/30/13 (b)	95,927	96,392
3.375% 7/31/13	80,000	80,375
3.5% 5/31/13	55,000	55,610
3.5% 2/15/18 (b)	78,000	75,154
3.625% 12/31/12 (b)	32,788	33,423
3.875% 5/15/18 (b)	41,449	41,093
4% 9/30/09	3,000	3,060
4% 2/15/14	43,031	44,487
4.25% 11/15/14 (b)	77,185	80,845
4.25% 11/15/17 (b)	189,000	193,238
4.5% 2/28/11	4,190	4,374
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.625% 8/31/11	$ 593	$ 624
4.625% 7/31/12	20	21
4.625% 11/15/16 (b)	117,000	123,645
4.75% 5/15/14 (b)	28,328	30,426
4.75% 8/15/17 (b)	231,000	245,131
5.125% 5/15/16	249,330	272,588
TOTAL U.S. TREASURY OBLIGATIONS		3,258,319
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,281,922)		5,314,667
U.S. Government Agency - Mortgage Securities - 30.9%

Fannie Mae - 22.1%
3.695% 10/1/33 (g)	577	581
3.71% 6/1/33 (g)	1,871	1,867
3.737% 5/1/33 (g)	2,933	2,940
3.741% 10/1/33 (g)	525	529
3.75% 1/1/34 (g)	491	496
3.906% 5/1/34 (g)	3,868	3,893
3.916% 5/1/34 (g)	5,174	5,213
3.98% 9/1/33 (g)	5,135	5,164
3.988% 10/1/18 (g)	329	332
4% 9/1/13 to 6/1/20	22,747	21,844
4.085% 6/1/33 (g)	364	363
4.174% 1/1/35 (g)	1,222	1,231
4.235% 1/1/34 (g)	1,642	1,659
4.25% 2/1/35 (g)	626	632
4.251% 8/1/33 (g)	794	797
4.259% 10/1/33 (g)	251	253
4.284% 3/1/33 (g)	228	230
4.301% 3/1/33 (g)	303	306
4.306% 5/1/33 (g)	148	149
4.328% 1/1/35 (g)	709	714
4.341% 10/1/19 (g)	995	1,001
4.366% 2/1/34 (g)	972	983
4.388% 2/1/35 (g)	981	991
4.41% 10/1/34 (g)	3,273	3,299
4.418% 5/1/35 (g)	390	392
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.42% 6/1/35 (g)	$ 2,238	$ 2,253
4.425% 8/1/34 (g)	1,549	1,565
4.427% 1/1/35 (g)	606	608
4.431% 5/1/33 (g)	4,876	4,902
4.435% 3/1/35 (g)	936	943
4.473% 7/1/35 (g)	1,977	1,977
4.483% 11/1/33 (g)	1,247	1,258
4.485% 12/1/34 (g)	452	456
4.492% 1/1/35 (g)	4,635	4,692
4.5% 2/1/18 to 6/1/23	32,084	31,093
4.545% 5/1/35 (g)	1,526	1,536
4.565% 7/1/35 (g)	2,267	2,265
4.599% 10/1/35 (g)	253	255
4.65% 10/1/34 (g)	2,860	2,881
4.705% 7/1/34 (g)	1,676	1,692
4.707% 2/1/35 (g)	5,400	5,479
4.727% 6/1/33 (g)	191	192
4.765% 12/1/35 (g)	3,379	3,417
4.774% 12/1/34 (g)	585	592
4.776% 4/1/35 (g)	221	223
4.783% 7/1/35 (g)	4,062	4,099
4.791% 10/1/35 (g)	1,553	1,570
4.797% 6/1/35 (g)	2,647	2,659
4.804% 1/1/34 (g)	55	56
4.812% 11/1/34 (g)	1,855	1,873
4.835% 1/1/35 (g)	9,087	9,176
4.85% 7/1/35 (g)	5,002	5,052
4.852% 7/1/34 (g)	4,740	4,790
4.859% 10/1/34 (g)	6,673	6,740
4.873% 8/1/34 (g)	437	440
4.88% 5/1/35 (g)	1,612	1,629
4.881% 8/1/34 (g)	4,181	4,224
4.926% 8/1/34 (g)	7,237	7,302
4.969% 3/1/35 (g)	4,312	4,372
4.985% 2/1/35 (g)	4,719	4,774
4.986% 4/1/33 (g)	78	78
4.987% 2/1/34 (g)	6,634	6,688
5% 6/1/14 to 9/1/37 (e)	376,475	367,287
5% 8/1/38 (d)	300	285
5% 8/1/38 (d)	300	285
5% 8/1/38 (d)	100	95
5% 8/13/38 (d)	400	381
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5% 8/13/38 (d)	$ 400	$ 381
5% 8/13/38 (d)	1,000	952
5% 8/13/38 (d)	500	476
5% 8/13/38 (d)	400	381
5% 8/13/38 (d)	1,000	952
5.012% 7/1/34 (g)	272	275
5.069% 1/1/37 (g)	5,486	5,578
5.072% 7/1/34 (g)	1,688	1,708
5.089% 9/1/34 (g)	602	608
5.099% 10/1/35 (g)	3,565	3,613
5.127% 8/1/33 (g)	708	713
5.131% 8/1/34 (g)	5,074	5,148
5.171% 3/1/36 (g)	12,324	12,512
5.185% 3/1/35 (g)	325	329
5.199% 5/1/35 (g)	397	400
5.224% 5/1/35 (g)	4,814	4,880
5.245% 7/1/35 (g)	257	259
5.267% 12/1/36 (g)	2,409	2,453
5.278% 3/1/35 (g)	397	400
5.298% 12/1/34 (g)	798	809
5.304% 3/1/36 (g)	32,767	33,319
5.326% 4/1/36 (g)	4,292	4,407
5.336% 7/1/35 (g)	2,003	2,032
5.349% 2/1/37 (g)	2,311	2,358
5.357% 2/1/36 (g)	6,643	6,738
5.392% 2/1/37 (g)	11,576	11,769
5.409% 3/1/35 (g)	417	418
5.438% 8/1/36 (g)	5,627	5,740
5.5% 4/1/09 to 6/1/37 (e)	525,547	522,803
5.5% 8/1/23 (d)	1,000	1,004
5.5% 8/18/23 (d)	10,000	10,044
5.5% 8/18/23 (d)	15,000	15,066
5.5% 8/18/23 (d)	200	201
5.5% 8/18/23 (d)	100	100
5.5% 8/18/23 (d)	300	301
5.5% 8/18/23 (d)	300	301
5.5% 8/18/23 (d)	500	502
5.5% 8/18/23 (d)	200	201
5.5% 8/18/23 (d)	300	301
5.5% 8/18/23 (d)	400	402
5.5% 8/13/38 (d)	44,000	43,144
5.5% 8/13/38 (d)(e)	150,000	147,083
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.5% 8/13/38 (d)	$ 800	$ 784
5.513% 3/1/35 (g)	159	160
5.632% 2/1/36 (g)	2,752	2,806
5.641% 4/1/36 (g)	10,925	11,147
5.665% 6/1/36 (g)	6,505	6,637
5.693% 1/1/36 (g)	28,622	29,214
5.789% 5/1/36 (g)	2,797	2,853
5.793% 3/1/36 (g)	7,587	7,748
5.801% 1/1/36 (g)	2,307	2,339
5.816% 5/1/36 (g)	16,313	16,657
5.843% 3/1/36 (g)	7,391	7,501
5.863% 6/1/35 (g)	1,711	1,744
5.871% 3/1/36 (g)	6,056	6,189
5.896% 12/1/36 (g)	4,029	4,125
5.917% 5/1/36 (g)	4,764	4,877
5.951% 5/1/36 (g)	2,495	2,556
5.955% 2/1/35 (g)	144	145
6% 4/1/12 to 1/1/38 (e)	273,058	279,665
6% 8/1/38 (d)	3,000	3,018
6.009% 4/1/36 (g)	45,752	46,860
6.025% 12/1/36 (g)	27,022	27,690
6.028% 9/1/36 (g)	30,731	31,508
6.062% 4/1/36 (g)	22,968	23,563
6.095% 3/1/37 (g)	4,412	4,526
6.102% 3/1/33 (g)	254	256
6.125% 2/1/33 (g)	547	549
6.169% 4/1/36 (g)	4,271	4,380
6.206% 2/1/35 (g)	153	154
6.226% 3/1/37 (g)	1,494	1,523
6.229% 5/1/36 (g)	12,426	12,767
6.234% 2/1/35 (g)	373	375
6.251% 6/1/36 (g)	629	641
6.3% 10/1/36 (g)	20,621	21,056
6.5% 2/1/12 to 4/1/37	43,655	45,361
6.5% 8/1/38 (d)	63,000	64,727
6.547% 9/1/36 (g)	8,243	8,516
7% 7/1/13 to 7/1/32	4,826	5,121
7.5% 8/1/10 to 4/1/29	99	103
8.5% 1/1/15 to 7/1/31	490	526
9% 11/1/11 to 5/1/14	465	479
9.5% 11/15/09 to 10/1/20	633	692
11% 8/1/10	6	6
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value 000s)
Fannie Mae - continued
11.25% 5/1/14	$ 7	$ 7
11.5% 6/15/19 to 1/15/21	1,044	1,163
12.5% 8/1/15 to 3/1/16	2	2
		2,101,770
Freddie Mac - 5.3%
4% 5/1/19 to 11/1/20	23,219	22,029
4.275% 6/1/35 (g)	888	887
4.307% 12/1/34 (g)	797	803
4.406% 3/1/35 (g)	928	929
4.422% 2/1/34 (g)	546	546
4.429% 3/1/35 (g)	840	846
4.5% 8/1/33	3,577	3,305
4.622% 4/1/35 (g)	6,756	6,786
4.667% 9/1/36 (g)	2,923	2,944
4.716% 2/1/34 (g)	6,855	6,871
4.79% 2/1/36 (g)	1,142	1,149
4.791% 3/1/35 (g)	2,425	2,442
4.84% 4/1/35 (g)	3,414	3,435
5% 1/1/09 to 9/1/35	11,842	11,433
5.022% 4/1/35 (g)	525	526
5.091% 6/1/35 (g)	2,395	2,418
5.125% 7/1/35 (g)	4,049	4,095
5.275% 2/1/36 (g)	287	290
5.376% 3/1/35 (g)	561	564
5.485% 1/1/36 (g)	3,921	3,981
5.5% 8/1/14 to 7/1/37	191,344	193,712
5.5% 8/1/38 (d)	8,000	7,836
5.5% 8/1/38 (d)	600	588
5.5% 8/1/38 (d)	500	490
5.5% 8/13/38 (d)	300	294
5.5% 8/13/38 (d)	1,000	979
5.5% 8/13/38 (d)	1,600	1,567
5.5% 8/13/38 (d)	1,000	979
5.5% 8/13/38 (d)	800	784
5.5% 8/13/38 (d)	1,200	1,175
5.52% 1/1/36 (g)	5,452	5,531
5.579% 2/1/35 (g)	1,119	1,127
5.743% 10/1/35 (g)	1,157	1,177
5.829% 5/1/37 (g)	2,978	3,026
6% 7/1/16 to 5/1/38	68,336	69,567
6% 8/1/38 (d)	9,000	9,055
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
6% 8/1/38 (d)	$ 300	$ 302
6% 8/13/38 (d)	300	302
6% 8/13/38 (d)	100	101
6% 8/13/38 (d)	400	402
6% 8/13/38 (d)	400	402
6% 8/13/38 (d)	1,000	1,006
6% 8/13/38 (d)	500	503
6% 8/13/38 (d)	400	402
6% 8/13/38 (d)	600	604
6.021% 6/1/36 (g)	3,157	3,221
6.224% 5/1/36 (g)	2,584	2,645
6.278% 3/1/37 (g)	8,086	8,283
6.378% 7/1/36 (g)	3,019	3,094
6.423% 10/1/36 (g)	8,566	8,794
6.491% 3/1/33 (g)	163	165
6.5% 11/1/10 to 10/1/36	46,850	48,674
6.586% 12/1/36 (g)	15,432	15,770
6.685% 1/1/37 (g)	10,780	11,095
6.689% 10/1/36 (g)	7,783	8,008
6.844% 10/1/36 (g)	10,819	11,085
7% 4/1/11	3	3
7.5% 5/1/11 to 7/1/16	1,638	1,723
8.5% 8/1/08 to 9/1/29	194	209
9% 8/1/08 to 10/1/20	68	73
9.5% 6/1/09 to 8/1/21	256	282
9.75% 8/1/14	139	150
10% 7/1/09 to 8/1/21	22	24
11% 7/1/13 to 5/1/14	58	64
12% 8/1/13 to 3/1/15	2	2
12.25% 4/1/11	0	0
12.5% 2/1/10 to 6/1/19	17	19
13% 8/1/10 to 6/1/15	6	7
		501,580
Government National Mortgage Association - 3.5%
5% 2/20/33 to 6/20/38	73,081	70,736
5.25% 7/20/34 (g)	737	740
5.5% 12/15/33 to 2/15/34	65,387	65,264
5.5% 8/1/38 (d)(e)	12,000	11,911
5.5% 8/1/38 (d)(e)	8,000	7,941
5.5% 8/1/38 (d)	1,000	993
5.5% 8/1/38 (d)(e)	22,000	21,837
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - continued
5.5% 8/1/38 (d)	$ 1,000	$ 993
5.5% 8/1/38 (d)(e)	5,000	4,942
6% 9/15/08 to 1/15/38	121,433	123,541
6.5% 2/15/24 to 10/15/35	19,802	20,673
7% 10/15/26 to 8/15/32	90	95
7.5% 3/15/28 to 8/15/29	112	119
8% 6/15/18 to 12/15/23	1,212	1,303
8.5% 1/15/25	4	4
9% 12/15/09	0	0
9.5% 2/15/25	1	1
10.5% 4/15/14 to 1/20/18	93	106
13.5% 7/15/11	5	6
		331,205
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,933,057)		2,934,555
Asset-Backed Securities - 0.1%

Fannie Mae Grantor Trust Series 2005-T4 Class A1C, 2.6113% 9/25/35 (g) (Cost $4,793)	4,793	4,769
Collateralized Mortgage Obligations - 8.3%

U.S. Government Agency - 8.3%
Fannie Mae:
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	1,352	1,404
Series 1993-207 Class H, 6.5% 11/25/23	18,360	19,064
Series 1993-240 Class PD, 6.25% 12/25/13	4,400	4,543
Series 1994-23:
Class PG, 6% 4/25/23	3,032	3,055
Class PZ, 6% 2/25/24	10,676	10,961
Series 1996-28 Class PK, 6.5% 7/25/25	3,796	3,911
Series 2003-28 Class KG, 5.5% 4/25/23	4,940	4,750
Series 2006-45 Class OP, 6/25/36 (i)	5,849	4,310
Series 2006-62 Class KP, 4/25/36 (i)	12,300	8,624
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	2,598	2,751
Series 2007-115 Class BE, 4.5% 12/25/22	15,400	14,430
Series 2003-22 6% 4/25/33 (h)	17,992	4,307
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae Grantor Trust planned amortization class Series 2005-81 Class PC, 5.5% 9/25/35	$ 2,150	$ 2,088
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 3.4413% 8/25/31 (g)	631	635
Series 2002-49 Class FB, 3.0563% 11/18/31 (g)	1,011	991
Series 2002-60 Class FV, 3.4613% 4/25/32 (g)	428	428
Series 2002-75 Class FA, 3.4613% 11/25/32 (g)	877	876
Series 2004-54 Class FE, 3.6113% 2/25/33 (g)	522	509
planned amortization class:
Series 2002-11 Class QC, 5.5% 3/25/17	12,553	12,752
Series 2002-18 Class PC, 5.5% 4/25/17	1,170	1,190
Series 2002-47 Class QE, 5.5% 8/25/17	9,085	9,208
Series 2003-113 Class PE, 4% 11/25/18	7,545	6,958
Series 2004-21 Class QE, 4.5% 11/25/32	1,500	1,410
Series 2005-102 Class CO, 11/25/35 (i)	6,079	4,523
Series 2006-12 Class BO, 10/25/35 (i)	27,413	20,461
Series 2006-37 Class OW, 5/25/36 (i)	6,574	5,023
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	20,392	20,716
Series 2001-46 Class ZG, 6% 9/25/31	7,392	7,544
Series 2002-79 Class Z, 5.5% 11/25/22	11,827	11,650
Series 2003-84 Class JK, 4.5% 9/25/18	10,000	9,493
Series 2004-3 Class BA, 4% 7/25/17	585	576
Series 2004-91 Class AH, 4.5% 5/25/29	5,475	5,390
Series 2005-117, Class JN, 4.5% 1/25/36	645	563
Series 2006-72 Class CY, 6% 8/25/26	10,215	10,124
Series 2004-19 Class AY, 4% 4/25/19	37,116	33,730
Series 2007-36:
Class GO, 4/25/37 (i)	1,221	847
Class PO, 4/25/37 (i)	2,728	1,874
Class SB, 4.1388% 4/25/37 (g)(h)	35,426	2,886
Class SG, 4.1388% 4/25/37 (g)(h)	15,882	1,343
Series 2007-66 Class SA, 24.8325% 7/25/37 (g)	4,801	5,783
Freddie Mac:
planned amortization class:
Series 2115 Class PE, 6% 1/15/14	764	785
Series 3149 Class OD, 5/15/36 (i)	32,182	22,588
sequential payer Series 2114 Class ZM, 6% 1/15/29	2,324	2,372
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 3.4% 2/15/24 (g)	$ 1,017	$ 1,023
planned amortization class Series 1681 Class PJ, 7% 12/15/23	6,066	6,230
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2389 Class DA, 3.3575% 11/15/30 (g)	69	69
Series 2530 Class FE, 3.0575% 2/15/32 (g)	592	583
Series 2630 Class FL, 2.9575% 6/15/18 (g)	550	555
Series 3008 Class SM, 0% 7/15/35 (g)	376	284
planned amortization class:
Series 1141 Class G, 9% 9/15/21	372	389
Series 1614 Class L, 6.5% 7/15/23	3,624	3,700
Series 1671 Class G, 6.5% 8/15/23	1	1
Series 2006-15 Class OP, 3/25/36 (i)	7,321	5,141
Series 2131 Class BG, 6% 3/15/29	48,671	49,175
Series 2356 Class GD, 6% 9/15/16	481	492
Series 2376 Class JE, 5.5% 11/15/16	3,321	3,345
Series 2378 Class PE, 5.5% 11/15/16	9,393	9,459
Series 2381 Class OG, 5.5% 11/15/16	2,691	2,711
Series 2390 Class CH, 5.5% 12/15/16	8,558	8,666
Series 2628 Class OE, 4.5% 6/15/18	6,815	6,644
Series 2640 Class GE, 4.5% 7/15/18	7,310	7,121
Series 2660 Class ML, 3.5% 7/15/22	225	225
Series 2682 Class LD, 4.5% 10/15/33	777	673
Series 2752 Class PW, 4% 4/15/22	1,134	1,136
Series 2802 Class OB, 6% 5/15/34	10,455	10,727
Series 2810 Class PD, 6% 6/15/33	995	999
Series 2937 Class KC, 4.5% 2/15/20	19,686	18,940
Series 2962 Class BE, 4.5% 4/15/20	15,015	14,332
Series 3077 Class TO, 4/15/35 (i)	16,048	11,535
Series 3110 Class OP, 9/15/35 (i)	15,175	10,993
Series 3119 Class PO, 2/15/36 (i)	18,377	13,446
Series 3121 Class KO, 3/15/36 (i)	6,321	4,847
Series 3123 Class LO, 3/15/36 (i)	11,927	8,394
Series 3145 Class GO, 4/15/36 (i)	10,703	7,558
Series 3151 Class PO, 5/15/36 (i)	11,593	8,092
sequential payer:
Series 2388 Class ZA, 6% 12/15/31	6,485	6,567
Series 2546 Class MJ, 5.5% 3/15/23	2,861	2,738
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2570 Class CU, 4.5% 7/15/17	$ 1,643	$ 1,633
Series 2574 Class HP, 5% 2/15/18	42,150	41,381
Series 2587 Class AD, 4.71% 3/15/33	5,785	5,017
Series 2601 Class TB, 5.5% 4/15/23	869	832
Series 2611 Class CH, 4.5% 5/15/18	37,220	35,824
Series 2617 Class GW, 3.5% 6/15/16	2,184	2,181
Series 2675 Class CB, 4% 5/15/16	1,565	1,550
Series 2677 Class BC, 4% 9/15/18	20,040	18,500
Series 2683 Class JA, 4% 10/15/16	1,678	1,659
Series 2685 Class ND, 4% 10/15/18	9,064	8,349
Series 2750 Class ZT, 5% 2/15/34	1,072	914
Series 2770 Class TW, 4.5% 3/15/19	19,670	18,531
Series 2773 Class HC, 4.5% 4/15/19	704	660
Series 2809 Class UA, 4% 12/15/14	1,869	1,870
Series 2849 Class AL, 5% 5/15/18	7,482	7,547
Series 2860 Class CP, 4% 10/15/17	1,845	1,825
Series 2866 Class N, 4.5% 12/15/18	6,417	6,442
Series 2874 Class BC, 5% 10/15/19	43,000	41,778
Series 2937 Class HJ, 5% 10/15/19	7,911	7,961
Series 2998 Class LY, 5.5% 7/15/25	2,011	1,904
Series 3007 Class EW, 5.5% 7/15/25	8,875	8,443
Series 3013 Class VJ, 5% 1/15/14	1,716	1,735
Series 3401 Class EB, 5% 12/15/22	7,495	7,172
Series 2769 Class BU, 5% 3/15/34	5,712	5,090
Series 2863 Class DB, 4% 9/15/14	1,216	1,175
Series 2957 Class SW, 3.5425% 4/15/35 (g)(h)	25,113	1,454
Series 3002 Class SN, 4.0425% 7/15/35 (g)(h)	25,256	1,945
target amortization class:
Series 2156 Class TC, 6.25% 5/15/29	8,376	8,529
Series 2877 Class JC, 5% 10/15/34	1,293	1,284
Ginnie Mae guaranteed REMIC pass-thru securities planned amortization class:
Series 1997-8 Class PE, 7.5% 5/16/27	4,184	4,443
Series 2003-116 Class JE, 5% 12/20/33	13,248	12,215
Series 2004-4 Class MG, 5% 1/16/34	10,425	9,630
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $788,317)		783,689
Cash Equivalents - 30.4%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 2.19%, dated 7/31/08 due 8/1/08:
(Collateralized by U.S. Government Obligations) #	$ 625,554	$ 625,516
(Collateralized by U.S. Government Obligations) # (a)	2,261,736	2,261,598
TOTAL CASH EQUIVALENTS (Cost $2,887,114)		2,887,114
TOTAL INVESTMENT PORTFOLIO - 125.7% (Cost $11,895,203)		11,924,794
NET OTHER ASSETS - (25.7)%		(2,441,152)
NET ASSETS - 100%		$ 9,483,642
Swap Agreements
	Expiration Date	Notional Amount (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.64% with JPMorgan Chase, Inc.	April 2038	$ 35,000	1,650
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.82% with Citibank	June 2018	135,000	(1,899)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.03% with Credit Suisse First Boston	Oct. 2017	72,000	(3,042)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.57% with Goldman Sachs	August 2017	100,000	(7,022)
Receive semi-annually a fixed rate equal to 2.528% and pay quarterly a floating rate based on 3-month LIBOR with Goldman Sachs	March 2010	69,000	(342)
Receive semi-annually a fixed rate equal to 3.1899% and pay quarterly a floating rate based on 3-month LIBOR with Goldman Sachs	April 2010	89,050	547
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 3.427% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2013	$ 88,000	$ (1,625)
Receive semi-annually a fixed rate equal to 4.42% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Oct. 2009	300,000	8,082
Receive semi-annually a fixed rate equal to 4.465% and pay quarterly a floating rate based on 3-month LIBOR with Citibank	June 2013	160,000	2,469
Receive semi-annually a fixed rate equal to 4.66% and pay quarterly a floating rate based on 3-month LIBOR with Barclays Bank	August 2018	141,807	0
Receive semi-annually a fixed rate equal to 4.663% and pay quarterly a floating rate based on 3-month LIBOR with Goldman Sachs	August 2018	43,594	0
Receive semi-annually a fixed rate equal to 4.88% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Sept. 2010	106,700	4,692
Receive semi-annually a fixed rate equal to 5.03% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2010	91,000	4,429
Receive semi-annually a fixed rate equal to 5.706% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	June 2017	75,000	6,194
Receive semi-annully a fixed rate equal to 2.8575% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2011	201,000	(2,856)
		$ 1,707,151	$ 11,277
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,023,000 or 0.2% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) A portion of the security is subject to a forward commitment to sell.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $9,384,000.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(i) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$625,516,000 due 8/01/08 at 2.19%
BNP Paribas Securities Corp.	$ 46,762
Banc of America Securities LLC	72,530
Bank of America, NA	70,196
Barclays Capital, Inc.	305,376
Greenwich Capital Markets, Inc.	11,452
ING Financial Markets LLC	64,895
J.P. Morgan Securities, Inc.	35,219
RBC Capital Markets Corp.	9,543
WestLB AG	9,543
$ 625,516
$2,261,598,000 due 8/01/08 at 2.19%
Bank of America, NA	$ 2,261,598

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	July 31, 2008

Assets
Investment in securities, at value (including securities loaned of $2,216,611 and repurchase agreements of $2,887,114) - See accompanying schedule: Unaffiliated issuers (cost $11,895,203)		$ 11,924,794
Commitment to sell securities on a delayed delivery basis	$ (224,131)
Receivable for securities sold on a delayed delivery basis	225,704	1,573
Receivable for investments sold, regular delivery		237,639
Cash		1
Receivable for fund shares sold		16,231
Interest receivable		70,254
Swap agreements, at value		11,277
Other receivables		20
Total assets		12,261,789

Liabilities
Payable for investments purchased Regular delivery	$ 131,636
Delayed delivery	366,875
Payable for fund shares redeemed	13,492
Distributions payable	701
Accrued management fee	2,447
Distribution fees payable	186
Other affiliated payables	1,122
Other payables and accrued expenses	90
Collateral on securities loaned, at value	2,261,598
Total liabilities		2,778,147

Net Assets		$ 9,483,642
Net Assets consist of:
Paid in capital		$ 9,356,625
Undistributed net investment income		6,028
Accumulated undistributed net realized gain (loss) on investments		78,548
Net unrealized appreciation (depreciation) on investments		42,441
Net Assets		$ 9,483,642

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	July 31, 2008

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($232,188 ÷ 22,333 shares)	$ 10.40

Maximum offering price per share (100/96.00 of $10.40)	$ 10.83
Class T: Net Asset Value and redemption price per share ($235,918 ÷ 22,693 shares)	$ 10.40

Maximum offering price per share (100/96.00 of $10.40)	$ 10.83
Class B: Net Asset Value and offering price per share ($40,948 ÷ 3,938 shares)A	$ 10.40

Class C: Net Asset Value and offering price per share ($71,002 ÷ 6,829 shares)A	$ 10.40

Government Income: Net Asset Value, offering price and redemption price per share ($8,153,823 ÷ 785,229 shares)	$ 10.38

Institutional Class: Net Asset Value, offering price and redemption price per share ($749,763 ÷ 72,124 shares)	$ 10.40

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended July 31, 2008

Investment Income
Interest		$ 376,011

Expenses
Management fee	$ 25,333
Transfer agent fees	8,928
Distribution fees	2,029
Fund wide operations fee	2,777
Independent trustees' compensation	33
Miscellaneous	18
Total expenses before reductions	39,118
Expense reductions	(396)	38,722
Net investment income		337,289
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	204,260
Futures contracts	259
Swap agreements	(1,299)
Total net realized gain (loss)		203,220
Change in net unrealized appreciation (depreciation) on: Investment securities	47,602
Swap agreements	10,913
Delayed delivery commitments	3,090
Total change in net unrealized appreciation (depreciation)		61,605
Net gain (loss)		264,825
Net increase (decrease) in net assets resulting from operations		$ 602,114

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended July 31, 2008	Year ended July 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 337,289	$ 296,314
Net realized gain (loss)	203,220	(39,749)
Change in net unrealized appreciation (depreciation)	61,605	63,955
Net increase (decrease) in net assets resulting from operations	602,114	320,520
Distributions to shareholders from net investment income	(333,995)	(303,351)
Distributions to shareholders from net realized gain	-	(2,616)
Total distributions	(333,995)	(305,967)
Share transactions - net increase (decrease)	1,973,783	1,895,812
Total increase (decrease) in net assets	2,241,902	1,910,365

Net Assets
Beginning of period	7,241,740	5,331,375
End of period (including undistributed net investment income of $6,028 and undistributed net investment income of $1,411, respectively)	$ 9,483,642	$ 7,241,740

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended July 31,

2008

2007F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.01	$ 9.98
Income from Investment Operations
Net investment incomeE	.402	.311
Net realized and unrealized gain (loss)	.387	.033
Total from investment operations	.789	.344
Distributions from net investment income	(.399)	(.314)
Net asset value, end of period	$ 10.40	$ 10.01
Total ReturnB, C, D	7.96%	3.49%
Ratios to Average Net AssetsG
Expenses before reductions	.81%	.78%A
Expenses net of fee waivers, if any	.81%	.78%A
Expenses net of all reductions	.80%	.77%A
Net investment income	3.88%	4.08%A
Supplemental Data
Net assets, end of period (in millions)	$ 232	$ 145
Portfolio turnover rate	269%	164%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,

2008

2007F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.01	$ 9.98
Income from Investment Operations
Net investment incomeE	.404	.306
Net realized and unrealized gain (loss)	.387	.036
Total from investment operations	.791	.342
Distributions from net investment income	(.401)	(.312)
Net asset value, end of period	$ 10.40	$ 10.01
Total ReturnB, C, D	7.98%	3.46%
Ratios to Average Net AssetsG
Expenses before reductions	.78%	.79%A
Expenses net of fee waivers, if any	.78%	.79%A
Expenses net of all reductions	.78%	.79%A
Net investment income	3.90%	4.02%A
Supplemental Data
Net assets, end of period (in millions)	$ 236	$ 181
Portfolio turnover rate	269%	164%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended July 31,

2008

2007F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.01	$ 9.98
Income from Investment Operations
Net investment incomeE	.329	.251
Net realized and unrealized gain (loss)	.387	.037
Total from investment operations	.716	.288
Distributions from net investment income	(.326)	(.258)
Net asset value, end of period	$ 10.40	$ 10.01
Total ReturnB, C, D	7.21%	2.91%
Ratios to Average Net AssetsG
Expenses before reductions	1.51%	1.50%A
Expenses net of fee waivers, if any	1.51%	1.50%A
Expenses net of all reductions	1.50%	1.50%A
Net investment income	3.17%	3.30%A
Supplemental Data
Net assets, end of period (in millions)	$ 41	$ 43
Portfolio turnover rate	269%	164%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended July 31,

2008

2007F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.01	$ 9.98
Income from Investment Operations
Net investment incomeE	.326	.249
Net realized and unrealized gain (loss)	.387	.033
Total from investment operations	.713	.282
Distributions from net investment income	(.323)	(.252)
Net asset value, end of period	$ 10.40	$ 10.01
Total ReturnB, C, D	7.18%	2.85%
Ratios to Average Net AssetsG
Expenses before reductions	1.53%	1.55%A
Expenses net of fee waivers, if any	1.53%	1.55%A
Expenses net of all reductions	1.53%	1.55%A
Net investment income	3.15%	3.26%A
Supplemental Data
Net assets, end of period (in millions)	$ 71	$ 39
Portfolio turnover rate	269%	164%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Government Income

Years ended July 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00	$ 9.95	$ 10.20	$ 10.13	$ 10.16
Income from Investment Operations
Net investment incomeB	.438	.443	.429	.329	.307
Net realized and unrealized gain (loss)	.378	.068	(.274)	.097	.124
Total from investment operations	.816	.511	.155	.426	.431
Distributions from net investment income	(.436)	(.456)	(.405)	(.321)	(.301)
Distributions from net realized gain	-	(.005)	-	(.035)	(.160)
Total distributions	(.436)	(.461)	(.405)	(.356)	(.461)
Net asset value, end of period	$ 10.38	$ 10.00	$ 9.95	$ 10.20	$ 10.13
Total ReturnA	8.25%	5.22%	1.56%	4.24%	4.30%
Ratios to Average Net AssetsC
Expenses before reductions	.45%	.45%	.45%	.58%	.63%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.58%	.63%
Expenses net of all reductions	.45%	.44%	.44%	.58%	.63%
Net investment income	4.23%	4.42%	4.27%	3.21%	3.01%
Supplemental Data
Net assets, end of period (in millions)	$ 8,154	$ 6,118	$ 5,331	$ 5,127	$ 4,168
Portfolio turnover rate	269%	164%D	108%	114%	224%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended July 31,

2008

2007E

Selected Per-Share Data
Net asset value, beginning of period	$ 10.01	$ 9.98
Income from Investment Operations
Net investment incomeD	.432	.329
Net realized and unrealized gain (loss)	.388	.034
Total from investment operations	.820	.363
Distributions from net investment income	(.430)	(.333)
Net asset value, end of period	$ 10.40	$ 10.01
Total ReturnB, C	8.28%	3.67%
Ratios to Average Net AssetsF
Expenses before reductions	.51%	.53%A
Expenses net of fee waivers, if any	.51%	.53%A
Expenses net of all reductions	.51%	.53%A
Net investment income	4.17%	4.32%A
Supplemental Data
Net assets, end of period (in millions)	$ 750	$ 715
Portfolio turnover rate	269%	164%G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2008

(Amounts in thousands except ratios)

1. Organization.

Fidelity Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Government Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. Certain adjustments have been made to the accounts relating to prior periods. Collectively, these adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, deferred trustees compensation, futures transactions, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 92,078
Unrealized depreciation	(69,550)
Net unrealized appreciation (depreciation)	22,528
Undistributed ordinary income	35,327
Undistributed long-term capital gain	37,386

Cost for federal income tax purposes	$ 11,902,266

The tax character of distributions paid was as follows:

	July 31, 2008	July 31, 2007
Ordinary Income	$ 333,995	$ 305,967

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

Annual Report

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Operating Policies - continued

Futures Contracts - continued

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. The Fund may enter into dollar rolls in which the Fund sells mortgage-backed securities, realizing a gain or loss, and simultaneously agrees to repurchase substantially similar securities at a future date. In addition, the Fund may enter into reverse mortgage dollar rolls in which the Fund purchases and simultaneously agrees to sell substantially similar securities at a future date. During the period between the sale and repurchase in a dollar roll transaction, the Fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities that are permissible investments of the Fund. During the period between the purchase and subsequent sale in a reverse dollar roll transaction

Annual Report

3. Operating Policies - continued

Mortgage Dollar Rolls - continued

the Fund is entitled to interest and principal payments on the securities purchased. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 491	$ 54
Class T	0%	.25%	549	3
Class B	.65%	.25%	400	288
Class C	.75%	.25%	589	97
			$ 2,029	$ 442

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 46
Class T	18
Class B*	60
Class C*	11
$ 135

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR, was the transfer agent for Government Income. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 401.20
Class T	393.18
Class B	113.25
Class C	107.18
Government Income	6,883.10
Institutional Class	1,031.16
	$ 8,928

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

Annual Report

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $18 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $8,983.

7. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $15. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 7
Government Income	354
Institutional Class	20
$ 381

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom 2010 and Fidelity Freedom 2020 were the owners of record of approximately 12% and 14%, respectively of the total outstanding shares of Fidelity Government Income Fund. The Fidelity Advisor Freedom Funds and Fidelity Freedom Funds were the owners of record, in aggregate, of approximately 57% of the total outstanding shares of Fidelity Government Income Fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2008	2007A
From net investment income
Class A	$ 7,464	$ 4,138
Class T	8,439	5,771
Class B	1,398	1,298
Class C	1,798	1,042
Government Income	288,379	269,231
Institutional Class	26,517	21,871
Total	$ 333,995	$ 303,351
From net realized gain
Government Income	-	2,616

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period October 24, 2006 (commencement of sale of shares) to
July 31, 2007.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2008	2007A	2008	2007A
Class A
Shares sold	17,630	5,668	$ 183,928	$ 56,865
Issued in exchange for shares of Fidelity Advisor Government Investment Fund	-	11,639	-	116,974
Reinvestment of distributions	653	374	6,798	3,759
Shares redeemed	(10,466)	(3,165)	(108,879)	(31,770)
Net increase (decrease)	7,817	14,516	$ 81,847	$ 145,828

Annual Report

10. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2008	2007A	2008	2007A
Class T
Shares sold	15,236	3,593	$ 158,292	$ 36,101
Issued in exchange for shares of Fidelity Advisor Government Investment Fund	-	19,997	-	200,973
Reinvestment of distributions	772	549	8,030	5,508
Shares redeemed	(11,375)	(6,079)	(118,003)	(60,985)
Net increase (decrease)	4,633	18,060	$ 48,319	$ 181,597
Class B
Shares sold	2,313	524	$ 24,145	$ 5,289
Issued in exchange for shares of Fidelity Advisor Government Investment Fund	-	5,890		59,191
Reinvestment of distributions	108	104	1,126	1,045
Shares redeemed	(2,809)	(2,192)	(29,186)	(22,000)
Net increase (decrease)	(388)	4,326	$ (3,915)	$ 43,525
Class C
Shares sold	5,069	517	$ 52,892	$ 5,201
Issued in exchange for shares of Fidelity Advisor Government Investment Fund	-	4,449		44,717
Reinvestment of distributions	114	64	1,185	643
Shares redeemed	(2,289)	(1,095)	(23,797)	(10,981)
Net increase (decrease)	2,894	3,935	$ 30,280	$ 39,580
Government Income
Shares sold	308,696	105,528	$ 3,217,869	$ 1,058,863
Issued in exchange for shares of Spartan Government Income Fund	-	71,077	-	713,611
Reinvestment of distributions	27,173	26,531	282,009	266,315
Shares redeemed	(162,519)	(127,164)	(1,689,834)	(1,271,926)
Net increase (decrease)	173,350	75,972	$ 1,810,044	$ 766,863
Institutional Class
Shares sold	30,491	16,978	$ 316,702	$ 170,642
Issued in exchange for shares of Fidelity Advisor Government Investment Fund	-	57,200	-	574,860
Reinvestment of distributions	2,538	2,169	26,319	21,772
Shares redeemed	(32,353)	(4,899)	(335,813)	(48,855)
Net increase (decrease)	676	71,448	$ 7,208	$ 718,419

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

11. Merger Information.

On October 27, 2006, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Government Investment Fund and Spartan Government Income Fund pursuant to an agreement and plan of reorganization approved by the shareholders on September 20, 2006. The acquisition was accomplished by an exchange of 11,639, 19,997, 5,890, 4,449, and 57,200 shares of Class A, Class T, Class B, Class C and Institutional Class of the Fund, respectively, for 11,840, 20,358, 6,003, 4,531, and 58,535 shares then outstanding of Class A, Class T, Class B, Class C and Institutional Class (valued at $9.88, $9.87, $9.86, $9.87, and $9.82, per share for Class A, Class T, Class B, Class C and Institutional Class, respectively) of Fidelity Advisor Government Investment Fund. Further, the acquisition was accomplished by an exchange of 71,077 shares of Government Income class for the 66,115 shares then outstanding (valued at $10.79 per share) of Spartan Government Income Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Fidelity Advisor Government Investment Fund's net assets, including $1,514 of unrealized depreciation, and Spartan Government Income Fund's net assets, including $3,295 of unrealized depreciation, were combined with the Fund's net assets of $5,214,485 for total net assets after the acquisition of $6,924,811.

12. Proposed Reorganization.

On June 19, 2008, the Board of Trustees of the Fund and the Board of Trustees of the Capital One U.S. Government Income Fund ("U.S. Government Income Fund") approved an Agreement and Plan of Reorganization between the Fund and U.S. Government Income Fund. The agreement provides for the transfer of all the assets of U.S. Government Income Fund (other than any deferred, accrued or prepaid expenses or any assets necessary to discharge any liabilities of U.S. Government Income Fund following the merger) in exchange solely for the number of shares of Class A of the Fund with an equal dollar value of the outstanding shares of U.S. Government Income Fund on the day the reorganization is effective.

A meeting of the shareholders of U.S. Government Income Fund is expected to be held in October, 2008 to vote on the reorganization. If approved by shareholders, the reorganization is expected to become effective on or about November 21, 2008. The reorganization is expected to qualify as a tax-free transaction with no gain or loss recognized by the Funds or their shareholders.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Government Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Government Income Fund (a fund of Fidelity Income Fund) at July 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Government Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 23, 2008

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 159 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 377 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

George H. Heilmeier (72)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology), Compaq, Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing), INET Technologies Inc. (telecommunications network surveillance, 2001-
2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Member and Executive Officers**:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Income Fund. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-
present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

John R. Hebble (50)

Year of Election or Appointment: 2008

President and Treasurer of the fund. Mr. Hebble also serves as President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2003-present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Greer also serves as Vice President of Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-
present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Dwight D. Churchill (54)

Year of Election or Appointment: 2008

Vice President of the fund. Mr. Churchill also serves as Vice President of Fidelity's Bond Funds (2008-present). Mr. Churchill is Executive Vice President of FMR (2005-present), FMR Co., Inc. (2005-present) and Fidelity Investments Money Management, Inc. (2008-present). Previously, Mr. Churchill served as Senior Vice President of FMR (1997-2005) and Senior Vice President of Fidelity Investments Money Management, Inc. (2000-2006).

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the fund. Mr. Goebel also serves as Secretary and CLO of other Fidelity funds (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present); and Deputy General Counsel of FMR LLC. Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Nancy D. Prior (41)

Year of Election or Appointment: 2008

Assistant Secretary of the fund. Ms. Prior also serves as Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2008-
present) and is an employee of FMR (2002-present).

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) officer of the fund. Ms. Laurent also serves as AML officer of other Fidelity funds (2008-present) and is an employee of FMR LLC. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-
2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (49)

Year of Election or Appointment: 2008

Chief Financial Officer of the fund. Ms. Reynolds also serves as Chief Financial Officer of other Fidelity funds (2008-present). Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-
2002), where she was an audit partner with PwC's investment management practice.

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of the fund. Mr. Whitaker also serves as Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)
Year of Election or Appointment: 2004 Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004-present) and is an employee of FMR.
Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the fund. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Advisor Government Income Fund: Institutional Class voted to pay on September 15, 2008, to shareholders of record at the opening of business on September 12, 2008, a distribution of $.07 per share derived from capital gains realized from sales of portfolio securities.

A total of 9.13% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2008, $37,386,227, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $258,906,779 of distributions paid during the period January 1, 2008 to July 31, 2008 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Government Income Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Annual Report

Board Approval of Investment Advisory Contracts and

Management Fees - continued

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, as available, the cumulative total returns of Fidelity Government Income (retail class) and Class C of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Fidelity Government Income (retail class) and Class C show the performance of the highest and lowest performing classes, respectively. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's general investment categories.

Annual Report

Fidelity Government Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Government Income (retail class) of the fund was in the first quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that may be taken by FMR to improve the fund's below-benchmark performance and how investment personnel evaluate potential for incremental return against the risks involved in obtaining that incremental return. The Board considered the steps that FMR has taken to strengthen and refine its risk management processes in light of recent credit events that have affected various sectors of the fixed-income markets.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and

Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Government Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Annual Report

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee for Fidelity Government Income (retail class) to 10 basis points, and (iii) limit the total expenses for Fidelity Government Income (retail class) to 45 basis points. These contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class. The fund's Advisor classes are subject to different "class-level" expenses (transfer agent fees and 12b-1 fees).

The Board noted that the total expenses of each class ranked below its competitive median for 2007.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board noted, however, that because the current contractual arrangements set the total fund-level expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Annual Report

Board Approval of Investment Advisory Contracts and

Management Fees - continued

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Annual Report

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International
Investment Advisors

Fidelity International
Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

AGVTI-UANN-0908
1.834231.101

Fidelity Income Replacement FundsSM -
2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2034, 2036, 2038, 2040, 2042

Annual Report

July 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the funds have done over time.
Management's Discussion	<Click Here>	The managers' review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Income Replacement 2016	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Income Replacement 2018	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Income Replacement 2020	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Income Replacement 2022	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Income Replacement 2024	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Income Replacement 2026	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Income Replacement 2028	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Income Replacement 2030	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Income Replacement 2032	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Income Replacement 2034	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Income Replacement 2036	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Income Replacement 2038	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Income Replacement 2040	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Income Replacement 2042	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

Chairman's Message

Dear Shareholder:

Domestic and international securities markets have struggled thus far in 2008. High-grade fixed-income investments produced modestly positive results, but many stock benchmarks suffered double-digit losses through the first half of this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Income Replacement 2016 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Income Replacement 2016's cumulative total return and show you what would have happened if Income Replacement 2016 shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Income Replacement 2016, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® U.S. Aggregate Index performed over the same period.

Annual Report

Fidelity Income Replacement 2018 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Income Replacement 2018's cumulative total return and show you what would have happened if Income Replacement 2018 shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Income Replacement 2018, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers U.S. Aggregate Index performed over the same period.

Annual Report

Fidelity Income Replacement 2020 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Income Replacement 2020's cumulative total return and show you what would have happened if Income Replacement 2020 shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Income Replacement 2020, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers U.S. Aggregate Index performed over the same period.

Annual Report

Fidelity Income Replacement 2022 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Income Replacement 2022's cumulative total return and show you what would have happened if Income Replacement 2022 shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Income Replacement 2022, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers U.S. Aggregate Index performed over the same period.

Annual Report

Fidelity Income Replacement 2024 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Income Replacement 2024's cumulative total return and show you what would have happened if Income Replacement 2024 shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Income Replacement 2024, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period.

Annual Report

Fidelity Income Replacement 2026 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Income Replacement 2026's cumulative total return and show you what would have happened if Income Replacement 2026 shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Income Replacement 2026, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Income Replacement 2028 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Income Replacement 2028's cumulative total return and show you what would have happened if Income Replacement 2028 shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Income Replacement 2028, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Income Replacement 2030 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Income Replacement 2030's cumulative total return and show you what would have happened if Income Replacement 2030 shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Income Replacement 2030, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Income Replacement 2032 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Income Replacement 2032's cumulative total return and show you what would have happened if Income Replacement 2032 shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Income Replacement 2032, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Income Replacement 2034 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Income Replacement 2034's cumulative total return and show you what would have happened if Income Replacement 2034 shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Income Replacement 2034, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Income Replacement 2036 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Income Replacement 2036's cumulative total return and show you what would have happened if Income Replacement 2036 shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Income Replacement 2036, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Income Replacement 2038 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Income Replacement 2038's cumulative total return and show you what would have happened if Income Replacement 2038 shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Income Replacement 2038, a class of the fund, on December 31, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Income Replacement 2040 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Income Replacement 2040's cumulative total return and show you what would have happened if Income Replacement 2040 shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Income Replacement 2040, a class of the fund, on December 31, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Income Replacement 2042 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Income Replacement 2042's cumulative total return and show you what would have happened if Income Replacement 2042 shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Income Replacement 2042, a class of the fund, on December 31, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Christopher Sharpe and Jonathan Shelon, Co-Portfolio Managers of Fidelity Income Replacement FundsSM

U.S.-based investment-grade debt outperformed domestic stocks, international equities and U.S. high-yield bonds during the 12-month period ending July 31, 2008. Bonds with less credit risk generally produced higher returns for investment-grade debt during the past year. Risk aversion permeated the credit markets, as investors sought refuge from soaring energy prices, stagnant economic growth and a severe credit crunch - a byproduct of the subprime mortgage crisis. For the 12 months overall, the Lehman Brothers® U.S. Aggregate Index - a measure of high-quality, fixed-rate, taxable bonds - returned 6.15%. In comparison, the Merrill Lynch® U.S. High Yield Master II Constrained Index, a proxy for the domestic high-income market, suffered a modest shortfall of 0.04%. Grim news about the state of the U.S. economy forced most domestic equity benchmarks into negative territory for the year. Oil prices north of $140 per barrel, gasoline prices in excess of $4 per gallon and soaring food costs drove both inflation levels and consumer prices higher. Wall Street, meanwhile, struggled under the weight of massive write-downs in the financials sector, an ongoing credit crisis and bleak housing data. As a result, the Dow Jones Industrial AverageSM slid 11.71% and the Standard & Poor's 500 SM Index dropped 11.09%. The broad international stock market also struggled, as the MSCI® Europe, Australasia, Far East Index fell 12.04%.

Like many multiple-asset-class mutual funds, the Income Replacement Funds also struggled within a volatile and generally less-than-favorable market environment. While the 14 individual Fund portfolios had varying results against this backdrop, they all held up reasonably well, although their returns all landed in negative territory. The portfolios with biennial maturity dates of 2016-2036 were launched on August 30, 2007, and, during the 11 months from that inception date though July 31, 2008, the portfolios posted absolute returns ranging from -1.81% for the short-dated and most conservatively positioned 2016 portfolio to -4.96% for the more equity-heavy 2036 portfolio. The longer-dated 2038, 2040 and 2042 portfolios, launched on December 31, 2007, had somewhat lower absolute returns given their even greater allocations to equities, and their life-of-fund returns through July 31, 2008, all were around -8.65%. (For specific portfolio performance on each of the IRFs, please refer to the performance section of this report.)

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Portfolio

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2008 to July 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value February 1, 2008	Ending Account Value July 31, 2008	Expenses Paid During Period* February 1, 2008 to July 31, 2008
Fidelity Income Replacement 2016 Fund
Class A
Actual	$ 1,000.00	$ 974.90	$ 1.23
HypotheticalA	$ 1,000.00	$ 1,023.62	$ 1.26
Class T
Actual	$ 1,000.00	$ 973.50	$ 2.45
HypotheticalA	$ 1,000.00	$ 1,022.38	$ 2.51
Class C
Actual	$ 1,000.00	$ 971.00	$ 4.90
HypotheticalA	$ 1,000.00	$ 1,019.89	$ 5.02
Income Replacement 2016
Actual	$ 1,000.00	$ 975.90	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Institutional Class
Actual	$ 1,000.00	$ 975.90	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Fidelity Income Replacement 2018 Fund
Class A
Actual	$ 1,000.00	$ 971.50	$ 1.23
HypotheticalA	$ 1,000.00	$ 1,023.62	$ 1.26
Class T
Actual	$ 1,000.00	$ 970.10	$ 2.45
HypotheticalA	$ 1,000.00	$ 1,022.38	$ 2.51
Class C
Actual	$ 1,000.00	$ 967.60	$ 4.89
HypotheticalA	$ 1,000.00	$ 1,019.89	$ 5.02
	Beginning Account Value February 1, 2008	Ending Account Value July 31, 2008	Expenses Paid During Period* February 1, 2008 to July 31, 2008
Income Replacement 2018
Actual	$ 1,000.00	$ 972.40	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Institutional Class
Actual	$ 1,000.00	$ 972.60	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Fidelity Income Replacement 2020 Fund
Class A
Actual	$ 1,000.00	$ 968.60	$ 1.22
HypotheticalA	$ 1,000.00	$ 1,023.62	$ 1.26
Class T
Actual	$ 1,000.00	$ 967.40	$ 2.45
HypotheticalA	$ 1,000.00	$ 1,022.38	$ 2.51
Class C
Actual	$ 1,000.00	$ 965.10	$ 4.89
HypotheticalA	$ 1,000.00	$ 1,019.89	$ 5.02
Income Replacement 2020
Actual	$ 1,000.00	$ 969.90	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Institutional Class
Actual	$ 1,000.00	$ 969.90	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Fidelity Income Replacement 2022 Fund
Class A
Actual	$ 1,000.00	$ 966.90	$ 1.22
HypotheticalA	$ 1,000.00	$ 1,023.62	$ 1.26
Class T
Actual	$ 1,000.00	$ 965.60	$ 2.44
HypotheticalA	$ 1,000.00	$ 1,022.38	$ 2.51
Class C
Actual	$ 1,000.00	$ 963.40	$ 4.88
HypotheticalA	$ 1,000.00	$ 1,019.89	$ 5.02
Income Replacement 2022
Actual	$ 1,000.00	$ 968.10	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Institutional Class
Actual	$ 1,000.00	$ 968.30	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Fidelity Income Replacement 2024 Fund
Class A
Actual	$ 1,000.00	$ 965.70	$ 1.22
HypotheticalA	$ 1,000.00	$ 1,023.62	$ 1.26
Class T
Actual	$ 1,000.00	$ 964.40	$ 2.44
HypotheticalA	$ 1,000.00	$ 1,022.38	$ 2.51
Class C
Actual	$ 1,000.00	$ 961.90	$ 4.88
HypotheticalA	$ 1,000.00	$ 1,019.89	$ 5.02
Income Replacement 2024
Actual	$ 1,000.00	$ 966.90	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Institutional Class
Actual	$ 1,000.00	$ 966.90	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
	Beginning Account Value February 1, 2008	Ending Account Value July 31, 2008	Expenses Paid During Period* February 1, 2008 to July 31, 2008
Fidelity Income Replacement 2026 Fund
Class A
Actual	$ 1,000.00	$ 964.40	$ 1.22
HypotheticalA	$ 1,000.00	$ 1,023.62	$ 1.26
Class T
Actual	$ 1,000.00	$ 963.10	$ 2.44
HypotheticalA	$ 1,000.00	$ 1,022.38	$ 2.51
Class C
Actual	$ 1,000.00	$ 960.80	$ 4.88
HypotheticalA	$ 1,000.00	$ 1,019.89	$ 5.02
Income Replacement 2026
Actual	$ 1,000.00	$ 965.70	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Institutional Class
Actual	$ 1,000.00	$ 965.70	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Fidelity Income Replacement 2028 Fund
Class A
Actual	$ 1,000.00	$ 963.30	$ 1.22
HypotheticalA	$ 1,000.00	$ 1,023.62	$ 1.26
Class T
Actual	$ 1,000.00	$ 962.20	$ 2.44
HypotheticalA	$ 1,000.00	$ 1,022.38	$ 2.51
Class C
Actual	$ 1,000.00	$ 959.60	$ 4.87
HypotheticalA	$ 1,000.00	$ 1,019.89	$ 5.02
Income Replacement 2028
Actual	$ 1,000.00	$ 964.50	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Institutional Class
Actual	$ 1,000.00	$ 964.50	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Fidelity Income Replacement 2030 Fund
Class A
Actual	$ 1,000.00	$ 962.80	$ 1.22
HypotheticalA	$ 1,000.00	$ 1,023.62	$ 1.26
Class T
Actual	$ 1,000.00	$ 961.70	$ 2.44
HypotheticalA	$ 1,000.00	$ 1,022.38	$ 2.51
Class C
Actual	$ 1,000.00	$ 959.20	$ 4.87
HypotheticalA	$ 1,000.00	$ 1,019.89	$ 5.02
Income Replacement 2030
Actual	$ 1,000.00	$ 964.00	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Institutional Class
Actual	$ 1,000.00	$ 964.00	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Fidelity Income Replacement 2032 Fund
Class A
Actual	$ 1,000.00	$ 961.70	$ 1.22
HypotheticalA	$ 1,000.00	$ 1,023.62	$ 1.26
Class T
Actual	$ 1,000.00	$ 960.20	$ 2.44
HypotheticalA	$ 1,000.00	$ 1,022.38	$ 2.51
Class C
Actual	$ 1,000.00	$ 957.90	$ 4.87
HypotheticalA	$ 1,000.00	$ 1,019.89	$ 5.02
	Beginning Account Value February 1, 2008	Ending Account Value July 31, 2008	Expenses Paid During Period* February 1, 2008 to July 31, 2008
Income Replacement 2032
Actual	$ 1,000.00	$ 962.80	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Institutional Class
Actual	$ 1,000.00	$ 962.80	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Fidelity Income Replacement 2034 Fund
Class A
Actual	$ 1,000.00	$ 960.10	$ 1.22
HypotheticalA	$ 1,000.00	$ 1,023.62	$ 1.26
Class T
Actual	$ 1,000.00	$ 959.10	$ 2.44
HypotheticalA	$ 1,000.00	$ 1,022.38	$ 2.51
Class C
Actual	$ 1,000.00	$ 956.50	$ 4.86
HypotheticalA	$ 1,000.00	$ 1,019.89	$ 5.02
Income Replacement 2034
Actual	$ 1,000.00	$ 961.20	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Institutional Class
Actual	$ 1,000.00	$ 961.40	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Fidelity Income Replacement 2036 Fund
Class A
Actual	$ 1,000.00	$ 959.10	$ 1.22
HypotheticalA	$ 1,000.00	$ 1,023.62	$ 1.26
Class T
Actual	$ 1,000.00	$ 957.80	$ 2.43
HypotheticalA	$ 1,000.00	$ 1,022.38	$ 2.51
Class C
Actual	$ 1,000.00	$ 955.40	$ 4.86
HypotheticalA	$ 1,000.00	$ 1,019.89	$ 5.02
Income Replacement 2036
Actual	$ 1,000.00	$ 960.10	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Institutional Class
Actual	$ 1,000.00	$ 960.10	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Fidelity Income Replacement 2038 Fund
Class A
Actual	$ 1,000.00	$ 956.90	$ 1.22
HypotheticalA	$ 1,000.00	$ 1,023.62	$ 1.26
Class T
Actual	$ 1,000.00	$ 955.70	$ 2.43
HypotheticalA	$ 1,000.00	$ 1,022.38	$ 2.51
Class C
Actual	$ 1,000.00	$ 953.10	$ 4.86
HypotheticalA	$ 1,000.00	$ 1,019.89	$ 5.02
Income Replacement 2038
Actual	$ 1,000.00	$ 958.10	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Institutional Class
Actual	$ 1,000.00	$ 957.90	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
	Beginning Account Value February 1, 2008	Ending Account Value July 31, 2008	Expenses Paid During Period* February 1, 2008 to July 31, 2008
Fidelity Income Replacement 2040 Fund
Class A
Actual	$ 1,000.00	$ 956.70	$ 1.22
HypotheticalA	$ 1,000.00	$ 1,023.62	$ 1.26
Class T
Actual	$ 1,000.00	$ 955.50	$ 2.43
HypotheticalA	$ 1,000.00	$ 1,022.38	$ 2.51
Class C
Actual	$ 1,000.00	$ 952.90	$ 4.86
HypotheticalA	$ 1,000.00	$ 1,019.89	$ 5.02
Income Replacement 2040
Actual	$ 1,000.00	$ 957.90	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Institutional Class
Actual	$ 1,000.00	$ 957.70	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Fidelity Income Replacement 2042 Fund
Class A
Actual	$ 1,000.00	$ 956.10	$ 1.22
HypotheticalA	$ 1,000.00	$ 1,023.62	$ 1.26
Class T
Actual	$ 1,000.00	$ 954.80	$ 2.43
HypotheticalA	$ 1,000.00	$ 1,022.38	$ 2.51
Class C
Actual	$ 1,000.00	$ 952.60	$ 4.85
HypotheticalA	$ 1,000.00	$ 1,019.89	$ 5.02
Income Replacement 2042
Actual	$ 1,000.00	$ 957.30	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Institutional Class
Actual	$ 1,000.00	$ 957.30	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below) ; multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in each class' annualized expense ratio.

Annualized Expense Ratio
Fidelity Income Replacement 2016 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2016	.00%
Institutional Class	.00%
Fidelity Income Replacement 2018 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2018	.00%
Institutional Class	.00%
Annualized Expense Ratio
Fidelity Income Replacement 2020 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2020	.00%
Institutional Class	.00%
Fidelity Income Replacement 2022 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2022	.00%
Institutional Class	.00%
Fidelity Income Replacement 2024 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2024	.00%
Institutional Class	.00%
Fidelity Income Replacement 2026 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2026	.00%
Institutional Class	.00%
Fidelity Income Replacement 2028 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2028	.00%
Institutional Class	.00%
Fidelity Income Replacement 2030 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2030	.00%
Institutional Class	.00%
Fidelity Income Replacement 2032 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2032	.00%
Institutional Class	.00%
Fidelity Income Replacement 2034 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2034	.00%
Institutional Class	.00%
Fidelity Income Replacement 2036 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2036	.00%
Institutional Class	.00%
Fidelity Income Replacement 2038 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2038	.00%
Institutional Class	.00%
Annualized Expense Ratio
Fidelity Income Replacement 2040 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2040	.00%
Institutional Class	.00%
Fidelity Income Replacement 2042 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2042	.00%
Institutional Class	.00%

Annual Report

Fidelity Income Replacement 2016 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	4.7	4.7
Fidelity Advisor Mid Cap II Fund Institutional Class	3.9	3.7
Fidelity Broad Market Opportunities Fund	6.2	6.2
Fidelity Disciplined Equity Fund	3.9	3.9
Fidelity Equity-Income Fund	3.8	3.9
Fidelity Large Cap Core Enhanced Index Fund	6.3	6.3
Fidelity Small Cap Opportunities Fund	2.6	2.4
	31.4	31.1
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	3.3	3.3
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.2	1.2
Fidelity Strategic Income Fund	1.2	1.3
	2.4	2.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.6	7.8
Fidelity Strategic Real Return Fund	7.6	7.7
Fidelity Total Bond Fund	22.7	23.0
	37.9	38.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	12.6	12.2
Fidelity Short-Term Bond Fund	12.4	12.4
	25.0	24.6
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	31.4%
International Equity Funds	3.3%
High Yield Fixed-Income Funds	2.4%
Investment Grade Fixed-Income Funds	37.9%
Short-Term Funds	25.0%

Six months ago
Domestic Equity Funds	31.1%
International Equity Funds	3.3%
High Yield Fixed-Income Funds	2.5%
Investment Grade Fixed-Income Funds	38.5%
Short-Term Funds	24.6%

Expected
Domestic Equity Funds	29.7%
International Equity Funds	2.9%
High Yield Fixed-Income Funds	1.9%
Investment Grade Fixed-Income Funds	38.7%
Short-Term Funds	26.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2008. The current allocation is based on the fund's holdings as of July 31, 2008. The expected allocation represents the fund's anticipated allocation at January 31, 2009.

Annual Report

Fidelity Income Replacement 2016 Fund

Investments July 31, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 34.7%
	Shares	Value
Domestic Equity Funds - 31.4%
Fidelity 100 Index Fund	48,826	$ 446,267
Fidelity Advisor Mid Cap II Fund Institutional Class	23,795	372,861
Fidelity Broad Market Opportunities Fund	66,779	595,001
Fidelity Disciplined Equity Fund	14,736	374,725
Fidelity Equity-Income Fund	8,079	364,833
Fidelity Large Cap Core Enhanced Index Fund	68,060	604,374
Fidelity Small Cap Opportunities Fund	30,456	242,737
TOTAL DOMESTIC EQUITY FUNDS		3,000,798
International Equity Funds - 3.3%
Fidelity Advisor International Discovery Fund Institutional Class	8,498	309,398
TOTAL EQUITY FUNDS (Cost $3,707,023)		3,310,196
Fixed-Income Funds - 40.3%

High Yield Fixed-Income Funds - 2.4%
Fidelity Capital & Income Fund	14,128	114,297
Fidelity Strategic Income Fund	11,338	115,310
TOTAL HIGH YIELD FIXED-INCOME FUNDS		229,607
Investment Grade Fixed-Income Funds - 37.9%
Fidelity Government Income Fund	70,181	728,484
Fidelity Strategic Real Return Fund	71,751	725,402
Fidelity Total Bond Fund	215,593	2,168,866
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,622,752
TOTAL FIXED-INCOME FUNDS (Cost $3,914,273)		3,852,359
Short-Term Funds - 25.0%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class	1,205,852	$ 1,205,852
Fidelity Short-Term Bond Fund	141,858	1,180,258
TOTAL SHORT-TERM FUNDS (Cost $2,418,827)		2,386,110
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $10,040,123)		$ 9,548,665
Income Tax Information
At July 31, 2008, the fund had a capital loss carryforward of approximately $827 all of which will expire on July 31, 2016.
The fund intends to elect to defer to its fiscal year ending July 31, 2009 approximately $3,751 of losses recognized during the period November 1, 2007 to July 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2016 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2008

Assets
Investment in securities, at value (cost $10,040,123) - See accompanying schedule		$ 9,548,665
Cash		10
Receivable for investments sold		17,767
Total assets		9,566,442

Liabilities
Payable for fund shares redeemed	$ 17,762
Distribution fees payable	2,020
Total liabilities		19,782

Net Assets		$ 9,546,660
Net Assets consist of:
Paid in capital		$ 10,037,692
Undistributed net investment income		4,829
Accumulated undistributed net realized gain (loss) on investments		(4,403)
Net unrealized appreciation (depreciation) on investments		(491,458)
Net Assets		$ 9,546,660

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,213,897 ÷ 46,356.1 shares)		$ 47.76

Maximum offering price per share (100/94.25 of $47.76)		$ 50.67
Class T: Net Asset Value and redemption price per share ($673,122 ÷ 14,096.0 shares)		$ 47.75

Maximum offering price per share (100/96.50 of $47.75)		$ 49.48

Class C: Net Asset Value and offering price per share ($1,595,063 ÷ 33,417.0 shares)A		$ 47.73

Income Replacement 2016: Net Asset Value, offering price and redemption price per share ($4,880,492 ÷ 102,163.9 shares)		$ 47.77

Institutional Class: Net Asset Value, offering price and redemption price per share ($184,086 ÷ 3,853.4 shares)		$ 47.77

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period August 30, 2007 (commencement of operations) to July 31, 2008

Investment Income
Income distributions from underlying funds		$ 161,337
Interest		171
Total income		161,508

Expenses
Distribution fees	$ 13,234
Independent trustees' compensation	20
Total expenses before reductions	13,254
Expense reductions	(20)	13,234
Net investment income (loss)		148,274
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(41,157)
Capital gain distributions from underlying funds	49,677	8,520
Change in net unrealized appreciation (depreciation) on underlying funds		(491,458)
Net gain (loss)		(482,938)
Net increase (decrease) in net assets resulting from operations		$ (334,664)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2016 Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 148,274
Net realized gain (loss)	8,520
Change in net unrealized appreciation (depreciation)	(491,458)
Net increase (decrease) in net assets resulting from operations	(334,664)
Distributions to shareholders from net investment income	(143,445)
Distributions to shareholders from net realized gain	(12,923)
Total distributions	(156,368)
Share transactions - net increase (decrease)	10,037,692
Total increase (decrease) in net assets	9,546,660

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $4,829)	$ 9,546,660

Financial Highlights - Class A

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	1.233
Net realized and unrealized gain (loss)	(2.204)
Total from investment operations	(.971)
Distributions from net investment income	(1.129)
Distributions from net realized gain	(.140)
Total distributions	(1.269)
Net asset value, end of period	$ 47.76
Total Return B, C, D	(2.02)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	2.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,214
Portfolio turnover rate	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	1.128
Net realized and unrealized gain (loss)	(2.219)
Total from investment operations	(1.091)
Distributions from net investment income	(1.019)
Distributions from net realized gain	(.140)
Total distributions	(1.159)
Net asset value, end of period	$ 47.75
Total Return B, C, D	(2.26)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 673
Portfolio turnover rate	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.904
Net realized and unrealized gain (loss)	(2.227)
Total from investment operations	(1.323)
Distributions from net investment income	(.807)
Distributions from net realized gain	(.140)
Total distributions	(.947)
Net asset value, end of period	$ 47.73
Total Return B, C, D	(2.71)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	2.01% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,595
Portfolio turnover rate	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2016

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.356
Net realized and unrealized gain (loss)	(2.217)
Total from investment operations	(.861)
Distributions from net investment income	(1.229)
Distributions from net realized gain	(.140)
Total distributions	(1.369)
Net asset value, end of period	$ 47.77
Total Return B, C	(1.81)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	3.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,880
Portfolio turnover rate	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.370
Net realized and unrealized gain (loss)	(2.231)
Total from investment operations	(.861)
Distributions from net investment income	(1.229)
Distributions from net realized gain	(.140)
Total distributions	(1.369)
Net asset value, end of period	$ 47.77
Total Return B, C	(1.81)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	3.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 184
Portfolio turnover rate	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2018 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	5.4	5.3
Fidelity Advisor Mid Cap II Fund Institutional Class	4.5	4.3
Fidelity Broad Market Opportunities Fund	7.1	7.1
Fidelity Disciplined Equity Fund	4.5	4.5
Fidelity Equity-Income Fund	4.4	4.5
Fidelity Large Cap Core Enhanced Index Fund	7.2	7.1
Fidelity Small Cap Opportunities Fund	2.9	2.8
	36.0	35.6
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	4.1	4.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.6	1.6
Fidelity Strategic Income Fund	1.6	1.7
	3.2	3.3
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.2	7.3
Fidelity Strategic Real Return Fund	7.1	7.2
Fidelity Total Bond Fund	21.3	21.5
	35.6	36.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	10.6	10.4
Fidelity Short-Term Bond Fund	10.5	10.5
	21.1	20.9
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	36.0%
International Equity Funds	4.1%
High Yield Fixed-Income Funds	3.2%
Investment Grade Fixed-Income Funds	35.6%
Short-Term Funds	21.1%

Six months ago
Domestic Equity Funds	35.6%
International Equity Funds	4.2%
High Yield Fixed-Income Funds	3.3%
Investment Grade Fixed-Income Funds	36.0%
Short-Term Funds	20.9%

Expected
Domestic Equity Funds	35.0%
International Equity Funds	3.9%
High Yield Fixed-Income Funds	2.8%
Investment Grade Fixed-Income Funds	35.9%
Short-Term Funds	22.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2008. The current allocation is based on the fund's holdings as of July 31, 2008. The expected allocation represents the fund's anticipated allocation at January 31, 2009.

Annual Report

Fidelity Income Replacement 2018 Fund

Investments July 31, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 40.1%
	Shares	Value
Domestic Equity Funds - 36.0%
Fidelity 100 Index Fund	41,071	$ 375,391
Fidelity Advisor Mid Cap II Fund Institutional Class	20,055	314,261
Fidelity Broad Market Opportunities Fund	56,010	499,052
Fidelity Disciplined Equity Fund	12,397	315,265
Fidelity Equity-Income Fund	6,809	307,478
Fidelity Large Cap Core Enhanced Index Fund	57,100	507,048
Fidelity Small Cap Opportunities Fund	25,693	204,775
TOTAL DOMESTIC EQUITY FUNDS		2,523,270
International Equity Funds - 4.1%
Fidelity Advisor International Discovery Fund Institutional Class	7,943	289,218
TOTAL EQUITY FUNDS (Cost $3,158,031)		2,812,488
Fixed-Income Funds - 38.8%

High Yield Fixed-Income Funds - 3.2%
Fidelity Capital & Income Fund	14,023	113,450
Fidelity Strategic Income Fund	11,230	114,210
TOTAL HIGH YIELD FIXED-INCOME FUNDS		227,660
Investment Grade Fixed-Income Funds - 35.6%
Fidelity Government Income Fund	48,330	501,669
Fidelity Strategic Real Return Fund	49,359	499,015
Fidelity Total Bond Fund	148,193	1,490,823
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,491,507
TOTAL FIXED-INCOME FUNDS (Cost $2,762,356)		2,719,167
Short-Term Funds - 21.1%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class	744,668	$ 744,668
Fidelity Short-Term Bond Fund	87,879	731,151
TOTAL SHORT-TERM FUNDS (Cost $1,496,564)		1,475,819
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $7,416,951)		$ 7,007,474
Income Tax Information
At July 31, 2008, the fund had a capital loss carryforward of approximately $62 all of which will expire on July 31, 2016.
The fund intends to elect to defer to its fiscal year ending July 31, 2009 approximately $633 of losses recognized during the period November 1, 2007 to July 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2018 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2008

Assets
Investment in securities, at value (cost $7,416,951) - See accompanying schedule	$ 7,007,474
Cash	7
Total assets	7,007,481

Liabilities
Distribution fees payable	590

Net Assets	$ 7,006,891
Net Assets consist of:
Paid in capital	$ 7,412,396
Undistributed net investment income	3,581
Accumulated undistributed net realized gain (loss) on investments	391
Net unrealized appreciation (depreciation) on investments	(409,477)
Net Assets	$ 7,006,891

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,107,337 ÷ 23,333.5 shares)	$ 47.46

Maximum offering price per share (100/94.25 of $47.46)	$ 50.36
Class T: Net Asset Value and redemption price per share ($153,558 ÷ 3,235.5 shares)	$ 47.46

Maximum offering price per share (100/96.50 of $47.46)	$ 49.18

Class C: Net Asset Value and offering price per share ($364,774 ÷ 7,693.6 shares)A	$ 47.41

Income Replacement 2018: Net Asset Value, offering price and redemption price per share ($5,166,895 ÷ 108,862.1 shares)	$ 47.46

Institutional Class: Net Asset Value, offering price and redemption price per share ($214,327 ÷ 4,515.3 shares)	$ 47.47

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period August 30, 2007 (commencement of operations) to July 31, 2008

Investment Income
Income distributions from underlying funds		$ 112,825
Interest		131
Total income		112,956

Expenses
Distribution fees	$ 4,098
Independent trustees' compensation	15
Total expenses before reductions	4,113
Expense reductions	(15)	4,098
Net investment income (loss)		108,858
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(28,944)
Capital gain distributions from underlying funds	37,463	8,519
Change in net unrealized appreciation (depreciation) on underlying funds		(409,477)
Net gain (loss)		(400,958)
Net increase (decrease) in net assets resulting from operations		$ (292,100)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2018 Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 108,858
Net realized gain (loss)	8,519
Change in net unrealized appreciation (depreciation)	(409,477)
Net increase (decrease) in net assets resulting from operations	(292,100)
Distributions to shareholders from net investment income	(105,276)
Distributions to shareholders from net realized gain	(8,128)
Total distributions	(113,404)
Share transactions - net increase (decrease)	7,412,395
Total increase (decrease) in net assets	7,006,891

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $3,581)	$ 7,006,891

Financial Highlights - Class A

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	1.163
Net realized and unrealized gain (loss)	(2.454)
Total from investment operations	(1.291)
Distributions from net investment income	(1.119)
Distributions from net realized gain	(.130)
Total distributions	(1.249)
Net asset value, end of period	$ 47.46
Total Return B, C, D	(2.68)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	2.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,107
Portfolio turnover rate	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	1.075
Net realized and unrealized gain (loss)	(2.483)
Total from investment operations	(1.408)
Distributions from net investment income	(1.002)
Distributions from net realized gain	(.130)
Total distributions	(1.132)
Net asset value, end of period	$ 47.46
Total ReturnB, C, D	(2.91)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	2.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 154
Portfolio turnover rate	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.836
Net realized and unrealized gain (loss)	(2.476)
Total from investment operations	(1.640)
Distributions from net investment income	(.820)
Distributions from net realized gain	(.130)
Total distributions	(.950)
Net asset value, end of period	$ 47.41
Total Return B, C, D	(3.36)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 365
Portfolio turnover rate	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2018

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.280
Net realized and unrealized gain (loss)	(2.469)
Total from investment operations	(1.189)
Distributions from net investment income	(1.221)
Distributions from net realized gain	(.130)
Total distributions	(1.351)
Net asset value, end of period	$ 47.46
Total Return B, C	(2.48)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	2.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,167
Portfolio turnover rate	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.295
Net realized and unrealized gain (loss)	(2.474)
Total from investment operations	(1.179)
Distributions from net investment income	(1.221)
Distributions from net realized gain	(.130)
Total distributions	(1.351)
Net asset value, end of period	$ 47.47
Total Return B, C	(2.46)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	2.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 214
Portfolio turnover rate	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2020 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	5.8	6.0
Fidelity Advisor Mid Cap II Fund Institutional Class	4.9	4.7
Fidelity Broad Market Opportunities Fund	7.8	7.9
Fidelity Disciplined Equity Fund	4.9	4.9
Fidelity Equity-Income Fund	4.7	4.9
Fidelity Large Cap Core Enhanced Index Fund	7.9	7.9
Fidelity Small Cap Opportunities Fund	3.2	3.1
	39.2	39.4
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	5.0	5.3
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.9	1.9
Fidelity Strategic Income Fund	2.0	2.0
	3.9	3.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.7	6.7
Fidelity Strategic Real Return Fund	6.7	6.7
Fidelity Total Bond Fund	20.1	20.1
	33.5	33.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	9.3	8.9
Fidelity Short-Term Bond Fund	9.1	9.0
	18.4	17.9
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	39.2%
International Equity Funds	5.0%
High Yield Fixed-Income Funds	3.9%
Investment Grade Fixed-Income Funds	33.5%
Short-Term Funds	18.4%

Six months ago
Domestic Equity Funds	39.4%
International Equity Funds	5.3%
High Yield Fixed-Income Funds	3.9%
Investment Grade Fixed-Income Funds	33.5%
Short-Term Funds	17.9%

Expected
Domestic Equity Funds	38.9%
International Equity Funds	4.8%
High Yield Fixed-Income Funds	3.6%
Investment Grade Fixed-Income Funds	33.7%
Short-Term Funds	19.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2008. The current allocation is based on the fund's holdings as of July 31, 2008. The expected allocation represents the fund's anticipated allocation at January 31, 2009.

Annual Report

Fidelity Income Replacement 2020 Fund

Investments July 31, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 44.2%
	Shares	Value
Domestic Equity Funds - 39.2%
Fidelity 100 Index Fund	15,127	$ 138,259
Fidelity Advisor Mid Cap II Fund Institutional Class	7,369	115,465
Fidelity Broad Market Opportunities Fund	20,626	183,778
Fidelity Disciplined Equity Fund	4,544	115,548
Fidelity Equity-Income Fund	2,465	111,314
Fidelity Large Cap Core Enhanced Index Fund	20,985	186,345
Fidelity Small Cap Opportunities Fund	9,465	75,438
TOTAL DOMESTIC EQUITY FUNDS		926,147
International Equity Funds - 5.0%
Fidelity Advisor International Discovery Fund Institutional Class	3,260	118,680
TOTAL EQUITY FUNDS (Cost $1,140,394)		1,044,827
Fixed-Income Funds - 37.4%

High Yield Fixed-Income Funds - 3.9%
Fidelity Capital & Income Fund	5,618	45,447
Fidelity Strategic Income Fund	4,516	45,926
TOTAL HIGH YIELD FIXED-INCOME FUNDS		91,373
Investment Grade Fixed-Income Funds - 33.5%
Fidelity Government Income Fund	15,262	158,416
Fidelity Strategic Real Return Fund	15,654	158,262
Fidelity Total Bond Fund	47,224	475,074
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		791,752
TOTAL FIXED-INCOME FUNDS (Cost $900,088)		883,125
Short-Term Funds - 18.4%

Fidelity Institutional Money Market Portfolio Institutional Class	218,263	218,263
Fidelity Short-Term Bond Fund	25,884	215,353
TOTAL SHORT-TERM FUNDS (Cost $439,524)		433,616
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $2,480,006)		$ 2,361,568

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2020 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2008

Assets
Investment in securities, at value (cost $2,480,006) - See accompanying schedule	$ 2,361,568
Cash	72
Receivable for investments sold	1
Total assets	2,361,641

Liabilities
Distribution fees payable	406

Net Assets	$ 2,361,236
Net Assets consist of:
Paid in capital	$ 2,474,768
Undistributed net investment income	1,110
Accumulated undistributed net realized gain (loss) on investments	3,796
Net unrealized appreciation (depreciation) on investments	(118,438)
Net Assets	$ 2,361,236

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($502,844 ÷ 10,672.9 shares)	$ 47.11

Maximum offering price per share (100/94.25 of $47.11)	$ 49.98
Class T: Net Asset Value and redemption price per share ($187,214 ÷ 3,974.6 shares)	$ 47.10

Maximum offering price per share (100/96.50 of $47.10)	$ 48.81

Class C: Net Asset Value and offering price per share ($275,097 ÷ 5,843.6 shares)A	$ 47.08

Income Replacement 2020: Net Asset Value, offering price and redemption price per share ($1,233,366 ÷ 26,177.5 shares)	$ 47.12

Institutional Class: Net Asset Value, offering price and redemption price per share ($162,715 ÷ 3,453.5 shares)	$ 47.12

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period August 30, 2007 (commencement of operations) to July 31, 2008

Investment Income
Income distributions from underlying funds		$ 33,974
Interest		72
Total income		34,046

Expenses
Distribution fees	$ 2,946
Independent trustees' compensation	5
Total expenses before reductions	2,951
Expense reductions	(5)	2,946
Net investment income (loss)		31,100
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(4,968)
Capital gain distributions from underlying funds	11,246	6,278
Change in net unrealized appreciation (depreciation) on underlying funds		(118,438)
Net gain (loss)		(112,160)
Net increase (decrease) in net assets resulting from operations		$ (81,060)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2020 Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 31,100
Net realized gain (loss)	6,278
Change in net unrealized appreciation (depreciation)	(118,438)
Net increase (decrease) in net assets resulting from operations	(81,060)
Distributions to shareholders from net investment income	(29,990)
Distributions to shareholders from net realized gain	(2,482)
Total distributions	(32,472)
Share transactions - net increase (decrease)	2,474,768
Total increase (decrease) in net assets	2,361,236

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $1,110)	$ 2,361,236

Financial Highlights - Class A

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	1.085
Net realized and unrealized gain (loss)	(2.692)
Total from investment operations	(1.607)
Distributions from net investment income	(1.113)
Distributions from net realized gain	(.170)
Total distributions	(1.283)
Net asset value, end of period	$ 47.11
Total Return B, C, D	(3.33)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	2.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 503
Portfolio turnover rate	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.985
Net realized and unrealized gain (loss)	(2.707)
Total from investment operations	(1.722)
Distributions from net investment income	(1.008)
Distributions from net realized gain	(.170)
Total distributions	(1.178)
Net asset value, end of period	$ 47.10
Total Return B, C, D	(3.56)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	2.17% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 187
Portfolio turnover rate	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.755
Net realized and unrealized gain (loss)	(2.699)
Total from investment operations	(1.944)
Distributions from net investment income	(.806)
Distributions from net realized gain	(.170)
Total distributions	(.976)
Net asset value, end of period	$ 47.08
Total Return B, C, D	(3.99)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 275
Portfolio turnover rate	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2020

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.190
Net realized and unrealized gain (loss)	(2.677)
Total from investment operations	(1.487)
Distributions from net investment income	(1.223)
Distributions from net realized gain	(.170)
Total distributions	(1.393)
Net asset value, end of period	$ 47.12
Total Return B, C	(3.10)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	2.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,233
Portfolio turnover rate	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.215
Net realized and unrealized gain (loss)	(2.702)
Total from investment operations	(1.487)
Distributions from net investment income	(1.223)
Distributions from net realized gain	(.170)
Total distributions	(1.393)
Net asset value, end of period	$ 47.12
Total Return B, C	(3.10)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	2.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 163
Portfolio turnover rate	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2022 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	6.1	6.2
Fidelity Advisor Mid Cap II Fund Institutional Class	5.1	4.9
Fidelity Broad Market Opportunities Fund	8.2	8.1
Fidelity Disciplined Equity Fund	5.2	5.1
Fidelity Equity-Income Fund	5.0	5.1
Fidelity Large Cap Core Enhanced Index Fund	8.3	8.2
Fidelity Small Cap Opportunities Fund	3.4	3.2
	41.3	40.8
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	5.7	5.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.1	2.1
Fidelity Strategic Income Fund	2.2	2.2
	4.3	4.3
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.5	6.6
Fidelity Strategic Real Return Fund	6.4	6.4
Fidelity Total Bond Fund	19.1	19.5
	32.0	32.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	8.4	8.2
Fidelity Short-Term Bond Fund	8.3	8.4
	16.7	16.6
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	41.3%
International Equity Funds	5.7%
High Yield Fixed-Income Funds	4.3%
Investment Grade Fixed-Income Funds	32.0%
Short-Term Funds	16.7%

Six months ago
Domestic Equity Funds	40.8%
International Equity Funds	5.8%
High Yield Fixed-Income Funds	4.3%
Investment Grade Fixed-Income Funds	32.5%
Short-Term Funds	16.6%

Expected
Domestic Equity Funds	41.3%
International Equity Funds	5.6%
High Yield Fixed-Income Funds	4.0%
Investment Grade Fixed-Income Funds	32.2%
Short-Term Funds	16.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2008. The current allocation is based on the fund's holdings as of July 31, 2008. The expected allocation represents the fund's anticipated allocation at January 31, 2009.

Annual Report

Fidelity Income Replacement 2022 Fund

Investments July 31, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 47.0%
	Shares	Value
Domestic Equity Funds - 41.3%
Fidelity 100 Index Fund	37,216	$ 340,157
Fidelity Advisor Mid Cap II Fund Institutional Class	18,186	284,976
Fidelity Broad Market Opportunities Fund	50,822	452,824
Fidelity Disciplined Equity Fund	11,212	285,118
Fidelity Equity-Income Fund	6,166	278,447
Fidelity Large Cap Core Enhanced Index Fund	51,813	460,099
Fidelity Small Cap Opportunities Fund	23,260	185,379
TOTAL DOMESTIC EQUITY FUNDS		2,287,000
International Equity Funds - 5.7%
Fidelity Advisor International Discovery Fund Institutional Class	8,763	319,077
TOTAL EQUITY FUNDS (Cost $2,909,918)		2,606,077
Fixed-Income Funds - 36.3%

High Yield Fixed-Income Funds - 4.3%
Fidelity Capital & Income Fund	14,698	118,903
Fidelity Strategic Income Fund	11,758	119,575
TOTAL HIGH YIELD FIXED-INCOME FUNDS		238,478
Investment Grade Fixed-Income Funds - 32.0%
Fidelity Government Income Fund	34,339	356,443
Fidelity Strategic Real Return Fund	35,139	355,260
Fidelity Total Bond Fund	105,320	1,059,516
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,771,219
TOTAL FIXED-INCOME FUNDS (Cost $2,047,458)		2,009,697
Short-Term Funds - 16.7%

Fidelity Institutional Money Market Portfolio Institutional Class	466,323	466,323
Fidelity Short-Term Bond Fund	54,920	456,931
TOTAL SHORT-TERM FUNDS (Cost $937,144)		923,254
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $5,894,520)		$ 5,539,028

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2022 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2008

Assets
Investment in securities, at value (cost $5,894,520) - See accompanying schedule		$ 5,539,028
Cash		72
Receivable for investments sold		252
Total assets		5,539,352

Liabilities
Payable for fund shares redeemed	$ 250
Distribution fees payable	238
Total liabilities		488

Net Assets		$ 5,538,864
Net Assets consist of:
Paid in capital		$ 5,882,033
Undistributed net investment income		2,475
Accumulated undistributed net realized gain (loss) on investments		9,848
Net unrealized appreciation (depreciation) on investments		(355,492)
Net Assets		$ 5,538,864

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($288,934 ÷ 6,140.5 shares)		$ 47.05

Maximum offering price per share (100/94.25 of $47.05)		$ 49.92
Class T: Net Asset Value and redemption price per share ($187,076 ÷ 3,976.5 shares)		$ 47.04

Maximum offering price per share (100/96.50 of $47.04)		$ 48.75

Class C: Net Asset Value and offering price per share ($119,831 ÷ 2,547.6 shares)A		$ 47.04

Income Replacement 2022: Net Asset Value, offering price and redemption price per share ($4,665,876 ÷ 99,138.2 shares)		$ 47.06

Institutional Class: Net Asset Value, offering price and redemption price per share ($277,147 ÷ 5,889.3 shares)		$ 47.06

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period August 30, 2007 (commencement of operations) to July 31, 2008

Investment Income
Income distributions from underlying funds		$ 87,382
Interest		72
Total income		87,454

Expenses
Distribution fees	$ 1,974
Independent trustees' compensation	12
Total expenses before reductions	1,986
Expense reductions	(12)	1,974
Net investment income (loss)		85,480
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(23,894)
Capital gain distributions from underlying funds	42,834	18,940
Change in net unrealized appreciation (depreciation) on underlying funds		(355,492)
Net gain (loss)		(336,552)
Net increase (decrease) in net assets resulting from operations		$ (251,072)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2022 Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 85,480
Net realized gain (loss)	18,940
Change in net unrealized appreciation (depreciation)	(355,492)
Net increase (decrease) in net assets resulting from operations	(251,072)
Distributions to shareholders from net investment income	(83,005)
Distributions to shareholders from net realized gain	(9,092)
Total distributions	(92,097)
Share transactions - net increase (decrease)	5,882,033
Total increase (decrease) in net assets	5,538,864

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $2,475)	$ 5,538,864

Financial Highlights - Class A

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	1.087
Net realized and unrealized gain (loss)	(2.853)
Total from investment operations	(1.766)
Distributions from net investment income	(1.014)
Distributions from net realized gain	(.170)
Total distributions	(1.184)
Net asset value, end of period	$ 47.05
Total Return B, C, D	(3.64)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	2.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 289
Portfolio turnover rate	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.982
Net realized and unrealized gain (loss)	(2.862)
Total from investment operations	(1.880)
Distributions from net investment income	(.910)
Distributions from net realized gain	(.170)
Total distributions	(1.080)
Net asset value, end of period	$ 47.04
Total Return B, C, D	(3.87)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	2.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 187
Portfolio turnover rate	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.760
Net realized and unrealized gain (loss)	(2.860)
Total from investment operations	(2.100)
Distributions from net investment income	(.690)
Distributions from net realized gain	(.170)
Total distributions	(.860)
Net asset value, end of period	$ 47.04
Total Return B, C, D	(4.29)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 120
Portfolio turnover rate	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2022

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.190
Net realized and unrealized gain (loss)	(2.836)
Total from investment operations	(1.646)
Distributions from net investment income	(1.124)
Distributions from net realized gain	(.170)
Total distributions	(1.294)
Net asset value, end of period	$ 47.06
Total Return B, C	(3.41)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,666
Portfolio turnover rate	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.208
Net realized and unrealized gain (loss)	(2.854)
Total from investment operations	(1.646)
Distributions from net investment income	(1.124)
Distributions from net realized gain	(.170)
Total distributions	(1.294)
Net asset value, end of period	$ 47.06
Total Return B, C	(3.41)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 277
Portfolio turnover rate	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2024 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	6.3	6.4
Fidelity Advisor Mid Cap II Fund Institutional Class	5.3	5.2
Fidelity Broad Market Opportunities Fund	8.5	8.5
Fidelity Disciplined Equity Fund	5.4	5.4
Fidelity Equity-Income Fund	5.2	5.3
Fidelity Large Cap Core Enhanced Index Fund	8.6	8.5
Fidelity Small Cap Opportunities Fund	3.4	3.3
	42.7	42.6
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	6.5	6.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.3	2.3
Fidelity Strategic Income Fund	2.4	2.4
	4.7	4.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.2	6.3
Fidelity Strategic Real Return Fund	6.2	6.3
Fidelity Total Bond Fund	18.4	18.4
	30.8	31.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	7.7	7.4
Fidelity Short-Term Bond Fund	7.6	7.6
	15.3	15.0
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	42.7%
International Equity Funds	6.5%
High Yield Fixed-Income Funds	4.7%
Investment Grade Fixed-Income Funds	30.8%
Short-Term Funds	15.3%

Six months ago
Domestic Equity Funds	42.6%
International Equity Funds	6.7%
High Yield Fixed-Income Funds	4.7%
Investment Grade Fixed-Income Funds	31.0%
Short-Term Funds	15.0%

Expected
Domestic Equity Funds	43.0%
International Equity Funds	6.4%
High Yield Fixed-Income Funds	4.4%
Investment Grade Fixed-Income Funds	30.6%
Short-Term Funds	15.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2008. The current allocation is based on the fund's holdings as of July 31, 2008. The expected allocation represents the fund's anticipated allocation at January 31, 2009.

Annual Report

Fidelity Income Replacement 2024 Fund

Investments July 31, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 49.2%
	Shares	Value
Domestic Equity Funds - 42.7%
Fidelity 100 Index Fund	9,895	$ 90,440
Fidelity Advisor Mid Cap II Fund Institutional Class	4,863	76,206
Fidelity Broad Market Opportunities Fund	13,516	120,425
Fidelity Disciplined Equity Fund	2,998	76,237
Fidelity Equity-Income Fund	1,628	73,526
Fidelity Large Cap Core Enhanced Index Fund	13,764	122,228
Fidelity Small Cap Opportunities Fund	6,163	49,119
TOTAL DOMESTIC EQUITY FUNDS		608,181
International Equity Funds - 6.5%
Fidelity Advisor International Discovery Fund Institutional Class	2,568	93,485
TOTAL EQUITY FUNDS (Cost $779,890)		701,666
Fixed-Income Funds - 35.5%

High Yield Fixed-Income Funds - 4.7%
Fidelity Capital & Income Fund	4,101	33,177
Fidelity Strategic Income Fund	3,308	33,644
TOTAL HIGH YIELD FIXED-INCOME FUNDS		66,821
Investment Grade Fixed-Income Funds - 30.8%
Fidelity Government Income Fund	8,552	88,774
Fidelity Strategic Real Return Fund	8,774	88,701
Fidelity Total Bond Fund	25,987	261,424
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		438,899
TOTAL FIXED-INCOME FUNDS (Cost $513,281)		505,720
Short-Term Funds - 15.3%

Fidelity Institutional Money Market Portfolio Institutional Class	109,794	109,794
Fidelity Short-Term Bond Fund	13,026	108,380
TOTAL SHORT-TERM FUNDS (Cost $221,178)		218,174
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,514,349)		$ 1,425,560

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2024 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2008

Assets
Investment in securities, at value (cost $1,514,349) - See accompanying schedule	$ 1,425,560
Cash	72
Total assets	1,425,632

Liabilities
Distribution fees payable	242

Net Assets	$ 1,425,390
Net Assets consist of:
Paid in capital	$ 1,512,902
Undistributed net investment income	575
Accumulated undistributed net realized gain (loss) on investments	702
Net unrealized appreciation (depreciation) on investments	(88,789)
Net Assets	$ 1,425,390

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($286,167 ÷ 6,092.59 shares)	$ 46.97

Maximum offering price per share (100/94.25 of $46.97)	$ 49.84
Class T: Net Asset Value and redemption price per share ($96,057 ÷ 2,045.09 shares)	$ 46.97

Maximum offering price per share (100/96.50 of $46.97)	$ 48.67

Class C: Net Asset Value and offering price per share ($232,967 ÷ 4,964.18 shares)A	$ 46.93

Income Replacement 2024: Net Asset Value, offering price and redemption price per share ($713,695 ÷ 15,192.00 shares)	$ 46.98

Institutional Class: Net Asset Value, offering price and redemption price per share ($96,504 ÷ 2,054.36 shares)	$ 46.98

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period August 30, 2007 (commencement of operations) to July 31, 2008

Investment Income
Income distributions from underlying funds		$ 23,762
Interest		72
Total income		23,834

Expenses
Distribution fees	$ 2,058
Independent trustees' compensation	3
Total expenses before reductions	2,061
Expense reductions	(3)	2,058
Net investment income (loss)		21,776
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(8,785)
Capital gain distributions from underlying funds	12,382	3,597
Change in net unrealized appreciation (depreciation) on underlying funds		(88,789)
Net gain (loss)		(85,192)
Net increase (decrease) in net assets resulting from operations		$ (63,416)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2024 Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 21,776
Net realized gain (loss)	3,597
Change in net unrealized appreciation (depreciation)	(88,789)
Net increase (decrease) in net assets resulting from operations	(63,416)
Distributions to shareholders from net investment income	(21,201)
Distributions to shareholders from net realized gain	(2,896)
Total distributions	(24,097)
Share transactions - net increase (decrease)	1,512,903
Total increase (decrease) in net assets	1,425,390

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $575)	$ 1,425,390

Financial Highlights - Class A

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	1.063
Net realized and unrealized gain (loss)	(2.884)
Total from investment operations	(1.821)
Distributions from net investment income	(1.039)
Distributions from net realized gain	(.170)
Total distributions	(1.209)
Net asset value, end of period	$ 46.97
Total Return B, C, D	(3.77)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	2.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 286
Portfolio turnover rate	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.966
Net realized and unrealized gain (loss)	(2.901)
Total from investment operations	(1.937)
Distributions from net investment income	(.923)
Distributions from net realized gain	(.170)
Total distributions	(1.093)
Net asset value, end of period	$ 46.97
Total Return B, C, D	(3.99)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	2.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 96
Portfolio turnover rate	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.728
Net realized and unrealized gain (loss)	(2.903)
Total from investment operations	(2.175)
Distributions from net investment income	(.725)
Distributions from net realized gain	(.170)
Total distributions	(.895)
Net asset value, end of period	$ 46.93
Total Return B, C, D	(4.45)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	1.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 233
Portfolio turnover rate	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2024

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.166
Net realized and unrealized gain (loss)	(2.868)
Total from investment operations	(1.702)
Distributions from net investment income	(1.148)
Distributions from net realized gain	(.170)
Total distributions	(1.318)
Net asset value, end of period	$ 46.98
Total Return B, C	(3.53)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	2.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 714
Portfolio turnover rate	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.194
Net realized and unrealized gain (loss)	(2.896)
Total from investment operations	(1.702)
Distributions from net investment income	(1.148)
Distributions from net realized gain	(.170)
Total distributions	(1.318)
Net asset value, end of period	$ 46.98
Total Return B, C	(3.53)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	2.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 97
Portfolio turnover rate	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2026 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	6.5	6.6
Fidelity Advisor Mid Cap II Fund Institutional Class	5.5	5.2
Fidelity Broad Market Opportunities Fund	8.7	8.6
Fidelity Disciplined Equity Fund	5.5	5.5
Fidelity Equity-Income Fund	5.4	5.4
Fidelity Large Cap Core Enhanced Index Fund	8.8	8.8
Fidelity Small Cap Opportunities Fund	3.6	3.3
	44.0	43.4
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	7.3	7.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.4	2.4
Fidelity Strategic Income Fund	2.5	2.5
	4.9	4.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.0	6.2
Fidelity Strategic Real Return Fund	6.0	6.1
Fidelity Total Bond Fund	18.0	18.2
	30.0	30.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	7.0	6.8
Fidelity Short-Term Bond Fund	6.8	7.0
	13.8	13.8
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	44.0%
International Equity Funds	7.3%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	30.0%
Short-Term Funds	13.8%

Six months ago
Domestic Equity Funds	43.4%
International Equity Funds	7.4%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	30.5%
Short-Term Funds	13.8%

Expected
Domestic Equity Funds	44.3%
International Equity Funds	7.2%
High Yield Fixed-Income Funds	4.7%
Investment Grade Fixed-Income Funds	29.6%
Short-Term Funds	14.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2008. The current allocation is based on the fund's holdings as of July 31, 2008. The expected allocation represents the fund's anticipated allocation at January 31, 2009.

Annual Report

Fidelity Income Replacement 2026 Fund

Investments July 31, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 51.3%
	Shares	Value
Domestic Equity Funds - 44.0%
Fidelity 100 Index Fund	11,402	$ 104,219
Fidelity Advisor Mid Cap II Fund Institutional Class	5,555	87,048
Fidelity Broad Market Opportunities Fund	15,575	138,773
Fidelity Disciplined Equity Fund	3,435	87,354
Fidelity Equity-Income Fund	1,886	85,165
Fidelity Large Cap Core Enhanced Index Fund	15,853	140,775
Fidelity Small Cap Opportunities Fund	7,090	56,511
TOTAL DOMESTIC EQUITY FUNDS		699,845
International Equity Funds - 7.3%
Fidelity Advisor International Discovery Fund Institutional Class	3,196	116,382
TOTAL EQUITY FUNDS (Cost $911,251)		816,227
Fixed-Income Funds - 34.9%

High Yield Fixed-Income Funds - 4.9%
Fidelity Capital & Income Fund	4,837	39,133
Fidelity Strategic Income Fund	3,884	39,496
TOTAL HIGH YIELD FIXED-INCOME FUNDS		78,629
Investment Grade Fixed-Income Funds - 30.0%
Fidelity Government Income Fund	9,233	95,839
Fidelity Strategic Real Return Fund	9,456	95,600
Fidelity Total Bond Fund	28,418	285,882
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		477,321
TOTAL FIXED-INCOME FUNDS (Cost $564,638)		555,950
Short-Term Funds - 13.8%

Fidelity Institutional Money Market Portfolio Institutional Class	110,748	110,748
Fidelity Short-Term Bond Fund	13,100	108,992
TOTAL SHORT-TERM FUNDS (Cost $223,127)		219,740
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,699,016)		$ 1,591,917

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2026 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2008

Assets
Investment in securities, at value (cost $1,699,016) - See accompanying schedule		$ 1,591,917
Cash		72
Receivable for investments sold		2,237
Receivable for fund shares sold		25,000
Total assets		1,619,226

Liabilities
Payable for investments purchased	$ 24,839
Payable for fund shares redeemed	2,396
Distribution fees payable	473
Total liabilities		27,708

Net Assets		$ 1,591,518
Net Assets consist of:
Paid in capital		$ 1,687,356
Undistributed net investment income		600
Accumulated undistributed net realized gain (loss) on investments		10,661
Net unrealized appreciation (depreciation) on investments		(107,099)
Net Assets		$ 1,591,518

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($131,320 ÷ 2,808.1 shares)		$ 46.76

Maximum offering price per share (100/94.25 of $46.76)		$ 49.61
Class T: Net Asset Value and redemption price per share ($95,642 ÷ 2,045.2 shares)		$ 46.76

Maximum offering price per share (100/96.50 of $46.76)		$ 48.46

Class C: Net Asset Value and offering price per share ($485,056 ÷ 10,382.5 shares)A		$ 46.72

Income Replacement 2026: Net Asset Value, offering price and redemption price per share ($783,414 ÷ 16,750.4 shares)		$ 46.77

Institutional Class: Net Asset Value, offering price and redemption price per share ($96,086 ÷ 2,054.4 shares)		$ 46.77

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period August 30, 2007 (commencement of operations) to July 31, 2008

Investment Income
Income distributions from underlying funds		$ 26,580
Interest		111
Total income		26,691

Expenses
Distribution fees	$ 4,039
Independent trustees' compensation	4
Total expenses before reductions	4,043
Expense reductions	(4)	4,039
Net investment income (loss)		22,652
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(2,963)
Capital gain distributions from underlying funds	17,330	14,367
Change in net unrealized appreciation (depreciation) on underlying funds		(107,099)
Net gain (loss)		(92,732)
Net increase (decrease) in net assets resulting from operations		$ (70,080)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2026 Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 22,652
Net realized gain (loss)	14,367
Change in net unrealized appreciation (depreciation)	(107,099)
Net increase (decrease) in net assets resulting from operations	(70,080)
Distributions to shareholders from net investment income	(22,051)
Distributions to shareholders from net realized gain	(3,706)
Total distributions	(25,757)
Share transactions - net increase (decrease)	1,687,355
Total increase (decrease) in net assets	1,591,518

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $600)	$ 1,591,518

Financial Highlights - Class A

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	1.076
Net realized and unrealized gain (loss)	(3.105)
Total from investment operations	(2.029)
Distributions from net investment income	(1.031)
Distributions from net realized gain	(.180)
Total distributions	(1.211)
Net asset value, end of period	$ 46.76
Total Return B, C, D	(4.19)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	2.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 131
Portfolio turnover rate	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.966
Net realized and unrealized gain (loss)	(3.110)
Total from investment operations	(2.144)
Distributions from net investment income	(.916)
Distributions from net realized gain	(.180)
Total distributions	(1.096)
Net asset value, end of period	$ 46.76
Total Return B, C, D	(4.41)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	2.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 96
Portfolio turnover rate	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.723
Net realized and unrealized gain (loss)	(3.090)
Total from investment operations	(2.367)
Distributions from net investment income	(.733)
Distributions from net realized gain	(.180)
Total distributions	(.913)
Net asset value, end of period	$ 46.72
Total Return B, C, D	(4.85)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	1.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 485
Portfolio turnover rate	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2026

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.168
Net realized and unrealized gain (loss)	(3.079)
Total from investment operations	(1.911)
Distributions from net investment income	(1.139)
Distributions from net realized gain	(.180)
Total distributions	(1.319)
Net asset value, end of period	$ 46.77
Total Return B, C	(3.96)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	2.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 783
Portfolio turnover rate	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.196
Net realized and unrealized gain (loss)	(3.107)
Total from investment operations	(1.911)
Distributions from net investment income	(1.139)
Distributions from net realized gain	(.180)
Total distributions	(1.319)
Net asset value, end of period	$ 46.77
Total Return B, C	(3.96)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	2.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 96
Portfolio turnover rate	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2028 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	6.7	6.8
Fidelity Advisor Mid Cap II Fund Institutional Class	5.6	5.4
Fidelity Broad Market Opportunities Fund	8.8	8.9
Fidelity Disciplined Equity Fund	5.6	5.6
Fidelity Equity-Income Fund	5.4	5.6
Fidelity Large Cap Core Enhanced Index Fund	9.0	9.0
Fidelity Small Cap Opportunities Fund	3.7	3.6
	44.8	44.9
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	8.0	8.1
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.6	2.6
Fidelity Strategic Income Fund	2.6	2.6
	5.2	5.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.8	5.8
Fidelity Strategic Real Return Fund	5.8	5.8
Fidelity Total Bond Fund	17.3	17.4
	28.9	29.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.6	6.5
Fidelity Short-Term Bond Fund	6.5	6.3
	13.1	12.8
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	44.8%
International Equity Funds	8.0%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	28.9%
Short-Term Funds	13.1%

Six months ago
Domestic Equity Funds	44.9%
International Equity Funds	8.1%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	29.0%
Short-Term Funds	12.8%

Expected
Domestic Equity Funds	45.2%
International Equity Funds	8.0%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	28.5%
Short-Term Funds	13.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2008. The current allocation is based on the fund's holdings as of July 31, 2008. The expected allocation represents the fund's anticipated allocation at January 31, 2009.

Annual Report

Fidelity Income Replacement 2028 Fund

Investments July 31, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 52.8%
	Shares	Value
Domestic Equity Funds - 44.8%
Fidelity 100 Index Fund	53,493	$ 488,923
Fidelity Advisor Mid Cap II Fund Institutional Class	25,935	406,404
Fidelity Broad Market Opportunities Fund	72,248	643,732
Fidelity Disciplined Equity Fund	15,991	406,662
Fidelity Equity-Income Fund	8,792	397,034
Fidelity Large Cap Core Enhanced Index Fund	73,653	654,041
Fidelity Small Cap Opportunities Fund	33,596	267,757
TOTAL DOMESTIC EQUITY FUNDS		3,264,553
International Equity Funds - 8.0%
Fidelity Advisor International Discovery Fund Institutional Class	16,052	584,466
TOTAL EQUITY FUNDS (Cost $4,200,490)		3,849,019
Fixed-Income Funds - 34.1%

High Yield Fixed-Income Funds - 5.2%
Fidelity Capital & Income Fund	23,553	190,548
Fidelity Strategic Income Fund	18,962	192,841
TOTAL HIGH YIELD FIXED-INCOME FUNDS		383,389
Investment Grade Fixed-Income Funds - 28.9%
Fidelity Government Income Fund	40,782	423,315
Fidelity Strategic Real Return Fund	41,564	420,209
Fidelity Total Bond Fund	125,459	1,262,117
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,105,641
TOTAL FIXED-INCOME FUNDS (Cost $2,535,313)		2,489,030
Short-Term Funds - 13.1%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class	481,175	$ 481,175
Fidelity Short-Term Bond Fund	56,698	471,731
TOTAL SHORT-TERM FUNDS (Cost $963,481)		952,906
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $7,699,284)		$ 7,290,955
Income Tax Information
At July 31, 2008, the fund had a capital loss carryforward of approximately $30 all of which will expire on July 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2028 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2008

Assets
Investment in securities, at value (cost $7,699,284) - See accompanying schedule		$ 7,290,955
Cash		73
Receivable for investments sold		3
Receivable for fund shares sold		10,000
Total assets		7,301,031

Liabilities
Payable for investments purchased	$ 10,003
Distribution fees payable	455
Total liabilities		10,458

Net Assets		$ 7,290,573
Net Assets consist of:
Paid in capital		$ 7,701,790
Undistributed net investment income		3,156
Accumulated undistributed net realized gain (loss) on investments		(6,044)
Net unrealized appreciation (depreciation) on investments		(408,329)
Net Assets		$ 7,290,573

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($371,026 ÷ 7,926.2 shares)		$ 46.81

Maximum offering price per share (100/94.25 of $46.81)		$ 49.67
Class T: Net Asset Value and redemption price per share ($605,703 ÷ 12,942.4 shares)		$ 46.80

Maximum offering price per share (100/96.50 of $46.80)		$ 48.50

Class C: Net Asset Value and offering price per share ($150,288 ÷ 3,212.0 shares)A		$ 46.79

Income Replacement 2028: Net Asset Value, offering price and redemption price per share ($6,067,645 ÷ 129,598.0 shares)		$ 46.82

Institutional Class: Net Asset Value, offering price and redemption price per share ($95,911 ÷ 2,048.5 shares)		$ 46.82

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period August 30, 2007 (commencement of operations) to July 31, 2008

Investment Income
Income distributions from underlying funds		$ 83,927
Interest		120
Total income		84,047

Expenses
Distribution fees	$ 2,476
Independent trustees' compensation	13
Total expenses before reductions	2,489
Expense reductions	(13)	2,476
Net investment income (loss)		81,571
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(36,623)
Capital gain distributions from underlying funds	39,184	2,561
Change in net unrealized appreciation (depreciation) on underlying funds		(408,329)
Net gain (loss)		(405,768)
Net increase (decrease) in net assets resulting from operations		$ (324,197)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2028 Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 81,571
Net realized gain (loss)	2,561
Change in net unrealized appreciation (depreciation)	(408,329)
Net increase (decrease) in net assets resulting from operations	(324,197)
Distributions to shareholders from net investment income	(78,416)
Distributions to shareholders from net realized gain	(8,604)
Total distributions	(87,020)
Share transactions - net increase (decrease)	7,701,790
Total increase (decrease) in net assets	7,290,573

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $3,156)	$ 7,290,573

Financial Highlights - Class A

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.966
Net realized and unrealized gain (loss)	(3.085)
Total from investment operations	(2.119)
Distributions from net investment income	(.911)
Distributions from net realized gain	(.160)
Total distributions	(1.071)
Net asset value, end of period	$ 46.81
Total Return B, C, D	(4.36)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	2.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 371
Portfolio turnover rate	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.847
Net realized and unrealized gain (loss)	(3.079)
Total from investment operations	(2.232)
Distributions from net investment income	(.808)
Distributions from net realized gain	(.160)
Total distributions	(.968)
Net asset value, end of period	$ 46.80
Total Return B, C, D	(4.57)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 606
Portfolio turnover rate	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.639
Net realized and unrealized gain (loss)	(3.104)
Total from investment operations	(2.465)
Distributions from net investment income	(.585)
Distributions from net realized gain	(.160)
Total distributions	(.745)
Net asset value, end of period	$ 46.79
Total Return B, C, D	(5.02)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	1.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 150
Portfolio turnover rate	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2028

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.067
Net realized and unrealized gain (loss)	(3.072)
Total from investment operations	(2.005)
Distributions from net investment income	(1.015)
Distributions from net realized gain	(.160)
Total distributions	(1.175)
Net asset value, end of period	$ 46.82
Total Return B, C	(4.14)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,068
Portfolio turnover rate	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.101
Net realized and unrealized gain (loss)	(3.106)
Total from investment operations	(2.005)
Distributions from net investment income	(1.015)
Distributions from net realized gain	(.160)
Total distributions	(1.175)
Net asset value, end of period	$ 46.82
Total Return B, C	(4.14)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 96
Portfolio turnover rate	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2030 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	6.8	6.8
Fidelity Advisor Mid Cap II Fund Institutional Class	5.6	5.4
Fidelity Broad Market Opportunities Fund	9.0	8.9
Fidelity Disciplined Equity Fund	5.7	5.7
Fidelity Equity-Income Fund	5.5	5.5
Fidelity Large Cap Core Enhanced Index Fund	9.1	9.1
Fidelity Small Cap Opportunities Fund	3.7	3.4
	45.4	44.8
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	8.9	9.1
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.7	2.7
Fidelity Strategic Income Fund	2.8	2.8
	5.5	5.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.8	5.9
Fidelity Strategic Real Return Fund	5.7	5.8
Fidelity Total Bond Fund	17.1	17.4
	28.6	29.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	5.8	5.6
Fidelity Short-Term Bond Fund	5.8	5.9
	11.6	11.5
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	45.4%
International Equity Funds	8.9%
High Yield Fixed-Income Funds	5.5%
Investment Grade Fixed-Income Funds	28.6%
Short-Term Funds	11.6%

Six months ago
Domestic Equity Funds	44.8%
International Equity Funds	9.1%
High Yield Fixed-Income Funds	5.5%
Investment Grade Fixed-Income Funds	29.1%
Short-Term Funds	11.5%

Expected
Domestic Equity Funds	46.0%
International Equity Funds	8.8%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	27.9%
Short-Term Funds	12.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2008. The current allocation is based on the fund's holdings as of July 31, 2008. The expected allocation represents the fund's anticipated allocation at January 31, 2009.

Annual Report

Fidelity Income Replacement 2030 Fund

Investments July 31, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 54.3%
	Shares	Value
Domestic Equity Funds - 45.4%
Fidelity 100 Index Fund	9,165	$ 83,768
Fidelity Advisor Mid Cap II Fund Institutional Class	4,472	70,069
Fidelity Broad Market Opportunities Fund	12,491	111,297
Fidelity Disciplined Equity Fund	2,768	70,387
Fidelity Equity-Income Fund	1,501	67,802
Fidelity Large Cap Core Enhanced Index Fund	12,707	112,837
Fidelity Small Cap Opportunities Fund	5,704	45,464
TOTAL DOMESTIC EQUITY FUNDS		561,624
International Equity Funds - 8.9%
Fidelity Advisor International Discovery Fund Institutional Class	3,008	109,519
TOTAL EQUITY FUNDS (Cost $745,041)		671,143
Fixed-Income Funds - 34.1%

High Yield Fixed-Income Funds - 5.5%
Fidelity Capital & Income Fund	4,171	33,743
Fidelity Strategic Income Fund	3,367	34,241
TOTAL HIGH YIELD FIXED-INCOME FUNDS		67,984
Investment Grade Fixed-Income Funds - 28.6%
Fidelity Government Income Fund	6,841	71,005
Fidelity Strategic Real Return Fund	6,981	70,576
Fidelity Total Bond Fund	21,067	211,932
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		353,513
TOTAL FIXED-INCOME FUNDS (Cost $427,738)		421,497
Short-Term Funds - 11.6%

Fidelity Institutional Money Market Portfolio Institutional Class	72,243	72,243
Fidelity Short-Term Bond Fund	8,646	71,934
TOTAL SHORT-TERM FUNDS (Cost $145,873)		144,177
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,318,652)		$ 1,236,817

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2030 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2008

Assets
Investment in securities, at value (cost $1,318,652) - See accompanying schedule	$ 1,236,817
Cash	72
Total assets	1,236,889

Liabilities
Distribution fees payable	309

Net Assets	$ 1,236,580
Net Assets consist of:
Paid in capital	$ 1,309,254
Undistributed net investment income	545
Accumulated undistributed net realized gain (loss) on investments	8,616
Net unrealized appreciation (depreciation) on investments	(81,835)
Net Assets	$ 1,236,580

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($95,499 ÷ 2,048.9 shares)	$ 46.61

Maximum offering price per share (100/94.25 of $46.61)	$ 49.45
Class T: Net Asset Value and redemption price per share ($95,280 ÷ 2,044.2 shares)	$ 46.61

Maximum offering price per share (100/96.50 of $46.61)	$ 48.30

Class C: Net Asset Value and offering price per share ($296,848 ÷ 6,372.9 shares)A	$ 46.58

Income Replacement 2030: Net Asset Value, offering price and redemption price per share ($653,232 ÷ 14,014.4 shares)	$ 46.61

Institutional Class: Net Asset Value, offering price and redemption price per share ($95,721 ÷ 2,053.5 shares)	$ 46.61

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period August 30, 2007 (commencement of operations) to July 31, 2008

Investment Income
Income distributions from underlying funds		$ 17,539
Interest		112
Total income		17,651

Expenses
Distribution fees	$ 2,803
Independent trustees' compensation	2
Total expenses before reductions	2,805
Expense reductions	(2)	2,803
Net investment income (loss)		14,848
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(555)
Capital gain distributions from underlying funds	11,821	11,266
Change in net unrealized appreciation (depreciation) on underlying funds		(81,835)
Net gain (loss)		(70,569)
Net increase (decrease) in net assets resulting from operations		$ (55,721)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2030 Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,848
Net realized gain (loss)	11,266
Change in net unrealized appreciation (depreciation)	(81,835)
Net increase (decrease) in net assets resulting from operations	(55,721)
Distributions to shareholders from net investment income	(14,428)
Distributions to shareholders from net realized gain	(2,528)
Total distributions	(16,956)
Share transactions - net increase (decrease)	1,309,257
Total increase (decrease) in net assets	1,236,580

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $545)	$ 1,236,580

Financial Highlights - Class A

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	1.034
Net realized and unrealized gain (loss)	(3.239)
Total from investment operations	(2.205)
Distributions from net investment income	(.995)
Distributions from net realized gain	(.190)
Total distributions	(1.185)
Net asset value, end of period	$ 46.61
Total Return B, C, D	(4.55)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	2.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95
Portfolio turnover rate	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.920
Net realized and unrealized gain (loss)	(3.234)
Total from investment operations	(2.314)
Distributions from net investment income	(.886)
Distributions from net realized gain	(.190)
Total distributions	(1.076)
Net asset value, end of period	$ 46.61
Total Return B, C, D	(4.76)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	2.01% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95
Portfolio turnover rate	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.682
Net realized and unrealized gain (loss)	(3.227)
Total from investment operations	(2.545)
Distributions from net investment income	(.685)
Distributions from net realized gain	(.190)
Total distributions	(.875)
Net asset value, end of period	$ 46.58
Total Return B, C, D	(5.21)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	1.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 297
Portfolio turnover rate	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2030

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.117
Net realized and unrealized gain (loss)	(3.209)
Total from investment operations	(2.092)
Distributions from net investment income	(1.108)
Distributions from net realized gain	(.190)
Total distributions	(1.298)
Net asset value, end of period	$ 46.61
Total Return B, C	(4.33)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 653
Portfolio turnover rate	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.149
Net realized and unrealized gain (loss)	(3.241)
Total from investment operations	(2.092)
Distributions from net investment income	(1.108)
Distributions from net realized gain	(.190)
Total distributions	(1.298)
Net asset value, end of period	$ 46.61
Total Return B, C	(4.33)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 96
Portfolio turnover rate	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2032 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	6.9	6.9
Fidelity Advisor Mid Cap II Fund Institutional Class	5.8	5.5
Fidelity Broad Market Opportunities Fund	9.1	9.1
Fidelity Disciplined Equity Fund	5.8	5.8
Fidelity Equity-Income Fund	5.6	5.7
Fidelity Large Cap Core Enhanced Index Fund	9.3	9.2
Fidelity Small Cap Opportunities Fund	3.7	3.5
	46.2	45.7
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	9.6	9.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.9	2.8
Fidelity Strategic Income Fund	2.9	3.0
	5.8	5.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.6	5.8
Fidelity Strategic Real Return Fund	5.6	5.7
Fidelity Total Bond Fund	16.7	16.9
	27.9	28.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	5.3	5.1
Fidelity Short-Term Bond Fund	5.2	5.3
	10.5	10.4
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	46.2%
International Equity Funds	9.6%
High Yield Fixed-Income Funds	5.8%
Investment Grade Fixed-Income Funds	27.9%
Short-Term Funds	10.5%

Six months ago
Domestic Equity Funds	45.7%
International Equity Funds	9.7%
High Yield Fixed-Income Funds	5.8%
Investment Grade Fixed-Income Funds	28.4%
Short-Term Funds	10.4%

Expected
Domestic Equity Funds	46.9%
International Equity Funds	9.6%
High Yield Fixed-Income Funds	5.5%
Investment Grade Fixed-Income Funds	27.5%
Short-Term Funds	10.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2008. The current allocation is based on the fund's holdings as of July 31, 2008. The expected allocation represents the fund's anticipated allocation at January 31, 2009.

Annual Report

Fidelity Income Replacement 2032 Fund

Investments July 31, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 55.8%
	Shares	Value
Domestic Equity Funds - 46.2%
Fidelity 100 Index Fund	10,662	$ 97,453
Fidelity Advisor Mid Cap II Fund Institutional Class	5,230	81,956
Fidelity Broad Market Opportunities Fund	14,552	129,659
Fidelity Disciplined Equity Fund	3,219	81,858
Fidelity Equity-Income Fund	1,757	79,364
Fidelity Large Cap Core Enhanced Index Fund	14,841	131,790
Fidelity Small Cap Opportunities Fund	6,635	52,879
TOTAL DOMESTIC EQUITY FUNDS		654,959
International Equity Funds - 9.6%
Fidelity Advisor International Discovery Fund Institutional Class	3,742	136,239
TOTAL EQUITY FUNDS (Cost $914,977)		791,198
Fixed-Income Funds - 33.7%

High Yield Fixed-Income Funds - 5.8%
Fidelity Capital & Income Fund	5,026	40,662
Fidelity Strategic Income Fund	4,050	41,189
TOTAL HIGH YIELD FIXED-INCOME FUNDS		81,851
Investment Grade Fixed-Income Funds - 27.9%
Fidelity Government Income Fund	7,713	80,060
Fidelity Strategic Real Return Fund	7,908	79,952
Fidelity Total Bond Fund	23,486	236,268
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		396,280
TOTAL FIXED-INCOME FUNDS (Cost $486,692)		478,131
Short-Term Funds - 10.5%

Fidelity Institutional Money Market Portfolio Institutional Class	75,042	75,042
Fidelity Short-Term Bond Fund	8,902	74,067
TOTAL SHORT-TERM FUNDS (Cost $151,644)		149,109
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,553,313)		$ 1,418,438

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2032 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2008

Assets
Investment in securities, at value (cost $1,553,313) - See accompanying schedule	$ 1,418,438
Cash	72
Other receivables	102
Total assets	1,418,612

Liabilities
Distribution fees payable	202

Net Assets	$ 1,418,410
Net Assets consist of:
Paid in capital	$ 1,540,219
Undistributed net investment income	555
Accumulated undistributed net realized gain (loss) on investments	12,511
Net unrealized appreciation (depreciation) on investments	(134,875)
Net Assets	$ 1,418,410

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($402,042 ÷ 8,643.0 shares)	$ 46.52

Maximum offering price per share (100/94.25 of $46.52)	$ 49.36
Class T: Net Asset Value and redemption price per share ($95,075 ÷ 2,043.7 shares)	$ 46.52

Maximum offering price per share (100/96.50 of $46.52)	$ 48.20

Class C: Net Asset Value and offering price per share ($94,634 ÷ 2,034.6 shares)A	$ 46.51

Income Replacement 2032: Net Asset Value, offering price and redemption price per share ($731,141 ÷ 15,713.9 shares)	$ 46.53

Institutional Class: Net Asset Value, offering price and redemption price per share ($95,518 ÷ 2,052.9 shares)	$ 46.53

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period August 30, 2007 (commencement of operations) to July 31, 2008

Investment Income
Income distributions from underlying funds		$ 25,916
Interest		114
Total income		26,030

Expenses
Distribution fees	$ 2,106
Independent trustees' compensation	4
Total expenses before reductions	2,110
Expense reductions	(4)	2,106
Net investment income (loss)		23,924
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(3,706)
Capital gain distributions from underlying funds	20,637	16,931
Change in net unrealized appreciation (depreciation) on underlying funds		(134,875)
Net gain (loss)		(117,944)
Net increase (decrease) in net assets resulting from operations		$ (94,020)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2032 Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 23,924
Net realized gain (loss)	16,931
Change in net unrealized appreciation (depreciation)	(134,875)
Net increase (decrease) in net assets resulting from operations	(94,020)
Distributions to shareholders from net investment income	(23,370)
Distributions to shareholders from net realized gain	(4,420)
Total distributions	(27,790)
Share transactions - net increase (decrease)	1,540,220
Total increase (decrease) in net assets	1,418,410

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $555)	$ 1,418,410

Financial Highlights - Class A

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	1.019
Net realized and unrealized gain (loss)	(3.322)
Total from investment operations	(2.303)
Distributions from net investment income	(.987)
Distributions from net realized gain	(.190)
Total distributions	(1.177)
Net asset value, end of period	$ 46.52
Total Return B, C, D	(4.75)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	2.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 402
Portfolio turnover rate	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.918
Net realized and unrealized gain (loss)	(3.339)
Total from investment operations	(2.421)
Distributions from net investment income	(.869)
Distributions from net realized gain	(.190)
Total distributions	(1.059)
Net asset value, end of period	$ 46.52
Total Return B, C, D	(4.98)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	2.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95
Portfolio turnover rate	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.690
Net realized and unrealized gain (loss)	(3.342)
Total from investment operations	(2.652)
Distributions from net investment income	(.648)
Distributions from net realized gain	(.190)
Total distributions	(.838)
Net asset value, end of period	$ 46.51
Total Return B, C, D	(5.42)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	1.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95
Portfolio turnover rate	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2032

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.122
Net realized and unrealized gain (loss)	(3.310)
Total from investment operations	(2.188)
Distributions from net investment income	(1.092)
Distributions from net realized gain	(.190)
Total distributions	(1.282)
Net asset value, end of period	$ 46.53
Total Return B, C	(4.53)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 731
Portfolio turnover rate	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.147
Net realized and unrealized gain (loss)	(3.335)
Total from investment operations	(2.188)
Distributions from net investment income	(1.092)
Distributions from net realized gain	(.190)
Total distributions	(1.282)
Net asset value, end of period	$ 46.53
Total Return B, C	(4.53)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 96
Portfolio turnover rate	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2034 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	7.0	7.1
Fidelity Advisor Mid Cap II Fund Institutional Class	6.0	5.7
Fidelity Broad Market Opportunities Fund	9.4	9.4
Fidelity Disciplined Equity Fund	5.9	6.0
Fidelity Equity-Income Fund	5.7	5.8
Fidelity Large Cap Core Enhanced Index Fund	9.5	9.5
Fidelity Small Cap Opportunities Fund	3.8	3.6
	47.3	47.1
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	10.7	10.9
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.0	3.0
Fidelity Strategic Income Fund	3.1	3.1
	6.1	6.1
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.5	5.6
Fidelity Strategic Real Return Fund	5.6	5.6
Fidelity Total Bond Fund	16.3	16.5
	27.4	27.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	4.2	3.9
Fidelity Short-Term Bond Fund	4.3	4.3
	8.5	8.2
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	47.3%
International Equity Funds	10.7%
High Yield Fixed-Income Funds	6.1%
Investment Grade Fixed-Income Funds	27.4%
Short-Term Funds	8.5%

Six months ago
Domestic Equity Funds	47.1%
International Equity Funds	10.9%
High Yield Fixed-Income Funds	6.1%
Investment Grade Fixed-Income Funds	27.7%
Short-Term Funds	8.2%

Expected
Domestic Equity Funds	47.8%
International Equity Funds	10.5%
High Yield Fixed-Income Funds	5.7%
Investment Grade Fixed-Income Funds	26.7%
Short-Term Funds	9.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2008. The current allocation is based on the fund's holdings as of July 31, 2008. The expected allocation represents the fund's anticipated allocation at January 31, 2009.

Annual Report

Fidelity Income Replacement 2034 Fund

Investments July 31, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 58.0%
	Shares	Value
Domestic Equity Funds - 47.3%
Fidelity 100 Index Fund	7,485	$ 68,410
Fidelity Advisor Mid Cap II Fund Institutional Class	3,704	58,048
Fidelity Broad Market Opportunities Fund	10,272	91,522
Fidelity Disciplined Equity Fund	2,276	57,879
Fidelity Equity-Income Fund	1,225	55,335
Fidelity Large Cap Core Enhanced Index Fund	10,453	92,823
Fidelity Small Cap Opportunities Fund	4,681	37,304
TOTAL DOMESTIC EQUITY FUNDS		461,321
International Equity Funds - 10.7%
Fidelity Advisor International Discovery Fund Institutional Class	2,847	103,661
TOTAL EQUITY FUNDS (Cost $634,539)		564,982
Fixed-Income Funds - 33.5%

High Yield Fixed-Income Funds - 6.1%
Fidelity Capital & Income Fund	3,681	29,782
Fidelity Strategic Income Fund	2,939	29,889
TOTAL HIGH YIELD FIXED-INCOME FUNDS		59,671
Investment Grade Fixed-Income Funds - 27.4%
Fidelity Government Income Fund	5,172	53,689
Fidelity Strategic Real Return Fund	5,344	54,032
Fidelity Total Bond Fund	15,805	158,999
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		266,720
TOTAL FIXED-INCOME FUNDS (Cost $331,878)		326,391
Short-Term Funds - 8.5%

Fidelity Institutional Money Market Portfolio Institutional Class	41,521	41,521
Fidelity Short-Term Bond Fund	5,018	41,749
TOTAL SHORT-TERM FUNDS (Cost $84,579)		83,270
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,050,996)		$ 974,643

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2034 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2008

Assets
Investment in securities, at value (cost $1,050,996) - See accompanying schedule		$ 974,643
Cash		72
Total assets		974,715

Liabilities
Payable for investments purchased	$ 62
Distribution fees payable	147
Total liabilities		209

Net Assets		$ 974,506
Net Assets consist of:
Paid in capital		$ 1,041,054
Undistributed net investment income		367
Accumulated undistributed net realized gain (loss) on investments		9,438
Net unrealized appreciation (depreciation) on investments		(76,353)
Net Assets		$ 974,506

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($138,270 ÷ 2,980.0 shares)		$ 46.40

Maximum offering price per share (100/94.25 of $46.40)		$ 49.21
Class T: Net Asset Value and redemption price per share ($94,789 ÷ 2,043.0 shares)		$ 46.40

Maximum offering price per share (100/96.50 of $46.40)		$ 48.08

Class C: Net Asset Value and offering price per share ($94,355 ÷ 2,033.8 shares)A		$ 46.39

Income Replacement 2034: Net Asset Value, offering price and redemption price per share ($551,863 ÷ 11,893.1 shares)		$ 46.40

Institutional Class: Net Asset Value, offering price and redemption price per share ($95,229 ÷ 2,052.1 shares)		$ 46.41

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period August 30, 2007 (commencement of operations) to July 31, 2008

Investment Income
Income distributions from underlying funds		$ 17,494
Interest		114
Total income		17,608

Expenses
Distribution fees	$ 1,665
Independent trustees' compensation	2
Total expenses before reductions	1,667
Expense reductions	(2)	1,665
Net investment income (loss)		15,943
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,672)
Capital gain distributions from underlying funds	14,075	12,403
Change in net unrealized appreciation (depreciation) on underlying funds		(76,353)
Net gain (loss)		(63,950)
Net increase (decrease) in net assets resulting from operations		$ (48,007)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2034 Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,943
Net realized gain (loss)	12,403
Change in net unrealized appreciation (depreciation)	(76,353)
Net increase (decrease) in net assets resulting from operations	(48,007)
Distributions to shareholders from net investment income	(15,577)
Distributions to shareholders from net realized gain	(2,963)
Total distributions	(18,540)
Share transactions - net increase (decrease)	1,041,053
Total increase (decrease) in net assets	974,506

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $367)	$ 974,506

Financial Highlights - Class A

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.994
Net realized and unrealized gain (loss)	(3.438)
Total from investment operations	(2.444)
Distributions from net investment income	(.956)
Distributions from net realized gain	(.200)
Total distributions	(1.156)
Net asset value, end of period	$ 46.40
Total Return B, C, D	(5.04)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	2.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 138
Portfolio turnover rate	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the period shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.875
Net realized and unrealized gain (loss)	(3.431)
Total from investment operations	(2.556)
Distributions from net investment income	(.844)
Distributions from net realized gain	(.200)
Total distributions	(1.044)
Net asset value, end of period	$ 46.40
Total Return B, C, D	(5.25)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	1.94% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95
Portfolio turnover rate	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the period shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.658
Net realized and unrealized gain (loss)	(3.448)
Total from investment operations	(2.790)
Distributions from net investment income	(.620)
Distributions from net realized gain	(.200)
Total distributions	(.820)
Net asset value, end of period	$ 46.39
Total Return B, C, D	(5.70)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 94
Portfolio turnover rate	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the period shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2034

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.090
Net realized and unrealized gain (loss)	(3.425)
Total from investment operations	(2.335)
Distributions from net investment income	(1.065)
Distributions from net realized gain	(.200)
Total distributions	(1.265)
Net asset value, end of period	$ 46.40
Total Return B, C	(4.83)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	2.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 552
Portfolio turnover rate	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.114
Net realized and unrealized gain (loss)	(3.439)
Total from investment operations	(2.325)
Distributions from net investment income	(1.065)
Distributions from net realized gain	(.200)
Total distributions	(1.265)
Net asset value, end of period	$ 46.41
Total Return B, C	(4.81)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	2.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95
Portfolio turnover rate	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the period shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2036 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	7.2	7.3
Fidelity Advisor Mid Cap II Fund Institutional Class	6.1	5.8
Fidelity Broad Market Opportunities Fund	9.6	9.5
Fidelity Disciplined Equity Fund	6.1	6.0
Fidelity Equity-Income Fund	5.9	6.0
Fidelity Large Cap Core Enhanced Index Fund	9.7	9.6
Fidelity Small Cap Opportunities Fund	3.9	3.7
	48.5	47.9
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	11.6	11.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.2	3.2
Fidelity Strategic Income Fund	3.2	3.3
	6.4	6.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.5	5.7
Fidelity Strategic Real Return Fund	5.5	5.6
Fidelity Total Bond Fund	16.4	16.8
	27.4	28.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	3.1	2.8
Fidelity Short-Term Bond Fund	3.0	3.0
	6.1	5.8
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	48.5%
International Equity Funds	11.6%
High Yield Fixed-Income Funds	6.4%
Investment Grade Fixed-Income Funds	27.4%
Short-Term Funds	6.1%

Six months ago
Domestic Equity Funds	47.9%
International Equity Funds	11.7%
High Yield Fixed-Income Funds	6.5%
Investment Grade Fixed-Income Funds	28.1%
Short-Term Funds	5.8%

Expected
Domestic Equity Funds	49.0%
International Equity Funds	11.5%
High Yield Fixed-Income Funds	6.0%
Investment Grade Fixed-Income Funds	26.4%
Short-Term Funds	7.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2008. The current allocation is based on the fund's holdings as of July 31, 2008. The expected allocation represents the fund's anticipated allocation at January 31, 2009.

Annual Report

Fidelity Income Replacement 2036 Fund

Investments July 31, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 60.1%
	Shares	Value
Domestic Equity Funds - 48.5%
Fidelity 100 Index Fund	13,281	$ 121,389
Fidelity Advisor Mid Cap II Fund Institutional Class	6,504	101,918
Fidelity Broad Market Opportunities Fund	18,079	161,081
Fidelity Disciplined Equity Fund	4,003	101,787
Fidelity Equity-Income Fund	2,187	98,752
Fidelity Large Cap Core Enhanced Index Fund	18,453	163,859
Fidelity Small Cap Opportunities Fund	8,243	65,699
TOTAL DOMESTIC EQUITY FUNDS		814,485
International Equity Funds - 11.6%
Fidelity Advisor International Discovery Fund Institutional Class	5,327	193,971
TOTAL EQUITY FUNDS (Cost $1,143,190)		1,008,456
Fixed-Income Funds - 33.8%

High Yield Fixed-Income Funds - 6.4%
Fidelity Capital & Income Fund	6,650	53,799
Fidelity Strategic Income Fund	5,363	54,547
TOTAL HIGH YIELD FIXED-INCOME FUNDS		108,346
Investment Grade Fixed-Income Funds - 27.4%
Fidelity Government Income Fund	8,929	92,679
Fidelity Strategic Real Return Fund	9,125	92,250
Fidelity Total Bond Fund	27,313	274,767
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		459,696
TOTAL FIXED-INCOME FUNDS (Cost $577,023)		568,042
Short-Term Funds - 6.1%

Fidelity Institutional Money Market Portfolio Institutional Class	51,102	51,102
Fidelity Short-Term Bond Fund	6,101	50,762
TOTAL SHORT-TERM FUNDS (Cost $103,562)		101,864
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,823,775)		$ 1,678,362
Income Tax Information
At July 31, 2008, the fund had a capital loss carryforward of approximately $20 all of which will expire on July 31, 2016.
The fund intends to elect to defer to its fiscal year ending July 31, 2009 approximately $24,292 of losses recognized during the period November 1, 2007 to July 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2036 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2008

Assets
Investment in securities, at value (cost $1,823,775) - See accompanying schedule		$ 1,678,362
Cash		75
Total assets		1,678,437

Liabilities
Payable for investments purchased	$ 1
Distribution fees payable	259
Total liabilities		260

Net Assets		$ 1,678,177
Net Assets consist of:
Paid in capital		$ 1,846,905
Undistributed net investment income		605
Accumulated undistributed net realized gain (loss) on investments		(23,920)
Net unrealized appreciation (depreciation) on investments		(145,413)
Net Assets		$ 1,678,177

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($94,874 ÷ 2,044.8 shares)		$ 46.40

Maximum offering price per share (100/94.25 of $46.40)		$ 49.22
Class T: Net Asset Value and redemption price per share ($384,090 ÷ 8,280.0 shares)		$ 46.39

Maximum offering price per share (100/96.50 of $46.39)		$ 48.07

Class C: Net Asset Value and offering price per share ($94,221 ÷ 2,031.1 shares)A		$ 46.39

Income Replacement 2036: Net Asset Value, offering price and redemption price per share ($986,426 ÷ 21,257.7 shares)		$ 46.40

Institutional Class: Net Asset Value, offering price and redemption price per share ($118,566 ÷ 2,555.2 shares)		$ 46.40

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period August 30, 2007 (commencement of operations) to July 31, 2008

Investment Income
Income distributions from underlying funds		$ 29,590
Interest		75
Total income		29,665

Expenses
Distribution fees	$ 2,499
Independent trustees' compensation	5
Total expenses before reductions	2,504
Expense reductions	(5)	2,499
Net investment income (loss)		27,166
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(43,572)
Capital gain distributions from underlying funds	24,643	(18,929)
Change in net unrealized appreciation (depreciation) on underlying funds		(145,413)
Net gain (loss)		(164,342)
Net increase (decrease) in net assets resulting from operations		$ (137,176)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2036 Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 27,166
Net realized gain (loss)	(18,929)
Change in net unrealized appreciation (depreciation)	(145,413)
Net increase (decrease) in net assets resulting from operations	(137,176)
Distributions to shareholders from net investment income	(26,561)
Distributions to shareholders from net realized gain	(4,991)
Total distributions	(31,552)
Share transactions - net increase (decrease)	1,846,905
Total increase (decrease) in net assets	1,678,177

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $605)	$ 1,678,177

Financial Highlights - Class A

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.951
Net realized and unrealized gain (loss)	(3.464)
Total from investment operations	(2.513)
Distributions from net investment income	(.897)
Distributions from net realized gain	(.190)
Total distributions	(1.087)
Net asset value, end of period	$ 46.40
Total Return B, C, D	(5.17)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	2.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95
Portfolio turnover rate	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.823
Net realized and unrealized gain (loss)	(3.449)
Total from investment operations	(2.626)
Distributions from net investment income	(.794)
Distributions from net realized gain	(.190)
Total distributions	(.984)
Net asset value, end of period	$ 46.39
Total Return B, C, D	(5.39)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	1.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 384
Portfolio turnover rate	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.609
Net realized and unrealized gain (loss)	(3.465)
Total from investment operations	(2.856)
Distributions from net investment income	(.564)
Distributions from net realized gain	(.190)
Total distributions	(.754)
Net asset value, end of period	$ 46.39
Total Return B, C, D	(5.82)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	1.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 94
Portfolio turnover rate	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2036

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.043
Net realized and unrealized gain (loss)	(3.445)
Total from investment operations	(2.402)
Distributions from net investment income	(1.008)
Distributions from net realized gain	(.190)
Total distributions	(1.198)
Net asset value, end of period	$ 46.40
Total Return B, C	(4.96)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	2.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 986
Portfolio turnover rate	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.064
Net realized and unrealized gain (loss)	(3.466)
Total from investment operations	(2.402)
Distributions from net investment income	(1.008)
Distributions from net realized gain	(.190)
Total distributions	(1.198)
Net asset value, end of period	$ 46.40
Total Return B, C	(4.96)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	2.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 119
Portfolio turnover rate	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2038 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	7.5	7.6
Fidelity Advisor Mid Cap II Fund Institutional Class	6.2	6.0
Fidelity Broad Market Opportunities Fund	9.9	10.1
Fidelity Disciplined Equity Fund	6.3	6.3
Fidelity Equity-Income Fund	6.1	6.5
Fidelity Large Cap Core Enhanced Index Fund	10.1	10.2
Fidelity Small Cap Opportunities Fund	4.1	4.1
	50.2	50.8
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	12.2	12.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.4	3.3
Fidelity Strategic Income Fund	3.4	3.3
	6.8	6.6
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.4	5.3
Fidelity Strategic Real Return Fund	5.4	5.3
Fidelity Total Bond Fund	16.0	15.7
	26.8	26.3
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	2.0	2.0
Fidelity Short-Term Bond Fund	2.0	1.9
	4.0	3.9
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	50.2%
International Equity Funds	12.2%
High Yield Fixed-Income Funds	6.8%
Investment Grade Fixed-Income Funds	26.8%
Short-Term Funds	4.0%

Six months ago
Domestic Equity Funds	50.8%
International Equity Funds	12.4%
High Yield Fixed-Income Funds	6.6%
Investment Grade Fixed-Income Funds	26.3%
Short-Term Funds	3.9%

Expected
Domestic Equity Funds	50.4%
International Equity Funds	12.6%
High Yield Fixed-Income Funds	6.5%
Investment Grade Fixed-Income Funds	26.0%
Short-Term Funds	4.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2008. The current allocation is based on the fund's holdings as of July 31, 2008. The expected allocation represents the fund's anticipated allocation at January 31, 2009.

Annual Report

Fidelity Income Replacement 2038 Fund

Investments July 31, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 62.4%
	Shares	Value
Domestic Equity Funds - 50.2%
Fidelity 100 Index Fund	12,155	$ 111,093
Fidelity Advisor Mid Cap II Fund Institutional Class	5,931	92,946
Fidelity Broad Market Opportunities Fund	16,553	147,484
Fidelity Disciplined Equity Fund	3,657	93,002
Fidelity Equity-Income Fund	2,009	90,711
Fidelity Large Cap Core Enhanced Index Fund	16,858	149,696
Fidelity Small Cap Opportunities Fund	7,672	61,145
TOTAL DOMESTIC EQUITY FUNDS		746,077
International Equity Funds - 12.2%
Fidelity Advisor International Discovery Fund Institutional Class	5,000	182,036
TOTAL EQUITY FUNDS (Cost $1,014,447)		928,113
Fixed-Income Funds - 33.6%

High Yield Fixed-Income Funds - 6.8%
Fidelity Capital & Income Fund	6,195	50,118
Fidelity Strategic Income Fund	4,952	50,362
TOTAL HIGH YIELD FIXED-INCOME FUNDS		100,480
Investment Grade Fixed-Income Funds - 26.8%
Fidelity Government Income Fund	7,729	80,225
Fidelity Strategic Real Return Fund	7,917	80,042
Fidelity Total Bond Fund	23,725	238,674
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		398,941
TOTAL FIXED-INCOME FUNDS (Cost $509,679)		499,421
Short-Term Funds - 4.0%

Fidelity Institutional Money Market Portfolio Institutional Class	29,973	29,973
Fidelity Short-Term Bond Fund	3,540	29,452
TOTAL SHORT-TERM FUNDS (Cost $60,171)		59,425
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,584,297)		$ 1,486,959

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2038 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2008
Assets
Investment in securities, at value (cost $1,584,297) - See accompanying schedule	$ 1,486,959
Cash	39
Total assets	1,486,998

Liabilities
Distribution fees payable	131

Net Assets	$ 1,486,867
Net Assets consist of:
Paid in capital	$ 1,585,675
Undistributed net investment income	476
Accumulated undistributed net realized gain (loss) on investments	(1,946)
Net unrealized appreciation (depreciation) on investments	(97,338)
Net Assets	$ 1,486,867
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($91,287 ÷ 2,016.9 shares)	$ 45.26

Maximum offering price per share (100/94.25 of $45.26)	$ 48.02
Class T: Net Asset Value and redemption price per share ($91,153 ÷ 2,014.0 shares)	$ 45.26

Maximum offering price per share (100/96.50 of $45.26)	$ 46.90

Class C: Net Asset Value and offering price per share ($90,885 ÷ 2,008.8 shares)A	$ 45.24

Income Replacement 2038: Net Asset Value, offering price and redemption price per share ($1,122,121 ÷ 24,788.5 shares)	$ 45.27

Institutional Class: Net Asset Value, offering price and redemption price per share ($91,421 ÷ 2,019.7 shares)	$ 45.26

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period December 31, 2007 (commencement of operations) to July 31, 2008
Investment Income
Income distributions from underlying funds		$ 12,507
Interest		39
Total income		12,546

Expenses
Distribution fees	$ 973
Independent trustees' compensation	2
Total expenses before reductions	975
Expense reductions	(2)	973
Net investment income (loss)		11,573
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(3,522)
Capital gain distributions from underlying funds	1,576	(1,946)
Change in net unrealized appreciation (depreciation) on underlying funds		(97,338)
Net gain (loss)		(99,284)
Net increase (decrease) in net assets resulting from operations		$ (87,711)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2038 Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period December 31, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,573
Net realized gain (loss)	(1,946)
Change in net unrealized appreciation (depreciation)	(97,338)
Net increase (decrease) in net assets resulting from operations	(87,711)
Distributions to shareholders from net investment income	(11,097)
Share transactions - net increase (decrease)	1,585,675
Total increase (decrease) in net assets	1,486,867

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $476)	$ 1,486,867

Financial Highlights - Class A

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.442
Net realized and unrealized gain (loss)	(4.811)
Total from investment operations	(4.369)
Distributions from net investment income	(.371)
Net asset value, end of period	$ 45.26
Total Return B, C, D	(8.76)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	1.59% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 91
Portfolio turnover rate	13%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.373
Net realized and unrealized gain (loss)	(4.809)
Total from investment operations	(4.436)
Distributions from net investment income	(.304)
Net asset value, end of period	$ 45.26
Total Return B, C, D	(8.89)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	1.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 91
Portfolio turnover rate	13%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.233
Net realized and unrealized gain (loss)	(4.812)
Total from investment operations	(4.579)
Distributions from net investment income	(.181)
Net asset value, end of period	$ 45.24
Total Return B, C, D	(9.17)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 91
Portfolio turnover rate	13%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2038

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.502
Net realized and unrealized gain (loss)	(4.795)
Total from investment operations	(4.293)
Distributions from net investment income	(.437)
Net asset value, end of period	$ 45.27
Total Return B, C	(8.61)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,122
Portfolio turnover rate	13%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.511
Net realized and unrealized gain (loss)	(4.814)
Total from investment operations	(4.303)
Distributions from net investment income	(.437)
Net asset value, end of period	$ 45.26
Total Return B, C	(8.63)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 91
Portfolio turnover rate	13%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2040 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	7.6	7.7
Fidelity Advisor Mid Cap II Fund Institutional Class	6.3	6.0
Fidelity Broad Market Opportunities Fund	10.1	10.1
Fidelity Disciplined Equity Fund	6.3	6.3
Fidelity Equity-Income Fund	6.2	6.5
Fidelity Large Cap Core Enhanced Index Fund	10.2	10.1
Fidelity Small Cap Opportunities Fund	4.2	4.0
	50.9	50.7
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	12.4	12.3
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.5	3.5
Fidelity Strategic Income Fund	3.5	3.5
	7.0	7.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.4	5.5
Fidelity Strategic Real Return Fund	5.4	5.4
Fidelity Total Bond Fund	16.1	16.3
	26.9	27.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	1.4	1.4
Fidelity Short-Term Bond Fund	1.4	1.4
	2.8	2.8
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	50.9%
International Equity Funds	12.4%
High Yield Fixed-Income Funds	7.0%
Investment Grade Fixed-Income Funds	26.9%
Short-Term Funds	2.8%

Six months ago
Domestic Equity Funds	50.7%
International Equity Funds	12.3%
High Yield Fixed-Income Funds	7.0%
Investment Grade Fixed-Income Funds	27.2%
Short-Term Funds	2.8%

Expected
Domestic Equity Funds	51.3%
International Equity Funds	12.8%
High Yield Fixed-Income Funds	6.7%
Investment Grade Fixed-Income Funds	26.0%
Short-Term Funds	3.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2008. The current allocation is based on the fund's holdings as of July 31, 2008. The expected allocation represents the fund's anticipated allocation at January 31, 2009.

Annual Report

Fidelity Income Replacement 2040 Fund

Investments July 31, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 63.3%
	Shares	Value
Domestic Equity Funds - 50.9%
Fidelity 100 Index Fund	8,324	$ 76,083
Fidelity Advisor Mid Cap II Fund Institutional Class	4,056	63,552
Fidelity Broad Market Opportunities Fund	11,328	100,931
Fidelity Disciplined Equity Fund	2,497	63,486
Fidelity Equity-Income Fund	1,378	62,245
Fidelity Large Cap Core Enhanced Index Fund	11,543	102,505
Fidelity Small Cap Opportunities Fund	5,211	41,535
TOTAL DOMESTIC EQUITY FUNDS		510,337
International Equity Funds - 12.4%
Fidelity Advisor International Discovery Fund Institutional Class	3,419	124,493
TOTAL EQUITY FUNDS (Cost $703,741)		634,830
Fixed-Income Funds - 33.9%

High Yield Fixed-Income Funds - 7.0%
Fidelity Capital & Income Fund	4,342	35,127
Fidelity Strategic Income Fund	3,475	35,344
TOTAL HIGH YIELD FIXED-INCOME FUNDS		70,471
Investment Grade Fixed-Income Funds - 26.9%
Fidelity Government Income Fund	5,233	54,318
Fidelity Strategic Real Return Fund	5,368	54,269
Fidelity Total Bond Fund	16,049	161,459
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		270,046
TOTAL FIXED-INCOME FUNDS (Cost $347,881)		340,517
Short-Term Funds - 2.8%

Fidelity Institutional Money Market Portfolio Institutional Class	14,408	14,408
Fidelity Short-Term Bond Fund	1,693	14,083
TOTAL SHORT-TERM FUNDS (Cost $28,905)		28,491
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,080,527)		$ 1,003,838

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2040 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2008
Assets
Investment in securities, at value (cost $1,080,527) - See accompanying schedule	$ 1,003,838
Cash	39
Total assets	1,003,877

Liabilities
Distribution fees payable	148

Net Assets	$ 1,003,729
Net Assets consist of:
Paid in capital	$ 1,079,269
Undistributed net investment income	337
Accumulated undistributed net realized gain (loss) on investments	812
Net unrealized appreciation (depreciation) on investments	(76,689)
Net Assets	$ 1,003,729
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($91,278 ÷ 2,018.0 shares)	$ 45.23

Maximum offering price per share (100/94.25 of $45.23)	$ 47.99
Class T: Net Asset Value and redemption price per share ($132,490 ÷ 2,929.4 shares)	$ 45.23

Maximum offering price per share (100/96.50 of $45.23)	$ 46.87

Class C: Net Asset Value and offering price per share ($90,876 ÷ 2,009.5 shares)A	$ 45.22

Income Replacement 2040: Net Asset Value, offering price and redemption price per share ($597,673 ÷ 13,213.6 shares)	$ 45.23

Institutional Class: Net Asset Value, offering price and redemption price per share ($91,412 ÷ 2,020.9 shares)	$ 45.23

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period December 31, 2007 (commencement of operations) to July 31, 2008
Investment Income
Income distributions from underlying funds		$ 9,280
Interest		39
Total income		9,319

Expenses
Distribution fees	$ 1,003
Independent trustees' compensation	2
Total expenses before reductions	1,005
Expense reductions	(2)	1,003
Net investment income (loss)		8,316
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(493)
Capital gain distributions from underlying funds	1,305	812
Change in net unrealized appreciation (depreciation) on underlying funds		(76,689)
Net gain (loss)		(75,877)
Net increase (decrease) in net assets resulting from operations		$ (67,561)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2040 Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period December 31, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,316
Net realized gain (loss)	812
Change in net unrealized appreciation (depreciation)	(76,689)
Net increase (decrease) in net assets resulting from operations	(67,561)
Distributions to shareholders from net investment income	(7,979)
Share transactions - net increase (decrease)	1,079,269
Total increase (decrease) in net assets	1,003,729

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $337)	$ 1,003,729

Financial Highlights - Class A

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.442
Net realized and unrealized gain (loss)	(4.814)
Total from investment operations	(4.372)
Distributions from net investment income	(.398)
Net asset value, end of period	$ 45.23
Total Return B, C, D	(8.77)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	1.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 91
Portfolio turnover rate	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.371
Net realized and unrealized gain (loss)	(4.809)
Total from investment operations	(4.438)
Distributions from net investment income	(.332)
Net asset value, end of period	$ 45.23
Total Return B, C, D	(8.90)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	1.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 132
Portfolio turnover rate	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.234
Net realized and unrealized gain (loss)	(4.816)
Total from investment operations	(4.582)
Distributions from net investment income	(.198)
Net asset value, end of period	$ 45.22
Total Return B, C, D	(9.18)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 91
Portfolio turnover rate	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2040

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.504
Net realized and unrealized gain (loss)	(4.810)
Total from investment operations	(4.306)
Distributions from net investment income	(.464)
Net asset value, end of period	$ 45.23
Total Return B, C	(8.64)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 598
Portfolio turnover rate	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.512
Net realized and unrealized gain (loss)	(4.818)
Total from investment operations	(4.306)
Distributions from net investment income	(.464)
Net asset value, end of period	$ 45.23
Total Return B, C	(8.64)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 91
Portfolio turnover rate	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2042 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	7.6	7.8
Fidelity Advisor Mid Cap II Fund Institutional Class	6.4	6.1
Fidelity Broad Market Opportunities Fund	10.2	10.2
Fidelity Disciplined Equity Fund	6.4	6.4
Fidelity Equity-Income Fund	6.2	6.6
Fidelity Large Cap Core Enhanced Index Fund	10.3	10.3
Fidelity Small Cap Opportunities Fund	4.2	4.2
	51.3	51.6
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	12.5	12.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.6	3.5
Fidelity Strategic Income Fund	3.6	3.6
	7.2	7.1
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.4	5.4
Fidelity Strategic Real Return Fund	5.4	5.4
Fidelity Total Bond Fund	16.1	16.0
	26.9	26.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	1.1	1.1
Fidelity Short-Term Bond Fund	1.0	1.0
	2.1	2.1
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	51.3%
International Equity Funds	12.5%
High Yield Fixed-Income Funds	7.2%
Investment Grade Fixed-Income Funds	26.9%
Short-Term Funds	2.1%

Six months ago
Domestic Equity Funds	51.6%
International Equity Funds	12.4%
High Yield Fixed-Income Funds	7.1%
Investment Grade Fixed-Income Funds	26.8%
Short-Term Funds	2.1%

Expected
Domestic Equity Funds	51.8%
International Equity Funds	13.0%
High Yield Fixed-Income Funds	6.9%
Investment Grade Fixed-Income Funds	26.0%
Short-Term Funds	2.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2008. The current allocation is based on the fund's holdings as of July 31, 2008. The expected allocation represents the fund's anticipated allocation at January 31, 2009.

Annual Report

Fidelity Income Replacement 2042 Fund

Investments July 31, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 63.8%
	Shares	Value
Domestic Equity Funds - 51.3%
Fidelity 100 Index Fund	11,136	$ 101,787
Fidelity Advisor Mid Cap II Fund Institutional Class	5,438	85,209
Fidelity Broad Market Opportunities Fund	15,204	135,470
Fidelity Disciplined Equity Fund	3,348	85,151
Fidelity Equity-Income Fund	1,848	83,464
Fidelity Large Cap Core Enhanced Index Fund	15,459	137,276
Fidelity Small Cap Opportunities Fund	7,033	56,053
TOTAL DOMESTIC EQUITY FUNDS		684,410
International Equity Funds - 12.5%
Fidelity Advisor International Discovery Fund Institutional Class	4,567	166,273
TOTAL EQUITY FUNDS (Cost $951,224)		850,683
Fixed-Income Funds - 34.1%

High Yield Fixed-Income Funds - 7.2%
Fidelity Capital & Income Fund	5,924	47,929
Fidelity Strategic Income Fund	4,744	48,245
TOTAL HIGH YIELD FIXED-INCOME FUNDS		96,174
Investment Grade Fixed-Income Funds - 26.9%
Fidelity Government Income Fund	6,941	72,046
Fidelity Strategic Real Return Fund	7,126	72,046
Fidelity Total Bond Fund	21,318	214,462
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		358,554
TOTAL-INCOME FUNDS (Cost $464,810)		454,728
Short-Term Funds - 2.1%

Fidelity Institutional Money Market Portfolio Institutional Class	14,175	14,175
Fidelity Short-Term Bond Fund	1,663	13,836
TOTAL SHORT-TERM FUNDS (Cost $28,401)		28,011
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,444,435)		$ 1,333,422

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2042 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2008

Assets
Investment in securities, at value (cost $1,444,435) - See accompanying schedule	$ 1,333,422
Cash	39
Total assets	1,333,461

Liabilities
Distribution fees payable	133

Net Assets	$ 1,333,328
Net Assets consist of:
Paid in capital	$ 1,443,784
Undistributed net investment income	450
Accumulated undistributed net realized gain (loss) on investments	107
Net unrealized appreciation (depreciation) on investments	(111,013)
Net Assets	$ 1,333,328

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($91,188 ÷ 2,017.6 shares)	$ 45.20

Maximum offering price per share (100/94.25 of $45.20)	$ 47.96
Class T: Net Asset Value and redemption price per share ($91,055 ÷ 2,014.8 shares)	$ 45.19

Maximum offering price per share (100/96.50 of $45.19)	$ 46.83

Class C: Net Asset Value and offering price per share ($90,787 ÷ 2,009.1 shares)A	$ 45.19

Income Replacement 2042: Net Asset Value, offering price and redemption price per share ($968,976 ÷ 21,437.5 shares)	$ 45.20

Institutional Class: Net Asset Value, offering price and redemption price per share ($91,322 ÷ 2,020.5 shares)	$ 45.20

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period December 31, 2007 (commencement of operations) to July 31, 2008

Investment Income
Income distributions from underlying funds		$ 12,163
Interest		39
Total income		12,202

Expenses
Distribution fees	$ 973
Independent trustees' compensation	3
Total expenses before reductions	976
Expense reductions	(3)	973
Net investment income (loss)		11,229
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,593)
Capital gain distributions from underlying funds	1,700	107
Change in net unrealized appreciation (depreciation) on underlying funds		(111,013)
Net gain (loss)		(110,906)
Net increase (decrease) in net assets resulting from operations		$ (99,677)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2042 Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period December 31, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,229
Net realized gain (loss)	107
Change in net unrealized appreciation (depreciation)	(111,013)
Net increase (decrease) in net assets resulting from operations	(99,677)
Distributions to shareholders from net investment income	(10,780)
Share transactions - net increase (decrease)	1,443,785
Total increase (decrease) in net assets	1,333,328

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $450)	$ 1,333,328

Financial Highlights - Class A

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.425
Net realized and unrealized gain (loss)	(4.836)
Total from investment operations	(4.411)
Distributions from net investment income	(.389)
Net asset value, end of period	$ 45.20
Total Return B, C, D	(8.85)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	1.57% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 91
Portfolio turnover rate	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.365
Net realized and unrealized gain (loss)	(4.852)
Total from investment operations	(4.487)
Distributions from net investment income	(.323)
Net asset value, end of period	$ 45.19
Total Return B, C, D	(9.00)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	1.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 91
Portfolio turnover rate	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.226
Net realized and unrealized gain (loss)	(4.846)
Total from investment operations	(4.620)
Distributions from net investment income	(.190)
Net asset value, end of period	$ 45.19
Total Return B, C, D	(9.25)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 91
Portfolio turnover rate	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2042

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.496
Net realized and unrealized gain (loss)	(4.840)
Total from investment operations	(4.344)
Distributions from net investment income	(.456)
Net asset value, end of period	$ 45.20
Total Return B, C	(8.72)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	1.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 969
Portfolio turnover rate	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.504
Net realized and unrealized gain (loss)	(4.848)
Total from investment operations	(4.344)
Distributions from net investment income	(.456)
Net asset value, end of period	$ 45.20
Total Return B, C	(8.72)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	1.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 91
Portfolio turnover rate	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2008

1. Organization.

Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund (the Funds) are funds of Fidelity Income Fund (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, fixed income, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR) and its affiliates.

The Funds are designed for investors who seek to convert accumulated assets into regular payments over a defined period of time. The payment strategy for each Fund is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program. Participation in the Smart Payment Program will result in the gradual liquidation of the shareholder's entire investment in the Fund by its horizon date. Each Fund's name refers to the year of its horizon date.

Each Fund offers Class A, Class T, Class C, Income Replacement and Institutional Class shares, each of which has equal rights as to assets and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:
Security Valuation. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions expected to be taken in the initial filing of each Fund's federal tax return. Each of the Funds' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain Funds will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Underlying Funds, capital loss carryforwards, losses deferred due to wash sales and losses deferred due to excise tax regulations.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Income Replacement 2016 Fund	$ 10,040,129	$ 13,257	$ (504,721)	$ (491,464)
Fidelity Income Replacement 2018 Fund	7,416,956	9,245	(418,727)	(409,482)
Fidelity Income Replacement 2020 Fund	2,480,007	2,796	(121,235)	(118,439)
Fidelity Income Replacement 2022 Fund	5,894,525	6,203	(361,700)	(355,497)
Fidelity Income Replacement 2024 Fund	1,514,429	2,901	(91,770)	(88,869)
Fidelity Income Replacement 2026 Fund	1,699,017	3,729	(110,829)	(107,100)
Fidelity Income Replacement 2028 Fund	7,699,284	9,337	(417,666)	(408,329)
Fidelity Income Replacement 2030 Fund	1,318,650	2,390	(84,223)	(81,833)
Fidelity Income Replacement 2032 Fund	1,553,312	2,016	(136,890)	(134,874)
Fidelity Income Replacement 2034 Fund	1,050,996	1,445	(77,798)	(76,353)
Fidelity Income Replacement 2036 Fund	1,823,776	3,217	(148,631)	(145,414)
Fidelity Income Replacement 2038 Fund	1,584,334	1,022	(98,397)	(97,375)
Fidelity Income Replacement 2040 Fund	1,080,528	900	(77,590)	(76,690)
Fidelity Income Replacement 2042 Fund	1,444,434	979	(111,991)	(111,012)
	Undistributed Ordinary Income	Undistributed Long-term Capital Gain	Capital Loss Carryforward
Fidelity Income Replacement 2016 Fund	$ 4,829	$ -	$ (827)
Fidelity Income Replacement 2018 Fund	3,581	-	(62)
Fidelity Income Replacement 2020 Fund	1,110	3,188	-
Fidelity Income Replacement 2022 Fund	2,475	6,495	-
Fidelity Income Replacement 2024 Fund	575	-	-
Fidelity Income Replacement 2026 Fund	600	10,150	-
Fidelity Income Replacement 2028 Fund	3,156	-	(30)
Fidelity Income Replacement 2030 Fund	545	8,517	-
Fidelity Income Replacement 2032 Fund	555	10,977	-
Fidelity Income Replacement 2034 Fund	367	9,196	-
Fidelity Income Replacement 2036 Fund	605	-	(20)
Fidelity Income Replacement 2038 Fund	560	-	-
Fidelity Income Replacement 2040 Fund	477	654	-
Fidelity Income Replacement 2042 Fund	599	-	-

The tax character of distributions paid was as follows:

July 31, 2008
Ordinary Income
Fidelity Income Replacement 2016 Fund	$ 156,368
Fidelity Income Replacement 2018 Fund	113,404
Fidelity Income Replacement 2020 Fund	32,472
Fidelity Income Replacement 2022 Fund	92,097
Fidelity Income Replacement 2024 Fund	24,097
Fidelity Income Replacement 2026 Fund	25,757
Fidelity Income Replacement 2028 Fund	87,020
Fidelity Income Replacement 2030 Fund	16,956
Fidelity Income Replacement 2032 Fund	27,790
Fidelity Income Replacement 2034 Fund	18,540
Fidelity Income Replacement 2036 Fund	31,552
Fidelity Income Replacement 2038 Fund	11,097
Fidelity Income Replacement 2040 Fund	7,979
Fidelity Income Replacement 2042 Fund	10,780

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements. The Funds will adopt the provisions of SFAS 157 effective for the fiscal year beginning August 1, 2008.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Income Replacement 2016 Fund	13,062,115	2,980,893
Fidelity Income Replacement 2018 Fund	9,234,682	1,788,822
Fidelity Income Replacement 2020 Fund	2,748,647	263,672
Fidelity Income Replacement 2022 Fund	6,976,253	1,057,843
Fidelity Income Replacement 2024 Fund	1,898,393	375,337
Fidelity Income Replacement 2026 Fund	1,912,729	210,749
Fidelity Income Replacement 2028 Fund	8,894,212	1,158,306
Fidelity Income Replacement 2030 Fund	1,407,720	88,513
Fidelity Income Replacement 2032 Fund	1,795,895	238,876
Fidelity Income Replacement 2034 Fund	1,140,831	88,159
Fidelity Income Replacement 2036 Fund	2,414,130	546,784
Fidelity Income Replacement 2038 Fund	1,677,906	90,122
Fidelity Income Replacement 2040 Fund	1,099,795	18,777
Fidelity Income Replacement 2042 Fund	1,500,619	54,609

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services. Under the management contract, Strategic Advisers pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Fidelity Income Replacement 2016 Fund	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 2,297	$ 188
Class T	.25%	.25%	1,412	454
Class C	.75%	.25%	9,525	9,495
			$ 13,234	$ 10,137
Fidelity Income Replacement 2018 Fund
Class A	0%	.25%	$ 1,215	$ 232
Class T	.25%	.25%	570	467
Class C	.75%	.25%	2,313	2,312
			$ 4,098	$ 3,011

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Fidelity Income Replacement 2020 Fund	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 663	$ 230
Class T	.25%	.25%	690	462
Class C	.75%	.25%	1,593	1,501
			$ 2,946	$ 2,193
Fidelity Income Replacement 2022 Fund
Class A	0%	.25%	$ 469	$ 231
Class T	.25%	.25%	550	463
Class C	.75%	.25%	955	955
			$ 1,974	$ 1,649
Fidelity Income Replacement 2024 Fund
Class A	0%	.25%	$ 494	$ 231
Class T	.25%	.25%	466	466
Class C	.75%	.25%	1,098	1,097
			$ 2,058	$ 1,794
Fidelity Income Replacement 2026 Fund
Class A	0%	.25%	$ 274	$ 231
Class T	.25%	.25%	464	464
Class C	.75%	.25%	3,301	3,297
			$ 4,039	$ 3,992
Fidelity Income Replacement 2028 Fund
Class A	0%	.25%	$ 360	$ 225
Class T	.25%	.25%	952	454
Class C	.75%	.25%	1,164	1,115
			$ 2,476	$ 1,794
Fidelity Income Replacement 2030 Fund
Class A	0%	.25%	$ 232	$ 232
Class T	.25%	.25%	462	462
Class C	.75%	.25%	2,109	2,108
			$ 2,803	$ 2,802
Fidelity Income Replacement 2032 Fund
Class A	0%	.25%	$ 723	$ 231
Class T	.25%	.25%	462	462
Class C	.75%	.25%	921	921
			$ 2,106	$ 1,614
Fidelity Income Replacement 2034 Fund
Class A	0%	.25%	$ 280	$ 232
Class T	.25%	.25%	464	464
Class C	.75%	.25%	921	921
			$ 1,665	$ 1,617
Fidelity Income Replacement 2036 Fund
Class A	0%	.25%	$ 232	$ 232
Class T	.25%	.25%	1,346	458
Class C	.75%	.25%	921	921
			$ 2,499	$ 1,611
Fidelity Income Replacement 2038 Fund
Class A	0%	.25%	$ 139	$ 139
Class T	.25%	.25%	278	278
Class C	.75%	.25%	556	556
			$ 973	$ 973

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Fidelity Income Replacement 2040 Fund	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 139	$ 139
Class T	.25%	.25%	308	276
Class C	.75%	.25%	556	556
			$ 1,003	$ 971
Fidelity Income Replacement 2042 Fund
Class A	0%	.25%	$ 139	$ 139
Class T	.25%	.25%	278	278
Class C	.75%	.25%	556	556
			$ 973	$ 973

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Income Replacement 2016 Fund	Retained by FDC
Class A	$ 17,045
Class T	1,570
Class C*	757
$ 19,372
Fidelity Income Replacement 2018 Fund
Class A	$ 7,145
Class T	305
Class C*	11
$ 7,461
Fidelity Income Replacement 2020 Fund
Class A	$ 2,668
Class T	237
$ 2,905
Fidelity Income Replacement 2022 Fund
Class A	$ 1,600
Class T	235
$ 1,835
Fidelity Income Replacement 2024 Fund
Class A	$ 1,638
Fidelity Income Replacement 2026 Fund
Class A	$ 188
Fidelity Income Replacement 2028 Fund
Class A	$ 1,519
Class T	778
$ 2,297
Fidelity Income Replacement 2032 Fund
Class A	$ 1,114
Fidelity Income Replacement 2034 Fund
Class A	$ 453

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Fidelity Income Replacement 2036 Fund	Retained by FDC
Class T	$ 533
Fidelity Income Replacement 2040 Fund
Class T	$ 223

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

6. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded 0.00% of average net assets plus distribution and service fees applicable to each class. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Fund's were in reimbursement during the period:

Reimbursement from adviser*

Fidelity Income Replacement 2016 Fund	$ 20
Fidelity Income Replacement 2018 Fund	15
Fidelity Income Replacement 2020 Fund	5
Fidelity Income Replacement 2022 Fund	12
Fidelity Income Replacement 2024 Fund	3
Fidelity Income Replacement 2026 Fund	4
Fidelity Income Replacement 2028 Fund	13
Fidelity Income Replacement 2030 Fund	2
Fidelity Income Replacement 2032 Fund	4
Fidelity Income Replacement 2034 Fund	2
Fidelity Income Replacement 2036 Fund	5
Fidelity Income Replacement 2038 Fund	2
Fidelity Income Replacement 2040 Fund	2
Fidelity Income Replacement 2042 Fund	3

* Represents total amount reimbursed to the Fund. Each class has received its pro-rata allocation of reimbursement.

7. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Income Replacement 2016 Fund	Fidelity Income Replacement 2018 Fund	Fidelity Income Replacement 2022 Fund	Fidelity Income Replacement 2028 Fund
Fidelity Broad Market Opportunities Fund	14%	11%	10%	15%

Annual Report

Notes to Financial Statements - continued

7. Other - continued

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of Share held
Fidelity Broad Market Opportunities Fund	80%

In addition, at the end of the period, FMR or its affiliates were owners of record of more than 10% of the outstanding shares of the following funds:

Affiliated %
Fidelity Income Replacement 2020 Fund	16%
Fidelity Income Replacement 2024 Fund	27%
Fidelity Income Replacement 2032 Fund	27%
Fidelity Income Replacement 2034 Fund	39%
Fidelity Income Replacement 2036 Fund	24%
Fidelity Income Replacement 2038 Fund	25%
Fidelity Income Replacement 2040 Fund	36%
Fidelity Income Replacement 2042 Fund	27%

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Year ended July 31,	2008A
Fidelity Income Replacement 2016 Fund
From net investment income
Class A	$ 24,373
Class T	6,831
Class C	18,135
Income Replacement 2016	90,325
Institutional Class	3,781
Total	$ 143,445
From net realized gain
Class A	$ 614
Class T	512
Class C	2,180
Income Replacement 2016	9,335
Institutional Class	282
Total	$ 12,923
Fidelity Income Replacement 2018 Fund
From net investment income
Class A	$ 12,180
Class T	2,589
Class C	4,326
Income Replacement 2018	82,709
Institutional Class	3,472
Total	$ 105,276
From net realized gain
Class A	$ 262
Class T	323
Class C	389
Income Replacement 2018	6,892
Institutional Class	262
Total	$ 8,128

Annual Report

8. Distributions to Shareholders - continued

Year ended July 31,	2008A
Fidelity Income Replacement 2020 Fund
From net investment income
Class A	$ 6,115
Class T	3,050
Class C	2,845
Income Replacement 2020	14,934
Institutional Class	3,046
Total	$ 29,990
From net realized gain
Class A	$ 342
Class T	498
Class C	510
Income Replacement 2020	790
Institutional Class	342
Total	$ 2,482
Fidelity Income Replacement 2022 Fund
From net investment income
Class A	$ 4,024
Class T	2,271
Class C	1,457
Income Replacement 2022	69,351
Institutional Class	5,902
Total	$ 83,005
From net realized gain
Class A	$ 341
Class T	341
Class C	341
Income Replacement 2022	7,075
Institutional Class	994
Total	$ 9,092
Fidelity Income Replacement 2024 Fund
From net investment income
Class A	$ 4,555
Class T	1,866
Class C	1,852
Income Replacement 2024	10,602
Institutional Class	2,326
Total	$ 21,201
From net realized gain
Class A	$ 761
Class T	342
Class C	341
Income Replacement 2024	1,110
Institutional Class	342
Total	$ 2,896
Fidelity Income Replacement 2026 Fund
From net investment income
Class A	$ 2,500
Class T	1,852
Class C	5,330
Income Replacement 2026	10,061
Institutional Class	2,308
Total	$ 22,051
From net realized gain
Class A	$ 407
Class T	362
Class C	1,176
Income Replacement 2026	1,399
Institutional Class	362
Total	$ 3,706

Annual Report

Notes to Financial Statements - continued

8. Distributions to Shareholders - continued

Year ended July 31,	2008A
Fidelity Income Replacement 2028 Fund
From net investment income
Class A	$ 3,090
Class T	3,796
Class C	1,482
Income Replacement 2028	67,994
Institutional Class	2,054
Total	$ 78,416
From net realized gain
Class A	$ 322
Class T	519
Class C	321
Income Replacement 2028	7,120
Institutional Class	322
Total	$ 8,604
Fidelity Income Replacement 2030 Fund
From net investment income
Class A	$ 2,013
Class T	1,791
Class C	3,220
Income Replacement 2030	5,160
Institutional Class	2,244
Total	$ 14,428
From net realized gain
Class A	$ 382
Class T	382
Class C	905
Income Replacement 2030	477
Institutional Class	382
Total	$ 2,528
Fidelity Income Replacement 2032 Fund
From net investment income
Class A	$ 6,514
Class T	1,757
Class C	1,307
Income Replacement 2032	11,580
Institutional Class	2,212
Total	$ 23,370
From net realized gain
Class A	$ 1,345
Class T	382
Class C	381
Income Replacement 2032	1,930
Institutional Class	382
Total	$ 4,420
Fidelity Income Replacement 2034 Fund
From net investment income
Class A	$ 2,325
Class T	1,706
Class C	1,250
Income Replacement 2034	8,139
Institutional Class	2,157
Total	$ 15,577
From net realized gain
Class A	$ 402
Class T	402
Class C	401
Income Replacement 2034	1,356
Institutional Class	402
Total	$ 2,963

Annual Report

8. Distributions to Shareholders - continued

Year ended July 31,	2008A
Fidelity Income Replacement 2036 Fund
From net investment income
Class A	$ 1,814
Class T	4,886
Class C	1,137
Income Replacement 2036	16,179
Institutional Class	2,545
Total	$ 26,561
From net realized gain
Class A	$ 381
Class T	1,187
Class C	381
Income Replacement 2036	2,566
Institutional Class	476
Total	$ 4,991
Fidelity Income Replacement 2038 Fund
From net investment income
Class A	$ 745
Class T	610
Class C	363
Income Replacement 2038	8,501
Institutional Class	878
Total	$ 11,097
Fidelity Income Replacement 2040 Fund
From net investment income
Class A	$ 799
Class T	766
Class C	397
Income Replacement 2040	5,085
Institutional Class	932
Total	$ 7,979
Fidelity Income Replacement 2042 Fund
From net investment income
Class A	$ 781
Class T	648
Class C	381
Income Replacement 2042	8,054
Institutional Class	916
Total	$ 10,780

A For the period August 30, 2007 (commencement of operations) to July 31, 2008 for Fidelity Income Replacement 2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2034, 2036 Funds and for the period December 31, 2007 (commencement of operations) to July 31, 2008 for Fidelity Income Replacement 2038, 2040, 2042 Funds.

9. Share Transactions.

Transactions for each class of shares were as follows:

Year ended July 31,	Shares 2008A	Dollars 2008A
Fidelity Income Replacement 2016 Fund
Class A
Shares sold	51,887	$ 2,562,164
Reinvestment of distributions	481	23,577
Shares redeemed	(6,012)	(294,658)
Net increase (decrease)	46,356	$ 2,291,083
Class T
Shares sold	14,213	$ 703,303
Reinvestment of distributions	126	6,237
Shares redeemed	(243)	(11,945)
Net increase (decrease)	14,096	$ 697,595

Annual Report

Notes to Financial Statements - continued

9. Share Transactions - continued

Year ended July 31,	Shares 2008A	Dollars 2008A
Class C
Shares sold	36,624	$ 1,842,263
Reinvestment of distributions	396	19,625
Shares redeemed	(3,603)	(178,499)
Net increase (decrease)	33,417	$ 1,683,389
Income Replacement 2016
Shares sold	128,125	$ 6,454,165
Reinvestment of distributions	282	14,202
Shares redeemed	(26,243)	(1,295,692)
Net increase (decrease)	102,164	$ 5,172,675
Institutional Class
Shares sold	3,795	$ 190,050
Reinvestment of distributions	58	2,900
Net increase (decrease)	3,853	$ 192,950
Fidelity Income Replacement 2018 Fund
Class A
Shares sold	24,773	$ 1,220,917
Reinvestment of distributions	151	7,408
Shares redeemed	(1,591)	(78,122)
Net increase (decrease)	23,333	$ 1,150,203
Class T
Shares sold	3,187	$ 158,040
Reinvestment of distributions	49	2,418
Net increase (decrease)	3,236	$ 160,458
Class C
Shares sold	11,169	$ 549,643
Reinvestment of distributions	53	2,662
Shares redeemed	(3,529)	(172,565)
Net increase (decrease)	7,693	$ 379,740
Income Replacement 2018
Shares sold	122,952	$ 6,187,553
Reinvestment of distributions	278	13,952
Shares redeemed	(14,368)	(704,704)
Net increase (decrease)	108,862	$ 5,496,801
Institutional Class
Shares sold	4,519	$ 225,289
Reinvestment of distributions	56	2,804
Shares redeemed	(60)	(2,900)
Net increase (decrease)	4,515	$ 225,193
Fidelity Income Replacement 2020 Fund
Class A
Shares sold	10,762	$ 527,052
Reinvestment of distributions	71	3,536
Shares redeemed	(160)	(7,749)
Net increase (decrease)	10,673	$ 522,839
Class T
Shares sold	4,042	$ 202,738
Reinvestment of distributions	71	3,548
Shares redeemed	(139)	(6,586)
Net increase (decrease)	3,974	$ 199,700
Class C
Shares sold	5,838	$ 288,035
Reinvestment of distributions	55	2,753
Shares redeemed	(50)	(2,417)
Net increase (decrease)	5,843	$ 288,371
Income Replacement 2020
Shares sold	28,174	$ 1,389,273
Reinvestment of distributions	71	3,552
Shares redeemed	(2,068)	(99,949)
Net increase (decrease)	26,177	$ 1,292,876

Annual Report

9. Share Transactions - continued

Year ended July 31,	Shares 2008A	Dollars 2008A
Institutional Class
Shares sold	3,397	$ 168,160
Reinvestment of distributions	57	2,822
Net increase (decrease)	3,454	$ 170,982
Fidelity Income Replacement 2022 Fund
Class A
Shares sold	6,185	$ 306,290
Reinvestment of distributions	48	2,394
Shares redeemed	(93)	(4,482)
Net increase (decrease)	6,140	$ 304,202
Class T
Shares sold	3,924	$ 195,654
Reinvestment of distributions	53	2,613
Net increase (decrease)	3,977	$ 198,267
Class C
Shares sold	2,513	$ 125,050
Reinvestment of distributions	35	1,733
Net increase (decrease)	2,548	$ 126,783
Income Replacement 2022
Shares sold	114,310	$ 5,694,740
Reinvestment of distributions	193	9,783
Shares redeemed	(15,364)	(754,411)
Net increase (decrease)	99,139	$ 4,950,112
Institutional Class
Shares sold	5,837	$ 300,050
Reinvestment of distributions	52	2,619
Net increase (decrease)	5,889	$ 302,669
Fidelity Income Replacement 2024 Fund
Class A
Shares sold	6,152	$ 310,133
Reinvestment of distributions	95	4,738
Shares redeemed	(155)	(7,496)
Net increase (decrease)	6,092	$ 307,375
Class T
Shares sold	2,001	$ 99,021
Reinvestment of distributions	44	2,208
Net increase (decrease)	2,045	$ 101,229
Class C
Shares sold	4,943	$ 242,316
Reinvestment of distributions	40	2,004
Shares redeemed	(20)	(939)
Net increase (decrease)	4,963	$ 243,381
Income Replacement 2024
Shares sold	18,071	$ 894,960
Reinvestment of distributions	80	3,983
Shares redeemed	(2,959)	(140,970)
Net increase (decrease)	15,192	$ 757,973
Institutional Class
Shares sold	2,001	$ 100,277
Reinvestment of distributions	53	2,668
Net increase (decrease)	2,054	$ 102,945
Fidelity Income Replacement 2026 Fund
Class A
Shares sold	2,750	$ 136,448
Reinvestment of distributions	58	2,907
Net increase (decrease)	2,808	$ 139,355

Annual Report

Notes to Financial Statements - continued

9. Share Transactions - continued

Year ended July 31,	Shares 2008A	Dollars 2008A
Class T
Shares sold	2,001	$ 100,050
Reinvestment of distributions	44	2,214
Net increase (decrease)	2,045	$ 102,264
Class C
Shares sold	10,559	$ 527,050
Reinvestment of distributions	131	6,505
Shares redeemed	(307)	(14,828)
Net increase (decrease)	10,383	$ 518,727
Income Replacement 2026
Shares sold	17,326	$ 852,072
Reinvestment of distributions	117	5,806
Shares redeemed	(693)	(33,589)
Net increase (decrease)	16,750	$ 824,289
Institutional Class
Shares sold	2,001	$ 100,050
Reinvestment of distributions	53	2,670
Net increase (decrease)	2,054	$ 102,720
Fidelity Income Replacement 2028 Fund
Class A
Shares sold	7,922	$ 392,531
Reinvestment of distributions	69	3,412
Shares redeemed	(65)	(3,072)
Net increase (decrease)	7,926	$ 392,871
Class T
Shares sold	13,004	$ 639,428
Reinvestment of distributions	58	2,913
Shares redeemed	(120)	(5,688)
Net increase (decrease)	12,942	$ 636,653
Class C
Shares sold	3,181	$ 157,488
Reinvestment of distributions	31	1,557
Net increase (decrease)	3,212	$ 159,045
Income Replacement 2028
Shares sold	148,761	$ 7,341,752
Reinvestment of distributions	196	9,925
Shares redeemed	(19,359)	(940,882)
Net increase (decrease)	129,598	$ 6,410,795
Institutional Class
Shares sold	2,001	$ 100,050
Reinvestment of distributions	48	2,376
Net increase (decrease)	2,049	$ 102,426
Fidelity Income Replacement 2030 Fund
Class A
Shares sold	2,001	$ 100,050
Reinvestment of distributions	48	2,395
Net increase (decrease)	2,049	$ 102,445
Class T
Shares sold	2,001	$ 100,050
Reinvestment of distributions	43	2,173
Net increase (decrease)	2,044	$ 102,223
Class C
Shares sold	6,410	$ 322,141
Reinvestment of distributions	83	4,124
Shares redeemed	(120)	(5,838)
Net increase (decrease)	6,373	$ 320,427

Annual Report

9. Share Transactions - continued

Year ended July 31,	Shares 2008A	Dollars 2008A
Income Replacement 2030
Shares sold	14,029	$ 682,104
Reinvestment of distributions	72	3,547
Shares redeemed	(87)	(4,166)
Net increase (decrease)	14,014	$ 681,485
Institutional Class
Shares sold	2,001	$ 100,050
Reinvestment of distributions	53	2,627
Net increase (decrease)	2,054	$ 102,677
Fidelity Income Replacement 2032 Fund
Class A
Shares sold	8,485	$ 428,673
Reinvestment of distributions	158	7,859
Net increase (decrease)	8,643	$ 436,532
Class T
Shares sold	2,001	$ 100,059
Reinvestment of distributions	43	2,138
Net increase (decrease)	2,044	$ 102,197
Class C
Shares sold	2,001	$ 100,059
Reinvestment of distributions	34	1,688
Net increase (decrease)	2,035	$ 101,747
Income Replacement 2032
Shares sold	18,568	$ 934,542
Reinvestment of distributions	96	4,859
Shares redeemed	(2,950)	(142,310)
Net increase (decrease)	15,714	$ 797,091
Institutional Class
Shares sold	2,001	$ 100,059
Reinvestment of distributions	52	2,594
Net increase (decrease)	2,053	$ 102,653
Fidelity Income Replacement 2034 Fund
Class A
Shares sold	3,214	$ 158,381
Reinvestment of distributions	55	2,727
Shares redeemed	(289)	(14,048)
Net increase (decrease)	2,980	$ 147,060
Class T
Shares sold	2,001	$ 100,050
Reinvestment of distributions	42	2,108
Net increase (decrease)	2,043	$ 102,158
Class C
Shares sold	2,001	$ 100,050
Reinvestment of distributions	33	1,652
Net increase (decrease)	2,034	$ 101,702
Income Replacement 2034
Shares sold	11,938	$ 589,565
Reinvestment of distributions	100	4,987
Shares redeemed	(145)	(7,028)
Net increase (decrease)	11,893	$ 587,524
Institutional Class
Shares sold	2,001	$ 100,050
Reinvestment of distributions	51	2,559
Net increase (decrease)	2,052	$ 102,609

Annual Report

Notes to Financial Statements - continued

9. Share Transactions - continued

Year ended July 31,	Shares 2008A	Dollars 2008A
Fidelity Income Replacement 2036 Fund
Class A
Shares sold	2,001	$ 100,050
Reinvestment of distributions	44	2,195
Net increase (decrease)	2,045	$ 102,245
Class T
Shares sold	8,360	$ 427,487
Reinvestment of distributions	59	2,995
Shares redeemed	(139)	(6,726)
Net increase (decrease)	8,280	$ 423,756
Class C
Shares sold	2,001	$ 100,050
Reinvestment of distributions	30	1,518
Net increase (decrease)	2,031	$ 101,568
Income Replacement 2036
Shares sold	30,339	$ 1,531,859
Reinvestment of distributions	136	6,842
Shares redeemed	(9,217)	(447,459)
Net increase (decrease)	21,258	$ 1,091,242
Institutional Class
Shares sold	2,505	$ 125,551
Reinvestment of distributions	60	3,020
Shares redeemed	(10)	(477)
Net increase (decrease)	2,555	$ 128,094
Fidelity Income Replacement 2038 Fund
Class A
Shares sold	2,001	$ 100,050
Reinvestment of distributions	16	745
Net increase (decrease)	2,017	$ 100,795
Class T
Shares sold	2,001	$ 100,050
Reinvestment of distributions	13	610
Net increase (decrease)	2,014	$ 100,660
Class C
Shares sold	2,001	$ 100,050
Reinvestment of distributions	8	363
Net increase (decrease)	2,009	$ 100,413
Income Replacement 2038
Shares sold	26,117	$ 1,244,662
Reinvestment of distributions	24	1,115
Shares redeemed	(1,352)	(62,898)
Net increase (decrease)	24,789	$ 1,182,879
Institutional Class
Shares sold	2,001	$ 100,050
Reinvestment of distributions	19	878
Net increase (decrease)	2,020	$ 100,928
Fidelity Income Replacement 2040 Fund
Class A
Shares sold	2,001	$ 100,050
Reinvestment of distributions	17	799
Net increase (decrease)	2,018	$ 100,849
Class T
Shares sold	2,913	$ 143,477
Reinvestment of distributions	16	766
Net increase (decrease)	2,929	$ 144,243

Annual Report

9. Share Transactions - continued

Year ended July 31,	Shares 2008A	Dollars 2008A
Class C
Shares sold	2,001	$ 100,050
Reinvestment of distributions	8	397
Net increase (decrease)	2,009	$ 100,447
Income Replacement 2040
Shares sold	13,341	$ 638,742
Reinvestment of distributions	45	2,091
Shares redeemed	(172)	(8,085)
Net increase (decrease)	13,214	$ 632,748
Institutional Class
Shares sold	2,001	$ 100,050
Reinvestment of distributions	20	932
Net increase (decrease)	2,021	$ 100,982
Fidelity Income Replacement 2042 Fund
Class A
Shares sold	2,001	$ 100,050
Reinvestment of distributions	17	781
Net increase (decrease)	2,018	$ 100,831
Class T
Shares sold	2,001	$ 100,050
Reinvestment of distributions	14	648
Net increase (decrease)	2,015	$ 100,698
Class C
Shares sold	2,001	$ 100,050
Reinvestment of distributions	8	381
Net increase (decrease)	2,009	$ 100,431
Income Replacement 2042
Shares sold	21,824	$ 1,059,126
Reinvestment of distributions	34	1,577
Shares redeemed	(420)	(19,844)
Net increase (decrease)	21,438	$ 1,040,859
Institutional Class
Shares sold	2,001	$ 100,050
Reinvestment of distributions	20	916
Net increase (decrease)	2,021	$ 100,966

A For the period August 30, 2007 (commencement of operations) to July 31, 2008 for Fidelity Income Replacement 2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2034, 2036 Funds and for the period December 31, 2007 (commencement of operations) to July 31, 2008 for Fidelity Income Replacement 2038, 2040, 2042 Funds.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund (the Funds), each of which are funds of Fidelity Income Fund (the trust), including the schedules of investments, as of July 31, 2008, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the period from commencement of operations (August 30, 2007 or December 31, 2007) to July 31, 2008. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2008, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund as of July 31, 2008, the results of their operations, the changes in their net assets and their financial highlights for the period from commencement of operations (August 30, 2007 or December 31, 2007) to July 31, 2008 in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

September 19, 2008

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Income Replacement Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Income Replacement Fund's activities, review contractual arrangements with companies that provide services to each Income Replacement Fund, and review each Income Replacement Fund's performance. If the interests of an Income Replacement Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees and Member of the Advisory Board fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Income Replacement Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers, the Trustees, and Member of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 159 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 377 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006- present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

George H. Heilmeier (72)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology), Compaq, Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing), INET Technologies Inc. (telecommunications network surveillance, 2001- 2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Member and Executive Officers**:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Annual Report

Name, Age; Principal Occupation
Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Income Fund. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001- present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

John R. Hebble (50)

Year of Election or Appointment: 2008

President and Treasurer of each Income Replacement Fund. Mr. Hebble also serves as President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2003-present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds.

Ren Y. Cheng (51)

 Year of Election or Appointment: 2007

Vice President of each Income Replacement Fund. Mr. Cheng also serves as Vice President of certain Asset Allocation Funds (2007-present) and Group Chief Investment Officer, Asset Allocation of FMR. Previously, Mr. Cheng served as a portfolio manager for the Fidelity Freedom Funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2007

Vice President of each Income Replacement Fund. Mr. Greer also serves as Vice President of Asset Allocation Funds(2005-
present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of each Income Replacement Fund. Mr. Goebel also serves as Secretary and CLO of other Fidelity funds (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present); and Deputy General Counsel of FMR LLC. Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Nancy D. Prior (41)

Year of Election or Appointment: 2008

Assistant Secretary of each Income Replacement Fund. Ms. Prior also serves as Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2002-present).

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) officer of each Income Replacement Fund. Ms. Laurent also serves as AML officer of other Fidelity funds (2008-present) and is an employee of FMR LLC. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (49)

Year of Election or Appointment: 2008

Chief Financial Officer of each Income Replacement Fund. Ms. Reynolds also serves as Chief Financial Officer of other Fidelity funds (2008- present). Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of each Income Replacement Fund. Mr. Whitaker also serves as Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2007

Deputy Treasurer of each Income Replacement Fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Robert G. Byrnes (41)

Year of Election or Appointment: 2007

Assistant Treasurer of each Income Replacement Fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)

Year of Election or Appointment: 2007

Assistant Treasurer of each Income Replacement Fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004-present) and is an employee of FMR.

Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of each Income Replacement Fund. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2007

Assistant Treasurer of each Income Replacement Fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

Fund	Pay Date	Record Date	Capital Gains
Income Replacement 2020	09/15/08	09/12/08	$.06
Income Replacement 2022	09/15/08	09/12/08	$.06
Income Replacement 2026	09/15/08	09/12/08	$.32
Income Replacement 2030	09/15/08	09/12/08	$.29
Income Replacement 2032	09/15/08	09/12/08	$.37
Income Replacement 2034	09/15/08	09/12/08	$.32
Income Replacement 2040	09/15/08	09/12/08	$.03

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended July 31, 2008, or, if subsequently determined to be different, the net capital gain of such year.

Fund
Income Replacement 2020	$3,687
Income Replacement 2022	$9,113
Income Replacement 2024	$597
Income Replacement 2026	$10,427
Income Replacement 2030	$8,616
Income Replacement 2032	$12,348
Income Replacement 2034	$9,326
Income Replacement 2040	$654

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fund
Income Replacement 2016	4.73%
Income Replacement 2018	4.59%
Income Replacement 2020	4.91%
Income Replacement 2022	4.02%
Income Replacement 2024	3.67%
Income Replacement 2026	3.21%
Income Replacement 2028	4.48%
Income Replacement 2030	3.20%
Income Replacement 2032	2.85%
Income Replacement 2034	2.94%
Income Replacement 2036	2.89%
Income Replacement 2038	7.43%
Income Replacement 2040	7.12%
Income Replacement 2042	7.16%

Annual Report

Distributions - continued

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends-received deduction for corporate shareholders:

Retail Class
Income Replacement 2016
September 2007	8%
October 2007	8%
November 2007	8%
December 2007 (Ex-Date 12/26/07)	9%
December 2007 (Ex-Date 12/28/07)	9%
January 2008	4%
February 2008	4%
March 2008	4%
April 2008	4%
May 2008	4%
June 2008	4%
July 2008	4%
Retail Class
Income Replacement 2018
September 2007	8%
October 2007	9%
November 2007	9%
December 2007 (Ex-Date 12/26/07)	9%
December 2007 (Ex-Date 12/28/07)	9%
January 2008	5%
February 2008	5%
March 2008	5%
April 2008	5%
May 2008	5%
June 2008	5%
July 2008	5%
Retail Class
Income Replacement 2020
September 2007	9%
October 2007	10%
November 2007	9%
December 2007 (Ex-Date 12/26/07)	11%
December 2007 (Ex-Date 12/28/07)	10%
January 2008	5%
February 2008	6%
March 2008	6%
April 2008	6%
May 2008	6%
June 2008	6%
July 2008	6%
Retail Class
Income Replacement 2022
September 2007	10%
October 2007	12%
November 2007	12%
December 2007 (Ex-Date 12/26/07)	12%
December 2007 (Ex-Date 12/28/07)	12%
January 2008	7%
February 2008	7%
March 2008	7%
April 2008	7%
May 2008	7%
June 2008	7%
July 2008	7%
Retail Class
Income Replacement 2024
September 2007	10%
October 2007	11%
November 2007	10%
December 2007 (Ex-Date 12/26/07)	12%
December 2007 (Ex-Date 12/28/07)	11%
January 2008	6%
February 2008	6%
March 2008	6%
April 2008	6%
May 2008	6%
June 2008	6%
July 2008	6%
Retail Class
Income Replacement 2026
September 2007	11%
October 2007	12%
November 2007	11%
December 2007 (Ex-Date 12/26/07)	13%
December 2007 (Ex-Date 12/28/07)	12%
January 2008	7%
February 2008	7%
March 2008	6%
April 2008	7%
May 2008	6%
June 2008	6%
July 2008	7%
Retail Class
Income Replacement 2028
September 2007	11%
October 2007	12%
November 2007	12%
December 2007 (Ex-Date 12/26/07)	13%
December 2007 (Ex-Date 12/28/07)	13%
January 2008	8%
February 2008	8%
March 2008	8%
April 2008	8%
May 2008	8%
June 2008	8%
July 2008	8%
Retail Class
Income Replacement 2030
September 2007	11%
October 2007	12%
November 2007	10%
December 2007 (Ex-Date 12/26/07)	13%
December 2007 (Ex-Date 12/28/07)	12%
January 2008	6%
February 2008	6%
March 2008	6%
April 2008	7%
May 2008	6%
June 2008	7%
July 2008	8%
Retail Class
Income Replacement 2032
September 2007	12%
October 2007	13%
November 2007	12%
December 2007 (Ex-Date 12/26/07)	15%
December 2007 (Ex-Date 12/28/07)	14%
January 2008	8%
February 2008	8%
March 2008	8%
April 2008	8%
May 2008	8%
June 2008	8%
July 2008	8%
Retail Class
Income Replacement 2034
September 2007	11%
October 2007	12%
November 2007	12%
December 2007 (Ex-Date 12/26/07)	14%
December 2007 (Ex-Date 12/28/07)	13%
January 2008	8%
February 2008	8%
March 2008	8%
April 2008	9%
May 2008	8%
June 2008	8%
July 2008	9%
Retail Class
Income Replacement 2036
September 2007	11%
October 2007	13%
November 2007	12%
December 2007 (Ex-Date 12/26/07)	14%
December 2007 (Ex-Date 12/28/07)	13%
January 2008	9%
February 2008	9%
March 2008	8%
April 2008	9%
May 2008	8%
June 2008	8%
July 2008	9%
Retail Class
Income Replacement 2038
January 2008	9%
February 2008	10%
March 2008	10%
April 2008	10%
May 2008	10%
June 2008	10%
July 2008	10%
Retail Class
Income Replacement 2040
January 2008	9%
February 2008	10%
March 2008	10%
April 2008	11%
May 2008	10%
June 2008	10%
July 2008	11%
Retail Class
Income Replacement 2042
January 2008	9%
February 2008	10%
March 2008	11%
April 2008	11%
May 2008	10%
June 2008	10%
July 2008	11%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Retail Class
Income Replacement 2016
September 2007	18%
October 2007	19%
November 2007	18%
December 2007 (Ex-Date 12/26/07)	21%
December 2007 (Ex-Date 12/28/07)	20%
January 2008	5%
February 2008	5%
March 2008	5%
April 2008	5%
May 2008	5%
June 2008	5%
July 2008	5%
Retail Class
Income Replacement 2018
September 2007	18%
October 2007	20%
November 2007	20%
December 2007 (Ex-Date 12/26/07)	21%
December 2007 (Ex-Date 12/28/07)	20%
January 2008	6%
February 2008	6%
March 2008	6%
April 2008	6%
May 2008	6%
June 2008	6%
July 2008	6%
Retail Class
Income Replacement 2020
September 2007	22%
October 2007	23%
November 2007	22%
December 2007 (Ex-Date 12/26/07)	26%
December 2007 (Ex-Date 12/28/07)	24%
January 2008	6%
February 2008	6%
March 2008	6%
April 2008	7%
May 2008	6%
June 2008	6%
July 2008	7%
Retail Class
Income Replacement 2022
September 2007	25%
October 2007	28%
November 2007	29%
December 2007 (Ex-Date 12/26/07)	30%
December 2007 (Ex-Date 12/28/07)	29%
January 2008	7%
February 2008	7%
March 2008	7%
April 2008	7%
May 2008	7%
June 2008	7%
July 2008	7%
Retail Class
Income Replacement 2024
September 2007	23%
October 2007	25%
November 2007	24%
December 2007 (Ex-Date 12/26/07)	28%
December 2007 (Ex-Date 12/28/07)	26%
January 2008	7%
February 2008	7%
March 2008	7%
April 2008	7%
May 2008	7%
June 2008	7%
July 2008	7%
Retail Class
Income Replacement 2026
September 2007	27%
October 2007	30%
November 2007	28%
December 2007 (Ex-Date 12/26/07)	33%
December 2007 (Ex-Date 12/28/07)	31%
January 2008	7%
February 2008	8%
March 2008	7%
April 2008	8%
May 2008	7%
June 2008	7%
July 2008	8%
Retail Class
Income Replacement 2028
September 2007	26%
October 2007	30%
November 2007	30%
December 2007 (Ex-Date 12/26/07)	32%
December 2007 (Ex-Date 12/28/07)	32%
January 2008	8%
February 2008	8%
March 2008	8%
April 2008	8%
May 2008	8%
June 2008	8%
July 2008	8%
Retail Class
Income Replacement 2030
September 2007	27%
October 2007	30%
November 2007	26%
December 2007 (Ex-Date 12/26/07)	33%
December 2007 (Ex-Date 12/28/07)	30%
January 2008	7%
February 2008	7%
March 2008	8%
April 2008	9%
May 2008	7%
June 2008	8%
July 2008	9%
Retail Class
Income Replacement 2032
September 2007	29%
October 2007	32%
November 2007	30%
December 2007 (Ex-Date 12/26/07)	36%
December 2007 (Ex-Date 12/28/07)	35%
January 2008	8%
February 2008	8%
March 2008	8%
April 2008	9%
May 2008	8%
June 2008	8%
July 2008	9%
Retail Class
Income Replacement 2034
September 2007	29%
October 2007	32%
November 2007	32%
December 2007 (Ex-Date 12/26/07)	37%
December 2007 (Ex-Date 12/28/07)	35%
January 2008	9%
February 2008	9%
March 2008	9%
April 2008	10%
May 2008	9%
June 2008	9%
July 2008	10%
Retail Class
Income Replacement 2036
September 2007	30%
October 2007	34%
November 2007	33%
December 2007 (Ex-Date 12/26/07)	38%
December 2007 (Ex-Date 12/28/07)	36%
January 2008	9%
February 2008	9%
March 2008	9%
April 2008	10%
May 2008	9%
June 2008	9%
July 2008	10%
Retail Class
Income Replacement 2038
January 2008	10%
February 2008	10%
March 2008	11%
April 2008	10%
May 2008	10%
June 2008	10%
July 2008	11%
Retail Class
Income Replacement 2040
January 2008	10%
February 2008	10%
March 2008	11%
April 2008	11%
May 2008	10%
June 2008	10%
July 2008	11%
Retail Class
Income Replacement 2042
January 2008	10%
February 2008	11%
March 2008	11%
April 2008	11%
May 2008	10%
June 2008	11%
July 2008	11%

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Income Replacement Funds

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of each fund's Advisory Contract.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of each fund's Advisory Contract and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew each fund's Advisory Contract was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination to renew each fund's Advisory Contract, the Board is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Strategic Advisers, Inc. (the Investment Adviser), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Adviser's investment staff, its use of technology, and the Investment Adviser's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Adviser and its affiliates under the each fund's Advisory Contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the Investment Adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. The Board noted that it is not possible to evaluate performance in any comprehensive fashion because each fund had been in operation for less than one calendar year. Once a fund has been in operation for at least one calendar year, the Board will review the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against a proprietary custom index and, if a meaningful peer group exists, a peer group of mutual funds.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Adviser to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board noted that the funds do not pay the Investment Adviser a management fee for investment advisory services. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the period of each fund's operations shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 0% means that 100% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Income Replacement 2016 Fund

Annual Report

Income Replacement 2018 Fund

Income Replacement 2020 Fund

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2022 Fund

Income Replacement 2024 Fund

Annual Report

Income Replacement 2026 Fund

Income Replacement 2028 Fund

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2030 Fund

Income Replacement 2032 Fund

Annual Report

Income Replacement 2034 Fund

Income Replacement 2036 Fund

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2038 Fund

Income Replacement 2040 Fund

Annual Report

Income Replacement 2042 Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for the period.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the total expenses of each class of each fund, the Board noted that each fund invests in Institutional Class of the underlying fund (if that underlying fund offers multiple classes of shares) to avoid charging fund-paid 12b-1 fees at both fund levels. The Board considered that the funds do not pay transfer agent fees. Instead, Institutional Class of each underlying fund (or the underlying fund, if that underlying fund does not offer multiple classes of shares) bears its pro rata portion of each fund's transfer agent fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that the Investment Adviser pays all other expenses of each fund, with limited exceptions.

The Board noted that the total expenses of each of Class A, Class C, and Institutional Class of each fund ranked below its competitive median for the period, and each of Class T and the retail class of each fund ranked equal to its competitive median.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of each fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each underlying fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contract because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of each fund's Advisory Contract because the funds do not pay management fees and the Investment Adviser pays all other expenses of each fund, with limited exceptions.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contract should be renewed.

Annual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Mellon Bank

Pittsburgh, PA

RW-UANN-0908
1.848174.100

Fidelity Advisor Income Replacement FundsSM -
2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2034, 2036, 2038, 2040, 2042 -
Class A, Class T and Class C

Annual Report

July 31, 2008

Each Class A, Class T, and Class C are
classes of Fidelity Income Replacement FundsSM

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the funds have done over time.
Management's Discussion	<Click Here>	The managers' review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Advisor Income Replacement 2016	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2018	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2020	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2022	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2024	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2026	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2028	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2030	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2032	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2034	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2036	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2038	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2040	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2042	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

Chairman's Message

Dear Shareholder:

Domestic and international securities markets have struggled thus far in 2008. High-grade fixed-income investments produced modestly positive results, but many stock benchmarks suffered double-digit losses through the first half of this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Income Replacement 2016 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Advisor Income Replacement 2016 - Class A's cumulative total return and show you what would have happened if Advisor Income Replacement 2016 - Class A shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Advisor Income Replacement 2016 - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® U.S. Aggregate Index performed over the same period.

Annual Report

Fidelity Advisor Income Replacement 2018 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Advisor Income Replacement 2018 - Class A's cumulative total return and show you what would have happened if Advisor Income Replacement 2018 - Class A shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Advisor Income Replacement 2018 - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers U.S. Aggregate Index performed over the same period.

Annual Report

Fidelity Advisor Income Replacement 2020 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Advisor Income Replacement 2020 - Class A's cumulative total return and show you what would have happened if Advisor Income Replacement 2020 - Class A shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Advisor Income Replacement 2020 - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers U.S. Aggregate Index performed over the same period.

Annual Report

Fidelity Advisor Income Replacement 2022 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Advisor Income Replacement 2022 - Class A's cumulative total return and show you what would have happened if Advisor Income Replacement 2022 - Class A shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Advisor Income Replacement 2022 - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers U.S. Aggregate Index performed over the same period.

Annual Report

Fidelity Advisor Income Replacement 2024 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Advisor Income Replacement 2024 - Class A's cumulative total return and show you what would have happened if Advisor Income Replacement 2024 - Class A shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Advisor Income Replacement 2024 - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period.

Annual Report

Fidelity Advisor Income Replacement 2026 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Advisor Income Replacement 2026 - Class A's cumulative total return and show you what would have happened if Advisor Income Replacement 2026 - Class A shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Advisor Income Replacement 2026 - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Advisor Income Replacement 2028 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Advisor Income Replacement 2028 - Class A's cumulative total return and show you what would have happened if Advisor Income Replacement 2028 - Class A shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Advisor Income Replacement 2028 - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Advisor Income Replacement 2030 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Advisor Income Replacement 2030 - Class A's cumulative total return and show you what would have happened if Advisor Income Replacement 2030 - Class A shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Advisor Income Replacement 2030 - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Advisor Income Replacement 2032 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Advisor Income Replacement 2032 - Class A's cumulative total return and show you what would have happened if Advisor Income Replacement 2032 - Class A shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Advisor Income Replacement 2032 - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Advisor Income Replacement 2034 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Advisor Income Replacement 2034 - Class A's cumulative total return and show you what would have happened if Advisor Income Replacement 2034 - Class A shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Advisor Income Replacement 2034 - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Advisor Income Replacement 2036 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Advisor Income Replacement 2036 - Class A's cumulative total return and show you what would have happened if Advisor Income Replacement 2036 - Class A shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Advisor Income Replacement 2036 - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Advisor Income Replacement 2038 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Advisor Income Replacement 2038 - Class A's cumulative total return and show you what would have happened if Advisor Income Replacement 2038 - Class A shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Advisor Income Replacement 2038 - Class A on December 31, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Advisor Income Replacement 2040 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Advisor Income Replacement 2040 - Class A's cumulative total return and show you what would have happened if Advisor Income Replacement 2040 - Class A shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Advisor Income Replacement 2040 - Class A on December 31, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Advisor Income Replacement 2042 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Advisor Income Replacement 2042 - Class A's cumulative total return and show you what would have happened if Advisor Income Replacement 2042 - Class A shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Advisor Income Replacement 2042 - Class A on December 31, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Christopher Sharpe and Jonathan Shelon, Co-Portfolio Managers of Fidelity Advisor Income Replacement FundsSM

U.S.-based investment-grade debt outperformed domestic stocks, international equities and U.S. high-yield bonds during the 12-month period ending July 31, 2008. Bonds with less credit risk generally produced higher returns for investment-grade debt during the past year. Risk aversion permeated the credit markets, as investors sought refuge from soaring energy prices, stagnant economic growth and a severe credit crunch - a byproduct of the subprime mortgage crisis. For the 12 months overall, the Lehman Brothers® U.S. Aggregate Index - a measure of high-quality, fixed-rate, taxable bonds - returned 6.15%. In comparison, the Merrill Lynch® U.S. High Yield Master II Constrained Index, a proxy for the domestic high-income market, suffered a modest shortfall of 0.04%. Grim news about the state of the U.S. economy forced most domestic equity benchmarks into negative territory for the year. Oil prices north of $140 per barrel, gasoline prices in excess of $4 per gallon and soaring food costs drove both inflation levels and consumer prices higher. Wall Street, meanwhile, struggled under the weight of massive write-downs in the financials sector, an ongoing credit crisis and bleak housing data. As a result, the Dow Jones Industrial AverageSM slid 11.71% and the Standard & Poor's 500SM Index dropped 11.09%. The broad international stock market also struggled, as the MSCI® Europe, Australasia, Far East Index fell 12.04%.

Like many multiple-asset-class mutual funds, the Advisor Income Replacement Funds also struggled within a volatile and generally less-than-favorable market environment. While the 14 individual Fund portfolios had varying results against this backdrop, they all held up reasonably well, although their returns all landed in negative territory. The portfolios with biennial maturity dates of 2016-2036 were launched on August 30, 2007, and, during the 11 months from that inception date though July 31, 2008, the Class A shares of these portfolios posted absolute returns ranging from -2.02% for the short-dated and most conservatively positioned 2016 portfolio to -5.17% for the more equity-heavy 2036 portfolio. The longer-dated 2038, 2040 and 2042 portfolios, launched on December 31, 2007, had somewhat lower absolute returns given their even greater allocations to equities, and their life-of-fund returns through July 31, 2008, all were around -8.79%. (For specific portfolio performance on each of the IRFs and that of their other share classes, please refer to the performance section of this report.)

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Portfolio

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2008 to July 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value February 1, 2008	Ending Account Value July 31, 2008	Expenses Paid During Period* February 1, 2008 to July 31, 2008
Fidelity Income Replacement 2016 Fund
Class A
Actual	$ 1,000.00	$ 974.90	$ 1.23
HypotheticalA	$ 1,000.00	$ 1,023.62	$ 1.26
Class T
Actual	$ 1,000.00	$ 973.50	$ 2.45
HypotheticalA	$ 1,000.00	$ 1,022.38	$ 2.51
Class C
Actual	$ 1,000.00	$ 971.00	$ 4.90
HypotheticalA	$ 1,000.00	$ 1,019.89	$ 5.02
Income Replacement 2016
Actual	$ 1,000.00	$ 975.90	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Institutional Class
Actual	$ 1,000.00	$ 975.90	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Fidelity Income Replacement 2018 Fund
Class A
Actual	$ 1,000.00	$ 971.50	$ 1.23
HypotheticalA	$ 1,000.00	$ 1,023.62	$ 1.26
Class T
Actual	$ 1,000.00	$ 970.10	$ 2.45
HypotheticalA	$ 1,000.00	$ 1,022.38	$ 2.51
Class C
Actual	$ 1,000.00	$ 967.60	$ 4.89
HypotheticalA	$ 1,000.00	$ 1,019.89	$ 5.02
	Beginning Account Value February 1, 2008	Ending Account Value July 31, 2008	Expenses Paid During Period* February 1, 2008 to July 31, 2008
Income Replacement 2018
Actual	$ 1,000.00	$ 972.40	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Institutional Class
Actual	$ 1,000.00	$ 972.60	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Fidelity Income Replacement 2020 Fund
Class A
Actual	$ 1,000.00	$ 968.60	$ 1.22
HypotheticalA	$ 1,000.00	$ 1,023.62	$ 1.26
Class T
Actual	$ 1,000.00	$ 967.40	$ 2.45
HypotheticalA	$ 1,000.00	$ 1,022.38	$ 2.51
Class C
Actual	$ 1,000.00	$ 965.10	$ 4.89
HypotheticalA	$ 1,000.00	$ 1,019.89	$ 5.02
Income Replacement 2020
Actual	$ 1,000.00	$ 969.90	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Institutional Class
Actual	$ 1,000.00	$ 969.90	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Fidelity Income Replacement 2022 Fund
Class A
Actual	$ 1,000.00	$ 966.90	$ 1.22
HypotheticalA	$ 1,000.00	$ 1,023.62	$ 1.26
Class T
Actual	$ 1,000.00	$ 965.60	$ 2.44
HypotheticalA	$ 1,000.00	$ 1,022.38	$ 2.51
Class C
Actual	$ 1,000.00	$ 963.40	$ 4.88
HypotheticalA	$ 1,000.00	$ 1,019.89	$ 5.02
Income Replacement 2022
Actual	$ 1,000.00	$ 968.10	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Institutional Class
Actual	$ 1,000.00	$ 968.30	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Fidelity Income Replacement 2024 Fund
Class A
Actual	$ 1,000.00	$ 965.70	$ 1.22
HypotheticalA	$ 1,000.00	$ 1,023.62	$ 1.26
Class T
Actual	$ 1,000.00	$ 964.40	$ 2.44
HypotheticalA	$ 1,000.00	$ 1,022.38	$ 2.51
Class C
Actual	$ 1,000.00	$ 961.90	$ 4.88
HypotheticalA	$ 1,000.00	$ 1,019.89	$ 5.02
Income Replacement 2024
Actual	$ 1,000.00	$ 966.90	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Institutional Class
Actual	$ 1,000.00	$ 966.90	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
	Beginning Account Value February 1, 2008	Ending Account Value July 31, 2008	Expenses Paid During Period* February 1, 2008 to July 31, 2008
Fidelity Income Replacement 2026 Fund
Class A
Actual	$ 1,000.00	$ 964.40	$ 1.22
HypotheticalA	$ 1,000.00	$ 1,023.62	$ 1.26
Class T
Actual	$ 1,000.00	$ 963.10	$ 2.44
HypotheticalA	$ 1,000.00	$ 1,022.38	$ 2.51
Class C
Actual	$ 1,000.00	$ 960.80	$ 4.88
HypotheticalA	$ 1,000.00	$ 1,019.89	$ 5.02
Income Replacement 2026
Actual	$ 1,000.00	$ 965.70	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Institutional Class
Actual	$ 1,000.00	$ 965.70	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Fidelity Income Replacement 2028 Fund
Class A
Actual	$ 1,000.00	$ 963.30	$ 1.22
HypotheticalA	$ 1,000.00	$ 1,023.62	$ 1.26
Class T
Actual	$ 1,000.00	$ 962.20	$ 2.44
HypotheticalA	$ 1,000.00	$ 1,022.38	$ 2.51
Class C
Actual	$ 1,000.00	$ 959.60	$ 4.87
HypotheticalA	$ 1,000.00	$ 1,019.89	$ 5.02
Income Replacement 2028
Actual	$ 1,000.00	$ 964.50	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Institutional Class
Actual	$ 1,000.00	$ 964.50	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Fidelity Income Replacement 2030 Fund
Class A
Actual	$ 1,000.00	$ 962.80	$ 1.22
HypotheticalA	$ 1,000.00	$ 1,023.62	$ 1.26
Class T
Actual	$ 1,000.00	$ 961.70	$ 2.44
HypotheticalA	$ 1,000.00	$ 1,022.38	$ 2.51
Class C
Actual	$ 1,000.00	$ 959.20	$ 4.87
HypotheticalA	$ 1,000.00	$ 1,019.89	$ 5.02
Income Replacement 2030
Actual	$ 1,000.00	$ 964.00	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Institutional Class
Actual	$ 1,000.00	$ 964.00	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Fidelity Income Replacement 2032 Fund
Class A
Actual	$ 1,000.00	$ 961.70	$ 1.22
HypotheticalA	$ 1,000.00	$ 1,023.62	$ 1.26
Class T
Actual	$ 1,000.00	$ 960.20	$ 2.44
HypotheticalA	$ 1,000.00	$ 1,022.38	$ 2.51
Class C
Actual	$ 1,000.00	$ 957.90	$ 4.87
HypotheticalA	$ 1,000.00	$ 1,019.89	$ 5.02
	Beginning Account Value February 1, 2008	Ending Account Value July 31, 2008	Expenses Paid During Period* February 1, 2008 to July 31, 2008
Income Replacement 2032
Actual	$ 1,000.00	$ 962.80	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Institutional Class
Actual	$ 1,000.00	$ 962.80	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Fidelity Income Replacement 2034 Fund
Class A
Actual	$ 1,000.00	$ 960.10	$ 1.22
HypotheticalA	$ 1,000.00	$ 1,023.62	$ 1.26
Class T
Actual	$ 1,000.00	$ 959.10	$ 2.44
HypotheticalA	$ 1,000.00	$ 1,022.38	$ 2.51
Class C
Actual	$ 1,000.00	$ 956.50	$ 4.86
HypotheticalA	$ 1,000.00	$ 1,019.89	$ 5.02
Income Replacement 2034
Actual	$ 1,000.00	$ 961.20	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Institutional Class
Actual	$ 1,000.00	$ 961.40	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Fidelity Income Replacement 2036 Fund
Class A
Actual	$ 1,000.00	$ 959.10	$ 1.22
HypotheticalA	$ 1,000.00	$ 1,023.62	$ 1.26
Class T
Actual	$ 1,000.00	$ 957.80	$ 2.43
HypotheticalA	$ 1,000.00	$ 1,022.38	$ 2.51
Class C
Actual	$ 1,000.00	$ 955.40	$ 4.86
HypotheticalA	$ 1,000.00	$ 1,019.89	$ 5.02
Income Replacement 2036
Actual	$ 1,000.00	$ 960.10	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Institutional Class
Actual	$ 1,000.00	$ 960.10	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Fidelity Income Replacement 2038 Fund
Class A
Actual	$ 1,000.00	$ 956.90	$ 1.22
HypotheticalA	$ 1,000.00	$ 1,023.62	$ 1.26
Class T
Actual	$ 1,000.00	$ 955.70	$ 2.43
HypotheticalA	$ 1,000.00	$ 1,022.38	$ 2.51
Class C
Actual	$ 1,000.00	$ 953.10	$ 4.86
HypotheticalA	$ 1,000.00	$ 1,019.89	$ 5.02
Income Replacement 2038
Actual	$ 1,000.00	$ 958.10	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Institutional Class
Actual	$ 1,000.00	$ 957.90	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
	Beginning Account Value February 1, 2008	Ending Account Value July 31, 2008	Expenses Paid During Period* February 1, 2008 to July 31, 2008
Fidelity Income Replacement 2040 Fund
Class A
Actual	$ 1,000.00	$ 956.70	$ 1.22
HypotheticalA	$ 1,000.00	$ 1,023.62	$ 1.26
Class T
Actual	$ 1,000.00	$ 955.50	$ 2.43
HypotheticalA	$ 1,000.00	$ 1,022.38	$ 2.51
Class C
Actual	$ 1,000.00	$ 952.90	$ 4.86
HypotheticalA	$ 1,000.00	$ 1,019.89	$ 5.02
Income Replacement 2040
Actual	$ 1,000.00	$ 957.90	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Institutional Class
Actual	$ 1,000.00	$ 957.70	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Fidelity Income Replacement 2042 Fund
Class A
Actual	$ 1,000.00	$ 956.10	$ 1.22
HypotheticalA	$ 1,000.00	$ 1,023.62	$ 1.26
Class T
Actual	$ 1,000.00	$ 954.80	$ 2.43
HypotheticalA	$ 1,000.00	$ 1,022.38	$ 2.51
Class C
Actual	$ 1,000.00	$ 952.60	$ 4.85
HypotheticalA	$ 1,000.00	$ 1,019.89	$ 5.02
Income Replacement 2042
Actual	$ 1,000.00	$ 957.30	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Institutional Class
Actual	$ 1,000.00	$ 957.30	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below) ; multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in each class' annualized expense ratio.

Annualized Expense Ratio
Fidelity Income Replacement 2016 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2016	.00%
Institutional Class	.00%
Fidelity Income Replacement 2018 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2018	.00%
Institutional Class	.00%
Annualized Expense Ratio
Fidelity Income Replacement 2020 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2020	.00%
Institutional Class	.00%
Fidelity Income Replacement 2022 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2022	.00%
Institutional Class	.00%
Fidelity Income Replacement 2024 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2024	.00%
Institutional Class	.00%
Fidelity Income Replacement 2026 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2026	.00%
Institutional Class	.00%
Fidelity Income Replacement 2028 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2028	.00%
Institutional Class	.00%
Fidelity Income Replacement 2030 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2030	.00%
Institutional Class	.00%
Fidelity Income Replacement 2032 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2032	.00%
Institutional Class	.00%
Fidelity Income Replacement 2034 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2034	.00%
Institutional Class	.00%
Fidelity Income Replacement 2036 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2036	.00%
Institutional Class	.00%
Fidelity Income Replacement 2038 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2038	.00%
Institutional Class	.00%
Annualized Expense Ratio
Fidelity Income Replacement 2040 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2040	.00%
Institutional Class	.00%
Fidelity Income Replacement 2042 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2042	.00%
Institutional Class	.00%

Annual Report

Fidelity Income Replacement 2016 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	4.7	4.7
Fidelity Advisor Mid Cap II Fund Institutional Class	3.9	3.7
Fidelity Broad Market Opportunities Fund	6.2	6.2
Fidelity Disciplined Equity Fund	3.9	3.9
Fidelity Equity-Income Fund	3.8	3.9
Fidelity Large Cap Core Enhanced Index Fund	6.3	6.3
Fidelity Small Cap Opportunities Fund	2.6	2.4
	31.4	31.1
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	3.3	3.3
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.2	1.2
Fidelity Strategic Income Fund	1.2	1.3
	2.4	2.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.6	7.8
Fidelity Strategic Real Return Fund	7.6	7.7
Fidelity Total Bond Fund	22.7	23.0
	37.9	38.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	12.6	12.2
Fidelity Short-Term Bond Fund	12.4	12.4
	25.0	24.6
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	31.4%
International Equity Funds	3.3%
High Yield Fixed-Income Funds	2.4%
Investment Grade Fixed-Income Funds	37.9%
Short-Term Funds	25.0%

Six months ago
Domestic Equity Funds	31.1%
International Equity Funds	3.3%
High Yield Fixed-Income Funds	2.5%
Investment Grade Fixed-Income Funds	38.5%
Short-Term Funds	24.6%

Expected
Domestic Equity Funds	29.7%
International Equity Funds	2.9%
High Yield Fixed-Income Funds	1.9%
Investment Grade Fixed-Income Funds	38.7%
Short-Term Funds	26.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2008. The current allocation is based on the fund's holdings as of July 31, 2008. The expected allocation represents the fund's anticipated allocation at January 31, 2009.

Annual Report

Fidelity Income Replacement 2016 Fund

Investments July 31, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 34.7%
	Shares	Value
Domestic Equity Funds - 31.4%
Fidelity 100 Index Fund	48,826	$ 446,267
Fidelity Advisor Mid Cap II Fund Institutional Class	23,795	372,861
Fidelity Broad Market Opportunities Fund	66,779	595,001
Fidelity Disciplined Equity Fund	14,736	374,725
Fidelity Equity-Income Fund	8,079	364,833
Fidelity Large Cap Core Enhanced Index Fund	68,060	604,374
Fidelity Small Cap Opportunities Fund	30,456	242,737
TOTAL DOMESTIC EQUITY FUNDS		3,000,798
International Equity Funds - 3.3%
Fidelity Advisor International Discovery Fund Institutional Class	8,498	309,398
TOTAL EQUITY FUNDS (Cost $3,707,023)		3,310,196
Fixed-Income Funds - 40.3%

High Yield Fixed-Income Funds - 2.4%
Fidelity Capital & Income Fund	14,128	114,297
Fidelity Strategic Income Fund	11,338	115,310
TOTAL HIGH YIELD FIXED-INCOME FUNDS		229,607
Investment Grade Fixed-Income Funds - 37.9%
Fidelity Government Income Fund	70,181	728,484
Fidelity Strategic Real Return Fund	71,751	725,402
Fidelity Total Bond Fund	215,593	2,168,866
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,622,752
TOTAL FIXED-INCOME FUNDS (Cost $3,914,273)		3,852,359
Short-Term Funds - 25.0%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class	1,205,852	$ 1,205,852
Fidelity Short-Term Bond Fund	141,858	1,180,258
TOTAL SHORT-TERM FUNDS (Cost $2,418,827)		2,386,110
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $10,040,123)		$ 9,548,665
Income Tax Information
At July 31, 2008, the fund had a capital loss carryforward of approximately $827 all of which will expire on July 31, 2016.
The fund intends to elect to defer to its fiscal year ending July 31, 2009 approximately $3,751 of losses recognized during the period November 1, 2007 to July 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2016 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2008

Assets
Investment in securities, at value (cost $10,040,123) - See accompanying schedule		$ 9,548,665
Cash		10
Receivable for investments sold		17,767
Total assets		9,566,442

Liabilities
Payable for fund shares redeemed	$ 17,762
Distribution fees payable	2,020
Total liabilities		19,782

Net Assets		$ 9,546,660
Net Assets consist of:
Paid in capital		$ 10,037,692
Undistributed net investment income		4,829
Accumulated undistributed net realized gain (loss) on investments		(4,403)
Net unrealized appreciation (depreciation) on investments		(491,458)
Net Assets		$ 9,546,660

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,213,897 ÷ 46,356.1 shares)		$ 47.76

Maximum offering price per share (100/94.25 of $47.76)		$ 50.67
Class T: Net Asset Value and redemption price per share ($673,122 ÷ 14,096.0 shares)		$ 47.75

Maximum offering price per share (100/96.50 of $47.75)		$ 49.48

Class C: Net Asset Value and offering price per share ($1,595,063 ÷ 33,417.0 shares)A		$ 47.73

Income Replacement 2016: Net Asset Value, offering price and redemption price per share ($4,880,492 ÷ 102,163.9 shares)		$ 47.77

Institutional Class: Net Asset Value, offering price and redemption price per share ($184,086 ÷ 3,853.4 shares)		$ 47.77

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period August 30, 2007 (commencement of operations) to July 31, 2008

Investment Income
Income distributions from underlying funds		$ 161,337
Interest		171
Total income		161,508

Expenses
Distribution fees	$ 13,234
Independent trustees' compensation	20
Total expenses before reductions	13,254
Expense reductions	(20)	13,234
Net investment income (loss)		148,274
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(41,157)
Capital gain distributions from underlying funds	49,677	8,520
Change in net unrealized appreciation (depreciation) on underlying funds		(491,458)
Net gain (loss)		(482,938)
Net increase (decrease) in net assets resulting from operations		$ (334,664)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2016 Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 148,274
Net realized gain (loss)	8,520
Change in net unrealized appreciation (depreciation)	(491,458)
Net increase (decrease) in net assets resulting from operations	(334,664)
Distributions to shareholders from net investment income	(143,445)
Distributions to shareholders from net realized gain	(12,923)
Total distributions	(156,368)
Share transactions - net increase (decrease)	10,037,692
Total increase (decrease) in net assets	9,546,660

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $4,829)	$ 9,546,660

Financial Highlights - Class A

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	1.233
Net realized and unrealized gain (loss)	(2.204)
Total from investment operations	(.971)
Distributions from net investment income	(1.129)
Distributions from net realized gain	(.140)
Total distributions	(1.269)
Net asset value, end of period	$ 47.76
Total Return B, C, D	(2.02)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	2.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,214
Portfolio turnover rate	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	1.128
Net realized and unrealized gain (loss)	(2.219)
Total from investment operations	(1.091)
Distributions from net investment income	(1.019)
Distributions from net realized gain	(.140)
Total distributions	(1.159)
Net asset value, end of period	$ 47.75
Total Return B, C, D	(2.26)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 673
Portfolio turnover rate	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.904
Net realized and unrealized gain (loss)	(2.227)
Total from investment operations	(1.323)
Distributions from net investment income	(.807)
Distributions from net realized gain	(.140)
Total distributions	(.947)
Net asset value, end of period	$ 47.73
Total Return B, C, D	(2.71)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	2.01% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,595
Portfolio turnover rate	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2016

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.356
Net realized and unrealized gain (loss)	(2.217)
Total from investment operations	(.861)
Distributions from net investment income	(1.229)
Distributions from net realized gain	(.140)
Total distributions	(1.369)
Net asset value, end of period	$ 47.77
Total Return B, C	(1.81)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	3.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,880
Portfolio turnover rate	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.370
Net realized and unrealized gain (loss)	(2.231)
Total from investment operations	(.861)
Distributions from net investment income	(1.229)
Distributions from net realized gain	(.140)
Total distributions	(1.369)
Net asset value, end of period	$ 47.77
Total Return B, C	(1.81)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	3.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 184
Portfolio turnover rate	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2018 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	5.4	5.3
Fidelity Advisor Mid Cap II Fund Institutional Class	4.5	4.3
Fidelity Broad Market Opportunities Fund	7.1	7.1
Fidelity Disciplined Equity Fund	4.5	4.5
Fidelity Equity-Income Fund	4.4	4.5
Fidelity Large Cap Core Enhanced Index Fund	7.2	7.1
Fidelity Small Cap Opportunities Fund	2.9	2.8
	36.0	35.6
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	4.1	4.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.6	1.6
Fidelity Strategic Income Fund	1.6	1.7
	3.2	3.3
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.2	7.3
Fidelity Strategic Real Return Fund	7.1	7.2
Fidelity Total Bond Fund	21.3	21.5
	35.6	36.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	10.6	10.4
Fidelity Short-Term Bond Fund	10.5	10.5
	21.1	20.9
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	36.0%
International Equity Funds	4.1%
High Yield Fixed-Income Funds	3.2%
Investment Grade Fixed-Income Funds	35.6%
Short-Term Funds	21.1%

Six months ago
Domestic Equity Funds	35.6%
International Equity Funds	4.2%
High Yield Fixed-Income Funds	3.3%
Investment Grade Fixed-Income Funds	36.0%
Short-Term Funds	20.9%

Expected
Domestic Equity Funds	35.0%
International Equity Funds	3.9%
High Yield Fixed-Income Funds	2.8%
Investment Grade Fixed-Income Funds	35.9%
Short-Term Funds	22.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2008. The current allocation is based on the fund's holdings as of July 31, 2008. The expected allocation represents the fund's anticipated allocation at January 31, 2009.

Annual Report

Fidelity Income Replacement 2018 Fund

Investments July 31, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 40.1%
	Shares	Value
Domestic Equity Funds - 36.0%
Fidelity 100 Index Fund	41,071	$ 375,391
Fidelity Advisor Mid Cap II Fund Institutional Class	20,055	314,261
Fidelity Broad Market Opportunities Fund	56,010	499,052
Fidelity Disciplined Equity Fund	12,397	315,265
Fidelity Equity-Income Fund	6,809	307,478
Fidelity Large Cap Core Enhanced Index Fund	57,100	507,048
Fidelity Small Cap Opportunities Fund	25,693	204,775
TOTAL DOMESTIC EQUITY FUNDS		2,523,270
International Equity Funds - 4.1%
Fidelity Advisor International Discovery Fund Institutional Class	7,943	289,218
TOTAL EQUITY FUNDS (Cost $3,158,031)		2,812,488
Fixed-Income Funds - 38.8%

High Yield Fixed-Income Funds - 3.2%
Fidelity Capital & Income Fund	14,023	113,450
Fidelity Strategic Income Fund	11,230	114,210
TOTAL HIGH YIELD FIXED-INCOME FUNDS		227,660
Investment Grade Fixed-Income Funds - 35.6%
Fidelity Government Income Fund	48,330	501,669
Fidelity Strategic Real Return Fund	49,359	499,015
Fidelity Total Bond Fund	148,193	1,490,823
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,491,507
TOTAL FIXED-INCOME FUNDS (Cost $2,762,356)		2,719,167
Short-Term Funds - 21.1%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class	744,668	$ 744,668
Fidelity Short-Term Bond Fund	87,879	731,151
TOTAL SHORT-TERM FUNDS (Cost $1,496,564)		1,475,819
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $7,416,951)		$ 7,007,474
Income Tax Information
At July 31, 2008, the fund had a capital loss carryforward of approximately $62 all of which will expire on July 31, 2016.
The fund intends to elect to defer to its fiscal year ending July 31, 2009 approximately $633 of losses recognized during the period November 1, 2007 to July 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2018 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2008

Assets
Investment in securities, at value (cost $7,416,951) - See accompanying schedule	$ 7,007,474
Cash	7
Total assets	7,007,481

Liabilities
Distribution fees payable	590

Net Assets	$ 7,006,891
Net Assets consist of:
Paid in capital	$ 7,412,396
Undistributed net investment income	3,581
Accumulated undistributed net realized gain (loss) on investments	391
Net unrealized appreciation (depreciation) on investments	(409,477)
Net Assets	$ 7,006,891

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,107,337 ÷ 23,333.5 shares)	$ 47.46

Maximum offering price per share (100/94.25 of $47.46)	$ 50.36
Class T: Net Asset Value and redemption price per share ($153,558 ÷ 3,235.5 shares)	$ 47.46

Maximum offering price per share (100/96.50 of $47.46)	$ 49.18

Class C: Net Asset Value and offering price per share ($364,774 ÷ 7,693.6 shares)A	$ 47.41

Income Replacement 2018: Net Asset Value, offering price and redemption price per share ($5,166,895 ÷ 108,862.1 shares)	$ 47.46

Institutional Class: Net Asset Value, offering price and redemption price per share ($214,327 ÷ 4,515.3 shares)	$ 47.47

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period August 30, 2007 (commencement of operations) to July 31, 2008

Investment Income
Income distributions from underlying funds		$ 112,825
Interest		131
Total income		112,956

Expenses
Distribution fees	$ 4,098
Independent trustees' compensation	15
Total expenses before reductions	4,113
Expense reductions	(15)	4,098
Net investment income (loss)		108,858
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(28,944)
Capital gain distributions from underlying funds	37,463	8,519
Change in net unrealized appreciation (depreciation) on underlying funds		(409,477)
Net gain (loss)		(400,958)
Net increase (decrease) in net assets resulting from operations		$ (292,100)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2018 Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 108,858
Net realized gain (loss)	8,519
Change in net unrealized appreciation (depreciation)	(409,477)
Net increase (decrease) in net assets resulting from operations	(292,100)
Distributions to shareholders from net investment income	(105,276)
Distributions to shareholders from net realized gain	(8,128)
Total distributions	(113,404)
Share transactions - net increase (decrease)	7,412,395
Total increase (decrease) in net assets	7,006,891

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $3,581)	$ 7,006,891

Financial Highlights - Class A

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	1.163
Net realized and unrealized gain (loss)	(2.454)
Total from investment operations	(1.291)
Distributions from net investment income	(1.119)
Distributions from net realized gain	(.130)
Total distributions	(1.249)
Net asset value, end of period	$ 47.46
Total Return B, C, D	(2.68)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	2.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,107
Portfolio turnover rate	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	1.075
Net realized and unrealized gain (loss)	(2.483)
Total from investment operations	(1.408)
Distributions from net investment income	(1.002)
Distributions from net realized gain	(.130)
Total distributions	(1.132)
Net asset value, end of period	$ 47.46
Total ReturnB, C, D	(2.91)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	2.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 154
Portfolio turnover rate	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.836
Net realized and unrealized gain (loss)	(2.476)
Total from investment operations	(1.640)
Distributions from net investment income	(.820)
Distributions from net realized gain	(.130)
Total distributions	(.950)
Net asset value, end of period	$ 47.41
Total Return B, C, D	(3.36)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 365
Portfolio turnover rate	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2018

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.280
Net realized and unrealized gain (loss)	(2.469)
Total from investment operations	(1.189)
Distributions from net investment income	(1.221)
Distributions from net realized gain	(.130)
Total distributions	(1.351)
Net asset value, end of period	$ 47.46
Total Return B, C	(2.48)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	2.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,167
Portfolio turnover rate	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.295
Net realized and unrealized gain (loss)	(2.474)
Total from investment operations	(1.179)
Distributions from net investment income	(1.221)
Distributions from net realized gain	(.130)
Total distributions	(1.351)
Net asset value, end of period	$ 47.47
Total Return B, C	(2.46)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	2.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 214
Portfolio turnover rate	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2020 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	5.8	6.0
Fidelity Advisor Mid Cap II Fund Institutional Class	4.9	4.7
Fidelity Broad Market Opportunities Fund	7.8	7.9
Fidelity Disciplined Equity Fund	4.9	4.9
Fidelity Equity-Income Fund	4.7	4.9
Fidelity Large Cap Core Enhanced Index Fund	7.9	7.9
Fidelity Small Cap Opportunities Fund	3.2	3.1
	39.2	39.4
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	5.0	5.3
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.9	1.9
Fidelity Strategic Income Fund	2.0	2.0
	3.9	3.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.7	6.7
Fidelity Strategic Real Return Fund	6.7	6.7
Fidelity Total Bond Fund	20.1	20.1
	33.5	33.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	9.3	8.9
Fidelity Short-Term Bond Fund	9.1	9.0
	18.4	17.9
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	39.2%
International Equity Funds	5.0%
High Yield Fixed-Income Funds	3.9%
Investment Grade Fixed-Income Funds	33.5%
Short-Term Funds	18.4%

Six months ago
Domestic Equity Funds	39.4%
International Equity Funds	5.3%
High Yield Fixed-Income Funds	3.9%
Investment Grade Fixed-Income Funds	33.5%
Short-Term Funds	17.9%

Expected
Domestic Equity Funds	38.9%
International Equity Funds	4.8%
High Yield Fixed-Income Funds	3.6%
Investment Grade Fixed-Income Funds	33.7%
Short-Term Funds	19.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2008. The current allocation is based on the fund's holdings as of July 31, 2008. The expected allocation represents the fund's anticipated allocation at January 31, 2009.

Annual Report

Fidelity Income Replacement 2020 Fund

Investments July 31, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 44.2%
	Shares	Value
Domestic Equity Funds - 39.2%
Fidelity 100 Index Fund	15,127	$ 138,259
Fidelity Advisor Mid Cap II Fund Institutional Class	7,369	115,465
Fidelity Broad Market Opportunities Fund	20,626	183,778
Fidelity Disciplined Equity Fund	4,544	115,548
Fidelity Equity-Income Fund	2,465	111,314
Fidelity Large Cap Core Enhanced Index Fund	20,985	186,345
Fidelity Small Cap Opportunities Fund	9,465	75,438
TOTAL DOMESTIC EQUITY FUNDS		926,147
International Equity Funds - 5.0%
Fidelity Advisor International Discovery Fund Institutional Class	3,260	118,680
TOTAL EQUITY FUNDS (Cost $1,140,394)		1,044,827
Fixed-Income Funds - 37.4%

High Yield Fixed-Income Funds - 3.9%
Fidelity Capital & Income Fund	5,618	45,447
Fidelity Strategic Income Fund	4,516	45,926
TOTAL HIGH YIELD FIXED-INCOME FUNDS		91,373
Investment Grade Fixed-Income Funds - 33.5%
Fidelity Government Income Fund	15,262	158,416
Fidelity Strategic Real Return Fund	15,654	158,262
Fidelity Total Bond Fund	47,224	475,074
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		791,752
TOTAL FIXED-INCOME FUNDS (Cost $900,088)		883,125
Short-Term Funds - 18.4%

Fidelity Institutional Money Market Portfolio Institutional Class	218,263	218,263
Fidelity Short-Term Bond Fund	25,884	215,353
TOTAL SHORT-TERM FUNDS (Cost $439,524)		433,616
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $2,480,006)		$ 2,361,568

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2020 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2008

Assets
Investment in securities, at value (cost $2,480,006) - See accompanying schedule	$ 2,361,568
Cash	72
Receivable for investments sold	1
Total assets	2,361,641

Liabilities
Distribution fees payable	406

Net Assets	$ 2,361,236
Net Assets consist of:
Paid in capital	$ 2,474,768
Undistributed net investment income	1,110
Accumulated undistributed net realized gain (loss) on investments	3,796
Net unrealized appreciation (depreciation) on investments	(118,438)
Net Assets	$ 2,361,236

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($502,844 ÷ 10,672.9 shares)	$ 47.11

Maximum offering price per share (100/94.25 of $47.11)	$ 49.98
Class T: Net Asset Value and redemption price per share ($187,214 ÷ 3,974.6 shares)	$ 47.10

Maximum offering price per share (100/96.50 of $47.10)	$ 48.81

Class C: Net Asset Value and offering price per share ($275,097 ÷ 5,843.6 shares)A	$ 47.08

Income Replacement 2020: Net Asset Value, offering price and redemption price per share ($1,233,366 ÷ 26,177.5 shares)	$ 47.12

Institutional Class: Net Asset Value, offering price and redemption price per share ($162,715 ÷ 3,453.5 shares)	$ 47.12

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period August 30, 2007 (commencement of operations) to July 31, 2008

Investment Income
Income distributions from underlying funds		$ 33,974
Interest		72
Total income		34,046

Expenses
Distribution fees	$ 2,946
Independent trustees' compensation	5
Total expenses before reductions	2,951
Expense reductions	(5)	2,946
Net investment income (loss)		31,100
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(4,968)
Capital gain distributions from underlying funds	11,246	6,278
Change in net unrealized appreciation (depreciation) on underlying funds		(118,438)
Net gain (loss)		(112,160)
Net increase (decrease) in net assets resulting from operations		$ (81,060)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2020 Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 31,100
Net realized gain (loss)	6,278
Change in net unrealized appreciation (depreciation)	(118,438)
Net increase (decrease) in net assets resulting from operations	(81,060)
Distributions to shareholders from net investment income	(29,990)
Distributions to shareholders from net realized gain	(2,482)
Total distributions	(32,472)
Share transactions - net increase (decrease)	2,474,768
Total increase (decrease) in net assets	2,361,236

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $1,110)	$ 2,361,236

Financial Highlights - Class A

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	1.085
Net realized and unrealized gain (loss)	(2.692)
Total from investment operations	(1.607)
Distributions from net investment income	(1.113)
Distributions from net realized gain	(.170)
Total distributions	(1.283)
Net asset value, end of period	$ 47.11
Total Return B, C, D	(3.33)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	2.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 503
Portfolio turnover rate	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.985
Net realized and unrealized gain (loss)	(2.707)
Total from investment operations	(1.722)
Distributions from net investment income	(1.008)
Distributions from net realized gain	(.170)
Total distributions	(1.178)
Net asset value, end of period	$ 47.10
Total Return B, C, D	(3.56)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	2.17% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 187
Portfolio turnover rate	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.755
Net realized and unrealized gain (loss)	(2.699)
Total from investment operations	(1.944)
Distributions from net investment income	(.806)
Distributions from net realized gain	(.170)
Total distributions	(.976)
Net asset value, end of period	$ 47.08
Total Return B, C, D	(3.99)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 275
Portfolio turnover rate	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2020

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.190
Net realized and unrealized gain (loss)	(2.677)
Total from investment operations	(1.487)
Distributions from net investment income	(1.223)
Distributions from net realized gain	(.170)
Total distributions	(1.393)
Net asset value, end of period	$ 47.12
Total Return B, C	(3.10)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	2.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,233
Portfolio turnover rate	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.215
Net realized and unrealized gain (loss)	(2.702)
Total from investment operations	(1.487)
Distributions from net investment income	(1.223)
Distributions from net realized gain	(.170)
Total distributions	(1.393)
Net asset value, end of period	$ 47.12
Total Return B, C	(3.10)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	2.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 163
Portfolio turnover rate	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2022 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	6.1	6.2
Fidelity Advisor Mid Cap II Fund Institutional Class	5.1	4.9
Fidelity Broad Market Opportunities Fund	8.2	8.1
Fidelity Disciplined Equity Fund	5.2	5.1
Fidelity Equity-Income Fund	5.0	5.1
Fidelity Large Cap Core Enhanced Index Fund	8.3	8.2
Fidelity Small Cap Opportunities Fund	3.4	3.2
	41.3	40.8
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	5.7	5.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.1	2.1
Fidelity Strategic Income Fund	2.2	2.2
	4.3	4.3
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.5	6.6
Fidelity Strategic Real Return Fund	6.4	6.4
Fidelity Total Bond Fund	19.1	19.5
	32.0	32.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	8.4	8.2
Fidelity Short-Term Bond Fund	8.3	8.4
	16.7	16.6
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	41.3%
International Equity Funds	5.7%
High Yield Fixed-Income Funds	4.3%
Investment Grade Fixed-Income Funds	32.0%
Short-Term Funds	16.7%

Six months ago
Domestic Equity Funds	40.8%
International Equity Funds	5.8%
High Yield Fixed-Income Funds	4.3%
Investment Grade Fixed-Income Funds	32.5%
Short-Term Funds	16.6%

Expected
Domestic Equity Funds	41.3%
International Equity Funds	5.6%
High Yield Fixed-Income Funds	4.0%
Investment Grade Fixed-Income Funds	32.2%
Short-Term Funds	16.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2008. The current allocation is based on the fund's holdings as of July 31, 2008. The expected allocation represents the fund's anticipated allocation at January 31, 2009.

Annual Report

Fidelity Income Replacement 2022 Fund

Investments July 31, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 47.0%
	Shares	Value
Domestic Equity Funds - 41.3%
Fidelity 100 Index Fund	37,216	$ 340,157
Fidelity Advisor Mid Cap II Fund Institutional Class	18,186	284,976
Fidelity Broad Market Opportunities Fund	50,822	452,824
Fidelity Disciplined Equity Fund	11,212	285,118
Fidelity Equity-Income Fund	6,166	278,447
Fidelity Large Cap Core Enhanced Index Fund	51,813	460,099
Fidelity Small Cap Opportunities Fund	23,260	185,379
TOTAL DOMESTIC EQUITY FUNDS		2,287,000
International Equity Funds - 5.7%
Fidelity Advisor International Discovery Fund Institutional Class	8,763	319,077
TOTAL EQUITY FUNDS (Cost $2,909,918)		2,606,077
Fixed-Income Funds - 36.3%

High Yield Fixed-Income Funds - 4.3%
Fidelity Capital & Income Fund	14,698	118,903
Fidelity Strategic Income Fund	11,758	119,575
TOTAL HIGH YIELD FIXED-INCOME FUNDS		238,478
Investment Grade Fixed-Income Funds - 32.0%
Fidelity Government Income Fund	34,339	356,443
Fidelity Strategic Real Return Fund	35,139	355,260
Fidelity Total Bond Fund	105,320	1,059,516
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,771,219
TOTAL FIXED-INCOME FUNDS (Cost $2,047,458)		2,009,697
Short-Term Funds - 16.7%

Fidelity Institutional Money Market Portfolio Institutional Class	466,323	466,323
Fidelity Short-Term Bond Fund	54,920	456,931
TOTAL SHORT-TERM FUNDS (Cost $937,144)		923,254
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $5,894,520)		$ 5,539,028

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2022 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2008

Assets
Investment in securities, at value (cost $5,894,520) - See accompanying schedule		$ 5,539,028
Cash		72
Receivable for investments sold		252
Total assets		5,539,352

Liabilities
Payable for fund shares redeemed	$ 250
Distribution fees payable	238
Total liabilities		488

Net Assets		$ 5,538,864
Net Assets consist of:
Paid in capital		$ 5,882,033
Undistributed net investment income		2,475
Accumulated undistributed net realized gain (loss) on investments		9,848
Net unrealized appreciation (depreciation) on investments		(355,492)
Net Assets		$ 5,538,864

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($288,934 ÷ 6,140.5 shares)		$ 47.05

Maximum offering price per share (100/94.25 of $47.05)		$ 49.92
Class T: Net Asset Value and redemption price per share ($187,076 ÷ 3,976.5 shares)		$ 47.04

Maximum offering price per share (100/96.50 of $47.04)		$ 48.75

Class C: Net Asset Value and offering price per share ($119,831 ÷ 2,547.6 shares)A		$ 47.04

Income Replacement 2022: Net Asset Value, offering price and redemption price per share ($4,665,876 ÷ 99,138.2 shares)		$ 47.06

Institutional Class: Net Asset Value, offering price and redemption price per share ($277,147 ÷ 5,889.3 shares)		$ 47.06

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period August 30, 2007 (commencement of operations) to July 31, 2008

Investment Income
Income distributions from underlying funds		$ 87,382
Interest		72
Total income		87,454

Expenses
Distribution fees	$ 1,974
Independent trustees' compensation	12
Total expenses before reductions	1,986
Expense reductions	(12)	1,974
Net investment income (loss)		85,480
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(23,894)
Capital gain distributions from underlying funds	42,834	18,940
Change in net unrealized appreciation (depreciation) on underlying funds		(355,492)
Net gain (loss)		(336,552)
Net increase (decrease) in net assets resulting from operations		$ (251,072)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2022 Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 85,480
Net realized gain (loss)	18,940
Change in net unrealized appreciation (depreciation)	(355,492)
Net increase (decrease) in net assets resulting from operations	(251,072)
Distributions to shareholders from net investment income	(83,005)
Distributions to shareholders from net realized gain	(9,092)
Total distributions	(92,097)
Share transactions - net increase (decrease)	5,882,033
Total increase (decrease) in net assets	5,538,864

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $2,475)	$ 5,538,864

Financial Highlights - Class A

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	1.087
Net realized and unrealized gain (loss)	(2.853)
Total from investment operations	(1.766)
Distributions from net investment income	(1.014)
Distributions from net realized gain	(.170)
Total distributions	(1.184)
Net asset value, end of period	$ 47.05
Total Return B, C, D	(3.64)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	2.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 289
Portfolio turnover rate	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.982
Net realized and unrealized gain (loss)	(2.862)
Total from investment operations	(1.880)
Distributions from net investment income	(.910)
Distributions from net realized gain	(.170)
Total distributions	(1.080)
Net asset value, end of period	$ 47.04
Total Return B, C, D	(3.87)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	2.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 187
Portfolio turnover rate	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.760
Net realized and unrealized gain (loss)	(2.860)
Total from investment operations	(2.100)
Distributions from net investment income	(.690)
Distributions from net realized gain	(.170)
Total distributions	(.860)
Net asset value, end of period	$ 47.04
Total Return B, C, D	(4.29)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 120
Portfolio turnover rate	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2022

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.190
Net realized and unrealized gain (loss)	(2.836)
Total from investment operations	(1.646)
Distributions from net investment income	(1.124)
Distributions from net realized gain	(.170)
Total distributions	(1.294)
Net asset value, end of period	$ 47.06
Total Return B, C	(3.41)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,666
Portfolio turnover rate	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.208
Net realized and unrealized gain (loss)	(2.854)
Total from investment operations	(1.646)
Distributions from net investment income	(1.124)
Distributions from net realized gain	(.170)
Total distributions	(1.294)
Net asset value, end of period	$ 47.06
Total Return B, C	(3.41)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 277
Portfolio turnover rate	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2024 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	6.3	6.4
Fidelity Advisor Mid Cap II Fund Institutional Class	5.3	5.2
Fidelity Broad Market Opportunities Fund	8.5	8.5
Fidelity Disciplined Equity Fund	5.4	5.4
Fidelity Equity-Income Fund	5.2	5.3
Fidelity Large Cap Core Enhanced Index Fund	8.6	8.5
Fidelity Small Cap Opportunities Fund	3.4	3.3
	42.7	42.6
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	6.5	6.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.3	2.3
Fidelity Strategic Income Fund	2.4	2.4
	4.7	4.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.2	6.3
Fidelity Strategic Real Return Fund	6.2	6.3
Fidelity Total Bond Fund	18.4	18.4
	30.8	31.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	7.7	7.4
Fidelity Short-Term Bond Fund	7.6	7.6
	15.3	15.0
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	42.7%
International Equity Funds	6.5%
High Yield Fixed-Income Funds	4.7%
Investment Grade Fixed-Income Funds	30.8%
Short-Term Funds	15.3%

Six months ago
Domestic Equity Funds	42.6%
International Equity Funds	6.7%
High Yield Fixed-Income Funds	4.7%
Investment Grade Fixed-Income Funds	31.0%
Short-Term Funds	15.0%

Expected
Domestic Equity Funds	43.0%
International Equity Funds	6.4%
High Yield Fixed-Income Funds	4.4%
Investment Grade Fixed-Income Funds	30.6%
Short-Term Funds	15.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2008. The current allocation is based on the fund's holdings as of July 31, 2008. The expected allocation represents the fund's anticipated allocation at January 31, 2009.

Annual Report

Fidelity Income Replacement 2024 Fund

Investments July 31, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 49.2%
	Shares	Value
Domestic Equity Funds - 42.7%
Fidelity 100 Index Fund	9,895	$ 90,440
Fidelity Advisor Mid Cap II Fund Institutional Class	4,863	76,206
Fidelity Broad Market Opportunities Fund	13,516	120,425
Fidelity Disciplined Equity Fund	2,998	76,237
Fidelity Equity-Income Fund	1,628	73,526
Fidelity Large Cap Core Enhanced Index Fund	13,764	122,228
Fidelity Small Cap Opportunities Fund	6,163	49,119
TOTAL DOMESTIC EQUITY FUNDS		608,181
International Equity Funds - 6.5%
Fidelity Advisor International Discovery Fund Institutional Class	2,568	93,485
TOTAL EQUITY FUNDS (Cost $779,890)		701,666
Fixed-Income Funds - 35.5%

High Yield Fixed-Income Funds - 4.7%
Fidelity Capital & Income Fund	4,101	33,177
Fidelity Strategic Income Fund	3,308	33,644
TOTAL HIGH YIELD FIXED-INCOME FUNDS		66,821
Investment Grade Fixed-Income Funds - 30.8%
Fidelity Government Income Fund	8,552	88,774
Fidelity Strategic Real Return Fund	8,774	88,701
Fidelity Total Bond Fund	25,987	261,424
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		438,899
TOTAL FIXED-INCOME FUNDS (Cost $513,281)		505,720
Short-Term Funds - 15.3%

Fidelity Institutional Money Market Portfolio Institutional Class	109,794	109,794
Fidelity Short-Term Bond Fund	13,026	108,380
TOTAL SHORT-TERM FUNDS (Cost $221,178)		218,174
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,514,349)		$ 1,425,560

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2024 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2008

Assets
Investment in securities, at value (cost $1,514,349) - See accompanying schedule	$ 1,425,560
Cash	72
Total assets	1,425,632

Liabilities
Distribution fees payable	242

Net Assets	$ 1,425,390
Net Assets consist of:
Paid in capital	$ 1,512,902
Undistributed net investment income	575
Accumulated undistributed net realized gain (loss) on investments	702
Net unrealized appreciation (depreciation) on investments	(88,789)
Net Assets	$ 1,425,390

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($286,167 ÷ 6,092.59 shares)	$ 46.97

Maximum offering price per share (100/94.25 of $46.97)	$ 49.84
Class T: Net Asset Value and redemption price per share ($96,057 ÷ 2,045.09 shares)	$ 46.97

Maximum offering price per share (100/96.50 of $46.97)	$ 48.67

Class C: Net Asset Value and offering price per share ($232,967 ÷ 4,964.18 shares)A	$ 46.93

Income Replacement 2024: Net Asset Value, offering price and redemption price per share ($713,695 ÷ 15,192.00 shares)	$ 46.98

Institutional Class: Net Asset Value, offering price and redemption price per share ($96,504 ÷ 2,054.36 shares)	$ 46.98

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period August 30, 2007 (commencement of operations) to July 31, 2008

Investment Income
Income distributions from underlying funds		$ 23,762
Interest		72
Total income		23,834

Expenses
Distribution fees	$ 2,058
Independent trustees' compensation	3
Total expenses before reductions	2,061
Expense reductions	(3)	2,058
Net investment income (loss)		21,776
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(8,785)
Capital gain distributions from underlying funds	12,382	3,597
Change in net unrealized appreciation (depreciation) on underlying funds		(88,789)
Net gain (loss)		(85,192)
Net increase (decrease) in net assets resulting from operations		$ (63,416)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2024 Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 21,776
Net realized gain (loss)	3,597
Change in net unrealized appreciation (depreciation)	(88,789)
Net increase (decrease) in net assets resulting from operations	(63,416)
Distributions to shareholders from net investment income	(21,201)
Distributions to shareholders from net realized gain	(2,896)
Total distributions	(24,097)
Share transactions - net increase (decrease)	1,512,903
Total increase (decrease) in net assets	1,425,390

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $575)	$ 1,425,390

Financial Highlights - Class A

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	1.063
Net realized and unrealized gain (loss)	(2.884)
Total from investment operations	(1.821)
Distributions from net investment income	(1.039)
Distributions from net realized gain	(.170)
Total distributions	(1.209)
Net asset value, end of period	$ 46.97
Total Return B, C, D	(3.77)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	2.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 286
Portfolio turnover rate	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.966
Net realized and unrealized gain (loss)	(2.901)
Total from investment operations	(1.937)
Distributions from net investment income	(.923)
Distributions from net realized gain	(.170)
Total distributions	(1.093)
Net asset value, end of period	$ 46.97
Total Return B, C, D	(3.99)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	2.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 96
Portfolio turnover rate	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.728
Net realized and unrealized gain (loss)	(2.903)
Total from investment operations	(2.175)
Distributions from net investment income	(.725)
Distributions from net realized gain	(.170)
Total distributions	(.895)
Net asset value, end of period	$ 46.93
Total Return B, C, D	(4.45)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	1.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 233
Portfolio turnover rate	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2024

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.166
Net realized and unrealized gain (loss)	(2.868)
Total from investment operations	(1.702)
Distributions from net investment income	(1.148)
Distributions from net realized gain	(.170)
Total distributions	(1.318)
Net asset value, end of period	$ 46.98
Total Return B, C	(3.53)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	2.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 714
Portfolio turnover rate	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.194
Net realized and unrealized gain (loss)	(2.896)
Total from investment operations	(1.702)
Distributions from net investment income	(1.148)
Distributions from net realized gain	(.170)
Total distributions	(1.318)
Net asset value, end of period	$ 46.98
Total Return B, C	(3.53)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	2.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 97
Portfolio turnover rate	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2026 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	6.5	6.6
Fidelity Advisor Mid Cap II Fund Institutional Class	5.5	5.2
Fidelity Broad Market Opportunities Fund	8.7	8.6
Fidelity Disciplined Equity Fund	5.5	5.5
Fidelity Equity-Income Fund	5.4	5.4
Fidelity Large Cap Core Enhanced Index Fund	8.8	8.8
Fidelity Small Cap Opportunities Fund	3.6	3.3
	44.0	43.4
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	7.3	7.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.4	2.4
Fidelity Strategic Income Fund	2.5	2.5
	4.9	4.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.0	6.2
Fidelity Strategic Real Return Fund	6.0	6.1
Fidelity Total Bond Fund	18.0	18.2
	30.0	30.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	7.0	6.8
Fidelity Short-Term Bond Fund	6.8	7.0
	13.8	13.8
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	44.0%
International Equity Funds	7.3%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	30.0%
Short-Term Funds	13.8%

Six months ago
Domestic Equity Funds	43.4%
International Equity Funds	7.4%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	30.5%
Short-Term Funds	13.8%

Expected
Domestic Equity Funds	44.3%
International Equity Funds	7.2%
High Yield Fixed-Income Funds	4.7%
Investment Grade Fixed-Income Funds	29.6%
Short-Term Funds	14.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2008. The current allocation is based on the fund's holdings as of July 31, 2008. The expected allocation represents the fund's anticipated allocation at January 31, 2009.

Annual Report

Fidelity Income Replacement 2026 Fund

Investments July 31, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 51.3%
	Shares	Value
Domestic Equity Funds - 44.0%
Fidelity 100 Index Fund	11,402	$ 104,219
Fidelity Advisor Mid Cap II Fund Institutional Class	5,555	87,048
Fidelity Broad Market Opportunities Fund	15,575	138,773
Fidelity Disciplined Equity Fund	3,435	87,354
Fidelity Equity-Income Fund	1,886	85,165
Fidelity Large Cap Core Enhanced Index Fund	15,853	140,775
Fidelity Small Cap Opportunities Fund	7,090	56,511
TOTAL DOMESTIC EQUITY FUNDS		699,845
International Equity Funds - 7.3%
Fidelity Advisor International Discovery Fund Institutional Class	3,196	116,382
TOTAL EQUITY FUNDS (Cost $911,251)		816,227
Fixed-Income Funds - 34.9%

High Yield Fixed-Income Funds - 4.9%
Fidelity Capital & Income Fund	4,837	39,133
Fidelity Strategic Income Fund	3,884	39,496
TOTAL HIGH YIELD FIXED-INCOME FUNDS		78,629
Investment Grade Fixed-Income Funds - 30.0%
Fidelity Government Income Fund	9,233	95,839
Fidelity Strategic Real Return Fund	9,456	95,600
Fidelity Total Bond Fund	28,418	285,882
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		477,321
TOTAL FIXED-INCOME FUNDS (Cost $564,638)		555,950
Short-Term Funds - 13.8%

Fidelity Institutional Money Market Portfolio Institutional Class	110,748	110,748
Fidelity Short-Term Bond Fund	13,100	108,992
TOTAL SHORT-TERM FUNDS (Cost $223,127)		219,740
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,699,016)		$ 1,591,917

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2026 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2008

Assets
Investment in securities, at value (cost $1,699,016) - See accompanying schedule		$ 1,591,917
Cash		72
Receivable for investments sold		2,237
Receivable for fund shares sold		25,000
Total assets		1,619,226

Liabilities
Payable for investments purchased	$ 24,839
Payable for fund shares redeemed	2,396
Distribution fees payable	473
Total liabilities		27,708

Net Assets		$ 1,591,518
Net Assets consist of:
Paid in capital		$ 1,687,356
Undistributed net investment income		600
Accumulated undistributed net realized gain (loss) on investments		10,661
Net unrealized appreciation (depreciation) on investments		(107,099)
Net Assets		$ 1,591,518

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($131,320 ÷ 2,808.1 shares)		$ 46.76

Maximum offering price per share (100/94.25 of $46.76)		$ 49.61
Class T: Net Asset Value and redemption price per share ($95,642 ÷ 2,045.2 shares)		$ 46.76

Maximum offering price per share (100/96.50 of $46.76)		$ 48.46

Class C: Net Asset Value and offering price per share ($485,056 ÷ 10,382.5 shares)A		$ 46.72

Income Replacement 2026: Net Asset Value, offering price and redemption price per share ($783,414 ÷ 16,750.4 shares)		$ 46.77

Institutional Class: Net Asset Value, offering price and redemption price per share ($96,086 ÷ 2,054.4 shares)		$ 46.77

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period August 30, 2007 (commencement of operations) to July 31, 2008

Investment Income
Income distributions from underlying funds		$ 26,580
Interest		111
Total income		26,691

Expenses
Distribution fees	$ 4,039
Independent trustees' compensation	4
Total expenses before reductions	4,043
Expense reductions	(4)	4,039
Net investment income (loss)		22,652
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(2,963)
Capital gain distributions from underlying funds	17,330	14,367
Change in net unrealized appreciation (depreciation) on underlying funds		(107,099)
Net gain (loss)		(92,732)
Net increase (decrease) in net assets resulting from operations		$ (70,080)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2026 Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 22,652
Net realized gain (loss)	14,367
Change in net unrealized appreciation (depreciation)	(107,099)
Net increase (decrease) in net assets resulting from operations	(70,080)
Distributions to shareholders from net investment income	(22,051)
Distributions to shareholders from net realized gain	(3,706)
Total distributions	(25,757)
Share transactions - net increase (decrease)	1,687,355
Total increase (decrease) in net assets	1,591,518

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $600)	$ 1,591,518

Financial Highlights - Class A

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	1.076
Net realized and unrealized gain (loss)	(3.105)
Total from investment operations	(2.029)
Distributions from net investment income	(1.031)
Distributions from net realized gain	(.180)
Total distributions	(1.211)
Net asset value, end of period	$ 46.76
Total Return B, C, D	(4.19)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	2.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 131
Portfolio turnover rate	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.966
Net realized and unrealized gain (loss)	(3.110)
Total from investment operations	(2.144)
Distributions from net investment income	(.916)
Distributions from net realized gain	(.180)
Total distributions	(1.096)
Net asset value, end of period	$ 46.76
Total Return B, C, D	(4.41)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	2.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 96
Portfolio turnover rate	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.723
Net realized and unrealized gain (loss)	(3.090)
Total from investment operations	(2.367)
Distributions from net investment income	(.733)
Distributions from net realized gain	(.180)
Total distributions	(.913)
Net asset value, end of period	$ 46.72
Total Return B, C, D	(4.85)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	1.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 485
Portfolio turnover rate	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2026

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.168
Net realized and unrealized gain (loss)	(3.079)
Total from investment operations	(1.911)
Distributions from net investment income	(1.139)
Distributions from net realized gain	(.180)
Total distributions	(1.319)
Net asset value, end of period	$ 46.77
Total Return B, C	(3.96)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	2.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 783
Portfolio turnover rate	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.196
Net realized and unrealized gain (loss)	(3.107)
Total from investment operations	(1.911)
Distributions from net investment income	(1.139)
Distributions from net realized gain	(.180)
Total distributions	(1.319)
Net asset value, end of period	$ 46.77
Total Return B, C	(3.96)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	2.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 96
Portfolio turnover rate	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2028 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	6.7	6.8
Fidelity Advisor Mid Cap II Fund Institutional Class	5.6	5.4
Fidelity Broad Market Opportunities Fund	8.8	8.9
Fidelity Disciplined Equity Fund	5.6	5.6
Fidelity Equity-Income Fund	5.4	5.6
Fidelity Large Cap Core Enhanced Index Fund	9.0	9.0
Fidelity Small Cap Opportunities Fund	3.7	3.6
	44.8	44.9
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	8.0	8.1
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.6	2.6
Fidelity Strategic Income Fund	2.6	2.6
	5.2	5.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.8	5.8
Fidelity Strategic Real Return Fund	5.8	5.8
Fidelity Total Bond Fund	17.3	17.4
	28.9	29.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.6	6.5
Fidelity Short-Term Bond Fund	6.5	6.3
	13.1	12.8
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	44.8%
International Equity Funds	8.0%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	28.9%
Short-Term Funds	13.1%

Six months ago
Domestic Equity Funds	44.9%
International Equity Funds	8.1%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	29.0%
Short-Term Funds	12.8%

Expected
Domestic Equity Funds	45.2%
International Equity Funds	8.0%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	28.5%
Short-Term Funds	13.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2008. The current allocation is based on the fund's holdings as of July 31, 2008. The expected allocation represents the fund's anticipated allocation at January 31, 2009.

Annual Report

Fidelity Income Replacement 2028 Fund

Investments July 31, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 52.8%
	Shares	Value
Domestic Equity Funds - 44.8%
Fidelity 100 Index Fund	53,493	$ 488,923
Fidelity Advisor Mid Cap II Fund Institutional Class	25,935	406,404
Fidelity Broad Market Opportunities Fund	72,248	643,732
Fidelity Disciplined Equity Fund	15,991	406,662
Fidelity Equity-Income Fund	8,792	397,034
Fidelity Large Cap Core Enhanced Index Fund	73,653	654,041
Fidelity Small Cap Opportunities Fund	33,596	267,757
TOTAL DOMESTIC EQUITY FUNDS		3,264,553
International Equity Funds - 8.0%
Fidelity Advisor International Discovery Fund Institutional Class	16,052	584,466
TOTAL EQUITY FUNDS (Cost $4,200,490)		3,849,019
Fixed-Income Funds - 34.1%

High Yield Fixed-Income Funds - 5.2%
Fidelity Capital & Income Fund	23,553	190,548
Fidelity Strategic Income Fund	18,962	192,841
TOTAL HIGH YIELD FIXED-INCOME FUNDS		383,389
Investment Grade Fixed-Income Funds - 28.9%
Fidelity Government Income Fund	40,782	423,315
Fidelity Strategic Real Return Fund	41,564	420,209
Fidelity Total Bond Fund	125,459	1,262,117
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,105,641
TOTAL FIXED-INCOME FUNDS (Cost $2,535,313)		2,489,030
Short-Term Funds - 13.1%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class	481,175	$ 481,175
Fidelity Short-Term Bond Fund	56,698	471,731
TOTAL SHORT-TERM FUNDS (Cost $963,481)		952,906
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $7,699,284)		$ 7,290,955
Income Tax Information
At July 31, 2008, the fund had a capital loss carryforward of approximately $30 all of which will expire on July 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2028 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2008

Assets
Investment in securities, at value (cost $7,699,284) - See accompanying schedule		$ 7,290,955
Cash		73
Receivable for investments sold		3
Receivable for fund shares sold		10,000
Total assets		7,301,031

Liabilities
Payable for investments purchased	$ 10,003
Distribution fees payable	455
Total liabilities		10,458

Net Assets		$ 7,290,573
Net Assets consist of:
Paid in capital		$ 7,701,790
Undistributed net investment income		3,156
Accumulated undistributed net realized gain (loss) on investments		(6,044)
Net unrealized appreciation (depreciation) on investments		(408,329)
Net Assets		$ 7,290,573

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($371,026 ÷ 7,926.2 shares)		$ 46.81

Maximum offering price per share (100/94.25 of $46.81)		$ 49.67
Class T: Net Asset Value and redemption price per share ($605,703 ÷ 12,942.4 shares)		$ 46.80

Maximum offering price per share (100/96.50 of $46.80)		$ 48.50

Class C: Net Asset Value and offering price per share ($150,288 ÷ 3,212.0 shares)A		$ 46.79

Income Replacement 2028: Net Asset Value, offering price and redemption price per share ($6,067,645 ÷ 129,598.0 shares)		$ 46.82

Institutional Class: Net Asset Value, offering price and redemption price per share ($95,911 ÷ 2,048.5 shares)		$ 46.82

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period August 30, 2007 (commencement of operations) to July 31, 2008

Investment Income
Income distributions from underlying funds		$ 83,927
Interest		120
Total income		84,047

Expenses
Distribution fees	$ 2,476
Independent trustees' compensation	13
Total expenses before reductions	2,489
Expense reductions	(13)	2,476
Net investment income (loss)		81,571
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(36,623)
Capital gain distributions from underlying funds	39,184	2,561
Change in net unrealized appreciation (depreciation) on underlying funds		(408,329)
Net gain (loss)		(405,768)
Net increase (decrease) in net assets resulting from operations		$ (324,197)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2028 Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 81,571
Net realized gain (loss)	2,561
Change in net unrealized appreciation (depreciation)	(408,329)
Net increase (decrease) in net assets resulting from operations	(324,197)
Distributions to shareholders from net investment income	(78,416)
Distributions to shareholders from net realized gain	(8,604)
Total distributions	(87,020)
Share transactions - net increase (decrease)	7,701,790
Total increase (decrease) in net assets	7,290,573

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $3,156)	$ 7,290,573

Financial Highlights - Class A

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.966
Net realized and unrealized gain (loss)	(3.085)
Total from investment operations	(2.119)
Distributions from net investment income	(.911)
Distributions from net realized gain	(.160)
Total distributions	(1.071)
Net asset value, end of period	$ 46.81
Total Return B, C, D	(4.36)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	2.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 371
Portfolio turnover rate	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.847
Net realized and unrealized gain (loss)	(3.079)
Total from investment operations	(2.232)
Distributions from net investment income	(.808)
Distributions from net realized gain	(.160)
Total distributions	(.968)
Net asset value, end of period	$ 46.80
Total Return B, C, D	(4.57)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 606
Portfolio turnover rate	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.639
Net realized and unrealized gain (loss)	(3.104)
Total from investment operations	(2.465)
Distributions from net investment income	(.585)
Distributions from net realized gain	(.160)
Total distributions	(.745)
Net asset value, end of period	$ 46.79
Total Return B, C, D	(5.02)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	1.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 150
Portfolio turnover rate	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2028

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.067
Net realized and unrealized gain (loss)	(3.072)
Total from investment operations	(2.005)
Distributions from net investment income	(1.015)
Distributions from net realized gain	(.160)
Total distributions	(1.175)
Net asset value, end of period	$ 46.82
Total Return B, C	(4.14)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,068
Portfolio turnover rate	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.101
Net realized and unrealized gain (loss)	(3.106)
Total from investment operations	(2.005)
Distributions from net investment income	(1.015)
Distributions from net realized gain	(.160)
Total distributions	(1.175)
Net asset value, end of period	$ 46.82
Total Return B, C	(4.14)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 96
Portfolio turnover rate	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2030 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	6.8	6.8
Fidelity Advisor Mid Cap II Fund Institutional Class	5.6	5.4
Fidelity Broad Market Opportunities Fund	9.0	8.9
Fidelity Disciplined Equity Fund	5.7	5.7
Fidelity Equity-Income Fund	5.5	5.5
Fidelity Large Cap Core Enhanced Index Fund	9.1	9.1
Fidelity Small Cap Opportunities Fund	3.7	3.4
	45.4	44.8
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	8.9	9.1
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.7	2.7
Fidelity Strategic Income Fund	2.8	2.8
	5.5	5.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.8	5.9
Fidelity Strategic Real Return Fund	5.7	5.8
Fidelity Total Bond Fund	17.1	17.4
	28.6	29.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	5.8	5.6
Fidelity Short-Term Bond Fund	5.8	5.9
	11.6	11.5
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	45.4%
International Equity Funds	8.9%
High Yield Fixed-Income Funds	5.5%
Investment Grade Fixed-Income Funds	28.6%
Short-Term Funds	11.6%

Six months ago
Domestic Equity Funds	44.8%
International Equity Funds	9.1%
High Yield Fixed-Income Funds	5.5%
Investment Grade Fixed-Income Funds	29.1%
Short-Term Funds	11.5%

Expected
Domestic Equity Funds	46.0%
International Equity Funds	8.8%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	27.9%
Short-Term Funds	12.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2008. The current allocation is based on the fund's holdings as of July 31, 2008. The expected allocation represents the fund's anticipated allocation at January 31, 2009.

Annual Report

Fidelity Income Replacement 2030 Fund

Investments July 31, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 54.3%
	Shares	Value
Domestic Equity Funds - 45.4%
Fidelity 100 Index Fund	9,165	$ 83,768
Fidelity Advisor Mid Cap II Fund Institutional Class	4,472	70,069
Fidelity Broad Market Opportunities Fund	12,491	111,297
Fidelity Disciplined Equity Fund	2,768	70,387
Fidelity Equity-Income Fund	1,501	67,802
Fidelity Large Cap Core Enhanced Index Fund	12,707	112,837
Fidelity Small Cap Opportunities Fund	5,704	45,464
TOTAL DOMESTIC EQUITY FUNDS		561,624
International Equity Funds - 8.9%
Fidelity Advisor International Discovery Fund Institutional Class	3,008	109,519
TOTAL EQUITY FUNDS (Cost $745,041)		671,143
Fixed-Income Funds - 34.1%

High Yield Fixed-Income Funds - 5.5%
Fidelity Capital & Income Fund	4,171	33,743
Fidelity Strategic Income Fund	3,367	34,241
TOTAL HIGH YIELD FIXED-INCOME FUNDS		67,984
Investment Grade Fixed-Income Funds - 28.6%
Fidelity Government Income Fund	6,841	71,005
Fidelity Strategic Real Return Fund	6,981	70,576
Fidelity Total Bond Fund	21,067	211,932
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		353,513
TOTAL FIXED-INCOME FUNDS (Cost $427,738)		421,497
Short-Term Funds - 11.6%

Fidelity Institutional Money Market Portfolio Institutional Class	72,243	72,243
Fidelity Short-Term Bond Fund	8,646	71,934
TOTAL SHORT-TERM FUNDS (Cost $145,873)		144,177
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,318,652)		$ 1,236,817

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2030 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2008

Assets
Investment in securities, at value (cost $1,318,652) - See accompanying schedule	$ 1,236,817
Cash	72
Total assets	1,236,889

Liabilities
Distribution fees payable	309

Net Assets	$ 1,236,580
Net Assets consist of:
Paid in capital	$ 1,309,254
Undistributed net investment income	545
Accumulated undistributed net realized gain (loss) on investments	8,616
Net unrealized appreciation (depreciation) on investments	(81,835)
Net Assets	$ 1,236,580

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($95,499 ÷ 2,048.9 shares)	$ 46.61

Maximum offering price per share (100/94.25 of $46.61)	$ 49.45
Class T: Net Asset Value and redemption price per share ($95,280 ÷ 2,044.2 shares)	$ 46.61

Maximum offering price per share (100/96.50 of $46.61)	$ 48.30

Class C: Net Asset Value and offering price per share ($296,848 ÷ 6,372.9 shares)A	$ 46.58

Income Replacement 2030: Net Asset Value, offering price and redemption price per share ($653,232 ÷ 14,014.4 shares)	$ 46.61

Institutional Class: Net Asset Value, offering price and redemption price per share ($95,721 ÷ 2,053.5 shares)	$ 46.61

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period August 30, 2007 (commencement of operations) to July 31, 2008

Investment Income
Income distributions from underlying funds		$ 17,539
Interest		112
Total income		17,651

Expenses
Distribution fees	$ 2,803
Independent trustees' compensation	2
Total expenses before reductions	2,805
Expense reductions	(2)	2,803
Net investment income (loss)		14,848
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(555)
Capital gain distributions from underlying funds	11,821	11,266
Change in net unrealized appreciation (depreciation) on underlying funds		(81,835)
Net gain (loss)		(70,569)
Net increase (decrease) in net assets resulting from operations		$ (55,721)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2030 Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,848
Net realized gain (loss)	11,266
Change in net unrealized appreciation (depreciation)	(81,835)
Net increase (decrease) in net assets resulting from operations	(55,721)
Distributions to shareholders from net investment income	(14,428)
Distributions to shareholders from net realized gain	(2,528)
Total distributions	(16,956)
Share transactions - net increase (decrease)	1,309,257
Total increase (decrease) in net assets	1,236,580

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $545)	$ 1,236,580

Financial Highlights - Class A

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	1.034
Net realized and unrealized gain (loss)	(3.239)
Total from investment operations	(2.205)
Distributions from net investment income	(.995)
Distributions from net realized gain	(.190)
Total distributions	(1.185)
Net asset value, end of period	$ 46.61
Total Return B, C, D	(4.55)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	2.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95
Portfolio turnover rate	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.920
Net realized and unrealized gain (loss)	(3.234)
Total from investment operations	(2.314)
Distributions from net investment income	(.886)
Distributions from net realized gain	(.190)
Total distributions	(1.076)
Net asset value, end of period	$ 46.61
Total Return B, C, D	(4.76)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	2.01% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95
Portfolio turnover rate	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.682
Net realized and unrealized gain (loss)	(3.227)
Total from investment operations	(2.545)
Distributions from net investment income	(.685)
Distributions from net realized gain	(.190)
Total distributions	(.875)
Net asset value, end of period	$ 46.58
Total Return B, C, D	(5.21)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	1.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 297
Portfolio turnover rate	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2030

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.117
Net realized and unrealized gain (loss)	(3.209)
Total from investment operations	(2.092)
Distributions from net investment income	(1.108)
Distributions from net realized gain	(.190)
Total distributions	(1.298)
Net asset value, end of period	$ 46.61
Total Return B, C	(4.33)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 653
Portfolio turnover rate	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.149
Net realized and unrealized gain (loss)	(3.241)
Total from investment operations	(2.092)
Distributions from net investment income	(1.108)
Distributions from net realized gain	(.190)
Total distributions	(1.298)
Net asset value, end of period	$ 46.61
Total Return B, C	(4.33)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 96
Portfolio turnover rate	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2032 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	6.9	6.9
Fidelity Advisor Mid Cap II Fund Institutional Class	5.8	5.5
Fidelity Broad Market Opportunities Fund	9.1	9.1
Fidelity Disciplined Equity Fund	5.8	5.8
Fidelity Equity-Income Fund	5.6	5.7
Fidelity Large Cap Core Enhanced Index Fund	9.3	9.2
Fidelity Small Cap Opportunities Fund	3.7	3.5
	46.2	45.7
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	9.6	9.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.9	2.8
Fidelity Strategic Income Fund	2.9	3.0
	5.8	5.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.6	5.8
Fidelity Strategic Real Return Fund	5.6	5.7
Fidelity Total Bond Fund	16.7	16.9
	27.9	28.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	5.3	5.1
Fidelity Short-Term Bond Fund	5.2	5.3
	10.5	10.4
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	46.2%
International Equity Funds	9.6%
High Yield Fixed-Income Funds	5.8%
Investment Grade Fixed-Income Funds	27.9%
Short-Term Funds	10.5%

Six months ago
Domestic Equity Funds	45.7%
International Equity Funds	9.7%
High Yield Fixed-Income Funds	5.8%
Investment Grade Fixed-Income Funds	28.4%
Short-Term Funds	10.4%

Expected
Domestic Equity Funds	46.9%
International Equity Funds	9.6%
High Yield Fixed-Income Funds	5.5%
Investment Grade Fixed-Income Funds	27.5%
Short-Term Funds	10.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2008. The current allocation is based on the fund's holdings as of July 31, 2008. The expected allocation represents the fund's anticipated allocation at January 31, 2009.

Annual Report

Fidelity Income Replacement 2032 Fund

Investments July 31, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 55.8%
	Shares	Value
Domestic Equity Funds - 46.2%
Fidelity 100 Index Fund	10,662	$ 97,453
Fidelity Advisor Mid Cap II Fund Institutional Class	5,230	81,956
Fidelity Broad Market Opportunities Fund	14,552	129,659
Fidelity Disciplined Equity Fund	3,219	81,858
Fidelity Equity-Income Fund	1,757	79,364
Fidelity Large Cap Core Enhanced Index Fund	14,841	131,790
Fidelity Small Cap Opportunities Fund	6,635	52,879
TOTAL DOMESTIC EQUITY FUNDS		654,959
International Equity Funds - 9.6%
Fidelity Advisor International Discovery Fund Institutional Class	3,742	136,239
TOTAL EQUITY FUNDS (Cost $914,977)		791,198
Fixed-Income Funds - 33.7%

High Yield Fixed-Income Funds - 5.8%
Fidelity Capital & Income Fund	5,026	40,662
Fidelity Strategic Income Fund	4,050	41,189
TOTAL HIGH YIELD FIXED-INCOME FUNDS		81,851
Investment Grade Fixed-Income Funds - 27.9%
Fidelity Government Income Fund	7,713	80,060
Fidelity Strategic Real Return Fund	7,908	79,952
Fidelity Total Bond Fund	23,486	236,268
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		396,280
TOTAL FIXED-INCOME FUNDS (Cost $486,692)		478,131
Short-Term Funds - 10.5%

Fidelity Institutional Money Market Portfolio Institutional Class	75,042	75,042
Fidelity Short-Term Bond Fund	8,902	74,067
TOTAL SHORT-TERM FUNDS (Cost $151,644)		149,109
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,553,313)		$ 1,418,438

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2032 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2008

Assets
Investment in securities, at value (cost $1,553,313) - See accompanying schedule	$ 1,418,438
Cash	72
Other receivables	102
Total assets	1,418,612

Liabilities
Distribution fees payable	202

Net Assets	$ 1,418,410
Net Assets consist of:
Paid in capital	$ 1,540,219
Undistributed net investment income	555
Accumulated undistributed net realized gain (loss) on investments	12,511
Net unrealized appreciation (depreciation) on investments	(134,875)
Net Assets	$ 1,418,410

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($402,042 ÷ 8,643.0 shares)	$ 46.52

Maximum offering price per share (100/94.25 of $46.52)	$ 49.36
Class T: Net Asset Value and redemption price per share ($95,075 ÷ 2,043.7 shares)	$ 46.52

Maximum offering price per share (100/96.50 of $46.52)	$ 48.20

Class C: Net Asset Value and offering price per share ($94,634 ÷ 2,034.6 shares)A	$ 46.51

Income Replacement 2032: Net Asset Value, offering price and redemption price per share ($731,141 ÷ 15,713.9 shares)	$ 46.53

Institutional Class: Net Asset Value, offering price and redemption price per share ($95,518 ÷ 2,052.9 shares)	$ 46.53

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period August 30, 2007 (commencement of operations) to July 31, 2008

Investment Income
Income distributions from underlying funds		$ 25,916
Interest		114
Total income		26,030

Expenses
Distribution fees	$ 2,106
Independent trustees' compensation	4
Total expenses before reductions	2,110
Expense reductions	(4)	2,106
Net investment income (loss)		23,924
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(3,706)
Capital gain distributions from underlying funds	20,637	16,931
Change in net unrealized appreciation (depreciation) on underlying funds		(134,875)
Net gain (loss)		(117,944)
Net increase (decrease) in net assets resulting from operations		$ (94,020)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2032 Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 23,924
Net realized gain (loss)	16,931
Change in net unrealized appreciation (depreciation)	(134,875)
Net increase (decrease) in net assets resulting from operations	(94,020)
Distributions to shareholders from net investment income	(23,370)
Distributions to shareholders from net realized gain	(4,420)
Total distributions	(27,790)
Share transactions - net increase (decrease)	1,540,220
Total increase (decrease) in net assets	1,418,410

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $555)	$ 1,418,410

Financial Highlights - Class A

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	1.019
Net realized and unrealized gain (loss)	(3.322)
Total from investment operations	(2.303)
Distributions from net investment income	(.987)
Distributions from net realized gain	(.190)
Total distributions	(1.177)
Net asset value, end of period	$ 46.52
Total Return B, C, D	(4.75)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	2.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 402
Portfolio turnover rate	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.918
Net realized and unrealized gain (loss)	(3.339)
Total from investment operations	(2.421)
Distributions from net investment income	(.869)
Distributions from net realized gain	(.190)
Total distributions	(1.059)
Net asset value, end of period	$ 46.52
Total Return B, C, D	(4.98)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	2.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95
Portfolio turnover rate	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.690
Net realized and unrealized gain (loss)	(3.342)
Total from investment operations	(2.652)
Distributions from net investment income	(.648)
Distributions from net realized gain	(.190)
Total distributions	(.838)
Net asset value, end of period	$ 46.51
Total Return B, C, D	(5.42)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	1.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95
Portfolio turnover rate	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2032

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.122
Net realized and unrealized gain (loss)	(3.310)
Total from investment operations	(2.188)
Distributions from net investment income	(1.092)
Distributions from net realized gain	(.190)
Total distributions	(1.282)
Net asset value, end of period	$ 46.53
Total Return B, C	(4.53)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 731
Portfolio turnover rate	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.147
Net realized and unrealized gain (loss)	(3.335)
Total from investment operations	(2.188)
Distributions from net investment income	(1.092)
Distributions from net realized gain	(.190)
Total distributions	(1.282)
Net asset value, end of period	$ 46.53
Total Return B, C	(4.53)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 96
Portfolio turnover rate	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2034 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	7.0	7.1
Fidelity Advisor Mid Cap II Fund Institutional Class	6.0	5.7
Fidelity Broad Market Opportunities Fund	9.4	9.4
Fidelity Disciplined Equity Fund	5.9	6.0
Fidelity Equity-Income Fund	5.7	5.8
Fidelity Large Cap Core Enhanced Index Fund	9.5	9.5
Fidelity Small Cap Opportunities Fund	3.8	3.6
	47.3	47.1
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	10.7	10.9
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.0	3.0
Fidelity Strategic Income Fund	3.1	3.1
	6.1	6.1
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.5	5.6
Fidelity Strategic Real Return Fund	5.6	5.6
Fidelity Total Bond Fund	16.3	16.5
	27.4	27.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	4.2	3.9
Fidelity Short-Term Bond Fund	4.3	4.3
	8.5	8.2
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	47.3%
International Equity Funds	10.7%
High Yield Fixed-Income Funds	6.1%
Investment Grade Fixed-Income Funds	27.4%
Short-Term Funds	8.5%

Six months ago
Domestic Equity Funds	47.1%
International Equity Funds	10.9%
High Yield Fixed-Income Funds	6.1%
Investment Grade Fixed-Income Funds	27.7%
Short-Term Funds	8.2%

Expected
Domestic Equity Funds	47.8%
International Equity Funds	10.5%
High Yield Fixed-Income Funds	5.7%
Investment Grade Fixed-Income Funds	26.7%
Short-Term Funds	9.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2008. The current allocation is based on the fund's holdings as of July 31, 2008. The expected allocation represents the fund's anticipated allocation at January 31, 2009.

Annual Report

Fidelity Income Replacement 2034 Fund

Investments July 31, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 58.0%
	Shares	Value
Domestic Equity Funds - 47.3%
Fidelity 100 Index Fund	7,485	$ 68,410
Fidelity Advisor Mid Cap II Fund Institutional Class	3,704	58,048
Fidelity Broad Market Opportunities Fund	10,272	91,522
Fidelity Disciplined Equity Fund	2,276	57,879
Fidelity Equity-Income Fund	1,225	55,335
Fidelity Large Cap Core Enhanced Index Fund	10,453	92,823
Fidelity Small Cap Opportunities Fund	4,681	37,304
TOTAL DOMESTIC EQUITY FUNDS		461,321
International Equity Funds - 10.7%
Fidelity Advisor International Discovery Fund Institutional Class	2,847	103,661
TOTAL EQUITY FUNDS (Cost $634,539)		564,982
Fixed-Income Funds - 33.5%

High Yield Fixed-Income Funds - 6.1%
Fidelity Capital & Income Fund	3,681	29,782
Fidelity Strategic Income Fund	2,939	29,889
TOTAL HIGH YIELD FIXED-INCOME FUNDS		59,671
Investment Grade Fixed-Income Funds - 27.4%
Fidelity Government Income Fund	5,172	53,689
Fidelity Strategic Real Return Fund	5,344	54,032
Fidelity Total Bond Fund	15,805	158,999
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		266,720
TOTAL FIXED-INCOME FUNDS (Cost $331,878)		326,391
Short-Term Funds - 8.5%

Fidelity Institutional Money Market Portfolio Institutional Class	41,521	41,521
Fidelity Short-Term Bond Fund	5,018	41,749
TOTAL SHORT-TERM FUNDS (Cost $84,579)		83,270
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,050,996)		$ 974,643

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2034 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2008

Assets
Investment in securities, at value (cost $1,050,996) - See accompanying schedule		$ 974,643
Cash		72
Total assets		974,715

Liabilities
Payable for investments purchased	$ 62
Distribution fees payable	147
Total liabilities		209

Net Assets		$ 974,506
Net Assets consist of:
Paid in capital		$ 1,041,054
Undistributed net investment income		367
Accumulated undistributed net realized gain (loss) on investments		9,438
Net unrealized appreciation (depreciation) on investments		(76,353)
Net Assets		$ 974,506

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($138,270 ÷ 2,980.0 shares)		$ 46.40

Maximum offering price per share (100/94.25 of $46.40)		$ 49.21
Class T: Net Asset Value and redemption price per share ($94,789 ÷ 2,043.0 shares)		$ 46.40

Maximum offering price per share (100/96.50 of $46.40)		$ 48.08

Class C: Net Asset Value and offering price per share ($94,355 ÷ 2,033.8 shares)A		$ 46.39

Income Replacement 2034: Net Asset Value, offering price and redemption price per share ($551,863 ÷ 11,893.1 shares)		$ 46.40

Institutional Class: Net Asset Value, offering price and redemption price per share ($95,229 ÷ 2,052.1 shares)		$ 46.41

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period August 30, 2007 (commencement of operations) to July 31, 2008

Investment Income
Income distributions from underlying funds		$ 17,494
Interest		114
Total income		17,608

Expenses
Distribution fees	$ 1,665
Independent trustees' compensation	2
Total expenses before reductions	1,667
Expense reductions	(2)	1,665
Net investment income (loss)		15,943
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,672)
Capital gain distributions from underlying funds	14,075	12,403
Change in net unrealized appreciation (depreciation) on underlying funds		(76,353)
Net gain (loss)		(63,950)
Net increase (decrease) in net assets resulting from operations		$ (48,007)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2034 Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,943
Net realized gain (loss)	12,403
Change in net unrealized appreciation (depreciation)	(76,353)
Net increase (decrease) in net assets resulting from operations	(48,007)
Distributions to shareholders from net investment income	(15,577)
Distributions to shareholders from net realized gain	(2,963)
Total distributions	(18,540)
Share transactions - net increase (decrease)	1,041,053
Total increase (decrease) in net assets	974,506

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $367)	$ 974,506

Financial Highlights - Class A

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.994
Net realized and unrealized gain (loss)	(3.438)
Total from investment operations	(2.444)
Distributions from net investment income	(.956)
Distributions from net realized gain	(.200)
Total distributions	(1.156)
Net asset value, end of period	$ 46.40
Total Return B, C, D	(5.04)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	2.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 138
Portfolio turnover rate	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the period shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.875
Net realized and unrealized gain (loss)	(3.431)
Total from investment operations	(2.556)
Distributions from net investment income	(.844)
Distributions from net realized gain	(.200)
Total distributions	(1.044)
Net asset value, end of period	$ 46.40
Total Return B, C, D	(5.25)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	1.94% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95
Portfolio turnover rate	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the period shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.658
Net realized and unrealized gain (loss)	(3.448)
Total from investment operations	(2.790)
Distributions from net investment income	(.620)
Distributions from net realized gain	(.200)
Total distributions	(.820)
Net asset value, end of period	$ 46.39
Total Return B, C, D	(5.70)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 94
Portfolio turnover rate	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the period shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2034

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.090
Net realized and unrealized gain (loss)	(3.425)
Total from investment operations	(2.335)
Distributions from net investment income	(1.065)
Distributions from net realized gain	(.200)
Total distributions	(1.265)
Net asset value, end of period	$ 46.40
Total Return B, C	(4.83)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	2.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 552
Portfolio turnover rate	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.114
Net realized and unrealized gain (loss)	(3.439)
Total from investment operations	(2.325)
Distributions from net investment income	(1.065)
Distributions from net realized gain	(.200)
Total distributions	(1.265)
Net asset value, end of period	$ 46.41
Total Return B, C	(4.81)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	2.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95
Portfolio turnover rate	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the period shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2036 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	7.2	7.3
Fidelity Advisor Mid Cap II Fund Institutional Class	6.1	5.8
Fidelity Broad Market Opportunities Fund	9.6	9.5
Fidelity Disciplined Equity Fund	6.1	6.0
Fidelity Equity-Income Fund	5.9	6.0
Fidelity Large Cap Core Enhanced Index Fund	9.7	9.6
Fidelity Small Cap Opportunities Fund	3.9	3.7
	48.5	47.9
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	11.6	11.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.2	3.2
Fidelity Strategic Income Fund	3.2	3.3
	6.4	6.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.5	5.7
Fidelity Strategic Real Return Fund	5.5	5.6
Fidelity Total Bond Fund	16.4	16.8
	27.4	28.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	3.1	2.8
Fidelity Short-Term Bond Fund	3.0	3.0
	6.1	5.8
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	48.5%
International Equity Funds	11.6%
High Yield Fixed-Income Funds	6.4%
Investment Grade Fixed-Income Funds	27.4%
Short-Term Funds	6.1%

Six months ago
Domestic Equity Funds	47.9%
International Equity Funds	11.7%
High Yield Fixed-Income Funds	6.5%
Investment Grade Fixed-Income Funds	28.1%
Short-Term Funds	5.8%

Expected
Domestic Equity Funds	49.0%
International Equity Funds	11.5%
High Yield Fixed-Income Funds	6.0%
Investment Grade Fixed-Income Funds	26.4%
Short-Term Funds	7.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2008. The current allocation is based on the fund's holdings as of July 31, 2008. The expected allocation represents the fund's anticipated allocation at January 31, 2009.

Annual Report

Fidelity Income Replacement 2036 Fund

Investments July 31, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 60.1%
	Shares	Value
Domestic Equity Funds - 48.5%
Fidelity 100 Index Fund	13,281	$ 121,389
Fidelity Advisor Mid Cap II Fund Institutional Class	6,504	101,918
Fidelity Broad Market Opportunities Fund	18,079	161,081
Fidelity Disciplined Equity Fund	4,003	101,787
Fidelity Equity-Income Fund	2,187	98,752
Fidelity Large Cap Core Enhanced Index Fund	18,453	163,859
Fidelity Small Cap Opportunities Fund	8,243	65,699
TOTAL DOMESTIC EQUITY FUNDS		814,485
International Equity Funds - 11.6%
Fidelity Advisor International Discovery Fund Institutional Class	5,327	193,971
TOTAL EQUITY FUNDS (Cost $1,143,190)		1,008,456
Fixed-Income Funds - 33.8%

High Yield Fixed-Income Funds - 6.4%
Fidelity Capital & Income Fund	6,650	53,799
Fidelity Strategic Income Fund	5,363	54,547
TOTAL HIGH YIELD FIXED-INCOME FUNDS		108,346
Investment Grade Fixed-Income Funds - 27.4%
Fidelity Government Income Fund	8,929	92,679
Fidelity Strategic Real Return Fund	9,125	92,250
Fidelity Total Bond Fund	27,313	274,767
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		459,696
TOTAL FIXED-INCOME FUNDS (Cost $577,023)		568,042
Short-Term Funds - 6.1%

Fidelity Institutional Money Market Portfolio Institutional Class	51,102	51,102
Fidelity Short-Term Bond Fund	6,101	50,762
TOTAL SHORT-TERM FUNDS (Cost $103,562)		101,864
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,823,775)		$ 1,678,362
Income Tax Information
At July 31, 2008, the fund had a capital loss carryforward of approximately $20 all of which will expire on July 31, 2016.
The fund intends to elect to defer to its fiscal year ending July 31, 2009 approximately $24,292 of losses recognized during the period November 1, 2007 to July 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2036 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2008

Assets
Investment in securities, at value (cost $1,823,775) - See accompanying schedule		$ 1,678,362
Cash		75
Total assets		1,678,437

Liabilities
Payable for investments purchased	$ 1
Distribution fees payable	259
Total liabilities		260

Net Assets		$ 1,678,177
Net Assets consist of:
Paid in capital		$ 1,846,905
Undistributed net investment income		605
Accumulated undistributed net realized gain (loss) on investments		(23,920)
Net unrealized appreciation (depreciation) on investments		(145,413)
Net Assets		$ 1,678,177

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($94,874 ÷ 2,044.8 shares)		$ 46.40

Maximum offering price per share (100/94.25 of $46.40)		$ 49.22
Class T: Net Asset Value and redemption price per share ($384,090 ÷ 8,280.0 shares)		$ 46.39

Maximum offering price per share (100/96.50 of $46.39)		$ 48.07

Class C: Net Asset Value and offering price per share ($94,221 ÷ 2,031.1 shares)A		$ 46.39

Income Replacement 2036: Net Asset Value, offering price and redemption price per share ($986,426 ÷ 21,257.7 shares)		$ 46.40

Institutional Class: Net Asset Value, offering price and redemption price per share ($118,566 ÷ 2,555.2 shares)		$ 46.40

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period August 30, 2007 (commencement of operations) to July 31, 2008

Investment Income
Income distributions from underlying funds		$ 29,590
Interest		75
Total income		29,665

Expenses
Distribution fees	$ 2,499
Independent trustees' compensation	5
Total expenses before reductions	2,504
Expense reductions	(5)	2,499
Net investment income (loss)		27,166
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(43,572)
Capital gain distributions from underlying funds	24,643	(18,929)
Change in net unrealized appreciation (depreciation) on underlying funds		(145,413)
Net gain (loss)		(164,342)
Net increase (decrease) in net assets resulting from operations		$ (137,176)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2036 Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 27,166
Net realized gain (loss)	(18,929)
Change in net unrealized appreciation (depreciation)	(145,413)
Net increase (decrease) in net assets resulting from operations	(137,176)
Distributions to shareholders from net investment income	(26,561)
Distributions to shareholders from net realized gain	(4,991)
Total distributions	(31,552)
Share transactions - net increase (decrease)	1,846,905
Total increase (decrease) in net assets	1,678,177

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $605)	$ 1,678,177

Financial Highlights - Class A

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.951
Net realized and unrealized gain (loss)	(3.464)
Total from investment operations	(2.513)
Distributions from net investment income	(.897)
Distributions from net realized gain	(.190)
Total distributions	(1.087)
Net asset value, end of period	$ 46.40
Total Return B, C, D	(5.17)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	2.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95
Portfolio turnover rate	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.823
Net realized and unrealized gain (loss)	(3.449)
Total from investment operations	(2.626)
Distributions from net investment income	(.794)
Distributions from net realized gain	(.190)
Total distributions	(.984)
Net asset value, end of period	$ 46.39
Total Return B, C, D	(5.39)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	1.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 384
Portfolio turnover rate	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.609
Net realized and unrealized gain (loss)	(3.465)
Total from investment operations	(2.856)
Distributions from net investment income	(.564)
Distributions from net realized gain	(.190)
Total distributions	(.754)
Net asset value, end of period	$ 46.39
Total Return B, C, D	(5.82)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	1.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 94
Portfolio turnover rate	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2036

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.043
Net realized and unrealized gain (loss)	(3.445)
Total from investment operations	(2.402)
Distributions from net investment income	(1.008)
Distributions from net realized gain	(.190)
Total distributions	(1.198)
Net asset value, end of period	$ 46.40
Total Return B, C	(4.96)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	2.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 986
Portfolio turnover rate	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.064
Net realized and unrealized gain (loss)	(3.466)
Total from investment operations	(2.402)
Distributions from net investment income	(1.008)
Distributions from net realized gain	(.190)
Total distributions	(1.198)
Net asset value, end of period	$ 46.40
Total Return B, C	(4.96)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	2.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 119
Portfolio turnover rate	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2038 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	7.5	7.6
Fidelity Advisor Mid Cap II Fund Institutional Class	6.2	6.0
Fidelity Broad Market Opportunities Fund	9.9	10.1
Fidelity Disciplined Equity Fund	6.3	6.3
Fidelity Equity-Income Fund	6.1	6.5
Fidelity Large Cap Core Enhanced Index Fund	10.1	10.2
Fidelity Small Cap Opportunities Fund	4.1	4.1
	50.2	50.8
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	12.2	12.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.4	3.3
Fidelity Strategic Income Fund	3.4	3.3
	6.8	6.6
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.4	5.3
Fidelity Strategic Real Return Fund	5.4	5.3
Fidelity Total Bond Fund	16.0	15.7
	26.8	26.3
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	2.0	2.0
Fidelity Short-Term Bond Fund	2.0	1.9
	4.0	3.9
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	50.2%
International Equity Funds	12.2%
High Yield Fixed-Income Funds	6.8%
Investment Grade Fixed-Income Funds	26.8%
Short-Term Funds	4.0%

Six months ago
Domestic Equity Funds	50.8%
International Equity Funds	12.4%
High Yield Fixed-Income Funds	6.6%
Investment Grade Fixed-Income Funds	26.3%
Short-Term Funds	3.9%

Expected
Domestic Equity Funds	50.4%
International Equity Funds	12.6%
High Yield Fixed-Income Funds	6.5%
Investment Grade Fixed-Income Funds	26.0%
Short-Term Funds	4.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2008. The current allocation is based on the fund's holdings as of July 31, 2008. The expected allocation represents the fund's anticipated allocation at January 31, 2009.

Annual Report

Fidelity Income Replacement 2038 Fund

Investments July 31, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 62.4%
	Shares	Value
Domestic Equity Funds - 50.2%
Fidelity 100 Index Fund	12,155	$ 111,093
Fidelity Advisor Mid Cap II Fund Institutional Class	5,931	92,946
Fidelity Broad Market Opportunities Fund	16,553	147,484
Fidelity Disciplined Equity Fund	3,657	93,002
Fidelity Equity-Income Fund	2,009	90,711
Fidelity Large Cap Core Enhanced Index Fund	16,858	149,696
Fidelity Small Cap Opportunities Fund	7,672	61,145
TOTAL DOMESTIC EQUITY FUNDS		746,077
International Equity Funds - 12.2%
Fidelity Advisor International Discovery Fund Institutional Class	5,000	182,036
TOTAL EQUITY FUNDS (Cost $1,014,447)		928,113
Fixed-Income Funds - 33.6%

High Yield Fixed-Income Funds - 6.8%
Fidelity Capital & Income Fund	6,195	50,118
Fidelity Strategic Income Fund	4,952	50,362
TOTAL HIGH YIELD FIXED-INCOME FUNDS		100,480
Investment Grade Fixed-Income Funds - 26.8%
Fidelity Government Income Fund	7,729	80,225
Fidelity Strategic Real Return Fund	7,917	80,042
Fidelity Total Bond Fund	23,725	238,674
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		398,941
TOTAL FIXED-INCOME FUNDS (Cost $509,679)		499,421
Short-Term Funds - 4.0%

Fidelity Institutional Money Market Portfolio Institutional Class	29,973	29,973
Fidelity Short-Term Bond Fund	3,540	29,452
TOTAL SHORT-TERM FUNDS (Cost $60,171)		59,425
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,584,297)		$ 1,486,959

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2038 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2008
Assets
Investment in securities, at value (cost $1,584,297) - See accompanying schedule	$ 1,486,959
Cash	39
Total assets	1,486,998

Liabilities
Distribution fees payable	131

Net Assets	$ 1,486,867
Net Assets consist of:
Paid in capital	$ 1,585,675
Undistributed net investment income	476
Accumulated undistributed net realized gain (loss) on investments	(1,946)
Net unrealized appreciation (depreciation) on investments	(97,338)
Net Assets	$ 1,486,867
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($91,287 ÷ 2,016.9 shares)	$ 45.26

Maximum offering price per share (100/94.25 of $45.26)	$ 48.02
Class T: Net Asset Value and redemption price per share ($91,153 ÷ 2,014.0 shares)	$ 45.26

Maximum offering price per share (100/96.50 of $45.26)	$ 46.90

Class C: Net Asset Value and offering price per share ($90,885 ÷ 2,008.8 shares)A	$ 45.24

Income Replacement 2038: Net Asset Value, offering price and redemption price per share ($1,122,121 ÷ 24,788.5 shares)	$ 45.27

Institutional Class: Net Asset Value, offering price and redemption price per share ($91,421 ÷ 2,019.7 shares)	$ 45.26

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period December 31, 2007 (commencement of operations) to July 31, 2008
Investment Income
Income distributions from underlying funds		$ 12,507
Interest		39
Total income		12,546

Expenses
Distribution fees	$ 973
Independent trustees' compensation	2
Total expenses before reductions	975
Expense reductions	(2)	973
Net investment income (loss)		11,573
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(3,522)
Capital gain distributions from underlying funds	1,576	(1,946)
Change in net unrealized appreciation (depreciation) on underlying funds		(97,338)
Net gain (loss)		(99,284)
Net increase (decrease) in net assets resulting from operations		$ (87,711)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2038 Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period December 31, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,573
Net realized gain (loss)	(1,946)
Change in net unrealized appreciation (depreciation)	(97,338)
Net increase (decrease) in net assets resulting from operations	(87,711)
Distributions to shareholders from net investment income	(11,097)
Share transactions - net increase (decrease)	1,585,675
Total increase (decrease) in net assets	1,486,867

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $476)	$ 1,486,867

Financial Highlights - Class A

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.442
Net realized and unrealized gain (loss)	(4.811)
Total from investment operations	(4.369)
Distributions from net investment income	(.371)
Net asset value, end of period	$ 45.26
Total Return B, C, D	(8.76)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	1.59% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 91
Portfolio turnover rate	13%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.373
Net realized and unrealized gain (loss)	(4.809)
Total from investment operations	(4.436)
Distributions from net investment income	(.304)
Net asset value, end of period	$ 45.26
Total Return B, C, D	(8.89)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	1.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 91
Portfolio turnover rate	13%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.233
Net realized and unrealized gain (loss)	(4.812)
Total from investment operations	(4.579)
Distributions from net investment income	(.181)
Net asset value, end of period	$ 45.24
Total Return B, C, D	(9.17)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 91
Portfolio turnover rate	13%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2038

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.502
Net realized and unrealized gain (loss)	(4.795)
Total from investment operations	(4.293)
Distributions from net investment income	(.437)
Net asset value, end of period	$ 45.27
Total Return B, C	(8.61)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,122
Portfolio turnover rate	13%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.511
Net realized and unrealized gain (loss)	(4.814)
Total from investment operations	(4.303)
Distributions from net investment income	(.437)
Net asset value, end of period	$ 45.26
Total Return B, C	(8.63)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 91
Portfolio turnover rate	13%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2040 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	7.6	7.7
Fidelity Advisor Mid Cap II Fund Institutional Class	6.3	6.0
Fidelity Broad Market Opportunities Fund	10.1	10.1
Fidelity Disciplined Equity Fund	6.3	6.3
Fidelity Equity-Income Fund	6.2	6.5
Fidelity Large Cap Core Enhanced Index Fund	10.2	10.1
Fidelity Small Cap Opportunities Fund	4.2	4.0
	50.9	50.7
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	12.4	12.3
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.5	3.5
Fidelity Strategic Income Fund	3.5	3.5
	7.0	7.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.4	5.5
Fidelity Strategic Real Return Fund	5.4	5.4
Fidelity Total Bond Fund	16.1	16.3
	26.9	27.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	1.4	1.4
Fidelity Short-Term Bond Fund	1.4	1.4
	2.8	2.8
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	50.9%
International Equity Funds	12.4%
High Yield Fixed-Income Funds	7.0%
Investment Grade Fixed-Income Funds	26.9%
Short-Term Funds	2.8%

Six months ago
Domestic Equity Funds	50.7%
International Equity Funds	12.3%
High Yield Fixed-Income Funds	7.0%
Investment Grade Fixed-Income Funds	27.2%
Short-Term Funds	2.8%

Expected
Domestic Equity Funds	51.3%
International Equity Funds	12.8%
High Yield Fixed-Income Funds	6.7%
Investment Grade Fixed-Income Funds	26.0%
Short-Term Funds	3.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2008. The current allocation is based on the fund's holdings as of July 31, 2008. The expected allocation represents the fund's anticipated allocation at January 31, 2009.

Annual Report

Fidelity Income Replacement 2040 Fund

Investments July 31, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 63.3%
	Shares	Value
Domestic Equity Funds - 50.9%
Fidelity 100 Index Fund	8,324	$ 76,083
Fidelity Advisor Mid Cap II Fund Institutional Class	4,056	63,552
Fidelity Broad Market Opportunities Fund	11,328	100,931
Fidelity Disciplined Equity Fund	2,497	63,486
Fidelity Equity-Income Fund	1,378	62,245
Fidelity Large Cap Core Enhanced Index Fund	11,543	102,505
Fidelity Small Cap Opportunities Fund	5,211	41,535
TOTAL DOMESTIC EQUITY FUNDS		510,337
International Equity Funds - 12.4%
Fidelity Advisor International Discovery Fund Institutional Class	3,419	124,493
TOTAL EQUITY FUNDS (Cost $703,741)		634,830
Fixed-Income Funds - 33.9%

High Yield Fixed-Income Funds - 7.0%
Fidelity Capital & Income Fund	4,342	35,127
Fidelity Strategic Income Fund	3,475	35,344
TOTAL HIGH YIELD FIXED-INCOME FUNDS		70,471
Investment Grade Fixed-Income Funds - 26.9%
Fidelity Government Income Fund	5,233	54,318
Fidelity Strategic Real Return Fund	5,368	54,269
Fidelity Total Bond Fund	16,049	161,459
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		270,046
TOTAL FIXED-INCOME FUNDS (Cost $347,881)		340,517
Short-Term Funds - 2.8%

Fidelity Institutional Money Market Portfolio Institutional Class	14,408	14,408
Fidelity Short-Term Bond Fund	1,693	14,083
TOTAL SHORT-TERM FUNDS (Cost $28,905)		28,491
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,080,527)		$ 1,003,838

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2040 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2008
Assets
Investment in securities, at value (cost $1,080,527) - See accompanying schedule	$ 1,003,838
Cash	39
Total assets	1,003,877

Liabilities
Distribution fees payable	148

Net Assets	$ 1,003,729
Net Assets consist of:
Paid in capital	$ 1,079,269
Undistributed net investment income	337
Accumulated undistributed net realized gain (loss) on investments	812
Net unrealized appreciation (depreciation) on investments	(76,689)
Net Assets	$ 1,003,729
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($91,278 ÷ 2,018.0 shares)	$ 45.23

Maximum offering price per share (100/94.25 of $45.23)	$ 47.99
Class T: Net Asset Value and redemption price per share ($132,490 ÷ 2,929.4 shares)	$ 45.23

Maximum offering price per share (100/96.50 of $45.23)	$ 46.87

Class C: Net Asset Value and offering price per share ($90,876 ÷ 2,009.5 shares)A	$ 45.22

Income Replacement 2040: Net Asset Value, offering price and redemption price per share ($597,673 ÷ 13,213.6 shares)	$ 45.23

Institutional Class: Net Asset Value, offering price and redemption price per share ($91,412 ÷ 2,020.9 shares)	$ 45.23

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period December 31, 2007 (commencement of operations) to July 31, 2008
Investment Income
Income distributions from underlying funds		$ 9,280
Interest		39
Total income		9,319

Expenses
Distribution fees	$ 1,003
Independent trustees' compensation	2
Total expenses before reductions	1,005
Expense reductions	(2)	1,003
Net investment income (loss)		8,316
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(493)
Capital gain distributions from underlying funds	1,305	812
Change in net unrealized appreciation (depreciation) on underlying funds		(76,689)
Net gain (loss)		(75,877)
Net increase (decrease) in net assets resulting from operations		$ (67,561)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2040 Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period December 31, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,316
Net realized gain (loss)	812
Change in net unrealized appreciation (depreciation)	(76,689)
Net increase (decrease) in net assets resulting from operations	(67,561)
Distributions to shareholders from net investment income	(7,979)
Share transactions - net increase (decrease)	1,079,269
Total increase (decrease) in net assets	1,003,729

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $337)	$ 1,003,729

Financial Highlights - Class A

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.442
Net realized and unrealized gain (loss)	(4.814)
Total from investment operations	(4.372)
Distributions from net investment income	(.398)
Net asset value, end of period	$ 45.23
Total Return B, C, D	(8.77)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	1.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 91
Portfolio turnover rate	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.371
Net realized and unrealized gain (loss)	(4.809)
Total from investment operations	(4.438)
Distributions from net investment income	(.332)
Net asset value, end of period	$ 45.23
Total Return B, C, D	(8.90)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	1.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 132
Portfolio turnover rate	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.234
Net realized and unrealized gain (loss)	(4.816)
Total from investment operations	(4.582)
Distributions from net investment income	(.198)
Net asset value, end of period	$ 45.22
Total Return B, C, D	(9.18)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 91
Portfolio turnover rate	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2040

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.504
Net realized and unrealized gain (loss)	(4.810)
Total from investment operations	(4.306)
Distributions from net investment income	(.464)
Net asset value, end of period	$ 45.23
Total Return B, C	(8.64)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 598
Portfolio turnover rate	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.512
Net realized and unrealized gain (loss)	(4.818)
Total from investment operations	(4.306)
Distributions from net investment income	(.464)
Net asset value, end of period	$ 45.23
Total Return B, C	(8.64)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 91
Portfolio turnover rate	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2042 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	7.6	7.8
Fidelity Advisor Mid Cap II Fund Institutional Class	6.4	6.1
Fidelity Broad Market Opportunities Fund	10.2	10.2
Fidelity Disciplined Equity Fund	6.4	6.4
Fidelity Equity-Income Fund	6.2	6.6
Fidelity Large Cap Core Enhanced Index Fund	10.3	10.3
Fidelity Small Cap Opportunities Fund	4.2	4.2
	51.3	51.6
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	12.5	12.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.6	3.5
Fidelity Strategic Income Fund	3.6	3.6
	7.2	7.1
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.4	5.4
Fidelity Strategic Real Return Fund	5.4	5.4
Fidelity Total Bond Fund	16.1	16.0
	26.9	26.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	1.1	1.1
Fidelity Short-Term Bond Fund	1.0	1.0
	2.1	2.1
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	51.3%
International Equity Funds	12.5%
High Yield Fixed-Income Funds	7.2%
Investment Grade Fixed-Income Funds	26.9%
Short-Term Funds	2.1%

Six months ago
Domestic Equity Funds	51.6%
International Equity Funds	12.4%
High Yield Fixed-Income Funds	7.1%
Investment Grade Fixed-Income Funds	26.8%
Short-Term Funds	2.1%

Expected
Domestic Equity Funds	51.8%
International Equity Funds	13.0%
High Yield Fixed-Income Funds	6.9%
Investment Grade Fixed-Income Funds	26.0%
Short-Term Funds	2.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2008. The current allocation is based on the fund's holdings as of July 31, 2008. The expected allocation represents the fund's anticipated allocation at January 31, 2009.

Annual Report

Fidelity Income Replacement 2042 Fund

Investments July 31, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 63.8%
	Shares	Value
Domestic Equity Funds - 51.3%
Fidelity 100 Index Fund	11,136	$ 101,787
Fidelity Advisor Mid Cap II Fund Institutional Class	5,438	85,209
Fidelity Broad Market Opportunities Fund	15,204	135,470
Fidelity Disciplined Equity Fund	3,348	85,151
Fidelity Equity-Income Fund	1,848	83,464
Fidelity Large Cap Core Enhanced Index Fund	15,459	137,276
Fidelity Small Cap Opportunities Fund	7,033	56,053
TOTAL DOMESTIC EQUITY FUNDS		684,410
International Equity Funds - 12.5%
Fidelity Advisor International Discovery Fund Institutional Class	4,567	166,273
TOTAL EQUITY FUNDS (Cost $951,224)		850,683
Fixed-Income Funds - 34.1%

High Yield Fixed-Income Funds - 7.2%
Fidelity Capital & Income Fund	5,924	47,929
Fidelity Strategic Income Fund	4,744	48,245
TOTAL HIGH YIELD FIXED-INCOME FUNDS		96,174
Investment Grade Fixed-Income Funds - 26.9%
Fidelity Government Income Fund	6,941	72,046
Fidelity Strategic Real Return Fund	7,126	72,046
Fidelity Total Bond Fund	21,318	214,462
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		358,554
TOTAL-INCOME FUNDS (Cost $464,810)		454,728
Short-Term Funds - 2.1%

Fidelity Institutional Money Market Portfolio Institutional Class	14,175	14,175
Fidelity Short-Term Bond Fund	1,663	13,836
TOTAL SHORT-TERM FUNDS (Cost $28,401)		28,011
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,444,435)		$ 1,333,422

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2042 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2008

Assets
Investment in securities, at value (cost $1,444,435) - See accompanying schedule	$ 1,333,422
Cash	39
Total assets	1,333,461

Liabilities
Distribution fees payable	133

Net Assets	$ 1,333,328
Net Assets consist of:
Paid in capital	$ 1,443,784
Undistributed net investment income	450
Accumulated undistributed net realized gain (loss) on investments	107
Net unrealized appreciation (depreciation) on investments	(111,013)
Net Assets	$ 1,333,328

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($91,188 ÷ 2,017.6 shares)	$ 45.20

Maximum offering price per share (100/94.25 of $45.20)	$ 47.96
Class T: Net Asset Value and redemption price per share ($91,055 ÷ 2,014.8 shares)	$ 45.19

Maximum offering price per share (100/96.50 of $45.19)	$ 46.83

Class C: Net Asset Value and offering price per share ($90,787 ÷ 2,009.1 shares)A	$ 45.19

Income Replacement 2042: Net Asset Value, offering price and redemption price per share ($968,976 ÷ 21,437.5 shares)	$ 45.20

Institutional Class: Net Asset Value, offering price and redemption price per share ($91,322 ÷ 2,020.5 shares)	$ 45.20

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period December 31, 2007 (commencement of operations) to July 31, 2008

Investment Income
Income distributions from underlying funds		$ 12,163
Interest		39
Total income		12,202

Expenses
Distribution fees	$ 973
Independent trustees' compensation	3
Total expenses before reductions	976
Expense reductions	(3)	973
Net investment income (loss)		11,229
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,593)
Capital gain distributions from underlying funds	1,700	107
Change in net unrealized appreciation (depreciation) on underlying funds		(111,013)
Net gain (loss)		(110,906)
Net increase (decrease) in net assets resulting from operations		$ (99,677)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2042 Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period December 31, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,229
Net realized gain (loss)	107
Change in net unrealized appreciation (depreciation)	(111,013)
Net increase (decrease) in net assets resulting from operations	(99,677)
Distributions to shareholders from net investment income	(10,780)
Share transactions - net increase (decrease)	1,443,785
Total increase (decrease) in net assets	1,333,328

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $450)	$ 1,333,328

Financial Highlights - Class A

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.425
Net realized and unrealized gain (loss)	(4.836)
Total from investment operations	(4.411)
Distributions from net investment income	(.389)
Net asset value, end of period	$ 45.20
Total Return B, C, D	(8.85)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	1.57% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 91
Portfolio turnover rate	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.365
Net realized and unrealized gain (loss)	(4.852)
Total from investment operations	(4.487)
Distributions from net investment income	(.323)
Net asset value, end of period	$ 45.19
Total Return B, C, D	(9.00)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	1.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 91
Portfolio turnover rate	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.226
Net realized and unrealized gain (loss)	(4.846)
Total from investment operations	(4.620)
Distributions from net investment income	(.190)
Net asset value, end of period	$ 45.19
Total Return B, C, D	(9.25)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 91
Portfolio turnover rate	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2042

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.496
Net realized and unrealized gain (loss)	(4.840)
Total from investment operations	(4.344)
Distributions from net investment income	(.456)
Net asset value, end of period	$ 45.20
Total Return B, C	(8.72)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	1.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 969
Portfolio turnover rate	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.504
Net realized and unrealized gain (loss)	(4.848)
Total from investment operations	(4.344)
Distributions from net investment income	(.456)
Net asset value, end of period	$ 45.20
Total Return B, C	(8.72)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	1.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 91
Portfolio turnover rate	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2008

1. Organization.

Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund (the Funds) are funds of Fidelity Income Fund (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, fixed income, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR) and its affiliates.

The Funds are designed for investors who seek to convert accumulated assets into regular payments over a defined period of time. The payment strategy for each Fund is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program. Participation in the Smart Payment Program will result in the gradual liquidation of the shareholder's entire investment in the Fund by its horizon date. Each Fund's name refers to the year of its horizon date.

Each Fund offers Class A, Class T, Class C, Income Replacement and Institutional Class shares, each of which has equal rights as to assets and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions expected to be taken in the initial filing of each Fund's federal tax return. Each of the Funds' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain Funds will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Underlying Funds, capital loss carryforwards, losses deferred due to wash sales and losses deferred due to excise tax regulations.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Income Replacement 2016 Fund	$ 10,040,129	$ 13,257	$ (504,721)	$ (491,464)
Fidelity Income Replacement 2018 Fund	7,416,956	9,245	(418,727)	(409,482)
Fidelity Income Replacement 2020 Fund	2,480,007	2,796	(121,235)	(118,439)
Fidelity Income Replacement 2022 Fund	5,894,525	6,203	(361,700)	(355,497)
Fidelity Income Replacement 2024 Fund	1,514,429	2,901	(91,770)	(88,869)
Fidelity Income Replacement 2026 Fund	1,699,017	3,729	(110,829)	(107,100)
Fidelity Income Replacement 2028 Fund	7,699,284	9,337	(417,666)	(408,329)
Fidelity Income Replacement 2030 Fund	1,318,650	2,390	(84,223)	(81,833)
Fidelity Income Replacement 2032 Fund	1,553,312	2,016	(136,890)	(134,874)
Fidelity Income Replacement 2034 Fund	1,050,996	1,445	(77,798)	(76,353)
Fidelity Income Replacement 2036 Fund	1,823,776	3,217	(148,631)	(145,414)
Fidelity Income Replacement 2038 Fund	1,584,334	1,022	(98,397)	(97,375)
Fidelity Income Replacement 2040 Fund	1,080,528	900	(77,590)	(76,690)
Fidelity Income Replacement 2042 Fund	1,444,434	979	(111,991)	(111,012)
	Undistributed Ordinary Income	Undistributed Long-term Capital Gain	Capital Loss Carryforward
Fidelity Income Replacement 2016 Fund	$ 4,829	$ -	$ (827)
Fidelity Income Replacement 2018 Fund	3,581	-	(62)
Fidelity Income Replacement 2020 Fund	1,110	3,188	-
Fidelity Income Replacement 2022 Fund	2,475	6,495	-
Fidelity Income Replacement 2024 Fund	575	-	-
Fidelity Income Replacement 2026 Fund	600	10,150	-
Fidelity Income Replacement 2028 Fund	3,156	-	(30)
Fidelity Income Replacement 2030 Fund	545	8,517	-
Fidelity Income Replacement 2032 Fund	555	10,977	-
Fidelity Income Replacement 2034 Fund	367	9,196	-
Fidelity Income Replacement 2036 Fund	605	-	(20)
Fidelity Income Replacement 2038 Fund	560	-	-
Fidelity Income Replacement 2040 Fund	477	654	-
Fidelity Income Replacement 2042 Fund	599	-	-

The tax character of distributions paid was as follows:

July 31, 2008
Ordinary Income
Fidelity Income Replacement 2016 Fund	$ 156,368
Fidelity Income Replacement 2018 Fund	113,404
Fidelity Income Replacement 2020 Fund	32,472
Fidelity Income Replacement 2022 Fund	92,097
Fidelity Income Replacement 2024 Fund	24,097
Fidelity Income Replacement 2026 Fund	25,757
Fidelity Income Replacement 2028 Fund	87,020
Fidelity Income Replacement 2030 Fund	16,956
Fidelity Income Replacement 2032 Fund	27,790
Fidelity Income Replacement 2034 Fund	18,540
Fidelity Income Replacement 2036 Fund	31,552
Fidelity Income Replacement 2038 Fund	11,097
Fidelity Income Replacement 2040 Fund	7,979
Fidelity Income Replacement 2042 Fund	10,780

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements. The Funds will adopt the provisions of SFAS 157 effective for the fiscal year beginning August 1, 2008.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Income Replacement 2016 Fund	13,062,115	2,980,893
Fidelity Income Replacement 2018 Fund	9,234,682	1,788,822
Fidelity Income Replacement 2020 Fund	2,748,647	263,672
Fidelity Income Replacement 2022 Fund	6,976,253	1,057,843
Fidelity Income Replacement 2024 Fund	1,898,393	375,337
Fidelity Income Replacement 2026 Fund	1,912,729	210,749
Fidelity Income Replacement 2028 Fund	8,894,212	1,158,306
Fidelity Income Replacement 2030 Fund	1,407,720	88,513
Fidelity Income Replacement 2032 Fund	1,795,895	238,876
Fidelity Income Replacement 2034 Fund	1,140,831	88,159
Fidelity Income Replacement 2036 Fund	2,414,130	546,784
Fidelity Income Replacement 2038 Fund	1,677,906	90,122
Fidelity Income Replacement 2040 Fund	1,099,795	18,777
Fidelity Income Replacement 2042 Fund	1,500,619	54,609

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services. Under the management contract, Strategic Advisers pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Fidelity Income Replacement 2016 Fund	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 2,297	$ 188
Class T	.25%	.25%	1,412	454
Class C	.75%	.25%	9,525	9,495
			$ 13,234	$ 10,137
Fidelity Income Replacement 2018 Fund
Class A	0%	.25%	$ 1,215	$ 232
Class T	.25%	.25%	570	467
Class C	.75%	.25%	2,313	2,312
			$ 4,098	$ 3,011

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Fidelity Income Replacement 2020 Fund	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 663	$ 230
Class T	.25%	.25%	690	462
Class C	.75%	.25%	1,593	1,501
			$ 2,946	$ 2,193
Fidelity Income Replacement 2022 Fund
Class A	0%	.25%	$ 469	$ 231
Class T	.25%	.25%	550	463
Class C	.75%	.25%	955	955
			$ 1,974	$ 1,649
Fidelity Income Replacement 2024 Fund
Class A	0%	.25%	$ 494	$ 231
Class T	.25%	.25%	466	466
Class C	.75%	.25%	1,098	1,097
			$ 2,058	$ 1,794
Fidelity Income Replacement 2026 Fund
Class A	0%	.25%	$ 274	$ 231
Class T	.25%	.25%	464	464
Class C	.75%	.25%	3,301	3,297
			$ 4,039	$ 3,992
Fidelity Income Replacement 2028 Fund
Class A	0%	.25%	$ 360	$ 225
Class T	.25%	.25%	952	454
Class C	.75%	.25%	1,164	1,115
			$ 2,476	$ 1,794
Fidelity Income Replacement 2030 Fund
Class A	0%	.25%	$ 232	$ 232
Class T	.25%	.25%	462	462
Class C	.75%	.25%	2,109	2,108
			$ 2,803	$ 2,802
Fidelity Income Replacement 2032 Fund
Class A	0%	.25%	$ 723	$ 231
Class T	.25%	.25%	462	462
Class C	.75%	.25%	921	921
			$ 2,106	$ 1,614
Fidelity Income Replacement 2034 Fund
Class A	0%	.25%	$ 280	$ 232
Class T	.25%	.25%	464	464
Class C	.75%	.25%	921	921
			$ 1,665	$ 1,617
Fidelity Income Replacement 2036 Fund
Class A	0%	.25%	$ 232	$ 232
Class T	.25%	.25%	1,346	458
Class C	.75%	.25%	921	921
			$ 2,499	$ 1,611
Fidelity Income Replacement 2038 Fund
Class A	0%	.25%	$ 139	$ 139
Class T	.25%	.25%	278	278
Class C	.75%	.25%	556	556
			$ 973	$ 973

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Fidelity Income Replacement 2040 Fund	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 139	$ 139
Class T	.25%	.25%	308	276
Class C	.75%	.25%	556	556
			$ 1,003	$ 971
Fidelity Income Replacement 2042 Fund
Class A	0%	.25%	$ 139	$ 139
Class T	.25%	.25%	278	278
Class C	.75%	.25%	556	556
			$ 973	$ 973

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Income Replacement 2016 Fund	Retained by FDC
Class A	$ 17,045
Class T	1,570
Class C*	757
$ 19,372
Fidelity Income Replacement 2018 Fund
Class A	$ 7,145
Class T	305
Class C*	11
$ 7,461
Fidelity Income Replacement 2020 Fund
Class A	$ 2,668
Class T	237
$ 2,905
Fidelity Income Replacement 2022 Fund
Class A	$ 1,600
Class T	235
$ 1,835
Fidelity Income Replacement 2024 Fund
Class A	$ 1,638
Fidelity Income Replacement 2026 Fund
Class A	$ 188
Fidelity Income Replacement 2028 Fund
Class A	$ 1,519
Class T	778
$ 2,297
Fidelity Income Replacement 2032 Fund
Class A	$ 1,114
Fidelity Income Replacement 2034 Fund
Class A	$ 453

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Fidelity Income Replacement 2036 Fund	Retained by FDC
Class T	$ 533
Fidelity Income Replacement 2040 Fund
Class T	$ 223

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

6. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded 0.00% of average net assets plus distribution and service fees applicable to each class. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Fund's were in reimbursement during the period:

Reimbursement from adviser*

Fidelity Income Replacement 2016 Fund	$ 20
Fidelity Income Replacement 2018 Fund	15
Fidelity Income Replacement 2020 Fund	5
Fidelity Income Replacement 2022 Fund	12
Fidelity Income Replacement 2024 Fund	3
Fidelity Income Replacement 2026 Fund	4
Fidelity Income Replacement 2028 Fund	13
Fidelity Income Replacement 2030 Fund	2
Fidelity Income Replacement 2032 Fund	4
Fidelity Income Replacement 2034 Fund	2
Fidelity Income Replacement 2036 Fund	5
Fidelity Income Replacement 2038 Fund	2
Fidelity Income Replacement 2040 Fund	2
Fidelity Income Replacement 2042 Fund	3

* Represents total amount reimbursed to the Fund. Each class has received its pro-rata allocation of reimbursement.

7. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Income Replacement 2016 Fund	Fidelity Income Replacement 2018 Fund	Fidelity Income Replacement 2022 Fund	Fidelity Income Replacement 2028 Fund
Fidelity Broad Market Opportunities Fund	14%	11%	10%	15%

Annual Report

Notes to Financial Statements - continued

7. Other - continued

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of Share held
Fidelity Broad Market Opportunities Fund	80%

In addition, at the end of the period, FMR or its affiliates were owners of record of more than 10% of the outstanding shares of the following funds:

Affiliated %
Fidelity Income Replacement 2020 Fund	16%
Fidelity Income Replacement 2024 Fund	27%
Fidelity Income Replacement 2032 Fund	27%
Fidelity Income Replacement 2034 Fund	39%
Fidelity Income Replacement 2036 Fund	24%
Fidelity Income Replacement 2038 Fund	25%
Fidelity Income Replacement 2040 Fund	36%
Fidelity Income Replacement 2042 Fund	27%

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Year ended July 31,	2008A
Fidelity Income Replacement 2016 Fund
From net investment income
Class A	$ 24,373
Class T	6,831
Class C	18,135
Income Replacement 2016	90,325
Institutional Class	3,781
Total	$ 143,445
From net realized gain
Class A	$ 614
Class T	512
Class C	2,180
Income Replacement 2016	9,335
Institutional Class	282
Total	$ 12,923
Fidelity Income Replacement 2018 Fund
From net investment income
Class A	$ 12,180
Class T	2,589
Class C	4,326
Income Replacement 2018	82,709
Institutional Class	3,472
Total	$ 105,276
From net realized gain
Class A	$ 262
Class T	323
Class C	389
Income Replacement 2018	6,892
Institutional Class	262
Total	$ 8,128

Annual Report

8. Distributions to Shareholders - continued

Year ended July 31,	2008A
Fidelity Income Replacement 2020 Fund
From net investment income
Class A	$ 6,115
Class T	3,050
Class C	2,845
Income Replacement 2020	14,934
Institutional Class	3,046
Total	$ 29,990
From net realized gain
Class A	$ 342
Class T	498
Class C	510
Income Replacement 2020	790
Institutional Class	342
Total	$ 2,482
Fidelity Income Replacement 2022 Fund
From net investment income
Class A	$ 4,024
Class T	2,271
Class C	1,457
Income Replacement 2022	69,351
Institutional Class	5,902
Total	$ 83,005
From net realized gain
Class A	$ 341
Class T	341
Class C	341
Income Replacement 2022	7,075
Institutional Class	994
Total	$ 9,092
Fidelity Income Replacement 2024 Fund
From net investment income
Class A	$ 4,555
Class T	1,866
Class C	1,852
Income Replacement 2024	10,602
Institutional Class	2,326
Total	$ 21,201
From net realized gain
Class A	$ 761
Class T	342
Class C	341
Income Replacement 2024	1,110
Institutional Class	342
Total	$ 2,896
Fidelity Income Replacement 2026 Fund
From net investment income
Class A	$ 2,500
Class T	1,852
Class C	5,330
Income Replacement 2026	10,061
Institutional Class	2,308
Total	$ 22,051
From net realized gain
Class A	$ 407
Class T	362
Class C	1,176
Income Replacement 2026	1,399
Institutional Class	362
Total	$ 3,706

Annual Report

Notes to Financial Statements - continued

8. Distributions to Shareholders - continued

Year ended July 31,	2008A
Fidelity Income Replacement 2028 Fund
From net investment income
Class A	$ 3,090
Class T	3,796
Class C	1,482
Income Replacement 2028	67,994
Institutional Class	2,054
Total	$ 78,416
From net realized gain
Class A	$ 322
Class T	519
Class C	321
Income Replacement 2028	7,120
Institutional Class	322
Total	$ 8,604
Fidelity Income Replacement 2030 Fund
From net investment income
Class A	$ 2,013
Class T	1,791
Class C	3,220
Income Replacement 2030	5,160
Institutional Class	2,244
Total	$ 14,428
From net realized gain
Class A	$ 382
Class T	382
Class C	905
Income Replacement 2030	477
Institutional Class	382
Total	$ 2,528
Fidelity Income Replacement 2032 Fund
From net investment income
Class A	$ 6,514
Class T	1,757
Class C	1,307
Income Replacement 2032	11,580
Institutional Class	2,212
Total	$ 23,370
From net realized gain
Class A	$ 1,345
Class T	382
Class C	381
Income Replacement 2032	1,930
Institutional Class	382
Total	$ 4,420
Fidelity Income Replacement 2034 Fund
From net investment income
Class A	$ 2,325
Class T	1,706
Class C	1,250
Income Replacement 2034	8,139
Institutional Class	2,157
Total	$ 15,577
From net realized gain
Class A	$ 402
Class T	402
Class C	401
Income Replacement 2034	1,356
Institutional Class	402
Total	$ 2,963

Annual Report

8. Distributions to Shareholders - continued

Year ended July 31,	2008A
Fidelity Income Replacement 2036 Fund
From net investment income
Class A	$ 1,814
Class T	4,886
Class C	1,137
Income Replacement 2036	16,179
Institutional Class	2,545
Total	$ 26,561
From net realized gain
Class A	$ 381
Class T	1,187
Class C	381
Income Replacement 2036	2,566
Institutional Class	476
Total	$ 4,991
Fidelity Income Replacement 2038 Fund
From net investment income
Class A	$ 745
Class T	610
Class C	363
Income Replacement 2038	8,501
Institutional Class	878
Total	$ 11,097
Fidelity Income Replacement 2040 Fund
From net investment income
Class A	$ 799
Class T	766
Class C	397
Income Replacement 2040	5,085
Institutional Class	932
Total	$ 7,979
Fidelity Income Replacement 2042 Fund
From net investment income
Class A	$ 781
Class T	648
Class C	381
Income Replacement 2042	8,054
Institutional Class	916
Total	$ 10,780

A For the period August 30, 2007 (commencement of operations) to July 31, 2008 for Fidelity Income Replacement 2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2034, 2036 Funds and for the period December 31, 2007 (commencement of operations) to July 31, 2008 for Fidelity Income Replacement 2038, 2040, 2042 Funds.

9. Share Transactions.

Transactions for each class of shares were as follows:

Year ended July 31,	Shares 2008A	Dollars 2008A
Fidelity Income Replacement 2016 Fund
Class A
Shares sold	51,887	$ 2,562,164
Reinvestment of distributions	481	23,577
Shares redeemed	(6,012)	(294,658)
Net increase (decrease)	46,356	$ 2,291,083
Class T
Shares sold	14,213	$ 703,303
Reinvestment of distributions	126	6,237
Shares redeemed	(243)	(11,945)
Net increase (decrease)	14,096	$ 697,595

Annual Report

Notes to Financial Statements - continued

9. Share Transactions - continued

Year ended July 31,	Shares 2008A	Dollars 2008A
Class C
Shares sold	36,624	$ 1,842,263
Reinvestment of distributions	396	19,625
Shares redeemed	(3,603)	(178,499)
Net increase (decrease)	33,417	$ 1,683,389
Income Replacement 2016
Shares sold	128,125	$ 6,454,165
Reinvestment of distributions	282	14,202
Shares redeemed	(26,243)	(1,295,692)
Net increase (decrease)	102,164	$ 5,172,675
Institutional Class
Shares sold	3,795	$ 190,050
Reinvestment of distributions	58	2,900
Net increase (decrease)	3,853	$ 192,950
Fidelity Income Replacement 2018 Fund
Class A
Shares sold	24,773	$ 1,220,917
Reinvestment of distributions	151	7,408
Shares redeemed	(1,591)	(78,122)
Net increase (decrease)	23,333	$ 1,150,203
Class T
Shares sold	3,187	$ 158,040
Reinvestment of distributions	49	2,418
Net increase (decrease)	3,236	$ 160,458
Class C
Shares sold	11,169	$ 549,643
Reinvestment of distributions	53	2,662
Shares redeemed	(3,529)	(172,565)
Net increase (decrease)	7,693	$ 379,740
Income Replacement 2018
Shares sold	122,952	$ 6,187,553
Reinvestment of distributions	278	13,952
Shares redeemed	(14,368)	(704,704)
Net increase (decrease)	108,862	$ 5,496,801
Institutional Class
Shares sold	4,519	$ 225,289
Reinvestment of distributions	56	2,804
Shares redeemed	(60)	(2,900)
Net increase (decrease)	4,515	$ 225,193
Fidelity Income Replacement 2020 Fund
Class A
Shares sold	10,762	$ 527,052
Reinvestment of distributions	71	3,536
Shares redeemed	(160)	(7,749)
Net increase (decrease)	10,673	$ 522,839
Class T
Shares sold	4,042	$ 202,738
Reinvestment of distributions	71	3,548
Shares redeemed	(139)	(6,586)
Net increase (decrease)	3,974	$ 199,700
Class C
Shares sold	5,838	$ 288,035
Reinvestment of distributions	55	2,753
Shares redeemed	(50)	(2,417)
Net increase (decrease)	5,843	$ 288,371
Income Replacement 2020
Shares sold	28,174	$ 1,389,273
Reinvestment of distributions	71	3,552
Shares redeemed	(2,068)	(99,949)
Net increase (decrease)	26,177	$ 1,292,876

Annual Report

9. Share Transactions - continued

Year ended July 31,	Shares 2008A	Dollars 2008A
Institutional Class
Shares sold	3,397	$ 168,160
Reinvestment of distributions	57	2,822
Net increase (decrease)	3,454	$ 170,982
Fidelity Income Replacement 2022 Fund
Class A
Shares sold	6,185	$ 306,290
Reinvestment of distributions	48	2,394
Shares redeemed	(93)	(4,482)
Net increase (decrease)	6,140	$ 304,202
Class T
Shares sold	3,924	$ 195,654
Reinvestment of distributions	53	2,613
Net increase (decrease)	3,977	$ 198,267
Class C
Shares sold	2,513	$ 125,050
Reinvestment of distributions	35	1,733
Net increase (decrease)	2,548	$ 126,783
Income Replacement 2022
Shares sold	114,310	$ 5,694,740
Reinvestment of distributions	193	9,783
Shares redeemed	(15,364)	(754,411)
Net increase (decrease)	99,139	$ 4,950,112
Institutional Class
Shares sold	5,837	$ 300,050
Reinvestment of distributions	52	2,619
Net increase (decrease)	5,889	$ 302,669
Fidelity Income Replacement 2024 Fund
Class A
Shares sold	6,152	$ 310,133
Reinvestment of distributions	95	4,738
Shares redeemed	(155)	(7,496)
Net increase (decrease)	6,092	$ 307,375
Class T
Shares sold	2,001	$ 99,021
Reinvestment of distributions	44	2,208
Net increase (decrease)	2,045	$ 101,229
Class C
Shares sold	4,943	$ 242,316
Reinvestment of distributions	40	2,004
Shares redeemed	(20)	(939)
Net increase (decrease)	4,963	$ 243,381
Income Replacement 2024
Shares sold	18,071	$ 894,960
Reinvestment of distributions	80	3,983
Shares redeemed	(2,959)	(140,970)
Net increase (decrease)	15,192	$ 757,973
Institutional Class
Shares sold	2,001	$ 100,277
Reinvestment of distributions	53	2,668
Net increase (decrease)	2,054	$ 102,945
Fidelity Income Replacement 2026 Fund
Class A
Shares sold	2,750	$ 136,448
Reinvestment of distributions	58	2,907
Net increase (decrease)	2,808	$ 139,355

Annual Report

Notes to Financial Statements - continued

9. Share Transactions - continued

Year ended July 31,	Shares 2008A	Dollars 2008A
Class T
Shares sold	2,001	$ 100,050
Reinvestment of distributions	44	2,214
Net increase (decrease)	2,045	$ 102,264
Class C
Shares sold	10,559	$ 527,050
Reinvestment of distributions	131	6,505
Shares redeemed	(307)	(14,828)
Net increase (decrease)	10,383	$ 518,727
Income Replacement 2026
Shares sold	17,326	$ 852,072
Reinvestment of distributions	117	5,806
Shares redeemed	(693)	(33,589)
Net increase (decrease)	16,750	$ 824,289
Institutional Class
Shares sold	2,001	$ 100,050
Reinvestment of distributions	53	2,670
Net increase (decrease)	2,054	$ 102,720
Fidelity Income Replacement 2028 Fund
Class A
Shares sold	7,922	$ 392,531
Reinvestment of distributions	69	3,412
Shares redeemed	(65)	(3,072)
Net increase (decrease)	7,926	$ 392,871
Class T
Shares sold	13,004	$ 639,428
Reinvestment of distributions	58	2,913
Shares redeemed	(120)	(5,688)
Net increase (decrease)	12,942	$ 636,653
Class C
Shares sold	3,181	$ 157,488
Reinvestment of distributions	31	1,557
Net increase (decrease)	3,212	$ 159,045
Income Replacement 2028
Shares sold	148,761	$ 7,341,752
Reinvestment of distributions	196	9,925
Shares redeemed	(19,359)	(940,882)
Net increase (decrease)	129,598	$ 6,410,795
Institutional Class
Shares sold	2,001	$ 100,050
Reinvestment of distributions	48	2,376
Net increase (decrease)	2,049	$ 102,426
Fidelity Income Replacement 2030 Fund
Class A
Shares sold	2,001	$ 100,050
Reinvestment of distributions	48	2,395
Net increase (decrease)	2,049	$ 102,445
Class T
Shares sold	2,001	$ 100,050
Reinvestment of distributions	43	2,173
Net increase (decrease)	2,044	$ 102,223
Class C
Shares sold	6,410	$ 322,141
Reinvestment of distributions	83	4,124
Shares redeemed	(120)	(5,838)
Net increase (decrease)	6,373	$ 320,427

Annual Report

9. Share Transactions - continued

Year ended July 31,	Shares 2008A	Dollars 2008A
Income Replacement 2030
Shares sold	14,029	$ 682,104
Reinvestment of distributions	72	3,547
Shares redeemed	(87)	(4,166)
Net increase (decrease)	14,014	$ 681,485
Institutional Class
Shares sold	2,001	$ 100,050
Reinvestment of distributions	53	2,627
Net increase (decrease)	2,054	$ 102,677
Fidelity Income Replacement 2032 Fund
Class A
Shares sold	8,485	$ 428,673
Reinvestment of distributions	158	7,859
Net increase (decrease)	8,643	$ 436,532
Class T
Shares sold	2,001	$ 100,059
Reinvestment of distributions	43	2,138
Net increase (decrease)	2,044	$ 102,197
Class C
Shares sold	2,001	$ 100,059
Reinvestment of distributions	34	1,688
Net increase (decrease)	2,035	$ 101,747
Income Replacement 2032
Shares sold	18,568	$ 934,542
Reinvestment of distributions	96	4,859
Shares redeemed	(2,950)	(142,310)
Net increase (decrease)	15,714	$ 797,091
Institutional Class
Shares sold	2,001	$ 100,059
Reinvestment of distributions	52	2,594
Net increase (decrease)	2,053	$ 102,653
Fidelity Income Replacement 2034 Fund
Class A
Shares sold	3,214	$ 158,381
Reinvestment of distributions	55	2,727
Shares redeemed	(289)	(14,048)
Net increase (decrease)	2,980	$ 147,060
Class T
Shares sold	2,001	$ 100,050
Reinvestment of distributions	42	2,108
Net increase (decrease)	2,043	$ 102,158
Class C
Shares sold	2,001	$ 100,050
Reinvestment of distributions	33	1,652
Net increase (decrease)	2,034	$ 101,702
Income Replacement 2034
Shares sold	11,938	$ 589,565
Reinvestment of distributions	100	4,987
Shares redeemed	(145)	(7,028)
Net increase (decrease)	11,893	$ 587,524
Institutional Class
Shares sold	2,001	$ 100,050
Reinvestment of distributions	51	2,559
Net increase (decrease)	2,052	$ 102,609

Annual Report

Notes to Financial Statements - continued

9. Share Transactions - continued

Year ended July 31,	Shares 2008A	Dollars 2008A
Fidelity Income Replacement 2036 Fund
Class A
Shares sold	2,001	$ 100,050
Reinvestment of distributions	44	2,195
Net increase (decrease)	2,045	$ 102,245
Class T
Shares sold	8,360	$ 427,487
Reinvestment of distributions	59	2,995
Shares redeemed	(139)	(6,726)
Net increase (decrease)	8,280	$ 423,756
Class C
Shares sold	2,001	$ 100,050
Reinvestment of distributions	30	1,518
Net increase (decrease)	2,031	$ 101,568
Income Replacement 2036
Shares sold	30,339	$ 1,531,859
Reinvestment of distributions	136	6,842
Shares redeemed	(9,217)	(447,459)
Net increase (decrease)	21,258	$ 1,091,242
Institutional Class
Shares sold	2,505	$ 125,551
Reinvestment of distributions	60	3,020
Shares redeemed	(10)	(477)
Net increase (decrease)	2,555	$ 128,094
Fidelity Income Replacement 2038 Fund
Class A
Shares sold	2,001	$ 100,050
Reinvestment of distributions	16	745
Net increase (decrease)	2,017	$ 100,795
Class T
Shares sold	2,001	$ 100,050
Reinvestment of distributions	13	610
Net increase (decrease)	2,014	$ 100,660
Class C
Shares sold	2,001	$ 100,050
Reinvestment of distributions	8	363
Net increase (decrease)	2,009	$ 100,413
Income Replacement 2038
Shares sold	26,117	$ 1,244,662
Reinvestment of distributions	24	1,115
Shares redeemed	(1,352)	(62,898)
Net increase (decrease)	24,789	$ 1,182,879
Institutional Class
Shares sold	2,001	$ 100,050
Reinvestment of distributions	19	878
Net increase (decrease)	2,020	$ 100,928
Fidelity Income Replacement 2040 Fund
Class A
Shares sold	2,001	$ 100,050
Reinvestment of distributions	17	799
Net increase (decrease)	2,018	$ 100,849
Class T
Shares sold	2,913	$ 143,477
Reinvestment of distributions	16	766
Net increase (decrease)	2,929	$ 144,243

Annual Report

9. Share Transactions - continued

Year ended July 31,	Shares 2008A	Dollars 2008A
Class C
Shares sold	2,001	$ 100,050
Reinvestment of distributions	8	397
Net increase (decrease)	2,009	$ 100,447
Income Replacement 2040
Shares sold	13,341	$ 638,742
Reinvestment of distributions	45	2,091
Shares redeemed	(172)	(8,085)
Net increase (decrease)	13,214	$ 632,748
Institutional Class
Shares sold	2,001	$ 100,050
Reinvestment of distributions	20	932
Net increase (decrease)	2,021	$ 100,982
Fidelity Income Replacement 2042 Fund
Class A
Shares sold	2,001	$ 100,050
Reinvestment of distributions	17	781
Net increase (decrease)	2,018	$ 100,831
Class T
Shares sold	2,001	$ 100,050
Reinvestment of distributions	14	648
Net increase (decrease)	2,015	$ 100,698
Class C
Shares sold	2,001	$ 100,050
Reinvestment of distributions	8	381
Net increase (decrease)	2,009	$ 100,431
Income Replacement 2042
Shares sold	21,824	$ 1,059,126
Reinvestment of distributions	34	1,577
Shares redeemed	(420)	(19,844)
Net increase (decrease)	21,438	$ 1,040,859
Institutional Class
Shares sold	2,001	$ 100,050
Reinvestment of distributions	20	916
Net increase (decrease)	2,021	$ 100,966

A For the period August 30, 2007 (commencement of operations) to July 31, 2008 for Fidelity Income Replacement 2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2034, 2036 Funds and for the period December 31, 2007 (commencement of operations) to July 31, 2008 for Fidelity Income Replacement 2038, 2040, 2042 Funds.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund (the Funds), each of which are funds of Fidelity Income Fund (the trust), including the schedules of investments, as of July 31, 2008, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the period from commencement of operations (August 30, 2007 or December 31, 2007) to July 31, 2008. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2008, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund as of July 31, 2008, the results of their operations, the changes in their net assets and their financial highlights for the period from commencement of operations (August 30, 2007 or December 31, 2007) to July 31, 2008 in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

September 19, 2008

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Income Replacement Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Income Replacement Fund's activities, review contractual arrangements with companies that provide services to each Income Replacement Fund, and review each Income Replacement Fund's performance. If the interests of an Income Replacement Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees and Member of the Advisory Board fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Income Replacement Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers, the Trustees, and Member of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 159 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 377 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

George H. Heilmeier (72)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology), Compaq, Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Member and Executive Officers**:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Annual Report

Name, Age; Principal Occupation
Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Income Fund. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

John R. Hebble (50)

Year of Election or Appointment: 2008

President and Treasurer of each Income Replacement Fund. Mr. Hebble also serves as President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2003-present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds.

Ren Y. Cheng (51)

 Year of Election or Appointment: 2007

Vice President of each Income Replacement Fund. Mr. Cheng also serves as Vice President of certain Asset Allocation Funds (2007-present) and Group Chief Investment Officer, Asset Allocation of FMR. Previously, Mr. Cheng served as a portfolio manager for the Fidelity Freedom Funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2007

Vice President of each Income Replacement Fund. Mr. Greer also serves as Vice President of Asset Allocation Funds (2005- present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of each Income Replacement Fund. Mr. Goebel also serves as Secretary and CLO of other Fidelity funds (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present); and Deputy General Counsel of FMR LLC. Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Nancy D. Prior (41)

Year of Election or Appointment: 2008

Assistant Secretary of each Income Replacement Fund. Ms. Prior also serves as Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2002-present).

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) officer of each Income Replacement Fund. Ms. Laurent also serves as AML officer of other Fidelity funds (2008-present) and is an employee of FMR LLC. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (49)

Year of Election or Appointment: 2008

Chief Financial Officer of each Income Replacement Fund. Ms. Reynolds also serves as Chief Financial Officer of other Fidelity funds (2008-present). Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of each Income Replacement Fund. Mr. Whitaker also serves as Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2007

Deputy Treasurer of each Income Replacement Fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Robert G. Byrnes (41)

Year of Election or Appointment: 2007

Assistant Treasurer of each Income Replacement Fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)

Year of Election or Appointment: 2007

Assistant Treasurer of each Income Replacement Fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004-present) and is an employee of FMR.

Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of each Income Replacement Fund. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2007

Assistant Treasurer of each Income Replacement Fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

Income Replacement 2020	Pay Date	Record Date	Capital Gains
Class A	09/15/08	09/12/08	$.06
Class T	09/15/08	09/12/08	$.06
Class C	09/15/08	09/12/08	$.06
Income Replacement 2022	Pay Date	Record Date	Capital Gains
Class A	09/15/08	09/12/08	$.06
Class T	09/15/08	09/12/08	$.06
Class C	09/15/08	09/12/08	$.06
Income Replacement 2026	Pay Date	Record Date	Capital Gains
Class A	09/15/08	09/12/08	$.32
Class T	09/15/08	09/12/08	$.32
Class C	09/15/08	09/12/08	$.32
Income Replacement 2030	Pay Date	Record Date	Capital Gains
Class A	09/15/08	09/12/08	$.29
Class T	09/15/08	09/12/08	$.29
Class C	09/15/08	09/12/08	$.29
Income Replacement 2032	Pay Date	Record Date	Capital Gains
Class A	09/15/08	09/12/08	$.37
Class T	09/15/08	09/12/08	$.37
Class C	09/15/08	09/12/08	$.37
Income Replacement 2034	Pay Date	Record Date	Capital Gains
Class A	09/15/08	09/12/08	$.32
Class T	09/15/08	09/12/08	$.32
Class C	09/15/08	09/12/08	$.32
Income Replacement 2040	Pay Date	Record Date	Capital Gains
Class A	09/15/08	09/12/08	$.03
Class T	09/15/08	09/12/08	$.03
Class C	09/15/08	09/12/08	$.03

Annual Report

Distributions - continued

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended July 31, 2008, or, if subsequently determined to be different, the net capital gain of such year.

Fund
Income Replacement 2020	$3,687
Income Replacement 2022	$9,113
Income Replacement 2024	$597
Income Replacement 2026	$10,427
Income Replacement 2030	$8,616
Income Replacement 2032	$12,348
Income Replacement 2034	$9,326
Income Replacement 2040	$654

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Income Replacement 2016
Class A	4.73%
Class T	4.73%
Class C	4.73%
Income Replacement 2018
Class A	4.59%
Class T	4.59%
Class C	4.59%
Income Replacement 2020
Class A	4.91%
Class T	4.91%
Class C	4.91%
Income Replacement 2022
Class A	4.02%
Class T	4.02%
Class C	4.02%
Income Replacement 2024
Class A	3.67%
Class T	3.67%
Class C	3.67%
Income Replacement 2026
Class A	3.21%
Class T	3.21%
Class C	3.21%
Income Replacement 2028
Class A	4.48%
Class T	4.48%
Class C	4.48%
Income Replacement 2030
Class A	3.20%
Class T	3.20%
Class C	3.20%
Income Replacement 2032
Class A	2.85%
Class T	2.85%
Class C	2.85%
Income Replacement 2034
Class A	2.94%
Class T	2.94%
Class C	2.94%
Income Replacement 2036
Class A	2.89%
Class T	2.89%
Class C	2.89%
Income Replacement 2038
Class A	7.43%
Class T	7.43%
Class C	7.43%
Income Replacement 2040
Class A	7.12%
Class T	7.12%
Class C	7.12%
Income Replacement 2042
Class A	7.16%
Class T	7.16%
Class C	7.16%

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends-received deduction for corporate shareholders:

	Class A	Class T	Class C
Income Replacement 2016
September 2007	9%	10%	13%
October 2007	9%	10%	13%
November 2007	10%	12%	16%
December 2007 (Ex-Date 12/26/07)	9%	9%	9%
December 2007 (Ex-Date 12/28/07)	9%	10%	11%
January 2008	5%	5%	6%
February 2008	5%	5%	7%
March 2008	5%	5%	8%
April 2008	5%	5%	6%
May 2008	5%	5%	7%
June 2008	5%	5%	8%
July 2008	5%	5%	6%
	Class A	Class T	Class C
Income Replacement 2018
September 2007	9%	10%	14%
October 2007	10%	11%	13%
November 2007	10%	11%	13%
December 2007 (Ex-Date 12/26/07)	9%	9%	9%
December 2007 (Ex-Date 12/28/07)	10%	10%	12%
January 2008	6%	7%	7%
February 2008	5%	7%	8%
March 2008	6%	7%	7%
April 2008	5%	6%	7%
May 2008	6%	7%	10%
June 2008	6%	6%	10%
July 2008	5%	6%	7%
	Class A	Class T	Class C
Income Replacement 2020
September 2007	11%	12%	17%
October 2007	11%	12%	14%
November 2007	11%	12%	14%
December 2007 (Ex-Date 12/26/07)	11%	11%	11%
December 2007 (Ex-Date 12/28/07)	11%	12%	13%
January 2008	7%	8%	15%
February 2008	7%	8%	10%
March 2008	6%	8%	11%
April 2008	6%	7%	9%
May 2008	7%	7%	12%
June 2008	7%	8%	11%
July 2008	6%	7%	8%
	Class A	Class T	Class C
Income Replacement 2022
September 2007	12%	13%	19%
October 2007	13%	15%	20%
November 2007	17%	28%	0%
December 2007 (Ex-Date 12/26/07)	12%	12%	12%
December 2007 (Ex-Date 12/28/07)	13%	13%	15%
January 2008	7%	9%	13%
February 2008	8%	9%	16%
March 2008	8%	9%	13%
April 2008	7%	8%	10%
May 2008	8%	8%	16%
June 2008	8%	9%	12%
July 2008	7%	8%	10%
	Class A	Class T	Class C
Income Replacement 2024
September 2007	11%	13%	19%
October 2007	12%	13%	15%
November 2007	11%	13%	19%
December 2007 (Ex-Date 12/26/07)	12%	12%	12%
December 2007 (Ex-Date 12/28/07)	12%	12%	14%
January 2008	7%	9%	15%
February 2008	7%	8%	12%
March 2008	7%	8%	12%
April 2008	7%	8%	9%
May 2008	7%	9%	11%
June 2008	7%	8%	15%
July 2008	7%	8%	8%
	Class A	Class T	Class C
Income Replacement 2026
September 2007	13%	15%	22%
October 2007	13%	14%	17%
November 2007	14%	18%	17%
December 2007 (Ex-Date 12/26/07)	13%	13%	13%
December 2007 (Ex-Date 12/28/07)	13%	14%	15%
January 2008	8%	9%	15%
February 2008	8%	10%	11%
March 2008	7%	9%	14%
April 2008	8%	9%	10%
May 2008	7%	9%	17%
June 2008	8%	9%	15%
July 2008	8%	9%	11%
	Class A	Class T	Class C
Income Replacement 2028
September 2007	13%	15%	23%
October 2007	13%	14%	17%
November 2007	16%	22%	100%
December 2007 (Ex-Date 12/26/07)	13%	13%	13%
December 2007 (Ex-Date 12/28/07)	14%	15%	17%
January 2008	9%	12%	24%
February 2008	9%	11%	13%
March 2008	9%	11%	16%
April 2008	9%	10%	12%
May 2008	8%	12%	28%
June 2008	9%	9%	24%
July 2008	9%	9%	12%
	Class A	Class T	Class C
Income Replacement 2030
September 2007	12%	15%	23%
October 2007	13%	14%	17%
November 2007	12%	15%	18%
December 2007 (Ex-Date 12/26/07)	13%	13%	13%
December 2007 (Ex-Date 12/28/07)	13%	13%	15%
January 2008	7%	9%	14%
February 2008	7%	9%	14%
March 2008	8%	9%	15%
April 2008	8%	9%	10%
May 2008	8%	10%	25%
June 2008	8%	10%	17%
July 2008	8%	9%	12%
	Class A	Class T	Class C
Income Replacement 2032
September 2007	13%	16%	27%
October 2007	14%	15%	19%
November 2007	13%	17%	33%
December 2007 (Ex-Date 12/26/07)	14%	14%	14%
December 2007 (Ex-Date 12/28/07)	14%	15%	17%
January 2008	9%	11%	21%
February 2008	9%	11%	17%
March 2008	9%	11%	17%
April 2008	9%	10%	12%
May 2008	9%	11%	23%
June 2008	9%	12%	23%
July 2008	9%	10%	12%
	Class A	Class T	Class C
Income Replacement 2034
September 2007	13%	16%	26%
October 2007	13%	15%	18%
November 2007	14%	17%	28%
December 2007 (Ex-Date 12/26/07)	14%	14%	14%
December 2007 (Ex-Date 12/28/07)	14%	15%	16%
January 2008	10%	12%	22%
February 2008	9%	11%	20%
March 2008	9%	12%	25%
April 2008	10%	11%	13%
May 2008	10%	12%	28%
June 2008	10%	12%	22%
July 2008	10%	11%	13%
	Class A	Class T	Class C
Income Replacement 2036
September 2007	13%	17%	33%
October 2007	14%	17%	25%
November 2007	15%	16%	42%
December 2007 (Ex-Date 12/26/07)	14%	14%	14%
December 2007 (Ex-Date 12/28/07)	14%	15%	17%
January 2008	10%	12%	23%
February 2008	10%	12%	18%
March 2008	10%	13%	27%
April 2008	10%	11%	14%
May 2008	10%	12%	29%
June 2008	10%	13%	27%
July 2008	10%	11%	14%
	Class A	Class T	Class C
Income Replacement 2038
January 2008	15%	34%	0%
February 2008	14%	23%	0%
March 2008	11%	11%	14%
April 2008	11%	13%	17%
May 2008	12%	16%	44%
June 2008	12%	15%	41%
July 2008	11%	12%	16%
	Class A	Class T	Class C
Income Replacement 2040
January 2008	11%	16%	57%
February 2008	12%	16%	37%
March 2008	12%	15%	29%
April 2008	12%	13%	16%
May 2008	12%	16%	49%
June 2008	12%	16%	41%
July 2008	12%	13%	17%
	Class A	Class T	Class C
Income Replacement 2042
January 2008	12%	17%	84%
February 2008	14%	25%	0%
March 2008	11%	11%	17%
April 2008	11%	13%	15%
May 2008	13%	18%	82%
June 2008	12%	15%	38%
July 2008	12%	13%	17%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class T	Class C
Income Replacement 2016
September 2007	20%	23%	29%
October 2007	21%	23%	30%
November 2007	22%	27%	37%
December 2007 (Ex-Date 12/26/07)	21%	21%	21%
December 2007 (Ex-Date 12/28/07)	21%	22%	25%
January 2008	5%	6%	7%
February 2008	5%	6%	7%
March 2008	5%	6%	8%
April 2008	5%	5%	6%
May 2008	5%	6%	8%
June 2008	5%	6%	8%
July 2008	5%	5%	6%
	Class A	Class T	Class C
Income Replacement 2018
September 2007	20%	23%	30%
October 2007	22%	24%	29%
November 2007	22%	24%	29%
December 2007 (Ex-Date 12/26/07)	21%	21%	21%
December 2007 (Ex-Date 12/28/07)	22%	23%	26%
January 2008	6%	7%	8%
February 2008	6%	7%	8%
March 2008	6%	7%	8%
April 2008	6%	7%	8%
May 2008	6%	7%	11%
June 2008	6%	7%	11%
July 2008	6%	7%	8%
	Class A	Class T	Class C
Income Replacement 2020
September 2007	24%	28%	39%
October 2007	25%	27%	31%
November 2007	25%	27%	33%
December 2007 (Ex-Date 12/26/07)	26%	26%	26%
December 2007 (Ex-Date 12/28/07)	25%	26%	29%
January 2008	7%	9%	16%
February 2008	7%	8%	11%
March 2008	7%	8%	12%
April 2008	7%	8%	9%
May 2008	7%	8%	13%
June 2008	7%	9%	12%
July 2008	7%	8%	9%
	Class A	Class T	Class C
Income Replacement 2022
September 2007	28%	33%	46%
October 2007	32%	35%	48%
November 2007	40%	68%	0%
December 2007 (Ex-Date 12/26/07)	30%	30%	30%
December 2007 (Ex-Date 12/28/07)	31%	32%	36%
January 2008	8%	9%	13%
February 2008	8%	10%	16%
March 2008	8%	9%	13%
April 2008	8%	8%	10%
May 2008	8%	8%	16%
June 2008	8%	9%	12%
July 2008	8%	8%	10%
	Class A	Class T	Class C
Income Replacement 2024
September 2007	26%	30%	44%
October 2007	27%	29%	36%
November 2007	27%	31%	44%
December 2007 (Ex-Date 12/26/07)	28%	28%	28%
December 2007 (Ex-Date 12/28/07)	27%	29%	33%
January 2008	8%	10%	17%
February 2008	8%	9%	14%
March 2008	8%	9%	14%
April 2008	8%	9%	10%
May 2008	8%	10%	12%
June 2008	8%	10%	16%
July 2008	8%	9%	10%
	Class A	Class T	Class C
Income Replacement 2026
September 2007	31%	37%	55%
October 2007	32%	35%	42%
November 2007	35%	46%	41%
December 2007 (Ex-Date 12/26/07)	33%	33%	33%
December 2007 (Ex-Date 12/28/07)	32%	34%	38%
January 2008	9%	10%	16%
February 2008	9%	11%	12%
March 2008	8%	10%	14%
April 2008	9%	9%	11%
May 2008	8%	10%	18%
June 2008	8%	10%	16%
July 2008	9%	10%	12%
	Class A	Class T	Class C
Income Replacement 2028
September 2007	30%	36%	55%
October 2007	32%	35%	41%
November 2007	39%	55%	100%
December 2007 (Ex-Date 12/26/07)	32%	32%	32%
December 2007 (Ex-Date 12/28/07)	34%	35%	41%
January 2008	10%	12%	24%
February 2008	9%	11%	13%
March 2008	9%	11%	16%
April 2008	9%	10%	12%
May 2008	8%	12%	28%
June 2008	9%	9%	24%
July 2008	9%	10%	12%
	Class A	Class T	Class C
Income Replacement 2030
September 2007	31%	37%	58%
October 2007	32%	35%	43%
November 2007	31%	38%	44%
December 2007 (Ex-Date 12/26/07)	33%	33%	33%
December 2007 (Ex-Date 12/28/07)	32%	33%	37%
January 2008	9%	10%	16%
February 2008	9%	10%	16%
March 2008	9%	10%	17%
April 2008	9%	10%	12%
May 2008	9%	12%	28%
June 2008	9%	11%	19%
July 2008	10%	11%	13%
	Class A	Class T	Class C
Income Replacement 2032
September 2007	33%	41%	69%
October 2007	35%	38%	47%
November 2007	33%	44%	83%
December 2007 (Ex-Date 12/26/07)	36%	36%	36%
December 2007 (Ex-Date 12/28/07)	36%	38%	42%
January 2008	10%	12%	22%
February 2008	10%	11%	18%
March 2008	10%	11%	18%
April 2008	9%	10%	13%
May 2008	10%	12%	24%
June 2008	10%	12%	24%
July 2008	9%	10%	13%
	Class A	Class T	Class C
Income Replacement 2034
September 2007	34%	41%	69%
October 2007	35%	38%	49%
November 2007	37%	44%	74%
December 2007 (Ex-Date 12/26/07)	37%	37%	37%
December 2007 (Ex-Date 12/28/07)	37%	38%	43%
January 2008	11%	14%	25%
February 2008	11%	13%	22%
March 2008	10%	14%	27%
April 2008	11%	12%	15%
May 2008	11%	14%	30%
June 2008	11%	14%	24%
July 2008	11%	12%	15%
	Class A	Class T	Class C
Income Replacement 2036
September 2007	36%	45%	87%
October 2007	38%	45%	67%
November 2007	40%	43%	100%
December 2007 (Ex-Date 12/26/07)	38%	38%	38%
December 2007 (Ex-Date 12/28/07)	38%	40%	44%
January 2008	11%	13%	24%
February 2008	11%	12%	19%
March 2008	11%	13%	28%
April 2008	10%	12%	14%
May 2008	11%	13%	30%
June 2008	11%	13%	28%
July 2008	10%	12%	15%
	Class A	Class T	Class C
Income Replacement 2038
January 2008	15%	35%	0%
February 2008	14%	23%	0%
March 2008	11%	11%	15%
April 2008	12%	13%	18%
May 2008	12%	16%	45%
June 2008	12%	16%	41%
July 2008	12%	13%	16%
	Class A	Class T	Class C
Income Replacement 2040
January 2008	12%	16%	58%
February 2008	13%	16%	37%
March 2008	12%	15%	30%
April 2008	12%	13%	17%
May 2008	13%	17%	49%
June 2008	13%	16%	42%
July 2008	12%	14%	18%
	Class A	Class T	Class C
Income Replacement 2042
January 2008	12%	17%	84%
February 2008	15%	26%	0%
March 2008	12%	12%	18%
April 2008	12%	13%	16%
May 2008	13%	18%	83%
June 2008	13%	16%	39%
July 2008	12%	14%	18%

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Income Replacement Funds

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of each fund's Advisory Contract.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of each fund's Advisory Contract and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew each fund's Advisory Contract was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination to renew each fund's Advisory Contract, the Board is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Strategic Advisers, Inc. (the Investment Adviser), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Adviser's investment staff, its use of technology, and the Investment Adviser's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Adviser and its affiliates under the each fund's Advisory Contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the Investment Adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. The Board noted that it is not possible to evaluate performance in any comprehensive fashion because each fund had been in operation for less than one calendar year. Once a fund has been in operation for at least one calendar year, the Board will review the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against a proprietary custom index and, if a meaningful peer group exists, a peer group of mutual funds.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Annual Report

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Adviser to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board noted that the funds do not pay the Investment Adviser a management fee for investment advisory services. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the period of each fund's operations shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 0% means that 100% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Income Replacement 2016 Fund

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2018 Fund

Income Replacement 2020 Fund

Annual Report

Income Replacement 2022 Fund

Income Replacement 2024 Fund

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2026 Fund

Income Replacement 2028 Fund

Annual Report

Income Replacement 2030 Fund

Income Replacement 2032 Fund

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2034 Fund

Income Replacement 2036 Fund

Annual Report

Income Replacement 2038 Fund

Income Replacement 2040 Fund

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2042 Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for the period.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the total expenses of each class of each fund, the Board noted that each fund invests in Institutional Class of the underlying fund (if that underlying fund offers multiple classes of shares) to avoid charging fund-paid 12b-1 fees at both fund levels. The Board considered that the funds do not pay transfer agent fees. Instead, Institutional Class of each underlying fund (or the underlying fund, if that underlying fund does not offer multiple classes of shares) bears its pro rata portion of each fund's transfer agent fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that the Investment Adviser pays all other expenses of each fund, with limited exceptions.

The Board noted that the total expenses of each of Class A, Class C, and Institutional Class of each fund ranked below its competitive median for the period, and each of Class T and the retail class of each fund ranked equal to its competitive median.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of each fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each underlying fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contract because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Annual Report

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of each fund's Advisory Contract because the funds do not pay management fees and the Investment Adviser pays all other expenses of each fund, with limited exceptions.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contract should be renewed.

Annual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Mellon Bank

Pittsburgh, PA

ARW-UANN-0908
1.848191.100

Fidelity Income Replacement Funds SM -
2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2034, 2036, 2038, 2040, 2042 -
Institutional Class

Annual Report

July 31, 2008

Each Institutional Class is a class of
Fidelity Income Replacement FundsSM

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the funds have done over time.
Management's Discussion	<Click Here>	The managers' review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Advisor Income Replacement 2016	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2018	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2020	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2022	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2024	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2026	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2028	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2030	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2032	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2034	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2036	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2038	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2040	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2042	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

Chairman's Message

Dear Shareholder:

Domestic and international securities markets have struggled thus far in 2008. High-grade fixed-income investments produced modestly positive results, but many stock benchmarks suffered double-digit losses through the first half of this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Income Replacement 2016 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Advisor Income Replacement 2016 - Institutional Class' cumulative total return and show you what would have happened if Advisor Income Replacement 2016 - Institutional Class shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Advisor Income Replacement 2016 - Institutional Class on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® U.S. Aggregate Index performed over the same period.

Annual Report

Fidelity Advisor Income Replacement 2018 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Advisor Income Replacement 2018 - Institutional Class' cumulative total return and show you what would have happened if Advisor Income Replacement 2018 - Institutional Class shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Advisor Income Replacement 2018 - Institutional Class on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers U.S. Aggregate Index performed over the same period.

Annual Report

Fidelity Advisor Income Replacement 2020 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Advisor Income Replacement 2020 - Institutional Class' cumulative total return and show you what would have happened if Advisor Income Replacement 2020 - Institutional Class shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Advisor Income Replacement 2020 - Institutional Class on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers U.S. Aggregate Index performed over the same period.

Annual Report

Fidelity Advisor Income Replacement 2022 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Advisor Income Replacement 2022 - Institutional Class' cumulative total return and show you what would have happened if Advisor Income Replacement 2022 - Institutional Class shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Advisor Income Replacement 2022 - Institutional Class on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers U.S. Aggregate Index performed over the same period.

Annual Report

Fidelity Advisor Income Replacement 2024 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Advisor Income Replacement 2024 - Institutional Class' cumulative total return and show you what would have happened if Advisor Income Replacement 2024 - Institutional Class shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Advisor Income Replacement 2024 - Institutional Class on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period.

Annual Report

Fidelity Advisor Income Replacement 2026 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Advisor Income Replacement 2026 - Institutional Class' cumulative total return and show you what would have happened if Advisor Income Replacement 2026 - Institutional Class shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Advisor Income Replacement 2026 - Institutional Class on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Advisor Income Replacement 2028 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Advisor Income Replacement 2028 - Institutional Class' cumulative total return and show you what would have happened if Advisor Income Replacement 2028 - Institutional Class shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Advisor Income Replacement 2028 - Institutional Class on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Advisor Income Replacement 2030 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Advisor Income Replacement 2030 - Institutional Class' cumulative total return and show you what would have happened if Advisor Income Replacement 2030 - Institutional Class shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Advisor Income Replacement 2030 - Institutional Class on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Advisor Income Replacement 2032 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Advisor Income Replacement 2032 - Institutional Class' cumulative total return and show you what would have happened if Advisor Income Replacement 2032 - Institutional Class shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Advisor Income Replacement 2032 - Institutional Class on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Advisor Income Replacement 2034 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Advisor Income Replacement 2034 - Institutional Class' cumulative total return and show you what would have happened if Advisor Income Replacement 2034 - Institutional Class shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Advisor Income Replacement 2034 - Institutional Class on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Advisor Income Replacement 2036 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Advisor Income Replacement 2036 - Institutional Class' cumulative total return and show you what would have happened if Advisor Income Replacement 2036 - Institutional Class shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Advisor Income Replacement 2036 - Institutional Class on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Advisor Income Replacement 2038 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Advisor Income Replacement 2038 - Institutional Class' cumulative total return and show you what would have happened if Advisor Income Replacement 2038 - Institutional Class shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Advisor Income Replacement 2038 - Institutional Class on December 31, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Advisor Income Replacement 2040 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Advisor Income Replacement 2040 - Institutional Class' cumulative total return and show you what would have happened if Advisor Income Replacement 2040 - Institutional Class shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Advisor Income Replacement 2040 - Institutional Class on December 31, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Advisor Income Replacement 2042 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Advisor Income Replacement 2042 - Institutional Class' cumulative total return and show you what would have happened if Advisor Income Replacement 2042 - Institutional Class shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Advisor Income Replacement 2042 - Institutional Class on December 31, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Christopher Sharpe and Jonathan Shelon, Co-Portfolio Managers of Fidelity Advisor Income Replacement FundsSM

U.S.-based investment-grade debt outperformed domestic stocks, international equities and U.S. high-yield bonds during the 12-month period ending July 31, 2008. Bonds with less credit risk generally produced higher returns for investment-grade debt during the past year. Risk aversion permeated the credit markets, as investors sought refuge from soaring energy prices, stagnant economic growth and a severe credit crunch - a byproduct of the subprime mortgage crisis. For the 12 months overall, the Lehman Brothers® U.S. Aggregate Index - a measure of high-quality, fixed-rate, taxable bonds - returned 6.15%. In comparison, the Merrill Lynch® U.S. High Yield Master II Constrained Index, a proxy for the domestic high-income market, suffered a modest shortfall of 0.04%. Grim news about the state of the U.S. economy forced most domestic equity benchmarks into negative territory for the year. Oil prices north of $140 per barrel, gasoline prices in excess of $4 per gallon and soaring food costs drove both inflation levels and consumer prices higher. Wall Street, meanwhile, struggled under the weight of massive write-downs in the financials sector, an ongoing credit crisis and bleak housing data. As a result, the Dow Jones Industrial AverageSM slid 11.71% and the Standard & Poor's 500 SM Index dropped 11.09%. The broad international stock market also struggled, as the MSCI® Europe, Australasia, Far East Index fell 12.04%.

Like many multiple-asset-class mutual funds, the Advisor Income Replacement Funds also struggled within a volatile and generally less-than-favorable market environment. While the 14 individual Fund portfolios had varying results against this backdrop, they all held up reasonably well, although their returns all landed in negative territory. The portfolios with biennial maturity dates of 2016-2036 were launched on August 30, 2007, and, during the 11 months from that inception date though July 31, 2008, the Institutional Class shares of these portfolios posted absolute returns ranging from -1.81% for the short-dated and most conservatively positioned 2016 portfolio to -4.96% for the more equity-heavy 2036 portfolio. The longer-dated 2038, 2040 and 2042 portfolios, launched on December 31, 2007, had somewhat lower absolute returns given their even greater allocations to equities, and their life-of-fund returns through July 31, 2008, all were around -8.66%. (For specific portfolio performance on each of the IRFs, please refer to the performance section of this report.)

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Portfolio

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2008 to July 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value February 1, 2008	Ending Account Value July 31, 2008	Expenses Paid During Period* February 1, 2008 to July 31, 2008
Fidelity Income Replacement 2016 Fund
Class A
Actual	$ 1,000.00	$ 974.90	$ 1.23
HypotheticalA	$ 1,000.00	$ 1,023.62	$ 1.26
Class T
Actual	$ 1,000.00	$ 973.50	$ 2.45
HypotheticalA	$ 1,000.00	$ 1,022.38	$ 2.51
Class C
Actual	$ 1,000.00	$ 971.00	$ 4.90
HypotheticalA	$ 1,000.00	$ 1,019.89	$ 5.02
Income Replacement 2016
Actual	$ 1,000.00	$ 975.90	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Institutional Class
Actual	$ 1,000.00	$ 975.90	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Fidelity Income Replacement 2018 Fund
Class A
Actual	$ 1,000.00	$ 971.50	$ 1.23
HypotheticalA	$ 1,000.00	$ 1,023.62	$ 1.26
Class T
Actual	$ 1,000.00	$ 970.10	$ 2.45
HypotheticalA	$ 1,000.00	$ 1,022.38	$ 2.51
Class C
Actual	$ 1,000.00	$ 967.60	$ 4.89
HypotheticalA	$ 1,000.00	$ 1,019.89	$ 5.02
	Beginning Account Value February 1, 2008	Ending Account Value July 31, 2008	Expenses Paid During Period* February 1, 2008 to July 31, 2008
Income Replacement 2018
Actual	$ 1,000.00	$ 972.40	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Institutional Class
Actual	$ 1,000.00	$ 972.60	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Fidelity Income Replacement 2020 Fund
Class A
Actual	$ 1,000.00	$ 968.60	$ 1.22
HypotheticalA	$ 1,000.00	$ 1,023.62	$ 1.26
Class T
Actual	$ 1,000.00	$ 967.40	$ 2.45
HypotheticalA	$ 1,000.00	$ 1,022.38	$ 2.51
Class C
Actual	$ 1,000.00	$ 965.10	$ 4.89
HypotheticalA	$ 1,000.00	$ 1,019.89	$ 5.02
Income Replacement 2020
Actual	$ 1,000.00	$ 969.90	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Institutional Class
Actual	$ 1,000.00	$ 969.90	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Fidelity Income Replacement 2022 Fund
Class A
Actual	$ 1,000.00	$ 966.90	$ 1.22
HypotheticalA	$ 1,000.00	$ 1,023.62	$ 1.26
Class T
Actual	$ 1,000.00	$ 965.60	$ 2.44
HypotheticalA	$ 1,000.00	$ 1,022.38	$ 2.51
Class C
Actual	$ 1,000.00	$ 963.40	$ 4.88
HypotheticalA	$ 1,000.00	$ 1,019.89	$ 5.02
Income Replacement 2022
Actual	$ 1,000.00	$ 968.10	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Institutional Class
Actual	$ 1,000.00	$ 968.30	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Fidelity Income Replacement 2024 Fund
Class A
Actual	$ 1,000.00	$ 965.70	$ 1.22
HypotheticalA	$ 1,000.00	$ 1,023.62	$ 1.26
Class T
Actual	$ 1,000.00	$ 964.40	$ 2.44
HypotheticalA	$ 1,000.00	$ 1,022.38	$ 2.51
Class C
Actual	$ 1,000.00	$ 961.90	$ 4.88
HypotheticalA	$ 1,000.00	$ 1,019.89	$ 5.02
Income Replacement 2024
Actual	$ 1,000.00	$ 966.90	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Institutional Class
Actual	$ 1,000.00	$ 966.90	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
	Beginning Account Value February 1, 2008	Ending Account Value July 31, 2008	Expenses Paid During Period* February 1, 2008 to July 31, 2008
Fidelity Income Replacement 2026 Fund
Class A
Actual	$ 1,000.00	$ 964.40	$ 1.22
HypotheticalA	$ 1,000.00	$ 1,023.62	$ 1.26
Class T
Actual	$ 1,000.00	$ 963.10	$ 2.44
HypotheticalA	$ 1,000.00	$ 1,022.38	$ 2.51
Class C
Actual	$ 1,000.00	$ 960.80	$ 4.88
HypotheticalA	$ 1,000.00	$ 1,019.89	$ 5.02
Income Replacement 2026
Actual	$ 1,000.00	$ 965.70	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Institutional Class
Actual	$ 1,000.00	$ 965.70	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Fidelity Income Replacement 2028 Fund
Class A
Actual	$ 1,000.00	$ 963.30	$ 1.22
HypotheticalA	$ 1,000.00	$ 1,023.62	$ 1.26
Class T
Actual	$ 1,000.00	$ 962.20	$ 2.44
HypotheticalA	$ 1,000.00	$ 1,022.38	$ 2.51
Class C
Actual	$ 1,000.00	$ 959.60	$ 4.87
HypotheticalA	$ 1,000.00	$ 1,019.89	$ 5.02
Income Replacement 2028
Actual	$ 1,000.00	$ 964.50	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Institutional Class
Actual	$ 1,000.00	$ 964.50	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Fidelity Income Replacement 2030 Fund
Class A
Actual	$ 1,000.00	$ 962.80	$ 1.22
HypotheticalA	$ 1,000.00	$ 1,023.62	$ 1.26
Class T
Actual	$ 1,000.00	$ 961.70	$ 2.44
HypotheticalA	$ 1,000.00	$ 1,022.38	$ 2.51
Class C
Actual	$ 1,000.00	$ 959.20	$ 4.87
HypotheticalA	$ 1,000.00	$ 1,019.89	$ 5.02
Income Replacement 2030
Actual	$ 1,000.00	$ 964.00	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Institutional Class
Actual	$ 1,000.00	$ 964.00	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Fidelity Income Replacement 2032 Fund
Class A
Actual	$ 1,000.00	$ 961.70	$ 1.22
HypotheticalA	$ 1,000.00	$ 1,023.62	$ 1.26
Class T
Actual	$ 1,000.00	$ 960.20	$ 2.44
HypotheticalA	$ 1,000.00	$ 1,022.38	$ 2.51
Class C
Actual	$ 1,000.00	$ 957.90	$ 4.87
HypotheticalA	$ 1,000.00	$ 1,019.89	$ 5.02
	Beginning Account Value February 1, 2008	Ending Account Value July 31, 2008	Expenses Paid During Period* February 1, 2008 to July 31, 2008
Income Replacement 2032
Actual	$ 1,000.00	$ 962.80	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Institutional Class
Actual	$ 1,000.00	$ 962.80	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Fidelity Income Replacement 2034 Fund
Class A
Actual	$ 1,000.00	$ 960.10	$ 1.22
HypotheticalA	$ 1,000.00	$ 1,023.62	$ 1.26
Class T
Actual	$ 1,000.00	$ 959.10	$ 2.44
HypotheticalA	$ 1,000.00	$ 1,022.38	$ 2.51
Class C
Actual	$ 1,000.00	$ 956.50	$ 4.86
HypotheticalA	$ 1,000.00	$ 1,019.89	$ 5.02
Income Replacement 2034
Actual	$ 1,000.00	$ 961.20	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Institutional Class
Actual	$ 1,000.00	$ 961.40	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Fidelity Income Replacement 2036 Fund
Class A
Actual	$ 1,000.00	$ 959.10	$ 1.22
HypotheticalA	$ 1,000.00	$ 1,023.62	$ 1.26
Class T
Actual	$ 1,000.00	$ 957.80	$ 2.43
HypotheticalA	$ 1,000.00	$ 1,022.38	$ 2.51
Class C
Actual	$ 1,000.00	$ 955.40	$ 4.86
HypotheticalA	$ 1,000.00	$ 1,019.89	$ 5.02
Income Replacement 2036
Actual	$ 1,000.00	$ 960.10	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Institutional Class
Actual	$ 1,000.00	$ 960.10	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Fidelity Income Replacement 2038 Fund
Class A
Actual	$ 1,000.00	$ 956.90	$ 1.22
HypotheticalA	$ 1,000.00	$ 1,023.62	$ 1.26
Class T
Actual	$ 1,000.00	$ 955.70	$ 2.43
HypotheticalA	$ 1,000.00	$ 1,022.38	$ 2.51
Class C
Actual	$ 1,000.00	$ 953.10	$ 4.86
HypotheticalA	$ 1,000.00	$ 1,019.89	$ 5.02
Income Replacement 2038
Actual	$ 1,000.00	$ 958.10	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Institutional Class
Actual	$ 1,000.00	$ 957.90	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
	Beginning Account Value February 1, 2008	Ending Account Value July 31, 2008	Expenses Paid During Period* February 1, 2008 to July 31, 2008
Fidelity Income Replacement 2040 Fund
Class A
Actual	$ 1,000.00	$ 956.70	$ 1.22
HypotheticalA	$ 1,000.00	$ 1,023.62	$ 1.26
Class T
Actual	$ 1,000.00	$ 955.50	$ 2.43
HypotheticalA	$ 1,000.00	$ 1,022.38	$ 2.51
Class C
Actual	$ 1,000.00	$ 952.90	$ 4.86
HypotheticalA	$ 1,000.00	$ 1,019.89	$ 5.02
Income Replacement 2040
Actual	$ 1,000.00	$ 957.90	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Institutional Class
Actual	$ 1,000.00	$ 957.70	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Fidelity Income Replacement 2042 Fund
Class A
Actual	$ 1,000.00	$ 956.10	$ 1.22
HypotheticalA	$ 1,000.00	$ 1,023.62	$ 1.26
Class T
Actual	$ 1,000.00	$ 954.80	$ 2.43
HypotheticalA	$ 1,000.00	$ 1,022.38	$ 2.51
Class C
Actual	$ 1,000.00	$ 952.60	$ 4.85
HypotheticalA	$ 1,000.00	$ 1,019.89	$ 5.02
Income Replacement 2042
Actual	$ 1,000.00	$ 957.30	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
Institutional Class
Actual	$ 1,000.00	$ 957.30	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.86	$ .00
A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below) ; multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in each class' annualized expense ratio.

Annualized Expense Ratio
Fidelity Income Replacement 2016 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2016	.00%
Institutional Class	.00%
Fidelity Income Replacement 2018 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2018	.00%
Institutional Class	.00%
Annualized Expense Ratio
Fidelity Income Replacement 2020 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2020	.00%
Institutional Class	.00%
Fidelity Income Replacement 2022 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2022	.00%
Institutional Class	.00%
Fidelity Income Replacement 2024 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2024	.00%
Institutional Class	.00%
Fidelity Income Replacement 2026 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2026	.00%
Institutional Class	.00%
Fidelity Income Replacement 2028 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2028	.00%
Institutional Class	.00%
Fidelity Income Replacement 2030 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2030	.00%
Institutional Class	.00%
Fidelity Income Replacement 2032 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2032	.00%
Institutional Class	.00%
Fidelity Income Replacement 2034 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2034	.00%
Institutional Class	.00%
Fidelity Income Replacement 2036 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2036	.00%
Institutional Class	.00%
Fidelity Income Replacement 2038 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2038	.00%
Institutional Class	.00%
Annualized Expense Ratio
Fidelity Income Replacement 2040 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2040	.00%
Institutional Class	.00%
Fidelity Income Replacement 2042 Fund
Class A	.25%
Class T	.50%
Class C	1.00%
Income Replacement 2042	.00%
Institutional Class	.00%

Annual Report

Fidelity Income Replacement 2016 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	4.7	4.7
Fidelity Advisor Mid Cap II Fund Institutional Class	3.9	3.7
Fidelity Broad Market Opportunities Fund	6.2	6.2
Fidelity Disciplined Equity Fund	3.9	3.9
Fidelity Equity-Income Fund	3.8	3.9
Fidelity Large Cap Core Enhanced Index Fund	6.3	6.3
Fidelity Small Cap Opportunities Fund	2.6	2.4
	31.4	31.1
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	3.3	3.3
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.2	1.2
Fidelity Strategic Income Fund	1.2	1.3
	2.4	2.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.6	7.8
Fidelity Strategic Real Return Fund	7.6	7.7
Fidelity Total Bond Fund	22.7	23.0
	37.9	38.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	12.6	12.2
Fidelity Short-Term Bond Fund	12.4	12.4
	25.0	24.6
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	31.4%
International Equity Funds	3.3%
High Yield Fixed-Income Funds	2.4%
Investment Grade Fixed-Income Funds	37.9%
Short-Term Funds	25.0%

Six months ago
Domestic Equity Funds	31.1%
International Equity Funds	3.3%
High Yield Fixed-Income Funds	2.5%
Investment Grade Fixed-Income Funds	38.5%
Short-Term Funds	24.6%

Expected
Domestic Equity Funds	29.7%
International Equity Funds	2.9%
High Yield Fixed-Income Funds	1.9%
Investment Grade Fixed-Income Funds	38.7%
Short-Term Funds	26.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2008. The current allocation is based on the fund's holdings as of July 31, 2008. The expected allocation represents the fund's anticipated allocation at January 31, 2009.

Annual Report

Fidelity Income Replacement 2016 Fund

Investments July 31, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 34.7%
	Shares	Value
Domestic Equity Funds - 31.4%
Fidelity 100 Index Fund	48,826	$ 446,267
Fidelity Advisor Mid Cap II Fund Institutional Class	23,795	372,861
Fidelity Broad Market Opportunities Fund	66,779	595,001
Fidelity Disciplined Equity Fund	14,736	374,725
Fidelity Equity-Income Fund	8,079	364,833
Fidelity Large Cap Core Enhanced Index Fund	68,060	604,374
Fidelity Small Cap Opportunities Fund	30,456	242,737
TOTAL DOMESTIC EQUITY FUNDS		3,000,798
International Equity Funds - 3.3%
Fidelity Advisor International Discovery Fund Institutional Class	8,498	309,398
TOTAL EQUITY FUNDS (Cost $3,707,023)		3,310,196
Fixed-Income Funds - 40.3%

High Yield Fixed-Income Funds - 2.4%
Fidelity Capital & Income Fund	14,128	114,297
Fidelity Strategic Income Fund	11,338	115,310
TOTAL HIGH YIELD FIXED-INCOME FUNDS		229,607
Investment Grade Fixed-Income Funds - 37.9%
Fidelity Government Income Fund	70,181	728,484
Fidelity Strategic Real Return Fund	71,751	725,402
Fidelity Total Bond Fund	215,593	2,168,866
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,622,752
TOTAL FIXED-INCOME FUNDS (Cost $3,914,273)		3,852,359
Short-Term Funds - 25.0%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class	1,205,852	$ 1,205,852
Fidelity Short-Term Bond Fund	141,858	1,180,258
TOTAL SHORT-TERM FUNDS (Cost $2,418,827)		2,386,110
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $10,040,123)		$ 9,548,665
Income Tax Information
At July 31, 2008, the fund had a capital loss carryforward of approximately $827 all of which will expire on July 31, 2016.
The fund intends to elect to defer to its fiscal year ending July 31, 2009 approximately $3,751 of losses recognized during the period November 1, 2007 to July 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2016 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2008

Assets
Investment in securities, at value (cost $10,040,123) - See accompanying schedule		$ 9,548,665
Cash		10
Receivable for investments sold		17,767
Total assets		9,566,442

Liabilities
Payable for fund shares redeemed	$ 17,762
Distribution fees payable	2,020
Total liabilities		19,782

Net Assets		$ 9,546,660
Net Assets consist of:
Paid in capital		$ 10,037,692
Undistributed net investment income		4,829
Accumulated undistributed net realized gain (loss) on investments		(4,403)
Net unrealized appreciation (depreciation) on investments		(491,458)
Net Assets		$ 9,546,660

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,213,897 ÷ 46,356.1 shares)		$ 47.76

Maximum offering price per share (100/94.25 of $47.76)		$ 50.67
Class T: Net Asset Value and redemption price per share ($673,122 ÷ 14,096.0 shares)		$ 47.75

Maximum offering price per share (100/96.50 of $47.75)		$ 49.48

Class C: Net Asset Value and offering price per share ($1,595,063 ÷ 33,417.0 shares)A		$ 47.73

Income Replacement 2016: Net Asset Value, offering price and redemption price per share ($4,880,492 ÷ 102,163.9 shares)		$ 47.77

Institutional Class: Net Asset Value, offering price and redemption price per share ($184,086 ÷ 3,853.4 shares)		$ 47.77

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period August 30, 2007 (commencement of operations) to July 31, 2008

Investment Income
Income distributions from underlying funds		$ 161,337
Interest		171
Total income		161,508

Expenses
Distribution fees	$ 13,234
Independent trustees' compensation	20
Total expenses before reductions	13,254
Expense reductions	(20)	13,234
Net investment income (loss)		148,274
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(41,157)
Capital gain distributions from underlying funds	49,677	8,520
Change in net unrealized appreciation (depreciation) on underlying funds		(491,458)
Net gain (loss)		(482,938)
Net increase (decrease) in net assets resulting from operations		$ (334,664)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2016 Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 148,274
Net realized gain (loss)	8,520
Change in net unrealized appreciation (depreciation)	(491,458)
Net increase (decrease) in net assets resulting from operations	(334,664)
Distributions to shareholders from net investment income	(143,445)
Distributions to shareholders from net realized gain	(12,923)
Total distributions	(156,368)
Share transactions - net increase (decrease)	10,037,692
Total increase (decrease) in net assets	9,546,660

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $4,829)	$ 9,546,660

Financial Highlights - Class A

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	1.233
Net realized and unrealized gain (loss)	(2.204)
Total from investment operations	(.971)
Distributions from net investment income	(1.129)
Distributions from net realized gain	(.140)
Total distributions	(1.269)
Net asset value, end of period	$ 47.76
Total Return B, C, D	(2.02)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	2.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,214
Portfolio turnover rate	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	1.128
Net realized and unrealized gain (loss)	(2.219)
Total from investment operations	(1.091)
Distributions from net investment income	(1.019)
Distributions from net realized gain	(.140)
Total distributions	(1.159)
Net asset value, end of period	$ 47.75
Total Return B, C, D	(2.26)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 673
Portfolio turnover rate	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.904
Net realized and unrealized gain (loss)	(2.227)
Total from investment operations	(1.323)
Distributions from net investment income	(.807)
Distributions from net realized gain	(.140)
Total distributions	(.947)
Net asset value, end of period	$ 47.73
Total Return B, C, D	(2.71)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	2.01% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,595
Portfolio turnover rate	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2016

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.356
Net realized and unrealized gain (loss)	(2.217)
Total from investment operations	(.861)
Distributions from net investment income	(1.229)
Distributions from net realized gain	(.140)
Total distributions	(1.369)
Net asset value, end of period	$ 47.77
Total Return B, C	(1.81)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	3.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,880
Portfolio turnover rate	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.370
Net realized and unrealized gain (loss)	(2.231)
Total from investment operations	(.861)
Distributions from net investment income	(1.229)
Distributions from net realized gain	(.140)
Total distributions	(1.369)
Net asset value, end of period	$ 47.77
Total Return B, C	(1.81)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	3.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 184
Portfolio turnover rate	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2018 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	5.4	5.3
Fidelity Advisor Mid Cap II Fund Institutional Class	4.5	4.3
Fidelity Broad Market Opportunities Fund	7.1	7.1
Fidelity Disciplined Equity Fund	4.5	4.5
Fidelity Equity-Income Fund	4.4	4.5
Fidelity Large Cap Core Enhanced Index Fund	7.2	7.1
Fidelity Small Cap Opportunities Fund	2.9	2.8
	36.0	35.6
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	4.1	4.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.6	1.6
Fidelity Strategic Income Fund	1.6	1.7
	3.2	3.3
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.2	7.3
Fidelity Strategic Real Return Fund	7.1	7.2
Fidelity Total Bond Fund	21.3	21.5
	35.6	36.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	10.6	10.4
Fidelity Short-Term Bond Fund	10.5	10.5
	21.1	20.9
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	36.0%
International Equity Funds	4.1%
High Yield Fixed-Income Funds	3.2%
Investment Grade Fixed-Income Funds	35.6%
Short-Term Funds	21.1%

Six months ago
Domestic Equity Funds	35.6%
International Equity Funds	4.2%
High Yield Fixed-Income Funds	3.3%
Investment Grade Fixed-Income Funds	36.0%
Short-Term Funds	20.9%

Expected
Domestic Equity Funds	35.0%
International Equity Funds	3.9%
High Yield Fixed-Income Funds	2.8%
Investment Grade Fixed-Income Funds	35.9%
Short-Term Funds	22.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2008. The current allocation is based on the fund's holdings as of July 31, 2008. The expected allocation represents the fund's anticipated allocation at January 31, 2009.

Annual Report

Fidelity Income Replacement 2018 Fund

Investments July 31, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 40.1%
	Shares	Value
Domestic Equity Funds - 36.0%
Fidelity 100 Index Fund	41,071	$ 375,391
Fidelity Advisor Mid Cap II Fund Institutional Class	20,055	314,261
Fidelity Broad Market Opportunities Fund	56,010	499,052
Fidelity Disciplined Equity Fund	12,397	315,265
Fidelity Equity-Income Fund	6,809	307,478
Fidelity Large Cap Core Enhanced Index Fund	57,100	507,048
Fidelity Small Cap Opportunities Fund	25,693	204,775
TOTAL DOMESTIC EQUITY FUNDS		2,523,270
International Equity Funds - 4.1%
Fidelity Advisor International Discovery Fund Institutional Class	7,943	289,218
TOTAL EQUITY FUNDS (Cost $3,158,031)		2,812,488
Fixed-Income Funds - 38.8%

High Yield Fixed-Income Funds - 3.2%
Fidelity Capital & Income Fund	14,023	113,450
Fidelity Strategic Income Fund	11,230	114,210
TOTAL HIGH YIELD FIXED-INCOME FUNDS		227,660
Investment Grade Fixed-Income Funds - 35.6%
Fidelity Government Income Fund	48,330	501,669
Fidelity Strategic Real Return Fund	49,359	499,015
Fidelity Total Bond Fund	148,193	1,490,823
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,491,507
TOTAL FIXED-INCOME FUNDS (Cost $2,762,356)		2,719,167
Short-Term Funds - 21.1%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class	744,668	$ 744,668
Fidelity Short-Term Bond Fund	87,879	731,151
TOTAL SHORT-TERM FUNDS (Cost $1,496,564)		1,475,819
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $7,416,951)		$ 7,007,474
Income Tax Information
At July 31, 2008, the fund had a capital loss carryforward of approximately $62 all of which will expire on July 31, 2016.
The fund intends to elect to defer to its fiscal year ending July 31, 2009 approximately $633 of losses recognized during the period November 1, 2007 to July 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2018 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2008

Assets
Investment in securities, at value (cost $7,416,951) - See accompanying schedule	$ 7,007,474
Cash	7
Total assets	7,007,481

Liabilities
Distribution fees payable	590

Net Assets	$ 7,006,891
Net Assets consist of:
Paid in capital	$ 7,412,396
Undistributed net investment income	3,581
Accumulated undistributed net realized gain (loss) on investments	391
Net unrealized appreciation (depreciation) on investments	(409,477)
Net Assets	$ 7,006,891

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,107,337 ÷ 23,333.5 shares)	$ 47.46

Maximum offering price per share (100/94.25 of $47.46)	$ 50.36
Class T: Net Asset Value and redemption price per share ($153,558 ÷ 3,235.5 shares)	$ 47.46

Maximum offering price per share (100/96.50 of $47.46)	$ 49.18

Class C: Net Asset Value and offering price per share ($364,774 ÷ 7,693.6 shares)A	$ 47.41

Income Replacement 2018: Net Asset Value, offering price and redemption price per share ($5,166,895 ÷ 108,862.1 shares)	$ 47.46

Institutional Class: Net Asset Value, offering price and redemption price per share ($214,327 ÷ 4,515.3 shares)	$ 47.47

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period August 30, 2007 (commencement of operations) to July 31, 2008

Investment Income
Income distributions from underlying funds		$ 112,825
Interest		131
Total income		112,956

Expenses
Distribution fees	$ 4,098
Independent trustees' compensation	15
Total expenses before reductions	4,113
Expense reductions	(15)	4,098
Net investment income (loss)		108,858
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(28,944)
Capital gain distributions from underlying funds	37,463	8,519
Change in net unrealized appreciation (depreciation) on underlying funds		(409,477)
Net gain (loss)		(400,958)
Net increase (decrease) in net assets resulting from operations		$ (292,100)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2018 Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 108,858
Net realized gain (loss)	8,519
Change in net unrealized appreciation (depreciation)	(409,477)
Net increase (decrease) in net assets resulting from operations	(292,100)
Distributions to shareholders from net investment income	(105,276)
Distributions to shareholders from net realized gain	(8,128)
Total distributions	(113,404)
Share transactions - net increase (decrease)	7,412,395
Total increase (decrease) in net assets	7,006,891

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $3,581)	$ 7,006,891

Financial Highlights - Class A

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	1.163
Net realized and unrealized gain (loss)	(2.454)
Total from investment operations	(1.291)
Distributions from net investment income	(1.119)
Distributions from net realized gain	(.130)
Total distributions	(1.249)
Net asset value, end of period	$ 47.46
Total Return B, C, D	(2.68)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	2.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,107
Portfolio turnover rate	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	1.075
Net realized and unrealized gain (loss)	(2.483)
Total from investment operations	(1.408)
Distributions from net investment income	(1.002)
Distributions from net realized gain	(.130)
Total distributions	(1.132)
Net asset value, end of period	$ 47.46
Total ReturnB, C, D	(2.91)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	2.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 154
Portfolio turnover rate	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.836
Net realized and unrealized gain (loss)	(2.476)
Total from investment operations	(1.640)
Distributions from net investment income	(.820)
Distributions from net realized gain	(.130)
Total distributions	(.950)
Net asset value, end of period	$ 47.41
Total Return B, C, D	(3.36)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 365
Portfolio turnover rate	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2018

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.280
Net realized and unrealized gain (loss)	(2.469)
Total from investment operations	(1.189)
Distributions from net investment income	(1.221)
Distributions from net realized gain	(.130)
Total distributions	(1.351)
Net asset value, end of period	$ 47.46
Total Return B, C	(2.48)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	2.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,167
Portfolio turnover rate	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.295
Net realized and unrealized gain (loss)	(2.474)
Total from investment operations	(1.179)
Distributions from net investment income	(1.221)
Distributions from net realized gain	(.130)
Total distributions	(1.351)
Net asset value, end of period	$ 47.47
Total Return B, C	(2.46)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	2.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 214
Portfolio turnover rate	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2020 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	5.8	6.0
Fidelity Advisor Mid Cap II Fund Institutional Class	4.9	4.7
Fidelity Broad Market Opportunities Fund	7.8	7.9
Fidelity Disciplined Equity Fund	4.9	4.9
Fidelity Equity-Income Fund	4.7	4.9
Fidelity Large Cap Core Enhanced Index Fund	7.9	7.9
Fidelity Small Cap Opportunities Fund	3.2	3.1
	39.2	39.4
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	5.0	5.3
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.9	1.9
Fidelity Strategic Income Fund	2.0	2.0
	3.9	3.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.7	6.7
Fidelity Strategic Real Return Fund	6.7	6.7
Fidelity Total Bond Fund	20.1	20.1
	33.5	33.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	9.3	8.9
Fidelity Short-Term Bond Fund	9.1	9.0
	18.4	17.9
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	39.2%
International Equity Funds	5.0%
High Yield Fixed-Income Funds	3.9%
Investment Grade Fixed-Income Funds	33.5%
Short-Term Funds	18.4%

Six months ago
Domestic Equity Funds	39.4%
International Equity Funds	5.3%
High Yield Fixed-Income Funds	3.9%
Investment Grade Fixed-Income Funds	33.5%
Short-Term Funds	17.9%

Expected
Domestic Equity Funds	38.9%
International Equity Funds	4.8%
High Yield Fixed-Income Funds	3.6%
Investment Grade Fixed-Income Funds	33.7%
Short-Term Funds	19.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2008. The current allocation is based on the fund's holdings as of July 31, 2008. The expected allocation represents the fund's anticipated allocation at January 31, 2009.

Annual Report

Fidelity Income Replacement 2020 Fund

Investments July 31, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 44.2%
	Shares	Value
Domestic Equity Funds - 39.2%
Fidelity 100 Index Fund	15,127	$ 138,259
Fidelity Advisor Mid Cap II Fund Institutional Class	7,369	115,465
Fidelity Broad Market Opportunities Fund	20,626	183,778
Fidelity Disciplined Equity Fund	4,544	115,548
Fidelity Equity-Income Fund	2,465	111,314
Fidelity Large Cap Core Enhanced Index Fund	20,985	186,345
Fidelity Small Cap Opportunities Fund	9,465	75,438
TOTAL DOMESTIC EQUITY FUNDS		926,147
International Equity Funds - 5.0%
Fidelity Advisor International Discovery Fund Institutional Class	3,260	118,680
TOTAL EQUITY FUNDS (Cost $1,140,394)		1,044,827
Fixed-Income Funds - 37.4%

High Yield Fixed-Income Funds - 3.9%
Fidelity Capital & Income Fund	5,618	45,447
Fidelity Strategic Income Fund	4,516	45,926
TOTAL HIGH YIELD FIXED-INCOME FUNDS		91,373
Investment Grade Fixed-Income Funds - 33.5%
Fidelity Government Income Fund	15,262	158,416
Fidelity Strategic Real Return Fund	15,654	158,262
Fidelity Total Bond Fund	47,224	475,074
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		791,752
TOTAL FIXED-INCOME FUNDS (Cost $900,088)		883,125
Short-Term Funds - 18.4%

Fidelity Institutional Money Market Portfolio Institutional Class	218,263	218,263
Fidelity Short-Term Bond Fund	25,884	215,353
TOTAL SHORT-TERM FUNDS (Cost $439,524)		433,616
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $2,480,006)		$ 2,361,568

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2020 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2008

Assets
Investment in securities, at value (cost $2,480,006) - See accompanying schedule	$ 2,361,568
Cash	72
Receivable for investments sold	1
Total assets	2,361,641

Liabilities
Distribution fees payable	406

Net Assets	$ 2,361,236
Net Assets consist of:
Paid in capital	$ 2,474,768
Undistributed net investment income	1,110
Accumulated undistributed net realized gain (loss) on investments	3,796
Net unrealized appreciation (depreciation) on investments	(118,438)
Net Assets	$ 2,361,236

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($502,844 ÷ 10,672.9 shares)	$ 47.11

Maximum offering price per share (100/94.25 of $47.11)	$ 49.98
Class T: Net Asset Value and redemption price per share ($187,214 ÷ 3,974.6 shares)	$ 47.10

Maximum offering price per share (100/96.50 of $47.10)	$ 48.81

Class C: Net Asset Value and offering price per share ($275,097 ÷ 5,843.6 shares)A	$ 47.08

Income Replacement 2020: Net Asset Value, offering price and redemption price per share ($1,233,366 ÷ 26,177.5 shares)	$ 47.12

Institutional Class: Net Asset Value, offering price and redemption price per share ($162,715 ÷ 3,453.5 shares)	$ 47.12

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period August 30, 2007 (commencement of operations) to July 31, 2008

Investment Income
Income distributions from underlying funds		$ 33,974
Interest		72
Total income		34,046

Expenses
Distribution fees	$ 2,946
Independent trustees' compensation	5
Total expenses before reductions	2,951
Expense reductions	(5)	2,946
Net investment income (loss)		31,100
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(4,968)
Capital gain distributions from underlying funds	11,246	6,278
Change in net unrealized appreciation (depreciation) on underlying funds		(118,438)
Net gain (loss)		(112,160)
Net increase (decrease) in net assets resulting from operations		$ (81,060)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2020 Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 31,100
Net realized gain (loss)	6,278
Change in net unrealized appreciation (depreciation)	(118,438)
Net increase (decrease) in net assets resulting from operations	(81,060)
Distributions to shareholders from net investment income	(29,990)
Distributions to shareholders from net realized gain	(2,482)
Total distributions	(32,472)
Share transactions - net increase (decrease)	2,474,768
Total increase (decrease) in net assets	2,361,236

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $1,110)	$ 2,361,236

Financial Highlights - Class A

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	1.085
Net realized and unrealized gain (loss)	(2.692)
Total from investment operations	(1.607)
Distributions from net investment income	(1.113)
Distributions from net realized gain	(.170)
Total distributions	(1.283)
Net asset value, end of period	$ 47.11
Total Return B, C, D	(3.33)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	2.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 503
Portfolio turnover rate	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.985
Net realized and unrealized gain (loss)	(2.707)
Total from investment operations	(1.722)
Distributions from net investment income	(1.008)
Distributions from net realized gain	(.170)
Total distributions	(1.178)
Net asset value, end of period	$ 47.10
Total Return B, C, D	(3.56)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	2.17% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 187
Portfolio turnover rate	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.755
Net realized and unrealized gain (loss)	(2.699)
Total from investment operations	(1.944)
Distributions from net investment income	(.806)
Distributions from net realized gain	(.170)
Total distributions	(.976)
Net asset value, end of period	$ 47.08
Total Return B, C, D	(3.99)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 275
Portfolio turnover rate	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2020

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.190
Net realized and unrealized gain (loss)	(2.677)
Total from investment operations	(1.487)
Distributions from net investment income	(1.223)
Distributions from net realized gain	(.170)
Total distributions	(1.393)
Net asset value, end of period	$ 47.12
Total Return B, C	(3.10)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	2.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,233
Portfolio turnover rate	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.215
Net realized and unrealized gain (loss)	(2.702)
Total from investment operations	(1.487)
Distributions from net investment income	(1.223)
Distributions from net realized gain	(.170)
Total distributions	(1.393)
Net asset value, end of period	$ 47.12
Total Return B, C	(3.10)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	2.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 163
Portfolio turnover rate	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2022 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	6.1	6.2
Fidelity Advisor Mid Cap II Fund Institutional Class	5.1	4.9
Fidelity Broad Market Opportunities Fund	8.2	8.1
Fidelity Disciplined Equity Fund	5.2	5.1
Fidelity Equity-Income Fund	5.0	5.1
Fidelity Large Cap Core Enhanced Index Fund	8.3	8.2
Fidelity Small Cap Opportunities Fund	3.4	3.2
	41.3	40.8
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	5.7	5.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.1	2.1
Fidelity Strategic Income Fund	2.2	2.2
	4.3	4.3
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.5	6.6
Fidelity Strategic Real Return Fund	6.4	6.4
Fidelity Total Bond Fund	19.1	19.5
	32.0	32.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	8.4	8.2
Fidelity Short-Term Bond Fund	8.3	8.4
	16.7	16.6
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	41.3%
International Equity Funds	5.7%
High Yield Fixed-Income Funds	4.3%
Investment Grade Fixed-Income Funds	32.0%
Short-Term Funds	16.7%

Six months ago
Domestic Equity Funds	40.8%
International Equity Funds	5.8%
High Yield Fixed-Income Funds	4.3%
Investment Grade Fixed-Income Funds	32.5%
Short-Term Funds	16.6%

Expected
Domestic Equity Funds	41.3%
International Equity Funds	5.6%
High Yield Fixed-Income Funds	4.0%
Investment Grade Fixed-Income Funds	32.2%
Short-Term Funds	16.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2008. The current allocation is based on the fund's holdings as of July 31, 2008. The expected allocation represents the fund's anticipated allocation at January 31, 2009.

Annual Report

Fidelity Income Replacement 2022 Fund

Investments July 31, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 47.0%
	Shares	Value
Domestic Equity Funds - 41.3%
Fidelity 100 Index Fund	37,216	$ 340,157
Fidelity Advisor Mid Cap II Fund Institutional Class	18,186	284,976
Fidelity Broad Market Opportunities Fund	50,822	452,824
Fidelity Disciplined Equity Fund	11,212	285,118
Fidelity Equity-Income Fund	6,166	278,447
Fidelity Large Cap Core Enhanced Index Fund	51,813	460,099
Fidelity Small Cap Opportunities Fund	23,260	185,379
TOTAL DOMESTIC EQUITY FUNDS		2,287,000
International Equity Funds - 5.7%
Fidelity Advisor International Discovery Fund Institutional Class	8,763	319,077
TOTAL EQUITY FUNDS (Cost $2,909,918)		2,606,077
Fixed-Income Funds - 36.3%

High Yield Fixed-Income Funds - 4.3%
Fidelity Capital & Income Fund	14,698	118,903
Fidelity Strategic Income Fund	11,758	119,575
TOTAL HIGH YIELD FIXED-INCOME FUNDS		238,478
Investment Grade Fixed-Income Funds - 32.0%
Fidelity Government Income Fund	34,339	356,443
Fidelity Strategic Real Return Fund	35,139	355,260
Fidelity Total Bond Fund	105,320	1,059,516
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,771,219
TOTAL FIXED-INCOME FUNDS (Cost $2,047,458)		2,009,697
Short-Term Funds - 16.7%

Fidelity Institutional Money Market Portfolio Institutional Class	466,323	466,323
Fidelity Short-Term Bond Fund	54,920	456,931
TOTAL SHORT-TERM FUNDS (Cost $937,144)		923,254
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $5,894,520)		$ 5,539,028

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2022 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2008

Assets
Investment in securities, at value (cost $5,894,520) - See accompanying schedule		$ 5,539,028
Cash		72
Receivable for investments sold		252
Total assets		5,539,352

Liabilities
Payable for fund shares redeemed	$ 250
Distribution fees payable	238
Total liabilities		488

Net Assets		$ 5,538,864
Net Assets consist of:
Paid in capital		$ 5,882,033
Undistributed net investment income		2,475
Accumulated undistributed net realized gain (loss) on investments		9,848
Net unrealized appreciation (depreciation) on investments		(355,492)
Net Assets		$ 5,538,864

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($288,934 ÷ 6,140.5 shares)		$ 47.05

Maximum offering price per share (100/94.25 of $47.05)		$ 49.92
Class T: Net Asset Value and redemption price per share ($187,076 ÷ 3,976.5 shares)		$ 47.04

Maximum offering price per share (100/96.50 of $47.04)		$ 48.75

Class C: Net Asset Value and offering price per share ($119,831 ÷ 2,547.6 shares)A		$ 47.04

Income Replacement 2022: Net Asset Value, offering price and redemption price per share ($4,665,876 ÷ 99,138.2 shares)		$ 47.06

Institutional Class: Net Asset Value, offering price and redemption price per share ($277,147 ÷ 5,889.3 shares)		$ 47.06

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period August 30, 2007 (commencement of operations) to July 31, 2008

Investment Income
Income distributions from underlying funds		$ 87,382
Interest		72
Total income		87,454

Expenses
Distribution fees	$ 1,974
Independent trustees' compensation	12
Total expenses before reductions	1,986
Expense reductions	(12)	1,974
Net investment income (loss)		85,480
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(23,894)
Capital gain distributions from underlying funds	42,834	18,940
Change in net unrealized appreciation (depreciation) on underlying funds		(355,492)
Net gain (loss)		(336,552)
Net increase (decrease) in net assets resulting from operations		$ (251,072)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2022 Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 85,480
Net realized gain (loss)	18,940
Change in net unrealized appreciation (depreciation)	(355,492)
Net increase (decrease) in net assets resulting from operations	(251,072)
Distributions to shareholders from net investment income	(83,005)
Distributions to shareholders from net realized gain	(9,092)
Total distributions	(92,097)
Share transactions - net increase (decrease)	5,882,033
Total increase (decrease) in net assets	5,538,864

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $2,475)	$ 5,538,864

Financial Highlights - Class A

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	1.087
Net realized and unrealized gain (loss)	(2.853)
Total from investment operations	(1.766)
Distributions from net investment income	(1.014)
Distributions from net realized gain	(.170)
Total distributions	(1.184)
Net asset value, end of period	$ 47.05
Total Return B, C, D	(3.64)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	2.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 289
Portfolio turnover rate	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.982
Net realized and unrealized gain (loss)	(2.862)
Total from investment operations	(1.880)
Distributions from net investment income	(.910)
Distributions from net realized gain	(.170)
Total distributions	(1.080)
Net asset value, end of period	$ 47.04
Total Return B, C, D	(3.87)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	2.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 187
Portfolio turnover rate	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.760
Net realized and unrealized gain (loss)	(2.860)
Total from investment operations	(2.100)
Distributions from net investment income	(.690)
Distributions from net realized gain	(.170)
Total distributions	(.860)
Net asset value, end of period	$ 47.04
Total Return B, C, D	(4.29)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 120
Portfolio turnover rate	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2022

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.190
Net realized and unrealized gain (loss)	(2.836)
Total from investment operations	(1.646)
Distributions from net investment income	(1.124)
Distributions from net realized gain	(.170)
Total distributions	(1.294)
Net asset value, end of period	$ 47.06
Total Return B, C	(3.41)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,666
Portfolio turnover rate	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.208
Net realized and unrealized gain (loss)	(2.854)
Total from investment operations	(1.646)
Distributions from net investment income	(1.124)
Distributions from net realized gain	(.170)
Total distributions	(1.294)
Net asset value, end of period	$ 47.06
Total Return B, C	(3.41)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 277
Portfolio turnover rate	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2024 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	6.3	6.4
Fidelity Advisor Mid Cap II Fund Institutional Class	5.3	5.2
Fidelity Broad Market Opportunities Fund	8.5	8.5
Fidelity Disciplined Equity Fund	5.4	5.4
Fidelity Equity-Income Fund	5.2	5.3
Fidelity Large Cap Core Enhanced Index Fund	8.6	8.5
Fidelity Small Cap Opportunities Fund	3.4	3.3
	42.7	42.6
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	6.5	6.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.3	2.3
Fidelity Strategic Income Fund	2.4	2.4
	4.7	4.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.2	6.3
Fidelity Strategic Real Return Fund	6.2	6.3
Fidelity Total Bond Fund	18.4	18.4
	30.8	31.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	7.7	7.4
Fidelity Short-Term Bond Fund	7.6	7.6
	15.3	15.0
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	42.7%
International Equity Funds	6.5%
High Yield Fixed-Income Funds	4.7%
Investment Grade Fixed-Income Funds	30.8%
Short-Term Funds	15.3%

Six months ago
Domestic Equity Funds	42.6%
International Equity Funds	6.7%
High Yield Fixed-Income Funds	4.7%
Investment Grade Fixed-Income Funds	31.0%
Short-Term Funds	15.0%

Expected
Domestic Equity Funds	43.0%
International Equity Funds	6.4%
High Yield Fixed-Income Funds	4.4%
Investment Grade Fixed-Income Funds	30.6%
Short-Term Funds	15.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2008. The current allocation is based on the fund's holdings as of July 31, 2008. The expected allocation represents the fund's anticipated allocation at January 31, 2009.

Annual Report

Fidelity Income Replacement 2024 Fund

Investments July 31, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 49.2%
	Shares	Value
Domestic Equity Funds - 42.7%
Fidelity 100 Index Fund	9,895	$ 90,440
Fidelity Advisor Mid Cap II Fund Institutional Class	4,863	76,206
Fidelity Broad Market Opportunities Fund	13,516	120,425
Fidelity Disciplined Equity Fund	2,998	76,237
Fidelity Equity-Income Fund	1,628	73,526
Fidelity Large Cap Core Enhanced Index Fund	13,764	122,228
Fidelity Small Cap Opportunities Fund	6,163	49,119
TOTAL DOMESTIC EQUITY FUNDS		608,181
International Equity Funds - 6.5%
Fidelity Advisor International Discovery Fund Institutional Class	2,568	93,485
TOTAL EQUITY FUNDS (Cost $779,890)		701,666
Fixed-Income Funds - 35.5%

High Yield Fixed-Income Funds - 4.7%
Fidelity Capital & Income Fund	4,101	33,177
Fidelity Strategic Income Fund	3,308	33,644
TOTAL HIGH YIELD FIXED-INCOME FUNDS		66,821
Investment Grade Fixed-Income Funds - 30.8%
Fidelity Government Income Fund	8,552	88,774
Fidelity Strategic Real Return Fund	8,774	88,701
Fidelity Total Bond Fund	25,987	261,424
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		438,899
TOTAL FIXED-INCOME FUNDS (Cost $513,281)		505,720
Short-Term Funds - 15.3%

Fidelity Institutional Money Market Portfolio Institutional Class	109,794	109,794
Fidelity Short-Term Bond Fund	13,026	108,380
TOTAL SHORT-TERM FUNDS (Cost $221,178)		218,174
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,514,349)		$ 1,425,560

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2024 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2008

Assets
Investment in securities, at value (cost $1,514,349) - See accompanying schedule	$ 1,425,560
Cash	72
Total assets	1,425,632

Liabilities
Distribution fees payable	242

Net Assets	$ 1,425,390
Net Assets consist of:
Paid in capital	$ 1,512,902
Undistributed net investment income	575
Accumulated undistributed net realized gain (loss) on investments	702
Net unrealized appreciation (depreciation) on investments	(88,789)
Net Assets	$ 1,425,390

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($286,167 ÷ 6,092.59 shares)	$ 46.97

Maximum offering price per share (100/94.25 of $46.97)	$ 49.84
Class T: Net Asset Value and redemption price per share ($96,057 ÷ 2,045.09 shares)	$ 46.97

Maximum offering price per share (100/96.50 of $46.97)	$ 48.67

Class C: Net Asset Value and offering price per share ($232,967 ÷ 4,964.18 shares)A	$ 46.93

Income Replacement 2024: Net Asset Value, offering price and redemption price per share ($713,695 ÷ 15,192.00 shares)	$ 46.98

Institutional Class: Net Asset Value, offering price and redemption price per share ($96,504 ÷ 2,054.36 shares)	$ 46.98

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period August 30, 2007 (commencement of operations) to July 31, 2008

Investment Income
Income distributions from underlying funds		$ 23,762
Interest		72
Total income		23,834

Expenses
Distribution fees	$ 2,058
Independent trustees' compensation	3
Total expenses before reductions	2,061
Expense reductions	(3)	2,058
Net investment income (loss)		21,776
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(8,785)
Capital gain distributions from underlying funds	12,382	3,597
Change in net unrealized appreciation (depreciation) on underlying funds		(88,789)
Net gain (loss)		(85,192)
Net increase (decrease) in net assets resulting from operations		$ (63,416)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2024 Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 21,776
Net realized gain (loss)	3,597
Change in net unrealized appreciation (depreciation)	(88,789)
Net increase (decrease) in net assets resulting from operations	(63,416)
Distributions to shareholders from net investment income	(21,201)
Distributions to shareholders from net realized gain	(2,896)
Total distributions	(24,097)
Share transactions - net increase (decrease)	1,512,903
Total increase (decrease) in net assets	1,425,390

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $575)	$ 1,425,390

Financial Highlights - Class A

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	1.063
Net realized and unrealized gain (loss)	(2.884)
Total from investment operations	(1.821)
Distributions from net investment income	(1.039)
Distributions from net realized gain	(.170)
Total distributions	(1.209)
Net asset value, end of period	$ 46.97
Total Return B, C, D	(3.77)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	2.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 286
Portfolio turnover rate	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.966
Net realized and unrealized gain (loss)	(2.901)
Total from investment operations	(1.937)
Distributions from net investment income	(.923)
Distributions from net realized gain	(.170)
Total distributions	(1.093)
Net asset value, end of period	$ 46.97
Total Return B, C, D	(3.99)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	2.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 96
Portfolio turnover rate	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.728
Net realized and unrealized gain (loss)	(2.903)
Total from investment operations	(2.175)
Distributions from net investment income	(.725)
Distributions from net realized gain	(.170)
Total distributions	(.895)
Net asset value, end of period	$ 46.93
Total Return B, C, D	(4.45)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	1.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 233
Portfolio turnover rate	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2024

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.166
Net realized and unrealized gain (loss)	(2.868)
Total from investment operations	(1.702)
Distributions from net investment income	(1.148)
Distributions from net realized gain	(.170)
Total distributions	(1.318)
Net asset value, end of period	$ 46.98
Total Return B, C	(3.53)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	2.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 714
Portfolio turnover rate	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.194
Net realized and unrealized gain (loss)	(2.896)
Total from investment operations	(1.702)
Distributions from net investment income	(1.148)
Distributions from net realized gain	(.170)
Total distributions	(1.318)
Net asset value, end of period	$ 46.98
Total Return B, C	(3.53)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	2.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 97
Portfolio turnover rate	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2026 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	6.5	6.6
Fidelity Advisor Mid Cap II Fund Institutional Class	5.5	5.2
Fidelity Broad Market Opportunities Fund	8.7	8.6
Fidelity Disciplined Equity Fund	5.5	5.5
Fidelity Equity-Income Fund	5.4	5.4
Fidelity Large Cap Core Enhanced Index Fund	8.8	8.8
Fidelity Small Cap Opportunities Fund	3.6	3.3
	44.0	43.4
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	7.3	7.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.4	2.4
Fidelity Strategic Income Fund	2.5	2.5
	4.9	4.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.0	6.2
Fidelity Strategic Real Return Fund	6.0	6.1
Fidelity Total Bond Fund	18.0	18.2
	30.0	30.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	7.0	6.8
Fidelity Short-Term Bond Fund	6.8	7.0
	13.8	13.8
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	44.0%
International Equity Funds	7.3%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	30.0%
Short-Term Funds	13.8%

Six months ago
Domestic Equity Funds	43.4%
International Equity Funds	7.4%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	30.5%
Short-Term Funds	13.8%

Expected
Domestic Equity Funds	44.3%
International Equity Funds	7.2%
High Yield Fixed-Income Funds	4.7%
Investment Grade Fixed-Income Funds	29.6%
Short-Term Funds	14.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2008. The current allocation is based on the fund's holdings as of July 31, 2008. The expected allocation represents the fund's anticipated allocation at January 31, 2009.

Annual Report

Fidelity Income Replacement 2026 Fund

Investments July 31, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 51.3%
	Shares	Value
Domestic Equity Funds - 44.0%
Fidelity 100 Index Fund	11,402	$ 104,219
Fidelity Advisor Mid Cap II Fund Institutional Class	5,555	87,048
Fidelity Broad Market Opportunities Fund	15,575	138,773
Fidelity Disciplined Equity Fund	3,435	87,354
Fidelity Equity-Income Fund	1,886	85,165
Fidelity Large Cap Core Enhanced Index Fund	15,853	140,775
Fidelity Small Cap Opportunities Fund	7,090	56,511
TOTAL DOMESTIC EQUITY FUNDS		699,845
International Equity Funds - 7.3%
Fidelity Advisor International Discovery Fund Institutional Class	3,196	116,382
TOTAL EQUITY FUNDS (Cost $911,251)		816,227
Fixed-Income Funds - 34.9%

High Yield Fixed-Income Funds - 4.9%
Fidelity Capital & Income Fund	4,837	39,133
Fidelity Strategic Income Fund	3,884	39,496
TOTAL HIGH YIELD FIXED-INCOME FUNDS		78,629
Investment Grade Fixed-Income Funds - 30.0%
Fidelity Government Income Fund	9,233	95,839
Fidelity Strategic Real Return Fund	9,456	95,600
Fidelity Total Bond Fund	28,418	285,882
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		477,321
TOTAL FIXED-INCOME FUNDS (Cost $564,638)		555,950
Short-Term Funds - 13.8%

Fidelity Institutional Money Market Portfolio Institutional Class	110,748	110,748
Fidelity Short-Term Bond Fund	13,100	108,992
TOTAL SHORT-TERM FUNDS (Cost $223,127)		219,740
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,699,016)		$ 1,591,917

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2026 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2008

Assets
Investment in securities, at value (cost $1,699,016) - See accompanying schedule		$ 1,591,917
Cash		72
Receivable for investments sold		2,237
Receivable for fund shares sold		25,000
Total assets		1,619,226

Liabilities
Payable for investments purchased	$ 24,839
Payable for fund shares redeemed	2,396
Distribution fees payable	473
Total liabilities		27,708

Net Assets		$ 1,591,518
Net Assets consist of:
Paid in capital		$ 1,687,356
Undistributed net investment income		600
Accumulated undistributed net realized gain (loss) on investments		10,661
Net unrealized appreciation (depreciation) on investments		(107,099)
Net Assets		$ 1,591,518

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($131,320 ÷ 2,808.1 shares)		$ 46.76

Maximum offering price per share (100/94.25 of $46.76)		$ 49.61
Class T: Net Asset Value and redemption price per share ($95,642 ÷ 2,045.2 shares)		$ 46.76

Maximum offering price per share (100/96.50 of $46.76)		$ 48.46

Class C: Net Asset Value and offering price per share ($485,056 ÷ 10,382.5 shares)A		$ 46.72

Income Replacement 2026: Net Asset Value, offering price and redemption price per share ($783,414 ÷ 16,750.4 shares)		$ 46.77

Institutional Class: Net Asset Value, offering price and redemption price per share ($96,086 ÷ 2,054.4 shares)		$ 46.77

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period August 30, 2007 (commencement of operations) to July 31, 2008

Investment Income
Income distributions from underlying funds		$ 26,580
Interest		111
Total income		26,691

Expenses
Distribution fees	$ 4,039
Independent trustees' compensation	4
Total expenses before reductions	4,043
Expense reductions	(4)	4,039
Net investment income (loss)		22,652
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(2,963)
Capital gain distributions from underlying funds	17,330	14,367
Change in net unrealized appreciation (depreciation) on underlying funds		(107,099)
Net gain (loss)		(92,732)
Net increase (decrease) in net assets resulting from operations		$ (70,080)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2026 Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 22,652
Net realized gain (loss)	14,367
Change in net unrealized appreciation (depreciation)	(107,099)
Net increase (decrease) in net assets resulting from operations	(70,080)
Distributions to shareholders from net investment income	(22,051)
Distributions to shareholders from net realized gain	(3,706)
Total distributions	(25,757)
Share transactions - net increase (decrease)	1,687,355
Total increase (decrease) in net assets	1,591,518

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $600)	$ 1,591,518

Financial Highlights - Class A

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	1.076
Net realized and unrealized gain (loss)	(3.105)
Total from investment operations	(2.029)
Distributions from net investment income	(1.031)
Distributions from net realized gain	(.180)
Total distributions	(1.211)
Net asset value, end of period	$ 46.76
Total Return B, C, D	(4.19)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	2.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 131
Portfolio turnover rate	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.966
Net realized and unrealized gain (loss)	(3.110)
Total from investment operations	(2.144)
Distributions from net investment income	(.916)
Distributions from net realized gain	(.180)
Total distributions	(1.096)
Net asset value, end of period	$ 46.76
Total Return B, C, D	(4.41)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	2.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 96
Portfolio turnover rate	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.723
Net realized and unrealized gain (loss)	(3.090)
Total from investment operations	(2.367)
Distributions from net investment income	(.733)
Distributions from net realized gain	(.180)
Total distributions	(.913)
Net asset value, end of period	$ 46.72
Total Return B, C, D	(4.85)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	1.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 485
Portfolio turnover rate	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2026

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.168
Net realized and unrealized gain (loss)	(3.079)
Total from investment operations	(1.911)
Distributions from net investment income	(1.139)
Distributions from net realized gain	(.180)
Total distributions	(1.319)
Net asset value, end of period	$ 46.77
Total Return B, C	(3.96)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	2.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 783
Portfolio turnover rate	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.196
Net realized and unrealized gain (loss)	(3.107)
Total from investment operations	(1.911)
Distributions from net investment income	(1.139)
Distributions from net realized gain	(.180)
Total distributions	(1.319)
Net asset value, end of period	$ 46.77
Total Return B, C	(3.96)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	2.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 96
Portfolio turnover rate	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2028 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	6.7	6.8
Fidelity Advisor Mid Cap II Fund Institutional Class	5.6	5.4
Fidelity Broad Market Opportunities Fund	8.8	8.9
Fidelity Disciplined Equity Fund	5.6	5.6
Fidelity Equity-Income Fund	5.4	5.6
Fidelity Large Cap Core Enhanced Index Fund	9.0	9.0
Fidelity Small Cap Opportunities Fund	3.7	3.6
	44.8	44.9
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	8.0	8.1
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.6	2.6
Fidelity Strategic Income Fund	2.6	2.6
	5.2	5.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.8	5.8
Fidelity Strategic Real Return Fund	5.8	5.8
Fidelity Total Bond Fund	17.3	17.4
	28.9	29.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.6	6.5
Fidelity Short-Term Bond Fund	6.5	6.3
	13.1	12.8
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	44.8%
International Equity Funds	8.0%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	28.9%
Short-Term Funds	13.1%

Six months ago
Domestic Equity Funds	44.9%
International Equity Funds	8.1%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	29.0%
Short-Term Funds	12.8%

Expected
Domestic Equity Funds	45.2%
International Equity Funds	8.0%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	28.5%
Short-Term Funds	13.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2008. The current allocation is based on the fund's holdings as of July 31, 2008. The expected allocation represents the fund's anticipated allocation at January 31, 2009.

Annual Report

Fidelity Income Replacement 2028 Fund

Investments July 31, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 52.8%
	Shares	Value
Domestic Equity Funds - 44.8%
Fidelity 100 Index Fund	53,493	$ 488,923
Fidelity Advisor Mid Cap II Fund Institutional Class	25,935	406,404
Fidelity Broad Market Opportunities Fund	72,248	643,732
Fidelity Disciplined Equity Fund	15,991	406,662
Fidelity Equity-Income Fund	8,792	397,034
Fidelity Large Cap Core Enhanced Index Fund	73,653	654,041
Fidelity Small Cap Opportunities Fund	33,596	267,757
TOTAL DOMESTIC EQUITY FUNDS		3,264,553
International Equity Funds - 8.0%
Fidelity Advisor International Discovery Fund Institutional Class	16,052	584,466
TOTAL EQUITY FUNDS (Cost $4,200,490)		3,849,019
Fixed-Income Funds - 34.1%

High Yield Fixed-Income Funds - 5.2%
Fidelity Capital & Income Fund	23,553	190,548
Fidelity Strategic Income Fund	18,962	192,841
TOTAL HIGH YIELD FIXED-INCOME FUNDS		383,389
Investment Grade Fixed-Income Funds - 28.9%
Fidelity Government Income Fund	40,782	423,315
Fidelity Strategic Real Return Fund	41,564	420,209
Fidelity Total Bond Fund	125,459	1,262,117
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,105,641
TOTAL FIXED-INCOME FUNDS (Cost $2,535,313)		2,489,030
Short-Term Funds - 13.1%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class	481,175	$ 481,175
Fidelity Short-Term Bond Fund	56,698	471,731
TOTAL SHORT-TERM FUNDS (Cost $963,481)		952,906
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $7,699,284)		$ 7,290,955
Income Tax Information
At July 31, 2008, the fund had a capital loss carryforward of approximately $30 all of which will expire on July 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2028 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2008

Assets
Investment in securities, at value (cost $7,699,284) - See accompanying schedule		$ 7,290,955
Cash		73
Receivable for investments sold		3
Receivable for fund shares sold		10,000
Total assets		7,301,031

Liabilities
Payable for investments purchased	$ 10,003
Distribution fees payable	455
Total liabilities		10,458

Net Assets		$ 7,290,573
Net Assets consist of:
Paid in capital		$ 7,701,790
Undistributed net investment income		3,156
Accumulated undistributed net realized gain (loss) on investments		(6,044)
Net unrealized appreciation (depreciation) on investments		(408,329)
Net Assets		$ 7,290,573

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($371,026 ÷ 7,926.2 shares)		$ 46.81

Maximum offering price per share (100/94.25 of $46.81)		$ 49.67
Class T: Net Asset Value and redemption price per share ($605,703 ÷ 12,942.4 shares)		$ 46.80

Maximum offering price per share (100/96.50 of $46.80)		$ 48.50

Class C: Net Asset Value and offering price per share ($150,288 ÷ 3,212.0 shares)A		$ 46.79

Income Replacement 2028: Net Asset Value, offering price and redemption price per share ($6,067,645 ÷ 129,598.0 shares)		$ 46.82

Institutional Class: Net Asset Value, offering price and redemption price per share ($95,911 ÷ 2,048.5 shares)		$ 46.82

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period August 30, 2007 (commencement of operations) to July 31, 2008

Investment Income
Income distributions from underlying funds		$ 83,927
Interest		120
Total income		84,047

Expenses
Distribution fees	$ 2,476
Independent trustees' compensation	13
Total expenses before reductions	2,489
Expense reductions	(13)	2,476
Net investment income (loss)		81,571
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(36,623)
Capital gain distributions from underlying funds	39,184	2,561
Change in net unrealized appreciation (depreciation) on underlying funds		(408,329)
Net gain (loss)		(405,768)
Net increase (decrease) in net assets resulting from operations		$ (324,197)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2028 Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 81,571
Net realized gain (loss)	2,561
Change in net unrealized appreciation (depreciation)	(408,329)
Net increase (decrease) in net assets resulting from operations	(324,197)
Distributions to shareholders from net investment income	(78,416)
Distributions to shareholders from net realized gain	(8,604)
Total distributions	(87,020)
Share transactions - net increase (decrease)	7,701,790
Total increase (decrease) in net assets	7,290,573

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $3,156)	$ 7,290,573

Financial Highlights - Class A

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.966
Net realized and unrealized gain (loss)	(3.085)
Total from investment operations	(2.119)
Distributions from net investment income	(.911)
Distributions from net realized gain	(.160)
Total distributions	(1.071)
Net asset value, end of period	$ 46.81
Total Return B, C, D	(4.36)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	2.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 371
Portfolio turnover rate	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.847
Net realized and unrealized gain (loss)	(3.079)
Total from investment operations	(2.232)
Distributions from net investment income	(.808)
Distributions from net realized gain	(.160)
Total distributions	(.968)
Net asset value, end of period	$ 46.80
Total Return B, C, D	(4.57)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 606
Portfolio turnover rate	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.639
Net realized and unrealized gain (loss)	(3.104)
Total from investment operations	(2.465)
Distributions from net investment income	(.585)
Distributions from net realized gain	(.160)
Total distributions	(.745)
Net asset value, end of period	$ 46.79
Total Return B, C, D	(5.02)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	1.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 150
Portfolio turnover rate	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2028

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.067
Net realized and unrealized gain (loss)	(3.072)
Total from investment operations	(2.005)
Distributions from net investment income	(1.015)
Distributions from net realized gain	(.160)
Total distributions	(1.175)
Net asset value, end of period	$ 46.82
Total Return B, C	(4.14)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,068
Portfolio turnover rate	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.101
Net realized and unrealized gain (loss)	(3.106)
Total from investment operations	(2.005)
Distributions from net investment income	(1.015)
Distributions from net realized gain	(.160)
Total distributions	(1.175)
Net asset value, end of period	$ 46.82
Total Return B, C	(4.14)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 96
Portfolio turnover rate	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2030 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	6.8	6.8
Fidelity Advisor Mid Cap II Fund Institutional Class	5.6	5.4
Fidelity Broad Market Opportunities Fund	9.0	8.9
Fidelity Disciplined Equity Fund	5.7	5.7
Fidelity Equity-Income Fund	5.5	5.5
Fidelity Large Cap Core Enhanced Index Fund	9.1	9.1
Fidelity Small Cap Opportunities Fund	3.7	3.4
	45.4	44.8
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	8.9	9.1
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.7	2.7
Fidelity Strategic Income Fund	2.8	2.8
	5.5	5.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.8	5.9
Fidelity Strategic Real Return Fund	5.7	5.8
Fidelity Total Bond Fund	17.1	17.4
	28.6	29.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	5.8	5.6
Fidelity Short-Term Bond Fund	5.8	5.9
	11.6	11.5
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	45.4%
International Equity Funds	8.9%
High Yield Fixed-Income Funds	5.5%
Investment Grade Fixed-Income Funds	28.6%
Short-Term Funds	11.6%

Six months ago
Domestic Equity Funds	44.8%
International Equity Funds	9.1%
High Yield Fixed-Income Funds	5.5%
Investment Grade Fixed-Income Funds	29.1%
Short-Term Funds	11.5%

Expected
Domestic Equity Funds	46.0%
International Equity Funds	8.8%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	27.9%
Short-Term Funds	12.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2008. The current allocation is based on the fund's holdings as of July 31, 2008. The expected allocation represents the fund's anticipated allocation at January 31, 2009.

Annual Report

Fidelity Income Replacement 2030 Fund

Investments July 31, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 54.3%
	Shares	Value
Domestic Equity Funds - 45.4%
Fidelity 100 Index Fund	9,165	$ 83,768
Fidelity Advisor Mid Cap II Fund Institutional Class	4,472	70,069
Fidelity Broad Market Opportunities Fund	12,491	111,297
Fidelity Disciplined Equity Fund	2,768	70,387
Fidelity Equity-Income Fund	1,501	67,802
Fidelity Large Cap Core Enhanced Index Fund	12,707	112,837
Fidelity Small Cap Opportunities Fund	5,704	45,464
TOTAL DOMESTIC EQUITY FUNDS		561,624
International Equity Funds - 8.9%
Fidelity Advisor International Discovery Fund Institutional Class	3,008	109,519
TOTAL EQUITY FUNDS (Cost $745,041)		671,143
Fixed-Income Funds - 34.1%

High Yield Fixed-Income Funds - 5.5%
Fidelity Capital & Income Fund	4,171	33,743
Fidelity Strategic Income Fund	3,367	34,241
TOTAL HIGH YIELD FIXED-INCOME FUNDS		67,984
Investment Grade Fixed-Income Funds - 28.6%
Fidelity Government Income Fund	6,841	71,005
Fidelity Strategic Real Return Fund	6,981	70,576
Fidelity Total Bond Fund	21,067	211,932
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		353,513
TOTAL FIXED-INCOME FUNDS (Cost $427,738)		421,497
Short-Term Funds - 11.6%

Fidelity Institutional Money Market Portfolio Institutional Class	72,243	72,243
Fidelity Short-Term Bond Fund	8,646	71,934
TOTAL SHORT-TERM FUNDS (Cost $145,873)		144,177
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,318,652)		$ 1,236,817

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2030 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2008

Assets
Investment in securities, at value (cost $1,318,652) - See accompanying schedule	$ 1,236,817
Cash	72
Total assets	1,236,889

Liabilities
Distribution fees payable	309

Net Assets	$ 1,236,580
Net Assets consist of:
Paid in capital	$ 1,309,254
Undistributed net investment income	545
Accumulated undistributed net realized gain (loss) on investments	8,616
Net unrealized appreciation (depreciation) on investments	(81,835)
Net Assets	$ 1,236,580

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($95,499 ÷ 2,048.9 shares)	$ 46.61

Maximum offering price per share (100/94.25 of $46.61)	$ 49.45
Class T: Net Asset Value and redemption price per share ($95,280 ÷ 2,044.2 shares)	$ 46.61

Maximum offering price per share (100/96.50 of $46.61)	$ 48.30

Class C: Net Asset Value and offering price per share ($296,848 ÷ 6,372.9 shares)A	$ 46.58

Income Replacement 2030: Net Asset Value, offering price and redemption price per share ($653,232 ÷ 14,014.4 shares)	$ 46.61

Institutional Class: Net Asset Value, offering price and redemption price per share ($95,721 ÷ 2,053.5 shares)	$ 46.61

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period August 30, 2007 (commencement of operations) to July 31, 2008

Investment Income
Income distributions from underlying funds		$ 17,539
Interest		112
Total income		17,651

Expenses
Distribution fees	$ 2,803
Independent trustees' compensation	2
Total expenses before reductions	2,805
Expense reductions	(2)	2,803
Net investment income (loss)		14,848
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(555)
Capital gain distributions from underlying funds	11,821	11,266
Change in net unrealized appreciation (depreciation) on underlying funds		(81,835)
Net gain (loss)		(70,569)
Net increase (decrease) in net assets resulting from operations		$ (55,721)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2030 Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,848
Net realized gain (loss)	11,266
Change in net unrealized appreciation (depreciation)	(81,835)
Net increase (decrease) in net assets resulting from operations	(55,721)
Distributions to shareholders from net investment income	(14,428)
Distributions to shareholders from net realized gain	(2,528)
Total distributions	(16,956)
Share transactions - net increase (decrease)	1,309,257
Total increase (decrease) in net assets	1,236,580

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $545)	$ 1,236,580

Financial Highlights - Class A

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	1.034
Net realized and unrealized gain (loss)	(3.239)
Total from investment operations	(2.205)
Distributions from net investment income	(.995)
Distributions from net realized gain	(.190)
Total distributions	(1.185)
Net asset value, end of period	$ 46.61
Total Return B, C, D	(4.55)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	2.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95
Portfolio turnover rate	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.920
Net realized and unrealized gain (loss)	(3.234)
Total from investment operations	(2.314)
Distributions from net investment income	(.886)
Distributions from net realized gain	(.190)
Total distributions	(1.076)
Net asset value, end of period	$ 46.61
Total Return B, C, D	(4.76)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	2.01% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95
Portfolio turnover rate	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.682
Net realized and unrealized gain (loss)	(3.227)
Total from investment operations	(2.545)
Distributions from net investment income	(.685)
Distributions from net realized gain	(.190)
Total distributions	(.875)
Net asset value, end of period	$ 46.58
Total Return B, C, D	(5.21)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	1.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 297
Portfolio turnover rate	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2030

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.117
Net realized and unrealized gain (loss)	(3.209)
Total from investment operations	(2.092)
Distributions from net investment income	(1.108)
Distributions from net realized gain	(.190)
Total distributions	(1.298)
Net asset value, end of period	$ 46.61
Total Return B, C	(4.33)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 653
Portfolio turnover rate	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.149
Net realized and unrealized gain (loss)	(3.241)
Total from investment operations	(2.092)
Distributions from net investment income	(1.108)
Distributions from net realized gain	(.190)
Total distributions	(1.298)
Net asset value, end of period	$ 46.61
Total Return B, C	(4.33)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 96
Portfolio turnover rate	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2032 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	6.9	6.9
Fidelity Advisor Mid Cap II Fund Institutional Class	5.8	5.5
Fidelity Broad Market Opportunities Fund	9.1	9.1
Fidelity Disciplined Equity Fund	5.8	5.8
Fidelity Equity-Income Fund	5.6	5.7
Fidelity Large Cap Core Enhanced Index Fund	9.3	9.2
Fidelity Small Cap Opportunities Fund	3.7	3.5
	46.2	45.7
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	9.6	9.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.9	2.8
Fidelity Strategic Income Fund	2.9	3.0
	5.8	5.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.6	5.8
Fidelity Strategic Real Return Fund	5.6	5.7
Fidelity Total Bond Fund	16.7	16.9
	27.9	28.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	5.3	5.1
Fidelity Short-Term Bond Fund	5.2	5.3
	10.5	10.4
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	46.2%
International Equity Funds	9.6%
High Yield Fixed-Income Funds	5.8%
Investment Grade Fixed-Income Funds	27.9%
Short-Term Funds	10.5%

Six months ago
Domestic Equity Funds	45.7%
International Equity Funds	9.7%
High Yield Fixed-Income Funds	5.8%
Investment Grade Fixed-Income Funds	28.4%
Short-Term Funds	10.4%

Expected
Domestic Equity Funds	46.9%
International Equity Funds	9.6%
High Yield Fixed-Income Funds	5.5%
Investment Grade Fixed-Income Funds	27.5%
Short-Term Funds	10.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2008. The current allocation is based on the fund's holdings as of July 31, 2008. The expected allocation represents the fund's anticipated allocation at January 31, 2009.

Annual Report

Fidelity Income Replacement 2032 Fund

Investments July 31, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 55.8%
	Shares	Value
Domestic Equity Funds - 46.2%
Fidelity 100 Index Fund	10,662	$ 97,453
Fidelity Advisor Mid Cap II Fund Institutional Class	5,230	81,956
Fidelity Broad Market Opportunities Fund	14,552	129,659
Fidelity Disciplined Equity Fund	3,219	81,858
Fidelity Equity-Income Fund	1,757	79,364
Fidelity Large Cap Core Enhanced Index Fund	14,841	131,790
Fidelity Small Cap Opportunities Fund	6,635	52,879
TOTAL DOMESTIC EQUITY FUNDS		654,959
International Equity Funds - 9.6%
Fidelity Advisor International Discovery Fund Institutional Class	3,742	136,239
TOTAL EQUITY FUNDS (Cost $914,977)		791,198
Fixed-Income Funds - 33.7%

High Yield Fixed-Income Funds - 5.8%
Fidelity Capital & Income Fund	5,026	40,662
Fidelity Strategic Income Fund	4,050	41,189
TOTAL HIGH YIELD FIXED-INCOME FUNDS		81,851
Investment Grade Fixed-Income Funds - 27.9%
Fidelity Government Income Fund	7,713	80,060
Fidelity Strategic Real Return Fund	7,908	79,952
Fidelity Total Bond Fund	23,486	236,268
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		396,280
TOTAL FIXED-INCOME FUNDS (Cost $486,692)		478,131
Short-Term Funds - 10.5%

Fidelity Institutional Money Market Portfolio Institutional Class	75,042	75,042
Fidelity Short-Term Bond Fund	8,902	74,067
TOTAL SHORT-TERM FUNDS (Cost $151,644)		149,109
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,553,313)		$ 1,418,438

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2032 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2008

Assets
Investment in securities, at value (cost $1,553,313) - See accompanying schedule	$ 1,418,438
Cash	72
Other receivables	102
Total assets	1,418,612

Liabilities
Distribution fees payable	202

Net Assets	$ 1,418,410
Net Assets consist of:
Paid in capital	$ 1,540,219
Undistributed net investment income	555
Accumulated undistributed net realized gain (loss) on investments	12,511
Net unrealized appreciation (depreciation) on investments	(134,875)
Net Assets	$ 1,418,410

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($402,042 ÷ 8,643.0 shares)	$ 46.52

Maximum offering price per share (100/94.25 of $46.52)	$ 49.36
Class T: Net Asset Value and redemption price per share ($95,075 ÷ 2,043.7 shares)	$ 46.52

Maximum offering price per share (100/96.50 of $46.52)	$ 48.20

Class C: Net Asset Value and offering price per share ($94,634 ÷ 2,034.6 shares)A	$ 46.51

Income Replacement 2032: Net Asset Value, offering price and redemption price per share ($731,141 ÷ 15,713.9 shares)	$ 46.53

Institutional Class: Net Asset Value, offering price and redemption price per share ($95,518 ÷ 2,052.9 shares)	$ 46.53

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period August 30, 2007 (commencement of operations) to July 31, 2008

Investment Income
Income distributions from underlying funds		$ 25,916
Interest		114
Total income		26,030

Expenses
Distribution fees	$ 2,106
Independent trustees' compensation	4
Total expenses before reductions	2,110
Expense reductions	(4)	2,106
Net investment income (loss)		23,924
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(3,706)
Capital gain distributions from underlying funds	20,637	16,931
Change in net unrealized appreciation (depreciation) on underlying funds		(134,875)
Net gain (loss)		(117,944)
Net increase (decrease) in net assets resulting from operations		$ (94,020)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2032 Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 23,924
Net realized gain (loss)	16,931
Change in net unrealized appreciation (depreciation)	(134,875)
Net increase (decrease) in net assets resulting from operations	(94,020)
Distributions to shareholders from net investment income	(23,370)
Distributions to shareholders from net realized gain	(4,420)
Total distributions	(27,790)
Share transactions - net increase (decrease)	1,540,220
Total increase (decrease) in net assets	1,418,410

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $555)	$ 1,418,410

Financial Highlights - Class A

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	1.019
Net realized and unrealized gain (loss)	(3.322)
Total from investment operations	(2.303)
Distributions from net investment income	(.987)
Distributions from net realized gain	(.190)
Total distributions	(1.177)
Net asset value, end of period	$ 46.52
Total Return B, C, D	(4.75)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	2.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 402
Portfolio turnover rate	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.918
Net realized and unrealized gain (loss)	(3.339)
Total from investment operations	(2.421)
Distributions from net investment income	(.869)
Distributions from net realized gain	(.190)
Total distributions	(1.059)
Net asset value, end of period	$ 46.52
Total Return B, C, D	(4.98)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	2.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95
Portfolio turnover rate	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.690
Net realized and unrealized gain (loss)	(3.342)
Total from investment operations	(2.652)
Distributions from net investment income	(.648)
Distributions from net realized gain	(.190)
Total distributions	(.838)
Net asset value, end of period	$ 46.51
Total Return B, C, D	(5.42)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	1.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95
Portfolio turnover rate	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2032

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.122
Net realized and unrealized gain (loss)	(3.310)
Total from investment operations	(2.188)
Distributions from net investment income	(1.092)
Distributions from net realized gain	(.190)
Total distributions	(1.282)
Net asset value, end of period	$ 46.53
Total Return B, C	(4.53)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 731
Portfolio turnover rate	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.147
Net realized and unrealized gain (loss)	(3.335)
Total from investment operations	(2.188)
Distributions from net investment income	(1.092)
Distributions from net realized gain	(.190)
Total distributions	(1.282)
Net asset value, end of period	$ 46.53
Total Return B, C	(4.53)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 96
Portfolio turnover rate	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2034 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	7.0	7.1
Fidelity Advisor Mid Cap II Fund Institutional Class	6.0	5.7
Fidelity Broad Market Opportunities Fund	9.4	9.4
Fidelity Disciplined Equity Fund	5.9	6.0
Fidelity Equity-Income Fund	5.7	5.8
Fidelity Large Cap Core Enhanced Index Fund	9.5	9.5
Fidelity Small Cap Opportunities Fund	3.8	3.6
	47.3	47.1
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	10.7	10.9
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.0	3.0
Fidelity Strategic Income Fund	3.1	3.1
	6.1	6.1
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.5	5.6
Fidelity Strategic Real Return Fund	5.6	5.6
Fidelity Total Bond Fund	16.3	16.5
	27.4	27.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	4.2	3.9
Fidelity Short-Term Bond Fund	4.3	4.3
	8.5	8.2
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	47.3%
International Equity Funds	10.7%
High Yield Fixed-Income Funds	6.1%
Investment Grade Fixed-Income Funds	27.4%
Short-Term Funds	8.5%

Six months ago
Domestic Equity Funds	47.1%
International Equity Funds	10.9%
High Yield Fixed-Income Funds	6.1%
Investment Grade Fixed-Income Funds	27.7%
Short-Term Funds	8.2%

Expected
Domestic Equity Funds	47.8%
International Equity Funds	10.5%
High Yield Fixed-Income Funds	5.7%
Investment Grade Fixed-Income Funds	26.7%
Short-Term Funds	9.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2008. The current allocation is based on the fund's holdings as of July 31, 2008. The expected allocation represents the fund's anticipated allocation at January 31, 2009.

Annual Report

Fidelity Income Replacement 2034 Fund

Investments July 31, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 58.0%
	Shares	Value
Domestic Equity Funds - 47.3%
Fidelity 100 Index Fund	7,485	$ 68,410
Fidelity Advisor Mid Cap II Fund Institutional Class	3,704	58,048
Fidelity Broad Market Opportunities Fund	10,272	91,522
Fidelity Disciplined Equity Fund	2,276	57,879
Fidelity Equity-Income Fund	1,225	55,335
Fidelity Large Cap Core Enhanced Index Fund	10,453	92,823
Fidelity Small Cap Opportunities Fund	4,681	37,304
TOTAL DOMESTIC EQUITY FUNDS		461,321
International Equity Funds - 10.7%
Fidelity Advisor International Discovery Fund Institutional Class	2,847	103,661
TOTAL EQUITY FUNDS (Cost $634,539)		564,982
Fixed-Income Funds - 33.5%

High Yield Fixed-Income Funds - 6.1%
Fidelity Capital & Income Fund	3,681	29,782
Fidelity Strategic Income Fund	2,939	29,889
TOTAL HIGH YIELD FIXED-INCOME FUNDS		59,671
Investment Grade Fixed-Income Funds - 27.4%
Fidelity Government Income Fund	5,172	53,689
Fidelity Strategic Real Return Fund	5,344	54,032
Fidelity Total Bond Fund	15,805	158,999
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		266,720
TOTAL FIXED-INCOME FUNDS (Cost $331,878)		326,391
Short-Term Funds - 8.5%

Fidelity Institutional Money Market Portfolio Institutional Class	41,521	41,521
Fidelity Short-Term Bond Fund	5,018	41,749
TOTAL SHORT-TERM FUNDS (Cost $84,579)		83,270
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,050,996)		$ 974,643

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2034 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2008

Assets
Investment in securities, at value (cost $1,050,996) - See accompanying schedule		$ 974,643
Cash		72
Total assets		974,715

Liabilities
Payable for investments purchased	$ 62
Distribution fees payable	147
Total liabilities		209

Net Assets		$ 974,506
Net Assets consist of:
Paid in capital		$ 1,041,054
Undistributed net investment income		367
Accumulated undistributed net realized gain (loss) on investments		9,438
Net unrealized appreciation (depreciation) on investments		(76,353)
Net Assets		$ 974,506

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($138,270 ÷ 2,980.0 shares)		$ 46.40

Maximum offering price per share (100/94.25 of $46.40)		$ 49.21
Class T: Net Asset Value and redemption price per share ($94,789 ÷ 2,043.0 shares)		$ 46.40

Maximum offering price per share (100/96.50 of $46.40)		$ 48.08

Class C: Net Asset Value and offering price per share ($94,355 ÷ 2,033.8 shares)A		$ 46.39

Income Replacement 2034: Net Asset Value, offering price and redemption price per share ($551,863 ÷ 11,893.1 shares)		$ 46.40

Institutional Class: Net Asset Value, offering price and redemption price per share ($95,229 ÷ 2,052.1 shares)		$ 46.41

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period August 30, 2007 (commencement of operations) to July 31, 2008

Investment Income
Income distributions from underlying funds		$ 17,494
Interest		114
Total income		17,608

Expenses
Distribution fees	$ 1,665
Independent trustees' compensation	2
Total expenses before reductions	1,667
Expense reductions	(2)	1,665
Net investment income (loss)		15,943
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,672)
Capital gain distributions from underlying funds	14,075	12,403
Change in net unrealized appreciation (depreciation) on underlying funds		(76,353)
Net gain (loss)		(63,950)
Net increase (decrease) in net assets resulting from operations		$ (48,007)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2034 Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,943
Net realized gain (loss)	12,403
Change in net unrealized appreciation (depreciation)	(76,353)
Net increase (decrease) in net assets resulting from operations	(48,007)
Distributions to shareholders from net investment income	(15,577)
Distributions to shareholders from net realized gain	(2,963)
Total distributions	(18,540)
Share transactions - net increase (decrease)	1,041,053
Total increase (decrease) in net assets	974,506

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $367)	$ 974,506

Financial Highlights - Class A

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.994
Net realized and unrealized gain (loss)	(3.438)
Total from investment operations	(2.444)
Distributions from net investment income	(.956)
Distributions from net realized gain	(.200)
Total distributions	(1.156)
Net asset value, end of period	$ 46.40
Total Return B, C, D	(5.04)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	2.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 138
Portfolio turnover rate	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the period shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.875
Net realized and unrealized gain (loss)	(3.431)
Total from investment operations	(2.556)
Distributions from net investment income	(.844)
Distributions from net realized gain	(.200)
Total distributions	(1.044)
Net asset value, end of period	$ 46.40
Total Return B, C, D	(5.25)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	1.94% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95
Portfolio turnover rate	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the period shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.658
Net realized and unrealized gain (loss)	(3.448)
Total from investment operations	(2.790)
Distributions from net investment income	(.620)
Distributions from net realized gain	(.200)
Total distributions	(.820)
Net asset value, end of period	$ 46.39
Total Return B, C, D	(5.70)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 94
Portfolio turnover rate	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the period shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2034

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.090
Net realized and unrealized gain (loss)	(3.425)
Total from investment operations	(2.335)
Distributions from net investment income	(1.065)
Distributions from net realized gain	(.200)
Total distributions	(1.265)
Net asset value, end of period	$ 46.40
Total Return B, C	(4.83)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	2.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 552
Portfolio turnover rate	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.114
Net realized and unrealized gain (loss)	(3.439)
Total from investment operations	(2.325)
Distributions from net investment income	(1.065)
Distributions from net realized gain	(.200)
Total distributions	(1.265)
Net asset value, end of period	$ 46.41
Total Return B, C	(4.81)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	2.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95
Portfolio turnover rate	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the period shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2036 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	7.2	7.3
Fidelity Advisor Mid Cap II Fund Institutional Class	6.1	5.8
Fidelity Broad Market Opportunities Fund	9.6	9.5
Fidelity Disciplined Equity Fund	6.1	6.0
Fidelity Equity-Income Fund	5.9	6.0
Fidelity Large Cap Core Enhanced Index Fund	9.7	9.6
Fidelity Small Cap Opportunities Fund	3.9	3.7
	48.5	47.9
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	11.6	11.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.2	3.2
Fidelity Strategic Income Fund	3.2	3.3
	6.4	6.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.5	5.7
Fidelity Strategic Real Return Fund	5.5	5.6
Fidelity Total Bond Fund	16.4	16.8
	27.4	28.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	3.1	2.8
Fidelity Short-Term Bond Fund	3.0	3.0
	6.1	5.8
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	48.5%
International Equity Funds	11.6%
High Yield Fixed-Income Funds	6.4%
Investment Grade Fixed-Income Funds	27.4%
Short-Term Funds	6.1%

Six months ago
Domestic Equity Funds	47.9%
International Equity Funds	11.7%
High Yield Fixed-Income Funds	6.5%
Investment Grade Fixed-Income Funds	28.1%
Short-Term Funds	5.8%

Expected
Domestic Equity Funds	49.0%
International Equity Funds	11.5%
High Yield Fixed-Income Funds	6.0%
Investment Grade Fixed-Income Funds	26.4%
Short-Term Funds	7.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2008. The current allocation is based on the fund's holdings as of July 31, 2008. The expected allocation represents the fund's anticipated allocation at January 31, 2009.

Annual Report

Fidelity Income Replacement 2036 Fund

Investments July 31, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 60.1%
	Shares	Value
Domestic Equity Funds - 48.5%
Fidelity 100 Index Fund	13,281	$ 121,389
Fidelity Advisor Mid Cap II Fund Institutional Class	6,504	101,918
Fidelity Broad Market Opportunities Fund	18,079	161,081
Fidelity Disciplined Equity Fund	4,003	101,787
Fidelity Equity-Income Fund	2,187	98,752
Fidelity Large Cap Core Enhanced Index Fund	18,453	163,859
Fidelity Small Cap Opportunities Fund	8,243	65,699
TOTAL DOMESTIC EQUITY FUNDS		814,485
International Equity Funds - 11.6%
Fidelity Advisor International Discovery Fund Institutional Class	5,327	193,971
TOTAL EQUITY FUNDS (Cost $1,143,190)		1,008,456
Fixed-Income Funds - 33.8%

High Yield Fixed-Income Funds - 6.4%
Fidelity Capital & Income Fund	6,650	53,799
Fidelity Strategic Income Fund	5,363	54,547
TOTAL HIGH YIELD FIXED-INCOME FUNDS		108,346
Investment Grade Fixed-Income Funds - 27.4%
Fidelity Government Income Fund	8,929	92,679
Fidelity Strategic Real Return Fund	9,125	92,250
Fidelity Total Bond Fund	27,313	274,767
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		459,696
TOTAL FIXED-INCOME FUNDS (Cost $577,023)		568,042
Short-Term Funds - 6.1%

Fidelity Institutional Money Market Portfolio Institutional Class	51,102	51,102
Fidelity Short-Term Bond Fund	6,101	50,762
TOTAL SHORT-TERM FUNDS (Cost $103,562)		101,864
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,823,775)		$ 1,678,362
Income Tax Information
At July 31, 2008, the fund had a capital loss carryforward of approximately $20 all of which will expire on July 31, 2016.
The fund intends to elect to defer to its fiscal year ending July 31, 2009 approximately $24,292 of losses recognized during the period November 1, 2007 to July 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2036 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2008

Assets
Investment in securities, at value (cost $1,823,775) - See accompanying schedule		$ 1,678,362
Cash		75
Total assets		1,678,437

Liabilities
Payable for investments purchased	$ 1
Distribution fees payable	259
Total liabilities		260

Net Assets		$ 1,678,177
Net Assets consist of:
Paid in capital		$ 1,846,905
Undistributed net investment income		605
Accumulated undistributed net realized gain (loss) on investments		(23,920)
Net unrealized appreciation (depreciation) on investments		(145,413)
Net Assets		$ 1,678,177

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($94,874 ÷ 2,044.8 shares)		$ 46.40

Maximum offering price per share (100/94.25 of $46.40)		$ 49.22
Class T: Net Asset Value and redemption price per share ($384,090 ÷ 8,280.0 shares)		$ 46.39

Maximum offering price per share (100/96.50 of $46.39)		$ 48.07

Class C: Net Asset Value and offering price per share ($94,221 ÷ 2,031.1 shares)A		$ 46.39

Income Replacement 2036: Net Asset Value, offering price and redemption price per share ($986,426 ÷ 21,257.7 shares)		$ 46.40

Institutional Class: Net Asset Value, offering price and redemption price per share ($118,566 ÷ 2,555.2 shares)		$ 46.40

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period August 30, 2007 (commencement of operations) to July 31, 2008

Investment Income
Income distributions from underlying funds		$ 29,590
Interest		75
Total income		29,665

Expenses
Distribution fees	$ 2,499
Independent trustees' compensation	5
Total expenses before reductions	2,504
Expense reductions	(5)	2,499
Net investment income (loss)		27,166
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(43,572)
Capital gain distributions from underlying funds	24,643	(18,929)
Change in net unrealized appreciation (depreciation) on underlying funds		(145,413)
Net gain (loss)		(164,342)
Net increase (decrease) in net assets resulting from operations		$ (137,176)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2036 Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 27,166
Net realized gain (loss)	(18,929)
Change in net unrealized appreciation (depreciation)	(145,413)
Net increase (decrease) in net assets resulting from operations	(137,176)
Distributions to shareholders from net investment income	(26,561)
Distributions to shareholders from net realized gain	(4,991)
Total distributions	(31,552)
Share transactions - net increase (decrease)	1,846,905
Total increase (decrease) in net assets	1,678,177

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $605)	$ 1,678,177

Financial Highlights - Class A

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.951
Net realized and unrealized gain (loss)	(3.464)
Total from investment operations	(2.513)
Distributions from net investment income	(.897)
Distributions from net realized gain	(.190)
Total distributions	(1.087)
Net asset value, end of period	$ 46.40
Total Return B, C, D	(5.17)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	2.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95
Portfolio turnover rate	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.823
Net realized and unrealized gain (loss)	(3.449)
Total from investment operations	(2.626)
Distributions from net investment income	(.794)
Distributions from net realized gain	(.190)
Total distributions	(.984)
Net asset value, end of period	$ 46.39
Total Return B, C, D	(5.39)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	1.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 384
Portfolio turnover rate	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.609
Net realized and unrealized gain (loss)	(3.465)
Total from investment operations	(2.856)
Distributions from net investment income	(.564)
Distributions from net realized gain	(.190)
Total distributions	(.754)
Net asset value, end of period	$ 46.39
Total Return B, C, D	(5.82)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	1.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 94
Portfolio turnover rate	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2036

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.043
Net realized and unrealized gain (loss)	(3.445)
Total from investment operations	(2.402)
Distributions from net investment income	(1.008)
Distributions from net realized gain	(.190)
Total distributions	(1.198)
Net asset value, end of period	$ 46.40
Total Return B, C	(4.96)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	2.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 986
Portfolio turnover rate	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.064
Net realized and unrealized gain (loss)	(3.466)
Total from investment operations	(2.402)
Distributions from net investment income	(1.008)
Distributions from net realized gain	(.190)
Total distributions	(1.198)
Net asset value, end of period	$ 46.40
Total Return B, C	(4.96)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	2.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 119
Portfolio turnover rate	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2038 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	7.5	7.6
Fidelity Advisor Mid Cap II Fund Institutional Class	6.2	6.0
Fidelity Broad Market Opportunities Fund	9.9	10.1
Fidelity Disciplined Equity Fund	6.3	6.3
Fidelity Equity-Income Fund	6.1	6.5
Fidelity Large Cap Core Enhanced Index Fund	10.1	10.2
Fidelity Small Cap Opportunities Fund	4.1	4.1
	50.2	50.8
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	12.2	12.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.4	3.3
Fidelity Strategic Income Fund	3.4	3.3
	6.8	6.6
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.4	5.3
Fidelity Strategic Real Return Fund	5.4	5.3
Fidelity Total Bond Fund	16.0	15.7
	26.8	26.3
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	2.0	2.0
Fidelity Short-Term Bond Fund	2.0	1.9
	4.0	3.9
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	50.2%
International Equity Funds	12.2%
High Yield Fixed-Income Funds	6.8%
Investment Grade Fixed-Income Funds	26.8%
Short-Term Funds	4.0%

Six months ago
Domestic Equity Funds	50.8%
International Equity Funds	12.4%
High Yield Fixed-Income Funds	6.6%
Investment Grade Fixed-Income Funds	26.3%
Short-Term Funds	3.9%

Expected
Domestic Equity Funds	50.4%
International Equity Funds	12.6%
High Yield Fixed-Income Funds	6.5%
Investment Grade Fixed-Income Funds	26.0%
Short-Term Funds	4.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2008. The current allocation is based on the fund's holdings as of July 31, 2008. The expected allocation represents the fund's anticipated allocation at January 31, 2009.

Annual Report

Fidelity Income Replacement 2038 Fund

Investments July 31, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 62.4%
	Shares	Value
Domestic Equity Funds - 50.2%
Fidelity 100 Index Fund	12,155	$ 111,093
Fidelity Advisor Mid Cap II Fund Institutional Class	5,931	92,946
Fidelity Broad Market Opportunities Fund	16,553	147,484
Fidelity Disciplined Equity Fund	3,657	93,002
Fidelity Equity-Income Fund	2,009	90,711
Fidelity Large Cap Core Enhanced Index Fund	16,858	149,696
Fidelity Small Cap Opportunities Fund	7,672	61,145
TOTAL DOMESTIC EQUITY FUNDS		746,077
International Equity Funds - 12.2%
Fidelity Advisor International Discovery Fund Institutional Class	5,000	182,036
TOTAL EQUITY FUNDS (Cost $1,014,447)		928,113
Fixed-Income Funds - 33.6%

High Yield Fixed-Income Funds - 6.8%
Fidelity Capital & Income Fund	6,195	50,118
Fidelity Strategic Income Fund	4,952	50,362
TOTAL HIGH YIELD FIXED-INCOME FUNDS		100,480
Investment Grade Fixed-Income Funds - 26.8%
Fidelity Government Income Fund	7,729	80,225
Fidelity Strategic Real Return Fund	7,917	80,042
Fidelity Total Bond Fund	23,725	238,674
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		398,941
TOTAL FIXED-INCOME FUNDS (Cost $509,679)		499,421
Short-Term Funds - 4.0%

Fidelity Institutional Money Market Portfolio Institutional Class	29,973	29,973
Fidelity Short-Term Bond Fund	3,540	29,452
TOTAL SHORT-TERM FUNDS (Cost $60,171)		59,425
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,584,297)		$ 1,486,959

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2038 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2008
Assets
Investment in securities, at value (cost $1,584,297) - See accompanying schedule	$ 1,486,959
Cash	39
Total assets	1,486,998

Liabilities
Distribution fees payable	131

Net Assets	$ 1,486,867
Net Assets consist of:
Paid in capital	$ 1,585,675
Undistributed net investment income	476
Accumulated undistributed net realized gain (loss) on investments	(1,946)
Net unrealized appreciation (depreciation) on investments	(97,338)
Net Assets	$ 1,486,867
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($91,287 ÷ 2,016.9 shares)	$ 45.26

Maximum offering price per share (100/94.25 of $45.26)	$ 48.02
Class T: Net Asset Value and redemption price per share ($91,153 ÷ 2,014.0 shares)	$ 45.26

Maximum offering price per share (100/96.50 of $45.26)	$ 46.90

Class C: Net Asset Value and offering price per share ($90,885 ÷ 2,008.8 shares)A	$ 45.24

Income Replacement 2038: Net Asset Value, offering price and redemption price per share ($1,122,121 ÷ 24,788.5 shares)	$ 45.27

Institutional Class: Net Asset Value, offering price and redemption price per share ($91,421 ÷ 2,019.7 shares)	$ 45.26

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period December 31, 2007 (commencement of operations) to July 31, 2008
Investment Income
Income distributions from underlying funds		$ 12,507
Interest		39
Total income		12,546

Expenses
Distribution fees	$ 973
Independent trustees' compensation	2
Total expenses before reductions	975
Expense reductions	(2)	973
Net investment income (loss)		11,573
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(3,522)
Capital gain distributions from underlying funds	1,576	(1,946)
Change in net unrealized appreciation (depreciation) on underlying funds		(97,338)
Net gain (loss)		(99,284)
Net increase (decrease) in net assets resulting from operations		$ (87,711)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2038 Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period December 31, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,573
Net realized gain (loss)	(1,946)
Change in net unrealized appreciation (depreciation)	(97,338)
Net increase (decrease) in net assets resulting from operations	(87,711)
Distributions to shareholders from net investment income	(11,097)
Share transactions - net increase (decrease)	1,585,675
Total increase (decrease) in net assets	1,486,867

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $476)	$ 1,486,867

Financial Highlights - Class A

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.442
Net realized and unrealized gain (loss)	(4.811)
Total from investment operations	(4.369)
Distributions from net investment income	(.371)
Net asset value, end of period	$ 45.26
Total Return B, C, D	(8.76)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	1.59% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 91
Portfolio turnover rate	13%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.373
Net realized and unrealized gain (loss)	(4.809)
Total from investment operations	(4.436)
Distributions from net investment income	(.304)
Net asset value, end of period	$ 45.26
Total Return B, C, D	(8.89)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	1.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 91
Portfolio turnover rate	13%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.233
Net realized and unrealized gain (loss)	(4.812)
Total from investment operations	(4.579)
Distributions from net investment income	(.181)
Net asset value, end of period	$ 45.24
Total Return B, C, D	(9.17)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 91
Portfolio turnover rate	13%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2038

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.502
Net realized and unrealized gain (loss)	(4.795)
Total from investment operations	(4.293)
Distributions from net investment income	(.437)
Net asset value, end of period	$ 45.27
Total Return B, C	(8.61)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,122
Portfolio turnover rate	13%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.511
Net realized and unrealized gain (loss)	(4.814)
Total from investment operations	(4.303)
Distributions from net investment income	(.437)
Net asset value, end of period	$ 45.26
Total Return B, C	(8.63)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 91
Portfolio turnover rate	13%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2040 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	7.6	7.7
Fidelity Advisor Mid Cap II Fund Institutional Class	6.3	6.0
Fidelity Broad Market Opportunities Fund	10.1	10.1
Fidelity Disciplined Equity Fund	6.3	6.3
Fidelity Equity-Income Fund	6.2	6.5
Fidelity Large Cap Core Enhanced Index Fund	10.2	10.1
Fidelity Small Cap Opportunities Fund	4.2	4.0
	50.9	50.7
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	12.4	12.3
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.5	3.5
Fidelity Strategic Income Fund	3.5	3.5
	7.0	7.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.4	5.5
Fidelity Strategic Real Return Fund	5.4	5.4
Fidelity Total Bond Fund	16.1	16.3
	26.9	27.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	1.4	1.4
Fidelity Short-Term Bond Fund	1.4	1.4
	2.8	2.8
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	50.9%
International Equity Funds	12.4%
High Yield Fixed-Income Funds	7.0%
Investment Grade Fixed-Income Funds	26.9%
Short-Term Funds	2.8%

Six months ago
Domestic Equity Funds	50.7%
International Equity Funds	12.3%
High Yield Fixed-Income Funds	7.0%
Investment Grade Fixed-Income Funds	27.2%
Short-Term Funds	2.8%

Expected
Domestic Equity Funds	51.3%
International Equity Funds	12.8%
High Yield Fixed-Income Funds	6.7%
Investment Grade Fixed-Income Funds	26.0%
Short-Term Funds	3.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2008. The current allocation is based on the fund's holdings as of July 31, 2008. The expected allocation represents the fund's anticipated allocation at January 31, 2009.

Annual Report

Fidelity Income Replacement 2040 Fund

Investments July 31, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 63.3%
	Shares	Value
Domestic Equity Funds - 50.9%
Fidelity 100 Index Fund	8,324	$ 76,083
Fidelity Advisor Mid Cap II Fund Institutional Class	4,056	63,552
Fidelity Broad Market Opportunities Fund	11,328	100,931
Fidelity Disciplined Equity Fund	2,497	63,486
Fidelity Equity-Income Fund	1,378	62,245
Fidelity Large Cap Core Enhanced Index Fund	11,543	102,505
Fidelity Small Cap Opportunities Fund	5,211	41,535
TOTAL DOMESTIC EQUITY FUNDS		510,337
International Equity Funds - 12.4%
Fidelity Advisor International Discovery Fund Institutional Class	3,419	124,493
TOTAL EQUITY FUNDS (Cost $703,741)		634,830
Fixed-Income Funds - 33.9%

High Yield Fixed-Income Funds - 7.0%
Fidelity Capital & Income Fund	4,342	35,127
Fidelity Strategic Income Fund	3,475	35,344
TOTAL HIGH YIELD FIXED-INCOME FUNDS		70,471
Investment Grade Fixed-Income Funds - 26.9%
Fidelity Government Income Fund	5,233	54,318
Fidelity Strategic Real Return Fund	5,368	54,269
Fidelity Total Bond Fund	16,049	161,459
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		270,046
TOTAL FIXED-INCOME FUNDS (Cost $347,881)		340,517
Short-Term Funds - 2.8%

Fidelity Institutional Money Market Portfolio Institutional Class	14,408	14,408
Fidelity Short-Term Bond Fund	1,693	14,083
TOTAL SHORT-TERM FUNDS (Cost $28,905)		28,491
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,080,527)		$ 1,003,838

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2040 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2008
Assets
Investment in securities, at value (cost $1,080,527) - See accompanying schedule	$ 1,003,838
Cash	39
Total assets	1,003,877

Liabilities
Distribution fees payable	148

Net Assets	$ 1,003,729
Net Assets consist of:
Paid in capital	$ 1,079,269
Undistributed net investment income	337
Accumulated undistributed net realized gain (loss) on investments	812
Net unrealized appreciation (depreciation) on investments	(76,689)
Net Assets	$ 1,003,729
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($91,278 ÷ 2,018.0 shares)	$ 45.23

Maximum offering price per share (100/94.25 of $45.23)	$ 47.99
Class T: Net Asset Value and redemption price per share ($132,490 ÷ 2,929.4 shares)	$ 45.23

Maximum offering price per share (100/96.50 of $45.23)	$ 46.87

Class C: Net Asset Value and offering price per share ($90,876 ÷ 2,009.5 shares)A	$ 45.22

Income Replacement 2040: Net Asset Value, offering price and redemption price per share ($597,673 ÷ 13,213.6 shares)	$ 45.23

Institutional Class: Net Asset Value, offering price and redemption price per share ($91,412 ÷ 2,020.9 shares)	$ 45.23

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period December 31, 2007 (commencement of operations) to July 31, 2008
Investment Income
Income distributions from underlying funds		$ 9,280
Interest		39
Total income		9,319

Expenses
Distribution fees	$ 1,003
Independent trustees' compensation	2
Total expenses before reductions	1,005
Expense reductions	(2)	1,003
Net investment income (loss)		8,316
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(493)
Capital gain distributions from underlying funds	1,305	812
Change in net unrealized appreciation (depreciation) on underlying funds		(76,689)
Net gain (loss)		(75,877)
Net increase (decrease) in net assets resulting from operations		$ (67,561)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2040 Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period December 31, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,316
Net realized gain (loss)	812
Change in net unrealized appreciation (depreciation)	(76,689)
Net increase (decrease) in net assets resulting from operations	(67,561)
Distributions to shareholders from net investment income	(7,979)
Share transactions - net increase (decrease)	1,079,269
Total increase (decrease) in net assets	1,003,729

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $337)	$ 1,003,729

Financial Highlights - Class A

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.442
Net realized and unrealized gain (loss)	(4.814)
Total from investment operations	(4.372)
Distributions from net investment income	(.398)
Net asset value, end of period	$ 45.23
Total Return B, C, D	(8.77)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	1.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 91
Portfolio turnover rate	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.371
Net realized and unrealized gain (loss)	(4.809)
Total from investment operations	(4.438)
Distributions from net investment income	(.332)
Net asset value, end of period	$ 45.23
Total Return B, C, D	(8.90)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	1.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 132
Portfolio turnover rate	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.234
Net realized and unrealized gain (loss)	(4.816)
Total from investment operations	(4.582)
Distributions from net investment income	(.198)
Net asset value, end of period	$ 45.22
Total Return B, C, D	(9.18)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 91
Portfolio turnover rate	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2040

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.504
Net realized and unrealized gain (loss)	(4.810)
Total from investment operations	(4.306)
Distributions from net investment income	(.464)
Net asset value, end of period	$ 45.23
Total Return B, C	(8.64)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 598
Portfolio turnover rate	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.512
Net realized and unrealized gain (loss)	(4.818)
Total from investment operations	(4.306)
Distributions from net investment income	(.464)
Net asset value, end of period	$ 45.23
Total Return B, C	(8.64)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 91
Portfolio turnover rate	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2042 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	7.6	7.8
Fidelity Advisor Mid Cap II Fund Institutional Class	6.4	6.1
Fidelity Broad Market Opportunities Fund	10.2	10.2
Fidelity Disciplined Equity Fund	6.4	6.4
Fidelity Equity-Income Fund	6.2	6.6
Fidelity Large Cap Core Enhanced Index Fund	10.3	10.3
Fidelity Small Cap Opportunities Fund	4.2	4.2
	51.3	51.6
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	12.5	12.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.6	3.5
Fidelity Strategic Income Fund	3.6	3.6
	7.2	7.1
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.4	5.4
Fidelity Strategic Real Return Fund	5.4	5.4
Fidelity Total Bond Fund	16.1	16.0
	26.9	26.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	1.1	1.1
Fidelity Short-Term Bond Fund	1.0	1.0
	2.1	2.1
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	51.3%
International Equity Funds	12.5%
High Yield Fixed-Income Funds	7.2%
Investment Grade Fixed-Income Funds	26.9%
Short-Term Funds	2.1%

Six months ago
Domestic Equity Funds	51.6%
International Equity Funds	12.4%
High Yield Fixed-Income Funds	7.1%
Investment Grade Fixed-Income Funds	26.8%
Short-Term Funds	2.1%

Expected
Domestic Equity Funds	51.8%
International Equity Funds	13.0%
High Yield Fixed-Income Funds	6.9%
Investment Grade Fixed-Income Funds	26.0%
Short-Term Funds	2.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2008. The current allocation is based on the fund's holdings as of July 31, 2008. The expected allocation represents the fund's anticipated allocation at January 31, 2009.

Annual Report

Fidelity Income Replacement 2042 Fund

Investments July 31, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 63.8%
	Shares	Value
Domestic Equity Funds - 51.3%
Fidelity 100 Index Fund	11,136	$ 101,787
Fidelity Advisor Mid Cap II Fund Institutional Class	5,438	85,209
Fidelity Broad Market Opportunities Fund	15,204	135,470
Fidelity Disciplined Equity Fund	3,348	85,151
Fidelity Equity-Income Fund	1,848	83,464
Fidelity Large Cap Core Enhanced Index Fund	15,459	137,276
Fidelity Small Cap Opportunities Fund	7,033	56,053
TOTAL DOMESTIC EQUITY FUNDS		684,410
International Equity Funds - 12.5%
Fidelity Advisor International Discovery Fund Institutional Class	4,567	166,273
TOTAL EQUITY FUNDS (Cost $951,224)		850,683
Fixed-Income Funds - 34.1%

High Yield Fixed-Income Funds - 7.2%
Fidelity Capital & Income Fund	5,924	47,929
Fidelity Strategic Income Fund	4,744	48,245
TOTAL HIGH YIELD FIXED-INCOME FUNDS		96,174
Investment Grade Fixed-Income Funds - 26.9%
Fidelity Government Income Fund	6,941	72,046
Fidelity Strategic Real Return Fund	7,126	72,046
Fidelity Total Bond Fund	21,318	214,462
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		358,554
TOTAL-INCOME FUNDS (Cost $464,810)		454,728
Short-Term Funds - 2.1%

Fidelity Institutional Money Market Portfolio Institutional Class	14,175	14,175
Fidelity Short-Term Bond Fund	1,663	13,836
TOTAL SHORT-TERM FUNDS (Cost $28,401)		28,011
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,444,435)		$ 1,333,422

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2042 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2008

Assets
Investment in securities, at value (cost $1,444,435) - See accompanying schedule	$ 1,333,422
Cash	39
Total assets	1,333,461

Liabilities
Distribution fees payable	133

Net Assets	$ 1,333,328
Net Assets consist of:
Paid in capital	$ 1,443,784
Undistributed net investment income	450
Accumulated undistributed net realized gain (loss) on investments	107
Net unrealized appreciation (depreciation) on investments	(111,013)
Net Assets	$ 1,333,328

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($91,188 ÷ 2,017.6 shares)	$ 45.20

Maximum offering price per share (100/94.25 of $45.20)	$ 47.96
Class T: Net Asset Value and redemption price per share ($91,055 ÷ 2,014.8 shares)	$ 45.19

Maximum offering price per share (100/96.50 of $45.19)	$ 46.83

Class C: Net Asset Value and offering price per share ($90,787 ÷ 2,009.1 shares)A	$ 45.19

Income Replacement 2042: Net Asset Value, offering price and redemption price per share ($968,976 ÷ 21,437.5 shares)	$ 45.20

Institutional Class: Net Asset Value, offering price and redemption price per share ($91,322 ÷ 2,020.5 shares)	$ 45.20
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period December 31, 2007 (commencement of operations) to July 31, 2008

Investment Income
Income distributions from underlying funds		$ 12,163
Interest		39
Total income		12,202

Expenses
Distribution fees	$ 973
Independent trustees' compensation	3
Total expenses before reductions	976
Expense reductions	(3)	973
Net investment income (loss)		11,229
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,593)
Capital gain distributions from underlying funds	1,700	107
Change in net unrealized appreciation (depreciation) on underlying funds		(111,013)
Net gain (loss)		(110,906)
Net increase (decrease) in net assets resulting from operations		$ (99,677)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2042 Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period December 31, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,229
Net realized gain (loss)	107
Change in net unrealized appreciation (depreciation)	(111,013)
Net increase (decrease) in net assets resulting from operations	(99,677)
Distributions to shareholders from net investment income	(10,780)
Share transactions - net increase (decrease)	1,443,785
Total increase (decrease) in net assets	1,333,328

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $450)	$ 1,333,328

Financial Highlights - Class A

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.425
Net realized and unrealized gain (loss)	(4.836)
Total from investment operations	(4.411)
Distributions from net investment income	(.389)
Net asset value, end of period	$ 45.20
Total Return B, C, D	(8.85)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	1.57% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 91
Portfolio turnover rate	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.365
Net realized and unrealized gain (loss)	(4.852)
Total from investment operations	(4.487)
Distributions from net investment income	(.323)
Net asset value, end of period	$ 45.19
Total Return B, C, D	(9.00)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	1.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 91
Portfolio turnover rate	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Year ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.226
Net realized and unrealized gain (loss)	(4.846)
Total from investment operations	(4.620)
Distributions from net investment income	(.190)
Net asset value, end of period	$ 45.19
Total Return B, C, D	(9.25)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 91
Portfolio turnover rate	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2042

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.496
Net realized and unrealized gain (loss)	(4.840)
Total from investment operations	(4.344)
Distributions from net investment income	(.456)
Net asset value, end of period	$ 45.20
Total Return B, C	(8.72)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	1.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 969
Portfolio turnover rate	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Year ended July 31,

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.504
Net realized and unrealized gain (loss)	(4.848)
Total from investment operations	(4.344)
Distributions from net investment income	(.456)
Net asset value, end of period	$ 45.20
Total Return B, C	(8.72)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	1.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 91
Portfolio turnover rate	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2008

1. Organization.

Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund (the Funds) are funds of Fidelity Income Fund (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, fixed income, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR) and its affiliates.

The Funds are designed for investors who seek to convert accumulated assets into regular payments over a defined period of time. The payment strategy for each Fund is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program. Participation in the Smart Payment Program will result in the gradual liquidation of the shareholder's entire investment in the Fund by its horizon date. Each Fund's name refers to the year of its horizon date.

Each Fund offers Class A, Class T, Class C, Income Replacement and Institutional Class shares, each of which has equal rights as to assets and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions expected to be taken in the initial filing of each Fund's federal tax return. Each of the Funds' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain Funds will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Underlying Funds, capital loss carryforwards, losses deferred due to wash sales and losses deferred due to excise tax regulations.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Income Replacement 2016 Fund	$ 10,040,129	$ 13,257	$ (504,721)	$ (491,464)
Fidelity Income Replacement 2018 Fund	7,416,956	9,245	(418,727)	(409,482)
Fidelity Income Replacement 2020 Fund	2,480,007	2,796	(121,235)	(118,439)
Fidelity Income Replacement 2022 Fund	5,894,525	6,203	(361,700)	(355,497)
Fidelity Income Replacement 2024 Fund	1,514,429	2,901	(91,770)	(88,869)
Fidelity Income Replacement 2026 Fund	1,699,017	3,729	(110,829)	(107,100)
Fidelity Income Replacement 2028 Fund	7,699,284	9,337	(417,666)	(408,329)
Fidelity Income Replacement 2030 Fund	1,318,650	2,390	(84,223)	(81,833)
Fidelity Income Replacement 2032 Fund	1,553,312	2,016	(136,890)	(134,874)
Fidelity Income Replacement 2034 Fund	1,050,996	1,445	(77,798)	(76,353)
Fidelity Income Replacement 2036 Fund	1,823,776	3,217	(148,631)	(145,414)
Fidelity Income Replacement 2038 Fund	1,584,334	1,022	(98,397)	(97,375)
Fidelity Income Replacement 2040 Fund	1,080,528	900	(77,590)	(76,690)
Fidelity Income Replacement 2042 Fund	1,444,434	979	(111,991)	(111,012)
	Undistributed Ordinary Income	Undistributed Long-term Capital Gain	Capital Loss Carryforward
Fidelity Income Replacement 2016 Fund	$ 4,829	$ -	$ (827)
Fidelity Income Replacement 2018 Fund	3,581	-	(62)
Fidelity Income Replacement 2020 Fund	1,110	3,188	-
Fidelity Income Replacement 2022 Fund	2,475	6,495	-
Fidelity Income Replacement 2024 Fund	575	-	-
Fidelity Income Replacement 2026 Fund	600	10,150	-
Fidelity Income Replacement 2028 Fund	3,156	-	(30)
Fidelity Income Replacement 2030 Fund	545	8,517	-
Fidelity Income Replacement 2032 Fund	555	10,977	-
Fidelity Income Replacement 2034 Fund	367	9,196	-
Fidelity Income Replacement 2036 Fund	605	-	(20)
Fidelity Income Replacement 2038 Fund	560	-	-
Fidelity Income Replacement 2040 Fund	477	654	-
Fidelity Income Replacement 2042 Fund	599	-	-

The tax character of distributions paid was as follows:

July 31, 2008
Ordinary Income
Fidelity Income Replacement 2016 Fund	$ 156,368
Fidelity Income Replacement 2018 Fund	113,404
Fidelity Income Replacement 2020 Fund	32,472
Fidelity Income Replacement 2022 Fund	92,097
Fidelity Income Replacement 2024 Fund	24,097
Fidelity Income Replacement 2026 Fund	25,757
Fidelity Income Replacement 2028 Fund	87,020
Fidelity Income Replacement 2030 Fund	16,956
Fidelity Income Replacement 2032 Fund	27,790
Fidelity Income Replacement 2034 Fund	18,540
Fidelity Income Replacement 2036 Fund	31,552
Fidelity Income Replacement 2038 Fund	11,097
Fidelity Income Replacement 2040 Fund	7,979
Fidelity Income Replacement 2042 Fund	10,780

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements. The Funds will adopt the provisions of SFAS 157 effective for the fiscal year beginning August 1, 2008.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Income Replacement 2016 Fund	13,062,115	2,980,893
Fidelity Income Replacement 2018 Fund	9,234,682	1,788,822
Fidelity Income Replacement 2020 Fund	2,748,647	263,672
Fidelity Income Replacement 2022 Fund	6,976,253	1,057,843
Fidelity Income Replacement 2024 Fund	1,898,393	375,337
Fidelity Income Replacement 2026 Fund	1,912,729	210,749
Fidelity Income Replacement 2028 Fund	8,894,212	1,158,306
Fidelity Income Replacement 2030 Fund	1,407,720	88,513
Fidelity Income Replacement 2032 Fund	1,795,895	238,876
Fidelity Income Replacement 2034 Fund	1,140,831	88,159
Fidelity Income Replacement 2036 Fund	2,414,130	546,784
Fidelity Income Replacement 2038 Fund	1,677,906	90,122
Fidelity Income Replacement 2040 Fund	1,099,795	18,777
Fidelity Income Replacement 2042 Fund	1,500,619	54,609

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services. Under the management contract, Strategic Advisers pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Fidelity Income Replacement 2016 Fund	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 2,297	$ 188
Class T	.25%	.25%	1,412	454
Class C	.75%	.25%	9,525	9,495
			$ 13,234	$ 10,137
Fidelity Income Replacement 2018 Fund
Class A	0%	.25%	$ 1,215	$ 232
Class T	.25%	.25%	570	467
Class C	.75%	.25%	2,313	2,312
			$ 4,098	$ 3,011

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Fidelity Income Replacement 2020 Fund	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 663	$ 230
Class T	.25%	.25%	690	462
Class C	.75%	.25%	1,593	1,501
			$ 2,946	$ 2,193
Fidelity Income Replacement 2022 Fund
Class A	0%	.25%	$ 469	$ 231
Class T	.25%	.25%	550	463
Class C	.75%	.25%	955	955
			$ 1,974	$ 1,649
Fidelity Income Replacement 2024 Fund
Class A	0%	.25%	$ 494	$ 231
Class T	.25%	.25%	466	466
Class C	.75%	.25%	1,098	1,097
			$ 2,058	$ 1,794
Fidelity Income Replacement 2026 Fund
Class A	0%	.25%	$ 274	$ 231
Class T	.25%	.25%	464	464
Class C	.75%	.25%	3,301	3,297
			$ 4,039	$ 3,992
Fidelity Income Replacement 2028 Fund
Class A	0%	.25%	$ 360	$ 225
Class T	.25%	.25%	952	454
Class C	.75%	.25%	1,164	1,115
			$ 2,476	$ 1,794
Fidelity Income Replacement 2030 Fund
Class A	0%	.25%	$ 232	$ 232
Class T	.25%	.25%	462	462
Class C	.75%	.25%	2,109	2,108
			$ 2,803	$ 2,802
Fidelity Income Replacement 2032 Fund
Class A	0%	.25%	$ 723	$ 231
Class T	.25%	.25%	462	462
Class C	.75%	.25%	921	921
			$ 2,106	$ 1,614
Fidelity Income Replacement 2034 Fund
Class A	0%	.25%	$ 280	$ 232
Class T	.25%	.25%	464	464
Class C	.75%	.25%	921	921
			$ 1,665	$ 1,617
Fidelity Income Replacement 2036 Fund
Class A	0%	.25%	$ 232	$ 232
Class T	.25%	.25%	1,346	458
Class C	.75%	.25%	921	921
			$ 2,499	$ 1,611
Fidelity Income Replacement 2038 Fund
Class A	0%	.25%	$ 139	$ 139
Class T	.25%	.25%	278	278
Class C	.75%	.25%	556	556
			$ 973	$ 973

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Fidelity Income Replacement 2040 Fund	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 139	$ 139
Class T	.25%	.25%	308	276
Class C	.75%	.25%	556	556
			$ 1,003	$ 971
Fidelity Income Replacement 2042 Fund
Class A	0%	.25%	$ 139	$ 139
Class T	.25%	.25%	278	278
Class C	.75%	.25%	556	556
			$ 973	$ 973

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Income Replacement 2016 Fund	Retained by FDC
Class A	$ 17,045
Class T	1,570
Class C*	757
$ 19,372
Fidelity Income Replacement 2018 Fund
Class A	$ 7,145
Class T	305
Class C*	11
$ 7,461
Fidelity Income Replacement 2020 Fund
Class A	$ 2,668
Class T	237
$ 2,905
Fidelity Income Replacement 2022 Fund
Class A	$ 1,600
Class T	235
$ 1,835
Fidelity Income Replacement 2024 Fund
Class A	$ 1,638
Fidelity Income Replacement 2026 Fund
Class A	$ 188
Fidelity Income Replacement 2028 Fund
Class A	$ 1,519
Class T	778
$ 2,297
Fidelity Income Replacement 2032 Fund
Class A	$ 1,114
Fidelity Income Replacement 2034 Fund
Class A	$ 453

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Fidelity Income Replacement 2036 Fund	Retained by FDC
Class T	$ 533
Fidelity Income Replacement 2040 Fund
Class T	$ 223

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

6. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded 0.00% of average net assets plus distribution and service fees applicable to each class. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Fund's were in reimbursement during the period:

Reimbursement from adviser*

Fidelity Income Replacement 2016 Fund	$ 20
Fidelity Income Replacement 2018 Fund	15
Fidelity Income Replacement 2020 Fund	5
Fidelity Income Replacement 2022 Fund	12
Fidelity Income Replacement 2024 Fund	3
Fidelity Income Replacement 2026 Fund	4
Fidelity Income Replacement 2028 Fund	13
Fidelity Income Replacement 2030 Fund	2
Fidelity Income Replacement 2032 Fund	4
Fidelity Income Replacement 2034 Fund	2
Fidelity Income Replacement 2036 Fund	5
Fidelity Income Replacement 2038 Fund	2
Fidelity Income Replacement 2040 Fund	2
Fidelity Income Replacement 2042 Fund	3

* Represents total amount reimbursed to the Fund. Each class has received its pro-rata allocation of reimbursement.

7. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Income Replacement 2016 Fund	Fidelity Income Replacement 2018 Fund	Fidelity Income Replacement 2022 Fund	Fidelity Income Replacement 2028 Fund
Fidelity Broad Market Opportunities Fund	14%	11%	10%	15%

Annual Report

Notes to Financial Statements - continued

7. Other - continued

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of Share held
Fidelity Broad Market Opportunities Fund	80%

In addition, at the end of the period, FMR or its affiliates were owners of record of more than 10% of the outstanding shares of the following funds:

Affiliated %
Fidelity Income Replacement 2020 Fund	16%
Fidelity Income Replacement 2024 Fund	27%
Fidelity Income Replacement 2032 Fund	27%
Fidelity Income Replacement 2034 Fund	39%
Fidelity Income Replacement 2036 Fund	24%
Fidelity Income Replacement 2038 Fund	25%
Fidelity Income Replacement 2040 Fund	36%
Fidelity Income Replacement 2042 Fund	27%

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Year ended July 31,	2008A
Fidelity Income Replacement 2016 Fund
From net investment income
Class A	$ 24,373
Class T	6,831
Class C	18,135
Income Replacement 2016	90,325
Institutional Class	3,781
Total	$ 143,445
From net realized gain
Class A	$ 614
Class T	512
Class C	2,180
Income Replacement 2016	9,335
Institutional Class	282
Total	$ 12,923
Fidelity Income Replacement 2018 Fund
From net investment income
Class A	$ 12,180
Class T	2,589
Class C	4,326
Income Replacement 2018	82,709
Institutional Class	3,472
Total	$ 105,276
From net realized gain
Class A	$ 262
Class T	323
Class C	389
Income Replacement 2018	6,892
Institutional Class	262
Total	$ 8,128

Annual Report

8. Distributions to Shareholders - continued

Year ended July 31,	2008A
Fidelity Income Replacement 2020 Fund
From net investment income
Class A	$ 6,115
Class T	3,050
Class C	2,845
Income Replacement 2020	14,934
Institutional Class	3,046
Total	$ 29,990
From net realized gain
Class A	$ 342
Class T	498
Class C	510
Income Replacement 2020	790
Institutional Class	342
Total	$ 2,482
Fidelity Income Replacement 2022 Fund
From net investment income
Class A	$ 4,024
Class T	2,271
Class C	1,457
Income Replacement 2022	69,351
Institutional Class	5,902
Total	$ 83,005
From net realized gain
Class A	$ 341
Class T	341
Class C	341
Income Replacement 2022	7,075
Institutional Class	994
Total	$ 9,092
Fidelity Income Replacement 2024 Fund
From net investment income
Class A	$ 4,555
Class T	1,866
Class C	1,852
Income Replacement 2024	10,602
Institutional Class	2,326
Total	$ 21,201
From net realized gain
Class A	$ 761
Class T	342
Class C	341
Income Replacement 2024	1,110
Institutional Class	342
Total	$ 2,896
Fidelity Income Replacement 2026 Fund
From net investment income
Class A	$ 2,500
Class T	1,852
Class C	5,330
Income Replacement 2026	10,061
Institutional Class	2,308
Total	$ 22,051
From net realized gain
Class A	$ 407
Class T	362
Class C	1,176
Income Replacement 2026	1,399
Institutional Class	362
Total	$ 3,706

Annual Report

Notes to Financial Statements - continued

8. Distributions to Shareholders - continued

Year ended July 31,	2008A
Fidelity Income Replacement 2028 Fund
From net investment income
Class A	$ 3,090
Class T	3,796
Class C	1,482
Income Replacement 2028	67,994
Institutional Class	2,054
Total	$ 78,416
From net realized gain
Class A	$ 322
Class T	519
Class C	321
Income Replacement 2028	7,120
Institutional Class	322
Total	$ 8,604
Fidelity Income Replacement 2030 Fund
From net investment income
Class A	$ 2,013
Class T	1,791
Class C	3,220
Income Replacement 2030	5,160
Institutional Class	2,244
Total	$ 14,428
From net realized gain
Class A	$ 382
Class T	382
Class C	905
Income Replacement 2030	477
Institutional Class	382
Total	$ 2,528
Fidelity Income Replacement 2032 Fund
From net investment income
Class A	$ 6,514
Class T	1,757
Class C	1,307
Income Replacement 2032	11,580
Institutional Class	2,212
Total	$ 23,370
From net realized gain
Class A	$ 1,345
Class T	382
Class C	381
Income Replacement 2032	1,930
Institutional Class	382
Total	$ 4,420
Fidelity Income Replacement 2034 Fund
From net investment income
Class A	$ 2,325
Class T	1,706
Class C	1,250
Income Replacement 2034	8,139
Institutional Class	2,157
Total	$ 15,577
From net realized gain
Class A	$ 402
Class T	402
Class C	401
Income Replacement 2034	1,356
Institutional Class	402
Total	$ 2,963

Annual Report

8. Distributions to Shareholders - continued

Year ended July 31,	2008A
Fidelity Income Replacement 2036 Fund
From net investment income
Class A	$ 1,814
Class T	4,886
Class C	1,137
Income Replacement 2036	16,179
Institutional Class	2,545
Total	$ 26,561
From net realized gain
Class A	$ 381
Class T	1,187
Class C	381
Income Replacement 2036	2,566
Institutional Class	476
Total	$ 4,991
Fidelity Income Replacement 2038 Fund
From net investment income
Class A	$ 745
Class T	610
Class C	363
Income Replacement 2038	8,501
Institutional Class	878
Total	$ 11,097
Fidelity Income Replacement 2040 Fund
From net investment income
Class A	$ 799
Class T	766
Class C	397
Income Replacement 2040	5,085
Institutional Class	932
Total	$ 7,979
Fidelity Income Replacement 2042 Fund
From net investment income
Class A	$ 781
Class T	648
Class C	381
Income Replacement 2042	8,054
Institutional Class	916
Total	$ 10,780

A For the period August 30, 2007 (commencement of operations) to July 31, 2008 for Fidelity Income Replacement 2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2034, 2036 Funds and for the period December 31, 2007 (commencement of operations) to July 31, 2008 for Fidelity Income Replacement 2038, 2040, 2042 Funds.

9. Share Transactions.

Transactions for each class of shares were as follows:

Year ended July 31,	Shares 2008A	Dollars 2008A
Fidelity Income Replacement 2016 Fund
Class A
Shares sold	51,887	$ 2,562,164
Reinvestment of distributions	481	23,577
Shares redeemed	(6,012)	(294,658)
Net increase (decrease)	46,356	$ 2,291,083
Class T
Shares sold	14,213	$ 703,303
Reinvestment of distributions	126	6,237
Shares redeemed	(243)	(11,945)
Net increase (decrease)	14,096	$ 697,595

Annual Report

Notes to Financial Statements - continued

9. Share Transactions - continued

Year ended July 31,	Shares 2008A	Dollars 2008A
Class C
Shares sold	36,624	$ 1,842,263
Reinvestment of distributions	396	19,625
Shares redeemed	(3,603)	(178,499)
Net increase (decrease)	33,417	$ 1,683,389
Income Replacement 2016
Shares sold	128,125	$ 6,454,165
Reinvestment of distributions	282	14,202
Shares redeemed	(26,243)	(1,295,692)
Net increase (decrease)	102,164	$ 5,172,675
Institutional Class
Shares sold	3,795	$ 190,050
Reinvestment of distributions	58	2,900
Net increase (decrease)	3,853	$ 192,950
Fidelity Income Replacement 2018 Fund
Class A
Shares sold	24,773	$ 1,220,917
Reinvestment of distributions	151	7,408
Shares redeemed	(1,591)	(78,122)
Net increase (decrease)	23,333	$ 1,150,203
Class T
Shares sold	3,187	$ 158,040
Reinvestment of distributions	49	2,418
Net increase (decrease)	3,236	$ 160,458
Class C
Shares sold	11,169	$ 549,643
Reinvestment of distributions	53	2,662
Shares redeemed	(3,529)	(172,565)
Net increase (decrease)	7,693	$ 379,740
Income Replacement 2018
Shares sold	122,952	$ 6,187,553
Reinvestment of distributions	278	13,952
Shares redeemed	(14,368)	(704,704)
Net increase (decrease)	108,862	$ 5,496,801
Institutional Class
Shares sold	4,519	$ 225,289
Reinvestment of distributions	56	2,804
Shares redeemed	(60)	(2,900)
Net increase (decrease)	4,515	$ 225,193
Fidelity Income Replacement 2020 Fund
Class A
Shares sold	10,762	$ 527,052
Reinvestment of distributions	71	3,536
Shares redeemed	(160)	(7,749)
Net increase (decrease)	10,673	$ 522,839
Class T
Shares sold	4,042	$ 202,738
Reinvestment of distributions	71	3,548
Shares redeemed	(139)	(6,586)
Net increase (decrease)	3,974	$ 199,700
Class C
Shares sold	5,838	$ 288,035
Reinvestment of distributions	55	2,753
Shares redeemed	(50)	(2,417)
Net increase (decrease)	5,843	$ 288,371
Income Replacement 2020
Shares sold	28,174	$ 1,389,273
Reinvestment of distributions	71	3,552
Shares redeemed	(2,068)	(99,949)
Net increase (decrease)	26,177	$ 1,292,876

Annual Report

9. Share Transactions - continued

Year ended July 31,	Shares 2008A	Dollars 2008A
Institutional Class
Shares sold	3,397	$ 168,160
Reinvestment of distributions	57	2,822
Net increase (decrease)	3,454	$ 170,982
Fidelity Income Replacement 2022 Fund
Class A
Shares sold	6,185	$ 306,290
Reinvestment of distributions	48	2,394
Shares redeemed	(93)	(4,482)
Net increase (decrease)	6,140	$ 304,202
Class T
Shares sold	3,924	$ 195,654
Reinvestment of distributions	53	2,613
Net increase (decrease)	3,977	$ 198,267
Class C
Shares sold	2,513	$ 125,050
Reinvestment of distributions	35	1,733
Net increase (decrease)	2,548	$ 126,783
Income Replacement 2022
Shares sold	114,310	$ 5,694,740
Reinvestment of distributions	193	9,783
Shares redeemed	(15,364)	(754,411)
Net increase (decrease)	99,139	$ 4,950,112
Institutional Class
Shares sold	5,837	$ 300,050
Reinvestment of distributions	52	2,619
Net increase (decrease)	5,889	$ 302,669
Fidelity Income Replacement 2024 Fund
Class A
Shares sold	6,152	$ 310,133
Reinvestment of distributions	95	4,738
Shares redeemed	(155)	(7,496)
Net increase (decrease)	6,092	$ 307,375
Class T
Shares sold	2,001	$ 99,021
Reinvestment of distributions	44	2,208
Net increase (decrease)	2,045	$ 101,229
Class C
Shares sold	4,943	$ 242,316
Reinvestment of distributions	40	2,004
Shares redeemed	(20)	(939)
Net increase (decrease)	4,963	$ 243,381
Income Replacement 2024
Shares sold	18,071	$ 894,960
Reinvestment of distributions	80	3,983
Shares redeemed	(2,959)	(140,970)
Net increase (decrease)	15,192	$ 757,973
Institutional Class
Shares sold	2,001	$ 100,277
Reinvestment of distributions	53	2,668
Net increase (decrease)	2,054	$ 102,945
Fidelity Income Replacement 2026 Fund
Class A
Shares sold	2,750	$ 136,448
Reinvestment of distributions	58	2,907
Net increase (decrease)	2,808	$ 139,355

Annual Report

Notes to Financial Statements - continued

9. Share Transactions - continued

Year ended July 31,	Shares 2008A	Dollars 2008A
Class T
Shares sold	2,001	$ 100,050
Reinvestment of distributions	44	2,214
Net increase (decrease)	2,045	$ 102,264
Class C
Shares sold	10,559	$ 527,050
Reinvestment of distributions	131	6,505
Shares redeemed	(307)	(14,828)
Net increase (decrease)	10,383	$ 518,727
Income Replacement 2026
Shares sold	17,326	$ 852,072
Reinvestment of distributions	117	5,806
Shares redeemed	(693)	(33,589)
Net increase (decrease)	16,750	$ 824,289
Institutional Class
Shares sold	2,001	$ 100,050
Reinvestment of distributions	53	2,670
Net increase (decrease)	2,054	$ 102,720
Fidelity Income Replacement 2028 Fund
Class A
Shares sold	7,922	$ 392,531
Reinvestment of distributions	69	3,412
Shares redeemed	(65)	(3,072)
Net increase (decrease)	7,926	$ 392,871
Class T
Shares sold	13,004	$ 639,428
Reinvestment of distributions	58	2,913
Shares redeemed	(120)	(5,688)
Net increase (decrease)	12,942	$ 636,653
Class C
Shares sold	3,181	$ 157,488
Reinvestment of distributions	31	1,557
Net increase (decrease)	3,212	$ 159,045
Income Replacement 2028
Shares sold	148,761	$ 7,341,752
Reinvestment of distributions	196	9,925
Shares redeemed	(19,359)	(940,882)
Net increase (decrease)	129,598	$ 6,410,795
Institutional Class
Shares sold	2,001	$ 100,050
Reinvestment of distributions	48	2,376
Net increase (decrease)	2,049	$ 102,426
Fidelity Income Replacement 2030 Fund
Class A
Shares sold	2,001	$ 100,050
Reinvestment of distributions	48	2,395
Net increase (decrease)	2,049	$ 102,445
Class T
Shares sold	2,001	$ 100,050
Reinvestment of distributions	43	2,173
Net increase (decrease)	2,044	$ 102,223
Class C
Shares sold	6,410	$ 322,141
Reinvestment of distributions	83	4,124
Shares redeemed	(120)	(5,838)
Net increase (decrease)	6,373	$ 320,427

Annual Report

9. Share Transactions - continued

Year ended July 31,	Shares 2008A	Dollars 2008A
Income Replacement 2030
Shares sold	14,029	$ 682,104
Reinvestment of distributions	72	3,547
Shares redeemed	(87)	(4,166)
Net increase (decrease)	14,014	$ 681,485
Institutional Class
Shares sold	2,001	$ 100,050
Reinvestment of distributions	53	2,627
Net increase (decrease)	2,054	$ 102,677
Fidelity Income Replacement 2032 Fund
Class A
Shares sold	8,485	$ 428,673
Reinvestment of distributions	158	7,859
Net increase (decrease)	8,643	$ 436,532
Class T
Shares sold	2,001	$ 100,059
Reinvestment of distributions	43	2,138
Net increase (decrease)	2,044	$ 102,197
Class C
Shares sold	2,001	$ 100,059
Reinvestment of distributions	34	1,688
Net increase (decrease)	2,035	$ 101,747
Income Replacement 2032
Shares sold	18,568	$ 934,542
Reinvestment of distributions	96	4,859
Shares redeemed	(2,950)	(142,310)
Net increase (decrease)	15,714	$ 797,091
Institutional Class
Shares sold	2,001	$ 100,059
Reinvestment of distributions	52	2,594
Net increase (decrease)	2,053	$ 102,653
Fidelity Income Replacement 2034 Fund
Class A
Shares sold	3,214	$ 158,381
Reinvestment of distributions	55	2,727
Shares redeemed	(289)	(14,048)
Net increase (decrease)	2,980	$ 147,060
Class T
Shares sold	2,001	$ 100,050
Reinvestment of distributions	42	2,108
Net increase (decrease)	2,043	$ 102,158
Class C
Shares sold	2,001	$ 100,050
Reinvestment of distributions	33	1,652
Net increase (decrease)	2,034	$ 101,702
Income Replacement 2034
Shares sold	11,938	$ 589,565
Reinvestment of distributions	100	4,987
Shares redeemed	(145)	(7,028)
Net increase (decrease)	11,893	$ 587,524
Institutional Class
Shares sold	2,001	$ 100,050
Reinvestment of distributions	51	2,559
Net increase (decrease)	2,052	$ 102,609

Annual Report

Notes to Financial Statements - continued

9. Share Transactions - continued

Year ended July 31,	Shares 2008A	Dollars 2008A
Fidelity Income Replacement 2036 Fund
Class A
Shares sold	2,001	$ 100,050
Reinvestment of distributions	44	2,195
Net increase (decrease)	2,045	$ 102,245
Class T
Shares sold	8,360	$ 427,487
Reinvestment of distributions	59	2,995
Shares redeemed	(139)	(6,726)
Net increase (decrease)	8,280	$ 423,756
Class C
Shares sold	2,001	$ 100,050
Reinvestment of distributions	30	1,518
Net increase (decrease)	2,031	$ 101,568
Income Replacement 2036
Shares sold	30,339	$ 1,531,859
Reinvestment of distributions	136	6,842
Shares redeemed	(9,217)	(447,459)
Net increase (decrease)	21,258	$ 1,091,242
Institutional Class
Shares sold	2,505	$ 125,551
Reinvestment of distributions	60	3,020
Shares redeemed	(10)	(477)
Net increase (decrease)	2,555	$ 128,094
Fidelity Income Replacement 2038 Fund
Class A
Shares sold	2,001	$ 100,050
Reinvestment of distributions	16	745
Net increase (decrease)	2,017	$ 100,795
Class T
Shares sold	2,001	$ 100,050
Reinvestment of distributions	13	610
Net increase (decrease)	2,014	$ 100,660
Class C
Shares sold	2,001	$ 100,050
Reinvestment of distributions	8	363
Net increase (decrease)	2,009	$ 100,413
Income Replacement 2038
Shares sold	26,117	$ 1,244,662
Reinvestment of distributions	24	1,115
Shares redeemed	(1,352)	(62,898)
Net increase (decrease)	24,789	$ 1,182,879
Institutional Class
Shares sold	2,001	$ 100,050
Reinvestment of distributions	19	878
Net increase (decrease)	2,020	$ 100,928
Fidelity Income Replacement 2040 Fund
Class A
Shares sold	2,001	$ 100,050
Reinvestment of distributions	17	799
Net increase (decrease)	2,018	$ 100,849
Class T
Shares sold	2,913	$ 143,477
Reinvestment of distributions	16	766
Net increase (decrease)	2,929	$ 144,243

Annual Report

9. Share Transactions - continued

Year ended July 31,	Shares 2008A	Dollars 2008A
Class C
Shares sold	2,001	$ 100,050
Reinvestment of distributions	8	397
Net increase (decrease)	2,009	$ 100,447
Income Replacement 2040
Shares sold	13,341	$ 638,742
Reinvestment of distributions	45	2,091
Shares redeemed	(172)	(8,085)
Net increase (decrease)	13,214	$ 632,748
Institutional Class
Shares sold	2,001	$ 100,050
Reinvestment of distributions	20	932
Net increase (decrease)	2,021	$ 100,982
Fidelity Income Replacement 2042 Fund
Class A
Shares sold	2,001	$ 100,050
Reinvestment of distributions	17	781
Net increase (decrease)	2,018	$ 100,831
Class T
Shares sold	2,001	$ 100,050
Reinvestment of distributions	14	648
Net increase (decrease)	2,015	$ 100,698
Class C
Shares sold	2,001	$ 100,050
Reinvestment of distributions	8	381
Net increase (decrease)	2,009	$ 100,431
Income Replacement 2042
Shares sold	21,824	$ 1,059,126
Reinvestment of distributions	34	1,577
Shares redeemed	(420)	(19,844)
Net increase (decrease)	21,438	$ 1,040,859
Institutional Class
Shares sold	2,001	$ 100,050
Reinvestment of distributions	20	916
Net increase (decrease)	2,021	$ 100,966

A For the period August 30, 2007 (commencement of operations) to July 31, 2008 for Fidelity Income Replacement 2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2034, 2036 Funds and for the period December 31, 2007 (commencement of operations) to July 31, 2008 for Fidelity Income Replacement 2038, 2040, 2042 Funds.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund (the Funds), each of which are funds of Fidelity Income Fund (the trust), including the schedules of investments, as of July 31, 2008, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the period from commencement of operations (August 30, 2007 or December 31, 2007) to July 31, 2008. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2008, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund as of July 31, 2008, the results of their operations, the changes in their net assets and their financial highlights for the period from commencement of operations (August 30, 2007 or December 31, 2007) to July 31, 2008 in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

September 19, 2008

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Income Replacement Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Income Replacement Fund's activities, review contractual arrangements with companies that provide services to each Income Replacement Fund, and review each Income Replacement Fund's performance. If the interests of an Income Replacement Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees and Member of the Advisory Board fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Income Replacement Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers, the Trustees, and Member of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 159 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 377 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

George H. Heilmeier (72)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology), Compaq, Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Member and Executive Officers**:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Annual Report

Name, Age; Principal Occupation
Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Income Fund. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

John R. Hebble (50)

Year of Election or Appointment: 2008

President and Treasurer of each Income Replacement Fund. Mr. Hebble also serves as President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2003-present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds.

Ren Y. Cheng (51)

 Year of Election or Appointment: 2007

Vice President of each Income Replacement Fund. Mr. Cheng also serves as Vice President of certain Asset Allocation Funds (2007-present) and Group Chief Investment Officer, Asset Allocation of FMR. Previously, Mr. Cheng served as a portfolio manager for the Fidelity Freedom Funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2007

Vice President of each Income Replacement Fund. Mr. Greer also serves as Vice President of Asset Allocation Funds (2005- present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of each Income Replacement Fund. Mr. Goebel also serves as Secretary and CLO of other Fidelity funds (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present); and Deputy General Counsel of FMR LLC. Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Nancy D. Prior (41)

Year of Election or Appointment: 2008

Assistant Secretary of each Income Replacement Fund. Ms. Prior also serves as Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2002-present).

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) officer of each Income Replacement Fund. Ms. Laurent also serves as AML officer of other Fidelity funds (2008-present) and is an employee of FMR LLC. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (49)

Year of Election or Appointment: 2008

Chief Financial Officer of each Income Replacement Fund. Ms. Reynolds also serves as Chief Financial Officer of other Fidelity funds (2008-present). Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of each Income Replacement Fund. Mr. Whitaker also serves as Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2007

Deputy Treasurer of each Income Replacement Fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Robert G. Byrnes (41)

Year of Election or Appointment: 2007

Assistant Treasurer of each Income Replacement Fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)

Year of Election or Appointment: 2007

Assistant Treasurer of each Income Replacement Fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004-present) and is an employee of FMR.

Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of each Income Replacement Fund. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2007

Assistant Treasurer of each Income Replacement Fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

Fund	Pay Date	Record Date	Capital Gains
Income Replacement 2020
Institutional Class	09/15/08	09/12/08	$.06
Income Replacement 2022
Institutional Class	09/15/08	09/12/08	$.06
Income Replacement 2026
Institutional Class	09/15/08	09/12/08	$.32
Income Replacement 2030
Institutional Class	09/15/08	09/12/08	$.29
Income Replacement 2032
Institutional Class	09/15/08	09/12/08	$.37
Income Replacement 2034
Institutional Class	09/15/08	09/12/08	$.32
Income Replacement 2040
Institutional Class	09/15/08	09/12/08	$.03

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended July 31, 2008, or, if subsequently determined to be different, the net capital gain of such year.

Fund
Income Replacement 2020	$3,687
Income Replacement 2022	$9,113
Income Replacement 2024	$597
Income Replacement 2026	$10,427
Income Replacement 2030	$8,616
Income Replacement 2032	$12,348
Income Replacement 2034	$9,326
Income Replacement 2040	$654

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Income Replacement 2016
Institutional Class	4.73%
Income Replacement 2018
Institutional Class	4.59%
Income Replacement 2020
Institutional Class	4.91%
Income Replacement 2022
Institutional Class	4.02%
Income Replacement 2024
Institutional Class	3.67%
Income Replacement 2026
Institutional Class	3.21%
Income Replacement 2028
Institutional Class	4.48%
Income Replacement 2030
Institutional Class	3.20%
Income Replacement 2032
Institutional Class	2.85%
Income Replacement 2034
Institutional Class	2.94%
Income Replacement 2036
Institutional Class	2.89%
Income Replacement 2038
Institutional Class	7.43%
Income Replacement 2040
Institutional Class	7.12%
Income Replacement 2042
Institutional Class	7.16%

Annual Report

Distributions - continued

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends-received deduction for corporate shareholders:

Institutional Class
Income Replacement 2016
September 2007	8%
October 2007	8%
November 2007	8%
December 2007 (Ex-Date 12/26/07)	9%
December 2007 (Ex-Date 12/28/07)	9%
January 2008	4%
February 2008	4%
March 2008	4%
April 2008	4%
May 2008	4%
June 2008	4%
July 2008	4%
Institutional Class
Income Replacement 2018
September 2007	8%
October 2007	9%
November 2007	9%
December 2007 (Ex-Date 12/26/07)	9%
December 2007 (Ex-Date 12/28/07)	9%
January 2008	5%
February 2008	5%
March 2008	5%
April 2008	5%
May 2008	5%
June 2008	5%
July 2008	5%
Institutional Class
Income Replacement 2020
September 2007	9%
October 2007	10%
November 2007	9%
December 2007 (Ex-Date 12/26/07)	11%
December 2007 (Ex-Date 12/28/07)	10%
January 2008	5%
February 2008	6%
March 2008	6%
April 2008	6%
May 2008	6%
June 2008	6%
July 2008	6%
Institutional Class
Income Replacement 2022
September 2007	10%
October 2007	12%
November 2007	12%
December 2007 (Ex-Date 12/26/07)	12%
December 2007 (Ex-Date 12/28/07)	12%
January 2008	7%
February 2008	7%
March 2008	7%
April 2008	7%
May 2008	7%
June 2008	7%
July 2008	7%
Institutional Class
Income Replacement 2024
September 2007	10%
October 2007	11%
November 2007	10%
December 2007 (Ex-Date 12/26/07)	12%
December 2007 (Ex-Date 12/28/07)	11%
January 2008	6%
February 2008	6%
March 2008	6%
April 2008	6%
May 2008	6%
June 2008	6%
July 2008	6%
Institutional Class
Income Replacement 2026
September 2007	11%
October 2007	12%
November 2007	11%
December 2007 (Ex-Date 12/26/07)	13%
December 2007 (Ex-Date 12/28/07)	12%
January 2008	7%
February 2008	7%
March 2008	6%
April 2008	7%
May 2008	6%
June 2008	6%
July 2008	7%
Institutional Class
Income Replacement 2028
September 2007	11%
October 2007	12%
November 2007	12%
December 2007 (Ex-Date 12/26/07)	13%
December 2007 (Ex-Date 12/28/07)	13%
January 2008	8%
February 2008	8%
March 2008	8%
April 2008	8%
May 2008	8%
June 2008	8%
July 2008	8%
Institutional Class
Income Replacement 2030
September 2007	11%
October 2007	12%
November 2007	10%
December 2007 (Ex-Date 12/26/07)	13%
December 2007 (Ex-Date 12/28/07)	12%
January 2008	6%
February 2008	6%
March 2008	6%
April 2008	7%
May 2008	6%
June 2008	7%
July 2008	8%
Institutional Class
Income Replacement 2032
September 2007	11%
October 2007	13%
November 2007	12%
December 2007 (Ex-Date 12/26/07)	14%
December 2007 (Ex-Date 12/28/07)	14%
January 2008	8%
February 2008	8%
March 2008	8%
April 2008	8%
May 2008	8%
June 2008	8%
July 2008	8%
Institutional Class
Income Replacement 2034
September 2007	11%
October 2007	12%
November 2007	12%
December 2007 (Ex-Date 12/26/07)	14%
December 2007 (Ex-Date 12/28/07)	13%
January 2008	8%
February 2008	8%
March 2008	8%
April 2008	9%
May 2008	8%
June 2008	8%
July 2008	9%
Institutional Class
Income Replacement 2036
September 2007	11%
October 2007	13%
November 2007	12%
December 2007 (Ex-Date 12/26/07)	14%
December 2007 (Ex-Date 12/28/07)	13%
January 2008	9%
February 2008	9%
March 2008	8%
April 2008	9%
May 2008	8%
June 2008	8%
July 2008	9%
Institutional Class
Income Replacement 2038
January 2008	9%
February 2008	10%
March 2008	10%
April 2008	10%
May 2008	10%
June 2008	10%
July 2008	10%
Institutional Class
Income Replacement 2040
January 2008	9%
February 2008	10%
March 2008	10%
April 2008	11%
May 2008	10%
June 2008	10%
July 2008	11%
Institutional Class
Income Replacement 2042
January 2008	9%
February 2008	10%
March 2008	11%
April 2008	11%
May 2008	10%
June 2008	10%
July 2008	11%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Institutional Class
Income Replacement 2016
September 2007	18%
October 2007	19%
November 2007	18%
December 2007 (Ex-Date 12/26/07)	21%
December 2007 (Ex-Date 12/28/07)	20%
January 2008	5%
February 2008	5%
March 2008	5%
April 2008	5%
May 2008	5%
June 2008	5%
July 2008	5%
Institutional Class
Income Replacement 2018
September 2007	18%
October 2007	20%
November 2007	20%
December 2007 (Ex-Date 12/26/07)	21%
December 2007 (Ex-Date 12/28/07)	20%
January 2008	6%
February 2008	6%
March 2008	6%
April 2008	6%
May 2008	6%
June 2008	6%
July 2008	6%
Institutional Class
Income Replacement 2020
September 2007	22%
October 2007	23%
November 2007	22%
December 2007 (Ex-Date 12/26/07)	26%
December 2007 (Ex-Date 12/28/07)	24%
January 2008	6%
February 2008	6%
March 2008	6%
April 2008	7%
May 2008	6%
June 2008	6%
July 2008	7%
Institutional Class
Income Replacement 2022
September 2007	25%
October 2007	28%
November 2007	29%
December 2007 (Ex-Date 12/26/07)	30%
December 2007 (Ex-Date 12/28/07)	29%
January 2008	7%
February 2008	7%
March 2008	7%
April 2008	7%
May 2008	7%
June 2008	7%
July 2008	7%
Institutional Class
Income Replacement 2024
September 2007	23%
October 2007	25%
November 2007	24%
December 2007 (Ex-Date 12/26/07)	28%
December 2007 (Ex-Date 12/28/07)	26%
January 2008	7%
February 2008	7%
March 2008	7%
April 2008	7%
May 2008	7%
June 2008	7%
July 2008	7%
Institutional Class
Income Replacement 2026
September 2007	27%
October 2007	30%
November 2007	28%
December 2007 (Ex-Date 12/26/07)	33%
December 2007 (Ex-Date 12/28/07)	31%
January 2008	7%
February 2008	8%
March 2008	7%
April 2008	8%
May 2008	7%
June 2008	7%
July 2008	8%
Institutional Class
Income Replacement 2028
September 2007	26%
October 2007	30%
November 2007	30%
December 2007 (Ex-Date 12/26/07)	32%
December 2007 (Ex-Date 12/28/07)	32%
January 2008	8%
February 2008	8%
March 2008	8%
April 2008	8%
May 2008	8%
June 2008	8%
July 2008	8%
Institutional Class
Income Replacement 2030
September 2007	27%
October 2007	30%
November 2007	26%
December 2007 (Ex-Date 12/26/07)	33%
December 2007 (Ex-Date 12/28/07)	30%
January 2008	7%
February 2008	7%
March 2008	8%
April 2008	9%
May 2008	7%
June 2008	8%
July 2008	9%
Institutional Class
Income Replacement 2032
September 2007	29%
October 2007	32%
November 2007	30%
December 2007 (Ex-Date 12/26/07)	36%
December 2007 (Ex-Date 12/28/07)	35%
January 2008	8%
February 2008	8%
March 2008	8%
April 2008	9%
May 2008	8%
June 2008	8%
July 2008	9%
Institutional Class
Income Replacement 2034
September 2007	29%
October 2007	32%
November 2007	32%
December 2007 (Ex-Date 12/26/07)	37%
December 2007 (Ex-Date 12/28/07)	35%
January 2008	9%
February 2008	9%
March 2008	9%
April 2008	10%
May 2008	9%
June 2008	9%
July 2008	10%
Institutional Class
Income Replacement 2036
September 2007	30%
October 2007	34%
November 2007	33%
December 2007 (Ex-Date 12/26/07)	38%
December 2007 (Ex-Date 12/28/07)	36%
January 2008	9%
February 2008	9%
March 2008	9%
April 2008	10%
May 2008	9%
June 2008	9%
July 2008	10%
Institutional Class
Income Replacement 2038
January 2008	10%
February 2008	10%
March 2008	11%
April 2008	10%
May 2008	10%
June 2008	10%
July 2008	11%
Institutional Class
Income Replacement 2040
January 2008	10%
February 2008	10%
March 2008	11%
April 2008	11%
May 2008	10%
June 2008	10%
July 2008	11%
Institutional Class
Income Replacement 2042
January 2008	10%
February 2008	11%
March 2008	11%
April 2008	11%
May 2008	10%
June 2008	11%
July 2008	11%

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Income Replacement Funds

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of each fund's Advisory Contract.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of each fund's Advisory Contract and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew each fund's Advisory Contract was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination to renew each fund's Advisory Contract, the Board is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Strategic Advisers, Inc. (the Investment Adviser), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Adviser's investment staff, its use of technology, and the Investment Adviser's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Adviser and its affiliates under the each fund's Advisory Contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the Investment Adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. The Board noted that it is not possible to evaluate performance in any comprehensive fashion because each fund had been in operation for less than one calendar year. Once a fund has been in operation for at least one calendar year, the Board will review the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against a proprietary custom index and, if a meaningful peer group exists, a peer group of mutual funds.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Annual Report

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Adviser to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board noted that the funds do not pay the Investment Adviser a management fee for investment advisory services. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the period of each fund's operations shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 0% means that 100% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Income Replacement 2016 Fund

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2018 Fund

Income Replacement 2020 Fund

Annual Report

Income Replacement 2022 Fund

Income Replacement 2024 Fund

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2026 Fund

Income Replacement 2028 Fund

Annual Report

Income Replacement 2030 Fund

Income Replacement 2032 Fund

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2034 Fund

Income Replacement 2036 Fund

Annual Report

Income Replacement 2038 Fund

Income Replacement 2040 Fund

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2042 Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for the period.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the total expenses of each class of each fund, the Board noted that each fund invests in Institutional Class of the underlying fund (if that underlying fund offers multiple classes of shares) to avoid charging fund-paid 12b-1 fees at both fund levels. The Board considered that the funds do not pay transfer agent fees. Instead, Institutional Class of each underlying fund (or the underlying fund, if that underlying fund does not offer multiple classes of shares) bears its pro rata portion of each fund's transfer agent fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that the Investment Adviser pays all other expenses of each fund, with limited exceptions.

The Board noted that the total expenses of each of Class A, Class C, and Institutional Class of each fund ranked below its competitive median for the period, and each of Class T and the retail class of each fund ranked equal to its competitive median.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of each fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each underlying fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contract because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Annual Report

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of each fund's Advisory Contract because the funds do not pay management fees and the Investment Adviser pays all other expenses of each fund, with limited exceptions.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contract should be renewed.

Annual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Mellon Bank

Pittsburgh, PA

ARWI-UANN-0908
1.848183.100

Fidelity®
Ultra-Short Bond
Fund

Annual Report

July 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Domestic and international securities markets have struggled thus far in 2008. High-grade fixed-income investments produced modestly positive results, but many stock benchmarks suffered double-digit losses through the first half of this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of Ultra-Short Bond's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2008	Past 1 year	Past 5 years	Life of fund A
Ultra-Short Bond	-12.42%	-0.48%	-0.08%

A From August 29, 2002.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Ultra-Short Bond, a class of the fund, on August 29, 2002, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® 6 Month Swap Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Robert Galusza, who became sole Portfolio Manager of Fidelity® Ultra-Short Bond Fund on July 1, 2008

Bonds with less credit risk generally produced higher returns for investment-grade debt during the 12 months ending July 31, 2008. In that span, the Lehman Brothers® U.S. Aggregate Index - a proxy for high-quality, fixed-rate, taxable bonds - returned 6.15%. Treasuries did the best, buoyed by their reputation as the safest haven in turbulent times, with the Lehman Brothers U.S. Treasury Index up 8.99% during the period. Agency bonds, with their perceived "implicit" government backing, also did well, as the Lehman Brothers U.S. Agency Index rose 7.79%. Mortgage-backed securities ended the period with a gain of 6.96%, according to the Lehman Brothers U.S. Mortgage-Backed Securities Index, while the Lehman Brothers U.S. Credit Index - a measure of high-quality corporate debt - finished with a modest 2.85% increase. The asset-backed sector - home to weak-performing subprime debt - had negative results, as reflected in the 2.69% loss of the Lehman Brothers U.S. Fixed-Rate Asset-Backed Securities Index.

During the past year, Ultra-Short Bond returned -12.42% and the Lehman Brothers 6 Month Swap Index gained 4.62%. Throughout much of the reporting period, the fund held positions in a number of sectors that were hurt the worst by an expanding host of worries related to the credit crunch. Specifically, the bulk of the fund's underperformance stemmed from its exposure to asset-backed securities (ABS) - particularly those backed by subprime mortgages - commercial mortgage-backed securities (CMBS), collateralized mortgage obligations (CMOs) and corporate securities. Though these short-duration instruments - held both directly and also through Fidelity Ultra-Short Central Fund - were mostly highly rated (AA or AAA), their market values dropped significantly during the period. In an attempt to reduce the fund's overall volatility, manage anticipated shareholder redemptions and position the fund based on our view of future market risk, we undertook a number of initiatives in accordance with the principal investment strategies of the fund. We considerably reduced our stake in subprime mortgage securities and other types of securitized investments. We achieved this by initially reducing and ultimately liquidating the fund's underlying stake in Fidelity Ultra-Short Central Fund and by selling some holdings we believed would continue to experience extreme volatility. At the end of the period, the fund's stake in cash and cash-like instruments stood at roughly 82% of net assets, with the remainder invested in ABS, CMBS, CMOs, commercial paper, corporate bonds and mortgage pass-through securities.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2008 to July 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Beginning Account Value February 1, 2008	Ending Account Value July 31, 2008	Expenses Paid During Period* February 1, 2008 to July 31, 2008
Class A
Actual	$ 1,000.00	$ 945.60	$ 3.29
HypotheticalA	$ 1,000.00	$ 1,021.48	$ 3.42
Class T
Actual	$ 1,000.00	$ 945.50	$ 3.43
HypotheticalA	$ 1,000.00	$ 1,021.33	$ 3.57
Ultra-Short Bond
Actual	$ 1,000.00	$ 946.70	$ 2.18
HypotheticalA	$ 1,000.00	$ 1,022.63	$ 2.26
Institutional Class
Actual	$ 1,000.00	$ 946.40	$ 2.56
HypotheticalA	$ 1,000.00	$ 1,022.23	$ 2.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.68%
Class T	.71%
Ultra-Short Bond	.45%
Institutional Class	.53%

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.
Quality Diversification (% of fund's net assets)
As of July 31, 2008*	As of January 31, 2008*
U.S. Government and U.S. Government Agency Obligations 0.5%	U.S. Government and U.S. Government Agency Obligations 1.4%
AAA 7.5%	AAA 27.8%
AA 2.1%	AA 13.2%
A 0.8%	A 13.1%
BBB 1.6%	BBB 18.1%
BB and Below 0.2%	BB and Below 0.1%
Not Rated 0.2%	Not Rated 0.9%
Short-Term Investments and Net Other Assets 87.1%	Short-Term Investments and Net Other Assets 25.4%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of July 31, 2008
6 months ago
Years	0.3	1.6

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of July 31, 2008
6 months ago
Years	0.2	0.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of July 31, 2008*		As of January 31, 2008**
	Corporate Bonds 1.8%		Corporate Bonds 11.0%
	U.S. Government and U.S. Government Agency Obligations 0.5%		U.S. Government and U.S. Government Agency Obligations 1.4%
	Asset-Backed Securities 6.4%		Asset-Backed Securities 32.6%
	CMOs and Other Mortgage Related Securities 4.2%		CMOs and Other Mortgage Related Securities 29.6%
	Short-Term Investments and Net Other Assets 87.1%		Short-Term Investments and Net Other Assets 25.4%
* Foreign investments	2.4%	** Foreign investments	14.5%
* Futures and Swaps	0.0%	** Futures and Swaps	27.0%

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments July 31, 2008

Showing Percentage of Net Assets

Nonconvertible Bonds - 1.8%
	Principal Amount	Value
FINANCIALS - 1.8%
Capital Markets - 0.4%
Bear Stearns Companies, Inc. 2.7281% 2/23/10 (b)	$ 1,500,000	$ 1,476,080
Commercial Banks - 0.1%
Sovereign Bank 4.375% 8/1/13 (b)	500,000	383,978
Consumer Finance - 0.6%
General Electric Capital Corp. 2.8763% 6/15/09 (b)	1,900,000	1,899,937
Insurance - 0.5%
Metropolitan Life Global Funding I 3.5513% 6/25/10 (a)(b)	1,500,000	1,498,622
Thrifts & Mortgage Finance - 0.2%
Independence Community Bank Corp. 4.8625% 6/20/13 (b)	735,000	547,708
TOTAL NONCONVERTIBLE BONDS (Cost $6,086,888)		5,806,325
U.S. Government Agency - Mortgage Securities - 0.5%

Freddie Mac - 0.5%
4.482% 6/1/35 (b) (Cost $1,509,375)	1,500,000	1,499,025
Asset-Backed Securities - 6.4%

ACE Securities Corp. Home Equity Loan Trust:
Series 2003-HE1 Class M1, 3.4363% 11/25/33 (b)(c)	113,099	90,057
Series 2003-HS1:
Class M1, 3.2113% 6/25/33 (b)(c)	6,004	5,884
Class M2, 4.2113% 6/25/33 (b)(c)	50,000	42,437
Series 2004-HE1 Class M1, 2.9613% 2/25/34 (b)(c)	56,106	55,186
Series 2006-HE2:
Class M3, 2.8013% 5/25/36 (b)(c)	240,000	16,800
Class M4, 2.8613% 5/25/36 (b)(c)	200,000	15,960
Class M5, 2.9013% 5/25/36 (b)(c)	295,000	15,316
Ameriquest Mortgage Securities, Inc.:
Series 2004-R11 Class M1, 3.1213% 11/25/34 (b)(c)	560,000	434,203
Series 2004-R9 Class M2, 3.1113% 10/25/34 (b)(c)	720,000	534,346
Argent Securities, Inc. Series 2004-W7 Class M1, 3.0113% 5/25/34 (b)(c)	305,000	226,942
Asset-Backed Securities - continued
	Principal Amount	Value
Capital One Master Trust Series 2001-6 Class A, 2.65% 6/15/11 (b)	$ 2,000,000	$ 1,999,987
Capital Trust Ltd. Series 2004-1:
Class A2, 3.2363% 7/20/39 (a)(b)	265,000	204,050
Class B, 3.5363% 7/20/39 (a)(b)	140,000	93,800
Class C, 3.5581% 7/20/39 (a)(b)	180,000	93,600
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 2.6381% 5/20/17 (a)(b)	329,520	276,381
Chase Issuance Trust Series 2007-14 Class A, 2.7075% 9/15/11 (b)	2,000,000	1,993,462
Citibank Credit Card Issuance Trust Series 2003-A8 Class A8, 3.5% 8/16/10	3,000,000	3,000,690
Countrywide Home Loans, Inc. Series 2002-6 Class AV1, 3.3213% 5/25/33 (b)(c)	16,267	11,262
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 2.5544% 5/28/35 (b)	80,751	58,715
Class AB3, 2.6976% 5/28/35 (b)	32,052	21,558
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 3.2863% 3/25/34 (b)(c)	7,718	7,145
Fremont Home Loan Trust:
Series 2005-A:
Class M1, 2.8913% 1/25/35 (b)(c)	150,843	132,504
Class M2, 2.9213% 1/25/35 (b)(c)	325,000	276,937
Class M4, 3.1413% 1/25/35 (b)(c)	125,000	56,640
Series 2006-A:
Class M4, 2.8613% 5/25/36 (b)(c)	685,000	34,654
Class M5, 2.9613% 5/25/36 (b)(c)	365,000	16,228
GSAMP Trust:
Series 2003-FM1 Class M1, 3.6881% 3/20/33 (b)(c)	445,890	344,452
Series 2006-NC2 Class M4, 2.8113% 6/25/36 (b)(c)	1,541,000	79,130
Series 2007-HE1 Class M1, 2.7113% 3/25/47 (b)(c)	335,000	68,625
GSR Mortgage Loan Trust Series 2005-9 Class 2A1, 2.5813% 8/25/35 (b)	50,343	49,367
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 3.5413% 5/25/30 (a)(b)	650,741	475,041
Home Equity Asset Trust:
Series 2002-3 Class A5, 3.3413% 2/25/33 (b)(c)	14	9
Series 2003-5:
Class A2, 3.1613% 12/25/33 (b)(c)	10,566	8,443
Class M1, 3.5113% 12/25/33 (b)(c)	129,805	114,092
Series 2003-7 Class A2, 3.2213% 3/25/34 (b)(c)	2,079	1,382
Household Home Equity Loan Trust Series 2004-1 Class M, 2.9781% 9/20/33 (b)(c)	83,635	65,943
Asset-Backed Securities - continued
	Principal Amount	Value
MBNA Credit Card Master Note Trust:
Series 2003-A11 Class A11, 3.65% 3/15/11	$ 2,000,000	$ 2,002,753
Series 2003-A9 Class A9, 2.59% 2/15/11 (b)	2,000,000	1,999,821
Meritage Mortgage Loan Trust Series 2004-1 Class M2, 3.2863% 7/25/34 (b)(c)	3,764	1,102
Merrill Lynch Mortgage Investors Trust Series 2004-HE2 Class A1B, 2.9313% 8/25/35 (b)(c)	39,863	30,477
Morgan Stanley ABS Capital I Trust Series 2004-HE6 Class A2, 2.8013% 8/25/34 (b)(c)	65,756	42,925
Morgan Stanley Dean Witter Capital I Trust Series 2002-AM3 Class A3, 3.4413% 2/25/33 (b)(c)	14,114	10,912
NovaStar Mortgage Funding Trust Series 2003-3 Class A3, 2.9113% 12/25/33 (b)(c)	41,200	35,503
Ocala Funding LLC Series 2006-1A Class A, 4.1863% 3/20/11 (a)(b)	965,000	675,500
Park Place Securities, Inc.:
Series 2004-WCW1 Class M4, 3.9113% 9/25/34 (b)(c)	435,000	99,889
Series 2004-WWF1:
Class A5, 2.9313% 1/25/35 (b)(c)	3	2
Class M4, 3.5613% 1/25/35 (b)(c)	945,000	546,440
Series 2005-WCH1 Class M3, 3.0213% 1/25/35 (b)(c)	425,000	265,819
Providian Master Note Trust Series 2006-C1A Class C1, 3.01% 3/16/15 (a)(b)	2,465,000	1,553,320
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 3.2613% 4/25/33 (b)(c)	1,451	1,110
SLMA Student Loan Trust Series 2004-10 Class A3, 2.89% 10/25/16 (b)	1,384,181	1,381,370
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 2.8913% 9/25/34 (b)(c)	21,802	16,147
Series 2003-6HE Class A1, 2.9313% 11/25/33 (b)(c)	17,086	13,322
WaMu Master Note Trust Series 2007-C1 Class C1, 2.86% 5/15/14 (a)(b)	1,595,000	1,194,614
TOTAL ASSET-BACKED SECURITIES (Cost $27,915,513)		20,792,254
Collateralized Mortgage Obligations - 3.4%
	Principal Amount	Value
Private Sponsor - 3.4%
Bear Stearns Alt-A Trust floater Series 2005-2 Class 1A1, 2.7113% 3/25/35 (b)	$ 443,807	$ 282,148
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 2.8613% 2/25/35 (b)	165,734	135,206
Series 2004-4 Class 5A2, 2.8613% 3/25/35 (b)	35,547	26,661
Series 2005-1 Class 5A2, 2.7913% 5/25/35 (b)	112,713	80,277
Series 2005-10 Class 5A2, 2.7813% 1/25/36 (b)	768,241	400,519
Series 2005-2:
Class 6A2, 2.7413% 6/25/35 (b)	34,993	23,901
Class 6M2, 2.9413% 6/25/35 (b)	1,375,000	550,641
Series 2005-3 Class 8A2, 2.7013% 7/25/35 (b)	532,040	341,583
Series 2005-5 Class 6A2, 2.6913% 9/25/35 (b)	450,934	307,111
Series 2005-8 Class 7A2, 2.7413% 11/25/35 (b)	342,138	236,074
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 2.8613% 3/25/34 (b)	337	248
Series 2004-AR3 Class 6A2, 3.2013% 4/25/34 (b)	1,132	813
Series 2004-AR5 Class 11A2, 3.2013% 6/25/34 (b)	22,645	18,755
Series 2004-AR6 Class 9A2, 3.2013% 10/25/34 (b)	28,271	23,233
Series 2004-AR7 Class 6A2, 2.8413% 8/25/34 (b)	42,794	37,911
Series 2004-AR8 Class 8A2, 2.8413% 9/25/34 (b)	29,976	25,865
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 2.6213% 3/25/37 (b)	1,375,000	726,659
First Horizon Mortgage pass-thru Trust floater Series 2004-FL1 Class 2A1, 3.48% 12/25/34 (b)	53,760	45,262
GSR Mortgage Loan Trust floater Series 2004-11 Class 2A1, 2.7913% 12/20/34 (b)	462,326	425,344
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 2.9113% 10/25/34 (b)	321,101	254,478
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 2.8313% 3/25/35 (b)	231,100	174,772
Series 2005-1:
Class M4, 3.2113% 4/25/35 (b)	32,297	6,847
Class M5, 3.2313% 4/25/35 (b)	32,297	5,711
Class M6, 3.2813% 4/25/35 (b)	50,384	7,641
Series 2005-4 Class 1B1, 3.7613% 5/25/35 (b)	212,658	27,131
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 2.85% 9/26/45 (a)(b)	391,371	211,233
MASTR Adjustable Rate Mortgages Trust floater:
Series 2004-11:
Class 1A4, 2.9513% 11/25/34 (b)	28,840	22,294
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
MASTR Adjustable Rate Mortgages Trust floater: - continued
Series 2004-11:
Class 2A1, 2.8413% 11/25/34 (b)	$ 10,577	$ 8,598
Class 2A2, 2.9013% 11/25/34 (b)	2,329	1,822
Series 2005-1 Class 1A1, 2.7313% 3/25/35 (b)	57,000	39,337
MASTR Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2402% 8/25/17 (b)	304,908	292,680
Merrill Lynch Mortgage Investors Trust floater:
Series 2003-A Class 2A2, 3.4806% 3/25/28 (b)	21,616	19,312
Series 2003-D Class A, 2.7713% 8/25/28 (b)	276,715	257,793
Series 2003-E Class A2, 3.4006% 10/25/28 (b)	99,121	92,524
Series 2003-F Class A2, 5.7613% 10/25/28 (b)	114,742	107,030
Series 2004-A Class A2, 2.7475% 4/25/29 (b)	156,213	143,132
Series 2004-B Class A2, 5.125% 6/25/29 (b)	116,103	107,829
Series 2004-C Class A2, 5.155% 7/25/29 (b)	173,715	164,511
Series 2004-D Class A2, 2.8575% 9/25/29 (b)	201,634	186,903
Series 2005-A Class A2, 3.3206% 2/25/30 (b)	184,239	174,838
Series 2005-B Class A2, 3.0388% 7/25/30 (b)	197,010	164,913
Series 2006-MLN1 Class M4, 2.8213% 7/25/37 (b)(c)	1,015,000	62,905
MortgageIT Trust floater Series 2004-2:
Class A1, 2.8313% 12/25/34 (b)	258,088	227,720
Class A2, 2.9113% 12/25/34 (b)	348,611	304,044
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.7069% 10/25/35 (b)	531,721	499,893
Residential Asset Mortgage Products, Inc. Series 2005-AR5 Class 1A1, 4.7612% 9/19/35 (b)	290,235	274,044
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 3.31% 9/20/33 (b)	101,851	82,714
Series 2004-1 Class A, 4.1113% 2/20/34 (b)	80,404	65,066
Series 2004-10 Class A4, 4.0938% 11/20/34 (b)	201,822	162,199
Series 2004-12 Class 1A2, 5.115% 1/20/35 (b)	354,352	292,726
Series 2004-4 Class A, 4.0713% 5/20/34 (b)	255,030	206,144
Series 2004-5 Class A3, 3.1663% 6/20/34 (b)	94,561	76,399
Series 2004-6 Class A3A, 3.4913% 6/20/35 (b)	100,524	80,999
Series 2004-7:
Class A3A, 4.1363% 8/20/34 (b)	120,849	97,408
Class A3B, 4.3613% 7/20/34 (b)	234,657	191,658
Series 2004-8 Class A2, 3.35% 9/20/34 (b)	389,887	314,377
Series 2005-1 Class A2, 4.0613% 2/20/35 (b)	211,159	164,603
Series 2005-2 Class A2, 3.23% 3/20/35 (b)	288,345	209,897
Soundview Home Equity Loan Trust floater Series 2006-EQ1 Class M7, 3.2613% 9/25/36 (b)(c)	330,000	20,549
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Structured Asset Securities Corp. floater:
Series 2004-NP1 Class A, 2.8613% 9/25/33 (a)(b)	$ 65,323	$ 58,967
Series 2007-GEL1 Class A2, 2.6513% 1/25/37 (a)(b)(c)	1,000,000	559,500
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 2.6613% 9/25/36 (b)	1,000,000	650,000
WaMu Mortgage pass-thru certificates:
floater Series 2006-AR11 Class C1B1, 2.5413% 9/25/46 (b)	214,577	207,861
sequential payer Series 2002-S6 Class A25, 6% 10/25/32	75,719	75,823
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $17,063,644)		11,045,036
Commercial Mortgage Securities - 0.8%

Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF Class K, 3.11% 8/15/19 (a)(b)	420,000	361,200
Series 2006-XLF Class C, 3.66% 7/15/19 (a)(b)	570,000	478,800
Series 2007-XLFA Class B, 2.59% 10/15/20 (a)(b)	440,000	402,600
Series 2007-XLC1:
Class C, 3.0575% 7/17/17 (a)(b)	843,811	607,544
Class D, 3.1575% 7/17/17 (a)(b)	397,088	266,049
Class E, 3.2575% 7/17/17 (a)(b)	320,725	205,264
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 2.9419% 3/24/18 (a)(b)	150,156	135,141
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $3,142,315)		2,456,598
Commercial Paper - 4.9%

Australia & New Zealand Banking Group Ltd. yankee 2.72% 10/15/08	2,000,000	1,988,389
Barclays U.S. Funding Corp. yankee 2.78% 10/29/08	2,000,000	1,985,900
BNP Paribas Finance, Inc. yankee 2.779% 11/3/08	2,000,000	1,985,001
CBA Finance, Inc. yankee:
2.72% 10/7/08	1,132,000	1,126,205
2.72% 10/8/08	1,000,000	994,796
Natexis Banques Populaires US Finance Co. LLC yankee 2.995% 11/4/08	2,000,000	1,984,821
Commercial Paper - continued
	Principal Amount	Value
Royal Bank of Scotland PLC yankee 2.82% 9/8/08	$ 2,000,000	$ 1,994,557
Societe Generale North America, Inc. yankee 2.85% 9/10/08	2,000,000	1,994,242
UniCredito Italiano Bank (Ireland) PLC yankee 2.935% 10/24/08	2,000,000	1,986,660
TOTAL COMMERCIAL PAPER (Cost $16,038,485)		16,040,571
Cash Equivalents - 82.4%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 2.19%, dated 7/31/08 due 8/1/08 (Collateralized by U.S. Government Obligations) #	$ 182,126,086	182,115,000
With:
Banc of America Securities LLC at:
2.37%, dated 7/31/08 due 8/1/08 (Collateralized by Corporate Obligations valued at $13,650,898, 2.73% - 6.63%, 11/28/08 - 7/15/18)	13,000,855	13,000,000
2.39%, dated 7/31/08 due 8/1/08 (Collateralized by Corporate Obligations valued at $2,100,139, 6.5%, 11/1/17)	2,000,133	2,000,000
Barclays Capital, Inc. at 2.34%, dated 7/31/08 due 8/1/08 (Collateralized by Corporate Obligations valued at $13,650,001, 5.13%- 5.48%, 6/16/10 - 1/15/15)	13,000,844	13,000,000
J.P. Morgan Securities, Inc. at 2.39%, dated 7/31/08 due 8/1/08 (Collateralized by Corporate Obligations valued at $13,652,315, 8.75%, 12/29/10)	13,000,862	13,000,000
Lehman Brothers, Inc. at 2.41%, dated 7/31/08 due 8/1/08 (Collateralized by Municipal Bond Obligations valued at $15,755,000, 2.2%, 4/1/47)	15,001,003	15,000,000
Cash Equivalents - 82.4%
	Maturity Amount	Value
With: - continued
Merrill Lynch, Pierce, Fenner & Smith at 2.34%, dated 7/31/08 due 8/1/08 (Collateralized by Mortgage Loan Obligations valued at $15,752,629, 2.58%, 2/15/20)	$ 15,000,974	$ 15,000,000
Wachovia Securities, Inc. at 2.39%, dated 7/31/08 due 8/1/08 (Collateralized by Commercial Paper Obligations valued at $15,451,025, 8/12/08)	15,000,995	15,000,000
TOTAL CASH EQUIVALENTS (Cost $268,115,000)		268,115,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $339,871,220)		325,754,809
NET OTHER ASSETS - (0.2)%		(581,564)
NET ASSETS - 100%		$ 325,173,245
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,351,226 or 2.9% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Security or a portion of the security backed by subprime mortgage loans. At period end, the value of these securities amounted to $4,361,179 or 1.4% of net assets.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$182,115,000 due 8/01/08 at 2.19%
BNP Paribas Securities Corp.	$ 13,614,591
Banc of America Securities LLC	21,116,508
Bank of America, NA	20,437,101
Barclays Capital, Inc.	88,908,134
Greenwich Capital Markets, Inc.	3,334,185
ING Financial Markets LLC	18,893,718
J.P. Morgan Securities, Inc.	10,253,787
RBC Capital Markets Corp.	2,778,488
WestLB AG	2,778,488
$ 182,115,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 4,105,565
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 255,014,810	$ -	$ 235,895,358	$ -	0.0%
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	97.6%
Others (individually less than 1%)	2.4%
100.0%
Income Tax Information
At July 31, 2008, the fund had a capital loss carryforward of approximately $14,622,425 of which $1,917,431, $518,690 and $12,186,304 will expire on July 31, 2014, 2015 and 2016, respectively.
The fund intends to elect to defer to its fiscal year ending July 31, 2009 approximately $97,399,166 of losses recognized during the period November 1, 2007 to July 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2008

Assets
Investment in securities, at value (including repurchase agreements of $268,115,000) - See accompanying schedule: Unaffiliated issuers (cost $339,871,220)		$ 325,754,809
Receivable for fund shares sold		140,581
Interest receivable		140,677
Other receivables		95,900
Total assets		326,131,967

Liabilities
Payable to custodian bank	$ 395
Payable for fund shares redeemed	809,883
Distributions payable	22,945
Accrued management fee	86,493
Distribution fees payable	1,053
Other affiliated payables	37,953
Total liabilities		958,722

Net Assets		$ 325,173,245
Net Assets consist of:
Paid in capital		$ 451,846,561
Distributions in excess of net investment income		(535,314)
Accumulated undistributed net realized gain (loss) on investments		(112,021,591)
Net unrealized appreciation (depreciation) on investments		(14,116,411)
Net Assets		$ 325,173,245

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

July 31, 2008

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,268,258 ÷ 759,027 shares)	$ 8.26

Maximum offering price per share (100/98.50 of $8.26)	$ 8.39
Class T: Net Asset Value and redemption price per share ($2,910,226 ÷ 352,381 shares)	$ 8.26

Maximum offering price per share (100/98.50 of $8.26)	$ 8.39
Ultra-Short Bond: Net Asset Value, offering price and redemption price per share ($315,401,186 ÷ 38,187,961 shares)	$ 8.26

Institutional Class: Net Asset Value, offering price and redemption price per share ($593,575 ÷ 71,872 shares)	$ 8.26

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended July 31, 2008

Investment Income
Interest		$ 22,134,827
Income from Fidelity Central Funds		4,105,565
Total income		26,240,392

Expenses
Management fee	$ 1,676,755
Transfer agent fees	542,646
Distribution fees	19,770
Fund wide operations fee	182,891
Independent trustees' compensation	2,524
Miscellaneous	1,577
Total expenses before reductions	2,426,163
Expense reductions	(14,872)	2,411,291
Net investment income		23,829,101
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(83,363,462)
Fidelity Central Funds	(23,922,089)
Futures contracts	1,456,351
Swap agreements	(6,787,666)
Total net realized gain (loss)		(112,616,866)
Change in net unrealized appreciation (depreciation) on: Investment securities	3,839,529
Futures contracts	122,630
Swap agreements	3,056,651
Total change in net unrealized appreciation (depreciation)		7,018,810
Net gain (loss)		(105,598,056)
Net increase (decrease) in net assets resulting from operations		$ (81,768,955)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2008	Year ended July 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 23,829,101	$ 51,627,290
Net realized gain (loss)	(112,616,866)	(1,037,412)
Change in net unrealized appreciation (depreciation)	7,018,810	(20,635,029)
Net increase (decrease) in net assets resulting from operations	(81,768,955)	29,954,849
Distributions to shareholders from net investment income	(21,041,939)	(51,625,727)
Distributions to shareholders from return of capital	(2,083,483)	-
Total distributions	(23,125,422)	(51,625,727)
Share transactions - net increase (decrease)	(571,462,575)	161,604,013
Redemption fees	64,200	39,619
Total increase (decrease) in net assets	(676,292,752)	139,972,754

Net Assets
Beginning of period	1,001,465,997	861,493,243
End of period (including distributions in excess of net investment income of $535,314 and undistributed net investment income of $539,837, respectively)	$ 325,173,245	$ 1,001,465,997

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended July 31,

2008

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.82	$ 10.02	$ 10.03	$ 10.05	$ 10.04
Income from Investment Operations
Net investment income E	.384	.493	.400	.223	.013
Net realized and unrealized gain (loss)	(1.612)	(.198)	(.009)	(.026)	.011
Total from investment operations	(1.228)	.295	.391	.197	.024
Distributions from net investment income	(.294)	(.495)	(.401)	(.214)	(.014)
Distributions from net realized gain	-	-	-	(.003)	-
Return of capital	(.039)	-	-	-	-
Total distributions	(.333)	(.495)	(.401)	(.217)	(.014)
Redemption fees added to paid in capital E	.001	- J	- J	- J	-J
Net asset value, end of period	$ 8.26	$ 9.82	$ 10.02	$ 10.03	$ 10.05
Total Return B, C, D	(12.71)%	2.97%	3.97%	1.98%	.24%
Ratios to Average Net Assets F, I
Expenses before reductions	.67%	.66%	.70%	.78%	.85% A
Expenses net of fee waivers, if any	.67%	.66%	.70%	.70%	.70% A
Expenses net of all reductions	.66%	.66%	.70%	.70%	.70% A
Net investment income	4.26%	4.96%	4.00%	2.23%	1.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,268	$ 13,735	$ 4,553	$ 2,557	$ 316
Portfolio turnover rate G	11%	29%	39%	33%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,

2008

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.82	$ 10.02	$ 10.03	$ 10.05	$ 10.04
Income from Investment Operations
Net investment income E	.377	.491	.404	.222	.013
Net realized and unrealized gain (loss)	(1.607)	(.199)	(.011)	(.025)	.010
Total from investment operations	(1.230)	.292	.393	.197	.023
Distributions from net investment income	(.292)	(.492)	(.403)	(.214)	(.013)
Distributions from net realized gain	-	-	-	(.003)	-
Return of capital	(.039)	-	-	-	-
Total distributions	(.331)	(.492)	(.403)	(.217)	(.013)
Redemption fees added to paid in capital E	.001	- J	- J	- J	- J
Net asset value, end of period	$ 8.26	$ 9.82	$ 10.02	$ 10.03	$ 10.05
Total Return B, C, D	(12.72)%	2.95%	4.00%	1.98%	.23%
Ratios to Average Net Assets F, I
Expenses before reductions	.69%	.69%	.68%	.77%	.86% A
Expenses net of fee waivers, if any	.69%	.69%	.68%	.70%	.70% A
Expenses net of all reductions	.69%	.69%	.68%	.70%	.70% A
Net investment income	4.23%	4.93%	4.03%	2.23%	1.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,910	$ 4,818	$ 4,624	$ 4,044	$ 356
Portfolio turnover rate G	11%	29%	39%	33%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Ultra-Short Bond

Years ended July 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 9.81	$ 10.02	$ 10.03	$ 10.05	$ 10.02
Income from Investment Operations
Net investment income C	.404	.516	.427	.241	.122
Net realized and unrealized gain (loss)	(1.603)	(.210)	(.011)	(.026)	.029
Total from investment operations	(1.199)	.306	.416	.215	.151
Distributions from net investment income	(.310)	(.516)	(.426)	(.232)	(.122)
Distributions from net realized gain	-	-	-	(.003)	-
Return of capital	(.042)	-	-	-	-
Total distributions	(.352)	(.516)	(.426)	(.235)	(.122)
Redemption fees added to paid in capital C	.001	- G	- G	- G	.001
Net asset value, end of period	$ 8.26	$ 9.81	$ 10.02	$ 10.03	$ 10.05
Total Return A, B	(12.42)%	3.09%	4.23%	2.16%	1.52%
Ratios to Average Net Assets D, F
Expenses before reductions	.45%	.45%	.45%	.58%	.62%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.53%	.55%
Expenses net of all reductions	.45%	.45%	.45%	.53%	.55%
Net investment income	4.47%	5.17%	4.26%	2.41%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 315,401	$ 974,602	$ 850,329	$ 906,644	$ 580,174
Portfolio turnover rate E	11%	29%	39%	33%	53%

A Total returns for periods of less than one year are not annualized.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended July 31,

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.81	$ 10.02	$ 10.03	$ 10.05	$ 10.04
Income from Investment Operations
Net investment income D	.416	.510	.420	.240	.015
Net realized and unrealized gain (loss)	(1.619)	(.206)	(.008)	(.026)	.010
Total from investment operations	(1.203)	.304	.412	.214	.025
Distributions from net investment income	(.306)	(.514)	(.422)	(.231)	(.015)
Distributions from net realized gain	-	-	-	(.003)	-
Return of capital	(.042)	-	-	-	-
Total distributions	(.348)	(.514)	(.422)	(.234)	(.015)
Redemption fees added to paid in capital D	.001	- I	- I	- I	- I
Net asset value, end of period	$ 8.26	$ 9.81	$ 10.02	$ 10.03	$ 10.05
Total Return B, C	(12.46)%	3.06%	4.19%	2.15%	.25%
Ratios to Average Net Assets E, H
Expenses before reductions	.48%	.48%	.49%	.58%	.67% A
Expenses net of fee waivers, if any	.48%	.48%	.49%	.55%	.55% A
Expenses net of all reductions	.48%	.48%	.49%	.55%	.55% A
Net investment income	4.44%	5.14%	4.22%	2.38%	1.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 594	$ 8,312	$ 1,987	$ 509	$ 376
Portfolio turnover rate F	11%	29%	39%	33%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2008

1. Organization.

Fidelity Ultra-Short Bond Fund (the Fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Ultra-Short Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Ultra-Short Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

Annual Report

2. Investments in Fidelity Central Funds - continued

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE) normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. Certain adjustments have been made to the accounts relating to prior periods. Collectively, these adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, capital loss carryforwards and losses deferred due to excise tax regulations.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 10,957
Unrealized depreciation	(14,125,882)
Net unrealized appreciation (depreciation)	(14,114,925)
Capital loss carryforward	$ (14,622,425)

Cost for federal income tax purposes	$ 339,869,734

The tax character of distributions paid was as follows:

	July 31, 2008	July 31, 2007
Ordinary Income	$ 21,041,939	$ 51,625,727
Tax Return of Capital	2,083,483	-
Total	$ 23,125,422	$ 51,625,727

For the period ended July 31, 2008, the Fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital for tax purposes. This was due to reductions in taxable income available for distribution after certain distributions had been made. The tax treatment of distributions for the 2008 calendar year will be reported to shareholders prior to February 1, 2009.

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 60 days are subject to a redemption fee equal to .25% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

Annual Report

Notes to Financial Statements - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the

Annual Report

4. Operating Policies - continued

Swap Agreements - continued

extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $19,743,713 and $711,838,309, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .31% of the Fund's average net assets.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 14,235	$ 3,550
Class T	0%	.15%	5,535	129
			$ 19,770	$ 3,679

Sales Load. FDC receives a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of a contingent deferred sales charges levied on Class A and Class T redemptions. These charges depend on the holding period. The deferred sales charges range from .75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,706
Class T	2,709
$ 5,415

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund. FIIOC receives an asset-based fee of .10% of Ultra Short Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Company, Inc. (FSC), also an affiliate of FMR, was the transfer agent for Ultra-Short Bond shares. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 15,878.17
Class T	7,026.19
Ultra-Short Bond	516,453.10
Institutional Class	3,289.13
	$ 542,646

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,577 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $11,801. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Ultra-Short Bond	$ 3,071

Annual Report

Notes to Financial Statements - continued

9. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by subprime mortgage loans have resulted in increased volatility of market price and periods of illiquidity that have adversely impacted the valuation of certain issuers of the Fund.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2008	2007
From net investment income
Class A	$ 359,417	$ 470,241
Class T	130,879	210,443
Ultra-Short Bond	20,438,784	50,639,843
Institutional Class	112,859	305,200
Total	$ 21,041,939	$ 51,625,727
Tax Return of Capital
Class A	$ 32,925	$ -
Class T	14,892	-
Ultra-Short Bond	2,029,576	-
Institutional Class	6,090	-
Total	$ 2,083,483	$ -

Annual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended July 31,		Years ended July 31,
	2008	2007	2008	2007
Class A
Shares sold	716,050	1,247,732	$ 6,452,492	$ 12,475,671
Reinvestment of distributions	25,165	37,250	225,078	371,847
Shares redeemed	(1,381,271)	(340,215)	(12,368,618)	(3,395,610)
Net increase (decrease)	(640,056)	944,767	$ (5,691,048)	$ 9,451,908
Class T
Shares sold	400,564	388,444	$ 3,634,901	$ 3,878,571
Reinvestment of distributions	14,754	19,812	132,908	197,787
Shares redeemed	(553,763)	(378,796)	(5,029,354)	(3,788,237)
Net increase (decrease)	(138,445)	29,460	$ (1,261,545)	$ 288,121
Ultra-Short Bond
Shares sold	14,463,915	59,380,876	$ 130,144,280	$ 593,653,669
Reinvestment of distributions	2,308,926	4,599,590	20,889,307	45,902,034
Shares redeemed	(77,883,469)	(49,556,665)	(708,372,416)	(494,187,803)
Net increase (decrease)	(61,110,628)	14,423,801	$ (557,338,829)	$ 145,367,900
Institutional Class
Shares sold	60,495	970,636	$ 554,201	$ 9,707,468
Reinvestment of distributions	5,295	8,301	48,480	82,674
Shares redeemed	(840,939)	(330,344)	(7,773,834)	(3,294,058)
Net increase (decrease)	(775,149)	648,593	$ (7,171,153)	$ 6,496,084

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Ultra-Short Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Ultra-Short Bond Fund (a fund of Fidelity Income Fund) at July 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Ultra-Short Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 24, 2008

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 159 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 377 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Interested Trustees*:

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

George H. Heilmeier (72)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology), Compaq, Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Member and Executive Officers**:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Income Fund. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

John R. Hebble (50)

Year of Election or Appointment: 2008

President and Treasurer of Ultra-Short Bond. Mr. Hebble also serves as President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2003-present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2006

Vice President of Ultra-Short Bond. Mr. Greer also serves as Vice President of Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-
present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Dwight D. Churchill (46)

Year of Election or Appointment: 2008

Vice President of Ultra-Short Bond. Mr. Churchill also serves as Vice President of Fidelity's Bond Funds (2008-present). Mr. Churchill is Executive Vice President of FMR (2005-present), FMR Co., Inc. (2005-present) and Fidelity Investments Money Management, Inc. (2008-present). Previously, Mr. Churchill served as Senior Vice President of FMR (1997-2005) and Senior Vice President of Fidelity Investments Money Management, Inc. (2000-2006).

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of Ultra-Short Bond. Mr. Goebel also serves as Secretary and CLO of other Fidelity funds (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-
present); and Deputy General Counsel of FMR LLC. Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Nancy D. Prior (41)

Year of Election or Appointment: 2008

Assistant Secretary of Ultra-Short Bond. Ms. Prior also serves as Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2002-present).

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) officer of Ultra-Short Bond. Ms. Laurent also serves as AML officer of other Fidelity funds (2008-present) and is an employee of FMR LLC. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (49)

Year of Election or Appointment: 2008

Chief Financial Officer of Ultra-Short Bond. Ms. Reynolds also serves as Chief Financial Officer of other Fidelity funds (2008-present). Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of Ultra-Short Bond. Mr. Whitaker also serves as Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of Ultra-Short Bond. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of Ultra-Short Bond. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)
Year of Election or Appointment: 2004 Assistant Treasurer of Ultra-Short Bond. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004-present) and is an employee of FMR.
Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of Ultra-Short Bond. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of Ultra-Short Bond. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

A total of 0.08% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $6,943,561 of distributions paid during the period January 1, 2008 to July 31, 2008 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Ultra-Short Bond Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, as available, the cumulative total returns of Fidelity Ultra-Short Bond (retail class) and Class T of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Fidelity Ultra-Short Bond (retail class) and Class T show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Ultra-Short Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Ultra-Short Bond (retail class) of the fund was in the fourth quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that may be taken by FMR to improve the fund's disappointing performance and how investment personnel evaluate potential for incremental return against the risks involved in obtaining that incremental return. The Board considered the steps that FMR has taken to strengthen and refine its risk management processes in light of recent credit events that have affected various sectors of the fixed-income markets. The Board will continue to closely monitor the performance of the fund in the coming year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 21% means that 79% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Ultra-Short Bond Fund

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee for Fidelity Ultra-Short Bond (retail class) to 10 basis points, and (iii) limit the total expenses for Fidelity Ultra-Short Bond (retail class) to 45 basis points. These contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class. The fund's Advisor classes are subject to different class-level expenses (transfer agent fees and 12b-1 fees).

The Board noted that each class's total expenses ranked below its competitive median for 2007.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board noted, however, that because the current contractual arrangements set the total fund-level expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Annual Report

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

Fidelity Research & Analysis Company

Fidelity Management & Research
Company (U.K.)

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

ULB-UANN-0908
1.789713.105

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor
Ultra-Short Bond
Fund - Class A and Class T

Annual Report

July 31, 2008

Class A and Class T
are classes of
Fidelity® Ultra-Short Bond Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The managers' review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Domestic and international securities markets have struggled thus far in 2008. High-grade fixed-income investments produced modestly positive results, but many stock benchmarks suffered double-digit losses through the first half of this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2008	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 1.50% sales charge) B	-14.02%	-0.96%	-0.49%
Class T (incl. 1.50% sales charge) C	-14.03%	-0.97%	-0.49%

A Since August 29, 2002

B Class A shares bear a 0.15% 12b-1 fee. The initial offering of Class A shares took place on June 16, 2004. Returns prior to June 16, 2004 are those of Ultra-Short Bond, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to June 16, 2004 would have been lower.

C Class T shares bear a 0.15% 12b-1 fee. The initial offering of Class T shares took place on June 16, 2004. Returns prior to June 16, 2004 are those of Ultra-Short Bond, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to June 16, 2004 would have been lower.

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Ultra-Short Bond Fund - Class A on August 29, 2002, when the fund started, and the current 1.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® 6 Month Swap Index performed over the same period. The initial offering of Class A took place on June 16, 2004. See the previous page for additional information regarding the performance of Class A.

In prior years, the performance from year to year was represented by the performance of Class T. Going forward, the fund's performance will be represented by Class A for consistency with other fund materials.

Annual Report

Management's Discussion of Fund Performance

Comments from Robert Galusza, who became sole Portfolio Manager of Fidelity Advisor Ultra-Short Bond Fund on July 1, 2008

Bonds with less credit risk generally produced higher returns for investment-grade debt during the 12 months ending July 31, 2008. In that span, the Lehman Brothers® U.S. Aggregate Index - a proxy for high-quality, fixed-rate, taxable bonds - returned 6.15%. Treasuries did the best, buoyed by their reputation as the safest haven in turbulent times, with the Lehman Brothers U.S. Treasury Index up 8.99% during the period. Agency bonds, with their perceived "implicit" government backing, also did well, as the Lehman Brothers U.S. Agency Index rose 7.79%. Mortgage-backed securities ended the period with a gain of 6.96%, according to the Lehman Brothers U.S. Mortgage-Backed Securities Index, while the Lehman Brothers U.S. Credit Index - a measure of high-quality corporate debt - finished with a modest 2.85% increase. The asset-backed sector - home to weak-performing subprime debt - had negative results, as reflected in the 2.69% loss of the Lehman Brothers U.S. Fixed-Rate Asset-Backed Securities Index.

During the past year, the fund's Class A and Class T shares returned -12.71% and -12.72%, respectively (excluding sales charges), and the Lehman Brothers 6 Month Swap Index gained 4.62%. Throughout much of the reporting period, the fund held positions in a number of sectors that were hurt the worst by an expanding host of worries related to the credit crunch. Specifically, the bulk of the fund's underperformance stemmed from its exposure to asset-backed securities (ABS) - particularly those backed by subprime mortgages - commercial mortgage-backed securities (CMBS), collateralized mortgage obligations (CMOs) and corporate securities. Though these short-duration instruments - held both directly and also through Fidelity® Ultra-Short Central Fund - were mostly highly rated (AA or AAA), their market values dropped significantly during the period. In an attempt to reduce the fund's overall volatility, manage anticipated shareholder redemptions and position the fund based on our view of future market risk, we undertook a number of initiatives in accordance with the principal investment strategies of the fund. We considerably reduced our stake in subprime mortgage securities and other types of securitized investments. We achieved this by initially reducing and ultimately liquidating the fund's underlying stake in Fidelity Ultra-Short Central Fund and by selling some holdings we believed would continue to experience extreme volatility. At the end of the period, the fund's stake in cash and cash-like instruments stood at roughly 82% of net assets, with the remainder invested in ABS, CMBS, CMOs, commercial paper, corporate bonds and mortgage pass-through securities.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2008 to July 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Beginning Account Value February 1, 2008	Ending Account Value July 31, 2008	Expenses Paid During Period* February 1, 2008 to July 31, 2008
Class A
Actual	$ 1,000.00	$ 945.60	$ 3.29
HypotheticalA	$ 1,000.00	$ 1,021.48	$ 3.42
Class T
Actual	$ 1,000.00	$ 945.50	$ 3.43
HypotheticalA	$ 1,000.00	$ 1,021.33	$ 3.57
Ultra-Short Bond
Actual	$ 1,000.00	$ 946.70	$ 2.18
HypotheticalA	$ 1,000.00	$ 1,022.63	$ 2.26
Institutional Class
Actual	$ 1,000.00	$ 946.40	$ 2.56
HypotheticalA	$ 1,000.00	$ 1,022.23	$ 2.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.68%
Class T	.71%
Ultra-Short Bond	.45%
Institutional Class	.53%

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.
Quality Diversification (% of fund's net assets)
As of July 31, 2008*	As of January 31, 2008*
U.S. Government and U.S. Government Agency Obligations 0.5%	U.S. Government and U.S. Government Agency Obligations 1.4%
AAA 7.5%	AAA 27.8%
AA 2.1%	AA 13.2%
A 0.8%	A 13.1%
BBB 1.6%	BBB 18.1%
BB and Below 0.2%	BB and Below 0.1%
Not Rated 0.2%	Not Rated 0.9%
Short-Term Investments and Net Other Assets 87.1%	Short-Term Investments and Net Other Assets 25.4%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of July 31, 2008
6 months ago
Years	0.3	1.6

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of July 31, 2008
6 months ago
Years	0.2	0.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of July 31, 2008*		As of January 31, 2008**
	Corporate Bonds 1.8%		Corporate Bonds 11.0%
	U.S. Government and U.S. Government Agency Obligations 0.5%		U.S. Government and U.S. Government Agency Obligations 1.4%
	Asset-Backed Securities 6.4%		Asset-Backed Securities 32.6%
	CMOs and Other Mortgage Related Securities 4.2%		CMOs and Other Mortgage Related Securities 29.6%
	Short-Term Investments and Net Other Assets 87.1%		Short-Term Investments and Net Other Assets 25.4%
* Foreign investments	2.4%	** Foreign investments	14.5%
* Futures and Swaps	0.0%	** Futures and Swaps	27.0%

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments July 31, 2008

Showing Percentage of Net Assets

Nonconvertible Bonds - 1.8%
	Principal Amount	Value
FINANCIALS - 1.8%
Capital Markets - 0.4%
Bear Stearns Companies, Inc. 2.7281% 2/23/10 (b)	$ 1,500,000	$ 1,476,080
Commercial Banks - 0.1%
Sovereign Bank 4.375% 8/1/13 (b)	500,000	383,978
Consumer Finance - 0.6%
General Electric Capital Corp. 2.8763% 6/15/09 (b)	1,900,000	1,899,937
Insurance - 0.5%
Metropolitan Life Global Funding I 3.5513% 6/25/10 (a)(b)	1,500,000	1,498,622
Thrifts & Mortgage Finance - 0.2%
Independence Community Bank Corp. 4.8625% 6/20/13 (b)	735,000	547,708
TOTAL NONCONVERTIBLE BONDS (Cost $6,086,888)		5,806,325
U.S. Government Agency - Mortgage Securities - 0.5%

Freddie Mac - 0.5%
4.482% 6/1/35 (b) (Cost $1,509,375)	1,500,000	1,499,025
Asset-Backed Securities - 6.4%

ACE Securities Corp. Home Equity Loan Trust:
Series 2003-HE1 Class M1, 3.4363% 11/25/33 (b)(c)	113,099	90,057
Series 2003-HS1:
Class M1, 3.2113% 6/25/33 (b)(c)	6,004	5,884
Class M2, 4.2113% 6/25/33 (b)(c)	50,000	42,437
Series 2004-HE1 Class M1, 2.9613% 2/25/34 (b)(c)	56,106	55,186
Series 2006-HE2:
Class M3, 2.8013% 5/25/36 (b)(c)	240,000	16,800
Class M4, 2.8613% 5/25/36 (b)(c)	200,000	15,960
Class M5, 2.9013% 5/25/36 (b)(c)	295,000	15,316
Ameriquest Mortgage Securities, Inc.:
Series 2004-R11 Class M1, 3.1213% 11/25/34 (b)(c)	560,000	434,203
Series 2004-R9 Class M2, 3.1113% 10/25/34 (b)(c)	720,000	534,346
Argent Securities, Inc. Series 2004-W7 Class M1, 3.0113% 5/25/34 (b)(c)	305,000	226,942
Asset-Backed Securities - continued
	Principal Amount	Value
Capital One Master Trust Series 2001-6 Class A, 2.65% 6/15/11 (b)	$ 2,000,000	$ 1,999,987
Capital Trust Ltd. Series 2004-1:
Class A2, 3.2363% 7/20/39 (a)(b)	265,000	204,050
Class B, 3.5363% 7/20/39 (a)(b)	140,000	93,800
Class C, 3.5581% 7/20/39 (a)(b)	180,000	93,600
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 2.6381% 5/20/17 (a)(b)	329,520	276,381
Chase Issuance Trust Series 2007-14 Class A, 2.7075% 9/15/11 (b)	2,000,000	1,993,462
Citibank Credit Card Issuance Trust Series 2003-A8 Class A8, 3.5% 8/16/10	3,000,000	3,000,690
Countrywide Home Loans, Inc. Series 2002-6 Class AV1, 3.3213% 5/25/33 (b)(c)	16,267	11,262
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 2.5544% 5/28/35 (b)	80,751	58,715
Class AB3, 2.6976% 5/28/35 (b)	32,052	21,558
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 3.2863% 3/25/34 (b)(c)	7,718	7,145
Fremont Home Loan Trust:
Series 2005-A:
Class M1, 2.8913% 1/25/35 (b)(c)	150,843	132,504
Class M2, 2.9213% 1/25/35 (b)(c)	325,000	276,937
Class M4, 3.1413% 1/25/35 (b)(c)	125,000	56,640
Series 2006-A:
Class M4, 2.8613% 5/25/36 (b)(c)	685,000	34,654
Class M5, 2.9613% 5/25/36 (b)(c)	365,000	16,228
GSAMP Trust:
Series 2003-FM1 Class M1, 3.6881% 3/20/33 (b)(c)	445,890	344,452
Series 2006-NC2 Class M4, 2.8113% 6/25/36 (b)(c)	1,541,000	79,130
Series 2007-HE1 Class M1, 2.7113% 3/25/47 (b)(c)	335,000	68,625
GSR Mortgage Loan Trust Series 2005-9 Class 2A1, 2.5813% 8/25/35 (b)	50,343	49,367
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 3.5413% 5/25/30 (a)(b)	650,741	475,041
Home Equity Asset Trust:
Series 2002-3 Class A5, 3.3413% 2/25/33 (b)(c)	14	9
Series 2003-5:
Class A2, 3.1613% 12/25/33 (b)(c)	10,566	8,443
Class M1, 3.5113% 12/25/33 (b)(c)	129,805	114,092
Series 2003-7 Class A2, 3.2213% 3/25/34 (b)(c)	2,079	1,382
Household Home Equity Loan Trust Series 2004-1 Class M, 2.9781% 9/20/33 (b)(c)	83,635	65,943
Asset-Backed Securities - continued
	Principal Amount	Value
MBNA Credit Card Master Note Trust:
Series 2003-A11 Class A11, 3.65% 3/15/11	$ 2,000,000	$ 2,002,753
Series 2003-A9 Class A9, 2.59% 2/15/11 (b)	2,000,000	1,999,821
Meritage Mortgage Loan Trust Series 2004-1 Class M2, 3.2863% 7/25/34 (b)(c)	3,764	1,102
Merrill Lynch Mortgage Investors Trust Series 2004-HE2 Class A1B, 2.9313% 8/25/35 (b)(c)	39,863	30,477
Morgan Stanley ABS Capital I Trust Series 2004-HE6 Class A2, 2.8013% 8/25/34 (b)(c)	65,756	42,925
Morgan Stanley Dean Witter Capital I Trust Series 2002-AM3 Class A3, 3.4413% 2/25/33 (b)(c)	14,114	10,912
NovaStar Mortgage Funding Trust Series 2003-3 Class A3, 2.9113% 12/25/33 (b)(c)	41,200	35,503
Ocala Funding LLC Series 2006-1A Class A, 4.1863% 3/20/11 (a)(b)	965,000	675,500
Park Place Securities, Inc.:
Series 2004-WCW1 Class M4, 3.9113% 9/25/34 (b)(c)	435,000	99,889
Series 2004-WWF1:
Class A5, 2.9313% 1/25/35 (b)(c)	3	2
Class M4, 3.5613% 1/25/35 (b)(c)	945,000	546,440
Series 2005-WCH1 Class M3, 3.0213% 1/25/35 (b)(c)	425,000	265,819
Providian Master Note Trust Series 2006-C1A Class C1, 3.01% 3/16/15 (a)(b)	2,465,000	1,553,320
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 3.2613% 4/25/33 (b)(c)	1,451	1,110
SLMA Student Loan Trust Series 2004-10 Class A3, 2.89% 10/25/16 (b)	1,384,181	1,381,370
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 2.8913% 9/25/34 (b)(c)	21,802	16,147
Series 2003-6HE Class A1, 2.9313% 11/25/33 (b)(c)	17,086	13,322
WaMu Master Note Trust Series 2007-C1 Class C1, 2.86% 5/15/14 (a)(b)	1,595,000	1,194,614
TOTAL ASSET-BACKED SECURITIES (Cost $27,915,513)		20,792,254
Collateralized Mortgage Obligations - 3.4%
	Principal Amount	Value
Private Sponsor - 3.4%
Bear Stearns Alt-A Trust floater Series 2005-2 Class 1A1, 2.7113% 3/25/35 (b)	$ 443,807	$ 282,148
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 2.8613% 2/25/35 (b)	165,734	135,206
Series 2004-4 Class 5A2, 2.8613% 3/25/35 (b)	35,547	26,661
Series 2005-1 Class 5A2, 2.7913% 5/25/35 (b)	112,713	80,277
Series 2005-10 Class 5A2, 2.7813% 1/25/36 (b)	768,241	400,519
Series 2005-2:
Class 6A2, 2.7413% 6/25/35 (b)	34,993	23,901
Class 6M2, 2.9413% 6/25/35 (b)	1,375,000	550,641
Series 2005-3 Class 8A2, 2.7013% 7/25/35 (b)	532,040	341,583
Series 2005-5 Class 6A2, 2.6913% 9/25/35 (b)	450,934	307,111
Series 2005-8 Class 7A2, 2.7413% 11/25/35 (b)	342,138	236,074
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 2.8613% 3/25/34 (b)	337	248
Series 2004-AR3 Class 6A2, 3.2013% 4/25/34 (b)	1,132	813
Series 2004-AR5 Class 11A2, 3.2013% 6/25/34 (b)	22,645	18,755
Series 2004-AR6 Class 9A2, 3.2013% 10/25/34 (b)	28,271	23,233
Series 2004-AR7 Class 6A2, 2.8413% 8/25/34 (b)	42,794	37,911
Series 2004-AR8 Class 8A2, 2.8413% 9/25/34 (b)	29,976	25,865
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 2.6213% 3/25/37 (b)	1,375,000	726,659
First Horizon Mortgage pass-thru Trust floater Series 2004-FL1 Class 2A1, 3.48% 12/25/34 (b)	53,760	45,262
GSR Mortgage Loan Trust floater Series 2004-11 Class 2A1, 2.7913% 12/20/34 (b)	462,326	425,344
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 2.9113% 10/25/34 (b)	321,101	254,478
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 2.8313% 3/25/35 (b)	231,100	174,772
Series 2005-1:
Class M4, 3.2113% 4/25/35 (b)	32,297	6,847
Class M5, 3.2313% 4/25/35 (b)	32,297	5,711
Class M6, 3.2813% 4/25/35 (b)	50,384	7,641
Series 2005-4 Class 1B1, 3.7613% 5/25/35 (b)	212,658	27,131
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 2.85% 9/26/45 (a)(b)	391,371	211,233
MASTR Adjustable Rate Mortgages Trust floater:
Series 2004-11:
Class 1A4, 2.9513% 11/25/34 (b)	28,840	22,294
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
MASTR Adjustable Rate Mortgages Trust floater: - continued
Series 2004-11:
Class 2A1, 2.8413% 11/25/34 (b)	$ 10,577	$ 8,598
Class 2A2, 2.9013% 11/25/34 (b)	2,329	1,822
Series 2005-1 Class 1A1, 2.7313% 3/25/35 (b)	57,000	39,337
MASTR Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2402% 8/25/17 (b)	304,908	292,680
Merrill Lynch Mortgage Investors Trust floater:
Series 2003-A Class 2A2, 3.4806% 3/25/28 (b)	21,616	19,312
Series 2003-D Class A, 2.7713% 8/25/28 (b)	276,715	257,793
Series 2003-E Class A2, 3.4006% 10/25/28 (b)	99,121	92,524
Series 2003-F Class A2, 5.7613% 10/25/28 (b)	114,742	107,030
Series 2004-A Class A2, 2.7475% 4/25/29 (b)	156,213	143,132
Series 2004-B Class A2, 5.125% 6/25/29 (b)	116,103	107,829
Series 2004-C Class A2, 5.155% 7/25/29 (b)	173,715	164,511
Series 2004-D Class A2, 2.8575% 9/25/29 (b)	201,634	186,903
Series 2005-A Class A2, 3.3206% 2/25/30 (b)	184,239	174,838
Series 2005-B Class A2, 3.0388% 7/25/30 (b)	197,010	164,913
Series 2006-MLN1 Class M4, 2.8213% 7/25/37 (b)(c)	1,015,000	62,905
MortgageIT Trust floater Series 2004-2:
Class A1, 2.8313% 12/25/34 (b)	258,088	227,720
Class A2, 2.9113% 12/25/34 (b)	348,611	304,044
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.7069% 10/25/35 (b)	531,721	499,893
Residential Asset Mortgage Products, Inc. Series 2005-AR5 Class 1A1, 4.7612% 9/19/35 (b)	290,235	274,044
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 3.31% 9/20/33 (b)	101,851	82,714
Series 2004-1 Class A, 4.1113% 2/20/34 (b)	80,404	65,066
Series 2004-10 Class A4, 4.0938% 11/20/34 (b)	201,822	162,199
Series 2004-12 Class 1A2, 5.115% 1/20/35 (b)	354,352	292,726
Series 2004-4 Class A, 4.0713% 5/20/34 (b)	255,030	206,144
Series 2004-5 Class A3, 3.1663% 6/20/34 (b)	94,561	76,399
Series 2004-6 Class A3A, 3.4913% 6/20/35 (b)	100,524	80,999
Series 2004-7:
Class A3A, 4.1363% 8/20/34 (b)	120,849	97,408
Class A3B, 4.3613% 7/20/34 (b)	234,657	191,658
Series 2004-8 Class A2, 3.35% 9/20/34 (b)	389,887	314,377
Series 2005-1 Class A2, 4.0613% 2/20/35 (b)	211,159	164,603
Series 2005-2 Class A2, 3.23% 3/20/35 (b)	288,345	209,897
Soundview Home Equity Loan Trust floater Series 2006-EQ1 Class M7, 3.2613% 9/25/36 (b)(c)	330,000	20,549
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Structured Asset Securities Corp. floater:
Series 2004-NP1 Class A, 2.8613% 9/25/33 (a)(b)	$ 65,323	$ 58,967
Series 2007-GEL1 Class A2, 2.6513% 1/25/37 (a)(b)(c)	1,000,000	559,500
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 2.6613% 9/25/36 (b)	1,000,000	650,000
WaMu Mortgage pass-thru certificates:
floater Series 2006-AR11 Class C1B1, 2.5413% 9/25/46 (b)	214,577	207,861
sequential payer Series 2002-S6 Class A25, 6% 10/25/32	75,719	75,823
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $17,063,644)		11,045,036
Commercial Mortgage Securities - 0.8%

Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF Class K, 3.11% 8/15/19 (a)(b)	420,000	361,200
Series 2006-XLF Class C, 3.66% 7/15/19 (a)(b)	570,000	478,800
Series 2007-XLFA Class B, 2.59% 10/15/20 (a)(b)	440,000	402,600
Series 2007-XLC1:
Class C, 3.0575% 7/17/17 (a)(b)	843,811	607,544
Class D, 3.1575% 7/17/17 (a)(b)	397,088	266,049
Class E, 3.2575% 7/17/17 (a)(b)	320,725	205,264
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 2.9419% 3/24/18 (a)(b)	150,156	135,141
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $3,142,315)		2,456,598
Commercial Paper - 4.9%

Australia & New Zealand Banking Group Ltd. yankee 2.72% 10/15/08	2,000,000	1,988,389
Barclays U.S. Funding Corp. yankee 2.78% 10/29/08	2,000,000	1,985,900
BNP Paribas Finance, Inc. yankee 2.779% 11/3/08	2,000,000	1,985,001
CBA Finance, Inc. yankee:
2.72% 10/7/08	1,132,000	1,126,205
2.72% 10/8/08	1,000,000	994,796
Natexis Banques Populaires US Finance Co. LLC yankee 2.995% 11/4/08	2,000,000	1,984,821
Commercial Paper - continued
	Principal Amount	Value
Royal Bank of Scotland PLC yankee 2.82% 9/8/08	$ 2,000,000	$ 1,994,557
Societe Generale North America, Inc. yankee 2.85% 9/10/08	2,000,000	1,994,242
UniCredito Italiano Bank (Ireland) PLC yankee 2.935% 10/24/08	2,000,000	1,986,660
TOTAL COMMERCIAL PAPER (Cost $16,038,485)		16,040,571
Cash Equivalents - 82.4%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 2.19%, dated 7/31/08 due 8/1/08 (Collateralized by U.S. Government Obligations) #	$ 182,126,086	182,115,000
With:
Banc of America Securities LLC at:
2.37%, dated 7/31/08 due 8/1/08 (Collateralized by Corporate Obligations valued at $13,650,898, 2.73% - 6.63%, 11/28/08 - 7/15/18)	13,000,855	13,000,000
2.39%, dated 7/31/08 due 8/1/08 (Collateralized by Corporate Obligations valued at $2,100,139, 6.5%, 11/1/17)	2,000,133	2,000,000
Barclays Capital, Inc. at 2.34%, dated 7/31/08 due 8/1/08 (Collateralized by Corporate Obligations valued at $13,650,001, 5.13%- 5.48%, 6/16/10 - 1/15/15)	13,000,844	13,000,000
J.P. Morgan Securities, Inc. at 2.39%, dated 7/31/08 due 8/1/08 (Collateralized by Corporate Obligations valued at $13,652,315, 8.75%, 12/29/10)	13,000,862	13,000,000
Lehman Brothers, Inc. at 2.41%, dated 7/31/08 due 8/1/08 (Collateralized by Municipal Bond Obligations valued at $15,755,000, 2.2%, 4/1/47)	15,001,003	15,000,000
Cash Equivalents - 82.4%
	Maturity Amount	Value
With: - continued
Merrill Lynch, Pierce, Fenner & Smith at 2.34%, dated 7/31/08 due 8/1/08 (Collateralized by Mortgage Loan Obligations valued at $15,752,629, 2.58%, 2/15/20)	$ 15,000,974	$ 15,000,000
Wachovia Securities, Inc. at 2.39%, dated 7/31/08 due 8/1/08 (Collateralized by Commercial Paper Obligations valued at $15,451,025, 8/12/08)	15,000,995	15,000,000
TOTAL CASH EQUIVALENTS (Cost $268,115,000)		268,115,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $339,871,220)		325,754,809
NET OTHER ASSETS - (0.2)%		(581,564)
NET ASSETS - 100%		$ 325,173,245
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,351,226 or 2.9% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Security or a portion of the security backed by subprime mortgage loans. At period end, the value of these securities amounted to $4,361,179 or 1.4% of net assets.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$182,115,000 due 8/01/08 at 2.19%
BNP Paribas Securities Corp.	$ 13,614,591
Banc of America Securities LLC	21,116,508
Bank of America, NA	20,437,101
Barclays Capital, Inc.	88,908,134
Greenwich Capital Markets, Inc.	3,334,185
ING Financial Markets LLC	18,893,718
J.P. Morgan Securities, Inc.	10,253,787
RBC Capital Markets Corp.	2,778,488
WestLB AG	2,778,488
$ 182,115,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 4,105,565
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 255,014,810	$ -	$ 235,895,358	$ -	0.0%
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	97.6%
Others (individually less than 1%)	2.4%
100.0%
Income Tax Information
At July 31, 2008, the fund had a capital loss carryforward of approximately $14,622,425 of which $1,917,431, $518,690 and $12,186,304 will expire on July 31, 2014, 2015 and 2016, respectively.
The fund intends to elect to defer to its fiscal year ending July 31, 2009 approximately $97,399,166 of losses recognized during the period November 1, 2007 to July 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2008

Assets
Investment in securities, at value (including repurchase agreements of $268,115,000) - See accompanying schedule: Unaffiliated issuers (cost $339,871,220)		$ 325,754,809
Receivable for fund shares sold		140,581
Interest receivable		140,677
Other receivables		95,900
Total assets		326,131,967

Liabilities
Payable to custodian bank	$ 395
Payable for fund shares redeemed	809,883
Distributions payable	22,945
Accrued management fee	86,493
Distribution fees payable	1,053
Other affiliated payables	37,953
Total liabilities		958,722

Net Assets		$ 325,173,245
Net Assets consist of:
Paid in capital		$ 451,846,561
Distributions in excess of net investment income		(535,314)
Accumulated undistributed net realized gain (loss) on investments		(112,021,591)
Net unrealized appreciation (depreciation) on investments		(14,116,411)
Net Assets		$ 325,173,245

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

July 31, 2008

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,268,258 ÷ 759,027 shares)	$ 8.26

Maximum offering price per share (100/98.50 of $8.26)	$ 8.39
Class T: Net Asset Value and redemption price per share ($2,910,226 ÷ 352,381 shares)	$ 8.26

Maximum offering price per share (100/98.50 of $8.26)	$ 8.39
Ultra-Short Bond: Net Asset Value, offering price and redemption price per share ($315,401,186 ÷ 38,187,961 shares)	$ 8.26

Institutional Class: Net Asset Value, offering price and redemption price per share ($593,575 ÷ 71,872 shares)	$ 8.26

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended July 31, 2008

Investment Income
Interest		$ 22,134,827
Income from Fidelity Central Funds		4,105,565
Total income		26,240,392

Expenses
Management fee	$ 1,676,755
Transfer agent fees	542,646
Distribution fees	19,770
Fund wide operations fee	182,891
Independent trustees' compensation	2,524
Miscellaneous	1,577
Total expenses before reductions	2,426,163
Expense reductions	(14,872)	2,411,291
Net investment income		23,829,101
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(83,363,462)
Fidelity Central Funds	(23,922,089)
Futures contracts	1,456,351
Swap agreements	(6,787,666)
Total net realized gain (loss)		(112,616,866)
Change in net unrealized appreciation (depreciation) on: Investment securities	3,839,529
Futures contracts	122,630
Swap agreements	3,056,651
Total change in net unrealized appreciation (depreciation)		7,018,810
Net gain (loss)		(105,598,056)
Net increase (decrease) in net assets resulting from operations		$ (81,768,955)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2008	Year ended July 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 23,829,101	$ 51,627,290
Net realized gain (loss)	(112,616,866)	(1,037,412)
Change in net unrealized appreciation (depreciation)	7,018,810	(20,635,029)
Net increase (decrease) in net assets resulting from operations	(81,768,955)	29,954,849
Distributions to shareholders from net investment income	(21,041,939)	(51,625,727)
Distributions to shareholders from return of capital	(2,083,483)	-
Total distributions	(23,125,422)	(51,625,727)
Share transactions - net increase (decrease)	(571,462,575)	161,604,013
Redemption fees	64,200	39,619
Total increase (decrease) in net assets	(676,292,752)	139,972,754

Net Assets
Beginning of period	1,001,465,997	861,493,243
End of period (including distributions in excess of net investment income of $535,314 and undistributed net investment income of $539,837, respectively)	$ 325,173,245	$ 1,001,465,997

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended July 31,

2008

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.82	$ 10.02	$ 10.03	$ 10.05	$ 10.04
Income from Investment Operations
Net investment income E	.384	.493	.400	.223	.013
Net realized and unrealized gain (loss)	(1.612)	(.198)	(.009)	(.026)	.011
Total from investment operations	(1.228)	.295	.391	.197	.024
Distributions from net investment income	(.294)	(.495)	(.401)	(.214)	(.014)
Distributions from net realized gain	-	-	-	(.003)	-
Return of capital	(.039)	-	-	-	-
Total distributions	(.333)	(.495)	(.401)	(.217)	(.014)
Redemption fees added to paid in capital E	.001	- J	- J	- J	-J
Net asset value, end of period	$ 8.26	$ 9.82	$ 10.02	$ 10.03	$ 10.05
Total Return B, C, D	(12.71)%	2.97%	3.97%	1.98%	.24%
Ratios to Average Net Assets F, I
Expenses before reductions	.67%	.66%	.70%	.78%	.85% A
Expenses net of fee waivers, if any	.67%	.66%	.70%	.70%	.70% A
Expenses net of all reductions	.66%	.66%	.70%	.70%	.70% A
Net investment income	4.26%	4.96%	4.00%	2.23%	1.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,268	$ 13,735	$ 4,553	$ 2,557	$ 316
Portfolio turnover rate G	11%	29%	39%	33%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,

2008

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.82	$ 10.02	$ 10.03	$ 10.05	$ 10.04
Income from Investment Operations
Net investment income E	.377	.491	.404	.222	.013
Net realized and unrealized gain (loss)	(1.607)	(.199)	(.011)	(.025)	.010
Total from investment operations	(1.230)	.292	.393	.197	.023
Distributions from net investment income	(.292)	(.492)	(.403)	(.214)	(.013)
Distributions from net realized gain	-	-	-	(.003)	-
Return of capital	(.039)	-	-	-	-
Total distributions	(.331)	(.492)	(.403)	(.217)	(.013)
Redemption fees added to paid in capital E	.001	- J	- J	- J	- J
Net asset value, end of period	$ 8.26	$ 9.82	$ 10.02	$ 10.03	$ 10.05
Total Return B, C, D	(12.72)%	2.95%	4.00%	1.98%	.23%
Ratios to Average Net Assets F, I
Expenses before reductions	.69%	.69%	.68%	.77%	.86% A
Expenses net of fee waivers, if any	.69%	.69%	.68%	.70%	.70% A
Expenses net of all reductions	.69%	.69%	.68%	.70%	.70% A
Net investment income	4.23%	4.93%	4.03%	2.23%	1.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,910	$ 4,818	$ 4,624	$ 4,044	$ 356
Portfolio turnover rate G	11%	29%	39%	33%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Ultra-Short Bond

Years ended July 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 9.81	$ 10.02	$ 10.03	$ 10.05	$ 10.02
Income from Investment Operations
Net investment income C	.404	.516	.427	.241	.122
Net realized and unrealized gain (loss)	(1.603)	(.210)	(.011)	(.026)	.029
Total from investment operations	(1.199)	.306	.416	.215	.151
Distributions from net investment income	(.310)	(.516)	(.426)	(.232)	(.122)
Distributions from net realized gain	-	-	-	(.003)	-
Return of capital	(.042)	-	-	-	-
Total distributions	(.352)	(.516)	(.426)	(.235)	(.122)
Redemption fees added to paid in capital C	.001	- G	- G	- G	.001
Net asset value, end of period	$ 8.26	$ 9.81	$ 10.02	$ 10.03	$ 10.05
Total Return A, B	(12.42)%	3.09%	4.23%	2.16%	1.52%
Ratios to Average Net Assets D, F
Expenses before reductions	.45%	.45%	.45%	.58%	.62%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.53%	.55%
Expenses net of all reductions	.45%	.45%	.45%	.53%	.55%
Net investment income	4.47%	5.17%	4.26%	2.41%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 315,401	$ 974,602	$ 850,329	$ 906,644	$ 580,174
Portfolio turnover rate E	11%	29%	39%	33%	53%

A Total returns for periods of less than one year are not annualized.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended July 31,

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.81	$ 10.02	$ 10.03	$ 10.05	$ 10.04
Income from Investment Operations
Net investment income D	.416	.510	.420	.240	.015
Net realized and unrealized gain (loss)	(1.619)	(.206)	(.008)	(.026)	.010
Total from investment operations	(1.203)	.304	.412	.214	.025
Distributions from net investment income	(.306)	(.514)	(.422)	(.231)	(.015)
Distributions from net realized gain	-	-	-	(.003)	-
Return of capital	(.042)	-	-	-	-
Total distributions	(.348)	(.514)	(.422)	(.234)	(.015)
Redemption fees added to paid in capital D	.001	- I	- I	- I	- I
Net asset value, end of period	$ 8.26	$ 9.81	$ 10.02	$ 10.03	$ 10.05
Total Return B, C	(12.46)%	3.06%	4.19%	2.15%	.25%
Ratios to Average Net Assets E, H
Expenses before reductions	.48%	.48%	.49%	.58%	.67% A
Expenses net of fee waivers, if any	.48%	.48%	.49%	.55%	.55% A
Expenses net of all reductions	.48%	.48%	.49%	.55%	.55% A
Net investment income	4.44%	5.14%	4.22%	2.38%	1.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 594	$ 8,312	$ 1,987	$ 509	$ 376
Portfolio turnover rate F	11%	29%	39%	33%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2008

1. Organization.

Fidelity Ultra-Short Bond Fund (the Fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Ultra-Short Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Ultra-Short Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE) normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. Certain adjustments have been made to the accounts relating to prior periods. Collectively, these adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, capital loss carryforwards and losses deferred due to excise tax regulations.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 10,957
Unrealized depreciation	(14,125,882)
Net unrealized appreciation (depreciation)	(14,114,925)
Capital loss carryforward	$ (14,622,425)

Cost for federal income tax purposes	$ 339,869,734

The tax character of distributions paid was as follows:

	July 31, 2008	July 31, 2007
Ordinary Income	$ 21,041,939	$ 51,625,727
Tax Return of Capital	2,083,483	-
Total	$ 23,125,422	$ 51,625,727

For the period ended July 31, 2008, the Fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital for tax purposes. This was due to reductions in taxable income available for distribution after certain distributions had been made. The tax treatment of distributions for the 2008 calendar year will be reported to shareholders prior to February 1, 2009.

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 60 days are subject to a redemption fee equal to .25% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

Annual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the

Annual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Swap Agreements - continued

extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $19,743,713 and $711,838,309, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .31% of the Fund's average net assets.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 14,235	$ 3,550
Class T	0%	.15%	5,535	129
			$ 19,770	$ 3,679

Sales Load. FDC receives a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of a contingent deferred sales charges levied on Class A and Class T redemptions. These charges depend on the holding period. The deferred sales charges range from .75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,706
Class T	2,709
$ 5,415

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund. FIIOC receives an asset-based fee of .10% of Ultra Short Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Company, Inc. (FSC), also an affiliate of FMR, was the transfer agent for Ultra-Short Bond shares. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 15,878.17
Class T	7,026.19
Ultra-Short Bond	516,453.10
Institutional Class	3,289.13
	$ 542,646

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,577 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $11,801. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Ultra-Short Bond	$ 3,071

Annual Report

9. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by subprime mortgage loans have resulted in increased volatility of market price and periods of illiquidity that have adversely impacted the valuation of certain issuers of the Fund.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2008	2007
From net investment income
Class A	$ 359,417	$ 470,241
Class T	130,879	210,443
Ultra-Short Bond	20,438,784	50,639,843
Institutional Class	112,859	305,200
Total	$ 21,041,939	$ 51,625,727
Tax Return of Capital
Class A	$ 32,925	$ -
Class T	14,892	-
Ultra-Short Bond	2,029,576	-
Institutional Class	6,090	-
Total	$ 2,083,483	$ -

Annual Report

Notes to Financial Statements - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended July 31,		Years ended July 31,
	2008	2007	2008	2007
Class A
Shares sold	716,050	1,247,732	$ 6,452,492	$ 12,475,671
Reinvestment of distributions	25,165	37,250	225,078	371,847
Shares redeemed	(1,381,271)	(340,215)	(12,368,618)	(3,395,610)
Net increase (decrease)	(640,056)	944,767	$ (5,691,048)	$ 9,451,908
Class T
Shares sold	400,564	388,444	$ 3,634,901	$ 3,878,571
Reinvestment of distributions	14,754	19,812	132,908	197,787
Shares redeemed	(553,763)	(378,796)	(5,029,354)	(3,788,237)
Net increase (decrease)	(138,445)	29,460	$ (1,261,545)	$ 288,121
Ultra-Short Bond
Shares sold	14,463,915	59,380,876	$ 130,144,280	$ 593,653,669
Reinvestment of distributions	2,308,926	4,599,590	20,889,307	45,902,034
Shares redeemed	(77,883,469)	(49,556,665)	(708,372,416)	(494,187,803)
Net increase (decrease)	(61,110,628)	14,423,801	$ (557,338,829)	$ 145,367,900
Institutional Class
Shares sold	60,495	970,636	$ 554,201	$ 9,707,468
Reinvestment of distributions	5,295	8,301	48,480	82,674
Shares redeemed	(840,939)	(330,344)	(7,773,834)	(3,294,058)
Net increase (decrease)	(775,149)	648,593	$ (7,171,153)	$ 6,496,084

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Ultra-Short Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Ultra-Short Bond Fund (a fund of Fidelity Income Fund) at July 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Ultra-Short Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 24, 2008

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 159 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 377 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006- present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

George H. Heilmeier (72)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology), Compaq, Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing), INET Technologies Inc. (telecommunications network surveillance, 2001- 2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Member and Executive Officers**:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Income Fund. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

John R. Hebble (50)

Year of Election or Appointment: 2008

President and Treasurer of the fund. Mr. Hebble also serves as President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2003-present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Greer also serves as Vice President of Asset Allocation Funds (2005-present), Fixed-Income Funds (2006- present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Dwight D. Churchill (46)

Year of Election or Appointment: 2008

Vice President of the fund. Mr. Churchill also serves as Vice President of Fidelity's Bond Funds (2008-present). Mr. Churchill is Executive Vice President of FMR (2005-present), FMR Co., Inc. (2005-present) and Fidelity Investments Money Management, Inc. (2008-present). Previously, Mr. Churchill served as Senior Vice President of FMR (1997-2005) and Senior Vice President of Fidelity Investments Money Management, Inc. (2000-2006).

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the fund. Mr. Goebel also serves as Secretary and CLO of other Fidelity funds (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present); and Deputy General Counsel of FMR LLC. Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Nancy D. Prior (41)

Year of Election or Appointment: 2008

Assistant Secretary of the fund. Ms. Prior also serves as Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2008- present) and is an employee of FMR (2002-present).

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) officer of the fund. Ms. Laurent also serves as AML officer of other Fidelity funds (2008-present) and is an employee of FMR LLC. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006- 2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (49)

Year of Election or Appointment: 2008

Chief Financial Officer of the fund. Ms. Reynolds also serves as Chief Financial Officer of other Fidelity funds (2008-present). Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980- 2002), where she was an audit partner with PwC's investment management practice.

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of the fund. Mr. Whitaker also serves as Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)
Year of Election or Appointment: 2004 Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004-present) and is an employee of FMR.
Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the fund. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

A total of 0.08% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $6,943,561 of distributions paid during the period January 1, 2008 to July 31, 2008 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Ultra-Short Bond Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, as available, the cumulative total returns of Fidelity Ultra-Short Bond (retail class) and Class T of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Fidelity Ultra-Short Bond (retail class) and Class T show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Fidelity Ultra-Short Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Ultra-Short Bond (retail class) of the fund was in the fourth quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that may be taken by FMR to improve the fund's disappointing performance and how investment personnel evaluate potential for incremental return against the risks involved in obtaining that incremental return. The Board considered the steps that FMR has taken to strengthen and refine its risk management processes in light of recent credit events that have affected various sectors of the fixed-income markets. The Board will continue to closely monitor the performance of the fund in the coming year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 21% means that 79% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Ultra-Short Bond Fund

Annual Report

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee for Fidelity Ultra-Short Bond (retail class) to 10 basis points, and (iii) limit the total expenses for Fidelity Ultra-Short Bond (retail class) to 45 basis points. These contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class. The fund's Advisor classes are subject to different class-level expenses (transfer agent fees and 12b-1 fees).

The Board noted that each class's total expenses ranked below its competitive median for 2007.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board noted, however, that because the current contractual arrangements set the total fund-level expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Annual Report

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

AUSB-UANN-0908
1.804587.104

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor
Ultra-Short Bond
Fund - Institutional Class

Annual Report

July 31, 2008

Institutional Class
is a class of
Fidelity® Ultra-Short Bond Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Domestic and international securities markets have struggled thus far in 2008. High-grade fixed-income investments produced modestly positive results, but many stock benchmarks suffered double-digit losses through the first half of this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2008	Past 1 year	Past 5 years	Life of fund A
Institutional Class B	-12.46%	-0.51%	-0.11%

A From August 29, 2002

B Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. The initial offering of Institutional Class shares took place on June 16, 2004. Returns prior to June 16, 2004 are those of Ultra-Short Bond, the original retail class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Ultra-Short Bond Fund - Institutional Class on August 29, 2002, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® 6 Month Swap Index performed over the same period. The initial offering of Institutional Class took place on June 16, 2004. See the previous page for additional information regarding the performance of Institutional Class.

Annual Report

Management's Discussion of Fund Performance

Comments from Robert Galusza, who became sole Portfolio Manager of Fidelity Advisor Ultra-Short Bond Fund on July 1, 2008

Bonds with less credit risk generally produced higher returns for investment-grade debt during the 12 months ending July 31, 2008. In that span, the Lehman Brothers® U.S. Aggregate Index - a proxy for high-quality, fixed-rate, taxable bonds - returned 6.15%. Treasuries did the best, buoyed by their reputation as the safest haven in turbulent times, with the Lehman Brothers U.S. Treasury Index up 8.99% during the period. Agency bonds, with their perceived "implicit" government backing, also did well, as the Lehman Brothers U.S. Agency Index rose 7.79%. Mortgage-backed securities ended the period with a gain of 6.96%, according to the Lehman Brothers U.S. Mortgage-Backed Securities Index, while the Lehman Brothers U.S. Credit Index - a measure of high-quality corporate debt - finished with a modest 2.85% increase. The asset-backed sector - home to weak-performing subprime debt - had negative results, as reflected in the 2.69% loss of the Lehman Brothers U.S. Fixed-Rate Asset-Backed Securities Index.

During the past year, the fund's Institutional Class shares returned -12.46% and the Lehman Brothers 6 Month Swap Index gained 4.62%. Throughout much of the reporting period, the fund held positions in a number of sectors that were hurt the worst by an expanding host of worries related to the credit crunch. Specifically, the bulk of the fund's underperformance stemmed from its exposure to asset-backed securities (ABS) - particularly those backed by subprime mortgages - commercial mortgage-backed securities (CMBS), collateralized mortgage obligations (CMOs) and corporate securities. Though these short-duration instruments - held both directly and also through Fidelity® Ultra-Short Central Fund - were mostly highly rated (AA or AAA), their market values dropped significantly during the period. In an attempt to reduce the fund's overall volatility, manage anticipated shareholder redemptions and position the fund based on our view of future market risk, we undertook a number of initiatives in accordance with the principal investment strategies of the fund. We considerably reduced our stake in subprime mortgage securities and other types of securitized investments. We achieved this by initially reducing and ultimately liquidating the fund's underlying stake in Ultra-Short Central Fund and by selling some holdings we believed would continue to experience extreme volatility. At the end of the period, the fund's stake in cash and cash-like instruments stood at roughly 82% of net assets, with the remainder invested in ABS, CMBS, CMOs, commercial paper, corporate bonds and mortgage pass-through securities.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2008 to July 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Beginning Account Value February 1, 2008	Ending Account Value July 31, 2008	Expenses Paid During Period* February 1, 2008 to July 31, 2008
Class A
Actual	$ 1,000.00	$ 945.60	$ 3.29
HypotheticalA	$ 1,000.00	$ 1,021.48	$ 3.42
Class T
Actual	$ 1,000.00	$ 945.50	$ 3.43
HypotheticalA	$ 1,000.00	$ 1,021.33	$ 3.57
Ultra-Short Bond
Actual	$ 1,000.00	$ 946.70	$ 2.18
HypotheticalA	$ 1,000.00	$ 1,022.63	$ 2.26
Institutional Class
Actual	$ 1,000.00	$ 946.40	$ 2.56
HypotheticalA	$ 1,000.00	$ 1,022.23	$ 2.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.68%
Class T	.71%
Ultra-Short Bond	.45%
Institutional Class	.53%
Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.
Quality Diversification (% of fund's net assets)
As of July 31, 2008*	As of January 31, 2008*
U.S. Government and U.S. Government Agency Obligations 0.5%	U.S. Government and U.S. Government Agency Obligations 1.4%
AAA 7.5%	AAA 27.8%
AA 2.1%	AA 13.2%
A 0.8%	A 13.1%
BBB 1.6%	BBB 18.1%
BB and Below 0.2%	BB and Below 0.1%
Not Rated 0.2%	Not Rated 0.9%
Short-Term Investments and Net Other Assets 87.1%	Short-Term Investments and Net Other Assets 25.4%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of July 31, 2008
6 months ago
Years	0.3	1.6

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of July 31, 2008
6 months ago
Years	0.2	0.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of July 31, 2008*		As of January 31, 2008**
	Corporate Bonds 1.8%		Corporate Bonds 11.0%
	U.S. Government and U.S. Government Agency Obligations 0.5%		U.S. Government and U.S. Government Agency Obligations 1.4%
	Asset-Backed Securities 6.4%		Asset-Backed Securities 32.6%
	CMOs and Other Mortgage Related Securities 4.2%		CMOs and Other Mortgage Related Securities 29.6%
	Short-Term Investments and Net Other Assets 87.1%		Short-Term Investments and Net Other Assets 25.4%
* Foreign investments	2.4%	** Foreign investments	14.5%
* Futures and Swaps	0.0%	** Futures and Swaps	27.0%

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments July 31, 2008

Showing Percentage of Net Assets

Nonconvertible Bonds - 1.8%
	Principal Amount	Value
FINANCIALS - 1.8%
Capital Markets - 0.4%
Bear Stearns Companies, Inc. 2.7281% 2/23/10 (b)	$ 1,500,000	$ 1,476,080
Commercial Banks - 0.1%
Sovereign Bank 4.375% 8/1/13 (b)	500,000	383,978
Consumer Finance - 0.6%
General Electric Capital Corp. 2.8763% 6/15/09 (b)	1,900,000	1,899,937
Insurance - 0.5%
Metropolitan Life Global Funding I 3.5513% 6/25/10 (a)(b)	1,500,000	1,498,622
Thrifts & Mortgage Finance - 0.2%
Independence Community Bank Corp. 4.8625% 6/20/13 (b)	735,000	547,708
TOTAL NONCONVERTIBLE BONDS (Cost $6,086,888)		5,806,325
U.S. Government Agency - Mortgage Securities - 0.5%

Freddie Mac - 0.5%
4.482% 6/1/35 (b) (Cost $1,509,375)	1,500,000	1,499,025
Asset-Backed Securities - 6.4%

ACE Securities Corp. Home Equity Loan Trust:
Series 2003-HE1 Class M1, 3.4363% 11/25/33 (b)(c)	113,099	90,057
Series 2003-HS1:
Class M1, 3.2113% 6/25/33 (b)(c)	6,004	5,884
Class M2, 4.2113% 6/25/33 (b)(c)	50,000	42,437
Series 2004-HE1 Class M1, 2.9613% 2/25/34 (b)(c)	56,106	55,186
Series 2006-HE2:
Class M3, 2.8013% 5/25/36 (b)(c)	240,000	16,800
Class M4, 2.8613% 5/25/36 (b)(c)	200,000	15,960
Class M5, 2.9013% 5/25/36 (b)(c)	295,000	15,316
Ameriquest Mortgage Securities, Inc.:
Series 2004-R11 Class M1, 3.1213% 11/25/34 (b)(c)	560,000	434,203
Series 2004-R9 Class M2, 3.1113% 10/25/34 (b)(c)	720,000	534,346
Argent Securities, Inc. Series 2004-W7 Class M1, 3.0113% 5/25/34 (b)(c)	305,000	226,942
Asset-Backed Securities - continued
	Principal Amount	Value
Capital One Master Trust Series 2001-6 Class A, 2.65% 6/15/11 (b)	$ 2,000,000	$ 1,999,987
Capital Trust Ltd. Series 2004-1:
Class A2, 3.2363% 7/20/39 (a)(b)	265,000	204,050
Class B, 3.5363% 7/20/39 (a)(b)	140,000	93,800
Class C, 3.5581% 7/20/39 (a)(b)	180,000	93,600
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 2.6381% 5/20/17 (a)(b)	329,520	276,381
Chase Issuance Trust Series 2007-14 Class A, 2.7075% 9/15/11 (b)	2,000,000	1,993,462
Citibank Credit Card Issuance Trust Series 2003-A8 Class A8, 3.5% 8/16/10	3,000,000	3,000,690
Countrywide Home Loans, Inc. Series 2002-6 Class AV1, 3.3213% 5/25/33 (b)(c)	16,267	11,262
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 2.5544% 5/28/35 (b)	80,751	58,715
Class AB3, 2.6976% 5/28/35 (b)	32,052	21,558
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 3.2863% 3/25/34 (b)(c)	7,718	7,145
Fremont Home Loan Trust:
Series 2005-A:
Class M1, 2.8913% 1/25/35 (b)(c)	150,843	132,504
Class M2, 2.9213% 1/25/35 (b)(c)	325,000	276,937
Class M4, 3.1413% 1/25/35 (b)(c)	125,000	56,640
Series 2006-A:
Class M4, 2.8613% 5/25/36 (b)(c)	685,000	34,654
Class M5, 2.9613% 5/25/36 (b)(c)	365,000	16,228
GSAMP Trust:
Series 2003-FM1 Class M1, 3.6881% 3/20/33 (b)(c)	445,890	344,452
Series 2006-NC2 Class M4, 2.8113% 6/25/36 (b)(c)	1,541,000	79,130
Series 2007-HE1 Class M1, 2.7113% 3/25/47 (b)(c)	335,000	68,625
GSR Mortgage Loan Trust Series 2005-9 Class 2A1, 2.5813% 8/25/35 (b)	50,343	49,367
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 3.5413% 5/25/30 (a)(b)	650,741	475,041
Home Equity Asset Trust:
Series 2002-3 Class A5, 3.3413% 2/25/33 (b)(c)	14	9
Series 2003-5:
Class A2, 3.1613% 12/25/33 (b)(c)	10,566	8,443
Class M1, 3.5113% 12/25/33 (b)(c)	129,805	114,092
Series 2003-7 Class A2, 3.2213% 3/25/34 (b)(c)	2,079	1,382
Household Home Equity Loan Trust Series 2004-1 Class M, 2.9781% 9/20/33 (b)(c)	83,635	65,943
Asset-Backed Securities - continued
	Principal Amount	Value
MBNA Credit Card Master Note Trust:
Series 2003-A11 Class A11, 3.65% 3/15/11	$ 2,000,000	$ 2,002,753
Series 2003-A9 Class A9, 2.59% 2/15/11 (b)	2,000,000	1,999,821
Meritage Mortgage Loan Trust Series 2004-1 Class M2, 3.2863% 7/25/34 (b)(c)	3,764	1,102
Merrill Lynch Mortgage Investors Trust Series 2004-HE2 Class A1B, 2.9313% 8/25/35 (b)(c)	39,863	30,477
Morgan Stanley ABS Capital I Trust Series 2004-HE6 Class A2, 2.8013% 8/25/34 (b)(c)	65,756	42,925
Morgan Stanley Dean Witter Capital I Trust Series 2002-AM3 Class A3, 3.4413% 2/25/33 (b)(c)	14,114	10,912
NovaStar Mortgage Funding Trust Series 2003-3 Class A3, 2.9113% 12/25/33 (b)(c)	41,200	35,503
Ocala Funding LLC Series 2006-1A Class A, 4.1863% 3/20/11 (a)(b)	965,000	675,500
Park Place Securities, Inc.:
Series 2004-WCW1 Class M4, 3.9113% 9/25/34 (b)(c)	435,000	99,889
Series 2004-WWF1:
Class A5, 2.9313% 1/25/35 (b)(c)	3	2
Class M4, 3.5613% 1/25/35 (b)(c)	945,000	546,440
Series 2005-WCH1 Class M3, 3.0213% 1/25/35 (b)(c)	425,000	265,819
Providian Master Note Trust Series 2006-C1A Class C1, 3.01% 3/16/15 (a)(b)	2,465,000	1,553,320
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 3.2613% 4/25/33 (b)(c)	1,451	1,110
SLMA Student Loan Trust Series 2004-10 Class A3, 2.89% 10/25/16 (b)	1,384,181	1,381,370
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 2.8913% 9/25/34 (b)(c)	21,802	16,147
Series 2003-6HE Class A1, 2.9313% 11/25/33 (b)(c)	17,086	13,322
WaMu Master Note Trust Series 2007-C1 Class C1, 2.86% 5/15/14 (a)(b)	1,595,000	1,194,614
TOTAL ASSET-BACKED SECURITIES (Cost $27,915,513)		20,792,254
Collateralized Mortgage Obligations - 3.4%
	Principal Amount	Value
Private Sponsor - 3.4%
Bear Stearns Alt-A Trust floater Series 2005-2 Class 1A1, 2.7113% 3/25/35 (b)	$ 443,807	$ 282,148
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 2.8613% 2/25/35 (b)	165,734	135,206
Series 2004-4 Class 5A2, 2.8613% 3/25/35 (b)	35,547	26,661
Series 2005-1 Class 5A2, 2.7913% 5/25/35 (b)	112,713	80,277
Series 2005-10 Class 5A2, 2.7813% 1/25/36 (b)	768,241	400,519
Series 2005-2:
Class 6A2, 2.7413% 6/25/35 (b)	34,993	23,901
Class 6M2, 2.9413% 6/25/35 (b)	1,375,000	550,641
Series 2005-3 Class 8A2, 2.7013% 7/25/35 (b)	532,040	341,583
Series 2005-5 Class 6A2, 2.6913% 9/25/35 (b)	450,934	307,111
Series 2005-8 Class 7A2, 2.7413% 11/25/35 (b)	342,138	236,074
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 2.8613% 3/25/34 (b)	337	248
Series 2004-AR3 Class 6A2, 3.2013% 4/25/34 (b)	1,132	813
Series 2004-AR5 Class 11A2, 3.2013% 6/25/34 (b)	22,645	18,755
Series 2004-AR6 Class 9A2, 3.2013% 10/25/34 (b)	28,271	23,233
Series 2004-AR7 Class 6A2, 2.8413% 8/25/34 (b)	42,794	37,911
Series 2004-AR8 Class 8A2, 2.8413% 9/25/34 (b)	29,976	25,865
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 2.6213% 3/25/37 (b)	1,375,000	726,659
First Horizon Mortgage pass-thru Trust floater Series 2004-FL1 Class 2A1, 3.48% 12/25/34 (b)	53,760	45,262
GSR Mortgage Loan Trust floater Series 2004-11 Class 2A1, 2.7913% 12/20/34 (b)	462,326	425,344
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 2.9113% 10/25/34 (b)	321,101	254,478
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 2.8313% 3/25/35 (b)	231,100	174,772
Series 2005-1:
Class M4, 3.2113% 4/25/35 (b)	32,297	6,847
Class M5, 3.2313% 4/25/35 (b)	32,297	5,711
Class M6, 3.2813% 4/25/35 (b)	50,384	7,641
Series 2005-4 Class 1B1, 3.7613% 5/25/35 (b)	212,658	27,131
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 2.85% 9/26/45 (a)(b)	391,371	211,233
MASTR Adjustable Rate Mortgages Trust floater:
Series 2004-11:
Class 1A4, 2.9513% 11/25/34 (b)	28,840	22,294
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
MASTR Adjustable Rate Mortgages Trust floater: - continued
Series 2004-11:
Class 2A1, 2.8413% 11/25/34 (b)	$ 10,577	$ 8,598
Class 2A2, 2.9013% 11/25/34 (b)	2,329	1,822
Series 2005-1 Class 1A1, 2.7313% 3/25/35 (b)	57,000	39,337
MASTR Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2402% 8/25/17 (b)	304,908	292,680
Merrill Lynch Mortgage Investors Trust floater:
Series 2003-A Class 2A2, 3.4806% 3/25/28 (b)	21,616	19,312
Series 2003-D Class A, 2.7713% 8/25/28 (b)	276,715	257,793
Series 2003-E Class A2, 3.4006% 10/25/28 (b)	99,121	92,524
Series 2003-F Class A2, 5.7613% 10/25/28 (b)	114,742	107,030
Series 2004-A Class A2, 2.7475% 4/25/29 (b)	156,213	143,132
Series 2004-B Class A2, 5.125% 6/25/29 (b)	116,103	107,829
Series 2004-C Class A2, 5.155% 7/25/29 (b)	173,715	164,511
Series 2004-D Class A2, 2.8575% 9/25/29 (b)	201,634	186,903
Series 2005-A Class A2, 3.3206% 2/25/30 (b)	184,239	174,838
Series 2005-B Class A2, 3.0388% 7/25/30 (b)	197,010	164,913
Series 2006-MLN1 Class M4, 2.8213% 7/25/37 (b)(c)	1,015,000	62,905
MortgageIT Trust floater Series 2004-2:
Class A1, 2.8313% 12/25/34 (b)	258,088	227,720
Class A2, 2.9113% 12/25/34 (b)	348,611	304,044
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.7069% 10/25/35 (b)	531,721	499,893
Residential Asset Mortgage Products, Inc. Series 2005-AR5 Class 1A1, 4.7612% 9/19/35 (b)	290,235	274,044
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 3.31% 9/20/33 (b)	101,851	82,714
Series 2004-1 Class A, 4.1113% 2/20/34 (b)	80,404	65,066
Series 2004-10 Class A4, 4.0938% 11/20/34 (b)	201,822	162,199
Series 2004-12 Class 1A2, 5.115% 1/20/35 (b)	354,352	292,726
Series 2004-4 Class A, 4.0713% 5/20/34 (b)	255,030	206,144
Series 2004-5 Class A3, 3.1663% 6/20/34 (b)	94,561	76,399
Series 2004-6 Class A3A, 3.4913% 6/20/35 (b)	100,524	80,999
Series 2004-7:
Class A3A, 4.1363% 8/20/34 (b)	120,849	97,408
Class A3B, 4.3613% 7/20/34 (b)	234,657	191,658
Series 2004-8 Class A2, 3.35% 9/20/34 (b)	389,887	314,377
Series 2005-1 Class A2, 4.0613% 2/20/35 (b)	211,159	164,603
Series 2005-2 Class A2, 3.23% 3/20/35 (b)	288,345	209,897
Soundview Home Equity Loan Trust floater Series 2006-EQ1 Class M7, 3.2613% 9/25/36 (b)(c)	330,000	20,549
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Structured Asset Securities Corp. floater:
Series 2004-NP1 Class A, 2.8613% 9/25/33 (a)(b)	$ 65,323	$ 58,967
Series 2007-GEL1 Class A2, 2.6513% 1/25/37 (a)(b)(c)	1,000,000	559,500
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 2.6613% 9/25/36 (b)	1,000,000	650,000
WaMu Mortgage pass-thru certificates:
floater Series 2006-AR11 Class C1B1, 2.5413% 9/25/46 (b)	214,577	207,861
sequential payer Series 2002-S6 Class A25, 6% 10/25/32	75,719	75,823
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $17,063,644)		11,045,036
Commercial Mortgage Securities - 0.8%

Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF Class K, 3.11% 8/15/19 (a)(b)	420,000	361,200
Series 2006-XLF Class C, 3.66% 7/15/19 (a)(b)	570,000	478,800
Series 2007-XLFA Class B, 2.59% 10/15/20 (a)(b)	440,000	402,600
Series 2007-XLC1:
Class C, 3.0575% 7/17/17 (a)(b)	843,811	607,544
Class D, 3.1575% 7/17/17 (a)(b)	397,088	266,049
Class E, 3.2575% 7/17/17 (a)(b)	320,725	205,264
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 2.9419% 3/24/18 (a)(b)	150,156	135,141
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $3,142,315)		2,456,598
Commercial Paper - 4.9%

Australia & New Zealand Banking Group Ltd. yankee 2.72% 10/15/08	2,000,000	1,988,389
Barclays U.S. Funding Corp. yankee 2.78% 10/29/08	2,000,000	1,985,900
BNP Paribas Finance, Inc. yankee 2.779% 11/3/08	2,000,000	1,985,001
CBA Finance, Inc. yankee:
2.72% 10/7/08	1,132,000	1,126,205
2.72% 10/8/08	1,000,000	994,796
Natexis Banques Populaires US Finance Co. LLC yankee 2.995% 11/4/08	2,000,000	1,984,821
Commercial Paper - continued
	Principal Amount	Value
Royal Bank of Scotland PLC yankee 2.82% 9/8/08	$ 2,000,000	$ 1,994,557
Societe Generale North America, Inc. yankee 2.85% 9/10/08	2,000,000	1,994,242
UniCredito Italiano Bank (Ireland) PLC yankee 2.935% 10/24/08	2,000,000	1,986,660
TOTAL COMMERCIAL PAPER (Cost $16,038,485)		16,040,571
Cash Equivalents - 82.4%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 2.19%, dated 7/31/08 due 8/1/08 (Collateralized by U.S. Government Obligations) #	$ 182,126,086	182,115,000
With:
Banc of America Securities LLC at:
2.37%, dated 7/31/08 due 8/1/08 (Collateralized by Corporate Obligations valued at $13,650,898, 2.73% - 6.63%, 11/28/08 - 7/15/18)	13,000,855	13,000,000
2.39%, dated 7/31/08 due 8/1/08 (Collateralized by Corporate Obligations valued at $2,100,139, 6.5%, 11/1/17)	2,000,133	2,000,000
Barclays Capital, Inc. at 2.34%, dated 7/31/08 due 8/1/08 (Collateralized by Corporate Obligations valued at $13,650,001, 5.13%- 5.48%, 6/16/10 - 1/15/15)	13,000,844	13,000,000
J.P. Morgan Securities, Inc. at 2.39%, dated 7/31/08 due 8/1/08 (Collateralized by Corporate Obligations valued at $13,652,315, 8.75%, 12/29/10)	13,000,862	13,000,000
Lehman Brothers, Inc. at 2.41%, dated 7/31/08 due 8/1/08 (Collateralized by Municipal Bond Obligations valued at $15,755,000, 2.2%, 4/1/47)	15,001,003	15,000,000
Cash Equivalents - 82.4%
	Maturity Amount	Value
With: - continued
Merrill Lynch, Pierce, Fenner & Smith at 2.34%, dated 7/31/08 due 8/1/08 (Collateralized by Mortgage Loan Obligations valued at $15,752,629, 2.58%, 2/15/20)	$ 15,000,974	$ 15,000,000
Wachovia Securities, Inc. at 2.39%, dated 7/31/08 due 8/1/08 (Collateralized by Commercial Paper Obligations valued at $15,451,025, 8/12/08)	15,000,995	15,000,000
TOTAL CASH EQUIVALENTS (Cost $268,115,000)		268,115,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $339,871,220)		325,754,809
NET OTHER ASSETS - (0.2)%		(581,564)
NET ASSETS - 100%		$ 325,173,245
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,351,226 or 2.9% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Security or a portion of the security backed by subprime mortgage loans. At period end, the value of these securities amounted to $4,361,179 or 1.4% of net assets.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$182,115,000 due 8/01/08 at 2.19%
BNP Paribas Securities Corp.	$ 13,614,591
Banc of America Securities LLC	21,116,508
Bank of America, NA	20,437,101
Barclays Capital, Inc.	88,908,134
Greenwich Capital Markets, Inc.	3,334,185
ING Financial Markets LLC	18,893,718
J.P. Morgan Securities, Inc.	10,253,787
RBC Capital Markets Corp.	2,778,488
WestLB AG	2,778,488
$ 182,115,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 4,105,565
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 255,014,810	$ -	$ 235,895,358	$ -	0.0%
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	97.6%
Others (individually less than 1%)	2.4%
100.0%
Income Tax Information
At July 31, 2008, the fund had a capital loss carryforward of approximately $14,622,425 of which $1,917,431, $518,690 and $12,186,304 will expire on July 31, 2014, 2015 and 2016, respectively.
The fund intends to elect to defer to its fiscal year ending July 31, 2009 approximately $97,399,166 of losses recognized during the period November 1, 2007 to July 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2008

Assets
Investment in securities, at value (including repurchase agreements of $268,115,000) - See accompanying schedule: Unaffiliated issuers (cost $339,871,220)		$ 325,754,809
Receivable for fund shares sold		140,581
Interest receivable		140,677
Other receivables		95,900
Total assets		326,131,967

Liabilities
Payable to custodian bank	$ 395
Payable for fund shares redeemed	809,883
Distributions payable	22,945
Accrued management fee	86,493
Distribution fees payable	1,053
Other affiliated payables	37,953
Total liabilities		958,722

Net Assets		$ 325,173,245
Net Assets consist of:
Paid in capital		$ 451,846,561
Distributions in excess of net investment income		(535,314)
Accumulated undistributed net realized gain (loss) on investments		(112,021,591)
Net unrealized appreciation (depreciation) on investments		(14,116,411)
Net Assets		$ 325,173,245

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

July 31, 2008

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,268,258 ÷ 759,027 shares)	$ 8.26

Maximum offering price per share (100/98.50 of $8.26)	$ 8.39
Class T: Net Asset Value and redemption price per share ($2,910,226 ÷ 352,381 shares)	$ 8.26

Maximum offering price per share (100/98.50 of $8.26)	$ 8.39
Ultra-Short Bond: Net Asset Value, offering price and redemption price per share ($315,401,186 ÷ 38,187,961 shares)	$ 8.26

Institutional Class: Net Asset Value, offering price and redemption price per share ($593,575 ÷ 71,872 shares)	$ 8.26

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended July 31, 2008

Investment Income
Interest		$ 22,134,827
Income from Fidelity Central Funds		4,105,565
Total income		26,240,392

Expenses
Management fee	$ 1,676,755
Transfer agent fees	542,646
Distribution fees	19,770
Fund wide operations fee	182,891
Independent trustees' compensation	2,524
Miscellaneous	1,577
Total expenses before reductions	2,426,163
Expense reductions	(14,872)	2,411,291
Net investment income		23,829,101
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(83,363,462)
Fidelity Central Funds	(23,922,089)
Futures contracts	1,456,351
Swap agreements	(6,787,666)
Total net realized gain (loss)		(112,616,866)
Change in net unrealized appreciation (depreciation) on: Investment securities	3,839,529
Futures contracts	122,630
Swap agreements	3,056,651
Total change in net unrealized appreciation (depreciation)		7,018,810
Net gain (loss)		(105,598,056)
Net increase (decrease) in net assets resulting from operations		$ (81,768,955)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2008	Year ended July 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 23,829,101	$ 51,627,290
Net realized gain (loss)	(112,616,866)	(1,037,412)
Change in net unrealized appreciation (depreciation)	7,018,810	(20,635,029)
Net increase (decrease) in net assets resulting from operations	(81,768,955)	29,954,849
Distributions to shareholders from net investment income	(21,041,939)	(51,625,727)
Distributions to shareholders from return of capital	(2,083,483)	-
Total distributions	(23,125,422)	(51,625,727)
Share transactions - net increase (decrease)	(571,462,575)	161,604,013
Redemption fees	64,200	39,619
Total increase (decrease) in net assets	(676,292,752)	139,972,754

Net Assets
Beginning of period	1,001,465,997	861,493,243
End of period (including distributions in excess of net investment income of $535,314 and undistributed net investment income of $539,837, respectively)	$ 325,173,245	$ 1,001,465,997

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended July 31,

2008

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.82	$ 10.02	$ 10.03	$ 10.05	$ 10.04
Income from Investment Operations
Net investment income E	.384	.493	.400	.223	.013
Net realized and unrealized gain (loss)	(1.612)	(.198)	(.009)	(.026)	.011
Total from investment operations	(1.228)	.295	.391	.197	.024
Distributions from net investment income	(.294)	(.495)	(.401)	(.214)	(.014)
Distributions from net realized gain	-	-	-	(.003)	-
Return of capital	(.039)	-	-	-	-
Total distributions	(.333)	(.495)	(.401)	(.217)	(.014)
Redemption fees added to paid in capital E	.001	- J	- J	- J	-J
Net asset value, end of period	$ 8.26	$ 9.82	$ 10.02	$ 10.03	$ 10.05
Total Return B, C, D	(12.71)%	2.97%	3.97%	1.98%	.24%
Ratios to Average Net Assets F, I
Expenses before reductions	.67%	.66%	.70%	.78%	.85% A
Expenses net of fee waivers, if any	.67%	.66%	.70%	.70%	.70% A
Expenses net of all reductions	.66%	.66%	.70%	.70%	.70% A
Net investment income	4.26%	4.96%	4.00%	2.23%	1.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,268	$ 13,735	$ 4,553	$ 2,557	$ 316
Portfolio turnover rate G	11%	29%	39%	33%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,

2008

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.82	$ 10.02	$ 10.03	$ 10.05	$ 10.04
Income from Investment Operations
Net investment income E	.377	.491	.404	.222	.013
Net realized and unrealized gain (loss)	(1.607)	(.199)	(.011)	(.025)	.010
Total from investment operations	(1.230)	.292	.393	.197	.023
Distributions from net investment income	(.292)	(.492)	(.403)	(.214)	(.013)
Distributions from net realized gain	-	-	-	(.003)	-
Return of capital	(.039)	-	-	-	-
Total distributions	(.331)	(.492)	(.403)	(.217)	(.013)
Redemption fees added to paid in capital E	.001	- J	- J	- J	- J
Net asset value, end of period	$ 8.26	$ 9.82	$ 10.02	$ 10.03	$ 10.05
Total Return B, C, D	(12.72)%	2.95%	4.00%	1.98%	.23%
Ratios to Average Net Assets F, I
Expenses before reductions	.69%	.69%	.68%	.77%	.86% A
Expenses net of fee waivers, if any	.69%	.69%	.68%	.70%	.70% A
Expenses net of all reductions	.69%	.69%	.68%	.70%	.70% A
Net investment income	4.23%	4.93%	4.03%	2.23%	1.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,910	$ 4,818	$ 4,624	$ 4,044	$ 356
Portfolio turnover rate G	11%	29%	39%	33%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Ultra-Short Bond

Years ended July 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 9.81	$ 10.02	$ 10.03	$ 10.05	$ 10.02
Income from Investment Operations
Net investment income C	.404	.516	.427	.241	.122
Net realized and unrealized gain (loss)	(1.603)	(.210)	(.011)	(.026)	.029
Total from investment operations	(1.199)	.306	.416	.215	.151
Distributions from net investment income	(.310)	(.516)	(.426)	(.232)	(.122)
Distributions from net realized gain	-	-	-	(.003)	-
Return of capital	(.042)	-	-	-	-
Total distributions	(.352)	(.516)	(.426)	(.235)	(.122)
Redemption fees added to paid in capital C	.001	- G	- G	- G	.001
Net asset value, end of period	$ 8.26	$ 9.81	$ 10.02	$ 10.03	$ 10.05
Total Return A, B	(12.42)%	3.09%	4.23%	2.16%	1.52%
Ratios to Average Net Assets D, F
Expenses before reductions	.45%	.45%	.45%	.58%	.62%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.53%	.55%
Expenses net of all reductions	.45%	.45%	.45%	.53%	.55%
Net investment income	4.47%	5.17%	4.26%	2.41%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 315,401	$ 974,602	$ 850,329	$ 906,644	$ 580,174
Portfolio turnover rate E	11%	29%	39%	33%	53%

A Total returns for periods of less than one year are not annualized.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended July 31,

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.81	$ 10.02	$ 10.03	$ 10.05	$ 10.04
Income from Investment Operations
Net investment income D	.416	.510	.420	.240	.015
Net realized and unrealized gain (loss)	(1.619)	(.206)	(.008)	(.026)	.010
Total from investment operations	(1.203)	.304	.412	.214	.025
Distributions from net investment income	(.306)	(.514)	(.422)	(.231)	(.015)
Distributions from net realized gain	-	-	-	(.003)	-
Return of capital	(.042)	-	-	-	-
Total distributions	(.348)	(.514)	(.422)	(.234)	(.015)
Redemption fees added to paid in capital D	.001	- I	- I	- I	- I
Net asset value, end of period	$ 8.26	$ 9.81	$ 10.02	$ 10.03	$ 10.05
Total Return B, C	(12.46)%	3.06%	4.19%	2.15%	.25%
Ratios to Average Net Assets E, H
Expenses before reductions	.48%	.48%	.49%	.58%	.67% A
Expenses net of fee waivers, if any	.48%	.48%	.49%	.55%	.55% A
Expenses net of all reductions	.48%	.48%	.49%	.55%	.55% A
Net investment income	4.44%	5.14%	4.22%	2.38%	1.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 594	$ 8,312	$ 1,987	$ 509	$ 376
Portfolio turnover rate F	11%	29%	39%	33%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2008

1. Organization.

Fidelity Ultra-Short Bond Fund (the Fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Ultra-Short Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Ultra-Short Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE) normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. Certain adjustments have been made to the accounts relating to prior periods. Collectively, these adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, capital loss carryforwards and losses deferred due to excise tax regulations.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 10,957
Unrealized depreciation	(14,125,882)
Net unrealized appreciation (depreciation)	(14,114,925)
Capital loss carryforward	$ (14,622,425)

Cost for federal income tax purposes	$ 339,869,734

The tax character of distributions paid was as follows:

	July 31, 2008	July 31, 2007
Ordinary Income	$ 21,041,939	$ 51,625,727
Tax Return of Capital	2,083,483	-
Total	$ 23,125,422	$ 51,625,727

For the period ended July 31, 2008, the Fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital for tax purposes. This was due to reductions in taxable income available for distribution after certain distributions had been made. The tax treatment of distributions for the 2008 calendar year will be reported to shareholders prior to February 1, 2009.

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 60 days are subject to a redemption fee equal to .25% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

Annual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the

Annual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Swap Agreements - continued

extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $19,743,713 and $711,838,309, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .31% of the Fund's average net assets.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 14,235	$ 3,550
Class T	0%	.15%	5,535	129
			$ 19,770	$ 3,679

Sales Load. FDC receives a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of a contingent deferred sales charges levied on Class A and Class T redemptions. These charges depend on the holding period. The deferred sales charges range from .75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,706
Class T	2,709
$ 5,415

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund. FIIOC receives an asset-based fee of .10% of Ultra Short Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Company, Inc. (FSC), also an affiliate of FMR, was the transfer agent for Ultra-Short Bond shares. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 15,878.17
Class T	7,026.19
Ultra-Short Bond	516,453.10
Institutional Class	3,289.13
	$ 542,646

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,577 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $11,801. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Ultra-Short Bond	$ 3,071

Annual Report

9. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by subprime mortgage loans have resulted in increased volatility of market price and periods of illiquidity that have adversely impacted the valuation of certain issuers of the Fund.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2008	2007
From net investment income
Class A	$ 359,417	$ 470,241
Class T	130,879	210,443
Ultra-Short Bond	20,438,784	50,639,843
Institutional Class	112,859	305,200
Total	$ 21,041,939	$ 51,625,727
Tax Return of Capital
Class A	$ 32,925	$ -
Class T	14,892	-
Ultra-Short Bond	2,029,576	-
Institutional Class	6,090	-
Total	$ 2,083,483	$ -

Annual Report

Notes to Financial Statements - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended July 31,		Years ended July 31,
	2008	2007	2008	2007
Class A
Shares sold	716,050	1,247,732	$ 6,452,492	$ 12,475,671
Reinvestment of distributions	25,165	37,250	225,078	371,847
Shares redeemed	(1,381,271)	(340,215)	(12,368,618)	(3,395,610)
Net increase (decrease)	(640,056)	944,767	$ (5,691,048)	$ 9,451,908
Class T
Shares sold	400,564	388,444	$ 3,634,901	$ 3,878,571
Reinvestment of distributions	14,754	19,812	132,908	197,787
Shares redeemed	(553,763)	(378,796)	(5,029,354)	(3,788,237)
Net increase (decrease)	(138,445)	29,460	$ (1,261,545)	$ 288,121
Ultra-Short Bond
Shares sold	14,463,915	59,380,876	$ 130,144,280	$ 593,653,669
Reinvestment of distributions	2,308,926	4,599,590	20,889,307	45,902,034
Shares redeemed	(77,883,469)	(49,556,665)	(708,372,416)	(494,187,803)
Net increase (decrease)	(61,110,628)	14,423,801	$ (557,338,829)	$ 145,367,900
Institutional Class
Shares sold	60,495	970,636	$ 554,201	$ 9,707,468
Reinvestment of distributions	5,295	8,301	48,480	82,674
Shares redeemed	(840,939)	(330,344)	(7,773,834)	(3,294,058)
Net increase (decrease)	(775,149)	648,593	$ (7,171,153)	$ 6,496,084

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Ultra-Short Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Ultra-Short Bond Fund (a fund of Fidelity Income Fund) at July 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Ultra-Short Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 24, 2008

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 159 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 377 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006- present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

George H. Heilmeier (72)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology), Compaq, Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing), INET Technologies Inc. (telecommunications network surveillance, 2001- 2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Member and Executive Officers**:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Income Fund. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

John R. Hebble (50)

Year of Election or Appointment: 2008

President and Treasurer of the fund. Mr. Hebble also serves as President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2003-present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Greer also serves as Vice President of Asset Allocation Funds (2005-present), Fixed-Income Funds (2006- present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Dwight D. Churchill (46)

Year of Election or Appointment: 2008

Vice President of the fund. Mr. Churchill also serves as Vice President of Fidelity's Bond Funds (2008-present). Mr. Churchill is Executive Vice President of FMR (2005-present), FMR Co., Inc. (2005-present) and Fidelity Investments Money Management, Inc. (2008-present). Previously, Mr. Churchill served as Senior Vice President of FMR (1997-2005) and Senior Vice President of Fidelity Investments Money Management, Inc. (2000-2006).

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the fund. Mr. Goebel also serves as Secretary and CLO of other Fidelity funds (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present); and Deputy General Counsel of FMR LLC. Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Nancy D. Prior (41)

Year of Election or Appointment: 2008

Assistant Secretary of the fund. Ms. Prior also serves as Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2008- present) and is an employee of FMR (2002-present).

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) officer of the fund. Ms. Laurent also serves as AML officer of other Fidelity funds (2008-present) and is an employee of FMR LLC. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006- 2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (49)

Year of Election or Appointment: 2008

Chief Financial Officer of the fund. Ms. Reynolds also serves as Chief Financial Officer of other Fidelity funds (2008-present). Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980- 2002), where she was an audit partner with PwC's investment management practice.

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of the fund. Mr. Whitaker also serves as Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)
Year of Election or Appointment: 2004 Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004-present) and is an employee of FMR.
Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the fund. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

A total of 0.08% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $6,943,561 of distributions paid during the period January 1, 2008 to July 31, 2008 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Ultra-Short Bond Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, as available, the cumulative total returns of Fidelity Ultra-Short Bond (retail class) and Class T of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Fidelity Ultra-Short Bond (retail class) and Class T show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Fidelity Ultra-Short Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Ultra-Short Bond (retail class) of the fund was in the fourth quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that may be taken by FMR to improve the fund's disappointing performance and how investment personnel evaluate potential for incremental return against the risks involved in obtaining that incremental return. The Board considered the steps that FMR has taken to strengthen and refine its risk management processes in light of recent credit events that have affected various sectors of the fixed-income markets. The Board will continue to closely monitor the performance of the fund in the coming year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 21% means that 79% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Ultra-Short Bond Fund

Annual Report

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee for Fidelity Ultra-Short Bond (retail class) to 10 basis points, and (iii) limit the total expenses for Fidelity Ultra-Short Bond (retail class) to 45 basis points. These contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class. The fund's Advisor classes are subject to different class-level expenses (transfer agent fees and 12b-1 fees).

The Board noted that each class's total expenses ranked below its competitive median for 2007.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board noted, however, that because the current contractual arrangements set the total fund-level expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Annual Report

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

AUSBI-UANN-0908
1.804593.104

Item 2. Code of Ethics

As of the end of the period, July 31, 2008, Fidelity Income Fund (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended July 31, 2008 and July 31, 2007, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Fidelity Ginnie Mae Fund, Fidelity Government Income Fund, Fidelity Intermediate Government Income Fund, and Fidelity Ultra-Short Bond Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2008A	2007A
Fidelity Ginnie Mae Fund	$91,000	$93,000
Fidelity Government Income Fund	$74,000	$73,000
Fidelity Intermediate Government Income Fund	$68,000	$64,000
Fidelity Ultra-Short Bond Fund	$92,000	$68,000
All funds in the Fidelity Group of Funds audited by PwC	$14,000,000	$13,800,000
A	Aggregate amounts may reflect rounding.

For the fiscal years ended July 31, 2008 and July 31, 2007, the aggregate Audit Fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2008A	2007A,B
Fidelity Income Replacement 2016 Fund	$21,000	$0
Fidelity Income Replacement 2018 Fund	$21,000	$0
Fidelity Income Replacement 2020 Fund	$21,000	$0
Fidelity Income Replacement 2022 Fund	$21,000	$0
Fidelity Income Replacement 2024 Fund	$21,000	$0
Fidelity Income Replacement 2026 Fund	$21,000	$0
Fidelity Income Replacement 2028 Fund	$21,000	$0
Fidelity Income Replacement 2030 Fund	$21,000	$0
Fidelity Income Replacement 2032 Fund	$21,000	$0
Fidelity Income Replacement 2034 Fund	$21,000	$0
Fidelity Income Replacement 2036 Fund	$21,000	$0
Fidelity Income Replacement 2038 Fund	$19,000	$0
Fidelity Income Replacement 2040 Fund	$19,000	$0
Fidelity Income Replacement 2042 Fund	$19,000	$0
All funds in the Fidelity Group of Funds audited by Deloitte Entities	$6,800,000	$7,100,000
A	Aggregate amounts may reflect rounding.
B

Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund and Fidelity Income Replacement 2036 Fund commenced operations on August 30, 2007. Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund commenced operations on December 31, 2007.

(b) Audit-Related Fees.

In each of the fiscal years ended July 31, 2008 and July 31, 2007, the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2008A	2007A
Fidelity Ginnie Mae Fund	$0	$0
Fidelity Government Income Fund	$0	$0
Fidelity Intermediate Government Income Fund	$0	$0
Fidelity Ultra-Short Bond Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended July 31, 2008 and July 31, 2007, the aggregate Audit-Related Fees billed by Deloitte Entities for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2008A	2007 A,B
Fidelity Income Replacement 2016 Fund	$0	$0
Fidelity Income Replacement 2018 Fund	$0	$0
Fidelity Income Replacement 2020 Fund	$0	$0
Fidelity Income Replacement 2022 Fund	$0	$0
Fidelity Income Replacement 2024 Fund	$0	$0
Fidelity Income Replacement 2026 Fund	$0	$0
Fidelity Income Replacement 2028 Fund	$0	$0
Fidelity Income Replacement 2030 Fund	$0	$0
Fidelity Income Replacement 2032 Fund	$0	$0
Fidelity Income Replacement 2034 Fund	$0	$0
Fidelity Income Replacement 2036 Fund	$0	$0
Fidelity Income Replacement 2038 Fund	$0	$0
Fidelity Income Replacement 2040 Fund	$0	$0
Fidelity Income Replacement 2042 Fund	$0	$0

A	Aggregate amounts may reflect rounding.
B

Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund and Fidelity Income Replacement 2036 Fund commenced operations on August 30, 2007. Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund commenced operations on December 31, 2007.

In each of the fiscal years ended July 31, 2008 and July 31, 2007, the aggregate Audit-Related Fees that were billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2008 A	2007A
PwC	$1,010,000	$0
Deloitte Entities	$410,000B	$0 B
A	Aggregate amounts may reflect rounding.
B	May include amounts billed prior to the funds' commencement of operations

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended July 31, 2008 and July 31, 2007, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2008A	2007A
Fidelity Ginnie Mae Fund	$3,900	$2,900
Fidelity Government Income Fund	$6,000	$2,900
Fidelity Intermediate Government Income Fund	$5,100	$2,900
Fidelity Ultra-Short Bond Fund	$3,000	$2,900
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended July 31, 2008 and July 31, 2007, the aggregate Tax Fees billed by Deloitte Entities for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2008A	2007A,B
Fidelity Income Replacement 2016 Fund	$4,400	$0
Fidelity Income Replacement 2018 Fund	$4,400	$0
Fidelity Income Replacement 2020 Fund	$4,400	$0
Fidelity Income Replacement 2022 Fund	$4,400	$0
Fidelity Income Replacement 2024 Fund	$4,400	$0
Fidelity Income Replacement 2026 Fund	$4,400	$0
Fidelity Income Replacement 2028 Fund	$4,400	$0
Fidelity Income Replacement 2030 Fund	$4,400	$0
Fidelity Income Replacement 2032 Fund	$4,400	$0
Fidelity Income Replacement 2034 Fund	$4,400	$0
Fidelity Income Replacement 2036 Fund	$4,400	$0
Fidelity Income Replacement 2038 Fund	$4,400	$0
Fidelity Income Replacement 2040 Fund	$4,400	$0
Fidelity Income Replacement 2042 Fund	$4,400	$0
A	Aggregate amounts may reflect rounding.
B

Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund and Fidelity Income Replacement 2036 Fund commenced operations on August 30, 2007. Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund commenced operations on December 31, 2007.

In each of the fiscal years ended July 31, 2008 and July 31, 2007, the aggregate Tax Fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2008A	2007A
PwC	$0	$0
Deloitte Entities	$0B	$0B
A	Aggregate amounts may reflect rounding.
B	May include amounts billed prior to the funds' commencement of operations

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended July 31, 2008 and July 31, 2007, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2008	2007A
Fidelity Ginnie Mae Fund	$3,000	$3,200
Fidelity Government Income Fund	$5,700	$5,500
Fidelity Intermediate Government Income Fund	$1,600	$1,600
Fidelity Ultra-Short Bond Fund	$1,400	$1,800
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended July 31, 2008 and July 31, 2007, the aggregate Other Fees billed by Deloitte Entities for all other non-audit services rendered to the funds is shown in the table below.

Fund	2008A	2007A,B
Fidelity Income Replacement 2016 Fund	$0	$0
Fidelity Income Replacement 2018 Fund	$0	$0
Fidelity Income Replacement 2020 Fund	$0	$0
Fidelity Income Replacement 2022 Fund	$0	$0
Fidelity Income Replacement 2024 Fund	$0	$0
Fidelity Income Replacement 2026 Fund	$0	$0
Fidelity Income Replacement 2028 Fund	$0	$0
Fidelity Income Replacement 2030 Fund	$0	$0
Fidelity Income Replacement 2032 Fund	$0	$0
Fidelity Income Replacement 2034 Fund	$0	$0
Fidelity Income Replacement 2036 Fund	$0	$0
Fidelity Income Replacement 2038 Fund	$0	$0
Fidelity Income Replacement 2040 Fund	$0	$0
Fidelity Income Replacement 2042 Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B

Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund and Fidelity Income Replacement 2036 Fund commenced operations on August 30, 2007. Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund commenced operations on December 31, 2007.

In each of the fiscal years ended July 31, 2008 and July 31, 2007, the aggregate Other Fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2008A	2007A
PwC	$235,000	$225,000
Deloitte Entities	$0B	$0B
A	Aggregate amounts may reflect rounding.
B	May include amounts billed prior to the funds' commencement of operations

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended July 31, 2008 and July 31, 2007 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended July 31, 2008 and July 31, 2007 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended July 31, 2008 and July 31, 2007 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended July 31, 2008 and July 31, 2007 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended July 31, 2008 and July 31, 2007 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended July 31, 2008 and July 31, 2007 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) Not applicable.

(g) For the fiscal years ended July 31, 2008 and July 31, 2007, the aggregate fees billed by PwC of $2,250,000A and $1,350,000A for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2008A	2007A
Covered Services	$1,275,000	$250,000
Non-Covered Services	$975,000	$1,100,000
A	Aggregate amounts may reflect rounding.

For the fiscal years ended July 31, 2008 and July 31, 2007, the aggregate fees billed by Deloitte Entities of $1,135,000A,B and $555,000A,B for non-audit services rendered on behalf of the fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2008A,B	2007A,B
Covered Services	$475,000	$0
Non-Covered Services	$660,000	$555,000
A	Aggregate amounts may reflect rounding.
B	May include amounts billed prior to the funds' commencement of operations

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audit of the funds, taking into account representations from PwC and Deloitte Entities, in accordance with Independence Standards Board Standard No.1, regarding their independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 29, 2008
By:	/s/Jeffrey Christian
Jeffrey Christian
Chief Financial Officer

Date:	September 29, 2008